UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust All Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Institutional Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Class M

•	PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust Global Multi-Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Global Multi-Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Institutional Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Advisor Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Administrative Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Advisor Class

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust All Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	20.8%
Investment Grade Corporate Bond Fund	14.0%
Short-Term Fund	12.4%
CommodityRealReturn Strategy Fund®	8.7%
Total Return Fund	8.3%
Other	35.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/30/03)
PIMCO All Asset Portfolio Administrative Class	9.24%	-7.83%	3.94%	5.21%
Barclays Capital U.S. TIPS 1-10 Year Index±	6.49%	-1.92%	4.69%	4.78%
Consumer Price Index + 500 Basis Points±±	5.18%	3.62%	7.84%	7.87%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.335% for Administrative Class shares.

± Barclays Capital U.S. TIPS 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,092.45	$1,022.02
Expenses Paid During Period†	$2.91	$2.81

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.555%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.555% for the Administrative Class reflects net annualized expenses after application of an expense waiver of 0.02%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. Though it is anticipated that the Portfolio will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Exposure to high-yield securities, through an allocation to the PIMCO High Yield Fund, benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (“the Portfolio’s benchmark”) during the period.

»	An allocation to convertible securities, through the PIMCO Convertible Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark during the period.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the Portfolio’s benchmark.

»	Exposure to emerging market bonds, through the PIMCO Emerging Markets Bond Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Commodities exposure, through exposure to the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Exposure to the PIMCO Income Fund detracted from performance as the Fund underperformed the Portfolio’s benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the Portfolio’s benchmark.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008		12/31/2007		12/31/2006		12/31/2005		12/31/2004

Administrative Class
Net asset value beginning of year or period	$9.20		$11.72		$11.67		$11.81		$11.62		$10.77
Net investment income (a)	0.17		0.54		0.86		0.63		0.83		1.50
Net realized/unrealized gain (loss) on investments	0.67		(2.36)		0.09		(0.10)		(0.11)		(0.27)
Total income (loss) from investment operations	0.84		(1.82)		0.95		0.53		0.72		1.23
Dividends from net investment income	(0.14)		(0.60)		(0.90)		(0.64)		(0.49)		(0.37)
Distributions from net realized capital gains	0.00		(0.03)		0.00		(0.03)		(0.04)		(0.01)
Tax basis return of capital	0.00		(0.07)		0.00		0.00		0.00		0.00
Total distributions	(0.14)		(0.70)		(0.90)		(0.67)		(0.53)		(0.38)
Net asset value end of year or period	$9.90		$9.20		$11.72		$11.67		$11.81		$11.62
Total return	9.24%		(15.84)%		8.33%		4.66%		6.23%		11.49%
Net assets end of year or period (000s)	$196,386		$168,540		$255,691		$251,076		$251,482		$102,183
Ratio of expenses to average net assets (b)	0.555	%*(e)	0.555	%(e)	0.555	%(e)	0.585	%(d)	0.59	%(c)	0.57	%(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.555	%*(e)	0.555	%(e)	0.555	%(e)	0.585	%(d)	0.59	%(c)	0.57	%(c)
Ratio of net investment income to average net assets	3.65	%*	4.92%		7.06%		5.39%		6.98%		13.02%
Portfolio turnover rate	73%		91%		101%		66%		75%		93%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying PIMCO Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.575%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,834,258
Repurchase agreements, at value	1,765
Cash	1
Receivable for investments in Affiliates sold	30,588
Receivable for Portfolio shares sold	135
Interest and dividends receivable from Affiliates	6,761
1,873,508

Liabilities:
Payable for investments in Affiliates purchased	$39,114
Payable for Portfolio shares redeemed	441
Accrued investment advisory fee	259
Accrued supervisory and administrative fee	370
Accrued distribution fee	302
Accrued servicing fee	25
Recoupment payable to Manager	6
40,517

Net Assets	$1,832,991

Net Assets Consist of:
Paid in capital	$2,096,367
Undistributed net investment income	4,686
Accumulated undistributed net realized (loss)	(325,517)
Net unrealized appreciation	57,455
$1,832,991

Net Assets:
Institutional Class	$807
Administrative Class	196,386
Advisor Class	1,597,047
Class M	38,751

Shares Issued and Outstanding:
Institutional Class	81
Administrative Class	19,839
Advisor Class	160,715
Class M	3,897

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.94
Administrative Class	9.90
Advisor Class	9.94
Class M	9.94

Cost of Investments in Affiliates Owned	$1,776,803
Cost of Repurchase Agreements Owned	$1,765

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends from Affiliate investments	$33,215
Total Income	33,215

Expenses:
Investment advisory fees	1,384
Supervisory and administrative fees	1,977
Servicing fees – Administrative Class	126
Distribution and/or servicing fees – Advisor Class	1,720
Distribution and/or servicing fees – Class M	83
Interest expense	5
Total Expenses	5,295
Reimbursement by Manager	(167)
Net Expenses	5,128

Net Investment Income	28,087

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on Affiliate investments	(205,511)
Net change in unrealized appreciation on Affiliate investments	330,726
Net Gain	125,215

Net Increase in Net Assets Resulting from Operations	$153,302

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$28,087	$90,601
Net realized (loss) on Affiliate investments	(205,511)	(132,432)
Net capital gain distributions received from Underlying Funds	0	19,987
Net change in unrealized appreciation (depreciation) on Affiliate investments	330,726	(274,042)
Net increase (decrease) resulting from operations	153,302	(295,886)

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(35)
Administrative Class	(2,672)	(11,494)
Advisor Class	(20,244)	(76,721)
Class M	(474)	(2,392)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(553)
Advisor Class	0	(4,469)
Class M	0	(144)
Tax basis return of capital
Institutional Class	0	(3)
Administrative Class	0	(1,485)
Advisor Class	0	(8,271)
Class M	0	(306)

Total Distributions	(23,401)	(105,875)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	314	706
Administrative Class	44,979	104,348
Advisor Class	168,916	618,789
Class M	7,858	33,776
Issued as reinvestment of distributions
Institutional Class	11	40
Administrative Class	2,672	13,532
Advisor Class	20,244	89,461
Class M	474	2,842
Cost of shares redeemed
Institutional Class	(231)	(339)
Administrative Class	(34,004)	(149,388)
Advisor Class	(66,906)	(137,555)
Class M	(13,186)	(25,189)
Net increase resulting from Portfolio share transactions	131,141	551,023

Total Increase in Net Assets	261,042	149,262

Net Assets:
Beginning of period	1,571,949	1,422,687
End of period*	$1,832,991	$1,571,949

*Including undistributed net investment income of:	$4,686	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	22,334,239	$159,466
Convertible Fund	3,612,987	35,841
Developing Local Markets Fund	3,456,531	32,077
Diversified Income Fund	4,217,723	39,858
Emerging Local Bond Fund	8,136,940	72,988
Emerging Markets Bond Fund	4,493,287	42,102
EM Fundamental IndexPLUS™ TR Strategy Fund	2,165,113	31,286
Floating Income Fund	7,197,537	56,429
Foreign Bond Fund (Unhedged)	5,402	49
Fundamental Advantage Total Return Strategy Fund	9,336,251	45,654
Fundamental IndexPLUS™ Fund	295,076	1,714
Fundamental IndexPLUS™ TR Fund	2,771,874	17,629
Global Advantage Strategy Bond Fund	706,803	7,513
High Yield Fund	7,584,923	57,039
Income Fund	3,251,963	29,365
International StocksPLUS® TR Strategy Fund (Unhedged)	597,128	3,732
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,195,004	18,109
Investment Grade Corporate Bond Fund	24,751,588	257,169
Long Duration Total Return Fund	5,102,594	53,373
Long-Term U.S. Credit Fund	3,273,681	34,799
Long-Term U.S. Government Fund	1,931,233	21,572
Low Duration Fund	254	3
Real Return Asset Fund	36,378,247	382,335
Real Return Fund	2,569,817	26,546
RealEstateRealReturn Strategy Fund	4,657,304	13,366
Short-Term Fund	23,694,508	228,652
Small Cap StocksPLUS® TR Fund	1,322,236	9,732
StocksPLUS® Total Return Fund	693,645	4,224
Total Return Fund	14,510,576	151,636

Total PIMCO Funds (Cost $1,776,803)		1,834,258

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,765	$1,765

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,805. Repurchase proceeds are $1,765.)

Total Short-Term Instruments (Cost $1,765)		1,765

Total Investments 100.2% (Cost $1,778,568)		$1,836,023

Other Assets and Liabilities (Net) (0.2%)		(3,032)

Net Assets 100.0%		$1,832,991

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,834,258	$0	$0	$1,834,258
Short-Term Instruments	0	1,765	0	1,765

Investments, at value	$1,834,258	$1,765	$0	$1,836,023

+	See note 2 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

3.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by

Semiannual Report	June 30, 2009	11

Notes to Financial Statements (Cont.)

performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund Expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $167,083. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized (Loss)
CommodityRealReturn Strategy Fund®	$43,301	$133,233	$33,016	$13,133	$159,466	$3,227	$(22,825)
Convertible Fund	123,536	23,869	117,263	5,072	35,841	113	(16,842)
Developing Local Markets Fund	125,684	13,042	111,733	(255)	32,077	1,386	(24,330)
Diversified Income Fund	40,372	8,115	11,927	(4,099)	39,858	1,169	(3,163)
Emerging Local Bond Fund	154,229	4,389	94,892	(2,078)	72,988	3,964	(15,146)
Emerging Markets Bond Fund	111,756	4,337	80,482	(1,656)	42,102	3,146	(13,818)
EM Fundamental IndexPLUSTM TR Strategy Fund	1,125	20,403	0	9,806	31,286	403	0
Floating Income Fund	55,995	45,955	52,820	6,155	56,429	1,771	(12,192)
Foreign Bond Fund (Unhedged)	45	1	0	(4)	49	1	0
Fundamental Advantage Total Return Strategy Fund	17,998	26,073	0	(4,020)	45,654	0	0
Fundamental IndexPLUSTM Fund	13,494	1,303	12,943	(1,355)	1,714	0	(10,977)
Fundamental IndexPLUSTM TR Fund	43,478	51,946	78,915	4,892	17,629	0	(17,984)
Global Advantage Strategy Bond Fund	0	7,460	0	53	7,513	14	0
Global Bond Fund (Unhedged)	7	0	6	0	0	0	(2)
High Yield Fund	69,430	77,992	106,413	9,123	57,039	4,451	(3,829)
Income Fund	34,734	8,470	14,485	(1,766)	29,365	844	(1,730)
International StocksPLUS® TR Strategy Fund (Unhedged)	2,208	988	0	(1,188)	3,732	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,963	0	16,705	(6,707)	18,109	0	(5,581)
Investment Grade Corporate Bond Fund	162,684	179,705	100,960	17,729	257,169	5,797	(1,549)
Long Duration Total Return Fund	12,314	80,227	39,868	2,328	53,373	1,115	(872)
Long-Term Credit Fund	0	33,603	0	1,197	34,799	137	0
Long-Term U.S. Government Fund	0	21,620	0	(48)	21,572	112	0
Low Duration Fund	2	0	0	0	3	0	0
Real Return Asset Fund	395,273	86,689	125,184	6,400	382,335	3,206	(25,358)
Real Return Fund	1,231	26,170	1,236	366	26,546	77	(79)
RealEstateRealReturn Strategy Fund	62,488	1,438	45,567	(637)	13,366	0	(20,754)
Short-Term Fund	2	228,481	0	169	228,652	68	0
Small Cap StocksPLUS® TR Fund	67,533	59,209	113,480	2,649	9,732	0	(8,359)
StocksPLUS® Total Return Fund	2,816	1,061	0	(2,100)	4,224	0	0
Total Return Fund	0	170,713	23,253	4,296	151,636	2,214	(121)
Totals	$1,573,698	$1,316,492	$1,181,148	$57,455	$1,834,258	$33,215	$(205,511)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,316,492	$1,181,148

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$314	64	$706
Administrative Class	4,975	44,979	9,274	104,348
Advisor Class	18,362	168,916	55,111	618,789
Class M	860	7,858	2,996	33,776
Issued as reinvestment of distributions
Institutional Class	1	11	4	40
Administrative Class	286	2,672	1,340	13,532
Advisor Class	2,154	20,244	9,040	89,461
Class M	51	474	285	2,842
Cost of shares redeemed
Institutional Class	(25)	(231)	(29)	(339)
Administrative Class	(3,743)	(34,004)	(14,108)	(149,388)
Advisor Class	(7,350)	(66,906)	(12,344)	(137,555)
Class M	(1,450)	(13,186)	(2,449)	(25,189)
Net increase resulting from Portfolio share transactions	14,155	$131,141	49,184	$551,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	3	99
Class M	4	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$83,367	$(25,912)	$57,455

11.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	15

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

16	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2009

`

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	20.8%
Investment Grade Corporate Bond Fund	14.0%
Short-Term Fund	12.4%
CommodityRealReturn Strategy Fund®	8.7%
Total Return Fund	8.3%
Other	35.8%
‡	% of Total Investments as of 06/03/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (01/31/06)
PIMCO All Asset Portfolio Institutional Class	9.32%	-7.69%	1.06%
Barclays Capital U.S. TIPS 1-10 Year Index±	6.49%	-1.92%	4.85%
Consumer Price Index + 500 Basis Points±±	5.18%	3.62%	7.74%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.185% for Institutional Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,093.23	$1,022.76
Expenses Paid During Period†	$2.13	$2.06

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.405%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory, supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.405% for the Institutional Class reflects net annualized expenses after application of an expense waiver of 0.02%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. Though it is anticipated that the Portfolio will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Exposure to high-yield securities, through an allocation to the PIMCO High Yield Fund, benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (“the Portfolio’s benchmark”) during the period.

»	An allocation to convertible securities, through the PIMCO Convertible Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark during the period.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the Portfolio’s benchmark.

»	Exposure to emerging market bonds, through the PIMCO Emerging Markets Bond Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Commodities exposure, through exposure to the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Exposure to the PIMCO Income Fund detracted from performance as the Fund underperformed the Portfolio’s benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the Portfolio’s benchmark.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/20009+		12/31/2008		12/31/2007		01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$9.23		$11.74		$11.68		$11.93
Net investment income (a)	0.18		0.76		0.98		1.17
Net realized/unrealized gain on investments	0.67		(2.56)		(0.02)		(0.74)
Total income (loss) from investment operations	0.85		(1.80)		0.96		0.43
Dividends from net investment income	(0.14)		(0.61)		(0.90)		(0.65)
Distributions from net realized capital gains	0.00		(0.03)		0.00		(0.03)
Tax basis return of capital	0.00		(0.07)		0.00		0.00
Total distributions	(0.14)		(0.71)		(0.90)		(0.68)
Net asset value end of year or period	$9.94		$9.23		$11.74		$11.68
Total return	9.32%		(15.70)%		8.43%		3.73%
Net assets end of year or period (000s)	$807		$653		$373		$74
Ratio of expenses to average net assets (b)	0.405	%*(d)	0.405	%(d)	0.405	%(d)	0.425	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.405	%*(d)	0.405	%(d)	0.405	%(d)	0.425	%*(c)
Ratio of net investment income to average net assets	3.82	%*	7.08%		8.05%		10.65	%*
Portfolio turnover rate	73%		91%		101%		66%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.
(c)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.425%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,834,258
Repurchase agreements, at value	1,765
Cash	1
Receivable for investments in Affiliates sold	30,588
Receivable for Portfolio shares sold	135
Interest and dividends receivable from Affiliates	6,761
1,873,508

Liabilities:
Payable for investments in Affiliates purchased	$39,114
Payable for Portfolio shares redeemed	441
Accrued investment advisory fee	259
Accrued supervisory and administrative fee	370
Accrued distribution fee	302
Accrued servicing fee	25
Recoupment payable to Manager	6
40,517

Net Assets	$1,832,991

Net Assets Consist of:
Paid in capital	$2,096,367
Undistributed net investment income	4,686
Accumulated undistributed net realized (loss)	(325,517)
Net unrealized appreciation	57,455
$1,832,991

Net Assets:
Institutional Class	$807
Administrative Class	196,386
Advisor Class	1,597,047
Class M	38,751

Shares Issued and Outstanding:
Institutional Class	81
Administrative Class	19,839
Advisor Class	160,715
Class M	3,897

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.94
Administrative Class	9.90
Advisor Class	9.94
Class M	9.94

Cost of Investments in Affiliates Owned	$1,776,803
Cost of Repurchase Agreements Owned	$1,765

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends from Affiliate investments	$33,215
Total Income	33,215

Expenses:
Investment advisory fees	1,384
Supervisory and administrative fees	1,977
Servicing fees – Administrative Class	126
Distribution and/or servicing fees – Advisor Class	1,720
Distribution and/or servicing fees – Class M	83
Interest expense	5
Total Expenses	5,295
Reimbursement by Manager	(167)
Net Expenses	5,128

Net Investment Income	28,087

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on Affiliate investments	(205,511)
Net change in unrealized appreciation on Affiliate investments	330,726
Net Gain	125,215

Net Increase in Net Assets Resulting from Operations	$153,302

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$28,087	$90,601
Net realized (loss) on Affiliate investments	(205,511)	(132,432)
Net capital gain distributions received from Underlying Funds	0	19,987
Net change in unrealized appreciation (depreciation) on Affiliate investments	330,726	(274,042)
Net increase (decrease) resulting from operations	153,302	(295,886)

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(35)
Administrative Class	(2,672)	(11,494)
Advisor Class	(20,244)	(76,721)
Class M	(474)	(2,392)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(553)
Advisor Class	0	(4,469)
Class M	0	(144)
Tax basis return of capital
Institutional Class	0	(3)
Administrative Class	0	(1,485)
Advisor Class	0	(8,271)
Class M	0	(306)

Total Distributions	(23,401)	(105,875)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	314	706
Administrative Class	44,979	104,348
Advisor Class	168,916	618,789
Class M	7,858	33,776
Issued as reinvestment of distributions
Institutional Class	11	40
Administrative Class	2,672	13,532
Advisor Class	20,244	89,461
Class M	474	2,842
Cost of shares redeemed
Institutional Class	(231)	(339)
Administrative Class	(34,004)	(149,388)
Advisor Class	(66,906)	(137,555)
Class M	(13,186)	(25,189)
Net increase resulting from Portfolio share transactions	131,141	551,023

Total Increase in Net Assets	261,042	149,262

Net Assets:
Beginning of period	1,571,949	1,422,687
End of period*	$1,832,991	$1,571,949

*Including undistributed net investment income of:	$4,686	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	22,334,239	$159,466
Convertible Fund	3,612,987	35,841
Developing Local Markets Fund	3,456,531	32,077
Diversified Income Fund	4,217,723	39,858
Emerging Local Bond Fund	8,136,940	72,988
Emerging Markets Bond Fund	4,493,287	42,102
EM Fundamental IndexPLUS™ TR Strategy Fund	2,165,113	31,286
Floating Income Fund	7,197,537	56,429
Foreign Bond Fund (Unhedged)	5,402	49
Fundamental Advantage Total Return Strategy Fund	9,336,251	45,654
Fundamental IndexPLUS™ Fund	295,076	1,714
Fundamental IndexPLUS™ TR Fund	2,771,874	17,629
Global Advantage Strategy Bond Fund	706,803	7,513
High Yield Fund	7,584,923	57,039
Income Fund	3,251,963	29,365
International StocksPLUS® TR Strategy Fund (Unhedged)	597,128	3,732
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,195,004	18,109
Investment Grade Corporate Bond Fund	24,751,588	257,169
Long Duration Total Return Fund	5,102,594	53,373
Long-Term U.S. Credit Fund	3,273,681	34,799
Long-Term U.S. Government Fund	1,931,233	21,572
Low Duration Fund	254	3
Real Return Asset Fund	36,378,247	382,335
Real Return Fund	2,569,817	26,546
RealEstateRealReturn Strategy Fund	4,657,304	13,366
Short-Term Fund	23,694,508	228,652
Small Cap StocksPLUS® TR Fund	1,322,236	9,732
StocksPLUS® Total Return Fund	693,645	4,224
Total Return Fund	14,510,576	151,636

Total PIMCO Funds (Cost $1,776,803)		1,834,258

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,765	$1,765

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,805. Repurchase proceeds are $1,765.)

Total Short-Term Instruments (Cost $1,765)		1,765

Total Investments 100.2% (Cost $1,778,568)		$1,836,023

Other Assets and Liabilities (Net) (0.2%)		(3,032)

Net Assets 100.0%		$1,832,991

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,834,258	$0	$0	$1,834,258
Short-Term Instruments	0	1,765	0	1,765

Investments, at value	$1,834,258	$1,765	$0	$1,836,023

+	See note 2 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

3.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by

Semiannual Report	June 30, 2009	11

Notes to Financial Statements (Cont.)

performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund Expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $167,083. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized (Loss)
CommodityRealReturn Strategy Fund®	$43,301	$133,233	$33,016	$13,133	$159,466	$3,227	$(22,825)
Convertible Fund	123,536	23,869	117,263	5,072	35,841	113	(16,842)
Developing Local Markets Fund	125,684	13,042	111,733	(255)	32,077	1,386	(24,330)
Diversified Income Fund	40,372	8,115	11,927	(4,099)	39,858	1,169	(3,163)
Emerging Local Bond Fund	154,229	4,389	94,892	(2,078)	72,988	3,964	(15,146)
Emerging Markets Bond Fund	111,756	4,337	80,482	(1,656)	42,102	3,146	(13,818)
EM Fundamental IndexPLUSTM TR Strategy Fund	1,125	20,403	0	9,806	31,286	403	0
Floating Income Fund	55,995	45,955	52,820	6,155	56,429	1,771	(12,192)
Foreign Bond Fund (Unhedged)	45	1	0	(4)	49	1	0
Fundamental Advantage Total Return Strategy Fund	17,998	26,073	0	(4,020)	45,654	0	0
Fundamental IndexPLUSTM Fund	13,494	1,303	12,943	(1,355)	1,714	0	(10,977)
Fundamental IndexPLUSTM TR Fund	43,478	51,946	78,915	4,892	17,629	0	(17,984)
Global Advantage Strategy Bond Fund	0	7,460	0	53	7,513	14	0
Global Bond Fund (Unhedged)	7	0	6	0	0	0	(2)
High Yield Fund	69,430	77,992	106,413	9,123	57,039	4,451	(3,829)
Income Fund	34,734	8,470	14,485	(1,766)	29,365	844	(1,730)
International StocksPLUS® TR Strategy Fund (Unhedged)	2,208	988	0	(1,188)	3,732	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,963	0	16,705	(6,707)	18,109	0	(5,581)
Investment Grade Corporate Bond Fund	162,684	179,705	100,960	17,729	257,169	5,797	(1,549)
Long Duration Total Return Fund	12,314	80,227	39,868	2,328	53,373	1,115	(872)
Long-Term Credit Fund	0	33,603	0	1,197	34,799	137	0
Long-Term U.S. Government Fund	0	21,620	0	(48)	21,572	112	0
Low Duration Fund	2	0	0	0	3	0	0
Real Return Asset Fund	395,273	86,689	125,184	6,400	382,335	3,206	(25,358)
Real Return Fund	1,231	26,170	1,236	366	26,546	77	(79)
RealEstateRealReturn Strategy Fund	62,488	1,438	45,567	(637)	13,366	0	(20,754)
Short-Term Fund	2	228,481	0	169	228,652	68	0
Small Cap StocksPLUS® TR Fund	67,533	59,209	113,480	2,649	9,732	0	(8,359)
StocksPLUS® Total Return Fund	2,816	1,061	0	(2,100)	4,224	0	0
Total Return Fund	0	170,713	23,253	4,296	151,636	2,214	(121)
Totals	$1,573,698	$1,316,492	$1,181,148	$57,455	$1,834,258	$33,215	$(205,511)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,316,492	$1,181,148

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$314	64	$706
Administrative Class	4,975	44,979	9,274	104,348
Advisor Class	18,362	168,916	55,111	618,789
Class M	860	7,858	2,996	33,776
Issued as reinvestment of distributions
Institutional Class	1	11	4	40
Administrative Class	286	2,672	1,340	13,532
Advisor Class	2,154	20,244	9,040	89,461
Class M	51	474	285	2,842
Cost of shares redeemed
Institutional Class	(25)	(231)	(29)	(339)
Administrative Class	(3,743)	(34,004)	(14,108)	(149,388)
Advisor Class	(7,350)	(66,906)	(12,344)	(137,555)
Class M	(1,450)	(13,186)	(2,449)	(25,189)
Net increase resulting from Portfolio share transactions	14,155	$131,141	49,184	$551,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	3	99
Class M	4	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$83,367	$(25,912)	$57,455

11.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	15

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

16	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	20.8%
Investment Grade Corporate Bond Fund	14.0%
Short-Term Fund	12.4%
CommodityRealReturn Strategy Fund®	8.7%
Total Return Fund	8.3%
Other	35.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/30/04)
PIMCO All Asset Portfolio Advisor Class	9.20%	-7.92%	3.83%	4.36%
Barclays Capital U.S. TIPS 1-10 Year Index±	6.49%	-1.92%	4.69%	4.77%
Consumer Price Index + 500 Basis Points±±	5.18%	3.62%	7.84%	7.94%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.435% for Advisor Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,092.03	$1,021.52
Expenses Paid During Period†	$3.42	$3.31

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.655%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.655% for the Advisor Class reflects net annualized expenses after application of an expense waiver of 0.02%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. Though it is anticipated that the Portfolio will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Exposure to high-yield securities, through an allocation to the PIMCO High Yield Fund, benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (“the Portfolio’s benchmark”) during the period.

»	An allocation to convertible securities, through the PIMCO Convertible Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark during the period.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the Portfolio’s benchmark.

»	Exposure to emerging market bonds, through the PIMCO Emerging Markets Bond Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Commodities exposure, through exposure to the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Exposure to the PIMCO Income Fund detracted from performance as the Fund underperformed the Portfolio’s benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the Portfolio’s benchmark.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/20009+		12/31/2008		12/31/2007		12/31/2006		12/31/2005	04/30/2004- 12/31/2004

Advisor Class
Net asset value beginning of year or period	$9.23		$11.74		$11.68		$11.82		$11.64	$10.59
Net investment income (a)	0.16		0.64		0.96		1.05		1.63	0.52
Net realized/unrealized gain (loss) on investments	0.68		(2.47)		(0.02)		(0.53)		(0.93)	0.87
Total income (loss) from investment operations	0.84		(1.83)		0.94		0.52		0.70	1.39
Dividends from net investment income	(0.13)		(0.58)		(0.88)		(0.63)		(0.48)	(0.33)
Distributions from net realized capital gains	0.00		(0.03)		0.00		(0.03)		(0.04)	(0.01)
Tax basis return of capital	0.00		(0.07)		0.00		0.00		0.00	0.00
Total distributions	(0.13)		(0.68)		(0.88)		(0.66)		(0.52)	(0.34)
Net asset value end of year or period	$9.94		$9.23		$11.74		$11.68		$11.82	$11.64
Total return	9.20%		(15.91)%		8.19%		4.56%		6.03%	13.18%
Net assets end of year or period (000s)	$1,597,047		$1,361,792		$1,124,287		$501,498		$7,461	$11
Ratio of expenses to average net assets (b)	0.655	%*(e)	0.655	%(e)	0.655	%(e)	0.685	%(d)	0.70%	0.67	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.655	%*(e)	0.655	%(e)	0.655	%(e)	0.685	%(d)	0.70%	0.67	%*(c)
Ratio of net investment income to average net assets	3.54	%*	5.87%		7.90%		8.84%		13.67%	6.96	%*
Portfolio turnover rate	73%		91%		101%		66%		75%	93%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.675%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,834,258
Repurchase agreements, at value	1,765
Cash	1
Receivable for investments in Affiliates sold	30,588
Receivable for Portfolio shares sold	135
Interest and dividends receivable from Affiliates	6,761
1,873,508

Liabilities:
Payable for investments in Affiliates purchased	$39,114
Payable for Portfolio shares redeemed	441
Accrued investment advisory fee	259
Accrued supervisory and administrative fee	370
Accrued distribution fee	302
Accrued servicing fee	25
Recoupment payable to Manager	6
40,517

Net Assets	$1,832,991

Net Assets Consist of:
Paid in capital	$2,096,367
Undistributed net investment income	4,686
Accumulated undistributed net realized (loss)	(325,517)
Net unrealized appreciation	57,455
$1,832,991

Net Assets:
Institutional Class	$807
Administrative Class	196,386
Advisor Class	1,597,047
Class M	38,751

Shares Issued and Outstanding:
Institutional Class	81
Administrative Class	19,839
Advisor Class	160,715
Class M	3,897

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.94
Administrative Class	9.90
Advisor Class	9.94
Class M	9.94

Cost of Investments in Affiliates Owned	$1,776,803
Cost of Repurchase Agreements Owned	$1,765

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends from Affiliate investments	$33,215
Total Income	33,215

Expenses:
Investment advisory fees	1,384
Supervisory and administrative fees	1,977
Servicing fees – Administrative Class	126
Distribution and/or servicing fees – Advisor Class	1,720
Distribution and/or servicing fees – Class M	83
Interest expense	5
Total Expenses	5,295
Reimbursement by Manager	(167)
Net Expenses	5,128

Net Investment Income	28,087

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on Affiliate investments	(205,511)
Net change in unrealized appreciation on Affiliate investments	330,726
Net Gain	125,215

Net Increase in Net Assets Resulting from Operations	$153,302

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$28,087	$90,601
Net realized (loss) on Affiliate investments	(205,511)	(132,432)
Net capital gain distributions received from Underlying Funds	0	19,987
Net change in unrealized appreciation (depreciation) on Affiliate investments	330,726	(274,042)
Net increase (decrease) resulting from operations	153,302	(295,886)

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(35)
Administrative Class	(2,672)	(11,494)
Advisor Class	(20,244)	(76,721)
Class M	(474)	(2,392)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(553)
Advisor Class	0	(4,469)
Class M	0	(144)
Tax basis return of capital
Institutional Class	0	(3)
Administrative Class	0	(1,485)
Advisor Class	0	(8,271)
Class M	0	(306)

Total Distributions	(23,401)	(105,875)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	314	706
Administrative Class	44,979	104,348
Advisor Class	168,916	618,789
Class M	7,858	33,776
Issued as reinvestment of distributions
Institutional Class	11	40
Administrative Class	2,672	13,532
Advisor Class	20,244	89,461
Class M	474	2,842
Cost of shares redeemed
Institutional Class	(231)	(339)
Administrative Class	(34,004)	(149,388)
Advisor Class	(66,906)	(137,555)
Class M	(13,186)	(25,189)
Net increase resulting from Portfolio share transactions	131,141	551,023

Total Increase in Net Assets	261,042	149,262

Net Assets:
Beginning of period	1,571,949	1,422,687
End of period*	$1,832,991	$1,571,949

*Including undistributed net investment income of:	$4,686	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	22,334,239	$159,466
Convertible Fund	3,612,987	35,841
Developing Local Markets Fund	3,456,531	32,077
Diversified Income Fund	4,217,723	39,858
Emerging Local Bond Fund	8,136,940	72,988
Emerging Markets Bond Fund	4,493,287	42,102
EM Fundamental IndexPLUS™ TR Strategy Fund	2,165,113	31,286
Floating Income Fund	7,197,537	56,429
Foreign Bond Fund (Unhedged)	5,402	49
Fundamental Advantage Total Return Strategy Fund	9,336,251	45,654
Fundamental IndexPLUS™ Fund	295,076	1,714
Fundamental IndexPLUS™ TR Fund	2,771,874	17,629
Global Advantage Strategy Bond Fund	706,803	7,513
High Yield Fund	7,584,923	57,039
Income Fund	3,251,963	29,365
International StocksPLUS® TR Strategy Fund (Unhedged)	597,128	3,732
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,195,004	18,109
Investment Grade Corporate Bond Fund	24,751,588	257,169
Long Duration Total Return Fund	5,102,594	53,373
Long-Term U.S. Credit Fund	3,273,681	34,799
Long-Term U.S. Government Fund	1,931,233	21,572
Low Duration Fund	254	3
Real Return Asset Fund	36,378,247	382,335
Real Return Fund	2,569,817	26,546
RealEstateRealReturn Strategy Fund	4,657,304	13,366
Short-Term Fund	23,694,508	228,652
Small Cap StocksPLUS® TR Fund	1,322,236	9,732
StocksPLUS® Total Return Fund	693,645	4,224
Total Return Fund	14,510,576	151,636

Total PIMCO Funds (Cost $1,776,803)		1,834,258

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,765	$1,765

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,805. Repurchase proceeds are $1,765.)

Total Short-Term Instruments (Cost $1,765)		1,765

Total Investments 100.2% (Cost $1,778,568)		$1,836,023

Other Assets and Liabilities (Net) (0.2%)		(3,032)

Net Assets 100.0%		$1,832,991

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,834,258	$0	$0	$1,834,258
Short-Term Instruments	0	1,765	0	1,765

Investments, at value	$1,834,258	$1,765	$0	$1,836,023

+	See note 2 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

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purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

3.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by

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Notes to Financial Statements (Cont.)

performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund Expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $167,083. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized (Loss)
CommodityRealReturn Strategy Fund®	$43,301	$133,233	$33,016	$13,133	$159,466	$3,227	$(22,825)
Convertible Fund	123,536	23,869	117,263	5,072	35,841	113	(16,842)
Developing Local Markets Fund	125,684	13,042	111,733	(255)	32,077	1,386	(24,330)
Diversified Income Fund	40,372	8,115	11,927	(4,099)	39,858	1,169	(3,163)
Emerging Local Bond Fund	154,229	4,389	94,892	(2,078)	72,988	3,964	(15,146)
Emerging Markets Bond Fund	111,756	4,337	80,482	(1,656)	42,102	3,146	(13,818)
EM Fundamental IndexPLUSTM TR Strategy Fund	1,125	20,403	0	9,806	31,286	403	0
Floating Income Fund	55,995	45,955	52,820	6,155	56,429	1,771	(12,192)
Foreign Bond Fund (Unhedged)	45	1	0	(4)	49	1	0
Fundamental Advantage Total Return Strategy Fund	17,998	26,073	0	(4,020)	45,654	0	0
Fundamental IndexPLUSTM Fund	13,494	1,303	12,943	(1,355)	1,714	0	(10,977)
Fundamental IndexPLUSTM TR Fund	43,478	51,946	78,915	4,892	17,629	0	(17,984)
Global Advantage Strategy Bond Fund	0	7,460	0	53	7,513	14	0
Global Bond Fund (Unhedged)	7	0	6	0	0	0	(2)
High Yield Fund	69,430	77,992	106,413	9,123	57,039	4,451	(3,829)
Income Fund	34,734	8,470	14,485	(1,766)	29,365	844	(1,730)
International StocksPLUS® TR Strategy Fund (Unhedged)	2,208	988	0	(1,188)	3,732	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,963	0	16,705	(6,707)	18,109	0	(5,581)
Investment Grade Corporate Bond Fund	162,684	179,705	100,960	17,729	257,169	5,797	(1,549)
Long Duration Total Return Fund	12,314	80,227	39,868	2,328	53,373	1,115	(872)
Long-Term Credit Fund	0	33,603	0	1,197	34,799	137	0
Long-Term U.S. Government Fund	0	21,620	0	(48)	21,572	112	0
Low Duration Fund	2	0	0	0	3	0	0
Real Return Asset Fund	395,273	86,689	125,184	6,400	382,335	3,206	(25,358)
Real Return Fund	1,231	26,170	1,236	366	26,546	77	(79)
RealEstateRealReturn Strategy Fund	62,488	1,438	45,567	(637)	13,366	0	(20,754)
Short-Term Fund	2	228,481	0	169	228,652	68	0
Small Cap StocksPLUS® TR Fund	67,533	59,209	113,480	2,649	9,732	0	(8,359)
StocksPLUS® Total Return Fund	2,816	1,061	0	(2,100)	4,224	0	0
Total Return Fund	0	170,713	23,253	4,296	151,636	2,214	(121)
Totals	$1,573,698	$1,316,492	$1,181,148	$57,455	$1,834,258	$33,215	$(205,511)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

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Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,316,492	$1,181,148

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$314	64	$706
Administrative Class	4,975	44,979	9,274	104,348
Advisor Class	18,362	168,916	55,111	618,789
Class M	860	7,858	2,996	33,776
Issued as reinvestment of distributions
Institutional Class	1	11	4	40
Administrative Class	286	2,672	1,340	13,532
Advisor Class	2,154	20,244	9,040	89,461
Class M	51	474	285	2,842
Cost of shares redeemed
Institutional Class	(25)	(231)	(29)	(339)
Administrative Class	(3,743)	(34,004)	(14,108)	(149,388)
Advisor Class	(7,350)	(66,906)	(12,344)	(137,555)
Class M	(1,450)	(13,186)	(2,449)	(25,189)
Net increase resulting from Portfolio share transactions	14,155	$131,141	49,184	$551,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	3	99
Class M	4	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

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PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$83,367	$(25,912)	$57,455

11.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	15

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

16	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class M

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Class M.

PIMCO Funds Allocation‡

Real Return Asset Fund	20.8%
Investment Grade Corporate Bond Fund	14.0%
Short-Term Fund	12.4%
CommodityRealReturn Strategy Fund®	8.7%
Total Return Fund	8.3%
Other	35.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/30/04)
PIMCO All Asset Portfolio Class M	9.09%	-8.13%	3.62%	4.13%
Barclays Capital U.S. TIPS 1-10 Year Index±	6.49%	-1.92%	4.69%	4.77%
Consumer Price Index + 500 Basis Points±±	5.18%	3.62%	7.84%	7.94%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.635% for Class M shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,090.90	$1,020.53
Expenses Paid During Period†	$4.46	$4.31

† Expenses are equal to the Portfolio’s Class M net annualized expense ratio of 0.855%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.855% for the Class M reflects net annualized expenses after application of an expense waiver of 0.02%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. Though it is anticipated that the Portfolio will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Exposure to high-yield securities, through an allocation to the PIMCO High Yield Fund, benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (“the Portfolio’s benchmark”) during the period.

»	An allocation to convertible securities, through the PIMCO Convertible Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark during the period.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the Portfolio’s benchmark.

»	Exposure to emerging market bonds, through the PIMCO Emerging Markets Bond Fund, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Commodities exposure, through exposure to the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund outperformed the Portfolio’s benchmark.

»	Exposure to the PIMCO Income Fund detracted from performance as the Fund underperformed the Portfolio’s benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the Portfolio’s benchmark.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008		12/31/2007		12/31/2006		12/31/2005		04/30/2004- 12/31/2004

Class M
Net asset value beginning of year or period	$9.23		$11.75		$11.68		$11.80		$11.60		$10.59
Net investment income (a)	0.15		0.57		0.78		0.57		0.85		0.96
Net realized/unrealized gain (loss) on investments	0.68		(2.43)		0.13		(0.07)		(0.16)		0.39
Total income (loss) from investment operations	0.83		(1.86)		0.91		0.50		0.69		1.35
Dividends from net investment income	(0.12)		(0.56)		(0.84)		(0.59)		(0.45)		(0.33)
Distributions from net realized capital gains	0.00		(0.03)		0.00		(0.03)		(0.04)		(0.01)
Tax basis return of capital	0.00		(0.07)		0.00		0.00		0.00		0.00
Total distributions	(0.12)		(0.66)		(0.84)		(0.62)		(0.49)		(0.34)
Net asset value end of year or period	$9.94		$9.23		$11.75		$11.68		$11.80		$11.60
Total return	9.09%		(16.17)%		8.00%		4.36%		5.94%		12.85%
Net assets end of year or period (000s)	$38,751		$40,964		$42,336		$54,928		$67,365		$18,345
Ratio of expenses to average net assets (b)	0.855	%*(e)	0.855	%(e)	0.855	%(e)	0.885	%(d)	0.89	%(c)	0.87	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.855	%*(e)	0.855	%(e)	0.855	%(e)	0.885	%(d)	0.89	%(c)	0.87	%*(c)
Ratio of net investment income to average net assets	3.25	%*	5.23%		6.41%		4.84%		7.16%		12.66	%*
Portfolio turnover rate	73%		91%		101%		66%		75%		93%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.875%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,834,258
Repurchase agreements, at value	1,765
Cash	1
Receivable for investments in Affiliates sold	30,588
Receivable for Portfolio shares sold	135
Interest and dividends receivable from Affiliates	6,761
1,873,508

Liabilities:
Payable for investments in Affiliates purchased	$39,114
Payable for Portfolio shares redeemed	441
Accrued investment advisory fee	259
Accrued supervisory and administrative fee	370
Accrued distribution fee	302
Accrued servicing fee	25
Recoupment payable to Manager	6
40,517

Net Assets	$1,832,991

Net Assets Consist of:
Paid in capital	$2,096,367
Undistributed net investment income	4,686
Accumulated undistributed net realized (loss)	(325,517)
Net unrealized appreciation	57,455
$1,832,991

Net Assets:
Institutional Class	$807
Administrative Class	196,386
Advisor Class	1,597,047
Class M	38,751

Shares Issued and Outstanding:
Institutional Class	81
Administrative Class	19,839
Advisor Class	160,715
Class M	3,897

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.94
Administrative Class	9.90
Advisor Class	9.94
Class M	9.94

Cost of Investments in Affiliates Owned	$1,776,803
Cost of Repurchase Agreements Owned	$1,765

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends from Affiliate investments	$33,215
Total Income	33,215

Expenses:
Investment advisory fees	1,384
Supervisory and administrative fees	1,977
Servicing fees – Administrative Class	126
Distribution and/or servicing fees – Advisor Class	1,720
Distribution and/or servicing fees – Class M	83
Interest expense	5
Total Expenses	5,295
Reimbursement by Manager	(167)
Net Expenses	5,128

Net Investment Income	28,087

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on Affiliate investments	(205,511)
Net change in unrealized appreciation on Affiliate investments	330,726
Net Gain	125,215

Net Increase in Net Assets Resulting from Operations	$153,302

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$28,087	$90,601
Net realized (loss) on Affiliate investments	(205,511)	(132,432)
Net capital gain distributions received from Underlying Funds	0	19,987
Net change in unrealized appreciation (depreciation) on Affiliate investments	330,726	(274,042)
Net increase (decrease) resulting from operations	153,302	(295,886)

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(35)
Administrative Class	(2,672)	(11,494)
Advisor Class	(20,244)	(76,721)
Class M	(474)	(2,392)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(553)
Advisor Class	0	(4,469)
Class M	0	(144)
Tax basis return of capital
Institutional Class	0	(3)
Administrative Class	0	(1,485)
Advisor Class	0	(8,271)
Class M	0	(306)

Total Distributions	(23,401)	(105,875)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	314	706
Administrative Class	44,979	104,348
Advisor Class	168,916	618,789
Class M	7,858	33,776
Issued as reinvestment of distributions
Institutional Class	11	40
Administrative Class	2,672	13,532
Advisor Class	20,244	89,461
Class M	474	2,842
Cost of shares redeemed
Institutional Class	(231)	(339)
Administrative Class	(34,004)	(149,388)
Advisor Class	(66,906)	(137,555)
Class M	(13,186)	(25,189)
Net increase resulting from Portfolio share transactions	131,141	551,023

Total Increase in Net Assets	261,042	149,262

Net Assets:
Beginning of period	1,571,949	1,422,687
End of period*	$1,832,991	$1,571,949

*Including undistributed net investment income of:	$4,686	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	22,334,239	$159,466
Convertible Fund	3,612,987	35,841
Developing Local Markets Fund	3,456,531	32,077
Diversified Income Fund	4,217,723	39,858
Emerging Local Bond Fund	8,136,940	72,988
Emerging Markets Bond Fund	4,493,287	42,102
EM Fundamental IndexPLUS™ TR Strategy Fund	2,165,113	31,286
Floating Income Fund	7,197,537	56,429
Foreign Bond Fund (Unhedged)	5,402	49
Fundamental Advantage Total Return Strategy Fund	9,336,251	45,654
Fundamental IndexPLUS™ Fund	295,076	1,714
Fundamental IndexPLUS™ TR Fund	2,771,874	17,629
Global Advantage Strategy Bond Fund	706,803	7,513
High Yield Fund	7,584,923	57,039
Income Fund	3,251,963	29,365
International StocksPLUS® TR Strategy Fund (Unhedged)	597,128	3,732
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,195,004	18,109
Investment Grade Corporate Bond Fund	24,751,588	257,169
Long Duration Total Return Fund	5,102,594	53,373
Long-Term U.S. Credit Fund	3,273,681	34,799
Long-Term U.S. Government Fund	1,931,233	21,572
Low Duration Fund	254	3
Real Return Asset Fund	36,378,247	382,335
Real Return Fund	2,569,817	26,546
RealEstateRealReturn Strategy Fund	4,657,304	13,366
Short-Term Fund	23,694,508	228,652
Small Cap StocksPLUS® TR Fund	1,322,236	9,732
StocksPLUS® Total Return Fund	693,645	4,224
Total Return Fund	14,510,576	151,636

Total PIMCO Funds (Cost $1,776,803)		1,834,258

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,765	$1,765

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,805. Repurchase proceeds are $1,765.)

Total Short-Term Instruments (Cost $1,765)		1,765

Total Investments 100.2% (Cost $1,778,568)		$1,836,023

Other Assets and Liabilities (Net) (0.2%)		(3,032)

Net Assets 100.0%		$1,832,991

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,834,258	$0	$0	$1,834,258
Short-Term Instruments	0	1,765	0	1,765

Investments, at value	$1,834,258	$1,765	$0	$1,836,023

+	See note 2 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

3.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by

Semiannual Report	June 30, 2009	11

Notes to Financial Statements (Cont.)

performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund Expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $167,083. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized (Loss)
CommodityRealReturn Strategy Fund®	$43,301	$133,233	$33,016	$13,133	$159,466	$3,227	$(22,825)
Convertible Fund	123,536	23,869	117,263	5,072	35,841	113	(16,842)
Developing Local Markets Fund	125,684	13,042	111,733	(255)	32,077	1,386	(24,330)
Diversified Income Fund	40,372	8,115	11,927	(4,099)	39,858	1,169	(3,163)
Emerging Local Bond Fund	154,229	4,389	94,892	(2,078)	72,988	3,964	(15,146)
Emerging Markets Bond Fund	111,756	4,337	80,482	(1,656)	42,102	3,146	(13,818)
EM Fundamental IndexPLUSTM TR Strategy Fund	1,125	20,403	0	9,806	31,286	403	0
Floating Income Fund	55,995	45,955	52,820	6,155	56,429	1,771	(12,192)
Foreign Bond Fund (Unhedged)	45	1	0	(4)	49	1	0
Fundamental Advantage Total Return Strategy Fund	17,998	26,073	0	(4,020)	45,654	0	0
Fundamental IndexPLUSTM Fund	13,494	1,303	12,943	(1,355)	1,714	0	(10,977)
Fundamental IndexPLUSTM TR Fund	43,478	51,946	78,915	4,892	17,629	0	(17,984)
Global Advantage Strategy Bond Fund	0	7,460	0	53	7,513	14	0
Global Bond Fund (Unhedged)	7	0	6	0	0	0	(2)
High Yield Fund	69,430	77,992	106,413	9,123	57,039	4,451	(3,829)
Income Fund	34,734	8,470	14,485	(1,766)	29,365	844	(1,730)
International StocksPLUS® TR Strategy Fund (Unhedged)	2,208	988	0	(1,188)	3,732	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,963	0	16,705	(6,707)	18,109	0	(5,581)
Investment Grade Corporate Bond Fund	162,684	179,705	100,960	17,729	257,169	5,797	(1,549)
Long Duration Total Return Fund	12,314	80,227	39,868	2,328	53,373	1,115	(872)
Long-Term Credit Fund	0	33,603	0	1,197	34,799	137	0
Long-Term U.S. Government Fund	0	21,620	0	(48)	21,572	112	0
Low Duration Fund	2	0	0	0	3	0	0
Real Return Asset Fund	395,273	86,689	125,184	6,400	382,335	3,206	(25,358)
Real Return Fund	1,231	26,170	1,236	366	26,546	77	(79)
RealEstateRealReturn Strategy Fund	62,488	1,438	45,567	(637)	13,366	0	(20,754)
Short-Term Fund	2	228,481	0	169	228,652	68	0
Small Cap StocksPLUS® TR Fund	67,533	59,209	113,480	2,649	9,732	0	(8,359)
StocksPLUS® Total Return Fund	2,816	1,061	0	(2,100)	4,224	0	0
Total Return Fund	0	170,713	23,253	4,296	151,636	2,214	(121)
Totals	$1,573,698	$1,316,492	$1,181,148	$57,455	$1,834,258	$33,215	$(205,511)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,316,492	$1,181,148

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$314	64	$706
Administrative Class	4,975	44,979	9,274	104,348
Advisor Class	18,362	168,916	55,111	618,789
Class M	860	7,858	2,996	33,776
Issued as reinvestment of distributions
Institutional Class	1	11	4	40
Administrative Class	286	2,672	1,340	13,532
Advisor Class	2,154	20,244	9,040	89,461
Class M	51	474	285	2,842
Cost of shares redeemed
Institutional Class	(25)	(231)	(29)	(339)
Administrative Class	(3,743)	(34,004)	(14,108)	(149,388)
Advisor Class	(7,350)	(66,906)	(12,344)	(137,555)
Class M	(1,450)	(13,186)	(2,449)	(25,189)
Net increase resulting from Portfolio share transactions	14,155	$131,141	49,184	$551,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	3	99
Class M	4	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$83,367	$(25,912)	$57,455

11.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	15

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

16	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust CommodityRealReturn Strategy Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies

2	PIMCO Variable Insurance Trust

relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	52.4%
Short-Term Instruments	15.7%
U.S. Government Agencies	14.2%
Corporate Bonds & Notes	12.4%
Asset-Backed Securities	2.3%
Other	3.0%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (06/30/04)
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	16.10%	-50.49%	-0.23%	-0.23%
Dow Jones-UBS Commodity Index Total Return±	4.62%	-47.08%	-0.23%	-0.23%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidary, as supplemented to date, is 1.15% for Administrative Class shares.

± Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Index Total Return) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,160.97	$1,019.49
Expenses Paid During Period†	$5.73	$5.36

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 1.07% for the Administrative Class reflects net annualized expenses after application of an expense waiver of 0.14%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, which provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

Commodities increased 4.62%, as measured by the Portfolio’s benchmark index, the Dow Jones-UBS Commodity Index Total Return. The industrial metals sector posted the strongest performance, while the livestock sector posted the weakest performance.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»	Positioning for a steeper nominal yield curve in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

»	A nominal yield curve steepening bias in the U.K. benefited performance as the 30-year U.K. Gilt yield increased more than the two-year U.K. Gilt yield.

»	Exposure to U.S. corporate bonds benefited performance as spreads over U.S. Treasury securities decreased.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads narrowed.

»	An overweight to total U.S. duration (or sensitivity to changes in market interest rates) from February 2009 to June 2009 detracted from performance as nominal interest rates rose during that period.

»	Exposure to nominal bonds versus inflation-linked bonds (“ILBs”) in the U.K. detracted from performance as ILBs outperformed their nominal counterparts.

»	Exposure to nominal bonds versus ILBs in Europe detracted from performance as ILBs outperformed their nominal counterparts.

4	PIMCO Variable Insurance Trust

Financial Highlights  CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008		12/31/2007		12/31/2006	12/31/2005	06/30/2004- 12/31/2004

Administrative Class
Net asset value beginning of year or period	$7.00		$13.35		$11.31		$12.25	$10.49	$10.00
Net investment income (a)	0.13		0.44		0.47		0.42	0.35	0.07
Net realized/unrealized gain (loss) on investments	0.99		(6.08)		2.11		(0.80)	1.64	0.58
Total income (loss) from investment operations	1.12		(5.64)		2.58		(0.38)	1.99	0.65
Dividends from net investment income	(0.10)		(0.59)		(0.54)		(0.51)	(0.22)	0.00
Distributions from net realized capital gains	0.00		(0.12)		0.00		(0.05)	(0.01)	(0.16)
Total distributions	(0.10)		(0.71)		(0.54)		(0.56)	(0.23)	(0.16)
Net asset value end of year or period	$8.02		$7.00		$13.35		$11.31	$12.25	$10.49
Total return	16.10%		(43.79)%		23.24%		(3.10)%	19.08%	6.51%
Net assets end of year or period (000s)	$347,509		$214,053		$287,125		$180,810	$106,943	$3,358
Ratio of expenses to average net assets	1.07	%*(g)	1.06	%(e)	0.93	%(c)	0.93%	0.89%	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.89	%*(h)	0.89	%(f)	0.87	%(d)	0.93%	0.89%	0.89	%*(b)
Ratio of net investment income to average net assets	3.68	%*	3.33%		3.90%		3.48%	2.92%	1.36	%*
Portfolio turnover rate	327%		1,156%		856%		993%	1,415%	700%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.58%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.00%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.15%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.98%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.21%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.03%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$638,879
Investments in Affiliates, at value	75,928
Repurchase agreements, at value	38,521
Deposits with counterparty	704
Foreign currency, at value	707
Receivable for investments sold	102,102
Receivable for Portfolio shares sold	38,676
Interest and dividends receivable	4,566
Dividends receivable from Affiliates	6
Swap premiums paid	565
Unrealized appreciation on foreign currency contracts	29
Unrealized appreciation on swap agreements	2,225
902,908

Liabilities:
Payable for reverse repurchase agreements	$18,792
Payable for investments purchased	236,466
Payable for investments in Affiliates purchased	6
Payable for investments purchased on a delayed-delivery basis	135,896
Payable for Portfolio shares redeemed	3,564
Payable for short sales	83,385
Overdraft due to custodian	19
Written options outstanding	1,279
Deposits from counterparty	5,763
Accrued investment advisory fee	191
Accrued supervisory and administrative fee	94
Accrued distribution fee	22
Accrued servicing fee	32
Variation margin payable	36
Swap premiums received	168
Unrealized depreciation on foreign currency contracts	218
Unrealized depreciation on swap agreements	5,864
Other liabilities	194
491,989

Net Assets	$410,919

Net Assets Consist of:
Paid in capital	$382,771
(Overdistributed) net investment income	(3,128)
Accumulated undistributed net realized gain	37,668
Net unrealized (depreciation)	(6,392)
$410,919

Net Assets:
Administrative Class	$347,509
Advisor Class	63,410

Shares Issued and Outstanding:
Administrative Class	43,358
Advisor Class	7,891

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.02
Advisor Class	8.04

Cost of Investments Owned	$641,378
Cost of Investments in Affiliates Owned	$75,930
Cost of Repurchase Agreements Owned	$38,521
Cost of Foreign Currency Held	$694
Proceeds Received on Short Sales	$82,635
Premiums Received on Written Options	$1,019

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$7,134
Dividends	11
Dividends from Affiliate investments	20
Total Income	7,165

Expenses:
Investment advisory fees	890
Supervisory and administrative fees	438
Servicing fees – Administrative Class	186
Distribution and/or servicing fees – Advisor Class	63
Trustees’ fees	2
Interest expense	283
Total Expenses	1,862
Reimbursement by Manager	(223)
Net Expenses	1,639

Net Investment Income	5,526

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14,042
Net realized gain on Affiliate investments	10
Net realized gain on futures contracts, written options and swaps	30,899
Net realized (loss) on foreign currency transactions	(691)
Net change in unrealized appreciation on investments	7,040
Net change in unrealized (depreciation) on Affiliate investments	(2)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(9,652)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,070
Net Gain	42,716

Net Increase in Net Assets Resulting from Operations	$48,242

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,526	$13,745
Net realized gain (loss)	44,250	(201,269)
Net realized gain on Affiliate investments	10	0
Net change in unrealized (depreciation)	(1,542)	(25,885)
Net change in unrealized (depreciation) on Affiliate investments	(2)	0
Net increase (decrease) resulting from operations	48,242	(213,409)

Distributions to Shareholders:
From net investment income
Administrative Class	(3,708)	(16,564)
Advisor Class	(702)	(2,801)
From net realized capital gains
Administrative Class	0	(3,100)
Advisor Class	0	(632)

Total Distributions	(4,410)	(23,097)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	132,898	335,369
Advisor Class	15,384	78,588
Issued as reinvestment of distributions
Administrative Class	3,490	19,221
Advisor Class	702	3,433
Cost of shares redeemed
Administrative Class	(39,030)	(232,954)
Advisor Class	(2,901)	(31,586)
Net increase resulting from Portfolio share transactions	110,543	172,071

Total Increase (Decrease) in Net Assets	154,375	(64,435)

Net Assets:
Beginning of period	256,544	320,979
End of period*	$410,919	$256,544

*Including (overdistributed) net investment income of:	$(3,128)	$(4,244)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn® Strategy Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 22.7%

BANKING & FINANCE 16.8%

American Express Bank FSB
5.500% due 04/16/2013	$500	$491

American Express Centurion Bank
0.399% due 07/13/2010	1,000	973
6.000% due 09/13/2017	500	457

American Express Co.
7.000% due 03/19/2018	800	778

American Express Credit Corp.
1.708% due 05/27/2010	500	494

American International Group, Inc.
8.175% due 05/15/2058	800	228

ANZ National International Ltd.
6.200% due 07/19/2013	1,300	1,341

Bank of America Corp.
5.650% due 05/01/2018	2,400	2,124

Barclays Bank PLC
7.434% due 09/29/2049	200	134

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	51

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	3,500	3,459

Citigroup Funding, Inc.
2.036% due 05/07/2010	4,600	4,506

Citigroup, Inc.
0.631% due 12/28/2009	800	792
8.400% due 04/29/2049 (a)	1,600	1,202

Credit Suisse USA, Inc.
0.865% due 11/20/2009	300	300

General Electric Capital Corp.
0.838% due 06/01/2012	15,000	15,110

Genworth Financial, Inc.
6.515% due 05/22/2018	1,000	670

Goldman Sachs Group, Inc.
0.901% due 06/28/2010	1,000	995
1.059% due 03/22/2016	2,000	1,696
1.639% due 01/12/2015	6,500	5,704

HBOS PLC
6.750% due 05/21/2018	1,000	756

HCP, Inc.
6.700% due 01/30/2018	1,000	870

LeasePlan Corp. NV
3.000% due 05/07/2012	700	703

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	700	116
7.000% due 09/27/2027 (a)	100	15

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	793

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	3,000	2,863

Merna Reinsurance Ltd.
1.248% due 07/07/2010	1,000	931

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	500	443
6.875% due 04/25/2018	1,000	927

Morgan Stanley
1.357% due 01/18/2011	2,000	1,938
1.611% due 10/15/2015	600	515
3.006% due 05/14/2010	6,400	6,418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$1,000	$1,031

New York Life Global Funding
4.650% due 05/09/2013	1,000	1,016

Pacific Life Global Funding
5.150% due 04/15/2013	300	299

ProLogis
6.625% due 05/15/2018	500	394

Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010	500	480

Royal Bank of Scotland Group PLC
0.902% due 08/21/2009	1,400	1,399

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	700	519

Simon Property Group LP
5.750% due 12/01/2015	300	277

Travelers Cos., Inc.
5.800% due 05/15/2018	1,000	1,030

Wachovia Bank N.A.
0.726% due 12/02/2010	400	395
1.806% due 05/14/2010	1,000	1,000

Wachovia Corp.
2.798% due 05/01/2013	2,000	1,933

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	415

		68,981

INDUSTRIALS 4.1%

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,664

Baxter International, Inc.
5.375% due 06/01/2018	1,000	1,049

Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,411

Falconbridge Ltd.
5.375% due 06/01/2015	2,000	1,774
7.350% due 06/05/2012	400	398

Gaz Capital S.A.
8.146% due 04/11/2018	200	183

Masco Corp.
6.125% due 10/03/2016	1,000	841

Rexam PLC
6.750% due 06/01/2013	400	388

Rockies Express Pipeline LLC
4.500% due 08/20/2009	1,200	1,200

RPM International, Inc.
6.500% due 02/15/2018	1,000	909

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	859

Time Warner, Inc.
1.150% due 11/13/2009	3,800	3,791

UST, Inc.
6.625% due 07/15/2012	900	964

Waste Management, Inc.
6.100% due 03/15/2018	700	691

		17,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.8%

American Electric Power Co., Inc.
5.250% due 06/01/2015	$300	$295

AT&T, Inc.
1.116% due 02/05/2010	900	901

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	87
7.000% due 04/01/2012	1,400	1,447

Sempra Energy
6.150% due 06/15/2018	1,000	1,007

Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	507

Verizon Wireless Capital LLC
3.316% due 05/20/2011	3,000	3,089

		7,333

Total Corporate Bonds & Notes (Cost $97,468)		93,447

MUNICIPAL BONDS & NOTES 0.4%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	113

Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023	100	105

University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036	1,300	1,309

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	67

Total Municipal Bonds & Notes (Cost $1,737)		1,594

U.S. GOVERNMENT AGENCIES 26.0%

Fannie Mae
0.664% due 05/25/2042	19	17
0.966% due 08/05/2010	337	338
2.638% due 03/01/2044 - 10/01/2044	364	363
4.287% due 11/01/2034	138	140
4.631% due 05/25/2035	220	220
5.000% due 07/01/2039	1,600	1,628
5.207% due 07/01/2035	302	314
5.346% due 11/01/2035	545	570
5.377% due 01/01/2036	375	397
5.500% due 11/01/2036 - 07/01/2039	51,976	53,714
5.500% due 06/01/2038 (i)	71	74
5.950% due 02/25/2044	75	79
6.000% due 07/01/2037 - 09/01/2037	23,652	24,758

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	2,925	2,867
0.549% due 02/15/2019	2,685	2,635
0.574% due 08/25/2031	3	3
0.888% due 02/01/2011	413	412
2.639% due 02/25/2045	189	180
4.000% due 10/15/2023	6	6
4.033% due 01/01/2034	21	22
4.500% due 05/15/2017	39	40
5.000% due 02/15/2020	516	537
5.500% due 05/15/2016 - 01/01/2039	7,617	7,866

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/01/2038	$300	$319
6.595% due 10/01/2036	1,433	1,501
6.656% due 09/01/2036	1,227	1,286
6.701% due 07/01/2036	1,184	1,237

Ginnie Mae
6.000% due 01/15/2029 - 01/15/2039	5,160	5,379

Total U.S. Government Agencies (Cost $104,914)		106,902

U.S. TREASURY OBLIGATIONS 96.1%

Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	5,853	5,858
1.250% due 04/15/2014	15,616	15,680
1.375% due 07/15/2018	7,614	7,383
1.625% due 01/15/2015	45,258	45,032
1.625% due 01/15/2018	10,992	10,875
1.875% due 07/15/2013	25,901	26,557
1.875% due 07/15/2015	7,783	7,866
2.000% due 04/15/2012	1,786	1,838
2.000% due 01/15/2014	8,877	9,076
2.000% due 07/15/2014	27,338	27,970
2.000% due 01/15/2016	47,828	48,531
2.000% due 01/15/2026	2,900	2,838
2.375% due 04/15/2011	55,282	56,941
2.375% due 01/15/2017	17,882	18,647
2.375% due 01/15/2025	2,036	2,091
2.375% due 01/15/2027	1,269	1,312
2.500% due 07/15/2016	14,792	15,518
2.625% due 07/15/2017	13,588	14,468
3.000% due 07/15/2012 (h)	58,279	61,757
3.375% due 01/15/2012	3,963	4,215
3.500% due 01/15/2011	2,757	2,879
3.625% due 04/15/2028	5,537	6,734
3.875% due 04/15/2029	130	164

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	832	830

Total U.S. Treasury Obligations (Cost $391,333)		395,060

MORTGAGE-BACKED SECURITIES 2.6%

Banc of America Large Loan, Inc.
0.829% due 08/15/2029	1,265	940

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	129	111
2.500% due 08/25/2035	107	94
2.900% due 03/25/2035	349	302
4.550% due 08/25/2035	192	169
4.828% due 01/25/2035	1,223	1,032

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	288	222

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	771	426

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	72

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	184	146
4.700% due 12/25/2035	338	273
4.748% due 08/25/2035	138	110
5.994% due 09/25/2037	2,457	1,332

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	327
5.886% due 11/15/2044	200	160

Countrywide Alternative Loan Trust
0.510% due 12/20/2046	2,988	1,200
6.000% due 02/25/2037	662	402

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.759% due 11/19/2033	$22	$20
4.543% due 08/25/2034	122	76

First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	38	24

Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047	526	399
0.584% due 11/25/2045	22	10

Harborview Mortgage Loan Trust
0.553% due 03/19/2036	118	50

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	340	262
5.429% due 12/12/2043	310	251

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	200	154

MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	100	63

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	69

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	763	616

Morgan Stanley Capital I
6.076% due 06/11/2049	25	19

Residential Accredit Loans, Inc.
2.700% due 09/25/2045	342	153

Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	32	13
4.802% due 02/25/2034	53	40

Structured Asset Mortgage Investments, Inc.
0.643% due 10/19/2034	42	32

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	824	607
5.418% due 01/15/2045	310	248
5.572% due 10/15/2048	200	155

Total Mortgage-Backed Securities (Cost $13,507)		10,579

ASSET-BACKED SECURITIES 4.2%

American Express Credit Account Master Trust
1.269% due 08/15/2012	3,400	3,408

Carrington Mortgage Loan Trust
0.634% due 10/25/2035	242	188

Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037	9	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	196	181

Ford Credit Auto Owner Trust
1.219% due 01/15/2011	2,706	2,708

GSAMP Trust
0.384% due 12/25/2036	314	166

Morgan Stanley ABS Capital I
0.364% due 11/25/2036	299	284

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047	361	240

Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	3	3

Option One Mortgage Loan Trust
0.364% due 01/25/2037	101	96

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
1.132% due 04/25/2019		$2,200	$2,022
2.592% due 04/25/2023		7,367	7,523

Specialty Underwriting & Residential Finance
0.374% due 01/25/2038		373	306

WaMu Asset-Backed Certificates
0.364% due 01/25/2037		253	181

Total Asset-Backed Securities (Cost $17,659)			17,315

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,028

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	161,280	1,476
1.100% due 12/10/2016		120,360	1,104
1.200% due 06/10/2017		404,400	3,676
1.200% due 12/10/2017		210,840	1,907
1.400% due 06/10/2018		49,950	453

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	49

Svenska Handelsbanken AB
1.830% due 03/16/2015		100	132

Total Foreign Currency-Denominated Issues (Cost $10,422)			9,825

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	236

Total Convertible Preferred Stocks (Cost $300)			236

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.7%

COMMERCIAL PAPER 0.6%

Federal Home Loan Bank
0.097% due 07/01/2009		$2,500	2,500

REPURCHASE AGREEMENTS 9.4%

Barclays Capital, Inc.
0.100% due 07/01/2009		1,400	1,400
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,440. Repurchase proceeds are $1,400.)

JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		12,500	12,500
(Dated 06/30/2009. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $12,665. Repurchase proceeds are $12,500.)
0.130% due 07/08/2009		20,300	20,300
(Dated 06/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $20,371. Repurchase proceeds are $20,300.)

State Street Bank and Trust Co.
0.010% due 07/01/2009		4,321	4,321
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 - 08/27/2009 valued at $4,414. Repurchase proceeds are $4,321.)

			38,521

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.119% due 07/02/2009 - 07/30/2009 (b)(e)(f)(g)(i)	$1,181	$1,181

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 18.4%
	7,585,976	75,928

Total Short-Term Instruments (Cost $118,132)		118,130

PURCHASED OPTIONS (k) 0.1%
(Cost $357)		240

Total Investments 183.3% (Cost $755,829)		$753,328

Written Options (l) (0.3%) (Premiums $1,019)		(1,279)

Other Assets and Liabilities (Net) (83.0%)		(341,130)

Net Assets 100.0%		$410,919

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $490 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $370 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $83,852 at a weighted average interest rate of 0.598%. On June 30, 2009, securities valued at $20,117 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $925 and cash of $704 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	30	$(15)
90-Day Euribor June Futures	Long	06/2010	12	6
90-Day Euribor September Futures	Long	09/2010	43	(1)
90-Day Eurodollar December Futures	Long	12/2009	12	(1)
90-Day Eurodollar June Futures	Long	06/2010	4	10
90-Day Eurodollar March Futures	Long	03/2010	163	1,063
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	48

				$1,110

(j)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	(0.470%	)	06/20/2015	0.623%	$300	$2	$0	$2
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%	1,600	(7)	0	(7)
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.284%	1,000	(4)	0	(4)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.486%	1,500	(11)	0	(11)
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	1.822%	1,400	45	0	45
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	1.799%	100	4	0	4
Falconbridge Ltd.	BOA	(0.910%	)	06/20/2012	2.181%	400	14	0	14
Falconbridge Ltd.	BOA	(1.100%	)	06/20/2015	2.443%	2,000	134	0	134
Genworth Financial, Inc.	BCLY	(0.960%	)	06/20/2018	7.880%	400	144	0	144
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	7.880%	600	215	0	215
HCP, Inc.	GSC	(2.910%	)	03/20/2018	3.339%	1,000	26	0	26
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	3.887%	1,000	97	0	97
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.552%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.552%	1,000	(3)	0	(3)

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.379%	$1,000	$81	$0	$81
ProLogis	MSC	(1.320%	)	06/20/2018	4.347%	500	88	0	88
Rexam PLC	BCLY	(1.450%	)	06/20/2013	2.041%	400	9	0	9
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.943%	1,000	30	0	30
Sempra Energy	DUB	(0.670%	)	06/20/2018	0.947%	1,000	20	0	20
Simon Property Group LP	RBS	(1.010%	)	12/20/2015	2.294%	300	21	0	21
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.575%	1,000	(13)	0	(13)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.358%	1,000	116	0	116
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	1.962%	500	14	0	14
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.289%	900	(2)	0	(2)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	0.785%	700	0	0	0

							$988	$0	$988

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	$100	$(16)	$0	$(16)
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%	400	(7)	(9)	2

						$(23)	$(9)	$(14)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%	)	12/20/2012	$488	$19	$30	$(11)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,000	85	234	(149)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	7,500	107	286	(179)

						$211	$550	$(339)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	400	$4	$0	$4
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		500	28	0	28
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	72	0	72
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	23	0	23
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		1,100	48	0	48
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		900	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		400	(13)	0	(13)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		300	(10)	0	(10)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	1,000	13	3	10
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		4,100	(90)	(73)	(17)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(63)	(86)	23
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	7	1	6
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	30	2	28
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		$1,100	7	0	7
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		4,000	25	0	25
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		800	5	0	5
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	200	14	3	11

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	$46	$4	$42
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,600	46	2	44
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		1,100	22	0	22
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		200	(8)	0	(8)

							$228	$(144)	$372

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$447.000	11/26/2010	MSC	195	$(83)	$0	$(83)
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	115	120	0	120
Pay	CBOT Wheat December Futures	(591.000)	11/25/2009	MSC	100	25	0	25
Pay	CBOT Wheat December Futures	(637.500)	11/25/2009	CITI	165	118	0	118
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	2	(389)	0	(389)
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	115	(95)	0	(95)
Receive	KCBT Wheat December Futures	616.000	11/25/2009	MSC	100	(19)	0	(19)
Receive	KCBT Wheat December Futures	660.000	11/25/2009	CITI	165	(104)	0	(104)
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	714	430	0	430

						$3	$0	$3

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	468,175	3-Month U.S. Treasury Bill rate plus a specified spread	$77,350	07/27/2009	BCLY	$(905)
Receive	DJUBSTR Index	121,495	3-Month U.S. Treasury Bill rate plus a specified spread	33,210	07/27/2009	CITI	(375)
Receive	DJUBSTR Index	310,505	3-Month U.S. Treasury Bill rate plus a specified spread	45,080	07/27/2009	CSFB	(501)
Receive	DJUBSTR Index	64,884	3-Month U.S. Treasury Bill rate plus a specified spread	19,530	07/27/2009	GSC	(224)
Receive	DJUBSTR Index	39,483	3-Month U.S. Treasury Bill rate plus a specified spread	12,060	07/27/2009	JPM	(138)
Receive	DJUBSTR Index	18,995	3-Month U.S. Treasury Bill rate plus a specified spread	4,720	07/27/2009	MLP	(53)
Receive	DJUBSTR Index	365,746	3-Month U.S. Treasury Bill rate plus a specified spread	96,490	07/13/2009	MSC	(1,080)
Receive	DJUBSTR Index	475,788	3-Month U.S. Treasury Bill rate plus a specified spread	121,400	07/27/2009	MSC	(1,358)
Pay	SPGCCNTR Index	4,472	3-Month U.S. Treasury Bill rate plus a specified spread	530	07/27/2009	MSC	50
Receive	DJUBSTR Index	23,542	3-Month U.S. Treasury Bill rate plus a specified spread	5,850	07/27/2009	UBS	(65)

							$(4,649)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on June 30, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$ 73.250	12/31/2009	18	$76	$101
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	15	132	6
Call - OTC NYMEX WTI Crude December Futures	86.500	12/31/2010	18	106	106
Put - OTC SPGCCLP December Futures	432.180	12/16/2009	804,000	37	23

				$351	$236

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC U.S. Treasury Bond 1.625% due 01/01/2015	$65.000	07/14/2009	$18,000	$2	$1
Put - OTC U.S. Treasury Bond 2.375% due 04/01/2011	65.000	07/14/2009	23,000	2	1
Put - OTC U.S. Treasury Bond 2.500% due 07/01/2016	65.000	07/14/2009	14,000	1	1
Put - OTC U.S. Treasury Bond 3.000% due 07/01/2012	65.000	07/14/2009	15,000	1	1

				$6	$4

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

(l)	Written options outstanding on June 30, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$200.000	12/31/2009	18	$76	$100
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	250.000	12/31/2010	18	106	124
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	15	132	4
Put - OTC NYMEX WTI Crude January Futures	60.000	12/16/2009	11	39	33

				$353	$261

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	76	$33	$31
Call - OTC DJUBS January Futures	245.000	01/04/2011	1,500,000	60	5
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	3
Call - OTC GSCITR July Futures	452.500	07/06/2009	800,000	8	3
Call - OTC GSCITR July Futures	467.823	07/17/2009	900,000	11	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	76	30	35
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	13	4	1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	27	4	1
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	328
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	192

				$231	$604

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$18,000	$91	$100
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	4,000	77	97
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	4,000	84	73
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	18
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	13,000	103	72
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	54

							$435	$414

Transactions in written call and put options for the period ended June 30, 2009:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	5,000,043	$11,400	$749
Sales	3,700,443	82,000	849
Closing Buys	(2,000,016)	(47,100)	(488)
Expirations	(216)	(3,300)	(91)
Exercised	0	0	0

Balance at 06/30/2009	6,700,254	$43,000	$1,019

(m)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$1,600	$1,604	$1,628
Fannie Mae	5.500%	07/01/2039	54,000	55,143	55,730
Fannie Mae	6.000%	07/01/2024	200	210	212
Fannie Mae	6.000%	07/01/2039	24,700	25,678	25,815

				$82,635	$83,385

(n)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	162	08/2009	HSBC	$8	$0	$8
Sell	CHF	222	07/2009	JPM	4	0	4
Buy		222	07/2009	RBC	0	(1)	(1)
Sell		222	10/2009	RBC	1	0	1

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	4,042	07/2009	BCLY	$0	$0	$0
Buy		5,298	07/2009	DUB	0	(46)	(46)
Sell		5,304	07/2009	DUB	1	0	1
Buy		4,048	07/2009	HSBC	0	(27)	(27)
Buy		5,333	09/2009	BCLY	0	(6)	(6)
Buy		1,862	09/2009	CITI	3	0	3
Buy		1,846	09/2009	DUB	0	0	0
Buy		4,795	09/2009	HSBC	0	(8)	(8)
Sell		8,007	09/2009	JPM	0	(29)	(29)
Buy		2,008	03/2010	BCLY	0	(1)	(1)
Buy		1,135	03/2010	BOA	0	0	0
Buy		934	03/2010	CITI	0	(1)	(1)
Buy		4,055	03/2010	DUB	0	(3)	(3)
Buy		899	03/2010	HSBC	0	0	0
Buy		8	03/2010	JPM	0	0	0
Buy	EUR	28	07/2009	BCLY	0	0	0
Sell		361	07/2009	BCLY	0	(3)	(3)
Sell	GBP	774	07/2009	CITI	0	(76)	(76)
Sell		13	07/2009	GSC	0	0	0
Buy		699	07/2009	MSC	0	(5)	(5)
Buy		88	07/2009	RBS	7	0	7
Sell		699	08/2009	MSC	5	0	5
Sell	JPY	646,557	07/2009	BNP	0	(7)	(7)
Sell		646,557	08/2009	MSC	0	0	0
Buy	MYR	35	08/2009	BCLY	0	0	0
Sell	PHP	827	08/2009	CITI	0	0	0
Buy	SGD	4	07/2009	CITI	0	0	0
Sell		231	07/2009	CITI	0	(5)	(5)
Buy		7	07/2009	DUB	0	0	0
Buy		231	07/2009	HSBC	0	0	0

					$29	$(218)	$(189)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$92,036	$1,411	$93,447
U.S. Government Agencies	0	106,902	0	106,902
U.S. Treasury Obligations	0	395,060	0	395,060
Short-Term Instruments	75,928	42,202	0	118,130
Other Investments ++	236	39,317	236	39,789

Investments, at value	$76,164	$675,517	$1,647	$753,328

Short Sales, at value	$0	$(83,385)	$0	$(83,385)

Financial Derivative Instruments +++	$1,110	$(4,207)	$(900)	$(3,997)

Total	$77,274	$587,925	$747	$665,946

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$2	$0	$19	$1,390	$1,411
Purchased Options	39	196	0	(79)	80	0	236

Investments, at value	$39	$196	$2	$(79)	$99	$1,390	$1,647

Financial Derivative Instruments +++	$2,163	$(232)	$0	$219	$(3,050)	$0	$(900)

Total	$2,202	$(36)	$2	$140	$(2,951)	$1,390	$747

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$3	$0	$0	$0	$237	$240
Variation margin receivable ^^	1,127	0	0	0	0	1,127
Unrealized appreciation on foreign currency contracts	0	29	0	0	0	29
Unrealized appreciation on swap agreements	420	0	1,062	0	743	2,225

	$1,550	$29	$1,062	$0	$980	$3,621

Liabilities:
Written options outstanding	$483	$0	$0	$0	$796	$1,279
Variation margin payable ^^	17	0	0	0	0	17
Unrealized depreciation on foreign currency contracts	0	218	0	0	0	218
Unrealized depreciation on swap agreements	48	0	426	0	5,390	5,864

	$548	$218	$426	$0	$6,186	$7,378

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(45)	$0	$0	$0	$(79)	$(124)
Net realized gain (loss) on futures contracts, written options and swaps	(3,323)	0	1,250	0	32,987	30,914
Net realized (loss) on foreign currency transactions	0	(847)	0	0	0	(847)

	$(3,368)	$(847)	$1,250	$0	$32,908	$29,943

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(1)	$0	$0	$0	$80	$79
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	8,048	0	(4,222)	0	(13,478)	(9,652)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	806	0	0	0	806

	$8,047	$806	$(4,222)	$0	$(13,398)	$(8,767)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases,

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Notes to Financial Statements (Cont.)

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with

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purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A

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Notes to Financial Statements (Cont.)

credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or

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industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.

Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2009, net

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

assets of the Portfolio were approximately $411 million, of which approximately $76 million, or approximately 18.5%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administration Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $222,770.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
CommodityRealReturn® Strategy Portfolio	$ 0	$ 222,420	$146,500	$(2)	$75,928	$20	$10

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,951,788	$1,858,543	$327,965	$250,799

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	17,788	$132,898	25,245	$335,369
Advisor Class	2,141	15,384	5,609	78,588
Issued as reinvestment of distributions
Administrative Class	450	3,490	1,880	19,221
Advisor Class	90	702	352	3,433
Cost of shares redeemed
Administrative Class	(5,462)	(39,030)	(18,056)	(232,954)
Advisor Class	(398)	(2,901)	(2,439)	(31,586)
Net increase resulting from Portfolio share transactions	14,609	$110,543	12,591	$172,071

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	79	*
Advisor Class	3	78

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the
IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$7,237	$(9,738)	$(2,501)

14.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn Strategy Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies

2	PIMCO Variable Insurance Trust

relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	52.4%
Short-Term Instruments	15.7%
U.S. Government Agencies	14.2%
Corporate Bonds & Notes	12.4%
Asset-Backed Securities	2.3%
Other	3.0%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (02/28/06)
PIMCO CommodityRealReturn Strategy Portfolio Advisor Class	16.10%	-50.53%	-5.96%
Dow Jones-UBS Commodity Index Total Return±	4.62%	-47.08%	-5.21%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Subsidiary, as supplemented to date, is 1.25% for Advisor Class shares.

± Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Index Total Return) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,161.01	$1,018.99
Expenses Paid During Period†	$6.27	$5.86

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 1.17% for the Advisor Class reflects net annualized expenses after application of an expense waiver of 0.14%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, which provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

Commodities increased 4.62%, as measured by the Portfolio’s benchmark index, the Dow Jones-UBS Commodity Index Total Return. The industrial metals sector posted the strongest performance, while the livestock sector posted the weakest performance.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»	Positioning for a steeper nominal yield curve in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

»	A nominal yield curve steepening bias in the U.K. benefited performance as the 30-year U.K. Gilt yield increased more than the two-year U.K. Gilt yield.

»	Exposure to U.S. corporate bonds benefited performance as spreads over U.S. Treasury securities decreased.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads narrowed.

»	An overweight to total U.S. duration (or sensitivity to changes in market interest rates) from February 2009 to June 2009 detracted from performance as nominal interest rates rose during that period.

»	Exposure to nominal bonds versus inflation-linked bonds (“ILBs”) in the U.K. detracted from performance as ILBs outperformed their nominal counterparts.

»	Exposure to nominal bonds versus ILBs in Europe detracted from performance as ILBs outperformed their nominal counterparts.

4	PIMCO Variable Insurance Trust

Financial Highlights  CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008		12/31/2007		02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$7.01		$13.35		$11.30		$11.68
Net investment income (a)	0.13		0.42		0.46		0.34
Net realized/unrealized gain (loss) on investments	0.99		(6.08)		2.11		(0.16)
Total income (loss) from investment operations	1.12		(5.66)		2.57		0.18
Dividends from net investment income	(0.09)		(0.56)		(0.52)		(0.51)
Distributions from net realized capital gains	0.00		(0.12)		0.00		(0.05)
Total distributions	(0.09)		(0.68)		(0.52)		(0.56)
Net asset value end of year or period	$8.04		$7.01		$13.35		$11.30
Total return	16.10%		(43.85)%		23.15%		1.51%
Net assets end of year or period (000s)	$63,410		$42,491		$33,854		$6,084
Ratio of expenses to average net assets	1.17	%*(f)	1.16	%(d)	1.06	%(b)	1.03%*
Ratio of expenses to average net assets excluding interest expense	0.99	%*(g)	0.99	%(e)	0.97	%(c)	1.03%*
Ratio of net investment income to average net assets	3.61	%*	3.19%		3.76%		3.50%*
Portfolio turnover rate	327%		1,156%		856%		993%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.13%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.04%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.25%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.31%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.13%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$638,879
Investments in Affiliates, at value	75,928
Repurchase agreements, at value	38,521
Deposits with counterparty	704
Foreign currency, at value	707
Receivable for investments sold	102,102
Receivable for Portfolio shares sold	38,676
Interest and dividends receivable	4,566
Dividends receivable from Affiliates	6
Swap premiums paid	565
Unrealized appreciation on foreign currency contracts	29
Unrealized appreciation on swap agreements	2,225
902,908

Liabilities:
Payable for reverse repurchase agreements	$18,792
Payable for investments purchased	236,466
Payable for investments in Affiliates purchased	6
Payable for investments purchased on a delayed-delivery basis	135,896
Payable for Portfolio shares redeemed	3,564
Payable for short sales	83,385
Overdraft due to custodian	19
Written options outstanding	1,279
Deposits from counterparty	5,763
Accrued investment advisory fee	191
Accrued supervisory and administrative fee	94
Accrued distribution fee	22
Accrued servicing fee	32
Variation margin payable	36
Swap premiums received	168
Unrealized depreciation on foreign currency contracts	218
Unrealized depreciation on swap agreements	5,864
Other liabilities	194
491,989

Net Assets	$410,919

Net Assets Consist of:
Paid in capital	$382,771
(Overdistributed) net investment income	(3,128)
Accumulated undistributed net realized gain	37,668
Net unrealized (depreciation)	(6,392)
$410,919

Net Assets:
Administrative Class	$347,509
Advisor Class	63,410

Shares Issued and Outstanding:
Administrative Class	43,358
Advisor Class	7,891

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.02
Advisor Class	8.04

Cost of Investments Owned	$641,378
Cost of Investments in Affiliates Owned	$75,930
Cost of Repurchase Agreements Owned	$38,521
Cost of Foreign Currency Held	$694
Proceeds Received on Short Sales	$82,635
Premiums Received on Written Options	$1,019

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$7,134
Dividends	11
Dividends from Affiliate investments	20
Total Income	7,165

Expenses:
Investment advisory fees	890
Supervisory and administrative fees	438
Servicing fees – Administrative Class	186
Distribution and/or servicing fees – Advisor Class	63
Trustees’ fees	2
Interest expense	283
Total Expenses	1,862
Reimbursement by Manager	(223)
Net Expenses	1,639

Net Investment Income	5,526

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14,042
Net realized gain on Affiliate investments	10
Net realized gain on futures contracts, written options and swaps	30,899
Net realized (loss) on foreign currency transactions	(691)
Net change in unrealized appreciation on investments	7,040
Net change in unrealized (depreciation) on Affiliate investments	(2)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(9,652)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,070
Net Gain	42,716

Net Increase in Net Assets Resulting from Operations	$48,242

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,526	$13,745
Net realized gain (loss)	44,250	(201,269)
Net realized gain on Affiliate investments	10	0
Net change in unrealized (depreciation)	(1,542)	(25,885)
Net change in unrealized (depreciation) on Affiliate investments	(2)	0
Net increase (decrease) resulting from operations	48,242	(213,409)

Distributions to Shareholders:
From net investment income
Administrative Class	(3,708)	(16,564)
Advisor Class	(702)	(2,801)
From net realized capital gains
Administrative Class	0	(3,100)
Advisor Class	0	(632)

Total Distributions	(4,410)	(23,097)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	132,898	335,369
Advisor Class	15,384	78,588
Issued as reinvestment of distributions
Administrative Class	3,490	19,221
Advisor Class	702	3,433
Cost of shares redeemed
Administrative Class	(39,030)	(232,954)
Advisor Class	(2,901)	(31,586)
Net increase resulting from Portfolio share transactions	110,543	172,071

Total Increase (Decrease) in Net Assets	154,375	(64,435)

Net Assets:
Beginning of period	256,544	320,979
End of period*	$410,919	$256,544

*Including (overdistributed) net investment income of:	$(3,128)	$(4,244)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn® Strategy Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 22.7%

BANKING & FINANCE 16.8%

American Express Bank FSB
5.500% due 04/16/2013	$500	$491

American Express Centurion Bank
0.399% due 07/13/2010	1,000	973
6.000% due 09/13/2017	500	457

American Express Co.
7.000% due 03/19/2018	800	778

American Express Credit Corp.
1.708% due 05/27/2010	500	494

American International Group, Inc.
8.175% due 05/15/2058	800	228

ANZ National International Ltd.
6.200% due 07/19/2013	1,300	1,341

Bank of America Corp.
5.650% due 05/01/2018	2,400	2,124

Barclays Bank PLC
7.434% due 09/29/2049	200	134

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	51

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	3,500	3,459

Citigroup Funding, Inc.
2.036% due 05/07/2010	4,600	4,506

Citigroup, Inc.
0.631% due 12/28/2009	800	792
8.400% due 04/29/2049 (a)	1,600	1,202

Credit Suisse USA, Inc.
0.865% due 11/20/2009	300	300

General Electric Capital Corp.
0.838% due 06/01/2012	15,000	15,110

Genworth Financial, Inc.
6.515% due 05/22/2018	1,000	670

Goldman Sachs Group, Inc.
0.901% due 06/28/2010	1,000	995
1.059% due 03/22/2016	2,000	1,696
1.639% due 01/12/2015	6,500	5,704

HBOS PLC
6.750% due 05/21/2018	1,000	756

HCP, Inc.
6.700% due 01/30/2018	1,000	870

LeasePlan Corp. NV
3.000% due 05/07/2012	700	703

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	700	116
7.000% due 09/27/2027 (a)	100	15

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	793

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	3,000	2,863

Merna Reinsurance Ltd.
1.248% due 07/07/2010	1,000	931

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	500	443
6.875% due 04/25/2018	1,000	927

Morgan Stanley
1.357% due 01/18/2011	2,000	1,938
1.611% due 10/15/2015	600	515
3.006% due 05/14/2010	6,400	6,418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$1,000	$1,031

New York Life Global Funding
4.650% due 05/09/2013	1,000	1,016

Pacific Life Global Funding
5.150% due 04/15/2013	300	299

ProLogis
6.625% due 05/15/2018	500	394

Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010	500	480

Royal Bank of Scotland Group PLC
0.902% due 08/21/2009	1,400	1,399

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	700	519

Simon Property Group LP
5.750% due 12/01/2015	300	277

Travelers Cos., Inc.
5.800% due 05/15/2018	1,000	1,030

Wachovia Bank N.A.
0.726% due 12/02/2010	400	395
1.806% due 05/14/2010	1,000	1,000

Wachovia Corp.
2.798% due 05/01/2013	2,000	1,933

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	415

		68,981

INDUSTRIALS 4.1%

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,664

Baxter International, Inc.
5.375% due 06/01/2018	1,000	1,049

Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,411

Falconbridge Ltd.
5.375% due 06/01/2015	2,000	1,774
7.350% due 06/05/2012	400	398

Gaz Capital S.A.
8.146% due 04/11/2018	200	183

Masco Corp.
6.125% due 10/03/2016	1,000	841

Rexam PLC
6.750% due 06/01/2013	400	388

Rockies Express Pipeline LLC
4.500% due 08/20/2009	1,200	1,200

RPM International, Inc.
6.500% due 02/15/2018	1,000	909

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	859

Time Warner, Inc.
1.150% due 11/13/2009	3,800	3,791

UST, Inc.
6.625% due 07/15/2012	900	964

Waste Management, Inc.
6.100% due 03/15/2018	700	691

		17,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.8%

American Electric Power Co., Inc.
5.250% due 06/01/2015	$300	$295

AT&T, Inc.
1.116% due 02/05/2010	900	901

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	87
7.000% due 04/01/2012	1,400	1,447

Sempra Energy
6.150% due 06/15/2018	1,000	1,007

Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	507

Verizon Wireless Capital LLC
3.316% due 05/20/2011	3,000	3,089

		7,333

Total Corporate Bonds & Notes (Cost $97,468)		93,447

MUNICIPAL BONDS & NOTES 0.4%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	113

Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023	100	105

University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036	1,300	1,309

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	67

Total Municipal Bonds & Notes (Cost $1,737)		1,594

U.S. GOVERNMENT AGENCIES 26.0%

Fannie Mae
0.664% due 05/25/2042	19	17
0.966% due 08/05/2010	337	338
2.638% due 03/01/2044 - 10/01/2044	364	363
4.287% due 11/01/2034	138	140
4.631% due 05/25/2035	220	220
5.000% due 07/01/2039	1,600	1,628
5.207% due 07/01/2035	302	314
5.346% due 11/01/2035	545	570
5.377% due 01/01/2036	375	397
5.500% due 11/01/2036 - 07/01/2039	51,976	53,714
5.500% due 06/01/2038 (i)	71	74
5.950% due 02/25/2044	75	79
6.000% due 07/01/2037 - 09/01/2037	23,652	24,758

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	2,925	2,867
0.549% due 02/15/2019	2,685	2,635
0.574% due 08/25/2031	3	3
0.888% due 02/01/2011	413	412
2.639% due 02/25/2045	189	180
4.000% due 10/15/2023	6	6
4.033% due 01/01/2034	21	22
4.500% due 05/15/2017	39	40
5.000% due 02/15/2020	516	537
5.500% due 05/15/2016 - 01/01/2039	7,617	7,866

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/01/2038	$300	$319
6.595% due 10/01/2036	1,433	1,501
6.656% due 09/01/2036	1,227	1,286
6.701% due 07/01/2036	1,184	1,237

Ginnie Mae
6.000% due 01/15/2029 - 01/15/2039	5,160	5,379

Total U.S. Government Agencies (Cost $104,914)		106,902

U.S. TREASURY OBLIGATIONS 96.1%

Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	5,853	5,858
1.250% due 04/15/2014	15,616	15,680
1.375% due 07/15/2018	7,614	7,383
1.625% due 01/15/2015	45,258	45,032
1.625% due 01/15/2018	10,992	10,875
1.875% due 07/15/2013	25,901	26,557
1.875% due 07/15/2015	7,783	7,866
2.000% due 04/15/2012	1,786	1,838
2.000% due 01/15/2014	8,877	9,076
2.000% due 07/15/2014	27,338	27,970
2.000% due 01/15/2016	47,828	48,531
2.000% due 01/15/2026	2,900	2,838
2.375% due 04/15/2011	55,282	56,941
2.375% due 01/15/2017	17,882	18,647
2.375% due 01/15/2025	2,036	2,091
2.375% due 01/15/2027	1,269	1,312
2.500% due 07/15/2016	14,792	15,518
2.625% due 07/15/2017	13,588	14,468
3.000% due 07/15/2012 (h)	58,279	61,757
3.375% due 01/15/2012	3,963	4,215
3.500% due 01/15/2011	2,757	2,879
3.625% due 04/15/2028	5,537	6,734
3.875% due 04/15/2029	130	164

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	832	830

Total U.S. Treasury Obligations (Cost $391,333)		395,060

MORTGAGE-BACKED SECURITIES 2.6%

Banc of America Large Loan, Inc.
0.829% due 08/15/2029	1,265	940

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	129	111
2.500% due 08/25/2035	107	94
2.900% due 03/25/2035	349	302
4.550% due 08/25/2035	192	169
4.828% due 01/25/2035	1,223	1,032

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	288	222

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	771	426

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	72

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	184	146
4.700% due 12/25/2035	338	273
4.748% due 08/25/2035	138	110
5.994% due 09/25/2037	2,457	1,332

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	327
5.886% due 11/15/2044	200	160

Countrywide Alternative Loan Trust
0.510% due 12/20/2046	2,988	1,200
6.000% due 02/25/2037	662	402

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.759% due 11/19/2033	$22	$20
4.543% due 08/25/2034	122	76

First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	38	24

Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047	526	399
0.584% due 11/25/2045	22	10

Harborview Mortgage Loan Trust
0.553% due 03/19/2036	118	50

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	340	262
5.429% due 12/12/2043	310	251

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	200	154

MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	100	63

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	69

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	763	616

Morgan Stanley Capital I
6.076% due 06/11/2049	25	19

Residential Accredit Loans, Inc.
2.700% due 09/25/2045	342	153

Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	32	13
4.802% due 02/25/2034	53	40

Structured Asset Mortgage Investments, Inc.
0.643% due 10/19/2034	42	32

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	824	607
5.418% due 01/15/2045	310	248
5.572% due 10/15/2048	200	155

Total Mortgage-Backed Securities (Cost $13,507)		10,579

ASSET-BACKED SECURITIES 4.2%

American Express Credit Account Master Trust
1.269% due 08/15/2012	3,400	3,408

Carrington Mortgage Loan Trust
0.634% due 10/25/2035	242	188

Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037	9	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	196	181

Ford Credit Auto Owner Trust
1.219% due 01/15/2011	2,706	2,708

GSAMP Trust
0.384% due 12/25/2036	314	166

Morgan Stanley ABS Capital I
0.364% due 11/25/2036	299	284

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047	361	240

Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	3	3

Option One Mortgage Loan Trust
0.364% due 01/25/2037	101	96

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
1.132% due 04/25/2019		$2,200	$2,022
2.592% due 04/25/2023		7,367	7,523

Specialty Underwriting & Residential Finance
0.374% due 01/25/2038		373	306

WaMu Asset-Backed Certificates
0.364% due 01/25/2037		253	181

Total Asset-Backed Securities (Cost $17,659)			17,315

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,028

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	161,280	1,476
1.100% due 12/10/2016		120,360	1,104
1.200% due 06/10/2017		404,400	3,676
1.200% due 12/10/2017		210,840	1,907
1.400% due 06/10/2018		49,950	453

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	49

Svenska Handelsbanken AB
1.830% due 03/16/2015		100	132

Total Foreign Currency-Denominated Issues (Cost $10,422)			9,825

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	236

Total Convertible Preferred Stocks (Cost $300)			236

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.7%

COMMERCIAL PAPER 0.6%

Federal Home Loan Bank
0.097% due 07/01/2009		$2,500	2,500

REPURCHASE AGREEMENTS 9.4%

Barclays Capital, Inc.
0.100% due 07/01/2009		1,400	1,400
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,440. Repurchase proceeds are $1,400.)

JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		12,500	12,500
(Dated 06/30/2009. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $12,665. Repurchase proceeds are $12,500.)
0.130% due 07/08/2009		20,300	20,300
(Dated 06/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $20,371. Repurchase proceeds are $20,300.)

State Street Bank and Trust Co.
0.010% due 07/01/2009		4,321	4,321
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 - 08/27/2009 valued at $4,414. Repurchase proceeds are $4,321.)

			38,521

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.119% due 07/02/2009 - 07/30/2009 (b)(e)(f)(g)(i)	$1,181	$1,181

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 18.4%
	7,585,976	75,928

Total Short-Term Instruments (Cost $118,132)		118,130

PURCHASED OPTIONS (k) 0.1%
(Cost $357)		240

Total Investments 183.3% (Cost $755,829)		$753,328

Written Options (l) (0.3%) (Premiums $1,019)		(1,279)

Other Assets and Liabilities (Net) (83.0%)		(341,130)

Net Assets 100.0%		$410,919

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $490 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $370 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $83,852 at a weighted average interest rate of 0.598%. On June 30, 2009, securities valued at $20,117 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $925 and cash of $704 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	30	$(15)
90-Day Euribor June Futures	Long	06/2010	12	6
90-Day Euribor September Futures	Long	09/2010	43	(1)
90-Day Eurodollar December Futures	Long	12/2009	12	(1)
90-Day Eurodollar June Futures	Long	06/2010	4	10
90-Day Eurodollar March Futures	Long	03/2010	163	1,063
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	48

				$1,110

(j)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	(0.470%	)	06/20/2015	0.623%	$300	$2	$0	$2
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%	1,600	(7)	0	(7)
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.284%	1,000	(4)	0	(4)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.486%	1,500	(11)	0	(11)
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	1.822%	1,400	45	0	45
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	1.799%	100	4	0	4
Falconbridge Ltd.	BOA	(0.910%	)	06/20/2012	2.181%	400	14	0	14
Falconbridge Ltd.	BOA	(1.100%	)	06/20/2015	2.443%	2,000	134	0	134
Genworth Financial, Inc.	BCLY	(0.960%	)	06/20/2018	7.880%	400	144	0	144
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	7.880%	600	215	0	215
HCP, Inc.	GSC	(2.910%	)	03/20/2018	3.339%	1,000	26	0	26
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	3.887%	1,000	97	0	97
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.552%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.552%	1,000	(3)	0	(3)

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.379%	$1,000	$81	$0	$81
ProLogis	MSC	(1.320%	)	06/20/2018	4.347%	500	88	0	88
Rexam PLC	BCLY	(1.450%	)	06/20/2013	2.041%	400	9	0	9
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.943%	1,000	30	0	30
Sempra Energy	DUB	(0.670%	)	06/20/2018	0.947%	1,000	20	0	20
Simon Property Group LP	RBS	(1.010%	)	12/20/2015	2.294%	300	21	0	21
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.575%	1,000	(13)	0	(13)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.358%	1,000	116	0	116
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	1.962%	500	14	0	14
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.289%	900	(2)	0	(2)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	0.785%	700	0	0	0

							$988	$0	$988

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	$100	$(16)	$0	$(16)
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%	400	(7)	(9)	2

						$(23)	$(9)	$(14)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%	)	12/20/2012	$488	$19	$30	$(11)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,000	85	234	(149)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	7,500	107	286	(179)

						$211	$550	$(339)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	400	$4	$0	$4
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		500	28	0	28
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	72	0	72
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	23	0	23
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		1,100	48	0	48
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		900	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		400	(13)	0	(13)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		300	(10)	0	(10)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	1,000	13	3	10
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		4,100	(90)	(73)	(17)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(63)	(86)	23
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	7	1	6
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	30	2	28
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		$1,100	7	0	7
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		4,000	25	0	25
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		800	5	0	5
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	200	14	3	11

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	$46	$4	$42
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,600	46	2	44
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		1,100	22	0	22
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		200	(8)	0	(8)

							$228	$(144)	$372

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$447.000	11/26/2010	MSC	195	$(83)	$0	$(83)
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	115	120	0	120
Pay	CBOT Wheat December Futures	(591.000)	11/25/2009	MSC	100	25	0	25
Pay	CBOT Wheat December Futures	(637.500)	11/25/2009	CITI	165	118	0	118
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	2	(389)	0	(389)
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	115	(95)	0	(95)
Receive	KCBT Wheat December Futures	616.000	11/25/2009	MSC	100	(19)	0	(19)
Receive	KCBT Wheat December Futures	660.000	11/25/2009	CITI	165	(104)	0	(104)
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	714	430	0	430

						$3	$0	$3

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	468,175	3-Month U.S. Treasury Bill rate plus a specified spread	$77,350	07/27/2009	BCLY	$(905)
Receive	DJUBSTR Index	121,495	3-Month U.S. Treasury Bill rate plus a specified spread	33,210	07/27/2009	CITI	(375)
Receive	DJUBSTR Index	310,505	3-Month U.S. Treasury Bill rate plus a specified spread	45,080	07/27/2009	CSFB	(501)
Receive	DJUBSTR Index	64,884	3-Month U.S. Treasury Bill rate plus a specified spread	19,530	07/27/2009	GSC	(224)
Receive	DJUBSTR Index	39,483	3-Month U.S. Treasury Bill rate plus a specified spread	12,060	07/27/2009	JPM	(138)
Receive	DJUBSTR Index	18,995	3-Month U.S. Treasury Bill rate plus a specified spread	4,720	07/27/2009	MLP	(53)
Receive	DJUBSTR Index	365,746	3-Month U.S. Treasury Bill rate plus a specified spread	96,490	07/13/2009	MSC	(1,080)
Receive	DJUBSTR Index	475,788	3-Month U.S. Treasury Bill rate plus a specified spread	121,400	07/27/2009	MSC	(1,358)
Pay	SPGCCNTR Index	4,472	3-Month U.S. Treasury Bill rate plus a specified spread	530	07/27/2009	MSC	50
Receive	DJUBSTR Index	23,542	3-Month U.S. Treasury Bill rate plus a specified spread	5,850	07/27/2009	UBS	(65)

							$(4,649)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on June 30, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$ 73.250	12/31/2009	18	$76	$101
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	15	132	6
Call - OTC NYMEX WTI Crude December Futures	86.500	12/31/2010	18	106	106
Put - OTC SPGCCLP December Futures	432.180	12/16/2009	804,000	37	23

				$351	$236

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC U.S. Treasury Bond 1.625% due 01/01/2015	$65.000	07/14/2009	$18,000	$2	$1
Put - OTC U.S. Treasury Bond 2.375% due 04/01/2011	65.000	07/14/2009	23,000	2	1
Put - OTC U.S. Treasury Bond 2.500% due 07/01/2016	65.000	07/14/2009	14,000	1	1
Put - OTC U.S. Treasury Bond 3.000% due 07/01/2012	65.000	07/14/2009	15,000	1	1

				$6	$4

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

(l)	Written options outstanding on June 30, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$200.000	12/31/2009	18	$76	$100
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	250.000	12/31/2010	18	106	124
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	15	132	4
Put - OTC NYMEX WTI Crude January Futures	60.000	12/16/2009	11	39	33

				$353	$261

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	76	$33	$31
Call - OTC DJUBS January Futures	245.000	01/04/2011	1,500,000	60	5
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	3
Call - OTC GSCITR July Futures	452.500	07/06/2009	800,000	8	3
Call - OTC GSCITR July Futures	467.823	07/17/2009	900,000	11	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	76	30	35
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	13	4	1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	27	4	1
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	328
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	192

				$231	$604

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$18,000	$91	$100
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	4,000	77	97
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	4,000	84	73
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	18
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	13,000	103	72
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	54

							$435	$414

Transactions in written call and put options for the period ended June 30, 2009:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	5,000,043	$11,400	$749
Sales	3,700,443	82,000	849
Closing Buys	(2,000,016)	(47,100)	(488)
Expirations	(216)	(3,300)	(91)
Exercised	0	0	0

Balance at 06/30/2009	6,700,254	$43,000	$1,019

(m)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$1,600	$1,604	$1,628
Fannie Mae	5.500%	07/01/2039	54,000	55,143	55,730
Fannie Mae	6.000%	07/01/2024	200	210	212
Fannie Mae	6.000%	07/01/2039	24,700	25,678	25,815

				$82,635	$83,385

(n)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	162	08/2009	HSBC	$8	$0	$8
Sell	CHF	222	07/2009	JPM	4	0	4
Buy		222	07/2009	RBC	0	(1)	(1)
Sell		222	10/2009	RBC	1	0	1

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	4,042	07/2009	BCLY	$0	$0	$0
Buy		5,298	07/2009	DUB	0	(46)	(46)
Sell		5,304	07/2009	DUB	1	0	1
Buy		4,048	07/2009	HSBC	0	(27)	(27)
Buy		5,333	09/2009	BCLY	0	(6)	(6)
Buy		1,862	09/2009	CITI	3	0	3
Buy		1,846	09/2009	DUB	0	0	0
Buy		4,795	09/2009	HSBC	0	(8)	(8)
Sell		8,007	09/2009	JPM	0	(29)	(29)
Buy		2,008	03/2010	BCLY	0	(1)	(1)
Buy		1,135	03/2010	BOA	0	0	0
Buy		934	03/2010	CITI	0	(1)	(1)
Buy		4,055	03/2010	DUB	0	(3)	(3)
Buy		899	03/2010	HSBC	0	0	0
Buy		8	03/2010	JPM	0	0	0
Buy	EUR	28	07/2009	BCLY	0	0	0
Sell		361	07/2009	BCLY	0	(3)	(3)
Sell	GBP	774	07/2009	CITI	0	(76)	(76)
Sell		13	07/2009	GSC	0	0	0
Buy		699	07/2009	MSC	0	(5)	(5)
Buy		88	07/2009	RBS	7	0	7
Sell		699	08/2009	MSC	5	0	5
Sell	JPY	646,557	07/2009	BNP	0	(7)	(7)
Sell		646,557	08/2009	MSC	0	0	0
Buy	MYR	35	08/2009	BCLY	0	0	0
Sell	PHP	827	08/2009	CITI	0	0	0
Buy	SGD	4	07/2009	CITI	0	0	0
Sell		231	07/2009	CITI	0	(5)	(5)
Buy		7	07/2009	DUB	0	0	0
Buy		231	07/2009	HSBC	0	0	0

					$29	$(218)	$(189)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$92,036	$1,411	$93,447
U.S. Government Agencies	0	106,902	0	106,902
U.S. Treasury Obligations	0	395,060	0	395,060
Short-Term Instruments	75,928	42,202	0	118,130
Other Investments ++	236	39,317	236	39,789

Investments, at value	$76,164	$675,517	$1,647	$753,328

Short Sales, at value	$0	$(83,385)	$0	$(83,385)

Financial Derivative Instruments +++	$1,110	$(4,207)	$(900)	$(3,997)

Total	$77,274	$587,925	$747	$665,946

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$2	$0	$19	$1,390	$1,411
Purchased Options	39	196	0	(79)	80	0	236

Investments, at value	$39	$196	$2	$(79)	$99	$1,390	$1,647

Financial Derivative Instruments +++	$2,163	$(232)	$0	$219	$(3,050)	$0	$(900)

Total	$2,202	$(36)	$2	$140	$(2,951)	$1,390	$747

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Consolidated Schedule of Investments  CommodityRealReturn® Strategy Portfolio  (Cont.)

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$3	$0	$0	$0	$237	$240
Variation margin receivable ^^	1,127	0	0	0	0	1,127
Unrealized appreciation on foreign currency contracts	0	29	0	0	0	29
Unrealized appreciation on swap agreements	420	0	1,062	0	743	2,225

	$1,550	$29	$1,062	$0	$980	$3,621

Liabilities:
Written options outstanding	$483	$0	$0	$0	$796	$1,279
Variation margin payable ^^	17	0	0	0	0	17
Unrealized depreciation on foreign currency contracts	0	218	0	0	0	218
Unrealized depreciation on swap agreements	48	0	426	0	5,390	5,864

	$548	$218	$426	$0	$6,186	$7,378

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(45)	$0	$0	$0	$(79)	$(124)
Net realized gain (loss) on futures contracts, written options and swaps	(3,323)	0	1,250	0	32,987	30,914
Net realized (loss) on foreign currency transactions	0	(847)	0	0	0	(847)

	$(3,368)	$(847)	$1,250	$0	$32,908	$29,943

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(1)	$0	$0	$0	$80	$79
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	8,048	0	(4,222)	0	(13,478)	(9,652)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	806	0	0	0	806

	$8,047	$806	$(4,222)	$0	$(13,398)	$(8,767)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield,

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements (Cont.)

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and

FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

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instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as

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Notes to Financial Statements (Cont.)

defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International

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Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2009, net assets of the Portfolio were approximately $411 million, of which approximately $76 million, or approximately 18.5%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administration Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2009, the amount was $222,770.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
CommodityRealReturn® Strategy Portfolio	$ 0	$ 222,420	$146,500	$(2)	$75,928	$20	$10

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,951,788	$1,858,543	$327,965	$250,799

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	17,788	$132,898	25,245	$335,369
Advisor Class	2,141	15,384	5,609	78,588
Issued as reinvestment of distributions
Administrative Class	450	3,490	1,880	19,221
Advisor Class	90	702	352	3,433
Cost of shares redeemed
Administrative Class	(5,462)	(39,030)	(18,056)	(232,954)
Advisor Class	(398)	(2,901)	(2,439)	(31,586)
Net increase resulting from Portfolio share transactions	14,609	$110,543	12,591	$172,071

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	79	*
Advisor Class	3	78

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$7,237	$(9,738)	$(2,501)

14.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	21.7%
Russia	19.1%
Brazil	13.1%
Mexico	12.1%
Colombia	6.5%
Short-Term Instruments	4.0%
Other	23.5%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (09/30/02)
PIMCO Emerging Markets Bond Portfolio Administrative Class	15.50%	-1.59%	7.87%	12.20%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	14.56%	2.24%	8.57%	11.50%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.13% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,154.96	$1,019.69
Expenses Paid During Period†	$5.50	$5.16

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to emerging markets (“EM”) corporate/quasi-sovereign credits benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”), returned 24.40%, outperforming EM sovereign credits, as represented by the JPMorgan Emerging Markets Bond Index Global (“JPMorgan EMBIG”), which returned 14.56% during the period.

»

An underweight position in Turkey benefited relative performance. The JPMorgan EMBIG Turkey sub index returned 10.58% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight position in China benefited relative performance. The JPMorgan EMBIG China sub index returned 3.27% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight position in Malaysia benefited relative performance. The JPMorgan EMBIG Malaysia sub index returned 8.46% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Venezuela detracted from relative performance. The JPMorgan EMBIG Venezuela sub index returned 40.07% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Argentina detracted from relative performance. The JPMorgan EMBIG Argentina sub index returned 58.14% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Ukraine throughout much of the period, detracted from relative performance. The JPMorgan EMBIG Ukraine sub index returned 89.62% for the period, outperforming the overall market, represented by the JPMorgan EMBIG.

»

An underweight to Ecuador detracted from relative performance. The JPMorgan EMBIG Ecuador sub index returned 61.09% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

4	PIMCO Variable Insurance Trust

Financial Highlights  Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$10.32	$13.67	$13.96	$13.66	$13.21	$12.97
Net investment income (a)	0.31	0.75	0.74	0.70	0.67	0.48
Net realized/unrealized gain (loss) on investments	1.26	(2.70)	0.05	0.52	0.71	1.03
Total income (loss) from investment operations	1.57	(1.95)	0.79	1.22	1.38	1.51
Dividends from net investment income	(0.36)	(0.83)	(0.80)	(0.73)	(0.68)	(0.51)
Distributions from net realized capital gains	0.00	(0.57)	(0.28)	(0.19)	(0.25)	(0.76)
Total distributions	(0.36)	(1.40)	(1.08)	(0.92)	(0.93)	(1.27)
Net asset value end of year or period	$11.53	$10.32	$13.67	$13.96	$13.66	$13.21
Total return	15.50%	(14.57)%	5.80%	9.25%	10.75%	12.11%
Net assets end of year or period (000s)	$134,707	$127,501	$196,497	$207,298	$133,142	$64,598
Ratio of expenses to average net assets	1.03%*	1.13%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	5.91%*	5.87%	5.33%	5.15%	5.01%	3.70%
Portfolio turnover rate	117%	198%	145%	283%	242%	484%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$133,082
Investments in Affiliates, at value	3,126
Repurchase agreements, at value	1,955
Deposits with counterparty	139
Foreign currency, at value	303
Receivable for investments sold	2,549
Receivable for Portfolio shares sold	58
Interest and dividends receivable	2,111
Dividends receivable from Affiliates	2
Swap premiums paid	269
Unrealized appreciation on foreign currency contracts	175
Unrealized appreciation on swap agreements	529
144,298

Liabilities:
Payable for investments purchased	$2,982
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	83
Written options outstanding	84
Deposits from counterparty	280
Accrued investment advisory fee	53
Accrued supervisory and administrative fee	47
Accrued distribution fee	2
Accrued servicing fee	15
Variation margin payable	74
Swap premiums received	136
Unrealized depreciation on foreign currency contracts	203
Unrealized depreciation on swap agreements	626
Other liabilities	3
4,590

Net Assets	$139,708

Net Assets Consist of:
Paid in capital	$156,890
Undistributed net investment income	1,662
Accumulated undistributed net realized (loss)	(14,977)
Net unrealized (depreciation)	(3,867)
$139,708

Net Assets:
Administrative Class	$134,707
Advisor Class	5,001

Shares Issued and Outstanding:
Administrative Class	11,685
Advisor Class	434

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.53
Advisor Class	11.53

Cost of Investments Owned	$136,566
Cost of Investments in Affiliates Owned	$3,126
Cost of Repurchase Agreements Owned	$1,955
Cost of Foreign Currency Held	$301
Premiums Received on Written Options	$82

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$4,791
Dividends from Affiliate investments	14
Total Income	4,805

Expenses:
Investment advisory fees	310
Supervisory and administrative fees	276
Servicing fees – Administrative Class	100
Distribution and/or servicing fees – Advisor Class	5
Trustees’ fees	1
Interest expense	21
Total Expenses	713

Net Investment Income	4,092

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(11,605)
Net realized gain on Affiliate investments	12
Net realized gain on futures contracts, written options and swaps	1,915
Net realized (loss) on foreign currency transactions	(734)
Net change in unrealized appreciation on investments	22,571
Net change in unrealized appreciation on futures contracts, written options and swaps	2,800
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,058
Net Gain	16,017

Net Increase in Net Assets Resulting from Operations	$20,109

*Foreign tax withholdings	$7

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,092	$10,288
Net realized (loss)	(10,424)	(2,477)
Net realized gain on Affiliate investments	12	0
Net change in unrealized appreciation (depreciation)	26,429	(33,977)
Net increase (decrease) resulting from operations	20,109	(26,166)

Distributions to Shareholders:
From net investment income
Administrative Class	(4,522)	(11,075)
Advisor Class	(146)	(248)
From net realized capital gains
Administrative Class	0	(6,675)
Advisor Class	0	(201)

Total Distributions	(4,668)	(18,199)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	46,773	62,929
Advisor Class	1,424	4,527
Issued as reinvestment of distributions
Administrative Class	4,521	17,750
Advisor Class	146	449
Cost of shares redeemed
Administrative Class	(59,038)	(106,447)
Advisor Class	(984)	(1,739)
Net (decrease) resulting from Portfolio share transactions	(7,158)	(22,531)

Total Increase (Decrease) in Net Assets	8,283	(66,896)

Net Assets:
Beginning of period	131,425	198,321
End of period*	$139,708	$131,425

*Including undistributed net investment income of:	$1,662	$2,238

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 13.0%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$700	$691

Brazil Government International Bond
5.875% due 01/15/2019		1,100	1,115
6.000% due 01/17/2017		429	443
7.125% due 01/20/2037		100	109
8.000% due 01/15/2018		1,800	2,025
8.250% due 01/20/2034		2,590	3,089
8.750% due 02/04/2025		1,700	2,099
8.875% due 10/14/2019		4,800	5,904
8.875% due 04/15/2024		350	437
10.250% due 01/10/2028	BRL	850	429
12.500% due 01/05/2016		500	284

Petrobras International Finance Co.
7.875% due 03/15/2019		$680	745

Vale Overseas Ltd.
6.875% due 11/21/2036		760	725

Total Brazil (Cost $17,197)			18,095

CHILE 1.1%

CODELCO, Inc.
6.150% due 10/24/2036		$1,500	1,512

Total Chile (Cost $1,554)			1,512

CHINA 0.4%

Export-Import Bank of China
4.875% due 07/21/2015		$550	569

Total China (Cost $541)			569

COLOMBIA 6.5%

Colombia Government International Bond
7.375% due 01/27/2017		$2,800	3,028
7.375% due 09/18/2037		1,130	1,158
8.250% due 12/22/2014		2,825	3,277
10.375% due 01/28/2033		225	299
10.750% due 01/15/2013		400	486
11.750% due 02/25/2020		400	548
12.000% due 10/22/2015	COP	457,000	245

Total Colombia (Cost $8,705)			9,041

EGYPT 0.6%

Petroleum Export Ltd.
5.265% due 06/15/2011		$317	307

Petroleum Export Ltd. II
6.340% due 06/20/2011		510	467

Total Egypt (Cost $822)			774

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$700	504

El Salvador Government International Bond
8.500% due 07/25/2011		150	154

Total El Salvador (Cost $842)			658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.4%

Guatemala Government Bond
9.250% due 08/01/2013		$570	$626

Total Guatemala (Cost $570)			626

INDONESIA 3.4%

Indonesia Government International Bond
6.875% due 03/09/2017		$2,200	2,136
6.875% due 01/17/2018		1,100	1,050
7.750% due 01/17/2038		100	93
11.625% due 03/04/2019		500	634

Majapahit Holding BV
7.250% due 10/17/2011		253	251
7.250% due 06/28/2017		400	342
7.875% due 06/29/2037		400	302

Total Indonesia (Cost $5,033)			4,808

IRELAND 0.5%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$370	328
8.700% due 08/07/2018		400	395

Total Ireland (Cost $705)			723

KAZAKHSTAN 1.3%

Intergas Finance BV
6.375% due 05/14/2017		$300	229
6.875% due 11/04/2011		126	114

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,572	1,419

Total Kazakhstan (Cost $2,004)			1,762

MEXICO 12.0%

America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,385
5.750% due 01/15/2015		200	203
8.460% due 12/18/2036	MXN	5,400	305

C5 Capital SPV Ltd.
6.196% due 12/31/2049		100	53

C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,100	564

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$200	102

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	72

Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	629
9.500% due 12/18/2014		6,436	535

Mexico Government International Bond
6.750% due 09/27/2034		$3,534	3,582
7.500% due 04/08/2033		2,460	2,712

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	2,775
6.625% due 06/15/2035		250	227
6.625% due 06/15/2038		200	174

Petroleos Mexicanos
8.000% due 05/03/2019		3,200	3,488

Total Mexico (Cost $17,724)			16,806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.2%

Majapahit Holding BV
7.250% due 06/28/2017		$300	$256

Total Netherlands (Cost $274)			256

PANAMA 3.7%

Panama Government International Bond
7.125% due 01/29/2026		$2,165	2,251
8.875% due 09/30/2027		780	946
9.375% due 04/01/2029		1,553	1,957

Total Panama (Cost $5,205)			5,154

PERU 1.7%

Peru Government International Bond
7.350% due 07/21/2025		$500	537
8.375% due 05/03/2016		1,555	1,800

Total Peru (Cost $2,238)			2,337

PHILIPPINES 0.9%

Philippines Government International Bond
6.375% due 01/15/2032		$100	91
8.375% due 06/17/2019		500	577
8.875% due 03/17/2015		74	85
9.500% due 02/02/2030		400	490

Total Philippines (Cost $1,198)			1,243

QATAR 0.8%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	921

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	216

Total Qatar (Cost $1,173)			1,137

RUSSIA 18.9%

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	324
5.875% due 06/01/2015		200	240
6.212% due 11/22/2016		$200	168
7.288% due 08/16/2037		1,000	755
8.625% due 04/28/2034		1,760	1,731

Gazprom International S.A.
7.201% due 02/01/2020		638	611

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		3,100	3,178

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	164
7.175% due 05/16/2013		1,900	1,814
9.000% due 06/11/2014		100	101

Russia Government International Bond
7.500% due 03/31/2030		10,882	10,820

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	186
6.625% due 03/20/2017		1,700	1,352
7.500% due 07/18/2016		2,100	1,801

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	679
8.700% due 08/07/2018		1,200	1,157

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		$1,000	$975

VTB Capital S.A.
6.609% due 10/31/2012		300	283

Total Russia (Cost $28,279)			26,339

SOUTH AFRICA 2.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	569
5.875% due 05/30/2022		$1,430	1,315
6.500% due 06/02/2014		750	789
6.875% due 05/27/2019		400	413
7.375% due 04/25/2012		310	334

Total South Africa (Cost $3,393)			3,420

SOUTH KOREA 0.0%

Korea Development Bank
5.750% due 09/10/2013		$15	15

Total South Korea (Cost $15)			15

TRINIDAD AND TOBAGO 0.4%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	580

Total Trinidad And Tobago (Cost $697)			580

TUNISIA 1.1%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	719
7.375% due 04/25/2012		$800	860

Total Tunisia (Cost $1,448)			1,579

UNITED ARAB EMIRATES 0.7%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$900	933

Total United Arab Emirates (Cost $893)			933

UNITED KINGDOM 0.6%

Barclays Bank PLC
10.179% due 06/12/2021		$520	556

HBOS PLC
6.750% due 05/21/2018		400	302

Total United Kingdom (Cost $920)			858

UNITED STATES 21.4%

CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058		$900	257
8.625% due 05/22/2038	GBP	100	39

Citigroup Capital XXI
8.300% due 12/21/2077		$940	734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
8.400% due 04/29/2049 (a)	$600	$451

Goldman Sachs Group, Inc.
0.692% due 12/23/2009	1,300	1,298

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	249

		3,028

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.524% due 10/25/2046	148	48

American Home Mortgage Investment Trust
5.660% due 09/25/2045	35	21

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	200	142
5.935% due 02/10/2051	200	162

Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036	15	10

Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035	14	10
5.457% due 05/25/2047	83	49

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	100	79

Citigroup Mortgage Loan Trust, Inc.
5.994% due 09/25/2037	170	92

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	146

Countrywide Alternative Loan Trust
0.510% due 12/20/2046	205	83
0.525% due 07/20/2046	100	39
0.644% due 11/20/2035	39	18
2.340% due 12/25/2035	51	23

GSR Mortgage Loan Trust
5.176% due 01/25/2036	34	23

Indymac Index Mortgage Loan Trust
0.554% due 07/25/2035	9	4

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	200	154
5.794% due 02/12/2051	200	150
5.935% due 02/12/2049	100	76

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	168	122

Morgan Stanley Capital I
5.809% due 12/12/2049	200	153

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	19	15

Residential Accredit Loans, Inc.
0.514% due 12/25/2046	700	85

WaMu Mortgage Pass-Through Certificates
2.139% due 02/25/2047	107	43
5.394% due 02/25/2037	98	58

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036	36	24

		1,829

U.S. GOVERNMENT AGENCIES 17.9%

Fannie Mae
0.966% due 08/05/2010	103	103
5.000% due 07/01/2039	500	509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/01/2038	$1,913	$1,977
6.000% due 08/01/2037 - 01/01/2039	4,238	4,436
6.000% due 09/01/2037 (f)	2,860	2,993

Freddie Mac
0.926% due 05/04/2011	2,300	2,306
0.937% due 08/05/2011	12,300	12,305
5.700% due 03/01/2036	440	461

		25,090

Total United States (Cost $31,186)		29,947

URUGUAY 2.0%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	387
8.000% due 11/18/2022	2,122	2,228
9.250% due 05/17/2017	200	230

Total Uruguay (Cost $2,885)		2,845

VIRGIN ISLANDS (BRITISH) 0.5%

GTL Trade Finance, Inc.
7.250% due 10/20/2017	$700	665

Total Virgin Islands (British) (Cost $665)		665

SHORT-TERM INSTRUMENTS 3.9%

REPURCHASE AGREEMENTS 1.4%

Barclays Capital, Inc.
0.020% due 07/01/2009	$1,100	1,100
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $1,139. Repurchase proceeds are $1,100.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	855	855
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $875. Repurchase proceeds are $855.)

		1,955

U.S. TREASURY BILLS 0.3%
0.122% due 07/02/2009 - 07/16/2009 (b)(d)	400	400

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.2%
	312,312	3,126

Total Short-Term Instruments (Cost $5,481)		5,481

Total Investments 98.9% (Cost $141,647)		$138,163

Written Options (h) (0.1%) (Premiums $82)		(84)

Other Assets and Liabilities (Net) 1.2%		1,629

Net Assets 100.0%		$139,708

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $400 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $9,858 at a weighted average interest rate of 0.607%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $322 and cash of $139 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	395	$(263)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.885%	$ 250	$5	$0	$5
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%	500	(158)	0	(158)
Colombia Government International Bond	MSC	0.760%	03/20/2010	0.930%	250	0	0	0
Indonesia Government International Bond	BCLY	1.400%	12/20/2011	2.930%	500	(18)	0	(18)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	3.211%	1,000	(52)	0	(52)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	2.930%	100	(3)	0	(3)
Indonesia Government International Bond	CITI	2.280%	06/20/2013	3.049%	375	(10)	0	(10)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	3.211%	200	(11)	0	(11)
Indonesia Government International Bond	DUB	2.330%	06/20/2013	3.049%	375	(10)	0	(10)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	2.930%	1,400	(46)	0	(46)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	3.206%	200	(9)	0	(9)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	3.206%	1,000	(41)	0	(41)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	3.049%	1,000	(26)	0	(26)
Mexico Government International Bond	UBS	0.695%	01/20/2017	2.152%	300	(26)	0	(26)
Philippines Government International Bond	BCLY	1.770%	09/20/2012	1.962%	210	(1)	0	(1)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.962%	1,000	(1)	0	(1)
Philippines Government International Bond	CITI	2.240%	03/20/2013	2.020%	1,700	14	0	14
Philippines Government International Bond	CITI	2.340%	03/20/2013	2.020%	5,600	66	0	66
Philippines Government International Bond	CITI	2.380%	03/20/2013	2.020%	1,000	13	0	13
Philippines Government International Bond	CITI	1.770%	12/20/2017	2.289%	700	(24)	0	(24)
Philippines Government International Bond	CITI	2.730%	03/20/2018	2.297%	1,400	43	0	43
Philippines Government International Bond	CITI	2.770%	06/20/2018	2.304%	2,000	67	0	67
Philippines Government International Bond	DUB	2.340%	03/20/2013	2.020%	300	3	0	3
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.962%	40	0	0	0
Philippines Government International Bond	MSC	2.440%	09/20/2017	2.281%	800	9	0	9
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.962%	160	(1)	0	(1)
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	1.595%	500	5	0	5
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	1,000	11	0	11
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	4.405%	800	(37)	0	(37)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	4.427%	200	(14)	0	(14)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	4.427%	400	(27)	0	(27)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%	1,000	(51)	0	(51)

						$(330)	$0	$(330)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$1,264	$15	$0	$15
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	5	0	5
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	194	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	292	3	0	3
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	389	5	0	5
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	3,208	40	0	40

					$70	$0	$70

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$8	$13	$(5)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	66	53	13
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	54	48	6
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	34	32	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$7,100	14	(131)	145
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	2,900	8	15	(7)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		22,500	58	106	(48)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		3,000	9	(3)	12
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	45	0	45

							$296	$133	$163

(h)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	$3,000	$22	$17
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	15	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	45	52

							$82	$84

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$0	$0
Sales	118	15,900	271
Closing Buys	0	(2,400)	(11)
Expirations	(118)	(3,500)	(178)
Exercised	0	0	0

Balance at 06/30/2009	0	$10,000	$82

(i)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	3,212	09/2009	BCLY	$6	$0	$6
Buy		2,082	09/2009	CITI	5	0	5
Buy		9,563	09/2009	DUB	21	0	21
Buy		4,160	09/2009	HSBC	9	0	9
Buy		4,715	09/2009	JPM	13	0	13
Sell	EUR	1,474	07/2009	BCLY	0	(11)	(11)
Buy		553	07/2009	GSC	1	0	1
Buy	GBP	42	07/2009	CITI	4	0	4
Buy		42	08/2009	MSC	0	0	0
Sell	MXN	12,203	11/2009	CITI	0	(89)	(89)
Sell		199	11/2009	HSBC	0	0	0
Buy		879	11/2009	JPM	1	0	1
Buy	PHP	509	08/2009	CITI	0	0	0
Sell		509	08/2009	CITI	0	0	0
Sell	SGD	1,221	07/2009	BCLY	0	(28)	(28)
Buy		646	07/2009	CITI	6	0	6
Buy		575	07/2009	JPM	15	0	15
Buy	TRY	1,159	07/2009	HSBC	94	0	94
Sell		1,159	07/2009	JPM	0	(75)	(75)

					$175	$(203)	$(28)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$18,095	$0	$18,095
Colombia	0	9,041	0	9,041
Mexico	0	16,806	0	16,806
Russia	0	26,339	0	26,339
United States	0	29,947	0	29,947
Other Investments ++	3,126	33,787	1,022	37,935

Investments, at value	$3,126	$134,015	$1,022	$138,163

Financial Derivative Instruments +++	$(263)	$(209)	$0	$(472)

Total	$2,863	$133,806	$1,022	$137,691

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Other Investments ++	$472	$478	$1	$0	$71	$0	$1,022

Investments, at value	$472	$478	$1	$0	$71	$0	$1,022

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$472	$478	$1	$0	$71	$0	$1,022

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$175	$0	$0	$0	$175
Unrealized appreciation on swap agreements	223	0	306	0	0	529

	$223	$175	$306	$0	$0	$704

Liabilities:
Written options outstanding	$84	$0	$0	$0	$0	$84
Variation margin payable ^^	263	0	0	0	0	263
Unrealized depreciation on foreign currency contracts	0	203	0	0	0	203
Unrealized depreciation on swap agreements	60	0	566	0	0	626

	$407	$203	$566	$0	$0	$1,176

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,346	$0	$(1,433)	$0	$0	$1,913
Net realized (loss) on foreign currency transactions	0	(718)	0	0	0	(718)

	$3,346	$(718)	$(1,433)	$0	$0	$1,195

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,832)	$0	$4,632	$0	$0	$2,800
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,045	0	0	0	1,045

	$(1,832)	$1,045	$4,632	$0	$0	$3,845

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both

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(Unaudited) June 30, 2009

interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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Notes to Financial Statements (Cont.)

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the

Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Emerging Markets Bond Portfolio	$ 0	$ 61,514	$58,400	$0	$3,126	$14	$12

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$74,337	$81,246	$102,107	$120,724

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	4,391	$46,773	4,905	$62,929
Advisor Class	132	1,424	344	4,527
Issued as reinvestment of distributions
Administrative Class	420	4,521	1,571	17,750
Advisor Class	14	146	41	449
Cost of shares redeemed
Administrative Class	(5,481)	(59,038)	(8,494)	(106,447)
Advisor Class	(92)	(984)	(138)	(1,739)
Net (decrease) resulting from Portfolio share transactions	(616)	$(7,158)	(1,771)	$(22,531)

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	7	94	*
Advisor Class	3	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,930	$(6,414)	$(3,484)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	21.7%
Russia	19.1%
Brazil	13.1%
Mexico	12.1%
Colombia	6.5%
Short-Term Instruments	4.0%
Other	23.5%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (03/31/06)
PIMCO Emerging Markets Bond Portfolio Advisor Class	15.44%	-1.69%	3.77%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	14.56%	2.24%	5.07%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.22% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,154.41	$1,019.19
Expenses Paid During Period†	$6.04	$5.66

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to emerging markets (“EM”) corporate/quasi-sovereign credits benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”), returned 24.40%, outperforming EM sovereign credits, as represented by the JPMorgan Emerging Markets Bond Index Global (“JPMorgan EMBIG”), which returned 14.56% during the period.

»

An underweight position in Turkey benefited relative performance. The JPMorgan EMBIG Turkey sub index returned 10.58% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight position in China benefited relative performance. The JPMorgan EMBIG China sub index returned 3.27% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight position in Malaysia benefited relative performance. The JPMorgan EMBIG Malaysia sub index returned 8.46% for the period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Venezuela detracted from relative performance. The JPMorgan EMBIG Venezuela sub index returned 40.07% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Argentina detracted from relative performance. The JPMorgan EMBIG Argentina sub index returned 58.14% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An underweight to Ukraine throughout much of the period, detracted from relative performance. The JPMorgan EMBIG Ukraine sub index returned 89.62% for the period, outperforming the overall market, represented by the JPMorgan EMBIG.

»

An underweight to Ecuador detracted from relative performance. The JPMorgan EMBIG Ecuador sub index returned 61.09% for the period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

4	PIMCO Variable Insurance Trust

Financial Highlights  Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.32	$13.67	$13.96	$13.59
Net investment income (a)	0.31	0.74	0.73	0.52
Net realized/unrealized gain (loss) on investments	1.25	(2.71)	0.05	0.58
Total income (loss) from investment operations	1.56	(1.97)	0.78	1.10
Dividends from net investment income	(0.35)	(0.81)	(0.79)	(0.54)
Distributions from net realized capital gains	0.00	(0.57)	(0.28)	(0.19)
Total distributions	(0.35)	(1.38)	(1.07)	(0.73)
Net asset value end of year or period	$11.53	$10.32	$13.67	$13.96
Total return	15.44%	(14.66)%	5.70%	8.30%
Net assets end of year or period (000s)	$5,001	$3,924	$1,824	$469
Ratio of expenses to average net assets	1.13%*	1.22%	1.10%	1.10%*
Ratio of expenses to average net assets excluding interest expense	1.10%*	1.10%	1.10%	1.10%*
Ratio of net investment income to average net assets	5.80%*	5.89%	5.28%	4.99%*
Portfolio turnover rate	117%	198%	145%	283%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$133,082
Investments in Affiliates, at value	3,126
Repurchase agreements, at value	1,955
Deposits with counterparty	139
Foreign currency, at value	303
Receivable for investments sold	2,549
Receivable for Portfolio shares sold	58
Interest and dividends receivable	2,111
Dividends receivable from Affiliates	2
Swap premiums paid	269
Unrealized appreciation on foreign currency contracts	175
Unrealized appreciation on swap agreements	529
144,298

Liabilities:
Payable for investments purchased	$2,982
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	83
Written options outstanding	84
Deposits from counterparty	280
Accrued investment advisory fee	53
Accrued supervisory and administrative fee	47
Accrued distribution fee	2
Accrued servicing fee	15
Variation margin payable	74
Swap premiums received	136
Unrealized depreciation on foreign currency contracts	203
Unrealized depreciation on swap agreements	626
Other liabilities	3
4,590

Net Assets	$139,708

Net Assets Consist of:
Paid in capital	$156,890
Undistributed net investment income	1,662
Accumulated undistributed net realized (loss)	(14,977)
Net unrealized (depreciation)	(3,867)
$139,708

Net Assets:
Administrative Class	$134,707
Advisor Class	5,001

Shares Issued and Outstanding:
Administrative Class	11,685
Advisor Class	434

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.53
Advisor Class	11.53

Cost of Investments Owned	$136,566
Cost of Investments in Affiliates Owned	$3,126
Cost of Repurchase Agreements Owned	$1,955
Cost of Foreign Currency Held	$301
Premiums Received on Written Options	$82

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$4,791
Dividends from Affiliate investments	14
Total Income	4,805

Expenses:
Investment advisory fees	310
Supervisory and administrative fees	276
Servicing fees – Administrative Class	100
Distribution and/or servicing fees – Advisor Class	5
Trustees’ fees	1
Interest expense	21
Total Expenses	713

Net Investment Income	4,092

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(11,605)
Net realized gain on Affiliate investments	12
Net realized gain on futures contracts, written options and swaps	1,915
Net realized (loss) on foreign currency transactions	(734)
Net change in unrealized appreciation on investments	22,571
Net change in unrealized appreciation on futures contracts, written options and swaps	2,800
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,058
Net Gain	16,017

Net Increase in Net Assets Resulting from Operations	$20,109

*Foreign tax withholdings	$7

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,092	$10,288
Net realized (loss)	(10,424)	(2,477)
Net realized gain on Affiliate investments	12	0
Net change in unrealized appreciation (depreciation)	26,429	(33,977)
Net increase (decrease) resulting from operations	20,109	(26,166)

Distributions to Shareholders:
From net investment income
Administrative Class	(4,522)	(11,075)
Advisor Class	(146)	(248)
From net realized capital gains
Administrative Class	0	(6,675)
Advisor Class	0	(201)

Total Distributions	(4,668)	(18,199)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	46,773	62,929
Advisor Class	1,424	4,527
Issued as reinvestment of distributions
Administrative Class	4,521	17,750
Advisor Class	146	449
Cost of shares redeemed
Administrative Class	(59,038)	(106,447)
Advisor Class	(984)	(1,739)
Net (decrease) resulting from Portfolio share transactions	(7,158)	(22,531)

Total Increase (Decrease) in Net Assets	8,283	(66,896)

Net Assets:
Beginning of period	131,425	198,321
End of period*	$139,708	$131,425

*Including undistributed net investment income of:	$1,662	$2,238

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 13.0%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$700	$691

Brazil Government International Bond
5.875% due 01/15/2019		1,100	1,115
6.000% due 01/17/2017		429	443
7.125% due 01/20/2037		100	109
8.000% due 01/15/2018		1,800	2,025
8.250% due 01/20/2034		2,590	3,089
8.750% due 02/04/2025		1,700	2,099
8.875% due 10/14/2019		4,800	5,904
8.875% due 04/15/2024		350	437
10.250% due 01/10/2028	BRL	850	429
12.500% due 01/05/2016		500	284

Petrobras International Finance Co.
7.875% due 03/15/2019		$680	745

Vale Overseas Ltd.
6.875% due 11/21/2036		760	725

Total Brazil (Cost $17,197)			18,095

CHILE 1.1%

CODELCO, Inc.
6.150% due 10/24/2036		$1,500	1,512

Total Chile (Cost $1,554)			1,512

CHINA 0.4%

Export-Import Bank of China
4.875% due 07/21/2015		$550	569

Total China (Cost $541)			569

COLOMBIA 6.5%

Colombia Government International Bond
7.375% due 01/27/2017		$2,800	3,028
7.375% due 09/18/2037		1,130	1,158
8.250% due 12/22/2014		2,825	3,277
10.375% due 01/28/2033		225	299
10.750% due 01/15/2013		400	486
11.750% due 02/25/2020		400	548
12.000% due 10/22/2015	COP	457,000	245

Total Colombia (Cost $8,705)			9,041

EGYPT 0.6%

Petroleum Export Ltd.
5.265% due 06/15/2011		$317	307

Petroleum Export Ltd. II
6.340% due 06/20/2011		510	467

Total Egypt (Cost $822)			774

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$700	504

El Salvador Government International Bond
8.500% due 07/25/2011		150	154

Total El Salvador (Cost $842)			658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.4%

Guatemala Government Bond
9.250% due 08/01/2013		$570	$626

Total Guatemala (Cost $570)			626

INDONESIA 3.4%

Indonesia Government International Bond
6.875% due 03/09/2017		$2,200	2,136
6.875% due 01/17/2018		1,100	1,050
7.750% due 01/17/2038		100	93
11.625% due 03/04/2019		500	634

Majapahit Holding BV
7.250% due 10/17/2011		253	251
7.250% due 06/28/2017		400	342
7.875% due 06/29/2037		400	302

Total Indonesia (Cost $5,033)			4,808

IRELAND 0.5%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$370	328
8.700% due 08/07/2018		400	395

Total Ireland (Cost $705)			723

KAZAKHSTAN 1.3%

Intergas Finance BV
6.375% due 05/14/2017		$300	229
6.875% due 11/04/2011		126	114

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,572	1,419

Total Kazakhstan (Cost $2,004)			1,762

MEXICO 12.0%

America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,385
5.750% due 01/15/2015		200	203
8.460% due 12/18/2036	MXN	5,400	305

C5 Capital SPV Ltd.
6.196% due 12/31/2049		100	53

C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,100	564

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$200	102

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	72

Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	629
9.500% due 12/18/2014		6,436	535

Mexico Government International Bond
6.750% due 09/27/2034		$3,534	3,582
7.500% due 04/08/2033		2,460	2,712

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	2,775
6.625% due 06/15/2035		250	227
6.625% due 06/15/2038		200	174

Petroleos Mexicanos
8.000% due 05/03/2019		3,200	3,488

Total Mexico (Cost $17,724)			16,806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.2%

Majapahit Holding BV
7.250% due 06/28/2017		$300	$256

Total Netherlands (Cost $274)			256

PANAMA 3.7%

Panama Government International Bond
7.125% due 01/29/2026		$2,165	2,251
8.875% due 09/30/2027		780	946
9.375% due 04/01/2029		1,553	1,957

Total Panama (Cost $5,205)			5,154

PERU 1.7%

Peru Government International Bond
7.350% due 07/21/2025		$500	537
8.375% due 05/03/2016		1,555	1,800

Total Peru (Cost $2,238)			2,337

PHILIPPINES 0.9%

Philippines Government International Bond
6.375% due 01/15/2032		$100	91
8.375% due 06/17/2019		500	577
8.875% due 03/17/2015		74	85
9.500% due 02/02/2030		400	490

Total Philippines (Cost $1,198)			1,243

QATAR 0.8%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	921

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	216

Total Qatar (Cost $1,173)			1,137

RUSSIA 18.9%

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	324
5.875% due 06/01/2015		200	240
6.212% due 11/22/2016		$200	168
7.288% due 08/16/2037		1,000	755
8.625% due 04/28/2034		1,760	1,731

Gazprom International S.A.
7.201% due 02/01/2020		638	611

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		3,100	3,178

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	164
7.175% due 05/16/2013		1,900	1,814
9.000% due 06/11/2014		100	101

Russia Government International Bond
7.500% due 03/31/2030		10,882	10,820

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	186
6.625% due 03/20/2017		1,700	1,352
7.500% due 07/18/2016		2,100	1,801

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	679
8.700% due 08/07/2018		1,200	1,157

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		$1,000	$975

VTB Capital S.A.
6.609% due 10/31/2012		300	283

Total Russia (Cost $28,279)			26,339

SOUTH AFRICA 2.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	569
5.875% due 05/30/2022		$1,430	1,315
6.500% due 06/02/2014		750	789
6.875% due 05/27/2019		400	413
7.375% due 04/25/2012		310	334

Total South Africa (Cost $3,393)			3,420

SOUTH KOREA 0.0%

Korea Development Bank
5.750% due 09/10/2013		$15	15

Total South Korea (Cost $15)			15

TRINIDAD AND TOBAGO 0.4%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	580

Total Trinidad And Tobago (Cost $697)			580

TUNISIA 1.1%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	719
7.375% due 04/25/2012		$800	860

Total Tunisia (Cost $1,448)			1,579

UNITED ARAB EMIRATES 0.7%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$900	933

Total United Arab Emirates (Cost $893)			933

UNITED KINGDOM 0.6%

Barclays Bank PLC
10.179% due 06/12/2021		$520	556

HBOS PLC
6.750% due 05/21/2018		400	302

Total United Kingdom (Cost $920)			858

UNITED STATES 21.4%

CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058		$900	257
8.625% due 05/22/2038	GBP	100	39

Citigroup Capital XXI
8.300% due 12/21/2077		$940	734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
8.400% due 04/29/2049 (a)	$600	$451

Goldman Sachs Group, Inc.
0.692% due 12/23/2009	1,300	1,298

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	249

		3,028

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.524% due 10/25/2046	148	48

American Home Mortgage Investment Trust
5.660% due 09/25/2045	35	21

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	200	142
5.935% due 02/10/2051	200	162

Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036	15	10

Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035	14	10
5.457% due 05/25/2047	83	49

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	100	79

Citigroup Mortgage Loan Trust, Inc.
5.994% due 09/25/2037	170	92

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	146

Countrywide Alternative Loan Trust
0.510% due 12/20/2046	205	83
0.525% due 07/20/2046	100	39
0.644% due 11/20/2035	39	18
2.340% due 12/25/2035	51	23

GSR Mortgage Loan Trust
5.176% due 01/25/2036	34	23

Indymac Index Mortgage Loan Trust
0.554% due 07/25/2035	9	4

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	200	154
5.794% due 02/12/2051	200	150
5.935% due 02/12/2049	100	76

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	168	122

Morgan Stanley Capital I
5.809% due 12/12/2049	200	153

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	19	15

Residential Accredit Loans, Inc.
0.514% due 12/25/2046	700	85

WaMu Mortgage Pass-Through Certificates
2.139% due 02/25/2047	107	43
5.394% due 02/25/2037	98	58

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036	36	24

		1,829

U.S. GOVERNMENT AGENCIES 17.9%

Fannie Mae
0.966% due 08/05/2010	103	103
5.000% due 07/01/2039	500	509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/01/2038	$1,913	$1,977
6.000% due 08/01/2037 - 01/01/2039	4,238	4,436
6.000% due 09/01/2037 (f)	2,860	2,993

Freddie Mac
0.926% due 05/04/2011	2,300	2,306
0.937% due 08/05/2011	12,300	12,305
5.700% due 03/01/2036	440	461

		25,090

Total United States (Cost $31,186)		29,947

URUGUAY 2.0%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	387
8.000% due 11/18/2022	2,122	2,228
9.250% due 05/17/2017	200	230

Total Uruguay (Cost $2,885)		2,845

VIRGIN ISLANDS (BRITISH) 0.5%

GTL Trade Finance, Inc.
7.250% due 10/20/2017	$700	665

Total Virgin Islands (British) (Cost $665)		665

SHORT-TERM INSTRUMENTS 3.9%

REPURCHASE AGREEMENTS 1.4%

Barclays Capital, Inc.
0.020% due 07/01/2009	$1,100	1,100
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $1,139. Repurchase proceeds are $1,100.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	855	855
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $875. Repurchase proceeds are $855.)

		1,955

U.S. TREASURY BILLS 0.3%
0.122% due 07/02/2009 - 07/16/2009 (b)(d)	400	400

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.2%
	312,312	3,126

Total Short-Term Instruments (Cost $5,481)		5,481

Total Investments 98.9% (Cost $141,647)		$138,163

Written Options (h) (0.1%) (Premiums $82)		(84)

Other Assets and Liabilities (Net) 1.2%		1,629

Net Assets 100.0%		$139,708

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $400 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $9,858 at a weighted average interest rate of 0.607%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $322 and cash of $139 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	395	$(263)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.885%	$ 250	$5	$0	$5
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%	500	(158)	0	(158)
Colombia Government International Bond	MSC	0.760%	03/20/2010	0.930%	250	0	0	0
Indonesia Government International Bond	BCLY	1.400%	12/20/2011	2.930%	500	(18)	0	(18)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	3.211%	1,000	(52)	0	(52)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	2.930%	100	(3)	0	(3)
Indonesia Government International Bond	CITI	2.280%	06/20/2013	3.049%	375	(10)	0	(10)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	3.211%	200	(11)	0	(11)
Indonesia Government International Bond	DUB	2.330%	06/20/2013	3.049%	375	(10)	0	(10)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	2.930%	1,400	(46)	0	(46)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	3.206%	200	(9)	0	(9)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	3.206%	1,000	(41)	0	(41)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	3.049%	1,000	(26)	0	(26)
Mexico Government International Bond	UBS	0.695%	01/20/2017	2.152%	300	(26)	0	(26)
Philippines Government International Bond	BCLY	1.770%	09/20/2012	1.962%	210	(1)	0	(1)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.962%	1,000	(1)	0	(1)
Philippines Government International Bond	CITI	2.240%	03/20/2013	2.020%	1,700	14	0	14
Philippines Government International Bond	CITI	2.340%	03/20/2013	2.020%	5,600	66	0	66
Philippines Government International Bond	CITI	2.380%	03/20/2013	2.020%	1,000	13	0	13
Philippines Government International Bond	CITI	1.770%	12/20/2017	2.289%	700	(24)	0	(24)
Philippines Government International Bond	CITI	2.730%	03/20/2018	2.297%	1,400	43	0	43
Philippines Government International Bond	CITI	2.770%	06/20/2018	2.304%	2,000	67	0	67
Philippines Government International Bond	DUB	2.340%	03/20/2013	2.020%	300	3	0	3
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.962%	40	0	0	0
Philippines Government International Bond	MSC	2.440%	09/20/2017	2.281%	800	9	0	9
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.962%	160	(1)	0	(1)
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	1.595%	500	5	0	5
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	1,000	11	0	11
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	4.405%	800	(37)	0	(37)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	4.427%	200	(14)	0	(14)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	4.427%	400	(27)	0	(27)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%	1,000	(51)	0	(51)

						$(330)	$0	$(330)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$1,264	$15	$0	$15
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	5	0	5
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	194	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	292	3	0	3
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	389	5	0	5
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	3,208	40	0	40

					$70	$0	$70

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$8	$13	$(5)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	66	53	13
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	54	48	6
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	34	32	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$7,100	14	(131)	145
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	2,900	8	15	(7)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		22,500	58	106	(48)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		3,000	9	(3)	12
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	45	0	45

							$296	$133	$163

(h)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	$3,000	$22	$17
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	15	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	45	52

							$82	$84

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$0	$0
Sales	118	15,900	271
Closing Buys	0	(2,400)	(11)
Expirations	(118)	(3,500)	(178)
Exercised	0	0	0

Balance at 06/30/2009	0	$10,000	$82

(i)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	3,212	09/2009	BCLY	$6	$0	$6
Buy		2,082	09/2009	CITI	5	0	5
Buy		9,563	09/2009	DUB	21	0	21
Buy		4,160	09/2009	HSBC	9	0	9
Buy		4,715	09/2009	JPM	13	0	13
Sell	EUR	1,474	07/2009	BCLY	0	(11)	(11)
Buy		553	07/2009	GSC	1	0	1
Buy	GBP	42	07/2009	CITI	4	0	4
Buy		42	08/2009	MSC	0	0	0
Sell	MXN	12,203	11/2009	CITI	0	(89)	(89)
Sell		199	11/2009	HSBC	0	0	0
Buy		879	11/2009	JPM	1	0	1
Buy	PHP	509	08/2009	CITI	0	0	0
Sell		509	08/2009	CITI	0	0	0
Sell	SGD	1,221	07/2009	BCLY	0	(28)	(28)
Buy		646	07/2009	CITI	6	0	6
Buy		575	07/2009	JPM	15	0	15
Buy	TRY	1,159	07/2009	HSBC	94	0	94
Sell		1,159	07/2009	JPM	0	(75)	(75)

					$175	$(203)	$(28)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$18,095	$0	$18,095
Colombia	0	9,041	0	9,041
Mexico	0	16,806	0	16,806
Russia	0	26,339	0	26,339
United States	0	29,947	0	29,947
Other Investments ++	3,126	33,787	1,022	37,935

Investments, at value	$3,126	$134,015	$1,022	$138,163

Financial Derivative Instruments +++	$(263)	$(209)	$0	$(472)

Total	$2,863	$133,806	$1,022	$137,691

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Other Investments ++	$472	$478	$1	$0	$71	$0	$1,022

Investments, at value	$472	$478	$1	$0	$71	$0	$1,022

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$472	$478	$1	$0	$71	$0	$1,022

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$175	$0	$0	$0	$175
Unrealized appreciation on swap agreements	223	0	306	0	0	529

	$223	$175	$306	$0	$0	$704

Liabilities:
Written options outstanding	$84	$0	$0	$0	$0	$84
Variation margin payable ^^	263	0	0	0	0	263
Unrealized depreciation on foreign currency contracts	0	203	0	0	0	203
Unrealized depreciation on swap agreements	60	0	566	0	0	626

	$407	$203	$566	$0	$0	$1,176

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,346	$0	$(1,433)	$0	$0	$1,913
Net realized (loss) on foreign currency transactions	0	(718)	0	0	0	(718)

	$3,346	$(718)	$(1,433)	$0	$0	$1,195

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,832)	$0	$4,632	$0	$0	$2,800
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,045	0	0	0	1,045

	$(1,832)	$1,045	$4,632	$0	$0	$3,845

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event

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Notes to Financial Statements (Cont.)

that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both

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(Unaudited) June 30, 2009

interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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Notes to Financial Statements (Cont.)

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the

Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Emerging Markets Bond Portfolio	$ 0	$ 61,514	$58,400	$0	$3,126	$14	$12

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$74,337	$81,246	$102,107	$120,724

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	4,391	$46,773	4,905	$62,929
Advisor Class	132	1,424	344	4,527
Issued as reinvestment of distributions
Administrative Class	420	4,521	1,571	17,750
Advisor Class	14	146	41	449
Cost of shares redeemed
Administrative Class	(5,481)	(59,038)	(8,494)	(106,447)
Advisor Class	(92)	(984)	(138)	(1,739)
Net (decrease) resulting from Portfolio share transactions	(616)	$(7,158)	(1,771)	$(22,531)

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	7	94	*
Advisor Class	3	98

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,930	$(6,414)	$(3,484)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	49.6%
France	15.1%
Netherlands	13.5%
Germany	10.9%
Short-Term Instruments	4.1%
Other	6.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (04/30/08)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	-1.10%	7.13%	3.99%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD±	-1.72%	4.76%	2.56%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$988.99	$1,020.33
Expenses Paid During Period†	$4.44	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from returns as yields widened during the period.

»	An overweight to U.S. duration detracted from returns as yields widened during the period.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	04/30/2008-12/31/2008

Administrative Class
Net asset value beginning of year or period	$10.53	$10.00
Net investment income (a)	0.07	0.05
Net realized/unrealized gain (loss) on investments	(0.19)	0.53
Total income (loss) from investment operations	(0.12)	0.58
Dividends from net investment income	(0.06)	(0.05)
Distributions from net realized capital gains	0.00	0.00
Total distributions	(0.06)	(0.05)
Net asset value end of year or period	$10.35	$10.53
Total return	(1.10)%	5.84%
Net assets end of year or period (000s)	$5,535	$5,182
Ratio of expenses to average net assets	0.90%*	0.79	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.79	%*(b)(c)
Ratio of net investment income to average net assets	1.32%*	0.71	%*
Portfolio turnover rate	270%	891%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.84%.
(c)	If the investment manager had not waived Administrative fees, the ratio of expenses to average net assets would have been 0.90%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$9,050
Investments in Affiliates, at value	111
Repurchase agreements, at value	223
Deposits with counterparty	72
Foreign currency, at value	80
Receivable for investments sold	1,346
Receivable for Portfolio shares sold	121
Interest and dividends receivable	133
Swap premiums paid	25
Unrealized appreciation on foreign currency contracts	49
Unrealized appreciation on swap agreements	3
11,213

Liabilities:
Payable for investments purchased	$1,033
Payable for Portfolio shares redeemed	4
Payable for short sales	1,136
Written options outstanding	2
Accrued investment advisory fee	2
Accrued supervisory and administrative fee	3
Accrued distribution fee	1
Accrued servicing fee	3
Variation margin payable	1
Unrealized depreciation on foreign currency contracts	28
Unrealized depreciation on swap agreements	31
2,244

Net Assets	$8,969

Net Assets Consist of:
Paid in capital	$8,726
(Overdistributed) net investment income	(205)
Accumulated undistributed net realized gain	303
Net unrealized appreciation	145
$8,969

Net Assets:
Administrative Class	$5,535
Advisor Class	3,434

Shares Issued and Outstanding:
Administrative Class	535
Advisor Class	332

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.35
Advisor Class	10.35

Cost of Investments Owned	$8,919
Cost of Investments in Affiliates Owned	$111
Cost of Repurchase Agreements Owned	$223
Cost of Foreign Currency Held	$79
Proceeds Received on Short Sales	$1,136
Premiums Received on Written Options	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$56
Dividends from Affiliate investments	1
Total Income	57

Expenses:
Investment advisory fees	6
Supervisory and administrative fees	12
Servicing fees – Administrative Class	4
Distribution and/or servicing fees – Advisor Class	1
Total Expenses	23

Net Investment Income	34

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	17
Net realized gain on futures contracts, written options and swaps	72
Net realized gain on foreign currency transactions	118
Net change in unrealized appreciation on investments	52
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(60)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(116)
Net Gain	83

Net Increase in Net Assets Resulting from Operations	$117

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Period from April 30, 2008 to December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$34	$14
Net realized gain (loss)	207	(105)
Net change in unrealized appreciation (depreciation)	(124)	269
Net increase resulting from operations	117	178

Distributions to Shareholders:
From net investment income
Administrative Class	(28)	(15)
Avisor Class	(9)	0

Total Distributions	(37)	(15)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	2,597	5,014
Advisor Class	3,359	0
Issued as reinvestment of distributions
Administrative Class	28	15
Advisor Class	10	0
Cost of shares redeemed
Administrative Class	(2,250)	(10)
Advisor Class	(37)	0
Net increase resulting from Portfolio share transactions	3,707	5,019

Total Increase in Net Assets	3,787	5,182

Net Assets:
Beginning of period	5,182	0
End of period*	$8,969	$5,182

*Including (overdistributed) net investment income of:	$(205)	$(202)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (Unhedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.1%

Suncorp-Metway Ltd.
0.989% due 12/17/2010		$100	$100

Total Australia (Cost $100)			100

CANADA 3.2%

Canada Housing Trust No. 1
0.810% due 09/15/2014	CAD	100	86
4.600% due 09/15/2011		100	91

Column Canada Issuer Corp.
5.147% due 05/12/2034		12	10

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		24	21

Province of Ontario Canada
6.500% due 03/08/2029		80	82

Total Canada (Cost $294)			290

FRANCE 15.8%

France Government Bond
4.000% due 10/25/2014	EUR	200	296
4.000% due 04/25/2018		100	145
4.250% due 04/25/2019		210	307

France Treasury Notes
2.500% due 01/12/2014		200	279
3.750% due 01/12/2012		100	147

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		100	142
3.375% due 05/05/2014		$100	100

Total France (Cost $1,380)			1,416

GERMANY 11.4%

Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017	EUR	160	232

Republic of Germany
4.000% due 01/04/2037		250	338
4.250% due 07/04/2014		200	303
4.750% due 07/04/2034		100	149

Total Germany (Cost $986)			1,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 14.2%

Netherlands Government Bond
3.750% due 07/15/2014	EUR	200	$293
5.000% due 07/15/2011		500	750
5.000% due 07/15/2012		150	228

Total Netherlands (Cost $1,216)			1,271

SUPRANATIONAL 2.4%

European Investment Bank
3.500% due 04/15/2016	EUR	100	140
5.375% due 05/20/2014	AUD	100	78

Total Supranational (Cost $209)			218

UNITED KINGDOM 0.4%

United Kingdom Gilt
4.250% due 03/07/2036	GBP	20	32

Total United Kingdom (Cost $31)			32

UNITED STATES 51.8%

CORPORATE BONDS & NOTES 2.6%

American International Group, Inc.
5.750% due 03/15/2067	GBP	100	34

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	136

WM Covered Bond Program
4.375% due 05/19/2014		50	66

			236

U.S. GOVERNMENT AGENCIES 49.2%

Fannie Mae
5.000% due 02/13/2017		$250	273
5.500% due 05/25/2027 - 10/01/2038		1,775	1,833

Federal Home Loan Bank
1.064% due 10/13/2009		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.702% due 03/09/2011	$200	$201
1.211% due 04/07/2011	150	150
1.268% due 04/01/2011	200	201
5.125% due 11/17/2017	250	275

Ginnie Mae
5.500% due 07/01/2039	1,000	1,032
6.000% due 09/15/2038 - 09/20/2038	337	351

		4,416

Total United States (Cost $4,654)		4,652

SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$223	223

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $230. Repurchase proceeds are $223.)

U.S. TREASURY BILLS 0.6%
0.200% due 09/03/2009 (b)	49	49

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 1.2%
	11,079	111

Total Short-Term Instruments (Cost $383)		383

PURCHASED OPTIONS (d) 0.0%
(Cost $0)		0

Total Investments 104.6% (Cost $9,253)		$9,384

Written Options (e) (0.0%) (Premiums $2)		(2)

Other Assets and Liabilities (Net) (4.6%)		(413)

Net Assets 100.0%		$8,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $49 and cash of $72 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	2	$(1)
90-Day Euribor September Futures	Long	09/2010	6	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	1	0

				$2

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

(c)	Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	JPM	AUD	300	$0	$1	$(1)
Pay	6-Month GBP-LIBOR	3.000%	09/15/2011	MSC	GBP	2,200	(14)	3	(17)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		300	(7)	5	(12)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	DUB	JPY	410,000	16	14	2
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		70,000	1	0	1
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		130,000	1	2	(1)

							$(3)	$25	$(28)

(d)	Purchased options outstanding on June 30, 2009:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.180	07/20/2009	EUR	1,400	$0	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 08/01/2039	$95.000	08/06/2009	$800	$0	$0

(e)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	$600	$1	$2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	400	1	0

							$2	$2

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	8	$0	$3
Sales	6	2,100	9
Closing Buys	(2)	(1,100)	(6)
Expirations	(12)	0	(4)
Exercised	0	0	0

Balance at 06/30/2009	0	$1,000	$2

(f)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$1,000	$1,033	$1,032
Ginnie Mae	6.000%	07/01/2039	100	103	104

				$1,136	$1,136

(g)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	50	07/2009	$1	$0	$1
Sell		GSC	86	07/2009	0	0	0
Buy	BRL	GSC	21	08/2009	1	0	1
Buy		JPM	20	08/2009	0	0	0
Sell	CAD	JPM	24	08/2009	1	0	1
Buy		MSC	15	08/2009	0	(1)	(1)
Sell		RBS	91	08/2009	1	0	1
Buy	CNY	BCLY	19	07/2009	0	0	0

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	BCLY	33	07/2009	$0	$(1)	$(1)
Buy		DUB	45	07/2009	0	0	0
Buy		HSBC	13	07/2009	0	0	0
Buy		JPM	26	07/2009	0	0	0
Sell		JPM	70	07/2009	0	(1)	(1)
Buy		BCLY	25	05/2010	0	0	0
Sell		BCLY	49	05/2010	0	0	0
Buy		MLP	25	05/2010	0	0	0
Buy	DKK	RBS	294	07/2009	0	(1)	(1)
Buy		RBS	294	10/2009	0	0	0
Buy	EUR	BCLY	235	07/2009	2	0	2
Sell		BCLY	149	07/2009	1	(1)	0
Buy		BOA	87	07/2009	1	0	1
Buy		CITI	56	07/2009	0	0	0
Sell		DUB	6	07/2009	0	0	0
Buy		GSC	13	07/2009	0	0	0
Sell		GSC	107	07/2009	0	0	0
Buy		HSBC	12	07/2009	0	0	0
Buy		JPM	22	07/2009	0	0	0
Sell		RBC	119	07/2009	0	(2)	(2)
Sell		RBS	100	07/2009	0	(2)	(2)
Buy	GBP	BOA	9	07/2009	0	0	0
Buy		CITI	364	07/2009	35	0	35
Sell		CITI	4	07/2009	0	0	0
Buy		JPM	3	07/2009	0	0	0
Buy		MSC	7	07/2009	0	0	0
Buy		RBS	9	07/2009	0	0	0
Buy		UBS	4	07/2009	0	0	0
Buy		GSC	12	08/2009	0	0	0
Buy		HSBC	11	08/2009	0	0	0
Buy		JPM	392	08/2009	0	(3)	(3)
Buy	JPY	BCLY	1,292	07/2009	0	0	0
Sell		BCLY	5,241	07/2009	0	(1)	(1)
Buy		BNP	315,656	07/2009	4	0	4
Sell		BNP	2,361	07/2009	0	(1)	(1)
Buy		BOA	12,258	07/2009	1	0	1
Buy		CITI	7,251	07/2009	0	(1)	(1)
Buy		DUB	334,535	07/2009	0	(11)	(11)
Buy		GSC	4,087	07/2009	1	0	1
Buy		MSC	1,134	07/2009	0	0	0
Buy		UBS	1,981	07/2009	0	0	0
Sell		UBS	1,522	07/2009	0	0	0
Buy		HSBC	1,559	08/2009	0	0	0
Buy		MSC	1,526	08/2009	0	0	0
Buy	MYR	BCLY	10	08/2009	0	0	0
Sell		BCLY	4	08/2009	0	0	0
Sell		HSBC	7	08/2009	0	0	0
Sell	PHP	CITI	0	08/2009	0	0	0
Buy	SEK	RBS	344	07/2009	0	(2)	(2)
Buy		RBS	344	10/2009	0	0	0
Buy	SGD	CITI	1	07/2009	0	0	0

					$49	$(28)	$21

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$1,416	$0	$1,416
Germany	0	1,022	0	1,022
Netherlands	0	1,271	0	1,271
United States	0	4,652	0	4,652
Other Investments ++	111	912	0	1,023

Investments, at value	$111	$9,273	$0	$9,384

Short Sales, at value	$0	$(1,136)	$0	$(1,136)

Financial Derivative Instruments +++	$2	$(9)	$0	$(7)

Total	$113	$8,128	$0	$8,241

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$3	$0	$0	$0	$0	$3
Unrealized appreciation on foreign currency contracts	0	49	0	0	0	49
Unrealized appreciation on swap agreements	3	0	0	0	0	3

	$6	$49	$0	$0	$0	$55

Liabilities:
Written options outstanding	$2	$0	$0	$0	$0	$2
Variation margin payable ^^	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	28	0	0	0	28
Unrealized depreciation on swap agreements	31	0	0	0	0	31

	$34	$28	$0	$0	$0	$62

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(1)	$0	$0	$0	$0	$(1)
Net realized gain on futures contracts, written options and swaps	70	0	0	0	0	70
Net realized gain on foreign currency transactions	0	67	0	0	0	67

	$69	$67	$0	$0	$0	$136

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(60)	$0	$0	$0	$0	$(60)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(153)	0	0	0	(153)

	$(60)	$(153)	$0	$0	$0	$(213)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2009, the recoverable amount to the Administrator was $18,407.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$706	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Foreign Bond Portfolio (Unhedged)	$ 0	$ 4,701	$4,590	$0	$111	$1	$0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,611	$3,275	$11,794	$7,995

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Period from 04/30/2008 to 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	259	$2,597	492	$5,014
Advisor Class	335	3,359	0	0
Issued as reinvestment of distributions
Administrative Class	3	28	1	15
Advisor Class	1	10	0	0
Cost of shares redeemed
Administrative Class	(219)	(2,250)	(1)	(10)
Advisor Class	(4)	(37)	0	0
Net increase resulting from Portfolio share transactions	375	$3,707	492	$5,019

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	93	*
Advisor Class	1	99

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$158	$(27)	$131

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	21

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio

(Unhedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 31, 2009 (the date the Class commenced operations) to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Foreign Bond Portfolio (Unhedged)

Allocation Breakdown‡

United States	49.6%
France	15.1%
Netherlands	13.5%
Germany	10.9%
Short-Term Instruments	4.1%
Other	6.8%
‡	% of Total Investments as of 06/30/09

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2009
Since Inception (03/31/09)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	4.00%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD±	5.23%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance++
		(5% return before expenses)
Beginning Account Value (03/31/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,040.04	$1,019.84
Expenses Paid During Periodà	$2.54	$5.01

++ Hypothetical Performance reflects a beginning account value as of 01/01/09.

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since the Class commenced operations on 03/31/09). The Portfolio’s Advisor Class hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from returns as yields widened during the period.

»	An overweight to U.S. duration detracted from returns as yields widened during the period.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Period Ended:	03/31/2009-06/30/2009+

Advisor Class
Net asset value beginning of period	$10.01
Net investment income (a)	0.04
Net realized/unrealized gain on investments	0.36
Total income from investment operations	0.40
Dividends from net investment income	(0.06)
Total distributions	(0.06)
Net asset value end of period	$10.35
Total return	4.00%
Net assets end of period (000s)	$3,434
Ratio of expenses to average net assets	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*
Ratio of net investment income to average net assets	1.61%*
Portfolio turnover rate	270%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$9,050
Investments in Affiliates, at value	111
Repurchase agreements, at value	223
Deposits with counterparty	72
Foreign currency, at value	80
Receivable for investments sold	1,346
Receivable for Portfolio shares sold	121
Interest and dividends receivable	133
Swap premiums paid	25
Unrealized appreciation on foreign currency contracts	49
Unrealized appreciation on swap agreements	3
11,213

Liabilities:
Payable for investments purchased	$1,033
Payable for Portfolio shares redeemed	4
Payable for short sales	1,136
Written options outstanding	2
Accrued investment advisory fee	2
Accrued supervisory and administrative fee	3
Accrued distribution fee	1
Accrued servicing fee	3
Variation margin payable	1
Unrealized depreciation on foreign currency contracts	28
Unrealized depreciation on swap agreements	31
2,244

Net Assets	$8,969

Net Assets Consist of:
Paid in capital	$8,726
(Overdistributed) net investment income	(205)
Accumulated undistributed net realized gain	303
Net unrealized appreciation	145
$8,969

Net Assets:
Administrative Class	$5,535
Advisor Class	3,434

Shares Issued and Outstanding:
Administrative Class	535
Advisor Class	332

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.35
Advisor Class	10.35

Cost of Investments Owned	$8,919
Cost of Investments in Affiliates Owned	$111
Cost of Repurchase Agreements Owned	$223
Cost of Foreign Currency Held	$79
Proceeds Received on Short Sales	$1,136
Premiums Received on Written Options	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$56
Dividends from Affiliate investments	1
Total Income	57

Expenses:
Investment advisory fees	6
Supervisory and administrative fees	12
Servicing fees – Administrative Class	4
Distribution and/or servicing fees – Advisor Class	1
Total Expenses	23

Net Investment Income	34

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	17
Net realized gain on futures contracts, written options and swaps	72
Net realized gain on foreign currency transactions	118
Net change in unrealized appreciation on investments	52
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(60)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(116)
Net Gain	83

Net Increase in Net Assets Resulting from Operations	$117

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Period from April 30, 2008 to December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$34	$14
Net realized gain (loss)	207	(105)
Net change in unrealized appreciation (depreciation)	(124)	269
Net increase resulting from operations	117	178

Distributions to Shareholders:
From net investment income
Administrative Class	(28)	(15)
Avisor Class	(9)	0

Total Distributions	(37)	(15)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	2,597	5,014
Advisor Class	3,359	0
Issued as reinvestment of distributions
Administrative Class	28	15
Advisor Class	10	0
Cost of shares redeemed
Administrative Class	(2,250)	(10)
Advisor Class	(37)	0
Net increase resulting from Portfolio share transactions	3,707	5,019

Total Increase in Net Assets	3,787	5,182

Net Assets:
Beginning of period	5,182	0
End of period*	$8,969	$5,182

*Including (overdistributed) net investment income of:	$(205)	$(202)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (Unhedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.1%

Suncorp-Metway Ltd.
0.989% due 12/17/2010		$100	$100

Total Australia (Cost $100)			100

CANADA 3.2%

Canada Housing Trust No. 1
0.810% due 09/15/2014	CAD	100	86
4.600% due 09/15/2011		100	91

Column Canada Issuer Corp.
5.147% due 05/12/2034		12	10

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		24	21

Province of Ontario Canada
6.500% due 03/08/2029		80	82

Total Canada (Cost $294)			290

FRANCE 15.8%

France Government Bond
4.000% due 10/25/2014	EUR	200	296
4.000% due 04/25/2018		100	145
4.250% due 04/25/2019		210	307

France Treasury Notes
2.500% due 01/12/2014		200	279
3.750% due 01/12/2012		100	147

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		100	142
3.375% due 05/05/2014		$100	100

Total France (Cost $1,380)			1,416

GERMANY 11.4%

Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017	EUR	160	232

Republic of Germany
4.000% due 01/04/2037		250	338
4.250% due 07/04/2014		200	303
4.750% due 07/04/2034		100	149

Total Germany (Cost $986)			1,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 14.2%

Netherlands Government Bond
3.750% due 07/15/2014	EUR	200	$293
5.000% due 07/15/2011		500	750
5.000% due 07/15/2012		150	228

Total Netherlands (Cost $1,216)			1,271

SUPRANATIONAL 2.4%

European Investment Bank
3.500% due 04/15/2016	EUR	100	140
5.375% due 05/20/2014	AUD	100	78

Total Supranational (Cost $209)			218

UNITED KINGDOM 0.4%

United Kingdom Gilt
4.250% due 03/07/2036	GBP	20	32

Total United Kingdom (Cost $31)			32

UNITED STATES 51.8%

CORPORATE BONDS & NOTES 2.6%

American International Group, Inc.
5.750% due 03/15/2067	GBP	100	34

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	136

WM Covered Bond Program
4.375% due 05/19/2014		50	66

			236

U.S. GOVERNMENT AGENCIES 49.2%

Fannie Mae
5.000% due 02/13/2017		$250	273
5.500% due 05/25/2027 - 10/01/2038		1,775	1,833

Federal Home Loan Bank
1.064% due 10/13/2009		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.702% due 03/09/2011	$200	$201
1.211% due 04/07/2011	150	150
1.268% due 04/01/2011	200	201
5.125% due 11/17/2017	250	275

Ginnie Mae
5.500% due 07/01/2039	1,000	1,032
6.000% due 09/15/2038 - 09/20/2038	337	351

		4,416

Total United States (Cost $4,654)		4,652

SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$223	223

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $230. Repurchase proceeds are $223.)

U.S. TREASURY BILLS 0.6%
0.200% due 09/03/2009 (b)	49	49

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 1.2%
	11,079	111

Total Short-Term Instruments (Cost $383)		383

PURCHASED OPTIONS (d) 0.0%
(Cost $0)		0

Total Investments 104.6% (Cost $9,253)		$9,384

Written Options (e) (0.0%) (Premiums $2)		(2)

Other Assets and Liabilities (Net) (4.6%)		(413)

Net Assets 100.0%		$8,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $49 and cash of $72 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	2	$(1)
90-Day Euribor September Futures	Long	09/2010	6	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	1	0

				$2

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

(c)	Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	JPM	AUD	300	$0	$1	$(1)
Pay	6-Month GBP-LIBOR	3.000%	09/15/2011	MSC	GBP	2,200	(14)	3	(17)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		300	(7)	5	(12)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	DUB	JPY	410,000	16	14	2
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		70,000	1	0	1
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		130,000	1	2	(1)

							$(3)	$25	$(28)

(d)	Purchased options outstanding on June 30, 2009:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.180	07/20/2009	EUR	1,400	$0	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 08/01/2039	$95.000	08/06/2009	$800	$0	$0

(e)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	$600	$1	$2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	400	1	0

							$2	$2

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	8	$0	$3
Sales	6	2,100	9
Closing Buys	(2)	(1,100)	(6)
Expirations	(12)	0	(4)
Exercised	0	0	0

Balance at 06/30/2009	0	$1,000	$2

(f)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$1,000	$1,033	$1,032
Ginnie Mae	6.000%	07/01/2039	100	103	104

				$1,136	$1,136

(g)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	50	07/2009	$1	$0	$1
Sell		GSC	86	07/2009	0	0	0
Buy	BRL	GSC	21	08/2009	1	0	1
Buy		JPM	20	08/2009	0	0	0
Sell	CAD	JPM	24	08/2009	1	0	1
Buy		MSC	15	08/2009	0	(1)	(1)
Sell		RBS	91	08/2009	1	0	1
Buy	CNY	BCLY	19	07/2009	0	0	0

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	BCLY	33	07/2009	$0	$(1)	$(1)
Buy		DUB	45	07/2009	0	0	0
Buy		HSBC	13	07/2009	0	0	0
Buy		JPM	26	07/2009	0	0	0
Sell		JPM	70	07/2009	0	(1)	(1)
Buy		BCLY	25	05/2010	0	0	0
Sell		BCLY	49	05/2010	0	0	0
Buy		MLP	25	05/2010	0	0	0
Buy	DKK	RBS	294	07/2009	0	(1)	(1)
Buy		RBS	294	10/2009	0	0	0
Buy	EUR	BCLY	235	07/2009	2	0	2
Sell		BCLY	149	07/2009	1	(1)	0
Buy		BOA	87	07/2009	1	0	1
Buy		CITI	56	07/2009	0	0	0
Sell		DUB	6	07/2009	0	0	0
Buy		GSC	13	07/2009	0	0	0
Sell		GSC	107	07/2009	0	0	0
Buy		HSBC	12	07/2009	0	0	0
Buy		JPM	22	07/2009	0	0	0
Sell		RBC	119	07/2009	0	(2)	(2)
Sell		RBS	100	07/2009	0	(2)	(2)
Buy	GBP	BOA	9	07/2009	0	0	0
Buy		CITI	364	07/2009	35	0	35
Sell		CITI	4	07/2009	0	0	0
Buy		JPM	3	07/2009	0	0	0
Buy		MSC	7	07/2009	0	0	0
Buy		RBS	9	07/2009	0	0	0
Buy		UBS	4	07/2009	0	0	0
Buy		GSC	12	08/2009	0	0	0
Buy		HSBC	11	08/2009	0	0	0
Buy		JPM	392	08/2009	0	(3)	(3)
Buy	JPY	BCLY	1,292	07/2009	0	0	0
Sell		BCLY	5,241	07/2009	0	(1)	(1)
Buy		BNP	315,656	07/2009	4	0	4
Sell		BNP	2,361	07/2009	0	(1)	(1)
Buy		BOA	12,258	07/2009	1	0	1
Buy		CITI	7,251	07/2009	0	(1)	(1)
Buy		DUB	334,535	07/2009	0	(11)	(11)
Buy		GSC	4,087	07/2009	1	0	1
Buy		MSC	1,134	07/2009	0	0	0
Buy		UBS	1,981	07/2009	0	0	0
Sell		UBS	1,522	07/2009	0	0	0
Buy		HSBC	1,559	08/2009	0	0	0
Buy		MSC	1,526	08/2009	0	0	0
Buy	MYR	BCLY	10	08/2009	0	0	0
Sell		BCLY	4	08/2009	0	0	0
Sell		HSBC	7	08/2009	0	0	0
Sell	PHP	CITI	0	08/2009	0	0	0
Buy	SEK	RBS	344	07/2009	0	(2)	(2)
Buy		RBS	344	10/2009	0	0	0
Buy	SGD	CITI	1	07/2009	0	0	0

					$49	$(28)	$21

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$1,416	$0	$1,416
Germany	0	1,022	0	1,022
Netherlands	0	1,271	0	1,271
United States	0	4,652	0	4,652
Other Investments ++	111	912	0	1,023

Investments, at value	$111	$9,273	$0	$9,384

Short Sales, at value	$0	$(1,136)	$0	$(1,136)

Financial Derivative Instruments +++	$2	$(9)	$0	$(7)

Total	$113	$8,128	$0	$8,241

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$3	$0	$0	$0	$0	$3
Unrealized appreciation on foreign currency contracts	0	49	0	0	0	49
Unrealized appreciation on swap agreements	3	0	0	0	0	3

	$6	$49	$0	$0	$0	$55

Liabilities:
Written options outstanding	$2	$0	$0	$0	$0	$2
Variation margin payable ^^	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	28	0	0	0	28
Unrealized depreciation on swap agreements	31	0	0	0	0	31

	$34	$28	$0	$0	$0	$62

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(1)	$0	$0	$0	$0	$(1)
Net realized gain on futures contracts, written options and swaps	70	0	0	0	0	70
Net realized gain on foreign currency transactions	0	67	0	0	0	67

	$69	$67	$0	$0	$0	$136

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(60)	$0	$0	$0	$0	$(60)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(153)	0	0	0	(153)

	$(60)	$(153)	$0	$0	$0	$(213)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2009, the recoverable amount to the Administrator was $18,407.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$706	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Foreign Bond Portfolio (Unhedged)	$ 0	$ 4,701	$4,590	$0	$111	$1	$0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,611	$3,275	$11,794	$7,995

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Period from 04/30/2008 to 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	259	$2,597	492	$5,014
Advisor Class	335	3,359	0	0
Issued as reinvestment of distributions
Administrative Class	3	28	1	15
Advisor Class	1	10	0	0
Cost of shares redeemed
Administrative Class	(219)	(2,250)	(1)	(10)
Advisor Class	(4)	(37)	0	0
Net increase resulting from Portfolio share transactions	375	$3,707	492	$5,019

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	93	*
Advisor Class	1	99

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$158	$(27)	$131

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	21

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio

(U.S. Dollar-Hedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	47.4%
Japan	11.8%
France	9.8%
Germany	9.2%
Short-Term Instruments	4.7%
Other	17.1%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Since Inception (02/16/99)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	6.81%	4.86%	3.97%	4.77%	4.43%
JPMorgan GBI Global ex-U.S. Index Hedged in USD±	0.07%	8.31%	5.27%	5.29%	5.16%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,068.07	$1,020.33
Expenses Paid During Period†	$4.61	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds benefited performance as spreads on these bonds narrowed.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and asset-backed securities benefited performance as prices on these securities increased during the period.

»	A position in Japanese inflation-linked bonds (“ILBs”), especially in March, benefited returns as Japanese ILBs outperformed nominal Japanese government bonds.

»	Exposure to U.S. long-dated payer swaps detracted from performance as yields narrowed during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$9.58	$10.12	$10.10	$10.34	$10.15	$10.03
Net investment income (a)	0.19	0.35	0.35	0.36	0.28	0.23
Net realized/unrealized gain (loss) on investments	0.46	(0.59)	0.01	(0.14)	0.24	0.33
Total income (loss) from investment operations	0.65	(0.24)	0.36	0.22	0.52	0.56
Dividends from net investment income	(0.18)	(0.30)	(0.34)	(0.33)	(0.25)	(0.21)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.13)	(0.08)	(0.23)
Total distributions	(0.18)	(0.30)	(0.34)	(0.46)	(0.33)	(0.44)
Net asset value end of year or period	$10.05	$9.58	$10.12	$10.10	$10.34	$10.15
Total return	6.81%	(2.40)%	3.62%	2.19%	5.15%	5.56%
Net assets end of year or period (000s)	$69,075	$76,215	$68,312	$61,193	$49,640	$38,141
Ratio of expenses to average net assets	0.90%*	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.99%*	3.56%	3.49%	3.55%	2.70%	2.26%
Portfolio turnover rate	275%	655%	621%	281%	453%	515%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$77,981
Investments in Affiliates, at value	3,663
Cash	512
Foreign currency, at value	724
Receivable for investments sold	471
Receivable for investments sold on a delayed-delivery basis	441
Receivable for Portfolio shares sold	424
Interest and dividends receivable	900
Swap premiums paid	234
Unrealized appreciation on foreign currency contracts	229
Unrealized appreciation on swap agreements	506
86,085

Liabilities:
Payable for reverse repurchase agreements	$3,692
Payable for investments purchased	1,003
Payable for investments purchased on a delayed-delivery basis	10,243
Payable for Portfolio shares redeemed	14
Written options outstanding	90
Deposits from counterparty	750
Accrued investment advisory fee	13
Accrued supervisory and administrative fee	26
Accrued servicing fee	10
Variation margin payable	20
Swap premiums received	170
Unrealized depreciation on foreign currency contracts	536
Unrealized depreciation on swap agreements	426
Other liabilities	2
16,995

Net Assets	$69,090

Net Assets Consist of:
Paid in capital	$71,112
Undistributed net investment income	2,753
Accumulated undistributed net realized (loss)	(1,056)
Net unrealized (depreciation)	(3,719)
$69,090

Net Assets:
Institutional Class	$15
Administrative Class	69,075

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,873

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.05
Administrative Class	10.05

Cost of Investments Owned	$81,508
Cost of Investments in Affiliates Owned	$3,663
Cost of Foreign Currency Held	$725
Premiums Received on Written Options	$93

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$1,646
Dividends	3
Dividends from Affiliate investments	2
Total Income	1,651

Expenses:
Investment advisory fees	84
Supervisory and administrative fees	168
Servicing fees – Administrative Class	50
Interest expense	2
Total Expenses	304

Net Investment Income	1,347

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,757
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,480
Net realized (loss) on foreign currency transactions	(3,029)
Net change in unrealized (depreciation) on investments	(1,050)
Net change in unrealized appreciation on futures contracts, written options and swaps	697
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,054
Net Gain	2,910

Net Increase in Net Assets Resulting from Operations	$4,257

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,347	$2,965
Net realized gain	208	3,028
Net realized gain on Affiliate investments	1	0
Net change in unrealized appreciation (depreciation)	2,701	(8,742)
Net increase (decrease) resulting from operations	4,257	(2,749)

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,217)	(2,508)

Total Distributions	(1,217)	(2,509)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	8,915	47,330
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,217	2,508
Cost of shares redeemed
Administrative Class	(20,311)	(36,679)
Net increase (decrease) resulting from Portfolio share transactions	(10,179)	13,160

Total Increase (Decrease) in Net Assets	(7,139)	7,902

Net Assets:
Beginning of period	76,229	68,327
End of period*	$69,090	$76,229

*Including undistributed net investment income of:	$2,753	$2,623

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.7%

Commonwealth Bank of Australia
1.108% due 06/25/2014		$300	$299
4.500% due 02/20/2014	AUD	500	381

ING Bank Australia Ltd.
3.884% due 06/24/2014		800	641

Medallion Trust
0.791% due 05/25/2035		$149	134

Puma Finance Ltd.
3.290% due 08/22/2037	AUD	192	144

Torrens Trust
3.527% due 10/19/2038		337	242

Total Australia (Cost $1,905)			1,841

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.248% due 07/07/2010		$300	279

Total Bermuda (Cost $280)			279

CANADA 2.7%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	427

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	289

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	86

Golden Credit Card Trust
5.106% due 04/15/2011		500	450

Province of Ontario Canada
4.600% due 06/02/2039		300	251
5.850% due 03/08/2033		300	289
6.200% due 06/02/2031		100	100

Total Canada (Cost $1,957)			1,892

CAYMAN ISLANDS 0.7%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	195

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	175

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	81

Total Cayman Islands (Cost $511)			451

DENMARK 0.0%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	44	9

Total Denmark (Cost $5)			9

FRANCE 11.6%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	293

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049		100	77

Credit Agricole S.A.
6.637% due 05/29/2049		$100	59

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local
1.262% due 09/23/2011		$300	$299

France Government Bond
4.000% due 10/25/2014	EUR	1,200	1,778
4.000% due 10/25/2038		100	132
4.750% due 04/25/2035		600	889
5.750% due 10/25/2032		1,550	2,603

France Treasury Notes
2.500% due 01/12/2014		800	1,117

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		200	280
3.375% due 05/05/2014		$300	301

Vivendi
5.750% due 04/04/2013		200	202

Total France (Cost $7,952)			8,030

GERMANY 10.8%

Driver One GmbH
0.916% due 10/21/2015	EUR	200	267

Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	115
4.250% due 07/04/2014	EUR	200	297

Republic of Germany
3.750% due 01/04/2015		400	591
4.000% due 01/04/2037		450	608
4.250% due 07/04/2014		1,800	2,724
4.250% due 07/04/2018		1,800	2,717
4.750% due 07/04/2034		100	149

Total Germany (Cost $7,291)			7,468

IRELAND 0.1%

Immeo Residential Finance PLC
1.437% due 12/15/2016	EUR	95	86

Total Ireland (Cost $141)			86

ITALY 0.5%

AUTO Asset-Backed Securities
1.546% due 10/25/2020	EUR	200	255

Vela Home SRL
1.685% due 10/24/2027		43	60

Total Italy (Cost $355)			315

JAPAN 14.0%

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	40,320	369
1.200% due 12/10/2017		240,960	2,180
1.400% due 06/10/2018		79,920	725

Japan Government International Bond
1.500% due 12/20/2017		420,000	4,482
1.800% due 06/20/2017		10,000	109
2.500% due 09/20/2035		20,000	221
2.500% due 06/20/2036		90,000	994
2.500% due 09/20/2037		40,000	443

JLOC Ltd.
0.796% due 02/16/2016		14,034	140

Total Japan (Cost $9,025)			9,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.1%

HBOS Capital Funding LP
4.939% due 05/29/2049	EUR	200	$97

Total Jersey, Channel Islands (Cost $106)			97

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	159

Total Liberia (Cost $188)			159

LUXEMBOURG 0.1%

Silver Arrow S.A.
0.915% due 08/15/2014	EUR	53	74

Total Luxembourg (Cost $82)			74

NETHERLANDS 4.7%

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014	EUR	500	705

ING Bank NV
3.900% due 03/19/2014		$700	714

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	140

Netherlands Government Bond
3.250% due 07/15/2015		800	1,132
3.750% due 07/15/2014		300	439

Rabobank Nederland NV
11.000% due 12/29/2049		$75	83

Total Netherlands (Cost $3,129)			3,213

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	290

Total Norway (Cost $308)			290

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	140

Total South Korea (Cost $154)			140

SPAIN 1.4%

Bankinter S.A.
5.000% due 05/14/2010	EUR	400	572

MBS Bancaja Fondo De Titulizacion Activos
1.451% due 11/17/2035		84	99

Santander Hipotecario
1.615% due 07/15/2042		170	198

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	74

Total Spain (Cost $1,092)			943

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.8%

UBS AG
5.750% due 04/25/2018		$500	$456
5.875% due 12/20/2017		100	93

Total Switzerland (Cost $597)			549

UNITED KINGDOM 5.2%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	843

Barclays Bank PLC
0.787% due 03/23/2017		$250	202
10.179% due 06/12/2021		480	513

HBOS PLC
6.750% due 05/21/2018		200	151

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,300	462

Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	38
5.625% due 07/29/2049	EUR	40	56

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$200	163

United Kingdom Gilt
4.250% due 06/07/2032	GBP	100	163
4.750% due 12/07/2038		300	522

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		$500	497

Total United Kingdom (Cost $3,875)			3,610

UNITED STATES 56.0%

ASSET-BACKED SECURITIES 3.6%

ACE Securities Corp.
0.364% due 07/25/2036		$3	3

Amortizing Residential Collateral Trust
0.604% due 07/25/2032		1	1
1.014% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		1	0

Asset-Backed Funding Certificates
0.374% due 01/25/2037		46	38

Bear Stearns Asset-Backed Securities Trust
0.384% due 12/25/2036		109	92

Countrywide Asset-Backed Certificates
0.394% due 06/25/2037		100	92

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.545% due 12/20/2027		2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		51	48

Ford Credit Auto Owner Trust
1.219% due 01/15/2011		240	241
1.739% due 06/15/2012		100	100

Franklin Auto Trust
1.895% due 06/20/2012		200	200

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		54	33

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		30	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		$12	$8

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		7	7

Morgan Stanley ABS Capital I
0.364% due 09/25/2036		24	24

Nelnet Student Loan Trust
1.622% due 04/27/2015		146	146

Residential Asset Securities Corp.
0.814% due 07/25/2032		4	2

SACO I, Inc.
0.374% due 05/25/2036		11	6

SLM Student Loan Trust
1.592% due 10/25/2017		400	391
2.592% due 04/25/2023		884	903

Soundview Home Equity Loan Trust
0.394% due 01/25/2037		22	21

Structured Asset Securities Corp.
0.364% due 10/25/2036		41	37
0.604% due 01/25/2033		4	3

Wells Fargo Home Equity Trust
0.544% due 10/25/2035		25	24
0.554% due 10/25/2035		31	30
0.554% due 11/25/2035		7	7

			2,488

CORPORATE BONDS & NOTES 18.0%

American Express Bank FSB
0.438% due 05/29/2012		$200	178

American Express Co.
7.000% due 03/19/2018		400	389

American International Group, Inc.
5.450% due 05/18/2017		300	158
5.850% due 01/16/2018		200	106
8.000% due 05/22/2038	EUR	500	158
8.175% due 05/15/2058		$400	114

AutoZone, Inc.
5.875% due 10/15/2012		1,000	1,040

Bank of America Corp.
4.000% due 03/28/2018	EUR	200	199
7.625% due 06/01/2019		$300	302

Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	100
7.250% due 02/01/2018		1,000	1,056

Citigroup Capital XXI
8.300% due 12/21/2077		200	156

Citigroup Funding, Inc.
2.036% due 05/07/2010		700	686

Citigroup, Inc.
1.305% due 06/28/2013	EUR	200	235
8.400% due 04/29/2049 (a)		$200	150

Comcast Corp.
1.439% due 07/14/2009		200	200

Computer Sciences Corp.
5.000% due 02/15/2013		369	369
6.500% due 03/15/2018		200	205

Constellation Energy Group, Inc.
7.000% due 04/01/2012		900	930

DR Horton, Inc.
6.000% due 04/15/2011		100	98

General Electric Capital Corp.
1.616% due 05/22/2013		200	180
6.375% due 11/15/2067		100	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	200	$284
6.150% due 04/01/2018		$200	195

Harris Corp.
5.950% due 12/01/2017		500	512

International Lease Finance Corp.
5.400% due 02/15/2012		100	78

iStar Financial, Inc.
5.150% due 03/01/2012		100	50

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	74
6.000% due 01/15/2018		$50	50

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		10	9

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	80

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	47
6.875% due 05/02/2018 (a)		200	33

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	195

Merrill Lynch & Co., Inc.
1.855% due 07/22/2014	EUR	300	327
3.188% due 05/12/2010		$200	199

Morgan Stanley
1.570% due 11/29/2013	EUR	340	414

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	98

NGPL PipeCo. LLC
7.119% due 12/15/2017		100	105

Pactiv Corp.
6.400% due 01/15/2018		200	181

Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	194

Sprint Nextel Corp.
6.000% due 12/01/2016		100	82

State Street Capital Trust IV
1.629% due 06/01/2077		100	58

Time Warner, Inc.
1.150% due 11/13/2009		100	100

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,005

Valero Energy Corp.
4.750% due 06/15/2013		100	96

Verizon Wireless Capital LLC
3.316% due 05/20/2011		300	309

Viacom, Inc.
6.125% due 10/05/2017		200	195
6.250% due 04/30/2016		200	197

Yum! Brands, Inc.
6.250% due 03/15/2018		200	206

			12,449

MORTGAGE-BACKED SECURITIES 7.8%

American Home Mortgage Investment Trust
5.660% due 09/25/2045		186	114

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		116	114
5.433% due 02/25/2036		183	123

BCAP LLC Trust
0.484% due 01/25/2037		213	81

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	$29	$25
2.500% due 08/25/2035	96	84
2.900% due 03/25/2035	163	141
3.788% due 08/25/2033	14	13

Bear Stearns Alt-A Trust
0.474% due 02/25/2034	145	82
5.490% due 09/25/2035	94	51
5.521% due 11/25/2035	101	54
5.746% due 03/25/2036	195	87
6.250% due 08/25/2036	127	60

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046	80	49

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	100	71

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	61	49
4.748% due 08/25/2035	35	27

Countrywide Alternative Loan Trust
0.525% due 03/20/2046	165	68
0.594% due 02/25/2037	136	62
0.644% due 11/20/2035	209	95
2.340% due 12/25/2035	288	130
2.840% due 11/25/2035	40	18
5.250% due 06/25/2035	42	34
6.000% due 04/25/2037	78	42

Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035	78	35
0.634% due 03/25/2035	156	68
0.644% due 02/25/2035	19	10
4.786% due 11/25/2034	32	24

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	300	133

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	3	3

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	29	29

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	57	58

Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047	175	133

GSR Mortgage Loan Trust
5.176% due 01/25/2036	274	184

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	72	32
4.353% due 05/19/2033	18	16

Indymac Index Mortgage Loan Trust
0.554% due 07/25/2035	68	30

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	55	48

JPMorgan Mortgage Trust
4.500% due 09/25/2034	98	96

Mellon Residential Funding Corp.
0.759% due 12/15/2030	34	28

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	200	180

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	59	47

Morgan Stanley Capital I
5.558% due 03/12/2044	100	81

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	223	182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.464% due 02/25/2047	$83	$32
0.494% due 06/25/2046	210	81
0.524% due 04/25/2046	177	67

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034	23	20

Structured Asset Mortgage Investments, Inc.
0.524% due 05/25/2046	30	12
0.534% due 05/25/2036	215	85
0.534% due 09/25/2047	200	38
0.663% due 03/19/2034	17	11
0.893% due 07/19/2034	9	5
0.973% due 09/19/2032	8	6
2.939% due 08/25/2047	92	35

TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037	42	38
5.970% due 09/25/2036	200	100

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	108	97

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	199	144

WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	23	12
0.624% due 01/25/2045	21	10
0.854% due 12/25/2027	54	40
2.320% due 06/25/2046	109	50
2.340% due 02/25/2046	252	112
2.877% due 02/27/2034	21	17
3.766% due 03/25/2033	41	33
4.542% due 09/25/2033	656	565

Washington Mutual Alternative Mortgage
Pass-Through Certificates
2.280% due 07/25/2046	75	25

Wells Fargo Mortgage-Backed Securities Trust
3.585% due 12/25/2034	89	82
4.500% due 11/25/2018	69	67
4.612% due 06/25/2035	198	174
4.694% due 04/25/2036	34	27
4.950% due 03/25/2036	200	141
5.593% due 07/25/2036	217	146

		5,363

MUNICIPAL BONDS & NOTES 0.6%

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	95

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	170

Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

		367

	SHARES
PREFERRED STOCKS 0.8%

DG Funding Trust
1.343% due 12/31/2049	65	562

SLM Corp. CPI Linked
0.750% due 01/16/2018	900	11

		573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 24.4%

Fannie Mae
0.429% due 03/25/2034	$22	$20
0.464% due 08/25/2034	13	12
0.664% due 09/25/2042	56	52
2.638% due 10/01/2044	69	68
4.287% due 11/01/2034 (e)	173	175
4.631% due 05/25/2035	73	73
4.934% due 12/01/2034 (e)	31	32
5.480% due 07/01/2018	200	208
5.500% due 11/01/2016 - 03/01/2038 (e)	509	529
5.500% due 03/01/2048 - 04/01/2048	1,630	1,672
6.000% due 11/01/2036 - 07/25/2044	1,372	1,430
6.000% due 11/01/2038 (e)	191	200
6.500% due 08/01/2037	97	102

Freddie Mac
0.549% due 02/15/2019	269	264
0.819% due 12/15/2032	137	133
2.638% due 10/25/2044	138	136
4.510% due 02/01/2029	16	16
4.717% due 03/01/2035	212	220
4.982% due 04/01/2035	339	350
5.000% due 08/15/2020 - 05/01/2038	1,975	2,013

Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030	11	11
6.000% due 07/15/2038 - 10/15/2038 (e)	2,958	3,087
6.000% due 09/15/2038 - 01/15/2039	2,865	2,983
6.000% due 09/20/2038 (f)	1,532	1,588

Small Business Administration
5.490% due 03/01/2028	1,408	1,480

		16,854

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	572	571

Total United States (Cost $42,348)		38,665

SHORT-TERM INSTRUMENTS 5.6%

U.S. TREASURY BILLS 0.3%
0.126% due 07/02/2009 - 07/16/2009 (b)(d)(f)	$207	207

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.3%
	365,942	3,663

Total Short-Term Instruments (Cost $3,870)		3,870

Total Investments 118.2% (Cost $85,171)		$81,644

Written Options (h) (0.1%) (Premiums $93)		(90)

Other Assets and Liabilities (Net) (18.1%)		(12,464)

Net Assets 100.0%		$69,090

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,774 at a weighted average interest rate of 0.306%. On June 30, 2009, securities valued at $3,836 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $891 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures	Long	09/2009	22	$20
Euro-Bund 10-Year Bond September Futures	Long	09/2009	31	42
Japan Government 10-Year Bond September Futures	Long	09/2009	5	124
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	60	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	20	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	5	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	36	(6)

				$152

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%		$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.120%		200	(3)	0	(3)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	1.074%		1,000	15	0	15
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.490%		369	(1)	0	(1)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.573%		200	(9)	0	(9)
Constellation Energy Group, Inc.	BOA	(1.460%	)	06/20/2012	1.822%		900	9	0	9
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	2.851%		100	(3)	0	(3)
Harris Corp.	BOA	(1.440%	)	12/20/2017	1.102%		500	(12)	0	(12)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.924%		100	21	0	21
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	24.816%		100	44	0	44
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.025%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.025%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.025%		200	4	0	4
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.533%		200	(6)	0	(6)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	3.181%		100	5	0	5
Pactiv Corp.	BOA	(1.053%	)	03/20/2018	0.837%		200	(3)	0	(3)
Quest Diagnostics, Inc.	BOA	(0.915%	)	12/20/2015	0.570%		200	(4)	0	(4)
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	6.770%		200	37	0	37
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.755%		100	15	0	15
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	1.256%	EUR	300	(18)	0	(18)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.664%		$1,000	(37)	0	(37)
Valero Energy Corp.	BCLY	(1.600%	)	06/20/2013	2.462%		100	3	0	3
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	1.593%		200	(4)	0	(4)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	1.556%		200	6	0	6
Vivendi	BNP	(1.742%	)	06/20/2013	1.186%		100	(2)	0	(2)
Vivendi	BNP	(1.780%	)	06/20/2013	1.186%		100	(2)	0	(2)
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.722%		200	(4)	0	(4)

								$51	$0	$51

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	$100	$9	$0	$9

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	$2,537	$159	$7	$152
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	488	27	18	9
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	1,562	15	(52)	67
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	1,400	20	56	(36)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	700	9	27	(18)
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019	700	13	31	(18)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	1,200	21	48	(27)

					$264	$135	$129

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$ 100	$(77)	$(30)	$(47)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	200	(134)	(61)	(73)

					$(211)	$(91)	$(120)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC	EUR	500	$9	$0	$9
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	3,500	(29)	5	(34)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		3,400	(14)	9	(23)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		1,200	(5)	3	(8)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	5,000	57	(5)	62
Pay	6-Month EUR-LIBOR	3.250%	09/15/2012	BCLY	EUR	3,500	30	5	25
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC	GBP	1,000	(49)	(21)	(28)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	560,000	26	18	8
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		160,000	2	4	(2)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		260,000	4	2	2

							$31	$20	$11

(h)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$2,000	$41	$49
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	42	36
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,400	6	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	200	0	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	2

							$93	$90

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	205	$3,000	EUR	2,000	$185
Sales	171	13,100		2,400	208
Closing Buys	(101)	(5,500)		(3,400)	(178)
Expirations	(275)	(4,000)		(1,000)	(122)
Exercised	0	0		0	0

Balance at 06/30/2009	0	$6,600	EUR	0	$93

(i)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	800	07/2009	BCLY	$1	$0	$1
Sell		666	07/2009	DUB	0	(6)	(6)
Buy		91	07/2009	GSC	0	0	0
Sell		348	07/2009	GSC	0	(7)	(7)
Sell		32	07/2009	MSC	0	0	0
Sell	BRL	1	08/2009	HSBC	0	0	0
Buy	CAD	114	07/2009	CSFB	0	(4)	(4)
Buy		80	07/2009	MSC	0	(4)	(4)
Sell		100	08/2009	HSBC	0	0	0
Sell		2,048	08/2009	JPM	105	0	105
Buy		14	08/2009	MSC	0	(1)	(1)
Buy		80	08/2009	RBS	0	0	0
Sell	CLP	2,123	11/2009	BCLY	0	0	0
Buy		4,000	11/2009	CITI	1	0	1
Buy	CNY	784	07/2009	BCLY	0	(7)	(7)
Sell		1,365	07/2009	BCLY	0	(4)	(4)
Buy		1,619	07/2009	DUB	0	(14)	(14)
Buy		816	07/2009	HSBC	0	(7)	(7)
Buy		831	07/2009	JPM	0	(7)	(7)
Sell		2,685	07/2009	JPM	0	(10)	(10)
Buy		138	09/2009	BCLY	0	0	0
Buy		208	09/2009	CITI	1	0	1
Buy		832	09/2009	DUB	2	0	2
Sell		1,593	09/2009	DUB	0	(8)	(8)
Buy		277	09/2009	HSBC	1	0	1
Buy		138	09/2009	JPM	0	0	0
Buy		771	05/2010	BCLY	0	(11)	(11)
Sell		1,638	05/2010	BCLY	0	(14)	(14)
Buy		867	05/2010	MLP	0	(12)	(12)
Sell	EUR	9,768	07/2009	BCLY	1	(95)	(94)
Sell		71	07/2009	BNP	0	0	0
Sell		27	07/2009	DUB	0	0	0
Sell		1,296	07/2009	HSBC	0	(12)	(12)
Sell		15	07/2009	MSC	0	0	0
Sell		2,622	07/2009	RBC	4	(32)	(28)
Buy		389	07/2009	RBS	6	0	6
Sell	GBP	2,037	07/2009	BCLY	0	(228)	(228)
Buy		24	07/2009	CITI	1	0	1
Sell		479	07/2009	CITI	0	(45)	(45)
Buy		1,857	07/2009	CSFB	88	0	88
Buy		300	07/2009	GSC	0	(1)	(1)
Sell		31	07/2009	GSC	0	(1)	(1)
Buy		33	07/2009	JPM	0	0	0
Buy		2	07/2009	MSC	0	0	0
Buy		153	07/2009	RBS	9	0	9
Sell		352	07/2009	RBS	1	0	1
Buy		39	07/2009	UBS	1	0	1
Sell		491	08/2009	MSC	3	0	3
Buy	HKD	1	09/2009	BCLY	0	0	0
Buy		3	09/2009	BOA	0	0	0
Buy		2	09/2009	CITI	0	0	0
Buy		2	09/2009	DUB	0	0	0
Buy		2	09/2009	JPM	0	0	0
Buy	JPY	9,743	07/2009	BCLY	0	(1)	(1)
Buy		1,646	07/2009	BNP	0	0	0
Sell		326,964	07/2009	BNP	0	(4)	(4)
Sell		959	07/2009	CSFB	0	0	0
Buy		5,056	07/2009	GSC	1	0	1
Sell		4,516	07/2009	GSC	0	(1)	(1)
Sell		315,995	08/2009	MSC	0	0	0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,208	07/2009	BCLY	$0	$0	$0
Buy		809	07/2009	BOA	0	0	0
Buy		805	07/2009	CITI	0	0	0
Buy		250	07/2009	DUB	0	0	0
Buy	MYR	22	08/2009	BCLY	0	0	0
Sell		56	08/2009	BCLY	0	0	0
Buy		17	08/2009	CITI	0	0	0
Buy		19	08/2009	HSBC	0	0	0
Sell	SEK	545	07/2009	RBS	3	0	3
Sell		545	10/2009	RBS	0	0	0
Buy	SGD	2	07/2009	CITI	0	0	0
Buy		1	07/2009	DUB	0	0	0
Sell	TWD	10	08/2009	BCLY	0	0	0
Sell		5	08/2009	CITI	0	0	0
Sell		6	08/2009	DUB	0	0	0
Sell		10	08/2009	JPM	0	0	0

					$229	$(536)	$(307)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$8,030	$0	$8,030
Germany	0	7,468	0	7,468
Japan	0	9,663	0	9,663
United Kingdom	0	3,097	513	3,610
United States	0	38,665	0	38,665
Short-Term Instruments	3,663	207	0	3,870
Other Investments ++	0	9,973	365	10,338

Investments, at value	$3,663	$77,103	$878	$81,644

Financial Derivative Instruments +++	$152	$(326)	$9	$(165)

Total	$3,815	$76,777	$887	$81,479

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United Kingdom	$0	$481	$0	$0	$32	$0	$513
Other Investments ++	248	326	9	(11)	35	(242)	365

Investments, at value	$248	$807	$9	$(11)	$67	$(242)	$878

Financial Derivative Instruments +++	$15	$0	$0	$0	$(6)	$0	$9

Total	$263	$807	$9	$(11)	$61	$(242)	$887

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$194	$0	$0	$0	$0	$194
Unrealized appreciation on foreign currency contracts	0	229	0	0	0	229
Unrealized appreciation on swap agreements	107	0	399	0	0	506

	$301	$229	$399	$0	$0	$929

Liabilities:
Written options outstanding	$90	$0	$0	$0	$0	$90
Variation margin payable ^^	42	0	0	0	0	42
Unrealized depreciation on foreign currency contracts	0	536	0	0	0	536
Unrealized depreciation on swap agreements	96	0	330	0	0	426

	$228	$536	$330	$0	$0	$1,094

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$87	$0	$0	$0	$0	$87
Net realized gain on futures contracts, written options and swaps	1,245	0	240	0	0	1,485
Net realized (loss) on foreign currency transactions	0	(1,327)	0	0	0	(1,327)

	$1,332	$(1,327)	$240	$0	$0	$245

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(101)	$0	$0	$0	$0	$(101)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,646	0	(949)	0	0	697
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,054	0	0	0	1,054

	$1,545	$1,054	$(949)	$0	$0	$1,650

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

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(Unaudited) June 30, 2009

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all

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Notes to Financial Statements (Cont.)

rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the

“Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$996	$5,238

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Foreign Bond Portfolio (U.S. Dollar-Hedged)	$ 0	$ 29,502	$25,841	$0	$3,663	$2	$1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$78,705	$89,222	$178,822	$205,986

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	901	8,915	4,666	47,330
Issued as reinvestment of distributions
Institutional Class	1	0	0	1
Administrative Class	125	1,217	254	2,508
Cost of shares redeemed
Institutional Class	0	0	(1)	0
Administrative Class	(2,107)	(20,311)	(3,718)	(36,679)
Net increase (decrease) resulting from Portfolio share transactions	(1,080)	$(10,179)	1,201	$13,160

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	6	85

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,133	$(5,660)	$(3,527)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio

(U.S. Dollar-Hedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	47.4%
Japan	11.8%
France	9.8%
Germany	9.2%
Short-Term Instruments	4.7%
Other	17.1%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009

	6 Months*	1 Year	5 Years	Since Inception (04/10/00)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	6.88%	5.02%	4.12%	4.99%
JPMorgan GBI Global ex-U.S. Index Hedged in USD±	0.07%	8.31%	5.27%	5.32%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Institutional Class shares.

± JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,068.81	$1,021.08
Expenses Paid During Period†	$3.85	$3.76

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds benefited performance as spreads on these bonds narrowed.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and asset-backed securities benefited performance as prices on these securities increased during the period.

»	A position in Japanese inflation-linked bonds (“ILBs”), especially in March, benefited returns as Japanese ILBs outperformed nominal Japanese government bonds.

»	Exposure to U.S. long-dated payer swaps detracted from performance as yields narrowed during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$9.58	$10.12	$10.10	$10.34	$10.15	$10.03
Net investment income (a)	0.20	0.37	0.36	0.38	0.29	0.24
Net realized/unrealized gain (loss) on investments	0.45	(0.59)	0.01	(0.14)	0.24	0.33
Total income (loss) from investment operations	0.65	(0.22)	0.37	0.24	0.53	0.57
Dividends from net investment income	(0.18)	(0.32)	(0.35)	(0.35)	(0.26)	(0.22)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.13)	(0.08)	(0.23)
Total distributions	(0.18)	(0.32)	(0.35)	(0.48)	(0.34)	(0.45)
Net asset value end of year or period	$10.05	$9.58	$10.12	$10.10	$10.34	$10.15
Total return	6.88%	(2.25)%	3.77%	2.34%	5.28%	5.68%
Net assets end of year or period (000s)	$15	$14	$15	$14	$14	$13
Ratio of expenses to average net assets	0.75%*	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	4.16%*	3.70%	3.62%	3.69%	2.81%	2.37%
Portfolio turnover rate	275%	655%	621%	281%	453%	515%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$77,981
Investments in Affiliates, at value	3,663
Cash	512
Foreign currency, at value	724
Receivable for investments sold	471
Receivable for investments sold on a delayed-delivery basis	441
Receivable for Portfolio shares sold	424
Interest and dividends receivable	900
Swap premiums paid	234
Unrealized appreciation on foreign currency contracts	229
Unrealized appreciation on swap agreements	506
86,085

Liabilities:
Payable for reverse repurchase agreements	$3,692
Payable for investments purchased	1,003
Payable for investments purchased on a delayed-delivery basis	10,243
Payable for Portfolio shares redeemed	14
Written options outstanding	90
Deposits from counterparty	750
Accrued investment advisory fee	13
Accrued supervisory and administrative fee	26
Accrued servicing fee	10
Variation margin payable	20
Swap premiums received	170
Unrealized depreciation on foreign currency contracts	536
Unrealized depreciation on swap agreements	426
Other liabilities	2
16,995

Net Assets	$69,090

Net Assets Consist of:
Paid in capital	$71,112
Undistributed net investment income	2,753
Accumulated undistributed net realized (loss)	(1,056)
Net unrealized (depreciation)	(3,719)
$69,090

Net Assets:
Institutional Class	$15
Administrative Class	69,075

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,873

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.05
Administrative Class	10.05

Cost of Investments Owned	$81,508
Cost of Investments in Affiliates Owned	$3,663
Cost of Foreign Currency Held	$725
Premiums Received on Written Options	$93

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$1,646
Dividends	3
Dividends from Affiliate investments	2
Total Income	1,651

Expenses:
Investment advisory fees	84
Supervisory and administrative fees	168
Servicing fees – Administrative Class	50
Interest expense	2
Total Expenses	304

Net Investment Income	1,347

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,757
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,480
Net realized (loss) on foreign currency transactions	(3,029)
Net change in unrealized (depreciation) on investments	(1,050)
Net change in unrealized appreciation on futures contracts, written options and swaps	697
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,054
Net Gain	2,910

Net Increase in Net Assets Resulting from Operations	$4,257

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,347	$2,965
Net realized gain	208	3,028
Net realized gain on Affiliate investments	1	0
Net change in unrealized appreciation (depreciation)	2,701	(8,742)
Net increase (decrease) resulting from operations	4,257	(2,749)

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,217)	(2,508)

Total Distributions	(1,217)	(2,509)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	8,915	47,330
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,217	2,508
Cost of shares redeemed
Administrative Class	(20,311)	(36,679)
Net increase (decrease) resulting from Portfolio share transactions	(10,179)	13,160

Total Increase (Decrease) in Net Assets	(7,139)	7,902

Net Assets:
Beginning of period	76,229	68,327
End of period*	$69,090	$76,229

*Including undistributed net investment income of:	$2,753	$2,623

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.7%

Commonwealth Bank of Australia
1.108% due 06/25/2014		$300	$299
4.500% due 02/20/2014	AUD	500	381

ING Bank Australia Ltd.
3.884% due 06/24/2014		800	641

Medallion Trust
0.791% due 05/25/2035		$149	134

Puma Finance Ltd.
3.290% due 08/22/2037	AUD	192	144

Torrens Trust
3.527% due 10/19/2038		337	242

Total Australia (Cost $1,905)			1,841

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.248% due 07/07/2010		$300	279

Total Bermuda (Cost $280)			279

CANADA 2.7%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	427

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	289

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	86

Golden Credit Card Trust
5.106% due 04/15/2011		500	450

Province of Ontario Canada
4.600% due 06/02/2039		300	251
5.850% due 03/08/2033		300	289
6.200% due 06/02/2031		100	100

Total Canada (Cost $1,957)			1,892

CAYMAN ISLANDS 0.7%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	195

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	175

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	81

Total Cayman Islands (Cost $511)			451

DENMARK 0.0%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	44	9

Total Denmark (Cost $5)			9

FRANCE 11.6%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	293

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049		100	77

Credit Agricole S.A.
6.637% due 05/29/2049		$100	59

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local
1.262% due 09/23/2011		$300	$299

France Government Bond
4.000% due 10/25/2014	EUR	1,200	1,778
4.000% due 10/25/2038		100	132
4.750% due 04/25/2035		600	889
5.750% due 10/25/2032		1,550	2,603

France Treasury Notes
2.500% due 01/12/2014		800	1,117

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		200	280
3.375% due 05/05/2014		$300	301

Vivendi
5.750% due 04/04/2013		200	202

Total France (Cost $7,952)			8,030

GERMANY 10.8%

Driver One GmbH
0.916% due 10/21/2015	EUR	200	267

Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	115
4.250% due 07/04/2014	EUR	200	297

Republic of Germany
3.750% due 01/04/2015		400	591
4.000% due 01/04/2037		450	608
4.250% due 07/04/2014		1,800	2,724
4.250% due 07/04/2018		1,800	2,717
4.750% due 07/04/2034		100	149

Total Germany (Cost $7,291)			7,468

IRELAND 0.1%

Immeo Residential Finance PLC
1.437% due 12/15/2016	EUR	95	86

Total Ireland (Cost $141)			86

ITALY 0.5%

AUTO Asset-Backed Securities
1.546% due 10/25/2020	EUR	200	255

Vela Home SRL
1.685% due 10/24/2027		43	60

Total Italy (Cost $355)			315

JAPAN 14.0%

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	40,320	369
1.200% due 12/10/2017		240,960	2,180
1.400% due 06/10/2018		79,920	725

Japan Government International Bond
1.500% due 12/20/2017		420,000	4,482
1.800% due 06/20/2017		10,000	109
2.500% due 09/20/2035		20,000	221
2.500% due 06/20/2036		90,000	994
2.500% due 09/20/2037		40,000	443

JLOC Ltd.
0.796% due 02/16/2016		14,034	140

Total Japan (Cost $9,025)			9,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.1%

HBOS Capital Funding LP
4.939% due 05/29/2049	EUR	200	$97

Total Jersey, Channel Islands (Cost $106)			97

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	159

Total Liberia (Cost $188)			159

LUXEMBOURG 0.1%

Silver Arrow S.A.
0.915% due 08/15/2014	EUR	53	74

Total Luxembourg (Cost $82)			74

NETHERLANDS 4.7%

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014	EUR	500	705

ING Bank NV
3.900% due 03/19/2014		$700	714

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	140

Netherlands Government Bond
3.250% due 07/15/2015		800	1,132
3.750% due 07/15/2014		300	439

Rabobank Nederland NV
11.000% due 12/29/2049		$75	83

Total Netherlands (Cost $3,129)			3,213

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	290

Total Norway (Cost $308)			290

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	140

Total South Korea (Cost $154)			140

SPAIN 1.4%

Bankinter S.A.
5.000% due 05/14/2010	EUR	400	572

MBS Bancaja Fondo De Titulizacion Activos
1.451% due 11/17/2035		84	99

Santander Hipotecario
1.615% due 07/15/2042		170	198

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	74

Total Spain (Cost $1,092)			943

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.8%

UBS AG
5.750% due 04/25/2018		$500	$456
5.875% due 12/20/2017		100	93

Total Switzerland (Cost $597)			549

UNITED KINGDOM 5.2%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	843

Barclays Bank PLC
0.787% due 03/23/2017		$250	202
10.179% due 06/12/2021		480	513

HBOS PLC
6.750% due 05/21/2018		200	151

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,300	462

Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	38
5.625% due 07/29/2049	EUR	40	56

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$200	163

United Kingdom Gilt
4.250% due 06/07/2032	GBP	100	163
4.750% due 12/07/2038		300	522

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		$500	497

Total United Kingdom (Cost $3,875)			3,610

UNITED STATES 56.0%

ASSET-BACKED SECURITIES 3.6%

ACE Securities Corp.
0.364% due 07/25/2036		$3	3

Amortizing Residential Collateral Trust
0.604% due 07/25/2032		1	1
1.014% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		1	0

Asset-Backed Funding Certificates
0.374% due 01/25/2037		46	38

Bear Stearns Asset-Backed Securities Trust
0.384% due 12/25/2036		109	92

Countrywide Asset-Backed Certificates
0.394% due 06/25/2037		100	92

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.545% due 12/20/2027		2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		51	48

Ford Credit Auto Owner Trust
1.219% due 01/15/2011		240	241
1.739% due 06/15/2012		100	100

Franklin Auto Trust
1.895% due 06/20/2012		200	200

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		54	33

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		30	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		$12	$8

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		7	7

Morgan Stanley ABS Capital I
0.364% due 09/25/2036		24	24

Nelnet Student Loan Trust
1.622% due 04/27/2015		146	146

Residential Asset Securities Corp.
0.814% due 07/25/2032		4	2

SACO I, Inc.
0.374% due 05/25/2036		11	6

SLM Student Loan Trust
1.592% due 10/25/2017		400	391
2.592% due 04/25/2023		884	903

Soundview Home Equity Loan Trust
0.394% due 01/25/2037		22	21

Structured Asset Securities Corp.
0.364% due 10/25/2036		41	37
0.604% due 01/25/2033		4	3

Wells Fargo Home Equity Trust
0.544% due 10/25/2035		25	24
0.554% due 10/25/2035		31	30
0.554% due 11/25/2035		7	7

			2,488

CORPORATE BONDS & NOTES 18.0%

American Express Bank FSB
0.438% due 05/29/2012		$200	178

American Express Co.
7.000% due 03/19/2018		400	389

American International Group, Inc.
5.450% due 05/18/2017		300	158
5.850% due 01/16/2018		200	106
8.000% due 05/22/2038	EUR	500	158
8.175% due 05/15/2058		$400	114

AutoZone, Inc.
5.875% due 10/15/2012		1,000	1,040

Bank of America Corp.
4.000% due 03/28/2018	EUR	200	199
7.625% due 06/01/2019		$300	302

Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	100
7.250% due 02/01/2018		1,000	1,056

Citigroup Capital XXI
8.300% due 12/21/2077		200	156

Citigroup Funding, Inc.
2.036% due 05/07/2010		700	686

Citigroup, Inc.
1.305% due 06/28/2013	EUR	200	235
8.400% due 04/29/2049 (a)		$200	150

Comcast Corp.
1.439% due 07/14/2009		200	200

Computer Sciences Corp.
5.000% due 02/15/2013		369	369
6.500% due 03/15/2018		200	205

Constellation Energy Group, Inc.
7.000% due 04/01/2012		900	930

DR Horton, Inc.
6.000% due 04/15/2011		100	98

General Electric Capital Corp.
1.616% due 05/22/2013		200	180
6.375% due 11/15/2067		100	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	200	$284
6.150% due 04/01/2018		$200	195

Harris Corp.
5.950% due 12/01/2017		500	512

International Lease Finance Corp.
5.400% due 02/15/2012		100	78

iStar Financial, Inc.
5.150% due 03/01/2012		100	50

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	74
6.000% due 01/15/2018		$50	50

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		10	9

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	80

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	47
6.875% due 05/02/2018 (a)		200	33

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	195

Merrill Lynch & Co., Inc.
1.855% due 07/22/2014	EUR	300	327
3.188% due 05/12/2010		$200	199

Morgan Stanley
1.570% due 11/29/2013	EUR	340	414

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	98

NGPL PipeCo. LLC
7.119% due 12/15/2017		100	105

Pactiv Corp.
6.400% due 01/15/2018		200	181

Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	194

Sprint Nextel Corp.
6.000% due 12/01/2016		100	82

State Street Capital Trust IV
1.629% due 06/01/2077		100	58

Time Warner, Inc.
1.150% due 11/13/2009		100	100

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,005

Valero Energy Corp.
4.750% due 06/15/2013		100	96

Verizon Wireless Capital LLC
3.316% due 05/20/2011		300	309

Viacom, Inc.
6.125% due 10/05/2017		200	195
6.250% due 04/30/2016		200	197

Yum! Brands, Inc.
6.250% due 03/15/2018		200	206

			12,449

MORTGAGE-BACKED SECURITIES 7.8%

American Home Mortgage Investment Trust
5.660% due 09/25/2045		186	114

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		116	114
5.433% due 02/25/2036		183	123

BCAP LLC Trust
0.484% due 01/25/2037		213	81

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	$29	$25
2.500% due 08/25/2035	96	84
2.900% due 03/25/2035	163	141
3.788% due 08/25/2033	14	13

Bear Stearns Alt-A Trust
0.474% due 02/25/2034	145	82
5.490% due 09/25/2035	94	51
5.521% due 11/25/2035	101	54
5.746% due 03/25/2036	195	87
6.250% due 08/25/2036	127	60

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046	80	49

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	100	71

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	61	49
4.748% due 08/25/2035	35	27

Countrywide Alternative Loan Trust
0.525% due 03/20/2046	165	68
0.594% due 02/25/2037	136	62
0.644% due 11/20/2035	209	95
2.340% due 12/25/2035	288	130
2.840% due 11/25/2035	40	18
5.250% due 06/25/2035	42	34
6.000% due 04/25/2037	78	42

Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035	78	35
0.634% due 03/25/2035	156	68
0.644% due 02/25/2035	19	10
4.786% due 11/25/2034	32	24

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	300	133

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	3	3

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	29	29

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	57	58

Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047	175	133

GSR Mortgage Loan Trust
5.176% due 01/25/2036	274	184

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	72	32
4.353% due 05/19/2033	18	16

Indymac Index Mortgage Loan Trust
0.554% due 07/25/2035	68	30

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	55	48

JPMorgan Mortgage Trust
4.500% due 09/25/2034	98	96

Mellon Residential Funding Corp.
0.759% due 12/15/2030	34	28

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	200	180

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	59	47

Morgan Stanley Capital I
5.558% due 03/12/2044	100	81

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	223	182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.464% due 02/25/2047	$83	$32
0.494% due 06/25/2046	210	81
0.524% due 04/25/2046	177	67

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034	23	20

Structured Asset Mortgage Investments, Inc.
0.524% due 05/25/2046	30	12
0.534% due 05/25/2036	215	85
0.534% due 09/25/2047	200	38
0.663% due 03/19/2034	17	11
0.893% due 07/19/2034	9	5
0.973% due 09/19/2032	8	6
2.939% due 08/25/2047	92	35

TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037	42	38
5.970% due 09/25/2036	200	100

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	108	97

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	199	144

WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	23	12
0.624% due 01/25/2045	21	10
0.854% due 12/25/2027	54	40
2.320% due 06/25/2046	109	50
2.340% due 02/25/2046	252	112
2.877% due 02/27/2034	21	17
3.766% due 03/25/2033	41	33
4.542% due 09/25/2033	656	565

Washington Mutual Alternative Mortgage
Pass-Through Certificates
2.280% due 07/25/2046	75	25

Wells Fargo Mortgage-Backed Securities Trust
3.585% due 12/25/2034	89	82
4.500% due 11/25/2018	69	67
4.612% due 06/25/2035	198	174
4.694% due 04/25/2036	34	27
4.950% due 03/25/2036	200	141
5.593% due 07/25/2036	217	146

		5,363

MUNICIPAL BONDS & NOTES 0.6%

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	95

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	170

Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

		367

	SHARES
PREFERRED STOCKS 0.8%

DG Funding Trust
1.343% due 12/31/2049	65	562

SLM Corp. CPI Linked
0.750% due 01/16/2018	900	11

		573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 24.4%

Fannie Mae
0.429% due 03/25/2034	$22	$20
0.464% due 08/25/2034	13	12
0.664% due 09/25/2042	56	52
2.638% due 10/01/2044	69	68
4.287% due 11/01/2034 (e)	173	175
4.631% due 05/25/2035	73	73
4.934% due 12/01/2034 (e)	31	32
5.480% due 07/01/2018	200	208
5.500% due 11/01/2016 - 03/01/2038 (e)	509	529
5.500% due 03/01/2048 - 04/01/2048	1,630	1,672
6.000% due 11/01/2036 - 07/25/2044	1,372	1,430
6.000% due 11/01/2038 (e)	191	200
6.500% due 08/01/2037	97	102

Freddie Mac
0.549% due 02/15/2019	269	264
0.819% due 12/15/2032	137	133
2.638% due 10/25/2044	138	136
4.510% due 02/01/2029	16	16
4.717% due 03/01/2035	212	220
4.982% due 04/01/2035	339	350
5.000% due 08/15/2020 - 05/01/2038	1,975	2,013

Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030	11	11
6.000% due 07/15/2038 - 10/15/2038 (e)	2,958	3,087
6.000% due 09/15/2038 - 01/15/2039	2,865	2,983
6.000% due 09/20/2038 (f)	1,532	1,588

Small Business Administration
5.490% due 03/01/2028	1,408	1,480

		16,854

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	572	571

Total United States (Cost $42,348)		38,665

SHORT-TERM INSTRUMENTS 5.6%

U.S. TREASURY BILLS 0.3%
0.126% due 07/02/2009 - 07/16/2009 (b)(d)(f)	$207	207

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.3%
	365,942	3,663

Total Short-Term Instruments (Cost $3,870)		3,870

Total Investments 118.2% (Cost $85,171)		$81,644

Written Options (h) (0.1%) (Premiums $93)		(90)

Other Assets and Liabilities (Net) (18.1%)		(12,464)

Net Assets 100.0%		$69,090

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,774 at a weighted average interest rate of 0.306%. On June 30, 2009, securities valued at $3,836 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $891 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures	Long	09/2009	22	$20
Euro-Bund 10-Year Bond September Futures	Long	09/2009	31	42
Japan Government 10-Year Bond September Futures	Long	09/2009	5	124
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	60	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	20	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	5	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	36	(6)

				$152

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%		$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.120%		200	(3)	0	(3)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	1.074%		1,000	15	0	15
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.490%		369	(1)	0	(1)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.573%		200	(9)	0	(9)
Constellation Energy Group, Inc.	BOA	(1.460%	)	06/20/2012	1.822%		900	9	0	9
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	2.851%		100	(3)	0	(3)
Harris Corp.	BOA	(1.440%	)	12/20/2017	1.102%		500	(12)	0	(12)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.924%		100	21	0	21
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	24.816%		100	44	0	44
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.025%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.025%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.025%		200	4	0	4
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.533%		200	(6)	0	(6)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	3.181%		100	5	0	5
Pactiv Corp.	BOA	(1.053%	)	03/20/2018	0.837%		200	(3)	0	(3)
Quest Diagnostics, Inc.	BOA	(0.915%	)	12/20/2015	0.570%		200	(4)	0	(4)
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	6.770%		200	37	0	37
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.755%		100	15	0	15
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	1.256%	EUR	300	(18)	0	(18)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.664%		$1,000	(37)	0	(37)
Valero Energy Corp.	BCLY	(1.600%	)	06/20/2013	2.462%		100	3	0	3
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	1.593%		200	(4)	0	(4)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	1.556%		200	6	0	6
Vivendi	BNP	(1.742%	)	06/20/2013	1.186%		100	(2)	0	(2)
Vivendi	BNP	(1.780%	)	06/20/2013	1.186%		100	(2)	0	(2)
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.722%		200	(4)	0	(4)

								$51	$0	$51

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	$100	$9	$0	$9

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	$2,537	$159	$7	$152
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	488	27	18	9
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	1,562	15	(52)	67
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	1,400	20	56	(36)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	700	9	27	(18)
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019	700	13	31	(18)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	1,200	21	48	(27)

					$264	$135	$129

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$ 100	$(77)	$(30)	$(47)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	200	(134)	(61)	(73)

					$(211)	$(91)	$(120)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC	EUR	500	$9	$0	$9
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	3,500	(29)	5	(34)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		3,400	(14)	9	(23)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		1,200	(5)	3	(8)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	5,000	57	(5)	62
Pay	6-Month EUR-LIBOR	3.250%	09/15/2012	BCLY	EUR	3,500	30	5	25
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC	GBP	1,000	(49)	(21)	(28)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	560,000	26	18	8
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		160,000	2	4	(2)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		260,000	4	2	2

							$31	$20	$11

(h)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$2,000	$41	$49
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	42	36
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,400	6	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	200	0	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	2

							$93	$90

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	205	$3,000	EUR	2,000	$185
Sales	171	13,100		2,400	208
Closing Buys	(101)	(5,500)		(3,400)	(178)
Expirations	(275)	(4,000)		(1,000)	(122)
Exercised	0	0		0	0

Balance at 06/30/2009	0	$6,600	EUR	0	$93

(i)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	800	07/2009	BCLY	$1	$0	$1
Sell		666	07/2009	DUB	0	(6)	(6)
Buy		91	07/2009	GSC	0	0	0
Sell		348	07/2009	GSC	0	(7)	(7)
Sell		32	07/2009	MSC	0	0	0
Sell	BRL	1	08/2009	HSBC	0	0	0
Buy	CAD	114	07/2009	CSFB	0	(4)	(4)
Buy		80	07/2009	MSC	0	(4)	(4)
Sell		100	08/2009	HSBC	0	0	0
Sell		2,048	08/2009	JPM	105	0	105
Buy		14	08/2009	MSC	0	(1)	(1)
Buy		80	08/2009	RBS	0	0	0
Sell	CLP	2,123	11/2009	BCLY	0	0	0
Buy		4,000	11/2009	CITI	1	0	1
Buy	CNY	784	07/2009	BCLY	0	(7)	(7)
Sell		1,365	07/2009	BCLY	0	(4)	(4)
Buy		1,619	07/2009	DUB	0	(14)	(14)
Buy		816	07/2009	HSBC	0	(7)	(7)
Buy		831	07/2009	JPM	0	(7)	(7)
Sell		2,685	07/2009	JPM	0	(10)	(10)
Buy		138	09/2009	BCLY	0	0	0
Buy		208	09/2009	CITI	1	0	1
Buy		832	09/2009	DUB	2	0	2
Sell		1,593	09/2009	DUB	0	(8)	(8)
Buy		277	09/2009	HSBC	1	0	1
Buy		138	09/2009	JPM	0	0	0
Buy		771	05/2010	BCLY	0	(11)	(11)
Sell		1,638	05/2010	BCLY	0	(14)	(14)
Buy		867	05/2010	MLP	0	(12)	(12)
Sell	EUR	9,768	07/2009	BCLY	1	(95)	(94)
Sell		71	07/2009	BNP	0	0	0
Sell		27	07/2009	DUB	0	0	0
Sell		1,296	07/2009	HSBC	0	(12)	(12)
Sell		15	07/2009	MSC	0	0	0
Sell		2,622	07/2009	RBC	4	(32)	(28)
Buy		389	07/2009	RBS	6	0	6
Sell	GBP	2,037	07/2009	BCLY	0	(228)	(228)
Buy		24	07/2009	CITI	1	0	1
Sell		479	07/2009	CITI	0	(45)	(45)
Buy		1,857	07/2009	CSFB	88	0	88
Buy		300	07/2009	GSC	0	(1)	(1)
Sell		31	07/2009	GSC	0	(1)	(1)
Buy		33	07/2009	JPM	0	0	0
Buy		2	07/2009	MSC	0	0	0
Buy		153	07/2009	RBS	9	0	9
Sell		352	07/2009	RBS	1	0	1
Buy		39	07/2009	UBS	1	0	1
Sell		491	08/2009	MSC	3	0	3
Buy	HKD	1	09/2009	BCLY	0	0	0
Buy		3	09/2009	BOA	0	0	0
Buy		2	09/2009	CITI	0	0	0
Buy		2	09/2009	DUB	0	0	0
Buy		2	09/2009	JPM	0	0	0
Buy	JPY	9,743	07/2009	BCLY	0	(1)	(1)
Buy		1,646	07/2009	BNP	0	0	0
Sell		326,964	07/2009	BNP	0	(4)	(4)
Sell		959	07/2009	CSFB	0	0	0
Buy		5,056	07/2009	GSC	1	0	1
Sell		4,516	07/2009	GSC	0	(1)	(1)
Sell		315,995	08/2009	MSC	0	0	0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,208	07/2009	BCLY	$0	$0	$0
Buy		809	07/2009	BOA	0	0	0
Buy		805	07/2009	CITI	0	0	0
Buy		250	07/2009	DUB	0	0	0
Buy	MYR	22	08/2009	BCLY	0	0	0
Sell		56	08/2009	BCLY	0	0	0
Buy		17	08/2009	CITI	0	0	0
Buy		19	08/2009	HSBC	0	0	0
Sell	SEK	545	07/2009	RBS	3	0	3
Sell		545	10/2009	RBS	0	0	0
Buy	SGD	2	07/2009	CITI	0	0	0
Buy		1	07/2009	DUB	0	0	0
Sell	TWD	10	08/2009	BCLY	0	0	0
Sell		5	08/2009	CITI	0	0	0
Sell		6	08/2009	DUB	0	0	0
Sell		10	08/2009	JPM	0	0	0

					$229	$(536)	$(307)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$8,030	$0	$8,030
Germany	0	7,468	0	7,468
Japan	0	9,663	0	9,663
United Kingdom	0	3,097	513	3,610
United States	0	38,665	0	38,665
Short-Term Instruments	3,663	207	0	3,870
Other Investments ++	0	9,973	365	10,338

Investments, at value	$3,663	$77,103	$878	$81,644

Financial Derivative Instruments +++	$152	$(326)	$9	$(165)

Total	$3,815	$76,777	$887	$81,479

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United Kingdom	$0	$481	$0	$0	$32	$0	$513
Other Investments ++	248	326	9	(11)	35	(242)	365

Investments, at value	$248	$807	$9	$(11)	$67	$(242)	$878

Financial Derivative Instruments +++	$15	$0	$0	$0	$(6)	$0	$9

Total	$263	$807	$9	$(11)	$61	$(242)	$887

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$194	$0	$0	$0	$0	$194
Unrealized appreciation on foreign currency contracts	0	229	0	0	0	229
Unrealized appreciation on swap agreements	107	0	399	0	0	506

	$301	$229	$399	$0	$0	$929

Liabilities:
Written options outstanding	$90	$0	$0	$0	$0	$90
Variation margin payable ^^	42	0	0	0	0	42
Unrealized depreciation on foreign currency contracts	0	536	0	0	0	536
Unrealized depreciation on swap agreements	96	0	330	0	0	426

	$228	$536	$330	$0	$0	$1,094

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$87	$0	$0	$0	$0	$87
Net realized gain on futures contracts, written options and swaps	1,245	0	240	0	0	1,485
Net realized (loss) on foreign currency transactions	0	(1,327)	0	0	0	(1,327)

	$1,332	$(1,327)	$240	$0	$0	$245

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(101)	$0	$0	$0	$0	$(101)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,646	0	(949)	0	0	697
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,054	0	0	0	1,054

	$1,545	$1,054	$(949)	$0	$0	$1,650

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

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(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all

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Notes to Financial Statements (Cont.)

rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

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losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default

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Notes to Financial Statements (Cont.)

swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the

“Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$996	$5,238

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Foreign Bond Portfolio (U.S. Dollar-Hedged)	$ 0	$ 29,502	$25,841	$0	$3,663	$2	$1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$78,705	$89,222	$178,822	$205,986

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	901	8,915	4,666	47,330
Issued as reinvestment of distributions
Institutional Class	1	0	0	1
Administrative Class	125	1,217	254	2,508
Cost of shares redeemed
Institutional Class	0	0	(1)	0
Administrative Class	(2,107)	(20,311)	(3,718)	(36,679)
Net increase (decrease) resulting from Portfolio share transactions	(1,080)	$(10,179)	1,201	$13,160

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	6	85

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,133	$(5,660)	$(3,527)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio

(Unhedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	54.2%
Short-Term Instruments	10.1%
Japan	8.8%
Germany	5.7%
France	5.2%
Other	16.0%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (01/10/02)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	4.38%	-0.66%	4.40%	7.28%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-2.50%	4.99%	6.11%	8.25%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 12/31/01.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.97% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,043.80	$1,020.33
Expenses Paid During Period†	$4.56	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds benefited performance as spreads on these bonds narrowed.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and asset-backed securities benefited performance as prices on these securities increased during the period.

»	A position in Japanese inflation-linked bonds (“ILBs”), especially in March, benefited returns as Japanese ILBs outperformed nominal Japanese government bonds.

»	Exposure to U.S. long-dated payer swaps detracted from performance as yields narrowed during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$12.25	$12.78	$12.06	$11.91	$13.27	$13.03
Net investment income (a)	0.23	0.48	0.41	0.42	0.35	0.26
Net realized/unrealized gain (loss) on investments	0.30	(0.58)	0.74	0.13	(1.22)	1.08
Total income (loss) from investment operations	0.53	(0.10)	1.15	0.55	(0.87)	1.34
Dividends from net investment income	(0.20)	(0.43)	(0.40)	(0.40)	(0.32)	(0.24)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00	(0.17)	(0.86)
Total distributions	(0.20)	(0.43)	(0.43)	(0.40)	(0.49)	(1.10)
Net asset value end of year or period	$12.58	$12.25	$12.78	$12.06	$11.91	$13.27
Total return	4.38%	(0.85)%	9.73%	4.63%	(6.61)%	10.60%
Net assets end of year or period (000s)	$393,797	$293,365	$240,711	$173,894	$94,214	$41,695
Ratio of expenses to average net assets	0.90%*	0.97%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.86%*	3.72%	3.36%	3.49%	2.82%	2.03%
Portfolio turnover rate	351%	661%	560%	224%	320%	319%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$352,463
Investments in Affiliates, at value	37,332
Repurchase agreements, at value	1,200
Cash	1,091
Deposits with counterparty	2,848
Foreign currency, at value	2,550
Receivable for investments sold	14,058
Receivable for Portfolio shares sold	45,919
Interest and dividends receivable	3,525
Dividends receivable from Affiliates	16
Swap premiums paid	2,711
Unrealized appreciation on foreign currency contracts	1,435
Unrealized appreciation on swap agreements	3,265
468,413

Liabilities:
Payable for investments purchased	$21,147
Payable for investments in Affiliates purchased	16
Payable for investments purchased on a delayed-delivery basis	28,539
Payable for Portfolio shares redeemed	475
Payable for short sales	4,655
Written options outstanding	573
Deposits from counterparty	4,567
Accrued investment advisory fee	71
Accrued supervisory and administrative fee	143
Accrued distribution fee	1
Accrued servicing fee	41
Variation margin payable	182
Swap premiums received	933
Unrealized depreciation on foreign currency contracts	932
Unrealized depreciation on swap agreements	2,387
Other liabilities	5
64,667

Net Assets	$403,746

Net Assets Consist of:
Paid in capital	$401,998
Undistributed net investment income	10,212
Accumulated undistributed net realized gain	8,804
Net unrealized (depreciation)	(17,268)
$403,746

Net Assets:
Institutional Class	$2,157
Administrative Class	393,797
Advisor Class	7,792

Shares Issued and Outstanding:
Institutional Class	171
Administrative Class	31,298
Advisor Class	619

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.58
Administrative Class	12.58
Advisor Class	12.58

Cost of Investments Owned	$372,183
Cost of Investments in Affiliates Owned	$37,332
Cost of Repurchase Agreements Owned	$1,200
Cost of Foreign Currency Held	$2,549
Proceeds Received on Short Sales	$4,603
Premiums Received on Written Options	$864

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$7,310
Dividends	4
Dividends from Affiliate investments	29
Total Income	7,343

Expenses:
Investment advisory fees	384
Supervisory and administrative fees	767
Servicing fees – Administrative Class	225
Distribution and/or servicing fees – Advisor Class	6
Trustees’ fees	2
Interest expense	6
Total Expenses	1,390

Net Investment Income	5,953

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,095
Net realized gain on Affiliate investments	6
Net realized gain on futures contracts, written options and swaps	8,285
Net realized (loss) on foreign currency transactions	(3,087)
Net change in unrealized (depreciation) on investments	(2,539)
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,576)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,580
Net Gain	9,761

Net Increase in Net Assets Resulting from Operations	$15,714

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$5,953	$11,642
Net realized gain	13,293	3,726
Net realized gain on Affiliate investments	6	0
Net change in unrealized (depreciation)	(3,535)	(26,911)
Net change in unrealized (depreciation) on Affiliate investments	(3)	0
Net increase (decrease) resulting from operations	15,714	(11,543)

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(29)
Administrative Class	(5,006)	(10,453)
Advisor Class	(83)	(43)

Total Distributions	(5,119)	(10,525)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,260	1,786
Administrative Class	136,642	247,900
Advisor Class	4,173	3,931
Issued as reinvestment of distributions
Institutional Class	30	29
Administrative Class	5,006	10,453
Advisor Class	83	43
Cost of shares redeemed
Institutional Class	(709)	(462)
Administrative Class	(51,439)	(183,804)
Advisor Class	(412)	(242)
Net increase resulting from Portfolio share transactions	94,634	79,634

Total Increase in Net Assets	105,229	57,566

Net Assets:
Beginning of period	298,517	240,951
End of period*	$403,746	$298,517

*Including undistributed net investment income of:	$10,212	$9,378

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.6%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,295

Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,079

Medallion Trust
0.791% due 05/25/2035		553	498

National Australia Bank Ltd.
0.831% due 06/29/2016		600	527
4.250% due 03/26/2012	AUD	1,400	1,106

Puma Finance Ltd.
0.822% due 02/21/2038		$507	453
3.290% due 08/22/2037	AUD	614	460
3.555% due 07/12/2036		182	139

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,100

Superannuation Members Home Loans Global Fund
1.116% due 11/09/2035		$4,347	3,910

Swan Trust
1.018% due 05/12/2037		606	528
3.260% due 05/12/2037	AUD	833	621

Torrens Trust
3.527% due 10/19/2038		1,011	726

Total Australia (Cost $14,954)			14,442

BERMUDA 0.2%

Merna Reinsurance Ltd.
1.248% due 07/07/2010		$700	652

Total Bermuda (Cost $697)			652

CANADA 0.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,368

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	160

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	898

Rogers Communications, Inc.
7.250% due 12/15/2012		200	215

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,045

Total Canada (Cost $3,897)			3,686

CAYMAN ISLANDS 0.3%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$400	390

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	350

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	322

Total Cayman Islands (Cost $1,222)			1,062

FRANCE 5.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	400	$306

Dexia Credit Local
2.375% due 09/23/2011		$10,400	10,476

France Government Bond
4.750% due 04/25/2035	EUR	1,500	2,223
5.750% due 10/25/2032		1,200	2,015

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,841

Societe Financement de l'Economie Francaise
3.375% due 05/05/2014		1,500	1,506

Vivendi
5.750% due 04/04/2013		900	907
6.625% due 04/04/2018		100	101

Total France (Cost $20,889)			20,401

GERMANY 5.5%

Driver One GmbH
0.916% due 10/21/2015	EUR	500	667

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,268
4.875% due 06/17/2019		$5,300	5,502

Republic of Germany
4.000% due 01/04/2037	EUR	3,700	4,997
4.750% due 07/04/2034		2,200	3,289
5.500% due 01/04/2031		2,700	4,395

Total Germany (Cost $21,438)			22,118

IRELAND 0.4%

Cars Alliance Funding PLC
1.586% due 10/08/2023	EUR	500	628

Immeo Residential Finance PLC
1.437% due 12/15/2016		947	862

SC Germany Auto
1.032% due 08/11/2015		201	274

Total Ireland (Cost $2,396)			1,764

ITALY 0.3%

Locat Securitisation Vehicle SRL
1.443% due 12/12/2028	EUR	717	898

Siena Mortgages SpA
1.498% due 12/16/2038		104	140

Split SRL
1.546% due 10/25/2018		201	267

Total Italy (Cost $1,482)			1,305

JAPAN 8.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	136

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	120,960	1,107
1.100% due 12/10/2016		1,083,240	9,931
1.200% due 06/10/2017		121,320	1,103
1.200% due 12/10/2017		552,200	4,995
1.400% due 06/10/2018		849,150	7,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
2.300% due 05/20/2030	JPY	7,000	$75
2.400% due 03/20/2034		130,000	1,405
2.500% due 09/20/2035		290,000	3,203
2.500% due 03/20/2036		10,000	110
2.500% due 06/20/2036		190,000	2,100
2.500% due 09/20/2037		200,000	2,216

Resona Bank Ltd.
5.850% due 09/29/2049		$100	76

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	92

Total Japan (Cost $32,818)			34,253

JERSEY, CHANNEL ISLANDS 0.4%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	93

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,427

Total Jersey, Channel Islands
(Cost $1,254)			1,520

LUXEMBOURG 0.0%

Silver Arrow S.A.
0.915% due 08/15/2014	EUR	27	37

Total Luxembourg (Cost $41)			37

NETHERLANDS 3.6%

Dutch Mortgage-Backed Securities BV
1.790% due 10/02/2079	EUR	662	901

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		7,600	10,714

ING Bank NV
3.900% due 03/19/2014		$2,800	2,855

Total Netherlands (Cost $13,891)			14,470

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,547

Total New Zealand (Cost $1,500)			1,547

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,014

Total Norway (Cost $1,077)			1,014

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	2,022

Total Portugal (Cost $2,200)			2,022

RUSSIA 0.2%

Gaz Capital S.A.
7.343% due 04/11/2013		$200	194
8.146% due 04/11/2018		300	275

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$494	$480

Total Russia (Cost $993)			949

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	700

Total South Korea (Cost $770)			700

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
1.516% due 10/25/2037	EUR	143	144

Bankinter S.A.
5.000% due 05/14/2010		1,900	2,719

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	444

Total Spain (Cost $3,772)			3,307

SWITZERLAND 0.5%

UBS AG
5.750% due 04/25/2018		1,900	1,733
5.875% due 12/20/2017		500	467

Total Switzerland (Cost $2,389)			2,200

UNITED KINGDOM 2.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	2,952

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	955
10.179% due 06/12/2021		1,920	2,052

HBOS PLC
6.750% due 05/21/2018		800	605

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,200	426

Permanent Financing PLC
1.411% due 09/10/2032	EUR	600	794

Punch Taverns Finance PLC
2.354% due 10/15/2032	GBP	100	41

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$1,400	1,411
9.118% due 03/31/2049		800	652

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	201

TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,696

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	93

Total United Kingdom (Cost $13,808)			11,878

UNITED STATES 52.5%

ASSET-BACKED SECURITIES 3.8.%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		363	295

Accredited Mortgage Loan Trust
0.364% due 02/25/2037		236	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	$1	$1
1.014% due 10/25/2031	2	1

Asset-Backed Funding Certificates
0.374% due 01/25/2037	184	151

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	157	144

Capital Auto Receivables Asset Trust
1.769% due 10/15/2012	800	795

Carrington Mortgage Loan Trust
0.364% due 12/25/2036	350	259

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	434	411
0.364% due 08/25/2037	327	292

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	257	210

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	174	161

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	613	613
1.219% due 01/15/2011	842	842
1.739% due 06/15/2012	500	502
5.260% due 10/15/2010	153	154

Franklin Auto Trust
1.315% due 10/20/2011	409	410

Fremont Home Loan Trust
0.364% due 10/25/2036	143	90

GSAMP Trust
0.414% due 01/25/2047	217	200
0.604% due 03/25/2034	7	7

Home Equity Mortgage Trust
5.500% due 01/25/2037	213	28

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	216	131

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	120	113

JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036	264	205

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	28	28

Morgan Stanley ABS Capital I
1.114% due 07/25/2037	5,312	3,807

Nelnet Student Loan Trust
0.618% due 12/27/2016	1,110	1,103
1.622% due 04/27/2015	583	583

SACO I, Inc.
0.374% due 05/25/2036	32	18
0.514% due 04/25/2035	10	4

Securitized Asset-Backed Receivables LLC Trust
0.364% due 12/25/2036	215	193

SLC Student Loan Trust
1.079% due 06/15/2017	800	777

SLM Student Loan Trust
0.829% due 12/17/2018	172	170
1.092% due 10/25/2016	247	246
1.592% due 10/25/2017	1,600	1,563

Structured Asset Securities Corp.
0.714% due 05/25/2034	10	8
4.900% due 04/25/2035	40	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		$6	$5

Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		316	260

Wells Fargo Home Equity Trust
0.544% due 10/25/2035		85	80

			15,102

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.320% due 08/03/2012		2,161	2,013

CORPORATE BONDS & NOTES 30.5%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,125

American Express Co.
7.000% due 03/19/2018		1,500	1,459

American Express Credit Corp.
5.875% due 05/02/2013		200	199

American General Finance Corp.
6.900% due 12/15/2017		100	54

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,000	288
6.250% due 03/15/2037		$100	26
8.000% due 05/22/2038	EUR	1,700	537
8.175% due 05/15/2058		$1,800	514
8.250% due 08/15/2018		1,000	589

AutoZone, Inc.
5.875% due 10/15/2012		100	104

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	498
5.650% due 05/01/2018		$100	89

Bear Stearns Cos. LLC
0.763% due 10/02/2009 (j)	CAD	300	258
6.400% due 10/02/2017		$1,000	1,003
7.250% due 02/01/2018		1,300	1,372

Block Financial LLC
7.875% due 01/15/2013		2,000	2,169

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,388
6.400% due 06/15/2016		200	187

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,093

Caterpillar Financial Services Corp.
1.354% due 06/24/2011		1,600	1,581

Centex Corp.
5.250% due 06/15/2015		3,800	3,296
5.700% due 05/15/2014		1,200	1,095

CenturyTel, Inc.
6.000% due 04/01/2017		4,700	4,248

CIT Group, Inc.
1.352% due 07/28/2011		1,100	749
5.600% due 04/27/2011		800	600

Citigroup Capital XXI
8.300% due 12/21/2077		300	234

Citigroup Funding, Inc.
2.036% due 05/07/2010		2,200	2,155

Citigroup, Inc.
4.250% due 02/25/2030	EUR	100	79
4.750% due 05/31/2017		100	98
4.750% due 02/10/2019		200	191
6.125% due 11/21/2017		$800	703

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$2,000	$1,752
8.400% due 04/29/2049 (a)		500	376

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	976

CMS Energy Corp.
2.081% due 01/15/2013		200	167

CNA Financial Corp.
6.000% due 08/15/2011		200	190

CSX Corp.
6.300% due 03/15/2012		200	206

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	1,805

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	951

DR Horton, Inc.
6.000% due 04/15/2011		200	197

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	296

Erac USA Finance Co.
5.800% due 10/15/2012		800	749

FPL Group Capital, Inc.
1.494% due 06/17/2011		600	607

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	600	490

Goldman Sachs Group, Inc.
5.375% due 02/15/2013		200	284
5.950% due 01/18/2018		$500	486
6.150% due 04/01/2018		700	683

Harris Corp.
5.950% due 12/01/2017		1,500	1,535

International Lease Finance Corp.
5.350% due 03/01/2012		200	156
5.400% due 02/15/2012		200	156

iStar Financial, Inc.
5.150% due 03/01/2012		200	101

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	149
6.000% due 01/15/2018		$1,800	1,791

JPMorgan Chase Capital XX
6.550% due 09/15/2066		400	319

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	80

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		900	137
5.625% due 01/24/2013 (a)		1,000	156
6.875% due 05/02/2018 (a)		800	132

Ltd. Brands, Inc.
6.900% due 07/15/2017		1,000	867

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,469

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	1,950

Masco Corp.
6.125% due 10/03/2016		200	168

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	10,529

Merck & Co., Inc.
4.750% due 03/01/2015		200	209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.712% due 03/23/2010	$500	$492
3.188% due 05/12/2010	2,800	2,785
6.875% due 04/25/2018	1,500	1,391

Metropolitan Life Global Funding I
0.879% due 03/15/2012	900	853
5.125% due 04/10/2013	1,300	1,324

Mohawk Industries, Inc.
6.625% due 01/15/2016	1,000	890

Morgan Stanley
1.399% due 01/09/2012	1,200	1,082
1.557% due 10/18/2016	200	162
1.611% due 10/15/2015	1,000	858
6.000% due 04/28/2015	700	699
6.625% due 04/01/2018	1,600	1,598

Motorola, Inc.
5.375% due 11/15/2012	11,090	10,401

Nabors Industries, Inc.
6.150% due 02/15/2018	4,100	3,942

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	447

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	57	57

NGPL PipeCo. LLC
7.119% due 12/15/2017	500	525

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	1,035

Pricoa Global Funding I
0.734% due 06/26/2012	900	837
1.446% due 06/04/2010	2,000	1,983

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	799

Ryder System, Inc.
5.850% due 11/01/2016	200	182

Sara Lee Corp.
6.250% due 09/15/2011	200	211

Sealed Air Corp.
5.625% due 07/15/2013	1,000	905

SLM Corp.
5.375% due 05/15/2014	400	322
8.450% due 06/15/2018	200	171

Sprint Capital Corp.
8.375% due 03/15/2012	11,500	11,385

Sprint Nextel Corp.
6.000% due 12/01/2016	200	164

State Street Capital Trust IV
1.629% due 06/01/2077	500	290

Target Corp.
7.000% due 01/15/2038	600	641

Time Warner, Inc.
1.150% due 11/13/2009	400	399
5.500% due 11/15/2011	200	207

Tyson Foods, Inc.
10.500% due 03/01/2014	3,500	3,815

UnitedHealth Group, Inc.
0.789% due 06/21/2010	1,000	991

UST, Inc.
5.750% due 03/01/2018	1,000	914

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	1,022

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,042

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	$2,455

Yum! Brands, Inc.
6.250% due 03/15/2018		$700	721

			123,090

MORTGAGE-BACKED SECURITIES 6.4%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		54	35

American Home Mortgage Assets
0.504% due 05/25/2046		644	238
0.524% due 10/25/2046		887	289

Banc of America Funding Corp.
5.888% due 04/25/2037		800	501
5.967% due 10/20/2046		489	252

BCAP LLC Trust
0.484% due 01/25/2037		780	298

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		175	150
2.500% due 08/25/2035		350	307
2.900% due 03/25/2035		488	422
3.788% due 08/25/2033		64	57
4.248% due 05/25/2034		139	109
4.550% due 08/25/2035		369	326
4.630% due 05/25/2034		46	32
4.654% due 10/25/2033		62	55
4.808% due 11/25/2034		36	30
5.457% due 05/25/2047		1,001	584

Bear Stearns Alt-A Trust
5.490% due 09/25/2035		282	153
5.521% due 11/25/2035		403	218
6.250% due 08/25/2036		507	239

Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019		503	433
5.540% due 09/11/2041		500	416

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		288	222

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046		240	146

CC Mortgage Funding Corp.
0.494% due 07/25/2036		254	117

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	284

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		184	146
4.748% due 08/25/2035		173	137

Countrywide Alternative Loan Trust
0.495% due 02/20/2047		445	173
0.510% due 12/20/2046		896	360
0.525% due 03/20/2046		276	113
0.525% due 07/20/2046		796	308
0.594% due 02/25/2037		339	155
0.664% due 05/25/2037		177	70
2.840% due 11/25/2035		80	35
3.380% due 11/25/2035		80	35
5.250% due 06/25/2035		85	68
5.889% due 11/25/2035		768	431
6.000% due 04/25/2037		234	127
6.133% due 08/25/2036		354	306
6.250% due 08/25/2037		84	45
6.500% due 06/25/2036		439	218

Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		182	81
0.604% due 04/25/2035		59	27
0.634% due 03/25/2035		212	95

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.644% due 02/25/2035	$19	$10
0.694% due 09/25/2034	23	11
4.122% due 11/19/2033	140	124
4.543% due 08/25/2034	20	13
4.786% due 11/25/2034	63	48

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	262	143

CS First Boston Mortgage Securities Corp.
4.214% due 08/25/2033	93	82
6.500% due 04/25/2033	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	433

First Horizon Asset Securities, Inc.
3.170% due 07/25/2033	22	19
4.742% due 12/25/2033	36	29
6.250% due 08/25/2017	88	87

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	57	58

Greenpoint Mortgage Funding Trust
0.584% due 11/25/2045	22	10

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	640

GSR Mortgage Loan Trust
3.726% due 06/25/2034	22	19
4.469% due 09/25/2035	935	787
4.535% due 03/25/2033	49	45

Harborview Mortgage Loan Trust
0.503% due 01/19/2038	143	61
0.683% due 02/19/2034	6	5
2.190% due 12/19/2036	310	109
4.353% due 05/19/2033	83	71

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	665	412

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	220	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	961
5.429% due 12/12/2043	300	243

JPMorgan Mortgage Trust
4.381% due 11/25/2033	52	46
4.773% due 07/25/2035	520	418
5.009% due 07/25/2035	572	438
5.012% due 02/25/2035	106	93

MASTR Alternative Loans Trust
0.714% due 03/25/2036	99	36

MASTR Asset Securitization Trust
4.500% due 03/25/2018	84	83

Mellon Residential Funding Corp.
0.759% due 12/15/2030	34	28

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	721
5.172% due 12/12/2049	300	219
6.156% due 08/12/2049	1,900	1,318

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	236	127
0.564% due 08/25/2036	68	31
4.668% due 02/25/2033	31	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	293	237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$50	$30

Residential Accredit Loans, Inc.
0.464% due 02/25/2047	333	128
0.494% due 06/25/2046	839	323
0.524% due 04/25/2046	354	134

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034	93	78
4.802% due 02/25/2034	35	27
5.199% due 09/25/2034	178	153

Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046	910	381
0.524% due 05/25/2046	208	84
0.534% due 05/25/2036	931	370
0.534% due 09/25/2047	600	114
0.563% due 07/19/2035	682	436
0.663% due 03/19/2034	17	11
0.893% due 07/19/2034	9	5

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	432	388

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	531	383
5.342% due 12/15/2043	1,500	991

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	126	59
0.604% due 10/25/2045	65	34
0.624% due 01/25/2045	21	10
0.634% due 01/25/2045	20	10
0.854% due 12/25/2027	80	60
2.139% due 02/25/2047	859	346
2.740% due 08/25/2042	14	9
2.877% due 02/27/2034	14	11
2.909% due 06/25/2033	33	26
3.127% due 07/25/2046	423	178
3.711% due 03/25/2034	132	111
4.542% due 09/25/2033	2,969	2,546
5.394% due 02/25/2037	944	560

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.280% due 07/25/2046	149	51

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	243	235
4.694% due 04/25/2036	67	54
4.750% due 10/25/2018	144	141
4.950% due 03/25/2036	333	236

		25,991

MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	254

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	873

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	226

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

		2,856

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
1.343% due 12/31/2049	58	$502

SLM Corp.
0.700% due 03/15/2017	500	6

SLM Corp. CPI Linked
0.750% due 01/16/2018	3,100	39

		547

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 10.5%

Fannie Mae
0.429% due 03/25/2034	$22	20
0.464% due 08/25/2034	12	12
0.514% due 10/27/2037	1,600	1,457
0.564% due 06/25/2044	9	9
4.287% due 11/01/2034	173	175
4.676% due 10/01/2034	14	15
4.934% due 12/01/2034	31	32
5.500% due 10/01/2016 - 05/01/2047	4,102	4,231
5.870% due 02/01/2021	40	41
6.000% due 07/25/2044	75	77

Freddie Mac
0.549% due 02/15/2019	940	922
0.594% due 09/25/2031	52	47
0.702% due 03/09/2011 (e)	528	530
0.819% due 04/15/2028	694	689
0.888% due 02/01/2011 (e)	145	145
0.926% due 05/04/2011 (e)	317	318
0.937% due 08/05/2011 (e)	7	7
2.638% due 10/25/2044	115	113
3.750% due 03/27/2019	1,200	1,182
4.000% due 03/01/2010	257	261
4.500% due 02/15/2017 - 02/01/2018	1,252	1,287
4.510% due 02/01/2029	16	16
5.000% due 03/15/2017	174	180
5.328% due 04/01/2037	204	211
5.500% due 06/01/2036	1,015	1,052
6.000% due 04/15/2036 - 08/01/2038	1,942	2,026

Ginnie Mae
4.125% due 11/20/2024	5	5
6.000% due 09/20/2038 - 07/01/2039	24,341	25,396
6.500% due 02/15/2038 - 07/01/2039	1,899	2,016

		42,472

Total United States (Cost $229,629)		212,071

SHORT-TERM INSTRUMENTS 9.8%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.100% due 07/01/2009	$1,200	1,200

(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,234. Repurchase proceeds are $1,200.)

U.S. TREASURY BILLS 0.3%
0.082% due 07/02/2009 - 07/09/2009 (b)(e)	1,020	1,020

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.2%
	3,729,828	$37,332

Total Short-Term Instruments (Cost $39,555)		39,552

PURCHASED OPTIONS (h) 0.0%
(Cost $43)		45

Total Investments 96.8% (Cost $410,715)		$390,995

Written Options (i) (0.1%) (Premiums $864)		(573)

Other Assets and Liabilities (Net) 3.3%		13,324

Net Assets 100.0%		$403,746

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,357 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Cash of $2,848 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures Put Options Strike @ EUR 107.000	Long	09/2009	70	$0
Euro-Bund 10-Year Bond September Futures	Long	09/2009	322	1,028
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 105.000	Long	09/2009	209	0
Japan Government 10-Year Bond September Futures	Long	09/2009	8	183
U.S. Treasury 10-Year Note September Futures	Long	09/2009	100	80
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	485	(523)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	31
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	10	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	149	(49)

				$741

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.088%	$1,000	$(29)	$0	$(29)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	12.008%	100	41	0	41
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.502%	100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	2.293%	200	5	0	5
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	2.293%	500	11	0	11
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	3.190%	600	48	47	1
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.145%	1,100	(6)	0	(6)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.145%	600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.103%	700	(7)	0	(7)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.103%	300	(5)	0	(5)
Bear Stearns Cos. LLC	BNP	(2.180%	)	03/20/2018	1.074%	600	(48)	0	(48)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.077%	1,000	22	0	22
Bear Stearns Cos. LLC	RBS	(2.223%	)	03/20/2018	1.074%	700	(58)	0	(58)
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	0.709%	2,000	(23)	0	(23)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.102%	1,500	7	7	0
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.111%	200	(12)	0	(12)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	2.078%	5,900	276	266	10
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.590%	1,200	31	16	15
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.531%	3,800	103	41	62
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	0.881%	4,700	(39)	(3)	(36)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	3.834%		$2,000	$345	$0	$345
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.148%		1,000	77	0	77
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	3.246%		200	12	0	12
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.698%		200	2	0	2
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	2.442%		2,000	109	46	63
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.218%		1,000	(16)	0	(16)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	2.851%		200	(5)	0	(5)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	2.718%		800	0	0	0
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	2.344%		1,000	45	0	45
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	1.612%		100	0	0	0
Harris Corp.	BOA	(1.440%	)	12/20/2017	1.102%		1,500	(36)	0	(36)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.924%		200	42	0	42
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.924%		200	43	0	43
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	24.816%		200	89	0	89
JPMorgan Chase & Co.	BNP	(0.737%	)	03/20/2018	1.025%		700	14	0	14
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.025%		700	15	0	15
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.506%		200	14	0	14
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.647%		2,000	108	0	108
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.573%		1,000	(18)	0	(18)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	3.556%		1,800	252	176	76
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.533%		1,000	(3)	0	(3)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.533%		1,000	(7)	0	(7)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.379%		200	27	0	27
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.092%		10,800	30	71	(41)
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.457%		200	(1)	0	(1)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	3.260%		1,000	89	0	89
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.835%		500	(1)	0	(1)
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.917%		200	19	0	19
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	2.363%		11,090	481	411	70
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.382%		1,000	39	0	39
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.382%		1,000	53	0	53
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.382%		2,100	49	0	49
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	3.304%		500	31	0	31
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	1.282%		200	2	0	2
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.502%		1,000	2	0	2
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.463%		1,000	(71)	0	(71)
Rogers Communications, Inc.	MSC	(0.540%	)	12/20/2012	1.535%		200	7	0	7
Ryder System, Inc.	JPM	(0.460%	)	12/20/2016	2.158%		200	20	0	20
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.299%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.255%		1,000	8	0	8
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.653%	GBP	1,000	2	0	2
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	3.639%		$3,100	(110)	(142)	32
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	3.639%		8,400	555	459	96
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.755%		200	29	0	29
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	1.322%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.737%		200	2	0	2
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	2.029%		4,000	173	136	37
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	1.256%	EUR	800	(49)	0	(49)
UBS Warburg LLC	BNP	(2.980%	)	03/20/2019	1.275%		$100	(13)	0	(13)
UBS Warburg LLC	BOA	(2.280%	)	06/20/2018	1.273%		1,300	(96)	0	(96)
UST, Inc.	GSC	(0.720%	)	03/20/2018	0.381%		1,000	(26)	0	(26)
Vivendi	BNP	(1.742%	)	06/20/2013	1.186%		300	(6)	0	(6)
Vivendi	BNP	(1.780%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	BNP	(1.820%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	DUB	(1.500%	)	06/20/2018	1.284%		100	(2)	0	(2)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	2.391%	GBP	1,000	(140)	0	(140)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	4.249%		$100	10	0	10
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.722%		700	(12)	0	(12)

								$2,477	$1,531	$946

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	2.396%	$1,400	$(74)	$0	$(74)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	700	64	0	64
General Electric Capital Corp.	DUB	5.000%	09/20/2014	4.176%	1,000	36	33	3
SLM Corp.	CITI	5.000%	06/20/2011	8.506%	1,200	(71)	(228)	157

						$(45)	$(195)	$150

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		$11,517	$720	$34	$686
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017		878	55	22	33
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		3,123	176	13	163
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,855	104	69	35
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		2,440	22	(82)	104
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		488	4	(7)	11
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		6,300	89	136	(47)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		6,500	114	301	(187)
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016	EUR	700	77	(4)	81

							$1,361	$482	$879

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$500	$(385)	$(150)	$(235)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	499	(334)	(152)	(182)

					$(719)	$(302)	$(417)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$18	$1	$17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	10	0	10
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	9,200	(74)	14	(88)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	DUB		12,600	(55)	31	(86)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		1,100	(5)	3	(8)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		8,100	(35)	21	(56)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	4,500	(39)	(61)	22
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	MLP		2,700	(24)	(8)	(16)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		33,600	(292)	11	(303)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	11	(1)	12
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		2,000	23	(2)	25
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	14	6	8
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC	GBP	16,300	(31)	283	(314)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	1,080,000	15	(23)	38
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		1,490,000	21	(14)	35
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		1,710,000	24	(1)	25
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		110,000	1	2	(1)

							$(418)	$262	$(680)

(h)	Purchased options outstanding on June 30, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$101.500	08/21/2009	$3,600	$24	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	19	16

				$43	$45

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	151	$155	$62
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	235	261	109
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	12	2	1

				$418	$172

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$2,400	$7	$5
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	6,800	45	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,300	11	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	2,300	9	14
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,300	22	13
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	400	1	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	7,500	143	182
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,500	161	137

							$399	$356

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$ 101.500	08/21/2009	$3,600	$ 27	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	20	16

				$ 47	$45

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	753	$26,000	EUR	7,000	$933
Sales	1,143	79,000		8,100	1,623
Closing Buys	(436)	(52,800)		(11,600)	(1,243)
Expirations	(1,062)	(13,000)		(3,500)	(449)
Exercised	0	0		0	0

Balance at 06/30/2009	398	$39,200	EUR	0	$864

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	0.763%	10/02/2009	06/06/2008	$293	$258	0.06%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	07/01/2039	$4,000	$4,086	$4,128
U.S. Treasury Bonds	3.500%	02/15/2039	600	517	527

				$4,603	$4,655

(6)	Market value includes $8 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	50	07/2009	BCLY	$0	$0	$0
Sell		5,382	07/2009	GSC	0	(101)	(101)
Buy		706	07/2009	UBS	0	(5)	(5)
Buy	BRL	2,236	08/2009	HSBC	34	0	34
Buy	CAD	41	08/2009	BCLY	0	(1)	(1)
Buy		1,366	08/2009	DUB	0	(10)	(10)
Buy		4,306	08/2009	JPM	0	(230)	(230)
Buy		97	08/2009	MSC	0	(1)	(1)
Sell	CLP	10,862	11/2009	BCLY	0	(2)	(2)
Buy		10,300	11/2009	CITI	2	0	2
Buy	CNY	2,887	07/2009	BCLY	0	(26)	(26)
Sell		4,636	07/2009	BCLY	0	(15)	(15)
Buy		6,540	07/2009	DUB	0	(57)	(57)
Buy		1,671	07/2009	HSBC	0	(14)	(14)
Buy		2,617	07/2009	JPM	0	(23)	(23)
Sell		9,078	07/2009	JPM	0	(34)	(34)
Buy		552	09/2009	BCLY	1	0	1
Buy		555	09/2009	CITI	1	0	1
Buy		2,633	09/2009	DUB	6	0	6
Sell		5,333	09/2009	DUB	0	(26)	(26)
Buy		1,109	09/2009	HSBC	3	0	3
Buy		483	09/2009	JPM	1	0	1
Buy		2,548	05/2010	BCLY	0	(37)	(37)
Sell		5,414	05/2010	BCLY	0	(45)	(45)
Buy		2,866	05/2010	MLP	0	(40)	(40)
Buy		44,970	06/2011	BCLY	0	(60)	(60)
Buy	DKK	13,098	07/2009	RBS	0	(33)	(33)
Buy		13,098	10/2009	RBS	1	0	1
Buy	EUR	43,469	07/2009	BCLY	327	0	327
Buy		1,131	07/2009	BOA	10	0	10
Buy		280	07/2009	HSBC	0	0	0
Sell		114	07/2009	HSBC	0	(1)	(1)
Buy		445	07/2009	RBS	7	0	7
Buy	GBP	2,075	07/2009	BCLY	73	(6)	67
Sell		214	07/2009	BCLY	0	(4)	(4)
Buy		7,970	07/2009	CITI	781	0	781
Sell		219	07/2009	CSFB	0	(10)	(10)
Sell		554	07/2009	GSC	3	(9)	(6)
Buy		140	07/2009	RBS	11	0	11
Sell		133	07/2009	RBS	0	(3)	(3)
Buy		1,646	08/2009	HSBC	0	(3)	(3)
Buy		9,065	08/2009	MSC	0	(62)	(62)
Sell	INR	95	07/2009	BCLY	0	0	0
Buy		227	07/2009	BOA	1	0	1
Buy		231	07/2009	CITI	0	0	0
Sell		248	07/2009	CITI	0	0	0
Buy		201	07/2009	DUB	0	0	0
Sell		95	07/2009	HSBC	0	0	0
Sell		95	07/2009	JPM	0	0	0
Sell		87	07/2009	MSC	0	0	0
Buy		95	10/2009	BCLY	0	0	0
Buy		288	10/2009	CITI	0	0	0
Buy		95	10/2009	HSBC	0	0	0
Buy		95	10/2009	JPM	0	0	0
Buy		87	10/2009	MSC	0	0	0
Buy	JPY	106,523	07/2009	BCLY	17	0	17
Buy		9,524,697	07/2009	BNP	109	0	109
Buy		142,789	07/2009	BOA	28	0	28
Sell		2,837	07/2009	CSFB	0	(1)	(1)
Buy		269,674	07/2009	DUB	0	(1)	(1)
Buy		20,294	07/2009	GSC	4	0	4
Sell		9,404	07/2009	GSC	0	(1)	(1)
Buy		633	07/2009	MSC	0	0	0
Buy		4,833	07/2009	RBS	0	0	0
Buy		41,545	08/2009	HSBC	0	0	0
Buy		10,116,405	08/2009	MSC	1	0	1
Sell	KRW	5,102	07/2009	BCLY	0	0	0
Sell		2,967	07/2009	BOA	0	0	0
Sell		2,951	07/2009	CITI	0	0	0
Sell		865	07/2009	DUB	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	140	11/2009	CITI	$1	$0	$1
Buy	MYR	313	08/2009	BCLY	4	0	4
Sell		775	08/2009	BCLY	0	(2)	(2)
Buy		242	08/2009	CITI	3	0	3
Buy		279	08/2009	HSBC	3	0	3
Buy	NZD	20	07/2009	BCLY	0	0	0
Sell	PHP	119	08/2009	CITI	0	0	0
Buy	SEK	21	07/2009	BCLY	0	0	0
Buy		11,184	07/2009	RBS	0	(69)	(69)
Buy		11,205	10/2009	RBS	1	0	1
Sell	SGD	11	07/2009	HSBC	0	0	0
Sell	TWD	152	08/2009	BCLY	0	0	0
Sell		55	08/2009	CITI	0	0	0
Sell		72	08/2009	DUB	0	0	0
Sell		144	08/2009	JPM	0	0	0
Buy	ZAR	97	11/2009	BCLY	2	0	2

					$1,435	$(932)	$503

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$20,401	$0	$20,401
Germany	0	22,118	0	22,118
Japan	0	34,253	0	34,253
United States	0	211,776	295	212,071
Short-Term Instruments	37,332	2,220	0	39,552
Other Investments ++	0	59,897	2,703	62,600

Investments, at value	$37,332	$350,665	$2,998	$390,995

Short Sales, at value	$0	$(4,655)	$0	$(4,655)

Financial Derivative Instruments +++	$741	$798	$10	$1,549

Total	$38,073	$346,808	$3,008	$387,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United States	$426	$(106)	$0	$5	$(30)	$0	$295
Other Investments ++	1,278	1,735	6	(32)	265	(549)	2,703

Investments, at value	$1,704	$1,629	$6	$(27)	$235	$(549)	$2,998

Financial Derivative Instruments +++	$95	$0	$0	$0	$(69)	$(16)	$10

Total	$1,799	$1,629	$6	$(27)	$166	$(565)	$3,008

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure: Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$45	$0	$0	$0	$0	$45
Variation margin receivable ^^	1,323	0	0	0	0	1,323
Unrealized appreciation on foreign currency contracts	0	1,435	0	0	0	1,435
Unrealized appreciation on swap agreements	192	0	3,073	0	0	3,265

	$1,560	$1,435	$3,073	$0	$0	$6,068

Liabilities:
Written options outstanding	$573	$0	$0	$0	$0	$573
Variation margin payable ^^	582	0	0	0	0	582
Unrealized depreciation on foreign currency contracts	0	932	0	0	0	932
Unrealized depreciation on swap agreements	872	0	1,515	0	0	2,387

	$2,027	$932	$1,515	$0	$0	$4,474

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$1,112	$(10)	$0	$0	$0	$1,102
Net realized gain on futures contracts, written options and swaps	8,097	0	198	0	0	8,295
Net realized gain on foreign currency transactions	0	576	0	0	0	576

	$9,209	$566	$198	$0	$0	$9,973

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,084)	$0	$0	$0	$0	$(1,084)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(617)	0	(2,959)	0	0	(3,576)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7,587)	0	0	0	(7,587)

	$(1,701)	$(7,587)	$(2,959)	$0	$0	$(12,247)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	19

Notes to Financial Statements

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put

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Notes to Financial Statements (Cont.)

option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,739	$11,395

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Global Bond Portfolio (Unhedged)	$ 0	$ 219,329	$182,000	$0	$37,332	$29	$6

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent

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Notes to Financial Statements (Cont.)

and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$608,763	$664,718	$817,134	$861,933

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	106	$1,260	139	$1,786
Administrative Class	11,255	136,642	18,856	247,900
Advisor Class	349	4,173	314	3,931
Issued as reinvestment of distributions
Institutional Class	2	30	2	29
Administrative Class	416	5,006	826	10,453
Advisor Class	7	83	3	43
Cost of shares redeemed
Institutional Class	(60)	(709)	(36)	(462)
Administrative Class	(4,320)	(51,439)	(14,572)	(183,804)
Advisor Class	(34)	(412)	(21)	(242)
Net increase resulting from Portfolio share transactions	7,721	$94,634	5,511	$79,634

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	5	92
Advisor Class	1	100

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s

28	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,911	$(26,631)	$(19,720)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

30	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	31

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio

(Unhedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	54.2%
Short-Term Instruments	10.1%
Japan	8.8%
Germany	5.7%
France	5.2%
Other	16.0%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (01/31/06)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	4.46%	-0.51%	5.05%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-2.50%	4.99%	7.36%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.86% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,044.57	$1,021.08
Expenses Paid During Period†	$3.80	$3.76

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds benefited performance as spreads on these bonds narrowed.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and asset-backed securities benefited performance as prices on these securities increased during the period.

»	A position in Japanese inflation-linked bonds (“ILBs”), especially in March, benefited returns as Japanese ILBs outperformed nominal Japanese government bonds.

»	Exposure to U.S. long-dated payer swaps detracted from performance as yields narrowed during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$12.25	$12.78	$12.06	$12.00
Net investment income (a)	0.24	0.51	0.43	0.41
Net realized/unrealized gain (loss) on investments	0.29	(0.59)	0.74	0.04
Total income (loss) from investment operations	0.53	(0.08)	1.17	0.45
Dividends from net investment income	(0.20)	(0.45)	(0.42)	(0.39)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00
Total distributions	(0.20)	(0.45)	(0.45)	(0.39)
Net asset value end of year or period	$12.58	$12.25	$12.78	$12.06
Total return	4.46%	(0.69)%	9.89%	3.77%
Net assets end of year or period (000s)	$2,157	$1,507	$229	$48
Ratio of expenses to average net assets	0.75%*	0.86%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	4.00%*	4.10%	3.51%	3.70%*
Portfolio turnover rate	351%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$352,463
Investments in Affiliates, at value	37,332
Repurchase agreements, at value	1,200
Cash	1,091
Deposits with counterparty	2,848
Foreign currency, at value	2,550
Receivable for investments sold	14,058
Receivable for Portfolio shares sold	45,919
Interest and dividends receivable	3,525
Dividends receivable from Affiliates	16
Swap premiums paid	2,711
Unrealized appreciation on foreign currency contracts	1,435
Unrealized appreciation on swap agreements	3,265
468,413

Liabilities:
Payable for investments purchased	$21,147
Payable for investments in Affiliates purchased	16
Payable for investments purchased on a delayed-delivery basis	28,539
Payable for Portfolio shares redeemed	475
Payable for short sales	4,655
Written options outstanding	573
Deposits from counterparty	4,567
Accrued investment advisory fee	71
Accrued supervisory and administrative fee	143
Accrued distribution fee	1
Accrued servicing fee	41
Variation margin payable	182
Swap premiums received	933
Unrealized depreciation on foreign currency contracts	932
Unrealized depreciation on swap agreements	2,387
Other liabilities	5
64,667

Net Assets	$403,746

Net Assets Consist of:
Paid in capital	$401,998
Undistributed net investment income	10,212
Accumulated undistributed net realized gain	8,804
Net unrealized (depreciation)	(17,268)
$403,746

Net Assets:
Institutional Class	$2,157
Administrative Class	393,797
Advisor Class	7,792

Shares Issued and Outstanding:
Institutional Class	171
Administrative Class	31,298
Advisor Class	619

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.58
Administrative Class	12.58
Advisor Class	12.58

Cost of Investments Owned	$372,183
Cost of Investments in Affiliates Owned	$37,332
Cost of Repurchase Agreements Owned	$1,200
Cost of Foreign Currency Held	$2,549
Proceeds Received on Short Sales	$4,603
Premiums Received on Written Options	$864

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$7,310
Dividends	4
Dividends from Affiliate investments	29
Total Income	7,343

Expenses:
Investment advisory fees	384
Supervisory and administrative fees	767
Servicing fees – Administrative Class	225
Distribution and/or servicing fees – Advisor Class	6
Trustees’ fees	2
Interest expense	6
Total Expenses	1,390

Net Investment Income	5,953

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,095
Net realized gain on Affiliate investments	6
Net realized gain on futures contracts, written options and swaps	8,285
Net realized (loss) on foreign currency transactions	(3,087)
Net change in unrealized (depreciation) on investments	(2,539)
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,576)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,580
Net Gain	9,761

Net Increase in Net Assets Resulting from Operations	$15,714

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$5,953	$11,642
Net realized gain	13,293	3,726
Net realized gain on Affiliate investments	6	0
Net change in unrealized (depreciation)	(3,535)	(26,911)
Net change in unrealized (depreciation) on Affiliate investments	(3)	0
Net increase (decrease) resulting from operations	15,714	(11,543)

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(29)
Administrative Class	(5,006)	(10,453)
Advisor Class	(83)	(43)

Total Distributions	(5,119)	(10,525)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,260	1,786
Administrative Class	136,642	247,900
Advisor Class	4,173	3,931
Issued as reinvestment of distributions
Institutional Class	30	29
Administrative Class	5,006	10,453
Advisor Class	83	43
Cost of shares redeemed
Institutional Class	(709)	(462)
Administrative Class	(51,439)	(183,804)
Advisor Class	(412)	(242)
Net increase resulting from Portfolio share transactions	94,634	79,634

Total Increase in Net Assets	105,229	57,566

Net Assets:
Beginning of period	298,517	240,951
End of period*	$403,746	$298,517

*Including undistributed net investment income of:	$10,212	$9,378

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.6%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,295

Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,079

Medallion Trust
0.791% due 05/25/2035		553	498

National Australia Bank Ltd.
0.831% due 06/29/2016		600	527
4.250% due 03/26/2012	AUD	1,400	1,106

Puma Finance Ltd.
0.822% due 02/21/2038		$507	453
3.290% due 08/22/2037	AUD	614	460
3.555% due 07/12/2036		182	139

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,100

Superannuation Members Home Loans Global Fund
1.116% due 11/09/2035		$4,347	3,910

Swan Trust
1.018% due 05/12/2037		606	528
3.260% due 05/12/2037	AUD	833	621

Torrens Trust
3.527% due 10/19/2038		1,011	726

Total Australia (Cost $14,954)			14,442

BERMUDA 0.2%

Merna Reinsurance Ltd.
1.248% due 07/07/2010		$700	652

Total Bermuda (Cost $697)			652

CANADA 0.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,368

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	160

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	898

Rogers Communications, Inc.
7.250% due 12/15/2012		200	215

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,045

Total Canada (Cost $3,897)			3,686

CAYMAN ISLANDS 0.3%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$400	390

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	350

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	322

Total Cayman Islands (Cost $1,222)			1,062

FRANCE 5.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	400	$306

Dexia Credit Local
2.375% due 09/23/2011		$10,400	10,476

France Government Bond
4.750% due 04/25/2035	EUR	1,500	2,223
5.750% due 10/25/2032		1,200	2,015

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,841

Societe Financement de l'Economie Francaise
3.375% due 05/05/2014		1,500	1,506

Vivendi
5.750% due 04/04/2013		900	907
6.625% due 04/04/2018		100	101

Total France (Cost $20,889)			20,401

GERMANY 5.5%

Driver One GmbH
0.916% due 10/21/2015	EUR	500	667

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,268
4.875% due 06/17/2019		$5,300	5,502

Republic of Germany
4.000% due 01/04/2037	EUR	3,700	4,997
4.750% due 07/04/2034		2,200	3,289
5.500% due 01/04/2031		2,700	4,395

Total Germany (Cost $21,438)			22,118

IRELAND 0.4%

Cars Alliance Funding PLC
1.586% due 10/08/2023	EUR	500	628

Immeo Residential Finance PLC
1.437% due 12/15/2016		947	862

SC Germany Auto
1.032% due 08/11/2015		201	274

Total Ireland (Cost $2,396)			1,764

ITALY 0.3%

Locat Securitisation Vehicle SRL
1.443% due 12/12/2028	EUR	717	898

Siena Mortgages SpA
1.498% due 12/16/2038		104	140

Split SRL
1.546% due 10/25/2018		201	267

Total Italy (Cost $1,482)			1,305

JAPAN 8.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	136

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	120,960	1,107
1.100% due 12/10/2016		1,083,240	9,931
1.200% due 06/10/2017		121,320	1,103
1.200% due 12/10/2017		552,200	4,995
1.400% due 06/10/2018		849,150	7,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
2.300% due 05/20/2030	JPY	7,000	$75
2.400% due 03/20/2034		130,000	1,405
2.500% due 09/20/2035		290,000	3,203
2.500% due 03/20/2036		10,000	110
2.500% due 06/20/2036		190,000	2,100
2.500% due 09/20/2037		200,000	2,216

Resona Bank Ltd.
5.850% due 09/29/2049		$100	76

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	92

Total Japan (Cost $32,818)			34,253

JERSEY, CHANNEL ISLANDS 0.4%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	93

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,427

Total Jersey, Channel Islands
(Cost $1,254)			1,520

LUXEMBOURG 0.0%

Silver Arrow S.A.
0.915% due 08/15/2014	EUR	27	37

Total Luxembourg (Cost $41)			37

NETHERLANDS 3.6%

Dutch Mortgage-Backed Securities BV
1.790% due 10/02/2079	EUR	662	901

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		7,600	10,714

ING Bank NV
3.900% due 03/19/2014		$2,800	2,855

Total Netherlands (Cost $13,891)			14,470

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,547

Total New Zealand (Cost $1,500)			1,547

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,014

Total Norway (Cost $1,077)			1,014

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	2,022

Total Portugal (Cost $2,200)			2,022

RUSSIA 0.2%

Gaz Capital S.A.
7.343% due 04/11/2013		$200	194
8.146% due 04/11/2018		300	275

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$494	$480

Total Russia (Cost $993)			949

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	700

Total South Korea (Cost $770)			700

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
1.516% due 10/25/2037	EUR	143	144

Bankinter S.A.
5.000% due 05/14/2010		1,900	2,719

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	444

Total Spain (Cost $3,772)			3,307

SWITZERLAND 0.5%

UBS AG
5.750% due 04/25/2018		1,900	1,733
5.875% due 12/20/2017		500	467

Total Switzerland (Cost $2,389)			2,200

UNITED KINGDOM 2.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	2,952

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	955
10.179% due 06/12/2021		1,920	2,052

HBOS PLC
6.750% due 05/21/2018		800	605

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,200	426

Permanent Financing PLC
1.411% due 09/10/2032	EUR	600	794

Punch Taverns Finance PLC
2.354% due 10/15/2032	GBP	100	41

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$1,400	1,411
9.118% due 03/31/2049		800	652

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	201

TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,696

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	93

Total United Kingdom (Cost $13,808)			11,878

UNITED STATES 52.5%

ASSET-BACKED SECURITIES 3.8.%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		363	295

Accredited Mortgage Loan Trust
0.364% due 02/25/2037		236	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	$1	$1
1.014% due 10/25/2031	2	1

Asset-Backed Funding Certificates
0.374% due 01/25/2037	184	151

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	157	144

Capital Auto Receivables Asset Trust
1.769% due 10/15/2012	800	795

Carrington Mortgage Loan Trust
0.364% due 12/25/2036	350	259

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	434	411
0.364% due 08/25/2037	327	292

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	257	210

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	174	161

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	613	613
1.219% due 01/15/2011	842	842
1.739% due 06/15/2012	500	502
5.260% due 10/15/2010	153	154

Franklin Auto Trust
1.315% due 10/20/2011	409	410

Fremont Home Loan Trust
0.364% due 10/25/2036	143	90

GSAMP Trust
0.414% due 01/25/2047	217	200
0.604% due 03/25/2034	7	7

Home Equity Mortgage Trust
5.500% due 01/25/2037	213	28

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	216	131

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	120	113

JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036	264	205

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	28	28

Morgan Stanley ABS Capital I
1.114% due 07/25/2037	5,312	3,807

Nelnet Student Loan Trust
0.618% due 12/27/2016	1,110	1,103
1.622% due 04/27/2015	583	583

SACO I, Inc.
0.374% due 05/25/2036	32	18
0.514% due 04/25/2035	10	4

Securitized Asset-Backed Receivables LLC Trust
0.364% due 12/25/2036	215	193

SLC Student Loan Trust
1.079% due 06/15/2017	800	777

SLM Student Loan Trust
0.829% due 12/17/2018	172	170
1.092% due 10/25/2016	247	246
1.592% due 10/25/2017	1,600	1,563

Structured Asset Securities Corp.
0.714% due 05/25/2034	10	8
4.900% due 04/25/2035	40	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		$6	$5

Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		316	260

Wells Fargo Home Equity Trust
0.544% due 10/25/2035		85	80

			15,102

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.320% due 08/03/2012		2,161	2,013

CORPORATE BONDS & NOTES 30.5%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,125

American Express Co.
7.000% due 03/19/2018		1,500	1,459

American Express Credit Corp.
5.875% due 05/02/2013		200	199

American General Finance Corp.
6.900% due 12/15/2017		100	54

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,000	288
6.250% due 03/15/2037		$100	26
8.000% due 05/22/2038	EUR	1,700	537
8.175% due 05/15/2058		$1,800	514
8.250% due 08/15/2018		1,000	589

AutoZone, Inc.
5.875% due 10/15/2012		100	104

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	498
5.650% due 05/01/2018		$100	89

Bear Stearns Cos. LLC
0.763% due 10/02/2009 (j)	CAD	300	258
6.400% due 10/02/2017		$1,000	1,003
7.250% due 02/01/2018		1,300	1,372

Block Financial LLC
7.875% due 01/15/2013		2,000	2,169

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,388
6.400% due 06/15/2016		200	187

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,093

Caterpillar Financial Services Corp.
1.354% due 06/24/2011		1,600	1,581

Centex Corp.
5.250% due 06/15/2015		3,800	3,296
5.700% due 05/15/2014		1,200	1,095

CenturyTel, Inc.
6.000% due 04/01/2017		4,700	4,248

CIT Group, Inc.
1.352% due 07/28/2011		1,100	749
5.600% due 04/27/2011		800	600

Citigroup Capital XXI
8.300% due 12/21/2077		300	234

Citigroup Funding, Inc.
2.036% due 05/07/2010		2,200	2,155

Citigroup, Inc.
4.250% due 02/25/2030	EUR	100	79
4.750% due 05/31/2017		100	98
4.750% due 02/10/2019		200	191
6.125% due 11/21/2017		$800	703

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$2,000	$1,752
8.400% due 04/29/2049 (a)		500	376

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	976

CMS Energy Corp.
2.081% due 01/15/2013		200	167

CNA Financial Corp.
6.000% due 08/15/2011		200	190

CSX Corp.
6.300% due 03/15/2012		200	206

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	1,805

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	951

DR Horton, Inc.
6.000% due 04/15/2011		200	197

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	296

Erac USA Finance Co.
5.800% due 10/15/2012		800	749

FPL Group Capital, Inc.
1.494% due 06/17/2011		600	607

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	600	490

Goldman Sachs Group, Inc.
5.375% due 02/15/2013		200	284
5.950% due 01/18/2018		$500	486
6.150% due 04/01/2018		700	683

Harris Corp.
5.950% due 12/01/2017		1,500	1,535

International Lease Finance Corp.
5.350% due 03/01/2012		200	156
5.400% due 02/15/2012		200	156

iStar Financial, Inc.
5.150% due 03/01/2012		200	101

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	149
6.000% due 01/15/2018		$1,800	1,791

JPMorgan Chase Capital XX
6.550% due 09/15/2066		400	319

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	80

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		900	137
5.625% due 01/24/2013 (a)		1,000	156
6.875% due 05/02/2018 (a)		800	132

Ltd. Brands, Inc.
6.900% due 07/15/2017		1,000	867

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,469

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	1,950

Masco Corp.
6.125% due 10/03/2016		200	168

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	10,529

Merck & Co., Inc.
4.750% due 03/01/2015		200	209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.712% due 03/23/2010	$500	$492
3.188% due 05/12/2010	2,800	2,785
6.875% due 04/25/2018	1,500	1,391

Metropolitan Life Global Funding I
0.879% due 03/15/2012	900	853
5.125% due 04/10/2013	1,300	1,324

Mohawk Industries, Inc.
6.625% due 01/15/2016	1,000	890

Morgan Stanley
1.399% due 01/09/2012	1,200	1,082
1.557% due 10/18/2016	200	162
1.611% due 10/15/2015	1,000	858
6.000% due 04/28/2015	700	699
6.625% due 04/01/2018	1,600	1,598

Motorola, Inc.
5.375% due 11/15/2012	11,090	10,401

Nabors Industries, Inc.
6.150% due 02/15/2018	4,100	3,942

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	447

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	57	57

NGPL PipeCo. LLC
7.119% due 12/15/2017	500	525

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	1,035

Pricoa Global Funding I
0.734% due 06/26/2012	900	837
1.446% due 06/04/2010	2,000	1,983

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	799

Ryder System, Inc.
5.850% due 11/01/2016	200	182

Sara Lee Corp.
6.250% due 09/15/2011	200	211

Sealed Air Corp.
5.625% due 07/15/2013	1,000	905

SLM Corp.
5.375% due 05/15/2014	400	322
8.450% due 06/15/2018	200	171

Sprint Capital Corp.
8.375% due 03/15/2012	11,500	11,385

Sprint Nextel Corp.
6.000% due 12/01/2016	200	164

State Street Capital Trust IV
1.629% due 06/01/2077	500	290

Target Corp.
7.000% due 01/15/2038	600	641

Time Warner, Inc.
1.150% due 11/13/2009	400	399
5.500% due 11/15/2011	200	207

Tyson Foods, Inc.
10.500% due 03/01/2014	3,500	3,815

UnitedHealth Group, Inc.
0.789% due 06/21/2010	1,000	991

UST, Inc.
5.750% due 03/01/2018	1,000	914

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	1,022

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,042

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	$2,455

Yum! Brands, Inc.
6.250% due 03/15/2018		$700	721

			123,090

MORTGAGE-BACKED SECURITIES 6.4%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		54	35

American Home Mortgage Assets
0.504% due 05/25/2046		644	238
0.524% due 10/25/2046		887	289

Banc of America Funding Corp.
5.888% due 04/25/2037		800	501
5.967% due 10/20/2046		489	252

BCAP LLC Trust
0.484% due 01/25/2037		780	298

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		175	150
2.500% due 08/25/2035		350	307
2.900% due 03/25/2035		488	422
3.788% due 08/25/2033		64	57
4.248% due 05/25/2034		139	109
4.550% due 08/25/2035		369	326
4.630% due 05/25/2034		46	32
4.654% due 10/25/2033		62	55
4.808% due 11/25/2034		36	30
5.457% due 05/25/2047		1,001	584

Bear Stearns Alt-A Trust
5.490% due 09/25/2035		282	153
5.521% due 11/25/2035		403	218
6.250% due 08/25/2036		507	239

Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019		503	433
5.540% due 09/11/2041		500	416

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		288	222

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046		240	146

CC Mortgage Funding Corp.
0.494% due 07/25/2036		254	117

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	284

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		184	146
4.748% due 08/25/2035		173	137

Countrywide Alternative Loan Trust
0.495% due 02/20/2047		445	173
0.510% due 12/20/2046		896	360
0.525% due 03/20/2046		276	113
0.525% due 07/20/2046		796	308
0.594% due 02/25/2037		339	155
0.664% due 05/25/2037		177	70
2.840% due 11/25/2035		80	35
3.380% due 11/25/2035		80	35
5.250% due 06/25/2035		85	68
5.889% due 11/25/2035		768	431
6.000% due 04/25/2037		234	127
6.133% due 08/25/2036		354	306
6.250% due 08/25/2037		84	45
6.500% due 06/25/2036		439	218

Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		182	81
0.604% due 04/25/2035		59	27
0.634% due 03/25/2035		212	95

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.644% due 02/25/2035	$19	$10
0.694% due 09/25/2034	23	11
4.122% due 11/19/2033	140	124
4.543% due 08/25/2034	20	13
4.786% due 11/25/2034	63	48

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	262	143

CS First Boston Mortgage Securities Corp.
4.214% due 08/25/2033	93	82
6.500% due 04/25/2033	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	433

First Horizon Asset Securities, Inc.
3.170% due 07/25/2033	22	19
4.742% due 12/25/2033	36	29
6.250% due 08/25/2017	88	87

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	57	58

Greenpoint Mortgage Funding Trust
0.584% due 11/25/2045	22	10

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	640

GSR Mortgage Loan Trust
3.726% due 06/25/2034	22	19
4.469% due 09/25/2035	935	787
4.535% due 03/25/2033	49	45

Harborview Mortgage Loan Trust
0.503% due 01/19/2038	143	61
0.683% due 02/19/2034	6	5
2.190% due 12/19/2036	310	109
4.353% due 05/19/2033	83	71

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	665	412

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	220	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	961
5.429% due 12/12/2043	300	243

JPMorgan Mortgage Trust
4.381% due 11/25/2033	52	46
4.773% due 07/25/2035	520	418
5.009% due 07/25/2035	572	438
5.012% due 02/25/2035	106	93

MASTR Alternative Loans Trust
0.714% due 03/25/2036	99	36

MASTR Asset Securitization Trust
4.500% due 03/25/2018	84	83

Mellon Residential Funding Corp.
0.759% due 12/15/2030	34	28

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	721
5.172% due 12/12/2049	300	219
6.156% due 08/12/2049	1,900	1,318

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	236	127
0.564% due 08/25/2036	68	31
4.668% due 02/25/2033	31	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	293	237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$50	$30

Residential Accredit Loans, Inc.
0.464% due 02/25/2047	333	128
0.494% due 06/25/2046	839	323
0.524% due 04/25/2046	354	134

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034	93	78
4.802% due 02/25/2034	35	27
5.199% due 09/25/2034	178	153

Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046	910	381
0.524% due 05/25/2046	208	84
0.534% due 05/25/2036	931	370
0.534% due 09/25/2047	600	114
0.563% due 07/19/2035	682	436
0.663% due 03/19/2034	17	11
0.893% due 07/19/2034	9	5

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	432	388

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	531	383
5.342% due 12/15/2043	1,500	991

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	126	59
0.604% due 10/25/2045	65	34
0.624% due 01/25/2045	21	10
0.634% due 01/25/2045	20	10
0.854% due 12/25/2027	80	60
2.139% due 02/25/2047	859	346
2.740% due 08/25/2042	14	9
2.877% due 02/27/2034	14	11
2.909% due 06/25/2033	33	26
3.127% due 07/25/2046	423	178
3.711% due 03/25/2034	132	111
4.542% due 09/25/2033	2,969	2,546
5.394% due 02/25/2037	944	560

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.280% due 07/25/2046	149	51

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	243	235
4.694% due 04/25/2036	67	54
4.750% due 10/25/2018	144	141
4.950% due 03/25/2036	333	236

		25,991

MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	254

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	873

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	226

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

		2,856

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
1.343% due 12/31/2049	58	$502

SLM Corp.
0.700% due 03/15/2017	500	6

SLM Corp. CPI Linked
0.750% due 01/16/2018	3,100	39

		547

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 10.5%

Fannie Mae
0.429% due 03/25/2034	$22	20
0.464% due 08/25/2034	12	12
0.514% due 10/27/2037	1,600	1,457
0.564% due 06/25/2044	9	9
4.287% due 11/01/2034	173	175
4.676% due 10/01/2034	14	15
4.934% due 12/01/2034	31	32
5.500% due 10/01/2016 - 05/01/2047	4,102	4,231
5.870% due 02/01/2021	40	41
6.000% due 07/25/2044	75	77

Freddie Mac
0.549% due 02/15/2019	940	922
0.594% due 09/25/2031	52	47
0.702% due 03/09/2011 (e)	528	530
0.819% due 04/15/2028	694	689
0.888% due 02/01/2011 (e)	145	145
0.926% due 05/04/2011 (e)	317	318
0.937% due 08/05/2011 (e)	7	7
2.638% due 10/25/2044	115	113
3.750% due 03/27/2019	1,200	1,182
4.000% due 03/01/2010	257	261
4.500% due 02/15/2017 - 02/01/2018	1,252	1,287
4.510% due 02/01/2029	16	16
5.000% due 03/15/2017	174	180
5.328% due 04/01/2037	204	211
5.500% due 06/01/2036	1,015	1,052
6.000% due 04/15/2036 - 08/01/2038	1,942	2,026

Ginnie Mae
4.125% due 11/20/2024	5	5
6.000% due 09/20/2038 - 07/01/2039	24,341	25,396
6.500% due 02/15/2038 - 07/01/2039	1,899	2,016

		42,472

Total United States (Cost $229,629)		212,071

SHORT-TERM INSTRUMENTS 9.8%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.100% due 07/01/2009	$1,200	1,200

(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,234. Repurchase proceeds are $1,200.)

U.S. TREASURY BILLS 0.3%
0.082% due 07/02/2009 - 07/09/2009 (b)(e)	1,020	1,020

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.2%
	3,729,828	$37,332

Total Short-Term Instruments (Cost $39,555)		39,552

PURCHASED OPTIONS (h) 0.0%
(Cost $43)		45

Total Investments 96.8% (Cost $410,715)		$390,995

Written Options (i) (0.1%) (Premiums $864)		(573)

Other Assets and Liabilities (Net) 3.3%		13,324

Net Assets 100.0%		$403,746

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,357 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Cash of $2,848 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures Put Options Strike @ EUR 107.000	Long	09/2009	70	$0
Euro-Bund 10-Year Bond September Futures	Long	09/2009	322	1,028
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 105.000	Long	09/2009	209	0
Japan Government 10-Year Bond September Futures	Long	09/2009	8	183
U.S. Treasury 10-Year Note September Futures	Long	09/2009	100	80
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	485	(523)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	31
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	10	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	149	(49)

				$741

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.088%	$1,000	$(29)	$0	$(29)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	12.008%	100	41	0	41
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.502%	100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	2.293%	200	5	0	5
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	2.293%	500	11	0	11
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	3.190%	600	48	47	1
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.145%	1,100	(6)	0	(6)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.145%	600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.103%	700	(7)	0	(7)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.103%	300	(5)	0	(5)
Bear Stearns Cos. LLC	BNP	(2.180%	)	03/20/2018	1.074%	600	(48)	0	(48)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.077%	1,000	22	0	22
Bear Stearns Cos. LLC	RBS	(2.223%	)	03/20/2018	1.074%	700	(58)	0	(58)
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	0.709%	2,000	(23)	0	(23)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.102%	1,500	7	7	0
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.111%	200	(12)	0	(12)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	2.078%	5,900	276	266	10
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.590%	1,200	31	16	15
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.531%	3,800	103	41	62
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	0.881%	4,700	(39)	(3)	(36)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	3.834%		$2,000	$345	$0	$345
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.148%		1,000	77	0	77
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	3.246%		200	12	0	12
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.698%		200	2	0	2
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	2.442%		2,000	109	46	63
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.218%		1,000	(16)	0	(16)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	2.851%		200	(5)	0	(5)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	2.718%		800	0	0	0
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	2.344%		1,000	45	0	45
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	1.612%		100	0	0	0
Harris Corp.	BOA	(1.440%	)	12/20/2017	1.102%		1,500	(36)	0	(36)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.924%		200	42	0	42
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.924%		200	43	0	43
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	24.816%		200	89	0	89
JPMorgan Chase & Co.	BNP	(0.737%	)	03/20/2018	1.025%		700	14	0	14
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.025%		700	15	0	15
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.506%		200	14	0	14
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.647%		2,000	108	0	108
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.573%		1,000	(18)	0	(18)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	3.556%		1,800	252	176	76
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.533%		1,000	(3)	0	(3)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.533%		1,000	(7)	0	(7)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.379%		200	27	0	27
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.092%		10,800	30	71	(41)
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.457%		200	(1)	0	(1)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	3.260%		1,000	89	0	89
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.835%		500	(1)	0	(1)
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.917%		200	19	0	19
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	2.363%		11,090	481	411	70
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.382%		1,000	39	0	39
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.382%		1,000	53	0	53
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.382%		2,100	49	0	49
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	3.304%		500	31	0	31
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	1.282%		200	2	0	2
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.502%		1,000	2	0	2
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.463%		1,000	(71)	0	(71)
Rogers Communications, Inc.	MSC	(0.540%	)	12/20/2012	1.535%		200	7	0	7
Ryder System, Inc.	JPM	(0.460%	)	12/20/2016	2.158%		200	20	0	20
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.299%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.255%		1,000	8	0	8
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.653%	GBP	1,000	2	0	2
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	3.639%		$3,100	(110)	(142)	32
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	3.639%		8,400	555	459	96
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.755%		200	29	0	29
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	1.322%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.737%		200	2	0	2
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	2.029%		4,000	173	136	37
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	1.256%	EUR	800	(49)	0	(49)
UBS Warburg LLC	BNP	(2.980%	)	03/20/2019	1.275%		$100	(13)	0	(13)
UBS Warburg LLC	BOA	(2.280%	)	06/20/2018	1.273%		1,300	(96)	0	(96)
UST, Inc.	GSC	(0.720%	)	03/20/2018	0.381%		1,000	(26)	0	(26)
Vivendi	BNP	(1.742%	)	06/20/2013	1.186%		300	(6)	0	(6)
Vivendi	BNP	(1.780%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	BNP	(1.820%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	DUB	(1.500%	)	06/20/2018	1.284%		100	(2)	0	(2)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	2.391%	GBP	1,000	(140)	0	(140)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	4.249%		$100	10	0	10
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.722%		700	(12)	0	(12)

								$2,477	$1,531	$946

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	2.396%	$1,400	$(74)	$0	$(74)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	700	64	0	64
General Electric Capital Corp.	DUB	5.000%	09/20/2014	4.176%	1,000	36	33	3
SLM Corp.	CITI	5.000%	06/20/2011	8.506%	1,200	(71)	(228)	157

						$(45)	$(195)	$150

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		$11,517	$720	$34	$686
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017		878	55	22	33
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		3,123	176	13	163
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,855	104	69	35
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		2,440	22	(82)	104
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		488	4	(7)	11
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		6,300	89	136	(47)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		6,500	114	301	(187)
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016	EUR	700	77	(4)	81

							$1,361	$482	$879

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$500	$(385)	$(150)	$(235)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	499	(334)	(152)	(182)

					$(719)	$(302)	$(417)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$18	$1	$17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	10	0	10
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	9,200	(74)	14	(88)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	DUB		12,600	(55)	31	(86)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		1,100	(5)	3	(8)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		8,100	(35)	21	(56)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	4,500	(39)	(61)	22
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	MLP		2,700	(24)	(8)	(16)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		33,600	(292)	11	(303)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	11	(1)	12
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		2,000	23	(2)	25
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	14	6	8
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC	GBP	16,300	(31)	283	(314)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	1,080,000	15	(23)	38
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		1,490,000	21	(14)	35
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		1,710,000	24	(1)	25
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		110,000	1	2	(1)

							$(418)	$262	$(680)

(h)	Purchased options outstanding on June 30, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$101.500	08/21/2009	$3,600	$24	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	19	16

				$43	$45

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	151	$155	$62
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	235	261	109
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	12	2	1

				$418	$172

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$2,400	$7	$5
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	6,800	45	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,300	11	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	2,300	9	14
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,300	22	13
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	400	1	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	7,500	143	182
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,500	161	137

							$399	$356

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$ 101.500	08/21/2009	$3,600	$ 27	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	20	16

				$ 47	$45

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	753	$26,000	EUR	7,000	$933
Sales	1,143	79,000		8,100	1,623
Closing Buys	(436)	(52,800)		(11,600)	(1,243)
Expirations	(1,062)	(13,000)		(3,500)	(449)
Exercised	0	0		0	0

Balance at 06/30/2009	398	$39,200	EUR	0	$864

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	0.763%	10/02/2009	06/06/2008	$293	$258	0.06%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	07/01/2039	$4,000	$4,086	$4,128
U.S. Treasury Bonds	3.500%	02/15/2039	600	517	527

				$4,603	$4,655

(6)	Market value includes $8 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	50	07/2009	BCLY	$0	$0	$0
Sell		5,382	07/2009	GSC	0	(101)	(101)
Buy		706	07/2009	UBS	0	(5)	(5)
Buy	BRL	2,236	08/2009	HSBC	34	0	34
Buy	CAD	41	08/2009	BCLY	0	(1)	(1)
Buy		1,366	08/2009	DUB	0	(10)	(10)
Buy		4,306	08/2009	JPM	0	(230)	(230)
Buy		97	08/2009	MSC	0	(1)	(1)
Sell	CLP	10,862	11/2009	BCLY	0	(2)	(2)
Buy		10,300	11/2009	CITI	2	0	2
Buy	CNY	2,887	07/2009	BCLY	0	(26)	(26)
Sell		4,636	07/2009	BCLY	0	(15)	(15)
Buy		6,540	07/2009	DUB	0	(57)	(57)
Buy		1,671	07/2009	HSBC	0	(14)	(14)
Buy		2,617	07/2009	JPM	0	(23)	(23)
Sell		9,078	07/2009	JPM	0	(34)	(34)
Buy		552	09/2009	BCLY	1	0	1
Buy		555	09/2009	CITI	1	0	1
Buy		2,633	09/2009	DUB	6	0	6
Sell		5,333	09/2009	DUB	0	(26)	(26)
Buy		1,109	09/2009	HSBC	3	0	3
Buy		483	09/2009	JPM	1	0	1
Buy		2,548	05/2010	BCLY	0	(37)	(37)
Sell		5,414	05/2010	BCLY	0	(45)	(45)
Buy		2,866	05/2010	MLP	0	(40)	(40)
Buy		44,970	06/2011	BCLY	0	(60)	(60)
Buy	DKK	13,098	07/2009	RBS	0	(33)	(33)
Buy		13,098	10/2009	RBS	1	0	1
Buy	EUR	43,469	07/2009	BCLY	327	0	327
Buy		1,131	07/2009	BOA	10	0	10
Buy		280	07/2009	HSBC	0	0	0
Sell		114	07/2009	HSBC	0	(1)	(1)
Buy		445	07/2009	RBS	7	0	7
Buy	GBP	2,075	07/2009	BCLY	73	(6)	67
Sell		214	07/2009	BCLY	0	(4)	(4)
Buy		7,970	07/2009	CITI	781	0	781
Sell		219	07/2009	CSFB	0	(10)	(10)
Sell		554	07/2009	GSC	3	(9)	(6)
Buy		140	07/2009	RBS	11	0	11
Sell		133	07/2009	RBS	0	(3)	(3)
Buy		1,646	08/2009	HSBC	0	(3)	(3)
Buy		9,065	08/2009	MSC	0	(62)	(62)
Sell	INR	95	07/2009	BCLY	0	0	0
Buy		227	07/2009	BOA	1	0	1
Buy		231	07/2009	CITI	0	0	0
Sell		248	07/2009	CITI	0	0	0
Buy		201	07/2009	DUB	0	0	0
Sell		95	07/2009	HSBC	0	0	0
Sell		95	07/2009	JPM	0	0	0
Sell		87	07/2009	MSC	0	0	0
Buy		95	10/2009	BCLY	0	0	0
Buy		288	10/2009	CITI	0	0	0
Buy		95	10/2009	HSBC	0	0	0
Buy		95	10/2009	JPM	0	0	0
Buy		87	10/2009	MSC	0	0	0
Buy	JPY	106,523	07/2009	BCLY	17	0	17
Buy		9,524,697	07/2009	BNP	109	0	109
Buy		142,789	07/2009	BOA	28	0	28
Sell		2,837	07/2009	CSFB	0	(1)	(1)
Buy		269,674	07/2009	DUB	0	(1)	(1)
Buy		20,294	07/2009	GSC	4	0	4
Sell		9,404	07/2009	GSC	0	(1)	(1)
Buy		633	07/2009	MSC	0	0	0
Buy		4,833	07/2009	RBS	0	0	0
Buy		41,545	08/2009	HSBC	0	0	0
Buy		10,116,405	08/2009	MSC	1	0	1
Sell	KRW	5,102	07/2009	BCLY	0	0	0
Sell		2,967	07/2009	BOA	0	0	0
Sell		2,951	07/2009	CITI	0	0	0
Sell		865	07/2009	DUB	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	140	11/2009	CITI	$1	$0	$1
Buy	MYR	313	08/2009	BCLY	4	0	4
Sell		775	08/2009	BCLY	0	(2)	(2)
Buy		242	08/2009	CITI	3	0	3
Buy		279	08/2009	HSBC	3	0	3
Buy	NZD	20	07/2009	BCLY	0	0	0
Sell	PHP	119	08/2009	CITI	0	0	0
Buy	SEK	21	07/2009	BCLY	0	0	0
Buy		11,184	07/2009	RBS	0	(69)	(69)
Buy		11,205	10/2009	RBS	1	0	1
Sell	SGD	11	07/2009	HSBC	0	0	0
Sell	TWD	152	08/2009	BCLY	0	0	0
Sell		55	08/2009	CITI	0	0	0
Sell		72	08/2009	DUB	0	0	0
Sell		144	08/2009	JPM	0	0	0
Buy	ZAR	97	11/2009	BCLY	2	0	2

					$1,435	$(932)	$503

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$20,401	$0	$20,401
Germany	0	22,118	0	22,118
Japan	0	34,253	0	34,253
United States	0	211,776	295	212,071
Short-Term Instruments	37,332	2,220	0	39,552
Other Investments ++	0	59,897	2,703	62,600

Investments, at value	$37,332	$350,665	$2,998	$390,995

Short Sales, at value	$0	$(4,655)	$0	$(4,655)

Financial Derivative Instruments +++	$741	$798	$10	$1,549

Total	$38,073	$346,808	$3,008	$387,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United States	$426	$(106)	$0	$5	$(30)	$0	$295
Other Investments ++	1,278	1,735	6	(32)	265	(549)	2,703

Investments, at value	$1,704	$1,629	$6	$(27)	$235	$(549)	$2,998

Financial Derivative Instruments +++	$95	$0	$0	$0	$(69)	$(16)	$10

Total	$1,799	$1,629	$6	$(27)	$166	$(565)	$3,008

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure: Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$45	$0	$0	$0	$0	$45
Variation margin receivable ^^	1,323	0	0	0	0	1,323
Unrealized appreciation on foreign currency contracts	0	1,435	0	0	0	1,435
Unrealized appreciation on swap agreements	192	0	3,073	0	0	3,265

	$1,560	$1,435	$3,073	$0	$0	$6,068

Liabilities:
Written options outstanding	$573	$0	$0	$0	$0	$573
Variation margin payable ^^	582	0	0	0	0	582
Unrealized depreciation on foreign currency contracts	0	932	0	0	0	932
Unrealized depreciation on swap agreements	872	0	1,515	0	0	2,387

	$2,027	$932	$1,515	$0	$0	$4,474

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$1,112	$(10)	$0	$0	$0	$1,102
Net realized gain on futures contracts, written options and swaps	8,097	0	198	0	0	8,295
Net realized gain on foreign currency transactions	0	576	0	0	0	576

	$9,209	$566	$198	$0	$0	$9,973

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,084)	$0	$0	$0	$0	$(1,084)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(617)	0	(2,959)	0	0	(3,576)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7,587)	0	0	0	(7,587)

	$(1,701)	$(7,587)	$(2,959)	$0	$0	$(12,247)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	19

Notes to Financial Statements

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

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valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may

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result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put

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Notes to Financial Statements (Cont.)

option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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(Unaudited) June 30, 2009

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

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(Unaudited) June 30, 2009

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,739	$11,395

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Global Bond Portfolio (Unhedged)	$ 0	$ 219,329	$182,000	$0	$37,332	$29	$6

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent

Semiannual Report	June 30, 2009	27

Notes to Financial Statements (Cont.)

and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$608,763	$664,718	$817,134	$861,933

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	106	$1,260	139	$1,786
Administrative Class	11,255	136,642	18,856	247,900
Advisor Class	349	4,173	314	3,931
Issued as reinvestment of distributions
Institutional Class	2	30	2	29
Administrative Class	416	5,006	826	10,453
Advisor Class	7	83	3	43
Cost of shares redeemed
Institutional Class	(60)	(709)	(36)	(462)
Administrative Class	(4,320)	(51,439)	(14,572)	(183,804)
Advisor Class	(34)	(412)	(21)	(242)
Net increase resulting from Portfolio share transactions	7,721	$94,634	5,511	$79,634

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	5	92
Advisor Class	1	100

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s

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(Unaudited) June 30, 2009

bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,911	$(26,631)	$(19,720)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

30	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	31

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio

(Unhedged)

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	54.2%
Short-Term Instruments	10.1%
Japan	8.8%
Germany	5.7%
France	5.2%
Other	16.0%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (10/31/06)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	4.33%	-0.76%	4.91%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-2.50%	4.99%	7.95%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.12% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,043.28	$1,019.84
Expenses Paid During Period†	$5.07	$5.01

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds benefited performance as spreads on these bonds narrowed.

»	A U.S. curve steepening bias benefited returns as the U.S. yield curve steepened during the period.

»	A U.K. curve steepening bias benefited returns as the U.K. yield curve steepened during the period.

»	A Eurozone curve steepening bias benefited returns as the Eurozone yield curve steepened during the period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and asset-backed securities benefited performance as prices on these securities increased during the period.

»	A position in Japanese inflation-linked bonds (“ILBs”), especially in March, benefited returns as Japanese ILBs outperformed nominal Japanese government bonds.

»	Exposure to U.S. long-dated payer swaps detracted from performance as yields narrowed during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	10/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.25	$12.78	$12.06	$12.09
Net investment income (a)	0.23	0.49	0.40	0.07
Net realized/unrealized gain (loss) on investments	0.29	(0.60)	0.74	(0.04)
Total income (loss) from investment operations	0.52	(0.11)	1.14	0.03
Dividends from net investment income	(0.19)	(0.42)	(0.39)	(0.06)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00
Total distributions	(0.19)	(0.42)	(0.42)	(0.06)
Net asset value end of year or period	$12.58	$12.25	$12.78	$12.06
Total return	4.33%	(0.94)%	9.61%	0.28%
Net assets end of year or period (000s)	$7,792	$3,645	$11	$10
Ratio of expenses to average net assets	1.00%*	1.12%	1.00%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	3.78%*	4.01%	3.25%	3.08%*
Portfolio turnover rate	351%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$352,463
Investments in Affiliates, at value	37,332
Repurchase agreements, at value	1,200
Cash	1,091
Deposits with counterparty	2,848
Foreign currency, at value	2,550
Receivable for investments sold	14,058
Receivable for Portfolio shares sold	45,919
Interest and dividends receivable	3,525
Dividends receivable from Affiliates	16
Swap premiums paid	2,711
Unrealized appreciation on foreign currency contracts	1,435
Unrealized appreciation on swap agreements	3,265
468,413

Liabilities:
Payable for investments purchased	$21,147
Payable for investments in Affiliates purchased	16
Payable for investments purchased on a delayed-delivery basis	28,539
Payable for Portfolio shares redeemed	475
Payable for short sales	4,655
Written options outstanding	573
Deposits from counterparty	4,567
Accrued investment advisory fee	71
Accrued supervisory and administrative fee	143
Accrued distribution fee	1
Accrued servicing fee	41
Variation margin payable	182
Swap premiums received	933
Unrealized depreciation on foreign currency contracts	932
Unrealized depreciation on swap agreements	2,387
Other liabilities	5
64,667

Net Assets	$403,746

Net Assets Consist of:
Paid in capital	$401,998
Undistributed net investment income	10,212
Accumulated undistributed net realized gain	8,804
Net unrealized (depreciation)	(17,268)
$403,746

Net Assets:
Institutional Class	$2,157
Administrative Class	393,797
Advisor Class	7,792

Shares Issued and Outstanding:
Institutional Class	171
Administrative Class	31,298
Advisor Class	619

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.58
Administrative Class	12.58
Advisor Class	12.58

Cost of Investments Owned	$372,183
Cost of Investments in Affiliates Owned	$37,332
Cost of Repurchase Agreements Owned	$1,200
Cost of Foreign Currency Held	$2,549
Proceeds Received on Short Sales	$4,603
Premiums Received on Written Options	$864

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$7,310
Dividends	4
Dividends from Affiliate investments	29
Total Income	7,343

Expenses:
Investment advisory fees	384
Supervisory and administrative fees	767
Servicing fees – Administrative Class	225
Distribution and/or servicing fees – Advisor Class	6
Trustees’ fees	2
Interest expense	6
Total Expenses	1,390

Net Investment Income	5,953

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,095
Net realized gain on Affiliate investments	6
Net realized gain on futures contracts, written options and swaps	8,285
Net realized (loss) on foreign currency transactions	(3,087)
Net change in unrealized (depreciation) on investments	(2,539)
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,576)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,580
Net Gain	9,761

Net Increase in Net Assets Resulting from Operations	$15,714

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$5,953	$11,642
Net realized gain	13,293	3,726
Net realized gain on Affiliate investments	6	0
Net change in unrealized (depreciation)	(3,535)	(26,911)
Net change in unrealized (depreciation) on Affiliate investments	(3)	0
Net increase (decrease) resulting from operations	15,714	(11,543)

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(29)
Administrative Class	(5,006)	(10,453)
Advisor Class	(83)	(43)

Total Distributions	(5,119)	(10,525)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,260	1,786
Administrative Class	136,642	247,900
Advisor Class	4,173	3,931
Issued as reinvestment of distributions
Institutional Class	30	29
Administrative Class	5,006	10,453
Advisor Class	83	43
Cost of shares redeemed
Institutional Class	(709)	(462)
Administrative Class	(51,439)	(183,804)
Advisor Class	(412)	(242)
Net increase resulting from Portfolio share transactions	94,634	79,634

Total Increase in Net Assets	105,229	57,566

Net Assets:
Beginning of period	298,517	240,951
End of period*	$403,746	$298,517

*Including undistributed net investment income of:	$10,212	$9,378

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.6%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,295

Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,079

Medallion Trust
0.791% due 05/25/2035		553	498

National Australia Bank Ltd.
0.831% due 06/29/2016		600	527
4.250% due 03/26/2012	AUD	1,400	1,106

Puma Finance Ltd.
0.822% due 02/21/2038		$507	453
3.290% due 08/22/2037	AUD	614	460
3.555% due 07/12/2036		182	139

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,100

Superannuation Members Home Loans Global Fund
1.116% due 11/09/2035		$4,347	3,910

Swan Trust
1.018% due 05/12/2037		606	528
3.260% due 05/12/2037	AUD	833	621

Torrens Trust
3.527% due 10/19/2038		1,011	726

Total Australia (Cost $14,954)			14,442

BERMUDA 0.2%

Merna Reinsurance Ltd.
1.248% due 07/07/2010		$700	652

Total Bermuda (Cost $697)			652

CANADA 0.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,368

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	160

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	898

Rogers Communications, Inc.
7.250% due 12/15/2012		200	215

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,045

Total Canada (Cost $3,897)			3,686

CAYMAN ISLANDS 0.3%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$400	390

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	350

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	322

Total Cayman Islands (Cost $1,222)			1,062

FRANCE 5.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	400	$306

Dexia Credit Local
2.375% due 09/23/2011		$10,400	10,476

France Government Bond
4.750% due 04/25/2035	EUR	1,500	2,223
5.750% due 10/25/2032		1,200	2,015

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,841

Societe Financement de l'Economie Francaise
3.375% due 05/05/2014		1,500	1,506

Vivendi
5.750% due 04/04/2013		900	907
6.625% due 04/04/2018		100	101

Total France (Cost $20,889)			20,401

GERMANY 5.5%

Driver One GmbH
0.916% due 10/21/2015	EUR	500	667

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,268
4.875% due 06/17/2019		$5,300	5,502

Republic of Germany
4.000% due 01/04/2037	EUR	3,700	4,997
4.750% due 07/04/2034		2,200	3,289
5.500% due 01/04/2031		2,700	4,395

Total Germany (Cost $21,438)			22,118

IRELAND 0.4%

Cars Alliance Funding PLC
1.586% due 10/08/2023	EUR	500	628

Immeo Residential Finance PLC
1.437% due 12/15/2016		947	862

SC Germany Auto
1.032% due 08/11/2015		201	274

Total Ireland (Cost $2,396)			1,764

ITALY 0.3%

Locat Securitisation Vehicle SRL
1.443% due 12/12/2028	EUR	717	898

Siena Mortgages SpA
1.498% due 12/16/2038		104	140

Split SRL
1.546% due 10/25/2018		201	267

Total Italy (Cost $1,482)			1,305

JAPAN 8.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	136

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	120,960	1,107
1.100% due 12/10/2016		1,083,240	9,931
1.200% due 06/10/2017		121,320	1,103
1.200% due 12/10/2017		552,200	4,995
1.400% due 06/10/2018		849,150	7,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
2.300% due 05/20/2030	JPY	7,000	$75
2.400% due 03/20/2034		130,000	1,405
2.500% due 09/20/2035		290,000	3,203
2.500% due 03/20/2036		10,000	110
2.500% due 06/20/2036		190,000	2,100
2.500% due 09/20/2037		200,000	2,216

Resona Bank Ltd.
5.850% due 09/29/2049		$100	76

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	92

Total Japan (Cost $32,818)			34,253

JERSEY, CHANNEL ISLANDS 0.4%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	93

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,427

Total Jersey, Channel Islands
(Cost $1,254)			1,520

LUXEMBOURG 0.0%

Silver Arrow S.A.
0.915% due 08/15/2014	EUR	27	37

Total Luxembourg (Cost $41)			37

NETHERLANDS 3.6%

Dutch Mortgage-Backed Securities BV
1.790% due 10/02/2079	EUR	662	901

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		7,600	10,714

ING Bank NV
3.900% due 03/19/2014		$2,800	2,855

Total Netherlands (Cost $13,891)			14,470

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,547

Total New Zealand (Cost $1,500)			1,547

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,014

Total Norway (Cost $1,077)			1,014

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	2,022

Total Portugal (Cost $2,200)			2,022

RUSSIA 0.2%

Gaz Capital S.A.
7.343% due 04/11/2013		$200	194
8.146% due 04/11/2018		300	275

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$494	$480

Total Russia (Cost $993)			949

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	700

Total South Korea (Cost $770)			700

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
1.516% due 10/25/2037	EUR	143	144

Bankinter S.A.
5.000% due 05/14/2010		1,900	2,719

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	444

Total Spain (Cost $3,772)			3,307

SWITZERLAND 0.5%

UBS AG
5.750% due 04/25/2018		1,900	1,733
5.875% due 12/20/2017		500	467

Total Switzerland (Cost $2,389)			2,200

UNITED KINGDOM 2.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	2,952

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	955
10.179% due 06/12/2021		1,920	2,052

HBOS PLC
6.750% due 05/21/2018		800	605

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,200	426

Permanent Financing PLC
1.411% due 09/10/2032	EUR	600	794

Punch Taverns Finance PLC
2.354% due 10/15/2032	GBP	100	41

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$1,400	1,411
9.118% due 03/31/2049		800	652

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	201

TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,696

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	93

Total United Kingdom (Cost $13,808)			11,878

UNITED STATES 52.5%

ASSET-BACKED SECURITIES 3.8.%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		363	295

Accredited Mortgage Loan Trust
0.364% due 02/25/2037		236	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	$1	$1
1.014% due 10/25/2031	2	1

Asset-Backed Funding Certificates
0.374% due 01/25/2037	184	151

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	157	144

Capital Auto Receivables Asset Trust
1.769% due 10/15/2012	800	795

Carrington Mortgage Loan Trust
0.364% due 12/25/2036	350	259

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	434	411
0.364% due 08/25/2037	327	292

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	257	210

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	174	161

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	613	613
1.219% due 01/15/2011	842	842
1.739% due 06/15/2012	500	502
5.260% due 10/15/2010	153	154

Franklin Auto Trust
1.315% due 10/20/2011	409	410

Fremont Home Loan Trust
0.364% due 10/25/2036	143	90

GSAMP Trust
0.414% due 01/25/2047	217	200
0.604% due 03/25/2034	7	7

Home Equity Mortgage Trust
5.500% due 01/25/2037	213	28

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	216	131

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	120	113

JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036	264	205

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	28	28

Morgan Stanley ABS Capital I
1.114% due 07/25/2037	5,312	3,807

Nelnet Student Loan Trust
0.618% due 12/27/2016	1,110	1,103
1.622% due 04/27/2015	583	583

SACO I, Inc.
0.374% due 05/25/2036	32	18
0.514% due 04/25/2035	10	4

Securitized Asset-Backed Receivables LLC Trust
0.364% due 12/25/2036	215	193

SLC Student Loan Trust
1.079% due 06/15/2017	800	777

SLM Student Loan Trust
0.829% due 12/17/2018	172	170
1.092% due 10/25/2016	247	246
1.592% due 10/25/2017	1,600	1,563

Structured Asset Securities Corp.
0.714% due 05/25/2034	10	8
4.900% due 04/25/2035	40	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		$6	$5

Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		316	260

Wells Fargo Home Equity Trust
0.544% due 10/25/2035		85	80

			15,102

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.320% due 08/03/2012		2,161	2,013

CORPORATE BONDS & NOTES 30.5%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,125

American Express Co.
7.000% due 03/19/2018		1,500	1,459

American Express Credit Corp.
5.875% due 05/02/2013		200	199

American General Finance Corp.
6.900% due 12/15/2017		100	54

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,000	288
6.250% due 03/15/2037		$100	26
8.000% due 05/22/2038	EUR	1,700	537
8.175% due 05/15/2058		$1,800	514
8.250% due 08/15/2018		1,000	589

AutoZone, Inc.
5.875% due 10/15/2012		100	104

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	498
5.650% due 05/01/2018		$100	89

Bear Stearns Cos. LLC
0.763% due 10/02/2009 (j)	CAD	300	258
6.400% due 10/02/2017		$1,000	1,003
7.250% due 02/01/2018		1,300	1,372

Block Financial LLC
7.875% due 01/15/2013		2,000	2,169

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,388
6.400% due 06/15/2016		200	187

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,093

Caterpillar Financial Services Corp.
1.354% due 06/24/2011		1,600	1,581

Centex Corp.
5.250% due 06/15/2015		3,800	3,296
5.700% due 05/15/2014		1,200	1,095

CenturyTel, Inc.
6.000% due 04/01/2017		4,700	4,248

CIT Group, Inc.
1.352% due 07/28/2011		1,100	749
5.600% due 04/27/2011		800	600

Citigroup Capital XXI
8.300% due 12/21/2077		300	234

Citigroup Funding, Inc.
2.036% due 05/07/2010		2,200	2,155

Citigroup, Inc.
4.250% due 02/25/2030	EUR	100	79
4.750% due 05/31/2017		100	98
4.750% due 02/10/2019		200	191
6.125% due 11/21/2017		$800	703

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$2,000	$1,752
8.400% due 04/29/2049 (a)		500	376

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	976

CMS Energy Corp.
2.081% due 01/15/2013		200	167

CNA Financial Corp.
6.000% due 08/15/2011		200	190

CSX Corp.
6.300% due 03/15/2012		200	206

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	1,805

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	951

DR Horton, Inc.
6.000% due 04/15/2011		200	197

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	296

Erac USA Finance Co.
5.800% due 10/15/2012		800	749

FPL Group Capital, Inc.
1.494% due 06/17/2011		600	607

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	600	490

Goldman Sachs Group, Inc.
5.375% due 02/15/2013		200	284
5.950% due 01/18/2018		$500	486
6.150% due 04/01/2018		700	683

Harris Corp.
5.950% due 12/01/2017		1,500	1,535

International Lease Finance Corp.
5.350% due 03/01/2012		200	156
5.400% due 02/15/2012		200	156

iStar Financial, Inc.
5.150% due 03/01/2012		200	101

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	149
6.000% due 01/15/2018		$1,800	1,791

JPMorgan Chase Capital XX
6.550% due 09/15/2066		400	319

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	80

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		900	137
5.625% due 01/24/2013 (a)		1,000	156
6.875% due 05/02/2018 (a)		800	132

Ltd. Brands, Inc.
6.900% due 07/15/2017		1,000	867

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,469

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	1,950

Masco Corp.
6.125% due 10/03/2016		200	168

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	10,529

Merck & Co., Inc.
4.750% due 03/01/2015		200	209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.712% due 03/23/2010	$500	$492
3.188% due 05/12/2010	2,800	2,785
6.875% due 04/25/2018	1,500	1,391

Metropolitan Life Global Funding I
0.879% due 03/15/2012	900	853
5.125% due 04/10/2013	1,300	1,324

Mohawk Industries, Inc.
6.625% due 01/15/2016	1,000	890

Morgan Stanley
1.399% due 01/09/2012	1,200	1,082
1.557% due 10/18/2016	200	162
1.611% due 10/15/2015	1,000	858
6.000% due 04/28/2015	700	699
6.625% due 04/01/2018	1,600	1,598

Motorola, Inc.
5.375% due 11/15/2012	11,090	10,401

Nabors Industries, Inc.
6.150% due 02/15/2018	4,100	3,942

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	447

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	57	57

NGPL PipeCo. LLC
7.119% due 12/15/2017	500	525

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	1,035

Pricoa Global Funding I
0.734% due 06/26/2012	900	837
1.446% due 06/04/2010	2,000	1,983

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	799

Ryder System, Inc.
5.850% due 11/01/2016	200	182

Sara Lee Corp.
6.250% due 09/15/2011	200	211

Sealed Air Corp.
5.625% due 07/15/2013	1,000	905

SLM Corp.
5.375% due 05/15/2014	400	322
8.450% due 06/15/2018	200	171

Sprint Capital Corp.
8.375% due 03/15/2012	11,500	11,385

Sprint Nextel Corp.
6.000% due 12/01/2016	200	164

State Street Capital Trust IV
1.629% due 06/01/2077	500	290

Target Corp.
7.000% due 01/15/2038	600	641

Time Warner, Inc.
1.150% due 11/13/2009	400	399
5.500% due 11/15/2011	200	207

Tyson Foods, Inc.
10.500% due 03/01/2014	3,500	3,815

UnitedHealth Group, Inc.
0.789% due 06/21/2010	1,000	991

UST, Inc.
5.750% due 03/01/2018	1,000	914

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	1,022

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,042

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	$2,455

Yum! Brands, Inc.
6.250% due 03/15/2018		$700	721

			123,090

MORTGAGE-BACKED SECURITIES 6.4%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		54	35

American Home Mortgage Assets
0.504% due 05/25/2046		644	238
0.524% due 10/25/2046		887	289

Banc of America Funding Corp.
5.888% due 04/25/2037		800	501
5.967% due 10/20/2046		489	252

BCAP LLC Trust
0.484% due 01/25/2037		780	298

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		175	150
2.500% due 08/25/2035		350	307
2.900% due 03/25/2035		488	422
3.788% due 08/25/2033		64	57
4.248% due 05/25/2034		139	109
4.550% due 08/25/2035		369	326
4.630% due 05/25/2034		46	32
4.654% due 10/25/2033		62	55
4.808% due 11/25/2034		36	30
5.457% due 05/25/2047		1,001	584

Bear Stearns Alt-A Trust
5.490% due 09/25/2035		282	153
5.521% due 11/25/2035		403	218
6.250% due 08/25/2036		507	239

Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019		503	433
5.540% due 09/11/2041		500	416

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		288	222

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046		240	146

CC Mortgage Funding Corp.
0.494% due 07/25/2036		254	117

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	284

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		184	146
4.748% due 08/25/2035		173	137

Countrywide Alternative Loan Trust
0.495% due 02/20/2047		445	173
0.510% due 12/20/2046		896	360
0.525% due 03/20/2046		276	113
0.525% due 07/20/2046		796	308
0.594% due 02/25/2037		339	155
0.664% due 05/25/2037		177	70
2.840% due 11/25/2035		80	35
3.380% due 11/25/2035		80	35
5.250% due 06/25/2035		85	68
5.889% due 11/25/2035		768	431
6.000% due 04/25/2037		234	127
6.133% due 08/25/2036		354	306
6.250% due 08/25/2037		84	45
6.500% due 06/25/2036		439	218

Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		182	81
0.604% due 04/25/2035		59	27
0.634% due 03/25/2035		212	95

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.644% due 02/25/2035	$19	$10
0.694% due 09/25/2034	23	11
4.122% due 11/19/2033	140	124
4.543% due 08/25/2034	20	13
4.786% due 11/25/2034	63	48

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	262	143

CS First Boston Mortgage Securities Corp.
4.214% due 08/25/2033	93	82
6.500% due 04/25/2033	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	433

First Horizon Asset Securities, Inc.
3.170% due 07/25/2033	22	19
4.742% due 12/25/2033	36	29
6.250% due 08/25/2017	88	87

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	57	58

Greenpoint Mortgage Funding Trust
0.584% due 11/25/2045	22	10

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	640

GSR Mortgage Loan Trust
3.726% due 06/25/2034	22	19
4.469% due 09/25/2035	935	787
4.535% due 03/25/2033	49	45

Harborview Mortgage Loan Trust
0.503% due 01/19/2038	143	61
0.683% due 02/19/2034	6	5
2.190% due 12/19/2036	310	109
4.353% due 05/19/2033	83	71

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	665	412

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	220	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	961
5.429% due 12/12/2043	300	243

JPMorgan Mortgage Trust
4.381% due 11/25/2033	52	46
4.773% due 07/25/2035	520	418
5.009% due 07/25/2035	572	438
5.012% due 02/25/2035	106	93

MASTR Alternative Loans Trust
0.714% due 03/25/2036	99	36

MASTR Asset Securitization Trust
4.500% due 03/25/2018	84	83

Mellon Residential Funding Corp.
0.759% due 12/15/2030	34	28

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	721
5.172% due 12/12/2049	300	219
6.156% due 08/12/2049	1,900	1,318

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	236	127
0.564% due 08/25/2036	68	31
4.668% due 02/25/2033	31	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	293	237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$50	$30

Residential Accredit Loans, Inc.
0.464% due 02/25/2047	333	128
0.494% due 06/25/2046	839	323
0.524% due 04/25/2046	354	134

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034	93	78
4.802% due 02/25/2034	35	27
5.199% due 09/25/2034	178	153

Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046	910	381
0.524% due 05/25/2046	208	84
0.534% due 05/25/2036	931	370
0.534% due 09/25/2047	600	114
0.563% due 07/19/2035	682	436
0.663% due 03/19/2034	17	11
0.893% due 07/19/2034	9	5

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	432	388

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	531	383
5.342% due 12/15/2043	1,500	991

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	126	59
0.604% due 10/25/2045	65	34
0.624% due 01/25/2045	21	10
0.634% due 01/25/2045	20	10
0.854% due 12/25/2027	80	60
2.139% due 02/25/2047	859	346
2.740% due 08/25/2042	14	9
2.877% due 02/27/2034	14	11
2.909% due 06/25/2033	33	26
3.127% due 07/25/2046	423	178
3.711% due 03/25/2034	132	111
4.542% due 09/25/2033	2,969	2,546
5.394% due 02/25/2037	944	560

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.280% due 07/25/2046	149	51

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	243	235
4.694% due 04/25/2036	67	54
4.750% due 10/25/2018	144	141
4.950% due 03/25/2036	333	236

		25,991

MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	254

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	873

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	226

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

		2,856

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
1.343% due 12/31/2049	58	$502

SLM Corp.
0.700% due 03/15/2017	500	6

SLM Corp. CPI Linked
0.750% due 01/16/2018	3,100	39

		547

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 10.5%

Fannie Mae
0.429% due 03/25/2034	$22	20
0.464% due 08/25/2034	12	12
0.514% due 10/27/2037	1,600	1,457
0.564% due 06/25/2044	9	9
4.287% due 11/01/2034	173	175
4.676% due 10/01/2034	14	15
4.934% due 12/01/2034	31	32
5.500% due 10/01/2016 - 05/01/2047	4,102	4,231
5.870% due 02/01/2021	40	41
6.000% due 07/25/2044	75	77

Freddie Mac
0.549% due 02/15/2019	940	922
0.594% due 09/25/2031	52	47
0.702% due 03/09/2011 (e)	528	530
0.819% due 04/15/2028	694	689
0.888% due 02/01/2011 (e)	145	145
0.926% due 05/04/2011 (e)	317	318
0.937% due 08/05/2011 (e)	7	7
2.638% due 10/25/2044	115	113
3.750% due 03/27/2019	1,200	1,182
4.000% due 03/01/2010	257	261
4.500% due 02/15/2017 - 02/01/2018	1,252	1,287
4.510% due 02/01/2029	16	16
5.000% due 03/15/2017	174	180
5.328% due 04/01/2037	204	211
5.500% due 06/01/2036	1,015	1,052
6.000% due 04/15/2036 - 08/01/2038	1,942	2,026

Ginnie Mae
4.125% due 11/20/2024	5	5
6.000% due 09/20/2038 - 07/01/2039	24,341	25,396
6.500% due 02/15/2038 - 07/01/2039	1,899	2,016

		42,472

Total United States (Cost $229,629)		212,071

SHORT-TERM INSTRUMENTS 9.8%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.100% due 07/01/2009	$1,200	1,200

(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,234. Repurchase proceeds are $1,200.)

U.S. TREASURY BILLS 0.3%
0.082% due 07/02/2009 - 07/09/2009 (b)(e)	1,020	1,020

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.2%
	3,729,828	$37,332

Total Short-Term Instruments (Cost $39,555)		39,552

PURCHASED OPTIONS (h) 0.0%
(Cost $43)		45

Total Investments 96.8% (Cost $410,715)		$390,995

Written Options (i) (0.1%) (Premiums $864)		(573)

Other Assets and Liabilities (Net) 3.3%		13,324

Net Assets 100.0%		$403,746

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,357 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Cash of $2,848 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures Put Options Strike @ EUR 107.000	Long	09/2009	70	$0
Euro-Bund 10-Year Bond September Futures	Long	09/2009	322	1,028
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 105.000	Long	09/2009	209	0
Japan Government 10-Year Bond September Futures	Long	09/2009	8	183
U.S. Treasury 10-Year Note September Futures	Long	09/2009	100	80
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	485	(523)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	31
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	10	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	149	(49)

				$741

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.088%	$1,000	$(29)	$0	$(29)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	12.008%	100	41	0	41
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.502%	100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	2.293%	200	5	0	5
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	2.293%	500	11	0	11
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	3.190%	600	48	47	1
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.145%	1,100	(6)	0	(6)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.145%	600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.103%	700	(7)	0	(7)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.103%	300	(5)	0	(5)
Bear Stearns Cos. LLC	BNP	(2.180%	)	03/20/2018	1.074%	600	(48)	0	(48)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.077%	1,000	22	0	22
Bear Stearns Cos. LLC	RBS	(2.223%	)	03/20/2018	1.074%	700	(58)	0	(58)
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	0.709%	2,000	(23)	0	(23)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.102%	1,500	7	7	0
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.111%	200	(12)	0	(12)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	2.078%	5,900	276	266	10
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.590%	1,200	31	16	15
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.531%	3,800	103	41	62
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	0.881%	4,700	(39)	(3)	(36)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	3.834%		$2,000	$345	$0	$345
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.148%		1,000	77	0	77
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	3.246%		200	12	0	12
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.698%		200	2	0	2
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	2.442%		2,000	109	46	63
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.218%		1,000	(16)	0	(16)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	2.851%		200	(5)	0	(5)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	2.718%		800	0	0	0
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	2.344%		1,000	45	0	45
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	1.612%		100	0	0	0
Harris Corp.	BOA	(1.440%	)	12/20/2017	1.102%		1,500	(36)	0	(36)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.924%		200	42	0	42
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.924%		200	43	0	43
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	24.816%		200	89	0	89
JPMorgan Chase & Co.	BNP	(0.737%	)	03/20/2018	1.025%		700	14	0	14
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.025%		700	15	0	15
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.506%		200	14	0	14
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.647%		2,000	108	0	108
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.573%		1,000	(18)	0	(18)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	3.556%		1,800	252	176	76
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.533%		1,000	(3)	0	(3)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.533%		1,000	(7)	0	(7)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.379%		200	27	0	27
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.092%		10,800	30	71	(41)
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.457%		200	(1)	0	(1)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	3.260%		1,000	89	0	89
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.835%		500	(1)	0	(1)
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.917%		200	19	0	19
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	2.363%		11,090	481	411	70
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.382%		1,000	39	0	39
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.382%		1,000	53	0	53
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.382%		2,100	49	0	49
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	3.304%		500	31	0	31
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	1.282%		200	2	0	2
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.502%		1,000	2	0	2
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.463%		1,000	(71)	0	(71)
Rogers Communications, Inc.	MSC	(0.540%	)	12/20/2012	1.535%		200	7	0	7
Ryder System, Inc.	JPM	(0.460%	)	12/20/2016	2.158%		200	20	0	20
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.299%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.255%		1,000	8	0	8
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.653%	GBP	1,000	2	0	2
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	3.639%		$3,100	(110)	(142)	32
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	3.639%		8,400	555	459	96
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.755%		200	29	0	29
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	1.322%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.737%		200	2	0	2
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	2.029%		4,000	173	136	37
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	1.256%	EUR	800	(49)	0	(49)
UBS Warburg LLC	BNP	(2.980%	)	03/20/2019	1.275%		$100	(13)	0	(13)
UBS Warburg LLC	BOA	(2.280%	)	06/20/2018	1.273%		1,300	(96)	0	(96)
UST, Inc.	GSC	(0.720%	)	03/20/2018	0.381%		1,000	(26)	0	(26)
Vivendi	BNP	(1.742%	)	06/20/2013	1.186%		300	(6)	0	(6)
Vivendi	BNP	(1.780%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	BNP	(1.820%	)	06/20/2013	1.186%		300	(7)	0	(7)
Vivendi	DUB	(1.500%	)	06/20/2018	1.284%		100	(2)	0	(2)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	2.391%	GBP	1,000	(140)	0	(140)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	4.249%		$100	10	0	10
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.722%		700	(12)	0	(12)

								$2,477	$1,531	$946

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	2.396%	$1,400	$(74)	$0	$(74)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	700	64	0	64
General Electric Capital Corp.	DUB	5.000%	09/20/2014	4.176%	1,000	36	33	3
SLM Corp.	CITI	5.000%	06/20/2011	8.506%	1,200	(71)	(228)	157

						$(45)	$(195)	$150

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		$11,517	$720	$34	$686
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017		878	55	22	33
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		3,123	176	13	163
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,855	104	69	35
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		2,440	22	(82)	104
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		488	4	(7)	11
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		6,300	89	136	(47)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		6,500	114	301	(187)
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016	EUR	700	77	(4)	81

							$1,361	$482	$879

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$500	$(385)	$(150)	$(235)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	499	(334)	(152)	(182)

					$(719)	$(302)	$(417)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$18	$1	$17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	10	0	10
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	9,200	(74)	14	(88)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	DUB		12,600	(55)	31	(86)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		1,100	(5)	3	(8)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		8,100	(35)	21	(56)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	4,500	(39)	(61)	22
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	MLP		2,700	(24)	(8)	(16)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		33,600	(292)	11	(303)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	11	(1)	12
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		2,000	23	(2)	25
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	14	6	8
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC	GBP	16,300	(31)	283	(314)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	1,080,000	15	(23)	38
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		1,490,000	21	(14)	35
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		1,710,000	24	(1)	25
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		110,000	1	2	(1)

							$(418)	$262	$(680)

(h)	Purchased options outstanding on June 30, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$101.500	08/21/2009	$3,600	$24	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	19	16

				$43	$45

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	151	$155	$62
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	235	261	109
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	12	2	1

				$418	$172

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$2,400	$7	$5
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	6,800	45	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,300	11	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	2,300	9	14
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,300	22	13
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	400	1	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	7,500	143	182
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,500	161	137

							$399	$356

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 09/01/2039	$ 101.500	08/21/2009	$3,600	$ 27	$29
Call - OTC Fannie Mae 5.000% due 09/01/2039	102.500	08/21/2009	4,100	20	16

				$ 47	$45

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	753	$26,000	EUR	7,000	$933
Sales	1,143	79,000		8,100	1,623
Closing Buys	(436)	(52,800)		(11,600)	(1,243)
Expirations	(1,062)	(13,000)		(3,500)	(449)
Exercised	0	0		0	0

Balance at 06/30/2009	398	$39,200	EUR	0	$864

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	0.763%	10/02/2009	06/06/2008	$293	$258	0.06%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	07/01/2039	$4,000	$4,086	$4,128
U.S. Treasury Bonds	3.500%	02/15/2039	600	517	527

				$4,603	$4,655

(6)	Market value includes $8 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	50	07/2009	BCLY	$0	$0	$0
Sell		5,382	07/2009	GSC	0	(101)	(101)
Buy		706	07/2009	UBS	0	(5)	(5)
Buy	BRL	2,236	08/2009	HSBC	34	0	34
Buy	CAD	41	08/2009	BCLY	0	(1)	(1)
Buy		1,366	08/2009	DUB	0	(10)	(10)
Buy		4,306	08/2009	JPM	0	(230)	(230)
Buy		97	08/2009	MSC	0	(1)	(1)
Sell	CLP	10,862	11/2009	BCLY	0	(2)	(2)
Buy		10,300	11/2009	CITI	2	0	2
Buy	CNY	2,887	07/2009	BCLY	0	(26)	(26)
Sell		4,636	07/2009	BCLY	0	(15)	(15)
Buy		6,540	07/2009	DUB	0	(57)	(57)
Buy		1,671	07/2009	HSBC	0	(14)	(14)
Buy		2,617	07/2009	JPM	0	(23)	(23)
Sell		9,078	07/2009	JPM	0	(34)	(34)
Buy		552	09/2009	BCLY	1	0	1
Buy		555	09/2009	CITI	1	0	1
Buy		2,633	09/2009	DUB	6	0	6
Sell		5,333	09/2009	DUB	0	(26)	(26)
Buy		1,109	09/2009	HSBC	3	0	3
Buy		483	09/2009	JPM	1	0	1
Buy		2,548	05/2010	BCLY	0	(37)	(37)
Sell		5,414	05/2010	BCLY	0	(45)	(45)
Buy		2,866	05/2010	MLP	0	(40)	(40)
Buy		44,970	06/2011	BCLY	0	(60)	(60)
Buy	DKK	13,098	07/2009	RBS	0	(33)	(33)
Buy		13,098	10/2009	RBS	1	0	1
Buy	EUR	43,469	07/2009	BCLY	327	0	327
Buy		1,131	07/2009	BOA	10	0	10
Buy		280	07/2009	HSBC	0	0	0
Sell		114	07/2009	HSBC	0	(1)	(1)
Buy		445	07/2009	RBS	7	0	7
Buy	GBP	2,075	07/2009	BCLY	73	(6)	67
Sell		214	07/2009	BCLY	0	(4)	(4)
Buy		7,970	07/2009	CITI	781	0	781
Sell		219	07/2009	CSFB	0	(10)	(10)
Sell		554	07/2009	GSC	3	(9)	(6)
Buy		140	07/2009	RBS	11	0	11
Sell		133	07/2009	RBS	0	(3)	(3)
Buy		1,646	08/2009	HSBC	0	(3)	(3)
Buy		9,065	08/2009	MSC	0	(62)	(62)
Sell	INR	95	07/2009	BCLY	0	0	0
Buy		227	07/2009	BOA	1	0	1
Buy		231	07/2009	CITI	0	0	0
Sell		248	07/2009	CITI	0	0	0
Buy		201	07/2009	DUB	0	0	0
Sell		95	07/2009	HSBC	0	0	0
Sell		95	07/2009	JPM	0	0	0
Sell		87	07/2009	MSC	0	0	0
Buy		95	10/2009	BCLY	0	0	0
Buy		288	10/2009	CITI	0	0	0
Buy		95	10/2009	HSBC	0	0	0
Buy		95	10/2009	JPM	0	0	0
Buy		87	10/2009	MSC	0	0	0
Buy	JPY	106,523	07/2009	BCLY	17	0	17
Buy		9,524,697	07/2009	BNP	109	0	109
Buy		142,789	07/2009	BOA	28	0	28
Sell		2,837	07/2009	CSFB	0	(1)	(1)
Buy		269,674	07/2009	DUB	0	(1)	(1)
Buy		20,294	07/2009	GSC	4	0	4
Sell		9,404	07/2009	GSC	0	(1)	(1)
Buy		633	07/2009	MSC	0	0	0
Buy		4,833	07/2009	RBS	0	0	0
Buy		41,545	08/2009	HSBC	0	0	0
Buy		10,116,405	08/2009	MSC	1	0	1
Sell	KRW	5,102	07/2009	BCLY	0	0	0
Sell		2,967	07/2009	BOA	0	0	0
Sell		2,951	07/2009	CITI	0	0	0
Sell		865	07/2009	DUB	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	140	11/2009	CITI	$1	$0	$1
Buy	MYR	313	08/2009	BCLY	4	0	4
Sell		775	08/2009	BCLY	0	(2)	(2)
Buy		242	08/2009	CITI	3	0	3
Buy		279	08/2009	HSBC	3	0	3
Buy	NZD	20	07/2009	BCLY	0	0	0
Sell	PHP	119	08/2009	CITI	0	0	0
Buy	SEK	21	07/2009	BCLY	0	0	0
Buy		11,184	07/2009	RBS	0	(69)	(69)
Buy		11,205	10/2009	RBS	1	0	1
Sell	SGD	11	07/2009	HSBC	0	0	0
Sell	TWD	152	08/2009	BCLY	0	0	0
Sell		55	08/2009	CITI	0	0	0
Sell		72	08/2009	DUB	0	0	0
Sell		144	08/2009	JPM	0	0	0
Buy	ZAR	97	11/2009	BCLY	2	0	2

					$1,435	$(932)	$503

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$20,401	$0	$20,401
Germany	0	22,118	0	22,118
Japan	0	34,253	0	34,253
United States	0	211,776	295	212,071
Short-Term Instruments	37,332	2,220	0	39,552
Other Investments ++	0	59,897	2,703	62,600

Investments, at value	$37,332	$350,665	$2,998	$390,995

Short Sales, at value	0	(4,655)	0	(4,655)

Financial Derivative Instruments +++	$741	$798	$10	$1,549

Total	$38,073	$346,808	$3,008	$387,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United States	$426	$(106)	$0	$5	$(30)	$0	$295
Other Investments ++	1,278	1,735	6	(32)	265	(549)	2,703

Investments, at value	$1,704	$1,629	$6	$(27)	$235	$(549)	$2,998

Financial Derivative Instruments +++	$95	$0	$0	$0	$(69)	$(16)	$10

Total	$1,799	$1,629	$6	$(27)	$166	$(565)	$3,008

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure: Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$45	$0	$0	$0	$0	$45
Variation margin receivable ^^	1,323	0	0	0	0	1,323
Unrealized appreciation on foreign currency contracts	0	1,435	0	0	0	1,435
Unrealized appreciation on swap agreements	192	0	3,073	0	0	3,265

	$1,560	$1,435	$3,073	$0	$0	$6,068

Liabilities:
Written options outstanding	$573	$0	$0	$0	$0	$573
Variation margin payable ^^	582	0	0	0	0	582
Unrealized depreciation on foreign currency contracts	0	932	0	0	0	932
Unrealized depreciation on swap agreements	872	0	1,515	0	0	2,387

	$2,027	$932	$1,515	$0	$0	$4,474

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$1,112	$(10)	$0	$0	$0	$1,102
Net realized gain on futures contracts, written options and swaps	8,097	0	198	0	0	8,295
Net realized gain on foreign currency transactions	0	576	0	0	0	576

	$9,209	$566	$198	$0	$0	$9,973

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,084)	$0	$0	$0	$0	$(1,084)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(617)	0	(2,959)	0	0	(3,576)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7,587)	0	0	0	(7,587)

	$(1,701)	$(7,587)	$(2,959)	$0	$0	$(12,247)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	19

Notes to Financial Statements

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put

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Notes to Financial Statements (Cont.)

option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,739	$11,395

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Global Bond Portfolio (Unhedged)	$ 0	$ 219,329	$182,000	$0	$37,332	$29	$6

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent

Semiannual Report	June 30, 2009	27

Notes to Financial Statements (Cont.)

and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$608,763	$664,718	$817,134	$861,933

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	106	$1,260	139	$1,786
Administrative Class	11,255	136,642	18,856	247,900
Advisor Class	349	4,173	314	3,931
Issued as reinvestment of distributions
Institutional Class	2	30	2	29
Administrative Class	416	5,006	826	10,453
Advisor Class	7	83	3	43
Cost of shares redeemed
Institutional Class	(60)	(709)	(36)	(462)
Administrative Class	(4,320)	(51,439)	(14,572)	(183,804)
Advisor Class	(34)	(412)	(21)	(242)
Net increase resulting from Portfolio share transactions	7,721	$94,634	5,511	$79,634

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	5	92
Advisor Class	1	100

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s

28	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,911	$(26,631)	$(19,720)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

30	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	31

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Global Multi-Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”). The Portfolio may also invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as Acquired Funds in this Semiannual Report.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European risk, far eastern (excluding Japan) specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Cumulative Returns Chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 15, 2009 (the date the Portfolio commenced operations) to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Global Multi-Asset Portfolio

Allocation Breakdown‡

U.S. Government Agencies	49.7%
PIMCO Funds	34.1%
Exchange-Traded Funds	8.1%
Short-Term Instruments	6.6%
Purchased Options	1.5%
‡	% of Total Investments as of 06/30/09

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2009
	Since Inception (04/15/09)
PIMCO Global Multi-Asset Portfolio Administrative Class	5.30%
MSCI World Net Dividend in USD±	8.57%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	5.68%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 04/30/09.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.87% for Administrative Class shares.

± MSCI World Net Dividend in USD. The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance++
		(5% return before expenses)
Beginning Account Value (04/15/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,053.00	$1,019.34
Expenses Paid During Periodà	$2.35	$5.51

++ Hypothetical Performance reflects a beginning account value as of 01/01/09.

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the period since the Portfolio commenced operations on 04/15/09). The Portfolio’s hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	The PIMCO Global Multi-Asset Portfolio commenced operations on April 15, 2009.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Multi-Asset Portfolio

Selected Per Share Data for the Period Ended:	04/15/2009-06/30/2009+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.03
Net realized/unrealized gain on investments	0.50
Total income from investment operations	0.53
Net asset value end of period	$10.53
Total return	5.30%
Net assets end of period (000s)	$3,159
Ratio of expenses to average net assets	1.10	%*
Ratio of expenses to average net assets excluding interest expense	1.10	%*
Ratio of net investment income to average net assets	1.55	%*
Portfolio turnover rate	84%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Global Multi-Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$1,797
Investments in Affiliates, at value	1,235
Cash	89
Deposits with counterparty	85
Receivable for investments sold	725
Interest and dividends receivable	8
3,939

Liabilities:
Payable for investments purchased	$4
Payable for short sales	729
Written options outstanding	28
Accrued investment advisory fee	2
Accrued servicing fee	1
Variation margin payable	5
769

Net Assets	$3,170

Net Assets Consist of:
Paid in capital	$3,010
Undistributed net investment income	10
Accumulated undistributed net realized gain	115
Net unrealized appreciation	35
$3,170

Net Assets:
Administrative Class	$3,159
Advisor Class	11

Shares Issued and Outstanding:
Administrative Class	300
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.53
Advisor Class	10.53

Cost of Investments Owned	$1,817
Cost of Investments in Affiliates Owned	$1,180
Proceeds Received on Short Sales	$725
Premiums Received on Written Options	$56

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Multi-Asset Portfolio

(Amounts in thousands)	Period from April 15, 2009 to June 30, 2009 (Unaudited)

Investment Income:
Interest	$5
Dividends	1
Dividends from Affiliate investments	11
Total Income	17

Expenses:
Investment advisory fees	6
Servicing fees – Administrative Class	1
Total Expenses	7

Net Investment Income	10

Net Realized and Unrealized Gain:
Net realized gain on investments	6
Net realized gain on Affiliate investments	7
Net realized gain on futures contracts, written options and swaps	102
Net change in unrealized appreciation on investments	30
Net change in unrealized appreciation on futures contracts, written options and swaps	5
Net Gain	150

Net Increase in Net Assets Resulting from Operations	$160

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Global Multi-Asset Portfolio

(Amounts in thousands)	Period from April 15, 2009 to June 30, 2009 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$10
Net realized gain	108
Net realized gain on Affiliate investments	7
Net change in unrealized appreciation	35
Net increase resulting from operations	160

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	3,000
Advisor Class	10
Net increase resulting from Portfolio share transactions	3,010

Total Increase in Net Assets	3,170

Net Assets:
Beginning of period	0
End of period*	$3,170

*Including undistributed (overdistributed) net investment income of:	$10

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Multi-Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 32.6%
CommodityRealReturn Strategy Fund®	27,903	$199
Emerging Local Bond Fund	6,225	56
Emerging Markets Bond Fund	8,218	77
Global Bond Fund (Unhedged)	18,604	164
Investment Grade Corporate Bond Fund	13,899	144
Real Return Fund	7,516	78
RealEstateRealReturn Strategy Fund	15,234	44
Total Return Fund	26,009	272

Total PIMCO Funds
(Cost $979)		1,034

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 47.5%

Fannie Mae
5.500% due 01/01/2039	$187	193
6.000% due 12/01/2037	489	512

Freddie Mac
0.888% due 02/01/2011	150	150
0.937% due 08/05/2011	500	500
1.750% due 06/15/2012	100	100
2.125% due 03/23/2012	50	50

Total U.S. Government Agencies
(Cost $1,506)		1,505

	SHARES
EXCHANGE-TRADED FUNDS 7.8%
iShares MSCI Emerging Markets Index Fund	4,809	155
SPDR Gold Trust	1,000	91

Total Exchange-Traded Funds
(Cost $223)		246

SHORT-TERM INSTRUMENTS 6.3%

SHORT-TERM FLOATING NAV PORTFOLIO (a) 6.3%
	20,055	201

Total Short-Term Instruments
(Cost $201)		201

PURCHASED OPTIONS (d) 1.5%
(Cost $88)		46

Total Investments 95.7%
(Cost $2,997)		$3,032

Written Options (e) (0.9%)
(Premiums $56)		(28)

Other Assets and Liabilities (Net) 5.2%		166

Net Assets 100.0%		$3,170

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $85 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-Mini MSCI EAFE Index September Futures	Long	09/2009	5	$(11)
S&P 500 Index September Futures	Long	09/2009	2	(12)

				$(23)

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

(d)	Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	$ 700.000	12/18/2010	10	$88	$46

(e)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME S&P 500 Index December Futures	$ 600.000	12/18/2010	10	$56	$28

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Premium
Balance at 04/15/2009	0	$0
Sales	10	56
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2009	10	$56

(f)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$200	$204	$206
Fannie Mae	6.000%	07/01/2039	500	521	523

				$725	$729

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,034	$0	$0	$1,034
U.S. Government Agencies	0	1,505	0	1,505
Exchange-Traded Funds	246	0	0	246
Short-Term Instruments	201	0	0	201
Purchased Options	46	0	0	46

Investments, at value	$1,527	$1,505	$0	$3,032

Short Sales, at value	$0	$(729)	$0	$(729)

Financial Derivative Instruments ++	$(51)	$0	$0	$(51)

Total	$1,476	$776	$0	$2,252

+	See note 2 in the Notes to Financial Statements for additional information.
++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(h)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$46	$0	$46

Liabilities:
Written options outstanding	$0	$0	$0	$28	$0	$28
Variation margin payable ^^	0	0	0	23	0	23

	$0	$0	$0	$51	$0	$51

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$0	$102	$0	$102

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(43)	$0	$(43)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	0	5	0	5

	$0	$0	$0	$(38)	$0	$(38)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Notes to Financial Statements

1.  ORGANIZATION

The Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Portfolio is classified as “non-diversified” for purposes of the 1940 Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments.

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2010, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. Organizational expenses will be recorded during the year ended December 31, 2009.

(f) Acquired Fund Fees and Expenses  The Acquired Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

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The Global Multi-Asset Portfolio may invest assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value at Inception Date	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
CommodityRealReturn Strategy Fund®	$0	$228	$50	$15	$199	$3	$7
Emerging Local Bond Fund	0	52	0	4	56	1	0
Emerging Markets Bond Fund	0	73	0	4	77	1	0
Global Bond Fund (Unhedged)	0	152	0	13	164	2	0
Investment Grade Corporate Bond Fund	0	137	0	8	144	2	0
Real Return Fund	0	75	0	2	78	0	0
RealEstateRealReturn Strategy Fund	0	39	0	5	44	0	0
Short-Term Floating NAV Portfolio	0	1,400	1,200	0	201	0	0
Total Return Fund	0	267	0	4	272	2	0
Totals	$0	$2,423	$1,250	$55	$1,235	$11	$7

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,360	$832	$2,693	$1,300

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/15/2009 to 06/30/2009
	Shares	Amount

Receipts for shares sold
Administrative Class	300	$3,000
Advisor Class	1	10
Issued as reinvestment of distributions
Administrative Class	0	0
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	0	0
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	301	$3,010

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100	*
Advisor Class	1	100	*

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$79	$(44)	$35

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

18	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	19

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

20	PIMCO Variable Insurance Trust

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”) (together, the “Agreements”), on behalf of PIMCO Global Multi-Asset Portfolio, a new series of the Trust (the “Portfolio”). The Board approved the Agreements on behalf of the Portfolio on August 12, 2008. The Agreements are currently in effect with respect to other series of the Trust.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the Portfolio. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Portfolio.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative expense ratio data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolio and its shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Portfolio and its shareholders.

3.	Investment Performance

As the Portfolio was a new series at the time of the Board meeting, certain information such as fund performance was not available with respect to the Portfolio.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Portfolio, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of the Portfolio (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. The Board noted that, given the Portfolio’s unique investment strategies, the Lipper peer group did not provide a particularly meaningful comparison. The Board found the Portfolio’s total expenses to be reasonable.

At the time the Board considered the Agreements for the Portfolio, PIMCO did not manage any separate accounts with a similar investment strategy to the Portfolio; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Portfolio’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to the Portfolio and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Portfolio fees at competitive levels.

The Board noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of the Portfolio by waiving a portion of its

Semiannual Report	June 30, 2009	21

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

supervisory and administrative fee or reimbursing the Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of the Portfolio exceeds 0.49 basis points in any year. The Board further noted that PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the advisory fee and supervisory and administrative fee are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Portfolio, are reasonable and approval of the Agreements would likely benefit the Portfolio and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Portfolio was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Portfolio was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for the Portfolio’s overall expense ratio).

The Board concluded that the Portfolio’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolio, to the benefit of Portfolio shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Portfolio. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolio, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Portfolio and its shareholders, that the Portfolio’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolio, and that the approval of the Agreements was in the best interests of the Portfolio and its shareholders.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Global Multi-Asset Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (“Underlying PIMCO Funds”). The Portfolio may also invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as Acquired Funds in this Semiannual Report.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European risk, far eastern (excluding Japan) specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Cumulative Return Chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 15, 2009 (the date the Portfolio commenced operations) to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Global Multi-Asset Portfolio

Allocation Breakdown‡

U.S. Government Agencies	49.7%
PIMCO Funds	34.1%
Exchange-Traded Funds	8.1%
Short-Term Instruments	6.6%
Purchased Options	1.5%
‡	% of Total Investments as of 06/30/09

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2009
	Since Inception (04/15/09)
PIMCO Global Multi-Asset Portfolio Advisor Class	5.30%
MSCI World Net Dividend in USD±	8.57%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	5.68%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 04/30/09.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.97% for Advisor Class shares.

± MSCI World Net Dividend in USD. The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the US, Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance++
		(5% return before expenses)
Beginning Account Value (04/15/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,053.00	$1,018.84
Expenses Paid During Periodà	$2.56	$6.01

++ Hypothetical Performance reflects a beginning account value as of 01/01/09.

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the period since the Portfolio commenced operations on 04/15/09). The Portfolio’s hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	The PIMCO Global Multi-Asset Portfolio commenced operations on April 15, 2009.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Multi-Asset Portfolio

Selected Per Share Data for the Period Ended:	04/15/2009-06/30/2009+

Advisor Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.03
Net realized/unrealized gain on investments	0.50
Total income from investment operations	0.53
Net asset value end of period	$10.53
Total return	5.30%
Net assets end of period (000s)	$11
Ratio of expenses to average net assets	1.20	%*
Ratio of expenses to average net assets excluding interest expense	1.20	%*
Ratio of net investment income to average net assets	1.45	%*
Portfolio turnover rate	84%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Global Multi-Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$1,797
Investments in Affiliates, at value	1,235
Cash	89
Deposits with counterparty	85
Receivable for investments sold	725
Interest and dividends receivable	8
3,939

Liabilities:
Payable for investments purchased	$4
Payable for short sales	729
Written options outstanding	28
Accrued investment advisory fee	2
Accrued servicing fee	1
Variation margin payable	5
769

Net Assets	$3,170

Net Assets Consist of:
Paid in capital	$3,010
Undistributed net investment income	10
Accumulated undistributed net realized gain	115
Net unrealized appreciation	35
$3,170

Net Assets:
Administrative Class	$3,159
Advisor Class	11

Shares Issued and Outstanding:
Administrative Class	300
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.53
Advisor Class	10.53

Cost of Investments Owned	$1,817
Cost of Investments in Affiliates Owned	$1,180
Proceeds Received on Short Sales	$725
Premiums Received on Written Options	$56

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Multi-Asset Portfolio

(Amounts in thousands)	Period from April 15, 2009 to June 30, 2009 (Unaudited)

Investment Income:
Interest	$5
Dividends	1
Dividends from Affiliate investments	11
Total Income	17

Expenses:
Investment advisory fees	6
Servicing fees – Administrative Class	1
Total Expenses	7

Net Investment Income	10

Net Realized and Unrealized Gain:
Net realized gain on investments	6
Net realized gain on Affiliate investments	7
Net realized gain on futures contracts, written options and swaps	102
Net change in unrealized appreciation on investments	30
Net change in unrealized appreciation on futures contracts, written options and swaps	5
Net Gain	150

Net Increase in Net Assets Resulting from Operations	$160

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Global Multi-Asset Portfolio

(Amounts in thousands)	Period from April 15, 2009 to June 30, 2009 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$10
Net realized gain	108
Net realized gain on Affiliate investments	7
Net change in unrealized appreciation	35
Net increase resulting from operations	160

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	3,000
Advisor Class	10
Net increase resulting from Portfolio share transactions	3,010

Total Increase in Net Assets	3,170

Net Assets:
Beginning of period	0
End of period*	$3,170

*Including undistributed (overdistributed) net investment income of:	$10

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Multi-Asset Portfolio	(Unaudited) June 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 32.6%
CommodityRealReturn Strategy Fund®	27,903	$199
Emerging Local Bond Fund	6,225	56
Emerging Markets Bond Fund	8,218	77
Global Bond Fund (Unhedged)	18,604	164
Investment Grade Corporate Bond Fund	13,899	144
Real Return Fund	7,516	78
RealEstateRealReturn Strategy Fund	15,234	44
Total Return Fund	26,009	272

Total PIMCO Funds
(Cost $979)		1,034

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 47.5%

Fannie Mae
5.500% due 01/01/2039	$187	193
6.000% due 12/01/2037	489	512

Freddie Mac
0.888% due 02/01/2011	150	150
0.937% due 08/05/2011	500	500
1.750% due 06/15/2012	100	100
2.125% due 03/23/2012	50	50

Total U.S. Government Agencies
(Cost $1,506)		1,505

	SHARES
EXCHANGE-TRADED FUNDS 7.8%
iShares MSCI Emerging Markets Index Fund	4,809	155
SPDR Gold Trust	1,000	91

Total Exchange-Traded Funds
(Cost $223)		246

SHORT-TERM INSTRUMENTS 6.3%

SHORT-TERM FLOATING NAV PORTFOLIO (a) 6.3%
	20,055	201

Total Short-Term Instruments
(Cost $201)		201

PURCHASED OPTIONS (d) 1.5%
(Cost $88)		46

Total Investments 95.7%
(Cost $2,997)		$3,032

Written Options (e) (0.9%)
(Premiums $56)		(28)

Other Assets and Liabilities (Net) 5.2%		166

Net Assets 100.0%		$3,170

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $85 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-Mini MSCI EAFE Index September Futures	Long	09/2009	5	$(11)
S&P 500 Index September Futures	Long	09/2009	2	(12)

				$(23)

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

(d)	Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	$ 700.000	12/18/2010	10	$88	$46

(e)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME S&P 500 Index December Futures	$ 600.000	12/18/2010	10	$56	$28

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Premium
Balance at 04/15/2009	0	$0
Sales	10	56
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2009	10	$56

(f)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$200	$204	$206
Fannie Mae	6.000%	07/01/2039	500	521	523

				$725	$729

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,034	$0	$0	$1,034
U.S. Government Agencies	0	1,505	0	1,505
Exchange-Traded Funds	246	0	0	246
Short-Term Instruments	201	0	0	201
Purchased Options	46	0	0	46

Investments, at value	$1,527	$1,505	$0	$3,032

Short Sales, at value	$0	$(729)	$0	$(729)

Financial Derivative Instruments ++	$(51)	$0	$0	$(51)

Total	$1,476	$776	$0	$2,252

+	See note 2 in the Notes to Financial Statements for additional information.
++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(h)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$46	$0	$46

Liabilities:
Written options outstanding	$0	$0	$0	$28	$0	$28
Variation margin payable ^^	0	0	0	23	0	23

	$0	$0	$0	$51	$0	$51

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$0	$102	$0	$102

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(43)	$0	$(43)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	0	5	0	5

	$0	$0	$0	$(38)	$0	$(38)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Notes to Financial Statements

1.  ORGANIZATION

The Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Portfolio is classified as “non-diversified” for purposes of the 1940 Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments.

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Notes to Financial Statements (Cont.)

As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

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(Unaudited) June 30, 2009

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

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Notes to Financial Statements (Cont.)

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2010, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. Organizational expenses will be recorded during the year ended December 31, 2009.

(f) Acquired Fund Fees and Expenses  The Acquired Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

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The Global Multi-Asset Portfolio may invest assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2009 (amounts in thousands):

Underlying PIMCO Funds	Market Value at Inception Date	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
CommodityRealReturn Strategy Fund®	$0	$228	$50	$15	$199	$3	$7
Emerging Local Bond Fund	0	52	0	4	56	1	0
Emerging Markets Bond Fund	0	73	0	4	77	1	0
Global Bond Fund (Unhedged)	0	152	0	13	164	2	0
Investment Grade Corporate Bond Fund	0	137	0	8	144	2	0
Real Return Fund	0	75	0	2	78	0	0
RealEstateRealReturn Strategy Fund	0	39	0	5	44	0	0
Short-Term Floating NAV Portfolio	0	1,400	1,200	0	201	0	0
Total Return Fund	0	267	0	4	272	2	0
Totals	$0	$2,423	$1,250	$55	$1,235	$11	$7

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,360	$832	$2,693	$1,300

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/15/2009 to 06/30/2009
	Shares	Amount

Receipts for shares sold
Administrative Class	300	$3,000
Advisor Class	1	10
Issued as reinvestment of distributions
Administrative Class	0	0
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	0	0
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	301	$3,010

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100	*
Advisor Class	1	100	*

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial

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Notes to Financial Statements (Cont.)

proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$79	$(44)	$35

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

18	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	19

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

20	PIMCO Variable Insurance Trust

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”) (together, the “Agreements”), on behalf of PIMCO Global Multi-Asset Portfolio, a new series of the Trust (the “Portfolio”). The Board approved the Agreements on behalf of the Portfolio on August 12, 2008. The Agreements are currently in effect with respect to other series of the Trust.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the Portfolio. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Portfolio.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative expense ratio data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolio and its shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Portfolio and its shareholders.

3.	Investment Performance

As the Portfolio was a new series at the time of the Board meeting, certain information such as fund performance was not available with respect to the Portfolio.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Portfolio, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of the Portfolio (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. The Board noted that, given the Portfolio’s unique investment strategies, the Lipper peer group did not provide a particularly meaningful comparison. The Board found the Portfolio’s total expenses to be reasonable.

At the time the Board considered the Agreements for the Portfolio, PIMCO did not manage any separate accounts with a similar investment strategy to the Portfolio; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Portfolio’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to the Portfolio and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Portfolio fees at competitive levels.

Semiannual Report	June 30, 2009	21

Approval of Investment Advisory Contract and Supervision and Administration Agreement  (Cont.)

The Board noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of the Portfolio by waiving a portion of its supervisory and administrative fee or reimbursing the Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of the Portfolio exceeds 0.49 basis points in any year. The Board further noted that PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the advisory fee and supervisory and administrative fee are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Portfolio, are reasonable and approval of the Agreements would likely benefit the Portfolio and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Portfolio was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Portfolio was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for the Portfolio’s overall expense ratio).

The Board concluded that the Portfolio’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolio, to the benefit of Portfolio shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Portfolio. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolio, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Portfolio and its shareholders, that the Portfolio’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolio, and that the approval of the Agreements was in the best interests of the Portfolio and its shareholders.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust High Yield Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.9%
Foreign Currency-Denominated Issues	6.0%
Bank Loan Obligations	4.3%
Mortgage-Backed Securities	3.6%
Short-Term Instruments	2.4%
Other	4.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Since Inception (04/30/98)
PIMCO High Yield Portfolio Administrative Class	15.57%	-9.75%	2.60%	3.59%	3.51%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	25.51%	-3.14%	4.04%	4.57%	4.30%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,155.67	$1,021.03
Expenses Paid During Period†	$4.06	$3.81

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by (181/365) (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the finance sector significantly detracted from performance as investment-grade finance credits significantly underperformed their lower-quality counterparts.

»	An underweight to real estate related bonds, which rallied materially along with real estate developers and real estate investment trusts, detracted from relative performance.

»	An underweight to the metals and mining sectors, which outperformed alongside a general rise in commodities, detracted from relative performance.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns.

»	An underweight to the packaging sector, which significantly underperformed across the upper-quality tiers of high yield, added to returns.

»	Tactical exposure to investment-grade bonds detracted from performance as lower-quality bonds outpaced higher-quality issues.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$5.66	$8.05	$8.34	$8.19	$8.40	$8.19
Net investment income (a)	0.25	0.54	0.56	0.56	0.54	0.53
Net realized/unrealized gain (loss) on investments	0.61	(2.35)	(0.28)	0.16	(0.21)	0.22
Total income (loss) from investment operations	0.86	(1.81)	0.28	0.72	0.33	0.75
Dividends from net investment income	(0.26)	(0.53)	(0.57)	(0.57)	(0.54)	(0.54)
Distributions from net realized capital gains	0.00	(0.02)	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00
Total distributions	(0.26)	(0.58)	(0.57)	(0.57)	(0.54)	(0.54)
Net asset value end of year or period	$6.26	$5.66	$8.05	$8.34	$8.19	$8.40
Total return	15.57%	(23.51)%	3.50%	9.08%	4.11%	9.54%
Net assets end of year or period (000s)	$384,164	$318,753	$452,291	$516,823	$460,926	$414,062
Ratio of expenses to average net assets	0.76%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	8.79%*	7.53%	6.83%	6.90%	6.50%	6.48%
Portfolio turnover rate	134%	313%	131%	81%	109%	97%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$374,797
Investments in Affiliates, at value	7,131
Repurchase agreements, at value	1,532
Deposits with counterparty	296
Foreign currency, at value	1,164
Receivable for investments sold	46,735
Receivable for Portfolio shares sold	409
Interest and dividends receivable	6,585
Dividends receivable from Affiliates	5
Swap premiums paid	595
Unrealized appreciation on foreign currency contracts	107
Unrealized appreciation on swap agreements	1,058
440,414

Liabilities:
Payable for reverse repurchase agreements	$29,929
Payable for investments purchased	6,476
Payable for investments in Affiliates purchased	5
Payable for Portfolio shares redeemed	3,464
Payable for short sales	6,689
Overdraft due to custodian	309
Written options outstanding	116
Deposits from counterparty	1,180
Accrued investment advisory fee	82
Accrued supervisory and administrative fee	115
Accrued distribution fee	1
Accrued servicing fee	39
Variation margin payable	123
Swap premiums received	1,695
Unrealized depreciation on foreign currency contracts	539
Unrealized depreciation on swap agreements	1,534
52,296

Net Assets	$388,118

Net Assets Consist of:
Paid in capital	$487,745
Undistributed (overdistributed) net investment income	(511)
Accumulated undistributed net realized (loss)	(60,802)
Net unrealized (depreciation)	(38,314)
$388,118

Net Assets:
Institutional Class	$2,616
Administrative Class	384,164
Advisor Class	1,338

Shares Issued and Outstanding:
Institutional Class	418
Administrative Class	61,324
Advisor Class	214

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$6.26
Administrative Class	6.26
Advisor Class	6.26

Cost of Investments Owned	$412,283
Cost of Investments in Affiliates Owned	$7,131
Cost of Repurchase Agreements Owned	$1,532
Cost of Foreign Currency Held	$1,163
Proceeds Received on Short Sales	$6,650
Premiums Received on Written Options	$210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$15,747
Dividends	256
Dividends from Affiliate investments	17
Miscellaneous income	1
Total Income	16,021

Expenses:
Investment advisory fees	418
Supervisory and administrative fees	586
Servicing fees – Administrative Class	248
Distribution and/or servicing fees – Advisor Class	2
Trustees’ fees	2
Interest expense	18
Total Expenses	1,274

Net Investment Income	14,747

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,782)
Net realized gain on Affiliate investments	14
Net realized (loss) on futures contracts, written options and swaps	(22,165)
Net realized (loss) on foreign currency transactions	(1,949)
Net change in unrealized appreciation on investments	52,373
Net change in unrealized appreciation on futures contracts, written options and swaps	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,632
Net Gain	36,937

Net Increase in Net Assets Resulting from Operations	$51,684

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,747	$29,052
Net realized (loss)	(40,896)	(16,108)
Net realized gain on Affiliate investments	14	0
Net change in unrealized appreciation (depreciation)	77,819	(107,156)
Net increase (decrease) resulting from operations	51,684	(94,212)

Distributions to Shareholders:
From net investment income
Institutional Class	(96)	(173)
Administrative Class	(14,766)	(28,321)
Advisor Class	(81)	(30)
From net realized capital gains
Institutional Class	0	(6)
Administrative Class	0	(1,001)
Advisor Class	0	(1)
Tax basis return of capital
Institutional Class	0	(10)
Administrative Class	0	(1,711)
Advisor Class	0	(2)

Total Distributions	(14,943)	(31,255)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	819	648
Administrative Class	148,152	148,686
Advisor Class	3,213	3,579
Issued as reinvestment of distributions
Institutional Class	96	189
Administrative Class	14,524	31,033
Advisor Class	81	33
Cost of shares redeemed
Institutional Class	(523)	(522)
Administrative Class	(133,434)	(188,671)
Advisor Class	(4,168)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	28,760	(7,089)

Total Increase (Decrease) in Net Assets	65,501	(132,556)

Net Assets:
Beginning of period	322,617	455,173
End of period*	$388,118	$322,617

*Including (overdistributed) net investment income of:	$(511)	$(315)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 4.3%

AES Corp.
8.849% due 03/31/2010	$583	$525

Cengage Learning, Inc.
2.820% due 07/05/2014	2,063	1,741

CSC Holdings, Inc.
9.750% due 08/01/2013	500	502

Daimler Finance North America LLC
4.320% due 08/03/2012	3,134	2,919

First Data Corp.
3.060% due 09/24/2014	54	41
3.065% due 09/24/2014	931	700

Ford Motor Co.
3.320% due 12/16/2013	2,284	1,661
4.140% due 12/16/2013	1,149	835

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	167	148

Ineos Group Holdings PLC
7.001% due 10/07/2012	659	492

Roundy's Supermarket, Inc.
3.060% due 10/27/2011	386	370
3.080% due 10/27/2011	487	467

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	23	16
3.821% due 10/10/2014	6,102	4,347
7.000% due 10/10/2014	107	76

Tribune Co.
5.000% due 06/04/2024 (a)	282	96
5.250% due 06/04/2024 (a)	1,358	416

Weather Investments II SARL
8.357% due 12/21/2011	647	649

Wrigley WM Jr. Co.
6.500% due 10/06/2014	488	490

Total Bank Loan Obligations (Cost $19,292)		16,491

CORPORATE BONDS & NOTES 77.9%

BANKING & FINANCE 19.9%

AES Ironwood LLC
8.857% due 11/30/2025	2,364	2,057

AES Red Oak LLC
8.540% due 11/30/2019	1,266	1,139
9.200% due 11/30/2029	100	85

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	238

American Express Bank FSB
0.438% due 05/29/2012	75	67

American Express Co.
7.000% due 03/19/2018	325	316

American Express Credit Corp.
1.708% due 05/27/2010 (f)	1,350	1,334

American International Group, Inc.
4.950% due 03/20/2012	925	629
5.375% due 10/18/2011	375	270
5.850% due 01/16/2018	1,200	636
8.175% due 05/15/2058	900	257
8.250% due 08/15/2018 (f)	5,525	3,256

Barclays Bank PLC
7.434% due 09/29/2049	1,100	738
10.179% due 06/12/2021	1,580	1,689

Caelus Re Ltd.
6.918% due 06/07/2011	250	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Bank USA N.A.
8.800% due 07/15/2019	$2,200	$2,251

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	1,025	871
5.600% due 11/02/2011	225	165

CIT Group, Inc.
0.759% due 03/12/2010	50	43
0.974% due 08/17/2009	1,875	1,822
1.306% due 11/03/2010	100	75
1.322% due 04/27/2011	125	89
1.352% due 07/28/2011	1,000	681
4.125% due 11/03/2009	350	332
4.750% due 12/15/2010	925	726
5.200% due 11/03/2010	750	593
5.400% due 03/07/2013	3,250	2,016
5.600% due 04/27/2011	350	263
5.800% due 07/28/2011	250	188

Citigroup Capital XXI
8.300% due 12/21/2077	1,675	1,308

Citigroup, Inc.
0.902% due 06/09/2016	550	392
5.000% due 09/15/2014	100	84

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,500	1,480

Ford Motor Credit Co. LLC
3.889% due 01/13/2012	200	155
5.700% due 01/15/2010	1,525	1,472
7.000% due 10/01/2013	1,525	1,228
7.375% due 10/28/2009	5,375	5,329
7.875% due 06/15/2010	500	475
8.000% due 06/01/2014	325	263
8.000% due 12/15/2016	3,425	2,622
12.000% due 05/15/2015	250	234

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	775	812

General Electric Capital Corp.
6.875% due 01/10/2039 (f)	900	812

GMAC LLC
6.625% due 05/15/2012	225	183
6.750% due 12/01/2014	100	77
8.000% due 11/01/2031	2,525	1,732

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (f)	1,800	1,603

HBOS PLC
6.750% due 05/21/2018	900	680

HCP, Inc.
5.650% due 12/15/2013	1,475	1,345
6.000% due 01/30/2017	500	424
6.300% due 09/15/2016	500	434
7.072% due 06/08/2015	125	114

International Lease Finance Corp.
0.881% due 05/24/2010	175	160
5.000% due 04/15/2010	250	229
5.625% due 09/15/2010	800	719
5.875% due 05/01/2013	300	228
6.625% due 11/15/2013 (f)	5,625	4,335

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	775	121
6.625% due 01/18/2012 (a)	125	19
6.750% due 12/28/2017 (a)	1,250	0
6.875% due 05/02/2018 (a)	500	82
7.500% due 05/11/2038 (a)	1,025	0

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (f)	2,250	2,086

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
11.000% due 12/29/2049	$3,150	$3,513

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	123
7.640% due 03/29/2049	2,200	892

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,100	1,556

SLM Corp.
1.252% due 07/26/2010	400	363
1.322% due 10/25/2011	1,350	1,094
5.000% due 10/01/2013	900	729
5.125% due 08/27/2012	325	278
5.375% due 05/15/2014	300	241
8.450% due 06/15/2018	1,625	1,392

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	400	389

Tenneco, Inc.
8.125% due 11/15/2015	250	199

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	398
7.500% due 07/18/2016	1,000	858

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	649

UBS AG
5.750% due 04/25/2018	850	775

UBS Preferred Funding Trust V
6.243% due 05/29/2049	550	325

Universal City Development Partners
11.750% due 04/01/2010	950	907

Universal City Florida Holding Co. I & II
5.778% due 05/01/2010	175	144
8.375% due 05/01/2010	1,225	1,004

Ventas Realty LP
6.500% due 06/01/2016	1,700	1,532
6.750% due 04/01/2017	420	379
7.125% due 06/01/2015	293	284

Wells Fargo Capital XIII
7.700% due 12/29/2049 (f)	2,250	1,869

Wells Fargo Capital XV
9.750% due 09/26/2044 (f)	1,800	1,743

		77,435

INDUSTRIALS 42.5%

Actuant Corp.
6.875% due 06/15/2017	300	274

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011 (f)	5,000	4,700

Allison Transmission, Inc.
11.000% due 11/01/2015	1,455	1,157

Altria Group, Inc.
9.250% due 08/06/2019	650	731

American Stores Co.
7.100% due 03/20/2028	50	39
8.000% due 06/01/2026	1,375	1,207

AmeriGas Partners LP
7.125% due 05/20/2016	1,305	1,201
7.250% due 05/20/2015	1,050	990

Apria Healthcare Group, Inc.
11.250% due 11/01/2014	625	606

ARAMARK Corp.
4.528% due 02/01/2015	1,225	1,001
8.500% due 02/01/2015	825	804

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ArvinMeritor, Inc.
8.125% due 09/15/2015	$1,940	$1,028
8.750% due 03/01/2012	1,550	988

Berry Plastics Corp.
5.881% due 02/15/2015	2,125	1,886

Biomet, Inc.
10.375% due 10/15/2017 (b)	4,865	4,731
11.625% due 10/15/2017	3,740	3,684

Boston Scientific Corp.
4.250% due 01/12/2011	375	365

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,250

CC Holdings GS V LLC
7.750% due 05/01/2017	750	735

Celestica, Inc.
7.875% due 07/01/2011	1,000	1,005

Chart Industries, Inc.
9.125% due 10/15/2015	425	397

Chesapeake Energy Corp.
6.625% due 01/15/2016	500	441
6.875% due 01/15/2016	100	89
7.000% due 08/15/2014	350	326
7.250% due 12/15/2018	350	306
7.500% due 06/15/2014	325	310
9.500% due 02/15/2015	3,100	3,139

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	825	827

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	3,025	2,980

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	850	784
7.750% due 05/15/2017	1,325	1,212

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	485	421
7.373% due 06/15/2017	211	149

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	950	190

Crown Americas LLC
7.625% due 05/15/2017	2,050	1,988

CSC Holdings, Inc.
6.750% due 04/15/2012	475	461
7.625% due 04/01/2011	1,650	1,642
7.625% due 07/15/2018	2,575	2,398
7.875% due 02/15/2018	1,800	1,694
8.500% due 04/15/2014	400	398
8.500% due 06/15/2015	725	716

DaVita, Inc.
6.625% due 03/15/2013	600	568

Dex Media West LLC
9.875% due 08/15/2013 (a)	2,070	321

DirecTV Holdings LLC
8.375% due 03/15/2013	1,400	1,410

DISH DBS Corp.
6.375% due 10/01/2011	900	875
6.625% due 10/01/2014	1,025	948
7.000% due 10/01/2013	175	167
7.125% due 02/01/2016	4,205	3,942
7.750% due 05/31/2015	690	661

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	$867	$874

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,650	1,448

El Paso Corp.
7.000% due 06/15/2017	475	435
7.250% due 06/01/2018	600	557
7.800% due 08/01/2031	1,150	943
8.050% due 10/15/2030	780	652

El Paso Natural Gas Co.
8.375% due 06/15/2032	1,575	1,720

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,950	3,990

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,194

First Data Corp.
9.875% due 09/24/2015	3,275	2,342

Ford Motor Co.
9.215% due 09/15/2021	200	117

Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015	400	375
8.250% due 04/01/2015	555	561
8.375% due 04/01/2017	1,780	1,796

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,275	650
9.125% due 12/15/2014 (b)	1,076	403

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,000	1,022

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,175
7.125% due 01/15/2017	375	351
7.250% due 06/01/2028	150	113
7.375% due 12/01/2025	4,520	3,526
8.000% due 01/15/2024	1,775	1,518
8.250% due 05/01/2016	2,025	1,974
8.875% due 05/15/2031	200	174

Goodyear Tire & Rubber Co.
5.010% due 12/01/2009	450	448
9.000% due 07/01/2015	625	622
10.500% due 05/15/2016	950	964

Harrah's Operating Co., Inc.
10.000% due 12/15/2018	1,792	1,039

HCA, Inc.
7.190% due 11/15/2015	180	139
8.500% due 04/15/2019	800	788
9.125% due 11/15/2014	925	918
9.250% due 11/15/2016	5,500	5,431
9.625% due 11/15/2016 (b)	3,400	3,374
9.875% due 02/15/2017	1,275	1,294

Host Hotels & Resorts LP
6.375% due 03/15/2015	225	196

Host Marriott LP
6.750% due 06/01/2016	300	262
7.000% due 08/15/2012	200	194

Intelsat Corp.
9.250% due 08/15/2014	700	681
9.250% due 06/15/2016	1,350	1,299

Intergen NV
9.000% due 06/30/2017	2,680	2,553

JC Penney Corp., Inc.
5.750% due 02/15/2018	450	396
6.875% due 10/15/2015	175	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 11/15/2023	$175	$155
7.950% due 04/01/2017	950	933

JET Equipment Trust
7.630% due 08/15/2012 (a)	152	61
10.000% due 06/15/2012 (a)	470	257

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	955

Kansas City Southern Railway
8.000% due 06/01/2015	200	187

Kerr-McGee Corp.
6.950% due 07/01/2024	1,175	1,093

Legrand France S.A.
8.500% due 02/15/2025	975	841

Lender Processing Services, Inc.
8.125% due 07/01/2016	275	271

MGM Mirage
10.375% due 05/15/2014	75	78
11.125% due 11/15/2017	150	160

Motorola, Inc.
6.000% due 11/15/2017	575	469
8.000% due 11/01/2011	375	378

Nalco Co.
7.750% due 11/15/2011	27	27
8.875% due 11/15/2013	1,300	1,332

New Albertson's, Inc.
7.450% due 08/01/2029	2,415	1,992

Newfield Exploration Co.
6.625% due 09/01/2014	100	93
7.125% due 05/15/2018	1,075	982

Norampac Industries, Inc.
6.750% due 06/01/2013	875	752

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	425	412

Nortel Networks Ltd.
6.963% due 07/15/2011 (a)	765	262
10.125% due 07/15/2013 (a)	795	274

Northwest Pipeline GP
7.125% due 12/01/2025	500	485

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,418

OPTI Canada, Inc.
7.875% due 12/15/2014	375	245
8.250% due 12/15/2014	1,380	918

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	96
7.375% due 05/15/2016	650	634
8.250% due 05/15/2013	150	152

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,415

Range Resources Corp.
7.500% due 10/01/2017	275	263

Reynolds American, Inc.
7.750% due 06/01/2018	375	362

RH Donnelley, Inc.
11.750% due 05/15/2015 (a)	1,450	674

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,441

Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013	600	504
7.000% due 06/15/2013	250	220
7.250% due 06/15/2016	250	199
7.250% due 03/15/2018	200	159

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2010	$150	$151
8.750% due 02/02/2011	25	24

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)	3,850	3,475

Sanmina-SCI Corp.
8.125% due 03/01/2016	310	227

SemGroup LP
8.750% due 11/15/2015 (a)	2,750	124

Sensata Technologies BV
8.000% due 05/01/2014	2,175	1,079

Service Corp. International
7.625% due 10/01/2018	175	163

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	97

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	360

Sonat, Inc.
7.000% due 02/01/2018	500	457
7.625% due 07/15/2011	1,450	1,428

Southern Natural Gas Co.
5.900% due 04/01/2017	175	170

Speedway Motorsports, Inc.
8.750% due 06/01/2016	225	229

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	925	794
7.875% due 05/01/2012	100	92

Suburban Propane Partners LP
6.875% due 12/15/2013	525	486

Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,001	3,801
10.625% due 05/15/2015	525	517

SUPERVALU, Inc.
8.000% due 05/01/2016	375	366

Teck Resources Ltd.
9.750% due 05/15/2014	1,325	1,373
10.250% due 05/15/2016	1,225	1,285
10.750% due 05/15/2019	3,375	3,634

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	100	105
8.375% due 06/15/2032	225	246

TransCanada Pipelines Ltd.
6.350% due 05/15/2067	1,525	1,061

TRW Automotive, Inc.
7.000% due 03/15/2014	1,350	979
7.250% due 03/15/2017	1,030	716

United Airlines, Inc.
6.201% due 03/29/2049	5	5
6.602% due 03/01/2015	11	11

United Rentals North America, Inc.
6.500% due 02/15/2012	2,060	2,008

Unitymedia GmbH
10.375% due 02/15/2015	750	765

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,725	811

Videotron Ltee
9.125% due 04/15/2018	200	204

West Corp.
9.500% due 10/15/2014	1,000	880

Willamette Industries, Inc.
6.450% due 08/19/2009	550	552

Williams Cos., Inc.
7.625% due 07/15/2019	225	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 06/15/2031	$200	$180
7.875% due 09/01/2021	575	568

Williams Partners LP
7.250% due 02/01/2017	425	388

Windstream Corp.
7.000% due 03/15/2019	300	262
8.625% due 08/01/2016	2,985	2,873

WMG Acquisition Corp.
9.500% due 06/15/2016	1,250	1,250

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,175	1,033

		164,914

UTILITIES 15.5%

AES Corp.
7.750% due 10/15/2015	1,505	1,407
8.000% due 06/01/2020	1,100	993
8.875% due 02/15/2011	500	510
9.750% due 04/15/2016	700	712

Berry Petroleum Co.
10.250% due 06/01/2014	1,025	1,040

CMS Energy Corp.
8.750% due 06/15/2019	300	305

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,695	2,716
11.250% due 11/01/2017 (b)	292	179

Frontier Communications Corp.
6.625% due 03/15/2015	1,000	885
7.000% due 11/01/2025	725	518
7.125% due 03/15/2019	1,125	965
7.450% due 07/01/2035	250	179
8.250% due 05/01/2014	550	522
9.000% due 08/15/2031	1,025	851

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	950	14
9.750% due 05/01/2013 (a)	750	11

Homer City Funding LLC
8.734% due 10/01/2026	719	643

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	25	25
5.700% due 01/05/2016	3,025	2,609

Knight, Inc.
5.150% due 03/01/2015	250	218
6.500% due 09/01/2012	1,125	1,105

Midwest Generation LLC
8.560% due 01/02/2016	3,339	3,272

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	840

NRG Energy, Inc.
7.250% due 02/01/2014	750	729
7.375% due 02/01/2016	4,790	4,545
7.375% due 01/15/2017	1,575	1,488

Penn Virginia Corp.
10.375% due 06/15/2016	1,075	1,099

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,550	2,588

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	425	427

Qwest Communications International, Inc.
7.250% due 02/15/2011	500	488
7.500% due 02/15/2014	897	823

Qwest Corp.
7.500% due 06/15/2023	1,400	1,120
7.875% due 09/01/2011	725	729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 05/01/2016	$1,250	$1,212
8.875% due 03/15/2012	4,325	4,379

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	318	306
9.681% due 07/02/2026	300	284

RRI Energy, Inc.
6.750% due 12/15/2014	2,103	2,037
7.875% due 06/15/2017	425	382

Sithe Independence Funding Corp.
9.000% due 12/30/2013	421	412

Sprint Capital Corp.
6.900% due 05/01/2019	5,380	4,479
7.625% due 01/30/2011	600	596
8.375% due 03/15/2012	325	322
8.750% due 03/15/2032	950	770

Sprint Nextel Corp.
1.001% due 06/28/2010	175	165
6.000% due 12/01/2016	3,230	2,657

Telesat Canada
11.000% due 11/01/2015	2,140	2,204
12.500% due 11/01/2017	400	396

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,016	1,746

Texas Competitive Electric Holdings Co. LLC
3.823% due 10/10/2014	53	38
10.250% due 11/01/2015	1,700	1,067
10.500% due 11/01/2016 (b)	1,030	479

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	600	598

Virgin Media Finance PLC
9.500% due 08/15/2016	1,000	990

		60,074

Total Corporate Bonds & Notes (Cost $332,552)		302,423

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	475	225

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	500	430

Chesapeake Energy Corp.
2.250% due 12/15/2038	3,355	2,076

Host Hotels & Resorts LP
2.625% due 04/15/2027	575	491

Mylan, Inc.
1.250% due 03/15/2012	700	610

National City Corp.
4.000% due 02/01/2011	1,025	1,012

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	335

Qwest Communications International, Inc.
3.500% due 11/15/2025	850	841

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	600	576

U.S. Bancorp
0.000% due 12/11/2035	100	95

Wright Medical Group, Inc.
2.625% due 12/01/2014	400	304

Total Convertible Bonds & Notes (Cost $8,445)		6,995

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$21

Total Municipal Bonds & Notes (Cost $36)		21

U.S. GOVERNMENT AGENCIES 2.1%

Fannie Mae
6.000% due 09/01/2038 (f)	1,126	1,179
6.000% due 10/01/2038 (f)(g)	5,582	5,842

Freddie Mac
0.702% due 03/09/2011 (e)	140	140
0.888% due 02/01/2011 (e)	188	188
0.926% due 05/04/2011 (e)	889	891

Total U.S. Government Agencies (Cost $8,210)		8,240

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	3	3

Total U.S. Treasury Obligations (Cost $3)		3

MORTGAGE-BACKED SECURITIES 3.5%

Adjustable Rate Mortgage Trust
4.281% due 10/25/2035	448	243

American Home Mortgage Assets
0.504% due 05/25/2046	161	59
0.504% due 09/25/2046	59	25
0.524% due 10/25/2046	148	48
2.040% due 02/25/2047	82	27
2.260% due 11/25/2046	723	332
6.250% due 06/25/2037	340	169

American Home Mortgage Investment Trust
5.660% due 09/25/2045	47	28

Banc of America Alternative Loan Trust
0.714% due 05/25/2035	219	140

Bear Stearns Adjustable Rate Mortgage Trust
5.457% due 05/25/2047	167	97

Bear Stearns Alt-A Trust
4.493% due 01/25/2035	16	8

Chase Mortgage Finance Corp.
5.426% due 03/25/2037	69	43

Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034	25	22
5.672% due 07/25/2046	62	33
5.994% due 09/25/2037	254	138

Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/2046	2,500	2,123

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	308	116
0.504% due 09/25/2046	84	32
0.510% due 12/20/2046	373	150
0.525% due 03/20/2046	165	68
0.525% due 07/20/2046	133	51
0.545% due 05/20/2046	243	93
0.644% due 11/20/2035	52	24
0.684% due 02/25/2037	707	181
2.340% due 12/25/2035	329	149
5.648% due 10/25/2035	117	49
5.886% due 02/25/2037	150	88
6.000% due 11/25/2036	72	40
6.000% due 01/25/2037	227	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035	$507	$226
5.752% due 05/20/2036	931	472

Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 03/19/2045	45	20

First Horizon Alternative Mortgage Securities
6.000% due 05/25/2036	364	276

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	1,400	1,146

GSR Mortgage Loan Trust
5.056% due 04/25/2035	18	11
5.176% due 01/25/2036	68	46

Harborview Mortgage Loan Trust
0.493% due 07/19/2046	138	57
0.513% due 09/19/2046	60	26
0.553% due 03/19/2036	1,181	499
2.190% due 12/19/2036	62	22
5.750% due 08/19/2036	122	55

Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047	86	33
6.000% due 07/25/2037	1,400	526

Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046	128	50
0.514% due 06/25/2047	59	25
5.222% due 08/25/2035	262	168
5.302% due 09/25/2035	181	112
5.537% due 11/25/2035	435	262

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	55	48

JPMorgan Mortgage Trust
6.000% due 08/25/2037	428	302

Luminent Mortgage Trust
0.484% due 12/25/2036	79	31
0.494% due 12/25/2036	63	23

MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046	44	18

Merrill Lynch Mortgage Investors, Inc.
7.560% due 11/15/2031	33	33

Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037	74	40

Morgan Stanley Capital I
5.332% due 12/15/2043	500	375

Residential Accredit Loans, Inc.
0.474% due 01/25/2037	2,876	1,160
0.644% due 03/25/2037	445	156
6.321% due 02/25/2036	865	468

Residential Asset Securitization Trust
6.000% due 05/25/2037	367	231

Structured Asset Mortgage Investments, Inc.
0.494% due 09/25/2047	87	43
0.504% due 07/25/2046	152	63
0.534% due 05/25/2046	63	25
0.534% due 09/25/2047	1,000	190
0.624% due 09/25/2045	138	63

Suntrust Alternative Loan Trust
0.664% due 04/25/2036	247	82

WaMu Mortgage Pass-Through Certificates
2.100% due 04/25/2047	77	32
2.139% due 02/25/2047	143	58
2.139% due 03/25/2047	152	62
2.160% due 12/25/2046	69	23
5.293% due 01/25/2037	69	40
5.394% due 02/25/2037	157	93
5.575% due 12/25/2036	991	639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.581% due 12/25/2036		$80	$49
5.632% due 05/25/2037		80	52
5.687% due 02/25/2037		75	42
5.752% due 10/25/2036		569	336
5.833% due 02/25/2037		74	46
5.928% due 09/25/2036		60	39

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		61	26

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		72	49

Total Mortgage-Backed Securities (Cost $14,608)			13,669

ASSET-BACKED SECURITIES 0.1%

Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/2037		196	94

GSAMP Trust
0.464% due 08/25/2036		100	23

Lehman XS Trust
0.564% due 08/25/2046		601	58

MASTR Asset-Backed Securities Trust
0.524% due 11/25/2036		100	26

Mid-State Trust
7.791% due 03/15/2038		30	21

Morgan Stanley ABS Capital I
0.454% due 05/25/2037		100	26

Structured Asset Securities Corp.
0.464% due 05/25/2037		245	136
0.614% due 06/25/2035		486	168

Total Asset-Backed Securities (Cost $901)			552

FOREIGN CURRENCY-DENOMINATED ISSUES 6.0%

American International Group, Inc.
5.950% due 10/04/2010	GBP	1,000	1,101
8.625% due 05/22/2038		1,000	395

BAC Capital Trust VII
5.250% due 08/10/2035		200	179

Barclays Bank PLC
14.000% due 11/29/2049		5,000	9,439

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	92

Bombardier, Inc.
7.250% due 11/15/2016		400	483

Chesapeake Energy Corp.
6.250% due 01/15/2017		625	776

CIT Group, Inc.
4.250% due 09/22/2011		200	196

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,500	2,159

CL Capital Trust I
7.047% due 04/29/2049	EUR	150	148

Fresenius Finance BV
5.500% due 01/31/2016		100	130

Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	441

Lighthouse International Co. S.A.
8.000% due 04/30/2014		945	630

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	2,073

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	$223

Royal Bank of Scotland Group PLC
6.334% due 04/06/2011	GBP	469	303

Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	556

Societe Generale
6.999% due 12/29/2049		150	144

UBS AG
7.152% due 12/29/2049		600	528

UPC Broadband Holding BV
4.516% due 12/31/2016		547	674
4.943% due 12/31/2017		395	488

UPC Holding BV
7.750% due 01/15/2014		600	758

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		900	1,237

Total Foreign Currency-Denominated Issues
(Cost $25,117)			23,153

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.7%

American International Group, Inc.
8.500% due 08/01/2011	17,300	$165

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,512

Total Convertible Preferred Stocks (Cost $2,546)		2,677

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,532	1,532

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,565. Repurchase proceeds are $1,532.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.235% due 07/02/2009 - 11/19/2009 (c)(e)(g)	$574	$573

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.8%
	712,413	7,131

Total Short-Term Instruments (Cost $9,236)		9,236

Total Investments 98.8% (Cost $420,946)		$383,460

Written Options (i) (0.0%) (Premiums $210)		(116)

Other Assets and Liabilities (Net) 1.2%		4,774

Net Assets 100.0%		$388,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,370 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $16,402 at a weighted average interest rate of 0.651%. On June 30, 2009, securities valued at $34,394 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $955 and cash of $296 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	7	$0
90-Day Eurodollar December Futures	Long	12/2010	26	107
90-Day Eurodollar June Futures	Long	06/2010	26	103
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	242	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	63	(49)

				$47

(h)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	6.237%	$1,000	$(44)	$(95)	$51
American Express Co.	DUB	5.000%	06/20/2014	2.244%	5,000	603	485	118
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	400	(23)	(21)	(2)
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	7.108%	100	(8)	(8)	0
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	7.108%	250	(19)	(19)	0
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	1,150	(61)	(105)	44
El Paso Corp.	BCLY	5.000%	03/20/2014	6.928%	1,000	(67)	(87)	20
El Paso Corp.	CITI	5.000%	03/20/2014	6.928%	500	(34)	(37)	3
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	600	(44)	(46)	2
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	500	(37)	(38)	1
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	400	14	12	2
General Electric Capital Corp.	CITI	4.100%	12/20/2013	4.336%	900	(7)	0	(7)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	4.336%	1,100	(45)	0	(45)
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	800	28	23	5
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	5,200	182	(58)	240

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%	$550	$7	$(56)	$63
GMAC LLC	DUB	5.000%	03/20/2012	10.541%	200	(24)	(31)	7
GMAC LLC	MSC	6.560%	12/20/2012	10.076%	1,500	(134)	0	(134)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	5.501%	500	(31)	0	(31)
HCA, Inc.	BOA	5.000%	03/20/2014	6.455%	1,000	(45)	(150)	105
MetLife, Inc.	JPM	5.000%	06/20/2014	5.352%	5,000	(62)	(69)	7
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.266%	100	0	0	0
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	6.947%	600	(63)	0	(63)
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	300	(42)	(56)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	750	(77)	(82)	5
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	1,000	(48)	(86)	38
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	1,800	(125)	(144)	19
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	800	(82)	(112)	30
SLM Corp.	DUB	5.000%	06/20/2010	8.719%	600	(20)	(34)	14
SLM Corp.	DUB	5.000%	06/20/2012	8.228%	500	(38)	(65)	27
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	500	(51)	(56)	5
SLM Corp.	GSC	5.000%	06/20/2010	8.719%	1,200	(39)	(72)	33

						$(436)	$(1,007)	$571

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	$3,500	$(202)	$0	$(202)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	582	3	0	3
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	400	(107)	0	(107)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,070	15	0	15

					$(291)	$0	$(291)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(752)	$(76)	$(676)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(73)	(24)	(49)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(243)	(25)	(218)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	68	12	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	83	8	75
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	68	12	56

							$(849)	$(93)	$(756)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$ 98.625	09/14/2009	270	$46	$14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$1,200	$4	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	26	17
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,400	9	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	14,000	125	78

							$164	$102

Transactions in written call and put options for the period ended June 30, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	0	$124,500	EUR	0	$3,427
Sales	2,148	59,200		1,800	488
Closing Buys	(1,690)	(163,100)		(1,800)	(3,643)
Expirations	(188)	0		0	(62)
Exercised	0	0		0	0

Balance at 06/30/2009	270	$20,600	EUR	0	$210

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$459	$421	0.11%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,202	1,194	0.31%

				$1,661	$1,615	0.42%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$6,400	$6,650	$6,689

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,273	07/2009	BCLY	$0	$(12)	$(12)
Sell		5,690	07/2009	BCLY	0	0	0
Buy		3,949	07/2009	DUB	0	(34)	(34)
Sell		7,467	07/2009	DUB	2	0	2
Buy		2,612	07/2009	HSBC	0	(18)	(18)
Buy		5,323	07/2009	JPM	0	(46)	(46)
Buy		3,046	09/2009	BCLY	0	0	0
Buy		2,599	09/2009	DUB	0	0	0
Buy		2,642	03/2010	BCLY	0	(1)	(1)
Buy		4,829	03/2010	DUB	0	(4)	(4)
Sell	EUR	6,368	07/2009	BCLY	0	(48)	(48)
Sell	GBP	4,173	07/2009	BCLY	0	(107)	(107)
Sell		999	07/2009	CITI	0	(98)	(98)
Sell		58	07/2009	CSFB	0	(3)	(3)
Sell		203	07/2009	GSC	1	(4)	(3)
Buy		11,921	07/2009	MSC	0	(82)	(82)
Sell		6,717	07/2009	RBC	0	(82)	(82)
Buy		229	07/2009	RBS	18	0	18
Sell		11,921	08/2009	MSC	82	0	82
Buy		2,294	08/2009	RBS	2	0	2
Sell	SGD	304	07/2009	CITI	2	0	2
Buy		304	07/2009	HSBC	0	0	0

					$107	$(539)	$(432)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  High Yield Portfolio  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$298,727	$3,696	$302,423
Foreign Currency-Denominated Issues	0	22,850	303	23,153
Other Investments ++	9,807	48,077	0	57,884

Investments, at value	$9,807	$369,654	$3,999	$383,460

Short Sales, at value	$0	$(6,689)	$0	$(6,689)

Financial Derivative Instruments +++	$47	$(1,024)	$0	$(977)

Total	$9,854	$361,941	$3,999	$375,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$2,621	$88	$23	$17	$793	$154	$3,696
Foreign Currency-Denominated Issues	408	0	1	0	(106)	0	303

Investments, at value	$3,029	$88	$24	$17	$687	$154	$3,999

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$3,029	$88	$24	$17	$687	$154	$3,999

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$210	$0	$0	$0	$0	$210
Unrealized appreciation on foreign currency contracts	0	107	0	0	0	107
Unrealized appreciation on swap agreements	187	0	871	0	0	1,058

	$397	$107	$871	$0	$0	$1,375

Liabilities:
Written options outstanding	$116	$0	$0	$0	$0	$116
Variation margin payable ^^	163	0	0	0	0	163
Unrealized depreciation on foreign currency contracts	0	539	0	0	0	539
Unrealized depreciation on swap agreements	943	0	591	0	0	1,534

	$1,222	$539	$591	$0	$0	$2,352

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$16,472	$0	$0	$0	$0	$16,472
Net realized (loss) on futures contracts, written options and swaps	(18,711)	0	(3,421)	(31)	0	(22,163)
Net realized (loss) on foreign currency transactions	0	(2,132)	0	0	0	(2,132)

	$(2,239)	$(2,132)	$(3,421)	$(31)	$0	$(7,823)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(15,671)	$0	$0	$0	$0	$(15,671)
Net change in unrealized appreciation on futures contracts, written options and swaps	19,452	0	4,253	109	0	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,656	0	0	0	1,656

	$3,781	$1,656	$4,253	$109	$0	$9,799

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the

Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations. At the period ended June 30, 2009, the Portfolio had $30,415 in unfunded loan commitments outstanding.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

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Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it

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Notes to Financial Statements (Cont.)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign

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issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign

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Notes to Financial Statements (Cont.)

governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
High Yield Portfolio	$0	$120,917	$113,800	$0	$7,131	$17	$14

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$137,206	$126,273	$374,707	$301,144

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	136	$819	93	$648
Administrative Class	25,807	148,152	22,379	148,686
Advisor Class	573	3,213	556	3,579
Issued as reinvestment of distributions
Institutional Class	17	96	27	189
Administrative Class	2,494	14,524	4,487	31,033
Advisor Class	14	81	5	33
Cost of shares redeemed
Institutional Class	(87)	(523)	(73)	(522)
Administrative Class	(23,317)	(133,434)	(26,730)	(188,671)
Advisor Class	(704)	(4,168)	(283)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	4,933	$28,760	461	$(7,089)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	4	76	*
Advisor Class	3	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$10,329	$(47,815)	$(37,486)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.9%
Foreign Currency-Denominated Issues	6.0%
Bank Loan Obligations	4.3%
Mortgage-Backed Securities	3.6%
Short-Term Instruments	2.4%
Other	4.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (07/01/02)
PIMCO High Yield Portfolio Institutional Class	15.65%	-9.62%	2.75%	5.57%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	25.51%	-3.14%	4.04%	6.68%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,156.52	$1,021.77
Expenses Paid During Period†	$3.26	$3.06

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the finance sector significantly detracted from performance as investment-grade finance credits significantly underperformed their lower-quality counterparts.

»	An underweight to real estate related bonds, which rallied materially along with real estate developers and real estate investment trusts, detracted from relative performance.

»	An underweight to the metals and mining sectors, which outperformed alongside a general rise in commodities, detracted from relative performance.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns.

»	An underweight to the packaging sector, which significantly underperformed across the upper-quality tiers of high yield, added to returns.

»	Tactical exposure to investment-grade bonds detracted from performance as lower-quality bonds outpaced higher-quality issues.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$5.66	$8.05	$8.34	$8.19	$8.40	$8.19
Net investment income (a)	0.26	0.55	0.57	0.58	0.55	0.53
Net realized/unrealized gain (loss) on investments	0.60	(2.34)	(0.27)	0.15	(0.21)	0.23
Total income (loss) from investment operations	0.86	(1.79)	0.30	0.73	0.34	0.76
Dividends from net investment income	(0.26)	(0.55)	(0.59)	(0.58)	(0.55)	(0.55)
Distributions from net realized capital gains	0.00	(0.02)	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00
Total distributions	(0.26)	(0.60)	(0.59)	(0.58)	(0.55)	(0.55)
Net asset value end of year or period	$6.26	$5.66	$8.05	$8.34	$8.19	$8.40
Total return	15.65%	(23.39)%	3.66%	9.24%	4.26%	9.71%
Net assets end of year or period (000s)	$2,616	$1,992	$2,456	$1,963	$687	$343
Ratio of expenses to average net assets	0.61%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	8.95%*	7.74%	6.99%	7.05%	6.68%	6.51%
Portfolio turnover rate	134%	313%	131%	81%	109%	97%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$374,797
Investments in Affiliates, at value	7,131
Repurchase agreements, at value	1,532
Deposits with counterparty	296
Foreign currency, at value	1,164
Receivable for investments sold	46,735
Receivable for Portfolio shares sold	409
Interest and dividends receivable	6,585
Dividends receivable from Affiliates	5
Swap premiums paid	595
Unrealized appreciation on foreign currency contracts	107
Unrealized appreciation on swap agreements	1,058
440,414

Liabilities:
Payable for reverse repurchase agreements	$29,929
Payable for investments purchased	6,476
Payable for investments in Affiliates purchased	5
Payable for Portfolio shares redeemed	3,464
Payable for short sales	6,689
Overdraft due to custodian	309
Written options outstanding	116
Deposits from counterparty	1,180
Accrued investment advisory fee	82
Accrued supervisory and administrative fee	115
Accrued distribution fee	1
Accrued servicing fee	39
Variation margin payable	123
Swap premiums received	1,695
Unrealized depreciation on foreign currency contracts	539
Unrealized depreciation on swap agreements	1,534
52,296

Net Assets	$388,118

Net Assets Consist of:
Paid in capital	$487,745
Undistributed (overdistributed) net investment income	(511)
Accumulated undistributed net realized (loss)	(60,802)
Net unrealized (depreciation)	(38,314)
$388,118

Net Assets:
Institutional Class	$2,616
Administrative Class	384,164
Advisor Class	1,338

Shares Issued and Outstanding:
Institutional Class	418
Administrative Class	61,324
Advisor Class	214

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$6.26
Administrative Class	6.26
Advisor Class	6.26

Cost of Investments Owned	$412,283
Cost of Investments in Affiliates Owned	$7,131
Cost of Repurchase Agreements Owned	$1,532
Cost of Foreign Currency Held	$1,163
Proceeds Received on Short Sales	$6,650
Premiums Received on Written Options	$210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$15,747
Dividends	256
Dividends from Affiliate investments	17
Miscellaneous income	1
Total Income	16,021

Expenses:
Investment advisory fees	418
Supervisory and administrative fees	586
Servicing fees – Administrative Class	248
Distribution and/or servicing fees – Advisor Class	2
Trustees’ fees	2
Interest expense	18
Total Expenses	1,274

Net Investment Income	14,747

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,782)
Net realized gain on Affiliate investments	14
Net realized (loss) on futures contracts, written options and swaps	(22,165)
Net realized (loss) on foreign currency transactions	(1,949)
Net change in unrealized appreciation on investments	52,373
Net change in unrealized appreciation on futures contracts, written options and swaps	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,632
Net Gain	36,937

Net Increase in Net Assets Resulting from Operations	$51,684

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,747	$29,052
Net realized (loss)	(40,896)	(16,108)
Net realized gain on Affiliate investments	14	0
Net change in unrealized appreciation (depreciation)	77,819	(107,156)
Net increase (decrease) resulting from operations	51,684	(94,212)

Distributions to Shareholders:
From net investment income
Institutional Class	(96)	(173)
Administrative Class	(14,766)	(28,321)
Advisor Class	(81)	(30)
From net realized capital gains
Institutional Class	0	(6)
Administrative Class	0	(1,001)
Advisor Class	0	(1)
Tax basis return of capital
Institutional Class	0	(10)
Administrative Class	0	(1,711)
Advisor Class	0	(2)

Total Distributions	(14,943)	(31,255)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	819	648
Administrative Class	148,152	148,686
Advisor Class	3,213	3,579
Issued as reinvestment of distributions
Institutional Class	96	189
Administrative Class	14,524	31,033
Advisor Class	81	33
Cost of shares redeemed
Institutional Class	(523)	(522)
Administrative Class	(133,434)	(188,671)
Advisor Class	(4,168)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	28,760	(7,089)

Total Increase (Decrease) in Net Assets	65,501	(132,556)

Net Assets:
Beginning of period	322,617	455,173
End of period*	$388,118	$322,617

*Including (overdistributed) net investment income of:	$(511)	$(315)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 4.3%

AES Corp.
8.849% due 03/31/2010	$583	$525

Cengage Learning, Inc.
2.820% due 07/05/2014	2,063	1,741

CSC Holdings, Inc.
9.750% due 08/01/2013	500	502

Daimler Finance North America LLC
4.320% due 08/03/2012	3,134	2,919

First Data Corp.
3.060% due 09/24/2014	54	41
3.065% due 09/24/2014	931	700

Ford Motor Co.
3.320% due 12/16/2013	2,284	1,661
4.140% due 12/16/2013	1,149	835

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	167	148

Ineos Group Holdings PLC
7.001% due 10/07/2012	659	492

Roundy's Supermarket, Inc.
3.060% due 10/27/2011	386	370
3.080% due 10/27/2011	487	467

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	23	16
3.821% due 10/10/2014	6,102	4,347
7.000% due 10/10/2014	107	76

Tribune Co.
5.000% due 06/04/2024 (a)	282	96
5.250% due 06/04/2024 (a)	1,358	416

Weather Investments II SARL
8.357% due 12/21/2011	647	649

Wrigley WM Jr. Co.
6.500% due 10/06/2014	488	490

Total Bank Loan Obligations (Cost $19,292)		16,491

CORPORATE BONDS & NOTES 77.9%

BANKING & FINANCE 19.9%

AES Ironwood LLC
8.857% due 11/30/2025	2,364	2,057

AES Red Oak LLC
8.540% due 11/30/2019	1,266	1,139
9.200% due 11/30/2029	100	85

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	238

American Express Bank FSB
0.438% due 05/29/2012	75	67

American Express Co.
7.000% due 03/19/2018	325	316

American Express Credit Corp.
1.708% due 05/27/2010 (f)	1,350	1,334

American International Group, Inc.
4.950% due 03/20/2012	925	629
5.375% due 10/18/2011	375	270
5.850% due 01/16/2018	1,200	636
8.175% due 05/15/2058	900	257
8.250% due 08/15/2018 (f)	5,525	3,256

Barclays Bank PLC
7.434% due 09/29/2049	1,100	738
10.179% due 06/12/2021	1,580	1,689

Caelus Re Ltd.
6.918% due 06/07/2011	250	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Bank USA N.A.
8.800% due 07/15/2019	$2,200	$2,251

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	1,025	871
5.600% due 11/02/2011	225	165

CIT Group, Inc.
0.759% due 03/12/2010	50	43
0.974% due 08/17/2009	1,875	1,822
1.306% due 11/03/2010	100	75
1.322% due 04/27/2011	125	89
1.352% due 07/28/2011	1,000	681
4.125% due 11/03/2009	350	332
4.750% due 12/15/2010	925	726
5.200% due 11/03/2010	750	593
5.400% due 03/07/2013	3,250	2,016
5.600% due 04/27/2011	350	263
5.800% due 07/28/2011	250	188

Citigroup Capital XXI
8.300% due 12/21/2077	1,675	1,308

Citigroup, Inc.
0.902% due 06/09/2016	550	392
5.000% due 09/15/2014	100	84

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,500	1,480

Ford Motor Credit Co. LLC
3.889% due 01/13/2012	200	155
5.700% due 01/15/2010	1,525	1,472
7.000% due 10/01/2013	1,525	1,228
7.375% due 10/28/2009	5,375	5,329
7.875% due 06/15/2010	500	475
8.000% due 06/01/2014	325	263
8.000% due 12/15/2016	3,425	2,622
12.000% due 05/15/2015	250	234

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	775	812

General Electric Capital Corp.
6.875% due 01/10/2039 (f)	900	812

GMAC LLC
6.625% due 05/15/2012	225	183
6.750% due 12/01/2014	100	77
8.000% due 11/01/2031	2,525	1,732

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (f)	1,800	1,603

HBOS PLC
6.750% due 05/21/2018	900	680

HCP, Inc.
5.650% due 12/15/2013	1,475	1,345
6.000% due 01/30/2017	500	424
6.300% due 09/15/2016	500	434
7.072% due 06/08/2015	125	114

International Lease Finance Corp.
0.881% due 05/24/2010	175	160
5.000% due 04/15/2010	250	229
5.625% due 09/15/2010	800	719
5.875% due 05/01/2013	300	228
6.625% due 11/15/2013 (f)	5,625	4,335

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	775	121
6.625% due 01/18/2012 (a)	125	19
6.750% due 12/28/2017 (a)	1,250	0
6.875% due 05/02/2018 (a)	500	82
7.500% due 05/11/2038 (a)	1,025	0

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (f)	2,250	2,086

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
11.000% due 12/29/2049	$3,150	$3,513

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	123
7.640% due 03/29/2049	2,200	892

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,100	1,556

SLM Corp.
1.252% due 07/26/2010	400	363
1.322% due 10/25/2011	1,350	1,094
5.000% due 10/01/2013	900	729
5.125% due 08/27/2012	325	278
5.375% due 05/15/2014	300	241
8.450% due 06/15/2018	1,625	1,392

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	400	389

Tenneco, Inc.
8.125% due 11/15/2015	250	199

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	398
7.500% due 07/18/2016	1,000	858

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	649

UBS AG
5.750% due 04/25/2018	850	775

UBS Preferred Funding Trust V
6.243% due 05/29/2049	550	325

Universal City Development Partners
11.750% due 04/01/2010	950	907

Universal City Florida Holding Co. I & II
5.778% due 05/01/2010	175	144
8.375% due 05/01/2010	1,225	1,004

Ventas Realty LP
6.500% due 06/01/2016	1,700	1,532
6.750% due 04/01/2017	420	379
7.125% due 06/01/2015	293	284

Wells Fargo Capital XIII
7.700% due 12/29/2049 (f)	2,250	1,869

Wells Fargo Capital XV
9.750% due 09/26/2044 (f)	1,800	1,743

		77,435

INDUSTRIALS 42.5%

Actuant Corp.
6.875% due 06/15/2017	300	274

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011 (f)	5,000	4,700

Allison Transmission, Inc.
11.000% due 11/01/2015	1,455	1,157

Altria Group, Inc.
9.250% due 08/06/2019	650	731

American Stores Co.
7.100% due 03/20/2028	50	39
8.000% due 06/01/2026	1,375	1,207

AmeriGas Partners LP
7.125% due 05/20/2016	1,305	1,201
7.250% due 05/20/2015	1,050	990

Apria Healthcare Group, Inc.
11.250% due 11/01/2014	625	606

ARAMARK Corp.
4.528% due 02/01/2015	1,225	1,001
8.500% due 02/01/2015	825	804

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ArvinMeritor, Inc.
8.125% due 09/15/2015	$1,940	$1,028
8.750% due 03/01/2012	1,550	988

Berry Plastics Corp.
5.881% due 02/15/2015	2,125	1,886

Biomet, Inc.
10.375% due 10/15/2017 (b)	4,865	4,731
11.625% due 10/15/2017	3,740	3,684

Boston Scientific Corp.
4.250% due 01/12/2011	375	365

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,250

CC Holdings GS V LLC
7.750% due 05/01/2017	750	735

Celestica, Inc.
7.875% due 07/01/2011	1,000	1,005

Chart Industries, Inc.
9.125% due 10/15/2015	425	397

Chesapeake Energy Corp.
6.625% due 01/15/2016	500	441
6.875% due 01/15/2016	100	89
7.000% due 08/15/2014	350	326
7.250% due 12/15/2018	350	306
7.500% due 06/15/2014	325	310
9.500% due 02/15/2015	3,100	3,139

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	825	827

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	3,025	2,980

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	850	784
7.750% due 05/15/2017	1,325	1,212

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	485	421
7.373% due 06/15/2017	211	149

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	950	190

Crown Americas LLC
7.625% due 05/15/2017	2,050	1,988

CSC Holdings, Inc.
6.750% due 04/15/2012	475	461
7.625% due 04/01/2011	1,650	1,642
7.625% due 07/15/2018	2,575	2,398
7.875% due 02/15/2018	1,800	1,694
8.500% due 04/15/2014	400	398
8.500% due 06/15/2015	725	716

DaVita, Inc.
6.625% due 03/15/2013	600	568

Dex Media West LLC
9.875% due 08/15/2013 (a)	2,070	321

DirecTV Holdings LLC
8.375% due 03/15/2013	1,400	1,410

DISH DBS Corp.
6.375% due 10/01/2011	900	875
6.625% due 10/01/2014	1,025	948
7.000% due 10/01/2013	175	167
7.125% due 02/01/2016	4,205	3,942
7.750% due 05/31/2015	690	661

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	$867	$874

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,650	1,448

El Paso Corp.
7.000% due 06/15/2017	475	435
7.250% due 06/01/2018	600	557
7.800% due 08/01/2031	1,150	943
8.050% due 10/15/2030	780	652

El Paso Natural Gas Co.
8.375% due 06/15/2032	1,575	1,720

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,950	3,990

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,194

First Data Corp.
9.875% due 09/24/2015	3,275	2,342

Ford Motor Co.
9.215% due 09/15/2021	200	117

Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015	400	375
8.250% due 04/01/2015	555	561
8.375% due 04/01/2017	1,780	1,796

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,275	650
9.125% due 12/15/2014 (b)	1,076	403

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,000	1,022

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,175
7.125% due 01/15/2017	375	351
7.250% due 06/01/2028	150	113
7.375% due 12/01/2025	4,520	3,526
8.000% due 01/15/2024	1,775	1,518
8.250% due 05/01/2016	2,025	1,974
8.875% due 05/15/2031	200	174

Goodyear Tire & Rubber Co.
5.010% due 12/01/2009	450	448
9.000% due 07/01/2015	625	622
10.500% due 05/15/2016	950	964

Harrah's Operating Co., Inc.
10.000% due 12/15/2018	1,792	1,039

HCA, Inc.
7.190% due 11/15/2015	180	139
8.500% due 04/15/2019	800	788
9.125% due 11/15/2014	925	918
9.250% due 11/15/2016	5,500	5,431
9.625% due 11/15/2016 (b)	3,400	3,374
9.875% due 02/15/2017	1,275	1,294

Host Hotels & Resorts LP
6.375% due 03/15/2015	225	196

Host Marriott LP
6.750% due 06/01/2016	300	262
7.000% due 08/15/2012	200	194

Intelsat Corp.
9.250% due 08/15/2014	700	681
9.250% due 06/15/2016	1,350	1,299

Intergen NV
9.000% due 06/30/2017	2,680	2,553

JC Penney Corp., Inc.
5.750% due 02/15/2018	450	396
6.875% due 10/15/2015	175	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 11/15/2023	$175	$155
7.950% due 04/01/2017	950	933

JET Equipment Trust
7.630% due 08/15/2012 (a)	152	61
10.000% due 06/15/2012 (a)	470	257

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	955

Kansas City Southern Railway
8.000% due 06/01/2015	200	187

Kerr-McGee Corp.
6.950% due 07/01/2024	1,175	1,093

Legrand France S.A.
8.500% due 02/15/2025	975	841

Lender Processing Services, Inc.
8.125% due 07/01/2016	275	271

MGM Mirage
10.375% due 05/15/2014	75	78
11.125% due 11/15/2017	150	160

Motorola, Inc.
6.000% due 11/15/2017	575	469
8.000% due 11/01/2011	375	378

Nalco Co.
7.750% due 11/15/2011	27	27
8.875% due 11/15/2013	1,300	1,332

New Albertson's, Inc.
7.450% due 08/01/2029	2,415	1,992

Newfield Exploration Co.
6.625% due 09/01/2014	100	93
7.125% due 05/15/2018	1,075	982

Norampac Industries, Inc.
6.750% due 06/01/2013	875	752

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	425	412

Nortel Networks Ltd.
6.963% due 07/15/2011 (a)	765	262
10.125% due 07/15/2013 (a)	795	274

Northwest Pipeline GP
7.125% due 12/01/2025	500	485

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,418

OPTI Canada, Inc.
7.875% due 12/15/2014	375	245
8.250% due 12/15/2014	1,380	918

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	96
7.375% due 05/15/2016	650	634
8.250% due 05/15/2013	150	152

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,415

Range Resources Corp.
7.500% due 10/01/2017	275	263

Reynolds American, Inc.
7.750% due 06/01/2018	375	362

RH Donnelley, Inc.
11.750% due 05/15/2015 (a)	1,450	674

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,441

Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013	600	504
7.000% due 06/15/2013	250	220
7.250% due 06/15/2016	250	199
7.250% due 03/15/2018	200	159

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2010	$150	$151
8.750% due 02/02/2011	25	24

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)	3,850	3,475

Sanmina-SCI Corp.
8.125% due 03/01/2016	310	227

SemGroup LP
8.750% due 11/15/2015 (a)	2,750	124

Sensata Technologies BV
8.000% due 05/01/2014	2,175	1,079

Service Corp. International
7.625% due 10/01/2018	175	163

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	97

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	360

Sonat, Inc.
7.000% due 02/01/2018	500	457
7.625% due 07/15/2011	1,450	1,428

Southern Natural Gas Co.
5.900% due 04/01/2017	175	170

Speedway Motorsports, Inc.
8.750% due 06/01/2016	225	229

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	925	794
7.875% due 05/01/2012	100	92

Suburban Propane Partners LP
6.875% due 12/15/2013	525	486

Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,001	3,801
10.625% due 05/15/2015	525	517

SUPERVALU, Inc.
8.000% due 05/01/2016	375	366

Teck Resources Ltd.
9.750% due 05/15/2014	1,325	1,373
10.250% due 05/15/2016	1,225	1,285
10.750% due 05/15/2019	3,375	3,634

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	100	105
8.375% due 06/15/2032	225	246

TransCanada Pipelines Ltd.
6.350% due 05/15/2067	1,525	1,061

TRW Automotive, Inc.
7.000% due 03/15/2014	1,350	979
7.250% due 03/15/2017	1,030	716

United Airlines, Inc.
6.201% due 03/29/2049	5	5
6.602% due 03/01/2015	11	11

United Rentals North America, Inc.
6.500% due 02/15/2012	2,060	2,008

Unitymedia GmbH
10.375% due 02/15/2015	750	765

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,725	811

Videotron Ltee
9.125% due 04/15/2018	200	204

West Corp.
9.500% due 10/15/2014	1,000	880

Willamette Industries, Inc.
6.450% due 08/19/2009	550	552

Williams Cos., Inc.
7.625% due 07/15/2019	225	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 06/15/2031	$200	$180
7.875% due 09/01/2021	575	568

Williams Partners LP
7.250% due 02/01/2017	425	388

Windstream Corp.
7.000% due 03/15/2019	300	262
8.625% due 08/01/2016	2,985	2,873

WMG Acquisition Corp.
9.500% due 06/15/2016	1,250	1,250

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,175	1,033

		164,914

UTILITIES 15.5%

AES Corp.
7.750% due 10/15/2015	1,505	1,407
8.000% due 06/01/2020	1,100	993
8.875% due 02/15/2011	500	510
9.750% due 04/15/2016	700	712

Berry Petroleum Co.
10.250% due 06/01/2014	1,025	1,040

CMS Energy Corp.
8.750% due 06/15/2019	300	305

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,695	2,716
11.250% due 11/01/2017 (b)	292	179

Frontier Communications Corp.
6.625% due 03/15/2015	1,000	885
7.000% due 11/01/2025	725	518
7.125% due 03/15/2019	1,125	965
7.450% due 07/01/2035	250	179
8.250% due 05/01/2014	550	522
9.000% due 08/15/2031	1,025	851

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	950	14
9.750% due 05/01/2013 (a)	750	11

Homer City Funding LLC
8.734% due 10/01/2026	719	643

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	25	25
5.700% due 01/05/2016	3,025	2,609

Knight, Inc.
5.150% due 03/01/2015	250	218
6.500% due 09/01/2012	1,125	1,105

Midwest Generation LLC
8.560% due 01/02/2016	3,339	3,272

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	840

NRG Energy, Inc.
7.250% due 02/01/2014	750	729
7.375% due 02/01/2016	4,790	4,545
7.375% due 01/15/2017	1,575	1,488

Penn Virginia Corp.
10.375% due 06/15/2016	1,075	1,099

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,550	2,588

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	425	427

Qwest Communications International, Inc.
7.250% due 02/15/2011	500	488
7.500% due 02/15/2014	897	823

Qwest Corp.
7.500% due 06/15/2023	1,400	1,120
7.875% due 09/01/2011	725	729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 05/01/2016	$1,250	$1,212
8.875% due 03/15/2012	4,325	4,379

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	318	306
9.681% due 07/02/2026	300	284

RRI Energy, Inc.
6.750% due 12/15/2014	2,103	2,037
7.875% due 06/15/2017	425	382

Sithe Independence Funding Corp.
9.000% due 12/30/2013	421	412

Sprint Capital Corp.
6.900% due 05/01/2019	5,380	4,479
7.625% due 01/30/2011	600	596
8.375% due 03/15/2012	325	322
8.750% due 03/15/2032	950	770

Sprint Nextel Corp.
1.001% due 06/28/2010	175	165
6.000% due 12/01/2016	3,230	2,657

Telesat Canada
11.000% due 11/01/2015	2,140	2,204
12.500% due 11/01/2017	400	396

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,016	1,746

Texas Competitive Electric Holdings Co. LLC
3.823% due 10/10/2014	53	38
10.250% due 11/01/2015	1,700	1,067
10.500% due 11/01/2016 (b)	1,030	479

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	600	598

Virgin Media Finance PLC
9.500% due 08/15/2016	1,000	990

		60,074

Total Corporate Bonds & Notes (Cost $332,552)		302,423

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	475	225

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	500	430

Chesapeake Energy Corp.
2.250% due 12/15/2038	3,355	2,076

Host Hotels & Resorts LP
2.625% due 04/15/2027	575	491

Mylan, Inc.
1.250% due 03/15/2012	700	610

National City Corp.
4.000% due 02/01/2011	1,025	1,012

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	335

Qwest Communications International, Inc.
3.500% due 11/15/2025	850	841

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	600	576

U.S. Bancorp
0.000% due 12/11/2035	100	95

Wright Medical Group, Inc.
2.625% due 12/01/2014	400	304

Total Convertible Bonds & Notes (Cost $8,445)		6,995

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$21

Total Municipal Bonds & Notes (Cost $36)		21

U.S. GOVERNMENT AGENCIES 2.1%

Fannie Mae
6.000% due 09/01/2038 (f)	1,126	1,179
6.000% due 10/01/2038 (f)(g)	5,582	5,842

Freddie Mac
0.702% due 03/09/2011 (e)	140	140
0.888% due 02/01/2011 (e)	188	188
0.926% due 05/04/2011 (e)	889	891

Total U.S. Government Agencies (Cost $8,210)		8,240

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	3	3

Total U.S. Treasury Obligations (Cost $3)		3

MORTGAGE-BACKED SECURITIES 3.5%

Adjustable Rate Mortgage Trust
4.281% due 10/25/2035	448	243

American Home Mortgage Assets
0.504% due 05/25/2046	161	59
0.504% due 09/25/2046	59	25
0.524% due 10/25/2046	148	48
2.040% due 02/25/2047	82	27
2.260% due 11/25/2046	723	332
6.250% due 06/25/2037	340	169

American Home Mortgage Investment Trust
5.660% due 09/25/2045	47	28

Banc of America Alternative Loan Trust
0.714% due 05/25/2035	219	140

Bear Stearns Adjustable Rate Mortgage Trust
5.457% due 05/25/2047	167	97

Bear Stearns Alt-A Trust
4.493% due 01/25/2035	16	8

Chase Mortgage Finance Corp.
5.426% due 03/25/2037	69	43

Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034	25	22
5.672% due 07/25/2046	62	33
5.994% due 09/25/2037	254	138

Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/2046	2,500	2,123

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	308	116
0.504% due 09/25/2046	84	32
0.510% due 12/20/2046	373	150
0.525% due 03/20/2046	165	68
0.525% due 07/20/2046	133	51
0.545% due 05/20/2046	243	93
0.644% due 11/20/2035	52	24
0.684% due 02/25/2037	707	181
2.340% due 12/25/2035	329	149
5.648% due 10/25/2035	117	49
5.886% due 02/25/2037	150	88
6.000% due 11/25/2036	72	40
6.000% due 01/25/2037	227	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035	$507	$226
5.752% due 05/20/2036	931	472

Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 03/19/2045	45	20

First Horizon Alternative Mortgage Securities
6.000% due 05/25/2036	364	276

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	1,400	1,146

GSR Mortgage Loan Trust
5.056% due 04/25/2035	18	11
5.176% due 01/25/2036	68	46

Harborview Mortgage Loan Trust
0.493% due 07/19/2046	138	57
0.513% due 09/19/2046	60	26
0.553% due 03/19/2036	1,181	499
2.190% due 12/19/2036	62	22
5.750% due 08/19/2036	122	55

Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047	86	33
6.000% due 07/25/2037	1,400	526

Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046	128	50
0.514% due 06/25/2047	59	25
5.222% due 08/25/2035	262	168
5.302% due 09/25/2035	181	112
5.537% due 11/25/2035	435	262

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	55	48

JPMorgan Mortgage Trust
6.000% due 08/25/2037	428	302

Luminent Mortgage Trust
0.484% due 12/25/2036	79	31
0.494% due 12/25/2036	63	23

MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046	44	18

Merrill Lynch Mortgage Investors, Inc.
7.560% due 11/15/2031	33	33

Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037	74	40

Morgan Stanley Capital I
5.332% due 12/15/2043	500	375

Residential Accredit Loans, Inc.
0.474% due 01/25/2037	2,876	1,160
0.644% due 03/25/2037	445	156
6.321% due 02/25/2036	865	468

Residential Asset Securitization Trust
6.000% due 05/25/2037	367	231

Structured Asset Mortgage Investments, Inc.
0.494% due 09/25/2047	87	43
0.504% due 07/25/2046	152	63
0.534% due 05/25/2046	63	25
0.534% due 09/25/2047	1,000	190
0.624% due 09/25/2045	138	63

Suntrust Alternative Loan Trust
0.664% due 04/25/2036	247	82

WaMu Mortgage Pass-Through Certificates
2.100% due 04/25/2047	77	32
2.139% due 02/25/2047	143	58
2.139% due 03/25/2047	152	62
2.160% due 12/25/2046	69	23
5.293% due 01/25/2037	69	40
5.394% due 02/25/2037	157	93
5.575% due 12/25/2036	991	639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.581% due 12/25/2036		$80	$49
5.632% due 05/25/2037		80	52
5.687% due 02/25/2037		75	42
5.752% due 10/25/2036		569	336
5.833% due 02/25/2037		74	46
5.928% due 09/25/2036		60	39

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		61	26

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		72	49

Total Mortgage-Backed Securities (Cost $14,608)			13,669

ASSET-BACKED SECURITIES 0.1%

Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/2037		196	94

GSAMP Trust
0.464% due 08/25/2036		100	23

Lehman XS Trust
0.564% due 08/25/2046		601	58

MASTR Asset-Backed Securities Trust
0.524% due 11/25/2036		100	26

Mid-State Trust
7.791% due 03/15/2038		30	21

Morgan Stanley ABS Capital I
0.454% due 05/25/2037		100	26

Structured Asset Securities Corp.
0.464% due 05/25/2037		245	136
0.614% due 06/25/2035		486	168

Total Asset-Backed Securities (Cost $901)			552

FOREIGN CURRENCY-DENOMINATED ISSUES 6.0%

American International Group, Inc.
5.950% due 10/04/2010	GBP	1,000	1,101
8.625% due 05/22/2038		1,000	395

BAC Capital Trust VII
5.250% due 08/10/2035		200	179

Barclays Bank PLC
14.000% due 11/29/2049		5,000	9,439

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	92

Bombardier, Inc.
7.250% due 11/15/2016		400	483

Chesapeake Energy Corp.
6.250% due 01/15/2017		625	776

CIT Group, Inc.
4.250% due 09/22/2011		200	196

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,500	2,159

CL Capital Trust I
7.047% due 04/29/2049	EUR	150	148

Fresenius Finance BV
5.500% due 01/31/2016		100	130

Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	441

Lighthouse International Co. S.A.
8.000% due 04/30/2014		945	630

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	2,073

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	$223

Royal Bank of Scotland Group PLC
6.334% due 04/06/2011	GBP	469	303

Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	556

Societe Generale
6.999% due 12/29/2049		150	144

UBS AG
7.152% due 12/29/2049		600	528

UPC Broadband Holding BV
4.516% due 12/31/2016		547	674
4.943% due 12/31/2017		395	488

UPC Holding BV
7.750% due 01/15/2014		600	758

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		900	1,237

Total Foreign Currency-Denominated Issues
(Cost $25,117)			23,153

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.7%

American International Group, Inc.
8.500% due 08/01/2011	17,300	$165

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,512

Total Convertible Preferred Stocks (Cost $2,546)		2,677

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,532	1,532

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,565. Repurchase proceeds are $1,532.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.235% due 07/02/2009 - 11/19/2009 (c)(e)(g)	$574	$573

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.8%
	712,413	7,131

Total Short-Term Instruments (Cost $9,236)		9,236

Total Investments 98.8% (Cost $420,946)		$383,460

Written Options (i) (0.0%) (Premiums $210)		(116)

Other Assets and Liabilities (Net) 1.2%		4,774

Net Assets 100.0%		$388,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,370 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $16,402 at a weighted average interest rate of 0.651%. On June 30, 2009, securities valued at $34,394 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $955 and cash of $296 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	7	$0
90-Day Eurodollar December Futures	Long	12/2010	26	107
90-Day Eurodollar June Futures	Long	06/2010	26	103
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	242	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	63	(49)

				$47

(h)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	6.237%	$1,000	$(44)	$(95)	$51
American Express Co.	DUB	5.000%	06/20/2014	2.244%	5,000	603	485	118
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	400	(23)	(21)	(2)
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	7.108%	100	(8)	(8)	0
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	7.108%	250	(19)	(19)	0
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	1,150	(61)	(105)	44
El Paso Corp.	BCLY	5.000%	03/20/2014	6.928%	1,000	(67)	(87)	20
El Paso Corp.	CITI	5.000%	03/20/2014	6.928%	500	(34)	(37)	3
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	600	(44)	(46)	2
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	500	(37)	(38)	1
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	400	14	12	2
General Electric Capital Corp.	CITI	4.100%	12/20/2013	4.336%	900	(7)	0	(7)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	4.336%	1,100	(45)	0	(45)
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	800	28	23	5
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	5,200	182	(58)	240

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%	$550	$7	$(56)	$63
GMAC LLC	DUB	5.000%	03/20/2012	10.541%	200	(24)	(31)	7
GMAC LLC	MSC	6.560%	12/20/2012	10.076%	1,500	(134)	0	(134)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	5.501%	500	(31)	0	(31)
HCA, Inc.	BOA	5.000%	03/20/2014	6.455%	1,000	(45)	(150)	105
MetLife, Inc.	JPM	5.000%	06/20/2014	5.352%	5,000	(62)	(69)	7
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.266%	100	0	0	0
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	6.947%	600	(63)	0	(63)
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	300	(42)	(56)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	750	(77)	(82)	5
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	1,000	(48)	(86)	38
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	1,800	(125)	(144)	19
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	800	(82)	(112)	30
SLM Corp.	DUB	5.000%	06/20/2010	8.719%	600	(20)	(34)	14
SLM Corp.	DUB	5.000%	06/20/2012	8.228%	500	(38)	(65)	27
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	500	(51)	(56)	5
SLM Corp.	GSC	5.000%	06/20/2010	8.719%	1,200	(39)	(72)	33

						$(436)	$(1,007)	$571

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	$3,500	$(202)	$0	$(202)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	582	3	0	3
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	400	(107)	0	(107)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,070	15	0	15

					$(291)	$0	$(291)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(752)	$(76)	$(676)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(73)	(24)	(49)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(243)	(25)	(218)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	68	12	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	83	8	75
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	68	12	56

							$(849)	$(93)	$(756)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$ 98.625	09/14/2009	270	$46	$14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$1,200	$4	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	26	17
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,400	9	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	14,000	125	78

							$164	$102

Transactions in written call and put options for the period ended June 30, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	0	$124,500	EUR	0	$3,427
Sales	2,148	59,200		1,800	488
Closing Buys	(1,690)	(163,100)		(1,800)	(3,643)
Expirations	(188)	0		0	(62)
Exercised	0	0		0	0

Balance at 06/30/2009	270	$20,600	EUR	0	$210

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$459	$421	0.11%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,202	1,194	0.31%

				$1,661	$1,615	0.42%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$6,400	$6,650	$6,689

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,273	07/2009	BCLY	$0	$(12)	$(12)
Sell		5,690	07/2009	BCLY	0	0	0
Buy		3,949	07/2009	DUB	0	(34)	(34)
Sell		7,467	07/2009	DUB	2	0	2
Buy		2,612	07/2009	HSBC	0	(18)	(18)
Buy		5,323	07/2009	JPM	0	(46)	(46)
Buy		3,046	09/2009	BCLY	0	0	0
Buy		2,599	09/2009	DUB	0	0	0
Buy		2,642	03/2010	BCLY	0	(1)	(1)
Buy		4,829	03/2010	DUB	0	(4)	(4)
Sell	EUR	6,368	07/2009	BCLY	0	(48)	(48)
Sell	GBP	4,173	07/2009	BCLY	0	(107)	(107)
Sell		999	07/2009	CITI	0	(98)	(98)
Sell		58	07/2009	CSFB	0	(3)	(3)
Sell		203	07/2009	GSC	1	(4)	(3)
Buy		11,921	07/2009	MSC	0	(82)	(82)
Sell		6,717	07/2009	RBC	0	(82)	(82)
Buy		229	07/2009	RBS	18	0	18
Sell		11,921	08/2009	MSC	82	0	82
Buy		2,294	08/2009	RBS	2	0	2
Sell	SGD	304	07/2009	CITI	2	0	2
Buy		304	07/2009	HSBC	0	0	0

					$107	$(539)	$(432)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  High Yield Portfolio  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$298,727	$3,696	$302,423
Foreign Currency-Denominated Issues	0	22,850	303	23,153
Other Investments ++	9,807	48,077	0	57,884

Investments, at value	$9,807	$369,654	$3,999	$383,460

Short Sales, at value	$0	$(6,689)	$0	$(6,689)

Financial Derivative Instruments +++	$47	$(1,024)	$0	$(977)

Total	$9,854	$361,941	$3,999	$375,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$2,621	$88	$23	$17	$793	$154	$3,696
Foreign Currency-Denominated Issues	408	0	1	0	(106)	0	303

Investments, at value	$3,029	$88	$24	$17	$687	$154	$3,999

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$3,029	$88	$24	$17	$687	$154	$3,999

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$210	$0	$0	$0	$0	$210
Unrealized appreciation on foreign currency contracts	0	107	0	0	0	107
Unrealized appreciation on swap agreements	187	0	871	0	0	1,058

	$397	$107	$871	$0	$0	$1,375

Liabilities:
Written options outstanding	$116	$0	$0	$0	$0	$116
Variation margin payable ^^	163	0	0	0	0	163
Unrealized depreciation on foreign currency contracts	0	539	0	0	0	539
Unrealized depreciation on swap agreements	943	0	591	0	0	1,534

	$1,222	$539	$591	$0	$0	$2,352

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$16,472	$0	$0	$0	$0	$16,472
Net realized (loss) on futures contracts, written options and swaps	(18,711)	0	(3,421)	(31)	0	(22,163)
Net realized (loss) on foreign currency transactions	0	(2,132)	0	0	0	(2,132)

	$(2,239)	$(2,132)	$(3,421)	$(31)	$0	$(7,823)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(15,671)	$0	$0	$0	$0	$(15,671)
Net change in unrealized appreciation on futures contracts, written options and swaps	19,452	0	4,253	109	0	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,656	0	0	0	1,656

	$3,781	$1,656	$4,253	$109	$0	$9,799

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which

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Notes to Financial Statements (Cont.)

are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations. At the period ended June 30, 2009, the Portfolio had $30,415 in unfunded loan commitments outstanding.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

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Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it

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Notes to Financial Statements (Cont.)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign

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issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser

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(Unaudited) June 30, 2009

receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
High Yield Portfolio	$0	$120,917	$113,800	$0	$7,131	$17	$14

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$137,206	$126,273	$374,707	$301,144

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	136	$819	93	$648
Administrative Class	25,807	148,152	22,379	148,686
Advisor Class	573	3,213	556	3,579
Issued as reinvestment of distributions
Institutional Class	17	96	27	189
Administrative Class	2,494	14,524	4,487	31,033
Advisor Class	14	81	5	33
Cost of shares redeemed
Institutional Class	(87)	(523)	(73)	(522)
Administrative Class	(23,317)	(133,434)	(26,730)	(188,671)
Advisor Class	(704)	(4,168)	(283)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	4,933	$28,760	461	$(7,089)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	4	76	*
Advisor Class	3	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and

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(Unaudited) June 30, 2009

June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$10,329	$(47,815)	$(37,486)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.9%
Foreign Currency-Denominated Issues	6.0%
Bank Loan Obligations	4.3%
Mortgage-Backed Securities	3.6%
Short-Term Instruments	2.4%
Other	4.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (03/31/06)
PIMCO High Yield Portfolio Advisor Class	15.51%	-9.84%	-0.90%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	25.51%	-3.14%	1.87%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,155.10	$1,020.53
Expenses Paid During Period†	$4.60	$4.31

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the finance sector significantly detracted from performance as investment-grade finance credits significantly underperformed their lower-quality counterparts.

»	An underweight to real estate related bonds, which rallied materially along with real estate developers and real estate investment trusts, detracted from relative performance.

»	An underweight to the metals and mining sectors, which outperformed alongside a general rise in commodities, detracted from relative performance.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns.

»	An underweight to the packaging sector, which significantly underperformed across the upper-quality tiers of high yield, added to returns.

»	Tactical exposure to investment-grade bonds detracted from performance as lower-quality bonds outpaced higher-quality issues.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$5.66	$8.05	$8.34	$8.24
Net investment income (a)	0.25	0.53	0.55	0.42
Net realized/unrealized gain (loss) on investments	0.60	(2.34)	(0.27)	0.09
Total income (loss) from investment operations	0.85	(1.81)	0.28	0.51
Dividends from net investment income	(0.25)	(0.53)	(0.57)	(0.41)
Distributions from net realized capital gains	0.00	(0.02)	0.00	0.00
Tax basis return of capital	0.00	(0.03)	0.00	0.00
Total distributions	(0.25)	(0.58)	(0.57)	(0.41)
Net asset value end of year or period	$6.26	$5.66	$8.05	$8.34
Total return	15.51%	(23.59)%	3.40%	6.41%
Net assets end of year or period (000s)	$1,338	$1,872	$426	$66
Ratio of expenses to average net assets	0.86%*	0.85%	0.85%	0.86%*
Ratio of expenses to average net assets excluding interest expense	0.85%*	0.85%	0.85%	0.85%*
Ratio of net investment income to average net assets	8.53%*	7.60%	6.75%	6.80%*
Portfolio turnover rate	134%	313%	131%	81%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$374,797
Investments in Affiliates, at value	7,131
Repurchase agreements, at value	1,532
Deposits with counterparty	296
Foreign currency, at value	1,164
Receivable for investments sold	46,735
Receivable for Portfolio shares sold	409
Interest and dividends receivable	6,585
Dividends receivable from Affiliates	5
Swap premiums paid	595
Unrealized appreciation on foreign currency contracts	107
Unrealized appreciation on swap agreements	1,058
440,414

Liabilities:
Payable for reverse repurchase agreements	$29,929
Payable for investments purchased	6,476
Payable for investments in Affiliates purchased	5
Payable for Portfolio shares redeemed	3,464
Payable for short sales	6,689
Overdraft due to custodian	309
Written options outstanding	116
Deposits from counterparty	1,180
Accrued investment advisory fee	82
Accrued supervisory and administrative fee	115
Accrued distribution fee	1
Accrued servicing fee	39
Variation margin payable	123
Swap premiums received	1,695
Unrealized depreciation on foreign currency contracts	539
Unrealized depreciation on swap agreements	1,534
52,296

Net Assets	$388,118

Net Assets Consist of:
Paid in capital	$487,745
Undistributed (overdistributed) net investment income	(511)
Accumulated undistributed net realized (loss)	(60,802)
Net unrealized (depreciation)	(38,314)
$388,118

Net Assets:
Institutional Class	$2,616
Administrative Class	384,164
Advisor Class	1,338

Shares Issued and Outstanding:
Institutional Class	418
Administrative Class	61,324
Advisor Class	214

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$6.26
Administrative Class	6.26
Advisor Class	6.26

Cost of Investments Owned	$412,283
Cost of Investments in Affiliates Owned	$7,131
Cost of Repurchase Agreements Owned	$1,532
Cost of Foreign Currency Held	$1,163
Proceeds Received on Short Sales	$6,650
Premiums Received on Written Options	$210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$15,747
Dividends	256
Dividends from Affiliate investments	17
Miscellaneous income	1
Total Income	16,021

Expenses:
Investment advisory fees	418
Supervisory and administrative fees	586
Servicing fees – Administrative Class	248
Distribution and/or servicing fees – Advisor Class	2
Trustees’ fees	2
Interest expense	18
Total Expenses	1,274

Net Investment Income	14,747

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,782)
Net realized gain on Affiliate investments	14
Net realized (loss) on futures contracts, written options and swaps	(22,165)
Net realized (loss) on foreign currency transactions	(1,949)
Net change in unrealized appreciation on investments	52,373
Net change in unrealized appreciation on futures contracts, written options and swaps	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,632
Net Gain	36,937

Net Increase in Net Assets Resulting from Operations	$51,684

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,747	$29,052
Net realized (loss)	(40,896)	(16,108)
Net realized gain on Affiliate investments	14	0
Net change in unrealized appreciation (depreciation)	77,819	(107,156)
Net increase (decrease) resulting from operations	51,684	(94,212)

Distributions to Shareholders:
From net investment income
Institutional Class	(96)	(173)
Administrative Class	(14,766)	(28,321)
Advisor Class	(81)	(30)
From net realized capital gains
Institutional Class	0	(6)
Administrative Class	0	(1,001)
Advisor Class	0	(1)
Tax basis return of capital
Institutional Class	0	(10)
Administrative Class	0	(1,711)
Advisor Class	0	(2)

Total Distributions	(14,943)	(31,255)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	819	648
Administrative Class	148,152	148,686
Advisor Class	3,213	3,579
Issued as reinvestment of distributions
Institutional Class	96	189
Administrative Class	14,524	31,033
Advisor Class	81	33
Cost of shares redeemed
Institutional Class	(523)	(522)
Administrative Class	(133,434)	(188,671)
Advisor Class	(4,168)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	28,760	(7,089)

Total Increase (Decrease) in Net Assets	65,501	(132,556)

Net Assets:
Beginning of period	322,617	455,173
End of period*	$388,118	$322,617

*Including (overdistributed) net investment income of:	$(511)	$(315)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 4.3%

AES Corp.
8.849% due 03/31/2010	$583	$525

Cengage Learning, Inc.
2.820% due 07/05/2014	2,063	1,741

CSC Holdings, Inc.
9.750% due 08/01/2013	500	502

Daimler Finance North America LLC
4.320% due 08/03/2012	3,134	2,919

First Data Corp.
3.060% due 09/24/2014	54	41
3.065% due 09/24/2014	931	700

Ford Motor Co.
3.320% due 12/16/2013	2,284	1,661
4.140% due 12/16/2013	1,149	835

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	167	148

Ineos Group Holdings PLC
7.001% due 10/07/2012	659	492

Roundy's Supermarket, Inc.
3.060% due 10/27/2011	386	370
3.080% due 10/27/2011	487	467

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	23	16
3.821% due 10/10/2014	6,102	4,347
7.000% due 10/10/2014	107	76

Tribune Co.
5.000% due 06/04/2024 (a)	282	96
5.250% due 06/04/2024 (a)	1,358	416

Weather Investments II SARL
8.357% due 12/21/2011	647	649

Wrigley WM Jr. Co.
6.500% due 10/06/2014	488	490

Total Bank Loan Obligations (Cost $19,292)		16,491

CORPORATE BONDS & NOTES 77.9%

BANKING & FINANCE 19.9%

AES Ironwood LLC
8.857% due 11/30/2025	2,364	2,057

AES Red Oak LLC
8.540% due 11/30/2019	1,266	1,139
9.200% due 11/30/2029	100	85

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	238

American Express Bank FSB
0.438% due 05/29/2012	75	67

American Express Co.
7.000% due 03/19/2018	325	316

American Express Credit Corp.
1.708% due 05/27/2010 (f)	1,350	1,334

American International Group, Inc.
4.950% due 03/20/2012	925	629
5.375% due 10/18/2011	375	270
5.850% due 01/16/2018	1,200	636
8.175% due 05/15/2058	900	257
8.250% due 08/15/2018 (f)	5,525	3,256

Barclays Bank PLC
7.434% due 09/29/2049	1,100	738
10.179% due 06/12/2021	1,580	1,689

Caelus Re Ltd.
6.918% due 06/07/2011	250	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Bank USA N.A.
8.800% due 07/15/2019	$2,200	$2,251

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	1,025	871
5.600% due 11/02/2011	225	165

CIT Group, Inc.
0.759% due 03/12/2010	50	43
0.974% due 08/17/2009	1,875	1,822
1.306% due 11/03/2010	100	75
1.322% due 04/27/2011	125	89
1.352% due 07/28/2011	1,000	681
4.125% due 11/03/2009	350	332
4.750% due 12/15/2010	925	726
5.200% due 11/03/2010	750	593
5.400% due 03/07/2013	3,250	2,016
5.600% due 04/27/2011	350	263
5.800% due 07/28/2011	250	188

Citigroup Capital XXI
8.300% due 12/21/2077	1,675	1,308

Citigroup, Inc.
0.902% due 06/09/2016	550	392
5.000% due 09/15/2014	100	84

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,500	1,480

Ford Motor Credit Co. LLC
3.889% due 01/13/2012	200	155
5.700% due 01/15/2010	1,525	1,472
7.000% due 10/01/2013	1,525	1,228
7.375% due 10/28/2009	5,375	5,329
7.875% due 06/15/2010	500	475
8.000% due 06/01/2014	325	263
8.000% due 12/15/2016	3,425	2,622
12.000% due 05/15/2015	250	234

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	775	812

General Electric Capital Corp.
6.875% due 01/10/2039 (f)	900	812

GMAC LLC
6.625% due 05/15/2012	225	183
6.750% due 12/01/2014	100	77
8.000% due 11/01/2031	2,525	1,732

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (f)	1,800	1,603

HBOS PLC
6.750% due 05/21/2018	900	680

HCP, Inc.
5.650% due 12/15/2013	1,475	1,345
6.000% due 01/30/2017	500	424
6.300% due 09/15/2016	500	434
7.072% due 06/08/2015	125	114

International Lease Finance Corp.
0.881% due 05/24/2010	175	160
5.000% due 04/15/2010	250	229
5.625% due 09/15/2010	800	719
5.875% due 05/01/2013	300	228
6.625% due 11/15/2013 (f)	5,625	4,335

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	775	121
6.625% due 01/18/2012 (a)	125	19
6.750% due 12/28/2017 (a)	1,250	0
6.875% due 05/02/2018 (a)	500	82
7.500% due 05/11/2038 (a)	1,025	0

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (f)	2,250	2,086

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
11.000% due 12/29/2049	$3,150	$3,513

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	123
7.640% due 03/29/2049	2,200	892

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,100	1,556

SLM Corp.
1.252% due 07/26/2010	400	363
1.322% due 10/25/2011	1,350	1,094
5.000% due 10/01/2013	900	729
5.125% due 08/27/2012	325	278
5.375% due 05/15/2014	300	241
8.450% due 06/15/2018	1,625	1,392

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	400	389

Tenneco, Inc.
8.125% due 11/15/2015	250	199

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	398
7.500% due 07/18/2016	1,000	858

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	649

UBS AG
5.750% due 04/25/2018	850	775

UBS Preferred Funding Trust V
6.243% due 05/29/2049	550	325

Universal City Development Partners
11.750% due 04/01/2010	950	907

Universal City Florida Holding Co. I & II
5.778% due 05/01/2010	175	144
8.375% due 05/01/2010	1,225	1,004

Ventas Realty LP
6.500% due 06/01/2016	1,700	1,532
6.750% due 04/01/2017	420	379
7.125% due 06/01/2015	293	284

Wells Fargo Capital XIII
7.700% due 12/29/2049 (f)	2,250	1,869

Wells Fargo Capital XV
9.750% due 09/26/2044 (f)	1,800	1,743

		77,435

INDUSTRIALS 42.5%

Actuant Corp.
6.875% due 06/15/2017	300	274

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011 (f)	5,000	4,700

Allison Transmission, Inc.
11.000% due 11/01/2015	1,455	1,157

Altria Group, Inc.
9.250% due 08/06/2019	650	731

American Stores Co.
7.100% due 03/20/2028	50	39
8.000% due 06/01/2026	1,375	1,207

AmeriGas Partners LP
7.125% due 05/20/2016	1,305	1,201
7.250% due 05/20/2015	1,050	990

Apria Healthcare Group, Inc.
11.250% due 11/01/2014	625	606

ARAMARK Corp.
4.528% due 02/01/2015	1,225	1,001
8.500% due 02/01/2015	825	804

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ArvinMeritor, Inc.
8.125% due 09/15/2015	$1,940	$1,028
8.750% due 03/01/2012	1,550	988

Berry Plastics Corp.
5.881% due 02/15/2015	2,125	1,886

Biomet, Inc.
10.375% due 10/15/2017 (b)	4,865	4,731
11.625% due 10/15/2017	3,740	3,684

Boston Scientific Corp.
4.250% due 01/12/2011	375	365

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,250

CC Holdings GS V LLC
7.750% due 05/01/2017	750	735

Celestica, Inc.
7.875% due 07/01/2011	1,000	1,005

Chart Industries, Inc.
9.125% due 10/15/2015	425	397

Chesapeake Energy Corp.
6.625% due 01/15/2016	500	441
6.875% due 01/15/2016	100	89
7.000% due 08/15/2014	350	326
7.250% due 12/15/2018	350	306
7.500% due 06/15/2014	325	310
9.500% due 02/15/2015	3,100	3,139

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	825	827

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	3,025	2,980

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	850	784
7.750% due 05/15/2017	1,325	1,212

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	485	421
7.373% due 06/15/2017	211	149

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	950	190

Crown Americas LLC
7.625% due 05/15/2017	2,050	1,988

CSC Holdings, Inc.
6.750% due 04/15/2012	475	461
7.625% due 04/01/2011	1,650	1,642
7.625% due 07/15/2018	2,575	2,398
7.875% due 02/15/2018	1,800	1,694
8.500% due 04/15/2014	400	398
8.500% due 06/15/2015	725	716

DaVita, Inc.
6.625% due 03/15/2013	600	568

Dex Media West LLC
9.875% due 08/15/2013 (a)	2,070	321

DirecTV Holdings LLC
8.375% due 03/15/2013	1,400	1,410

DISH DBS Corp.
6.375% due 10/01/2011	900	875
6.625% due 10/01/2014	1,025	948
7.000% due 10/01/2013	175	167
7.125% due 02/01/2016	4,205	3,942
7.750% due 05/31/2015	690	661

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	$867	$874

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,650	1,448

El Paso Corp.
7.000% due 06/15/2017	475	435
7.250% due 06/01/2018	600	557
7.800% due 08/01/2031	1,150	943
8.050% due 10/15/2030	780	652

El Paso Natural Gas Co.
8.375% due 06/15/2032	1,575	1,720

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,950	3,990

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,194

First Data Corp.
9.875% due 09/24/2015	3,275	2,342

Ford Motor Co.
9.215% due 09/15/2021	200	117

Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015	400	375
8.250% due 04/01/2015	555	561
8.375% due 04/01/2017	1,780	1,796

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,275	650
9.125% due 12/15/2014 (b)	1,076	403

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,000	1,022

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,175
7.125% due 01/15/2017	375	351
7.250% due 06/01/2028	150	113
7.375% due 12/01/2025	4,520	3,526
8.000% due 01/15/2024	1,775	1,518
8.250% due 05/01/2016	2,025	1,974
8.875% due 05/15/2031	200	174

Goodyear Tire & Rubber Co.
5.010% due 12/01/2009	450	448
9.000% due 07/01/2015	625	622
10.500% due 05/15/2016	950	964

Harrah's Operating Co., Inc.
10.000% due 12/15/2018	1,792	1,039

HCA, Inc.
7.190% due 11/15/2015	180	139
8.500% due 04/15/2019	800	788
9.125% due 11/15/2014	925	918
9.250% due 11/15/2016	5,500	5,431
9.625% due 11/15/2016 (b)	3,400	3,374
9.875% due 02/15/2017	1,275	1,294

Host Hotels & Resorts LP
6.375% due 03/15/2015	225	196

Host Marriott LP
6.750% due 06/01/2016	300	262
7.000% due 08/15/2012	200	194

Intelsat Corp.
9.250% due 08/15/2014	700	681
9.250% due 06/15/2016	1,350	1,299

Intergen NV
9.000% due 06/30/2017	2,680	2,553

JC Penney Corp., Inc.
5.750% due 02/15/2018	450	396
6.875% due 10/15/2015	175	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 11/15/2023	$175	$155
7.950% due 04/01/2017	950	933

JET Equipment Trust
7.630% due 08/15/2012 (a)	152	61
10.000% due 06/15/2012 (a)	470	257

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	955

Kansas City Southern Railway
8.000% due 06/01/2015	200	187

Kerr-McGee Corp.
6.950% due 07/01/2024	1,175	1,093

Legrand France S.A.
8.500% due 02/15/2025	975	841

Lender Processing Services, Inc.
8.125% due 07/01/2016	275	271

MGM Mirage
10.375% due 05/15/2014	75	78
11.125% due 11/15/2017	150	160

Motorola, Inc.
6.000% due 11/15/2017	575	469
8.000% due 11/01/2011	375	378

Nalco Co.
7.750% due 11/15/2011	27	27
8.875% due 11/15/2013	1,300	1,332

New Albertson's, Inc.
7.450% due 08/01/2029	2,415	1,992

Newfield Exploration Co.
6.625% due 09/01/2014	100	93
7.125% due 05/15/2018	1,075	982

Norampac Industries, Inc.
6.750% due 06/01/2013	875	752

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	425	412

Nortel Networks Ltd.
6.963% due 07/15/2011 (a)	765	262
10.125% due 07/15/2013 (a)	795	274

Northwest Pipeline GP
7.125% due 12/01/2025	500	485

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,418

OPTI Canada, Inc.
7.875% due 12/15/2014	375	245
8.250% due 12/15/2014	1,380	918

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	96
7.375% due 05/15/2016	650	634
8.250% due 05/15/2013	150	152

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,415

Range Resources Corp.
7.500% due 10/01/2017	275	263

Reynolds American, Inc.
7.750% due 06/01/2018	375	362

RH Donnelley, Inc.
11.750% due 05/15/2015 (a)	1,450	674

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,441

Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013	600	504
7.000% due 06/15/2013	250	220
7.250% due 06/15/2016	250	199
7.250% due 03/15/2018	200	159

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2010	$150	$151
8.750% due 02/02/2011	25	24

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)	3,850	3,475

Sanmina-SCI Corp.
8.125% due 03/01/2016	310	227

SemGroup LP
8.750% due 11/15/2015 (a)	2,750	124

Sensata Technologies BV
8.000% due 05/01/2014	2,175	1,079

Service Corp. International
7.625% due 10/01/2018	175	163

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	97

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	360

Sonat, Inc.
7.000% due 02/01/2018	500	457
7.625% due 07/15/2011	1,450	1,428

Southern Natural Gas Co.
5.900% due 04/01/2017	175	170

Speedway Motorsports, Inc.
8.750% due 06/01/2016	225	229

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	925	794
7.875% due 05/01/2012	100	92

Suburban Propane Partners LP
6.875% due 12/15/2013	525	486

Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,001	3,801
10.625% due 05/15/2015	525	517

SUPERVALU, Inc.
8.000% due 05/01/2016	375	366

Teck Resources Ltd.
9.750% due 05/15/2014	1,325	1,373
10.250% due 05/15/2016	1,225	1,285
10.750% due 05/15/2019	3,375	3,634

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	100	105
8.375% due 06/15/2032	225	246

TransCanada Pipelines Ltd.
6.350% due 05/15/2067	1,525	1,061

TRW Automotive, Inc.
7.000% due 03/15/2014	1,350	979
7.250% due 03/15/2017	1,030	716

United Airlines, Inc.
6.201% due 03/29/2049	5	5
6.602% due 03/01/2015	11	11

United Rentals North America, Inc.
6.500% due 02/15/2012	2,060	2,008

Unitymedia GmbH
10.375% due 02/15/2015	750	765

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,725	811

Videotron Ltee
9.125% due 04/15/2018	200	204

West Corp.
9.500% due 10/15/2014	1,000	880

Willamette Industries, Inc.
6.450% due 08/19/2009	550	552

Williams Cos., Inc.
7.625% due 07/15/2019	225	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 06/15/2031	$200	$180
7.875% due 09/01/2021	575	568

Williams Partners LP
7.250% due 02/01/2017	425	388

Windstream Corp.
7.000% due 03/15/2019	300	262
8.625% due 08/01/2016	2,985	2,873

WMG Acquisition Corp.
9.500% due 06/15/2016	1,250	1,250

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,175	1,033

		164,914

UTILITIES 15.5%

AES Corp.
7.750% due 10/15/2015	1,505	1,407
8.000% due 06/01/2020	1,100	993
8.875% due 02/15/2011	500	510
9.750% due 04/15/2016	700	712

Berry Petroleum Co.
10.250% due 06/01/2014	1,025	1,040

CMS Energy Corp.
8.750% due 06/15/2019	300	305

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,695	2,716
11.250% due 11/01/2017 (b)	292	179

Frontier Communications Corp.
6.625% due 03/15/2015	1,000	885
7.000% due 11/01/2025	725	518
7.125% due 03/15/2019	1,125	965
7.450% due 07/01/2035	250	179
8.250% due 05/01/2014	550	522
9.000% due 08/15/2031	1,025	851

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	950	14
9.750% due 05/01/2013 (a)	750	11

Homer City Funding LLC
8.734% due 10/01/2026	719	643

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	25	25
5.700% due 01/05/2016	3,025	2,609

Knight, Inc.
5.150% due 03/01/2015	250	218
6.500% due 09/01/2012	1,125	1,105

Midwest Generation LLC
8.560% due 01/02/2016	3,339	3,272

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	840

NRG Energy, Inc.
7.250% due 02/01/2014	750	729
7.375% due 02/01/2016	4,790	4,545
7.375% due 01/15/2017	1,575	1,488

Penn Virginia Corp.
10.375% due 06/15/2016	1,075	1,099

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,550	2,588

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	425	427

Qwest Communications International, Inc.
7.250% due 02/15/2011	500	488
7.500% due 02/15/2014	897	823

Qwest Corp.
7.500% due 06/15/2023	1,400	1,120
7.875% due 09/01/2011	725	729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 05/01/2016	$1,250	$1,212
8.875% due 03/15/2012	4,325	4,379

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	318	306
9.681% due 07/02/2026	300	284

RRI Energy, Inc.
6.750% due 12/15/2014	2,103	2,037
7.875% due 06/15/2017	425	382

Sithe Independence Funding Corp.
9.000% due 12/30/2013	421	412

Sprint Capital Corp.
6.900% due 05/01/2019	5,380	4,479
7.625% due 01/30/2011	600	596
8.375% due 03/15/2012	325	322
8.750% due 03/15/2032	950	770

Sprint Nextel Corp.
1.001% due 06/28/2010	175	165
6.000% due 12/01/2016	3,230	2,657

Telesat Canada
11.000% due 11/01/2015	2,140	2,204
12.500% due 11/01/2017	400	396

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,016	1,746

Texas Competitive Electric Holdings Co. LLC
3.823% due 10/10/2014	53	38
10.250% due 11/01/2015	1,700	1,067
10.500% due 11/01/2016 (b)	1,030	479

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	600	598

Virgin Media Finance PLC
9.500% due 08/15/2016	1,000	990

		60,074

Total Corporate Bonds & Notes (Cost $332,552)		302,423

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	475	225

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	500	430

Chesapeake Energy Corp.
2.250% due 12/15/2038	3,355	2,076

Host Hotels & Resorts LP
2.625% due 04/15/2027	575	491

Mylan, Inc.
1.250% due 03/15/2012	700	610

National City Corp.
4.000% due 02/01/2011	1,025	1,012

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	335

Qwest Communications International, Inc.
3.500% due 11/15/2025	850	841

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	600	576

U.S. Bancorp
0.000% due 12/11/2035	100	95

Wright Medical Group, Inc.
2.625% due 12/01/2014	400	304

Total Convertible Bonds & Notes (Cost $8,445)		6,995

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$21

Total Municipal Bonds & Notes (Cost $36)		21

U.S. GOVERNMENT AGENCIES 2.1%

Fannie Mae
6.000% due 09/01/2038 (f)	1,126	1,179
6.000% due 10/01/2038 (f)(g)	5,582	5,842

Freddie Mac
0.702% due 03/09/2011 (e)	140	140
0.888% due 02/01/2011 (e)	188	188
0.926% due 05/04/2011 (e)	889	891

Total U.S. Government Agencies (Cost $8,210)		8,240

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	3	3

Total U.S. Treasury Obligations (Cost $3)		3

MORTGAGE-BACKED SECURITIES 3.5%

Adjustable Rate Mortgage Trust
4.281% due 10/25/2035	448	243

American Home Mortgage Assets
0.504% due 05/25/2046	161	59
0.504% due 09/25/2046	59	25
0.524% due 10/25/2046	148	48
2.040% due 02/25/2047	82	27
2.260% due 11/25/2046	723	332
6.250% due 06/25/2037	340	169

American Home Mortgage Investment Trust
5.660% due 09/25/2045	47	28

Banc of America Alternative Loan Trust
0.714% due 05/25/2035	219	140

Bear Stearns Adjustable Rate Mortgage Trust
5.457% due 05/25/2047	167	97

Bear Stearns Alt-A Trust
4.493% due 01/25/2035	16	8

Chase Mortgage Finance Corp.
5.426% due 03/25/2037	69	43

Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034	25	22
5.672% due 07/25/2046	62	33
5.994% due 09/25/2037	254	138

Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/2046	2,500	2,123

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	308	116
0.504% due 09/25/2046	84	32
0.510% due 12/20/2046	373	150
0.525% due 03/20/2046	165	68
0.525% due 07/20/2046	133	51
0.545% due 05/20/2046	243	93
0.644% due 11/20/2035	52	24
0.684% due 02/25/2037	707	181
2.340% due 12/25/2035	329	149
5.648% due 10/25/2035	117	49
5.886% due 02/25/2037	150	88
6.000% due 11/25/2036	72	40
6.000% due 01/25/2037	227	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035	$507	$226
5.752% due 05/20/2036	931	472

Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 03/19/2045	45	20

First Horizon Alternative Mortgage Securities
6.000% due 05/25/2036	364	276

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	1,400	1,146

GSR Mortgage Loan Trust
5.056% due 04/25/2035	18	11
5.176% due 01/25/2036	68	46

Harborview Mortgage Loan Trust
0.493% due 07/19/2046	138	57
0.513% due 09/19/2046	60	26
0.553% due 03/19/2036	1,181	499
2.190% due 12/19/2036	62	22
5.750% due 08/19/2036	122	55

Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047	86	33
6.000% due 07/25/2037	1,400	526

Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046	128	50
0.514% due 06/25/2047	59	25
5.222% due 08/25/2035	262	168
5.302% due 09/25/2035	181	112
5.537% due 11/25/2035	435	262

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	55	48

JPMorgan Mortgage Trust
6.000% due 08/25/2037	428	302

Luminent Mortgage Trust
0.484% due 12/25/2036	79	31
0.494% due 12/25/2036	63	23

MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046	44	18

Merrill Lynch Mortgage Investors, Inc.
7.560% due 11/15/2031	33	33

Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037	74	40

Morgan Stanley Capital I
5.332% due 12/15/2043	500	375

Residential Accredit Loans, Inc.
0.474% due 01/25/2037	2,876	1,160
0.644% due 03/25/2037	445	156
6.321% due 02/25/2036	865	468

Residential Asset Securitization Trust
6.000% due 05/25/2037	367	231

Structured Asset Mortgage Investments, Inc.
0.494% due 09/25/2047	87	43
0.504% due 07/25/2046	152	63
0.534% due 05/25/2046	63	25
0.534% due 09/25/2047	1,000	190
0.624% due 09/25/2045	138	63

Suntrust Alternative Loan Trust
0.664% due 04/25/2036	247	82

WaMu Mortgage Pass-Through Certificates
2.100% due 04/25/2047	77	32
2.139% due 02/25/2047	143	58
2.139% due 03/25/2047	152	62
2.160% due 12/25/2046	69	23
5.293% due 01/25/2037	69	40
5.394% due 02/25/2037	157	93
5.575% due 12/25/2036	991	639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.581% due 12/25/2036		$80	$49
5.632% due 05/25/2037		80	52
5.687% due 02/25/2037		75	42
5.752% due 10/25/2036		569	336
5.833% due 02/25/2037		74	46
5.928% due 09/25/2036		60	39

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		61	26

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		72	49

Total Mortgage-Backed Securities (Cost $14,608)			13,669

ASSET-BACKED SECURITIES 0.1%

Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/2037		196	94

GSAMP Trust
0.464% due 08/25/2036		100	23

Lehman XS Trust
0.564% due 08/25/2046		601	58

MASTR Asset-Backed Securities Trust
0.524% due 11/25/2036		100	26

Mid-State Trust
7.791% due 03/15/2038		30	21

Morgan Stanley ABS Capital I
0.454% due 05/25/2037		100	26

Structured Asset Securities Corp.
0.464% due 05/25/2037		245	136
0.614% due 06/25/2035		486	168

Total Asset-Backed Securities (Cost $901)			552

FOREIGN CURRENCY-DENOMINATED ISSUES 6.0%

American International Group, Inc.
5.950% due 10/04/2010	GBP	1,000	1,101
8.625% due 05/22/2038		1,000	395

BAC Capital Trust VII
5.250% due 08/10/2035		200	179

Barclays Bank PLC
14.000% due 11/29/2049		5,000	9,439

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	92

Bombardier, Inc.
7.250% due 11/15/2016		400	483

Chesapeake Energy Corp.
6.250% due 01/15/2017		625	776

CIT Group, Inc.
4.250% due 09/22/2011		200	196

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,500	2,159

CL Capital Trust I
7.047% due 04/29/2049	EUR	150	148

Fresenius Finance BV
5.500% due 01/31/2016		100	130

Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	441

Lighthouse International Co. S.A.
8.000% due 04/30/2014		945	630

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	2,073

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	$223

Royal Bank of Scotland Group PLC
6.334% due 04/06/2011	GBP	469	303

Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	556

Societe Generale
6.999% due 12/29/2049		150	144

UBS AG
7.152% due 12/29/2049		600	528

UPC Broadband Holding BV
4.516% due 12/31/2016		547	674
4.943% due 12/31/2017		395	488

UPC Holding BV
7.750% due 01/15/2014		600	758

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		900	1,237

Total Foreign Currency-Denominated Issues
(Cost $25,117)			23,153

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.7%

American International Group, Inc.
8.500% due 08/01/2011	17,300	$165

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,512

Total Convertible Preferred Stocks (Cost $2,546)		2,677

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,532	1,532

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,565. Repurchase proceeds are $1,532.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.235% due 07/02/2009 - 11/19/2009 (c)(e)(g)	$574	$573

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.8%
	712,413	7,131

Total Short-Term Instruments (Cost $9,236)		9,236

Total Investments 98.8% (Cost $420,946)		$383,460

Written Options (i) (0.0%) (Premiums $210)		(116)

Other Assets and Liabilities (Net) 1.2%		4,774

Net Assets 100.0%		$388,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,370 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $16,402 at a weighted average interest rate of 0.651%. On June 30, 2009, securities valued at $34,394 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $955 and cash of $296 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	7	$0
90-Day Eurodollar December Futures	Long	12/2010	26	107
90-Day Eurodollar June Futures	Long	06/2010	26	103
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	242	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	63	(49)

				$47

(h)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	6.237%	$1,000	$(44)	$(95)	$51
American Express Co.	DUB	5.000%	06/20/2014	2.244%	5,000	603	485	118
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	400	(23)	(21)	(2)
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	7.108%	100	(8)	(8)	0
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	7.108%	250	(19)	(19)	0
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	1,150	(61)	(105)	44
El Paso Corp.	BCLY	5.000%	03/20/2014	6.928%	1,000	(67)	(87)	20
El Paso Corp.	CITI	5.000%	03/20/2014	6.928%	500	(34)	(37)	3
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	600	(44)	(46)	2
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	500	(37)	(38)	1
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	400	14	12	2
General Electric Capital Corp.	CITI	4.100%	12/20/2013	4.336%	900	(7)	0	(7)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	4.336%	1,100	(45)	0	(45)
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	800	28	23	5
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	5,200	182	(58)	240

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%	$550	$7	$(56)	$63
GMAC LLC	DUB	5.000%	03/20/2012	10.541%	200	(24)	(31)	7
GMAC LLC	MSC	6.560%	12/20/2012	10.076%	1,500	(134)	0	(134)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	5.501%	500	(31)	0	(31)
HCA, Inc.	BOA	5.000%	03/20/2014	6.455%	1,000	(45)	(150)	105
MetLife, Inc.	JPM	5.000%	06/20/2014	5.352%	5,000	(62)	(69)	7
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.266%	100	0	0	0
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	6.947%	600	(63)	0	(63)
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	300	(42)	(56)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	750	(77)	(82)	5
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	1,000	(48)	(86)	38
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	1,800	(125)	(144)	19
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	800	(82)	(112)	30
SLM Corp.	DUB	5.000%	06/20/2010	8.719%	600	(20)	(34)	14
SLM Corp.	DUB	5.000%	06/20/2012	8.228%	500	(38)	(65)	27
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	500	(51)	(56)	5
SLM Corp.	GSC	5.000%	06/20/2010	8.719%	1,200	(39)	(72)	33

						$(436)	$(1,007)	$571

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	$3,500	$(202)	$0	$(202)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	582	3	0	3
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	400	(107)	0	(107)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,070	15	0	15

					$(291)	$0	$(291)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(752)	$(76)	$(676)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(73)	(24)	(49)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(243)	(25)	(218)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	68	12	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	83	8	75
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	68	12	56

							$(849)	$(93)	$(756)

(i)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$ 98.625	09/14/2009	270	$46	$14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$1,200	$4	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	26	17
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,400	9	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	14,000	125	78

							$164	$102

Transactions in written call and put options for the period ended June 30, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	0	$124,500	EUR	0	$3,427
Sales	2,148	59,200		1,800	488
Closing Buys	(1,690)	(163,100)		(1,800)	(3,643)
Expirations	(188)	0		0	(62)
Exercised	0	0		0	0

Balance at 06/30/2009	270	$20,600	EUR	0	$210

(j)	Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$459	$421	0.11%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,202	1,194	0.31%

				$1,661	$1,615	0.42%

(k)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$6,400	$6,650	$6,689

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,273	07/2009	BCLY	$0	$(12)	$(12)
Sell		5,690	07/2009	BCLY	0	0	0
Buy		3,949	07/2009	DUB	0	(34)	(34)
Sell		7,467	07/2009	DUB	2	0	2
Buy		2,612	07/2009	HSBC	0	(18)	(18)
Buy		5,323	07/2009	JPM	0	(46)	(46)
Buy		3,046	09/2009	BCLY	0	0	0
Buy		2,599	09/2009	DUB	0	0	0
Buy		2,642	03/2010	BCLY	0	(1)	(1)
Buy		4,829	03/2010	DUB	0	(4)	(4)
Sell	EUR	6,368	07/2009	BCLY	0	(48)	(48)
Sell	GBP	4,173	07/2009	BCLY	0	(107)	(107)
Sell		999	07/2009	CITI	0	(98)	(98)
Sell		58	07/2009	CSFB	0	(3)	(3)
Sell		203	07/2009	GSC	1	(4)	(3)
Buy		11,921	07/2009	MSC	0	(82)	(82)
Sell		6,717	07/2009	RBC	0	(82)	(82)
Buy		229	07/2009	RBS	18	0	18
Sell		11,921	08/2009	MSC	82	0	82
Buy		2,294	08/2009	RBS	2	0	2
Sell	SGD	304	07/2009	CITI	2	0	2
Buy		304	07/2009	HSBC	0	0	0

					$107	$(539)	$(432)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  High Yield Portfolio  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$298,727	$3,696	$302,423
Foreign Currency-Denominated Issues	0	22,850	303	23,153
Other Investments ++	9,807	48,077	0	57,884

Investments, at value	$9,807	$369,654	$3,999	$383,460

Short Sales, at value	$0	$(6,689)	$0	$(6,689)

Financial Derivative Instruments +++	$47	$(1,024)	$0	$(977)

Total	$9,854	$361,941	$3,999	$375,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$2,621	$88	$23	$17	$793	$154	$3,696
Foreign Currency-Denominated Issues	408	0	1	0	(106)	0	303

Investments, at value	$3,029	$88	$24	$17	$687	$154	$3,999

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$3,029	$88	$24	$17	$687	$154	$3,999

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$210	$0	$0	$0	$0	$210
Unrealized appreciation on foreign currency contracts	0	107	0	0	0	107
Unrealized appreciation on swap agreements	187	0	871	0	0	1,058

	$397	$107	$871	$0	$0	$1,375

Liabilities:
Written options outstanding	$116	$0	$0	$0	$0	$116
Variation margin payable ^^	163	0	0	0	0	163
Unrealized depreciation on foreign currency contracts	0	539	0	0	0	539
Unrealized depreciation on swap agreements	943	0	591	0	0	1,534

	$1,222	$539	$591	$0	$0	$2,352

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$16,472	$0	$0	$0	$0	$16,472
Net realized (loss) on futures contracts, written options and swaps	(18,711)	0	(3,421)	(31)	0	(22,163)
Net realized (loss) on foreign currency transactions	0	(2,132)	0	0	0	(2,132)

	$(2,239)	$(2,132)	$(3,421)	$(31)	$0	$(7,823)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(15,671)	$0	$0	$0	$0	$(15,671)
Net change in unrealized appreciation on futures contracts, written options and swaps	19,452	0	4,253	109	0	23,814
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,656	0	0	0	1,656

	$3,781	$1,656	$4,253	$109	$0	$9,799

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event

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that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which

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are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations. At the period ended June 30, 2009, the Portfolio had $30,415 in unfunded loan commitments outstanding.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

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Restricted securities outstanding at the period ended June 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it

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may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign

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issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign

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Notes to Financial Statements (Cont.)

governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser

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(Unaudited) June 30, 2009

receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
High Yield Portfolio	$0	$120,917	$113,800	$0	$7,131	$17	$14

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax

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Notes to Financial Statements (Cont.)

effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$137,206	$126,273	$374,707	$301,144

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	136	$819	93	$648
Administrative Class	25,807	148,152	22,379	148,686
Advisor Class	573	3,213	556	3,579
Issued as reinvestment of distributions
Institutional Class	17	96	27	189
Administrative Class	2,494	14,524	4,487	31,033
Advisor Class	14	81	5	33
Cost of shares redeemed
Institutional Class	(87)	(523)	(73)	(522)
Administrative Class	(23,317)	(133,434)	(26,730)	(188,671)
Advisor Class	(704)	(4,168)	(283)	(2,064)
Net increase (decrease) resulting from Portfolio share transactions	4,933	$28,760	461	$(7,089)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	4	76	*
Advisor Class	3	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and

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June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$10,329	$(47,815)	$(37,486)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees and supervisory and administrative fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	42.8%
U.S. Government Agencies	36.7%
Mortgage-Backed Securities	7.0%
Corporate Bonds & Notes	6.3%
Short-Term Instruments	1.4%
Other	5.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Since Inception (04/30/99)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	-6.30%	7.73%	6.61%	7.76%	7.38%
Barclays Capital Long-Term Treasury Index±	-12.00%	7.36%	7.00%	7.46%	7.05%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.635% for Administrative Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$937.01	$1,021.67
Expenses Paid During Period†	$3.03	$3.16

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.625%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

»	An above-benchmark duration was a significant detractor from performance as U.S. Treasury yields rose across all maturities over the period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve benefited relative performance as the two- to 30-year yield spread steepened.

»	An allocation to long-term Agency mortgage-backed securities contributed to relative performance as they outperformed like-duration U.S. Treasuries.

»

Compared to the Barclays Capital Long-Term Treasury Index, a modest out-of-benchmark allocation to long-term U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as long-term U.S. TIPS outperformed like-duration U.S. Treasuries for the period.

»	An allocation to corporate bonds benefited performance as they significantly outperformed long-term U.S. Treasuries during the entire first half of the year.

»	An allocation to mortgage-backed securities benefited performance as they outperformed long-term U.S. Treasuries during the entire first half of the year.

4	PIMCO Variable Insurance Trust

Financial Highlights  Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005		12/31/2004

Administrative Class
Net asset value beginning of year or period	$12.23	$10.94	$10.43	$11.00	$11.19		$11.01
Net investment income (a)	0.21	0.41	0.48	0.46	0.40		0.33
Net realized/unrealized gain (loss) on investments	(0.98)	1.42	0.50	(0.34)	0.12		0.49
Total income (loss) from investment operations	(0.77)	1.83	0.98	0.12	0.52		0.82
Dividends from net investment income	(0.21)	(0.41)	(0.47)	(0.46)	(0.40)		(0.34)
Distributions from net realized capital gains	0.00	(0.13)	0.00	(0.23)	(0.31)		(0.30)
Total distributions	(0.21)	(0.54)	(0.47)	(0.69)	(0.71)		(0.64)
Net asset value end of year or period	$11.25	$12.23	$10.94	$10.43	$11.00		$11.19
Total return	(6.30)%	17.29%	9.75%	1.15%	4.75%		7.57%
Net assets end of year or period (000s)	$119,412	$141,575	$125,434	$100,762	$89,426		$92,122
Ratio of expenses to average net assets	0.625%*	0.635%	0.625%	0.625%	0.65	%(b)	0.66%
Ratio of expenses to average net assets excluding interest expense	0.625%*	0.625%	0.625%	0.625%	0.65	%(b)	0.62%
Ratio of net investment income to average net assets	3.66%*	3.73%	4.58%	4.34%	3.52%		2.93%
Portfolio turnover rate	271%	338%	188%	785%	533%		237%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$149,136
Investments in Affiliates, at value	1,202
Repurchase agreements, at value	854
Deposits with counterparty	153
Receivable for investments sold	831
Receivable for Portfolio shares sold	18
Interest and dividends receivable	851
Swap premiums paid	321
Unrealized appreciation on swap agreements	250
153,616

Liabilities:
Payable for investments purchased on a delayed-delivery basis	$31,602
Payable for Portfolio shares redeemed	93
Payable for short sales	506
Deposits from counterparty	550
Accrued investment advisory fee	22
Accrued supervisory and administrative fee	24
Accrued servicing fee	13
Variation margin payable	9
Swap premiums received	86
Unrealized depreciation on swap agreements	19
Other liabilities	11
32,935

Net Assets	$120,681

Net Assets Consist of:
Paid in capital	$115,422
(Overdistributed) net investment income	(22)
Accumulated undistributed net realized gain	5,933
Net unrealized (depreciation)	(652)
$120,681

Net Assets:
Institutional Class	$1,269
Administrative Class	119,412

Shares Issued and Outstanding:
Institutional Class	113
Administrative Class	10,614

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.25
Administrative Class	11.25

Cost of Investments Owned	$150,636
Cost of Investments in Affiliates Owned	$1,202
Cost of Repurchase Agreements Owned	$854
Proceeds Received on Short Sales	$498
Premiums Received on Written Options	$3

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$2,710
Dividends from Affiliate investments	1
Total Income	2,711

Expenses:
Investment advisory fees	141
Supervisory and administrative fees	157
Servicing fees – Administrative Class	93
Trustees’ fees	1
Interest expense	7
Total Expenses	399

Net Investment Income	2,312

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3,918)
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,151
Net change in unrealized (depreciation) on investments	(6,253)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,097)
Net (Loss)	(11,116)

Net (Decrease) in Net Assets Resulting from Operations	$(8,804)

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,312	$5,353
Net realized gain (loss)	(2,767)	11,963
Net realized gain on Affiliate investments	1	0
Net change in unrealized appreciation (depreciation)	(8,350)	3,223
Net increase (decrease) resulting from operations	(8,804)	20,539

Distributions to Shareholders:
From net investment income
Institutional Class	(22)	(43)
Administrative Class	(2,312)	(5,284)
From net realized capital gains
Institutional Class	0	(12)
Administrative Class	0	(1,488)

Total Distributions	(2,334)	(6,827)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	396	1,513
Administrative Class	8,490	54,629
Issued as reinvestment of distributions
Institutional Class	22	55
Administrative Class	2,312	6,772
Cost of shares redeemed
Institutional Class	(193)	(1,460)
Administrative Class	(21,916)	(58,859)
Net increase (decrease) resulting from Portfolio share transactions	(10,889)	2,650

Total Increase (Decrease) in Net Assets	(22,027)	16,362

Net Assets:
Beginning of period	142,708	126,346
End of period*	$120,681	$142,708

*Including (overdistributed) net investment income of:	$(22)	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 6.8%

American International Group, Inc.
8.250% due 08/15/2018	$200	$118

Bank of America N.A.
1.162% due 06/23/2010	1,500	1,493

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	1,100	1,087

CIT Group, Inc.
0.974% due 08/17/2009	300	291

Citigroup Funding, Inc.
2.036% due 05/07/2010	700	686

Credit Suisse USA, Inc.
0.395% due 11/20/2009	300	300
0.865% due 11/20/2009	400	400

Goldman Sachs Group, Inc.
1.187% due 02/06/2012	700	669

JPMorgan Chase Capital XX
6.550% due 09/15/2066	200	159

Morgan Stanley
3.006% due 05/14/2010	700	698

U.S. Trade Funding Corp.
4.260% due 11/15/2014	485	517

Wachovia Bank N.A.
1.806% due 05/14/2010	700	700

Wachovia Corp.
0.718% due 12/01/2009	700	699

Wells Fargo & Co.
0.672% due 03/23/2010	400	399

		8,216

INDUSTRIALS 1.1%

United Technologies Corp.
6.125% due 07/15/2038	700	761

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	431

Walt Disney Co.
0.750% due 09/10/2009	100	100

		1,292

Total Corporate Bonds & Notes (Cost $9,576)		9,508

MUNICIPAL BONDS & NOTES 1.7%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	302

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	151

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	500	488

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	300	285

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	601

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	$200	$194

Total Municipal Bonds & Notes (Cost $2,045)		2,047

U.S. GOVERNMENT AGENCIES 46.1%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	3,300	1,629
0.374% due 07/25/2037	157	139
0.794% due 08/25/2021	13	13
0.944% due 08/25/2022	7	7
1.214% due 04/25/2032	21	21
1.244% due 04/25/2021	8	8
4.250% due 05/25/2037	55	51
4.500% due 08/25/2018 - 09/01/2035	633	639
4.775% due 01/01/2033	17	18
5.000% due 11/01/2019 - 08/25/2033	632	646
5.375% due 02/25/2022 - 04/11/2022	1,350	1,386
5.500% due 09/25/2024 - 11/01/2038	862	889
5.800% due 02/09/2026	500	518
5.820% due 04/01/2026	918	963
6.000% due 01/25/2036	533	578
6.080% due 09/01/2028	64	73
6.500% due 07/25/2031	672	719

Farmer Mac
7.320% due 07/25/2011	105	103

Federal Farm Credit Bank
5.050% due 03/28/2019	400	414
5.150% due 03/25/2020	250	258
5.160% due 03/14/2022	2,400	2,467

Federal Home Loan Bank
5.000% due 12/21/2015	10,500	11,367
5.250% due 09/12/2014	1,400	1,553
5.500% due 07/15/2036	200	204
6.000% due 02/12/2021	50	57
6.125% due 06/08/2018	80	92

Federal Housing Administration
6.896% due 07/01/2020	305	301

Financing Corp.
0.000% due 09/26/2019	1,500	910
10.700% due 10/06/2017	650	937

Freddie Mac
0.549% due 02/15/2019	537	527
0.719% due 01/15/2033	65	65
1.075% due 02/15/2027	13	13
1.375% due 02/15/2021	16	16
2.638% due 10/25/2044	92	91
4.000% due 06/15/2032	306	246
4.500% due 05/15/2025	1,000	996
5.400% due 03/17/2021	1,000	1,075
5.500% due 11/15/2023 - 06/15/2034	1,706	1,772
5.625% due 11/23/2035	600	616
6.000% due 05/15/2036	1,924	1,993
7.000% due 07/15/2023 - 12/01/2031	45	49
8.250% due 06/01/2016	350	408

Ginnie Mae
4.625% due 08/20/2030	10	10
5.500% due 01/20/2036	603	622
6.000% due 08/20/2033	1,418	1,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Overseas Private Investment Corp.
4.736% due 03/15/2022	$365	$356

Private Export Funding Corp.
5.000% due 12/15/2016	500	545

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	16,200	8,857

Resolution Funding Corp.
0.000% due 04/15/2028	1,700	669

Small Business Administration
5.240% due 08/01/2023	595	618
5.290% due 12/01/2027	533	558

Tennessee Valley Authority
4.500% due 04/01/2018	700	715
4.875% due 01/15/2048	800	739
5.375% due 04/01/2056	1,000	980
5.500% due 07/18/2017 - 06/15/2038	4,300	4,546

Total U.S. Government Agencies (Cost $53,564)		55,560

U.S. TREASURY OBLIGATIONS 53.6%

Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015	447	444
2.000% due 01/15/2026	430	420
2.375% due 01/15/2025	3,282	3,371
2.375% due 01/15/2027	529	547

U.S. Treasury Bonds
5.250% due 11/15/2028	300	337
5.375% due 02/15/2031	3,700	4,243
5.500% due 08/15/2028	400	462
6.125% due 11/15/2027	500	616
6.500% due 11/15/2026	900	1,144
7.125% due 02/15/2023	300	392
7.250% due 08/15/2022	800	1,051
8.000% due 11/15/2021	8,900	12,281
8.125% due 05/15/2021	900	1,246
8.125% due 08/15/2021	2,300	3,192

U.S. Treasury Notes
0.875% due 05/31/2011	55	55

U.S. Treasury Strips
0.000% due 11/15/2019	2,000	1,315
0.000% due 05/15/2020	4,100	2,587
0.000% due 08/15/2020	4,400	2,741
0.000% due 05/15/2021	1,800	1,073
0.000% due 11/15/2021	24,110	13,998
0.000% due 08/15/2022	4,200	2,350
0.000% due 02/15/2026	2,000	951
0.000% due 08/15/2026	1,400	638
0.000% due 11/15/2026	7,700	3,474
0.000% due 11/15/2027	6,800	2,974
0.000% due 02/15/2028	4,900	2,100
0.000% due 11/15/2028	200	84
0.000% due 02/15/2033	1,700	586

Total U.S. Treasury Obligations (Cost $64,331)		64,672

MORTGAGE-BACKED SECURITIES 8.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	305

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	634

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	407	352
4.740% due 10/25/2035	677	471
5.021% due 04/25/2033	294	264

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 02/25/2034	$61	$40
5.287% due 04/25/2033	76	76
5.409% due 01/25/2034	41	33

Countrywide Alternative Loan Trust
0.524% due 05/25/2035	127	57
5.500% due 10/25/2033	1,371	1,098

Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035	231	96
0.654% due 06/25/2035	1,985	1,442

CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033	62	55
4.792% due 11/25/2032	12	9

First Horizon Asset Securities, Inc.
4.742% due 12/25/2033	71	59

First Republic Mortgage Loan Trust
0.669% due 11/15/2031	165	132

GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	72	39

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	152	131
5.560% due 11/10/2039	3,000	2,455

Harborview Mortgage Loan Trust
0.458% due 04/19/2038	132	53
0.533% due 05/19/2035	96	43
5.234% due 07/19/2035	148	90

Impac CMB Trust
5.749% due 09/25/2034	489	365

JPMorgan Chase Commercial Mortgage Securities Corp.
5.935% due 02/12/2049	600	455

MASTR Asset Securitization Trust
5.500% due 09/25/2033	321	306

Residential Accredit Loans, Inc.
0.714% due 01/25/2033	24	22
0.714% due 03/25/2033	63	55
6.000% due 06/25/2036	225	119

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	39	39

Sequoia Mortgage Trust
0.665% due 07/20/2033	202	162

Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	295	116

Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	223	208
0.733% due 10/19/2033	60	46
0.973% due 09/19/2032	212	158

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	66	48
5.572% due 10/15/2048	300	232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	$91	$47
2.340% due 08/25/2046	601	215
2.740% due 08/25/2042	7	5
3.127% due 10/25/2046	166	74

Washington Mutual MSC Mortgage Pass-Through Certificates
4.541% due 05/25/2033	15	10
4.773% due 02/25/2031	13	10
5.185% due 02/25/2033	5	4
5.380% due 02/25/2033	7	6

Total Mortgage-Backed Securities (Cost $14,194)		10,636

ASSET-BACKED SECURITIES 3.5%

Argent Securities, Inc.
0.364% due 10/25/2036	6	6

Bear Stearns Asset-Backed Securities Trust
0.814% due 11/25/2042	163	122

Chase Issuance Trust
0.969% due 11/15/2011	700	701
2.129% due 09/15/2015	800	800

Credit-Based Asset Servicing & Securitization LLC
0.404% due 12/25/2037	44	42

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 03/25/2037	70	65

Ford Credit Auto Owner Trust
1.219% due 01/15/2011	421	421

Fremont Home Loan Trust
0.364% due 10/25/2036	179	112

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	108	65

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	45	43

LA Arena Funding LLC
7.656% due 12/15/2026	79	74

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	92	86

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	18	18

Renaissance Home Equity Loan Trust
0.754% due 08/25/2033	10	5
0.814% due 12/25/2033	56	27

SLM Student Loan Trust
1.082% due 10/27/2014	22	22
1.092% due 04/25/2017	166	165
1.202% due 04/25/2017	66	65
2.592% due 04/25/2023	1,375	1,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance
0.994% due 01/25/2034	$12	$4

Structured Asset Securities Corp.
0.604% due 01/25/2033	21	15
Wells Fargo Home Equity Trust
0.364% due 01/25/2037	9	9

Total Asset-Backed Securities (Cost $4,468)		4,271

SOVEREIGN ISSUES 1.9%

Israel Government AID Bond
0.000% due 05/15/2021	700	386
0.000% due 02/15/2023	300	149
0.000% due 05/15/2023	2,300	1,129
5.500% due 09/18/2023	600	643

Total Sovereign Issues (Cost $2,421)		2,307

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.020% due 07/01/2009	100	100
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $105. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	754	754
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $770. Repurchase proceeds are $754.)

		854

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.0%
	120,075	1,202

Total Short-Term Instruments (Cost $2,056)		2,056

PURCHASED OPTIONS (f) 0.1%
(Cost $37)		135

Total Investments 125.3% (Cost $152,692)		$151,192

Written Options (g) (0.0%) (Premiums $3)		0

Other Assets and Liabilities (Net) (25.3%)		(30,511)

Net Assets 100.0%		$120,681

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $15,301 at a weighted average interest rate of 0.185%. On June 30, 2009, there were no open reverse repurchase agreements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(d)	Cash of $153 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	19	$148
90-Day Eurodollar December Futures	Long	12/2010	4	(2)
90-Day Eurodollar June Futures	Long	06/2010	23	139
90-Day Eurodollar March Futures	Long	03/2010	37	154
90-Day Eurodollar September Futures	Long	09/2009	19	145
90-Day Eurodollar September Futures	Long	09/2010	4	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	9	49

				$633

(e)	Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$154	$130	$24
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	92	78	14
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	35	(10)	45
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	84	(7)	91
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	32	44	(12)
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	3,500	62	69	(7)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	100	0	(2)	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	3,600	7	(67)	74

						$466	$235	$231

(f)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$18
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	18
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	25
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	52

							$37	$135

(g)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	9	$3	$0

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$2,400	$74
Sales	9	0	3
Closing Buys	0	(2,400)	(74)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2009	9	$0	$3

(h)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2039	$300	$293	$299
Fannie Mae	5.500%	07/01/2039	200	205	207

				$498	$506

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$9,508	$0	$9,508
U.S. Government Agencies	0	54,800	760	55,560
U.S. Treasury Obligations	0	64,672	0	64,672
Mortgage-Backed Securities	0	10,636	0	10,636
Other Investments ++	1,202	9,614	0	10,816

Investments, at value	$1,202	$149,230	$760	$151,192

Short Sales, at value	$0	$(506)	$0	$(506)

Financial Derivative Instruments +++	$633	$231	$0	$864

Total	$1,835	$148,955	$760	$151,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$824	$(57)	$0	$0	$(7)	$0	$760

Investments, at value	$824	$(57)	$0	$0	$(7)	$0	$760

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$824	$(57)	$0	$0	$(7)	$0	$760

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure: Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$135	$0	$0	$0	$0	$135
Variation margin receivable ^^	635	0	0	0	0	635
Unrealized appreciation on swap agreements	250	0	0	0	0	250

	$1,020	$0	$0	$0	$0	$1,020

Liabilities:
Variation margin payable ^^	$2	$0	$0	$0	$0	$2
Unrealized depreciation on swap agreements	19	0	0	0	0	19

	$21	$0	$0	$0	$0	$21

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(30)	$0	$0	$0	$0	$(30)
Net realized gain on futures contracts, written options and swaps	1,151	0	0	0	0	1,151

	$1,121	$0	$0	$0	$0	$1,121

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(77)	$0	$0	$0	$0	$(77)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,097)	0	0	0	0	(2,097)

	$(2,174)	$0	$0	$0	$0	$(2,174)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

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broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities

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Notes to Financial Statements (Cont.)

include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the

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discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

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Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third

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party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$472	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Long-Term U.S. Government Portfolio	$ 0	$ 11,801	$10,600	$0	$1,202	$1	$1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$422,012	$442,703	$20,479	$15,262

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	35	$396	137	$1,513
Administrative Class	742	8,490	4,906	54,629
Issued as reinvestment of distributions
Institutional Class	2	22	5	55
Administrative Class	204	2,312	602	6,772
Cost of shares redeemed
Institutional Class	(17)	(193)	(132)	(1,460)
Administrative Class	(1,910)	(21,916)	(5,400)	(58,859)
Net increase (decrease) resulting from Portfolio share transactions	(944)	$(10,889)	118	$2,650

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	95

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$4,404	$(5,904)	$(1,500)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	42.8%
U.S. Government Agencies	36.7%
Mortgage-Backed Securities	7.0%
Corporate Bonds & Notes	6.3%
Short-Term Instruments	1.4%
Other	5.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)
PIMCO Long-Term U.S. Government Portfolio Institutional Class	-6.23%	7.90%	6.76%	7.83%
Barclays Capital U.S. Long-Term Treasury Index±	-12.00%	7.36%	7.00%	7.45%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.485% for Institutional Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$937.72	$1,022.41
Expenses Paid During Period†	$2.31	$2.41

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.475%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

»	An above-benchmark duration was a significant detractor from performance as U.S. Treasury yields rose across all maturities over the period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve benefited relative performance as the two- to 30-year yield spread steepened.

»	An allocation to long-term Agency mortgage-backed securities contributed to relative performance as they outperformed like-duration U.S. Treasuries.

»

Compared to the Barclays Capital Long-Term Treasury Index, a modest out-of-benchmark allocation to long-term U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as long-term U.S. TIPS outperformed like-duration U.S. Treasuries for the period.

»	An allocation to corporate bonds benefited performance as they significantly outperformed long-term U.S. Treasuries during the entire first half of the year.

»	An allocation to mortgage-backed securities benefited performance as they outperformed long-term U.S. Treasuries during the entire first half of the year.

4	PIMCO Variable Insurance Trust

Financial Highlights  Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005		12/31/2004

Institutional Class
Net asset value beginning of year or period	$12.23	$10.94	$10.43	$11.00	$11.19		$11.01
Net investment income (a)	0.22	0.43	0.49	0.49	0.42		0.36
Net realized/unrealized gain (loss) on investments	(0.98)	1.42	0.51	(0.35)	0.12		0.48
Total income (loss) from investment operations	(0.76)	1.85	1.00	0.14	0.54		0.84
Dividends from net investment income	(0.22)	(0.43)	(0.49)	(0.48)	(0.42)		(0.36)
Distributions from net realized capital gains	0.00	(0.13)	0.00	(0.23)	(0.31)		(0.30)
Total distributions	(0.22)	(0.56)	(0.49)	(0.71)	(0.73)		(0.66)
Net asset value end of year or period	$11.25	$12.23	$10.94	$10.43	$11.00		$11.19
Total return	(6.23)%	17.47%	9.90%	1.30%	4.90%		7.73%
Net assets end of year or period (000s)	$1,269	$1,133	$912	$443	$391		$311
Ratio of expenses to average net assets	0.475%*	0.485%	0.475%	0.475%	0.50	%(b)	0.50%
Ratio of expenses to average net assets excluding interest expense	0.475%*	0.475%	0.475%	0.475%	0.50	%(b)	0.50%
Ratio of net investment income to average net assets	3.83%*	3.89%	4.75%	4.61%	3.75%		3.22%
Portfolio turnover rate	271%	338%	188%	785%	533%		237%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$149,136
Investments in Affiliates, at value	1,202
Repurchase agreements, at value	854
Deposits with counterparty	153
Receivable for investments sold	831
Receivable for Portfolio shares sold	18
Interest and dividends receivable	851
Swap premiums paid	321
Unrealized appreciation on swap agreements	250
153,616

Liabilities:
Payable for investments purchased on a delayed-delivery basis	$31,602
Payable for Portfolio shares redeemed	93
Payable for short sales	506
Deposits from counterparty	550
Accrued investment advisory fee	22
Accrued supervisory and administrative fee	24
Accrued servicing fee	13
Variation margin payable	9
Swap premiums received	86
Unrealized depreciation on swap agreements	19
Other liabilities	11
32,935

Net Assets	$120,681

Net Assets Consist of:
Paid in capital	$115,422
(Overdistributed) net investment income	(22)
Accumulated undistributed net realized gain	5,933
Net unrealized (depreciation)	(652)
$120,681

Net Assets:
Institutional Class	$1,269
Administrative Class	119,412

Shares Issued and Outstanding:
Institutional Class	113
Administrative Class	10,614

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.25
Administrative Class	11.25

Cost of Investments Owned	$150,636
Cost of Investments in Affiliates Owned	$1,202
Cost of Repurchase Agreements Owned	$854
Proceeds Received on Short Sales	$498
Premiums Received on Written Options	$3

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$2,710
Dividends from Affiliate investments	1
Total Income	2,711

Expenses:
Investment advisory fees	141
Supervisory and administrative fees	157
Servicing fees – Administrative Class	93
Trustees’ fees	1
Interest expense	7
Total Expenses	399

Net Investment Income	2,312

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3,918)
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,151
Net change in unrealized (depreciation) on investments	(6,253)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,097)
Net (Loss)	(11,116)

Net (Decrease) in Net Assets Resulting from Operations	$(8,804)

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,312	$5,353
Net realized gain (loss)	(2,767)	11,963
Net realized gain on Affiliate investments	1	0
Net change in unrealized appreciation (depreciation)	(8,350)	3,223
Net increase (decrease) resulting from operations	(8,804)	20,539

Distributions to Shareholders:
From net investment income
Institutional Class	(22)	(43)
Administrative Class	(2,312)	(5,284)
From net realized capital gains
Institutional Class	0	(12)
Administrative Class	0	(1,488)

Total Distributions	(2,334)	(6,827)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	396	1,513
Administrative Class	8,490	54,629
Issued as reinvestment of distributions
Institutional Class	22	55
Administrative Class	2,312	6,772
Cost of shares redeemed
Institutional Class	(193)	(1,460)
Administrative Class	(21,916)	(58,859)
Net increase (decrease) resulting from Portfolio share transactions	(10,889)	2,650

Total Increase (Decrease) in Net Assets	(22,027)	16,362

Net Assets:
Beginning of period	142,708	126,346
End of period*	$120,681	$142,708

*Including (overdistributed) net investment income of:	$(22)	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 6.8%

American International Group, Inc.
8.250% due 08/15/2018	$200	$118

Bank of America N.A.
1.162% due 06/23/2010	1,500	1,493

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	1,100	1,087

CIT Group, Inc.
0.974% due 08/17/2009	300	291

Citigroup Funding, Inc.
2.036% due 05/07/2010	700	686

Credit Suisse USA, Inc.
0.395% due 11/20/2009	300	300
0.865% due 11/20/2009	400	400

Goldman Sachs Group, Inc.
1.187% due 02/06/2012	700	669

JPMorgan Chase Capital XX
6.550% due 09/15/2066	200	159

Morgan Stanley
3.006% due 05/14/2010	700	698

U.S. Trade Funding Corp.
4.260% due 11/15/2014	485	517

Wachovia Bank N.A.
1.806% due 05/14/2010	700	700

Wachovia Corp.
0.718% due 12/01/2009	700	699

Wells Fargo & Co.
0.672% due 03/23/2010	400	399

		8,216

INDUSTRIALS 1.1%

United Technologies Corp.
6.125% due 07/15/2038	700	761

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	431

Walt Disney Co.
0.750% due 09/10/2009	100	100

		1,292

Total Corporate Bonds & Notes (Cost $9,576)		9,508

MUNICIPAL BONDS & NOTES 1.7%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	302

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	151

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	500	488

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	300	285

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	601

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	$200	$194

Total Municipal Bonds & Notes (Cost $2,045)		2,047

U.S. GOVERNMENT AGENCIES 46.1%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	3,300	1,629
0.374% due 07/25/2037	157	139
0.794% due 08/25/2021	13	13
0.944% due 08/25/2022	7	7
1.214% due 04/25/2032	21	21
1.244% due 04/25/2021	8	8
4.250% due 05/25/2037	55	51
4.500% due 08/25/2018 - 09/01/2035	633	639
4.775% due 01/01/2033	17	18
5.000% due 11/01/2019 - 08/25/2033	632	646
5.375% due 02/25/2022 - 04/11/2022	1,350	1,386
5.500% due 09/25/2024 - 11/01/2038	862	889
5.800% due 02/09/2026	500	518
5.820% due 04/01/2026	918	963
6.000% due 01/25/2036	533	578
6.080% due 09/01/2028	64	73
6.500% due 07/25/2031	672	719

Farmer Mac
7.320% due 07/25/2011	105	103

Federal Farm Credit Bank
5.050% due 03/28/2019	400	414
5.150% due 03/25/2020	250	258
5.160% due 03/14/2022	2,400	2,467

Federal Home Loan Bank
5.000% due 12/21/2015	10,500	11,367
5.250% due 09/12/2014	1,400	1,553
5.500% due 07/15/2036	200	204
6.000% due 02/12/2021	50	57
6.125% due 06/08/2018	80	92

Federal Housing Administration
6.896% due 07/01/2020	305	301

Financing Corp.
0.000% due 09/26/2019	1,500	910
10.700% due 10/06/2017	650	937

Freddie Mac
0.549% due 02/15/2019	537	527
0.719% due 01/15/2033	65	65
1.075% due 02/15/2027	13	13
1.375% due 02/15/2021	16	16
2.638% due 10/25/2044	92	91
4.000% due 06/15/2032	306	246
4.500% due 05/15/2025	1,000	996
5.400% due 03/17/2021	1,000	1,075
5.500% due 11/15/2023 - 06/15/2034	1,706	1,772
5.625% due 11/23/2035	600	616
6.000% due 05/15/2036	1,924	1,993
7.000% due 07/15/2023 - 12/01/2031	45	49
8.250% due 06/01/2016	350	408

Ginnie Mae
4.625% due 08/20/2030	10	10
5.500% due 01/20/2036	603	622
6.000% due 08/20/2033	1,418	1,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Overseas Private Investment Corp.
4.736% due 03/15/2022	$365	$356

Private Export Funding Corp.
5.000% due 12/15/2016	500	545

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	16,200	8,857

Resolution Funding Corp.
0.000% due 04/15/2028	1,700	669

Small Business Administration
5.240% due 08/01/2023	595	618
5.290% due 12/01/2027	533	558

Tennessee Valley Authority
4.500% due 04/01/2018	700	715
4.875% due 01/15/2048	800	739
5.375% due 04/01/2056	1,000	980
5.500% due 07/18/2017 - 06/15/2038	4,300	4,546

Total U.S. Government Agencies (Cost $53,564)		55,560

U.S. TREASURY OBLIGATIONS 53.6%

Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015	447	444
2.000% due 01/15/2026	430	420
2.375% due 01/15/2025	3,282	3,371
2.375% due 01/15/2027	529	547

U.S. Treasury Bonds
5.250% due 11/15/2028	300	337
5.375% due 02/15/2031	3,700	4,243
5.500% due 08/15/2028	400	462
6.125% due 11/15/2027	500	616
6.500% due 11/15/2026	900	1,144
7.125% due 02/15/2023	300	392
7.250% due 08/15/2022	800	1,051
8.000% due 11/15/2021	8,900	12,281
8.125% due 05/15/2021	900	1,246
8.125% due 08/15/2021	2,300	3,192

U.S. Treasury Notes
0.875% due 05/31/2011	55	55

U.S. Treasury Strips
0.000% due 11/15/2019	2,000	1,315
0.000% due 05/15/2020	4,100	2,587
0.000% due 08/15/2020	4,400	2,741
0.000% due 05/15/2021	1,800	1,073
0.000% due 11/15/2021	24,110	13,998
0.000% due 08/15/2022	4,200	2,350
0.000% due 02/15/2026	2,000	951
0.000% due 08/15/2026	1,400	638
0.000% due 11/15/2026	7,700	3,474
0.000% due 11/15/2027	6,800	2,974
0.000% due 02/15/2028	4,900	2,100
0.000% due 11/15/2028	200	84
0.000% due 02/15/2033	1,700	586

Total U.S. Treasury Obligations (Cost $64,331)		64,672

MORTGAGE-BACKED SECURITIES 8.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	305

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	634

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	407	352
4.740% due 10/25/2035	677	471
5.021% due 04/25/2033	294	264

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 02/25/2034	$61	$40
5.287% due 04/25/2033	76	76
5.409% due 01/25/2034	41	33

Countrywide Alternative Loan Trust
0.524% due 05/25/2035	127	57
5.500% due 10/25/2033	1,371	1,098

Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035	231	96
0.654% due 06/25/2035	1,985	1,442

CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033	62	55
4.792% due 11/25/2032	12	9

First Horizon Asset Securities, Inc.
4.742% due 12/25/2033	71	59

First Republic Mortgage Loan Trust
0.669% due 11/15/2031	165	132

GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	72	39

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	152	131
5.560% due 11/10/2039	3,000	2,455

Harborview Mortgage Loan Trust
0.458% due 04/19/2038	132	53
0.533% due 05/19/2035	96	43
5.234% due 07/19/2035	148	90

Impac CMB Trust
5.749% due 09/25/2034	489	365

JPMorgan Chase Commercial Mortgage Securities Corp.
5.935% due 02/12/2049	600	455

MASTR Asset Securitization Trust
5.500% due 09/25/2033	321	306

Residential Accredit Loans, Inc.
0.714% due 01/25/2033	24	22
0.714% due 03/25/2033	63	55
6.000% due 06/25/2036	225	119

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	39	39

Sequoia Mortgage Trust
0.665% due 07/20/2033	202	162

Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	295	116

Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	223	208
0.733% due 10/19/2033	60	46
0.973% due 09/19/2032	212	158

Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	66	48
5.572% due 10/15/2048	300	232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	$91	$47
2.340% due 08/25/2046	601	215
2.740% due 08/25/2042	7	5
3.127% due 10/25/2046	166	74

Washington Mutual MSC Mortgage Pass-Through Certificates
4.541% due 05/25/2033	15	10
4.773% due 02/25/2031	13	10
5.185% due 02/25/2033	5	4
5.380% due 02/25/2033	7	6

Total Mortgage-Backed Securities (Cost $14,194)		10,636

ASSET-BACKED SECURITIES 3.5%

Argent Securities, Inc.
0.364% due 10/25/2036	6	6

Bear Stearns Asset-Backed Securities Trust
0.814% due 11/25/2042	163	122

Chase Issuance Trust
0.969% due 11/15/2011	700	701
2.129% due 09/15/2015	800	800

Credit-Based Asset Servicing & Securitization LLC
0.404% due 12/25/2037	44	42

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 03/25/2037	70	65

Ford Credit Auto Owner Trust
1.219% due 01/15/2011	421	421

Fremont Home Loan Trust
0.364% due 10/25/2036	179	112

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	108	65

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	45	43

LA Arena Funding LLC
7.656% due 12/15/2026	79	74

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	92	86

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	18	18

Renaissance Home Equity Loan Trust
0.754% due 08/25/2033	10	5
0.814% due 12/25/2033	56	27

SLM Student Loan Trust
1.082% due 10/27/2014	22	22
1.092% due 04/25/2017	166	165
1.202% due 04/25/2017	66	65
2.592% due 04/25/2023	1,375	1,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance
0.994% due 01/25/2034	$12	$4

Structured Asset Securities Corp.
0.604% due 01/25/2033	21	15
Wells Fargo Home Equity Trust
0.364% due 01/25/2037	9	9

Total Asset-Backed Securities (Cost $4,468)		4,271

SOVEREIGN ISSUES 1.9%

Israel Government AID Bond
0.000% due 05/15/2021	700	386
0.000% due 02/15/2023	300	149
0.000% due 05/15/2023	2,300	1,129
5.500% due 09/18/2023	600	643

Total Sovereign Issues (Cost $2,421)		2,307

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.020% due 07/01/2009	100	100
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $105. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	754	754
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $770. Repurchase proceeds are $754.)

		854

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.0%
	120,075	1,202

Total Short-Term Instruments (Cost $2,056)		2,056

PURCHASED OPTIONS (f) 0.1%
(Cost $37)		135

Total Investments 125.3% (Cost $152,692)		$151,192

Written Options (g) (0.0%) (Premiums $3)		0

Other Assets and Liabilities (Net) (25.3%)		(30,511)

Net Assets 100.0%		$120,681

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $15,301 at a weighted average interest rate of 0.185%. On June 30, 2009, there were no open reverse repurchase agreements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(d)	Cash of $153 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	19	$148
90-Day Eurodollar December Futures	Long	12/2010	4	(2)
90-Day Eurodollar June Futures	Long	06/2010	23	139
90-Day Eurodollar March Futures	Long	03/2010	37	154
90-Day Eurodollar September Futures	Long	09/2009	19	145
90-Day Eurodollar September Futures	Long	09/2010	4	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	9	49

				$633

(e)	Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$154	$130	$24
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	92	78	14
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	35	(10)	45
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	84	(7)	91
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	32	44	(12)
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	3,500	62	69	(7)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	100	0	(2)	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	3,600	7	(67)	74

						$466	$235	$231

(f)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$18
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	18
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	25
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	52

							$37	$135

(g)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	9	$3	$0

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$2,400	$74
Sales	9	0	3
Closing Buys	0	(2,400)	(74)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2009	9	$0	$3

(h)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2039	$300	$293	$299
Fannie Mae	5.500%	07/01/2039	200	205	207

				$498	$506

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$9,508	$0	$9,508
U.S. Government Agencies	0	54,800	760	55,560
U.S. Treasury Obligations	0	64,672	0	64,672
Mortgage-Backed Securities	0	10,636	0	10,636
Other Investments ++	1,202	9,614	0	10,816

Investments, at value	$1,202	$149,230	$760	$151,192

Short Sales, at value	$0	$(506)	$0	$(506)

Financial Derivative Instruments +++	$633	$231	$0	$864

Total	$1,835	$148,955	$760	$151,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$824	$(57)	$0	$0	$(7)	$0	$760

Investments, at value	$824	$(57)	$0	$0	$(7)	$0	$760

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$824	$(57)	$0	$0	$(7)	$0	$760

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure: Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$135	$0	$0	$0	$0	$135
Variation margin receivable ^^	635	0	0	0	0	635
Unrealized appreciation on swap agreements	250	0	0	0	0	250

	$1,020	$0	$0	$0	$0	$1,020

Liabilities:
Variation margin payable ^^	$2	$0	$0	$0	$0	$2
Unrealized depreciation on swap agreements	19	0	0	0	0	19

	$21	$0	$0	$0	$0	$21

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(30)	$0	$0	$0	$0	$(30)
Net realized gain on futures contracts, written options and swaps	1,151	0	0	0	0	1,151

	$1,121	$0	$0	$0	$0	$1,121

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(77)	$0	$0	$0	$0	$(77)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,097)	0	0	0	0	(2,097)

	$(2,174)	$0	$0	$0	$0	$(2,174)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares).

For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the

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(Unaudited) June 30, 2009

discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third

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(Unaudited) June 30, 2009

party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$472	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Long-Term U.S. Government Portfolio	$ 0	$ 11,801	$10,600	$0	$1,202	$1	$1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$422,012	$442,703	$20,479	$15,262

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10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	35	$396	137	$1,513
Administrative Class	742	8,490	4,906	54,629
Issued as reinvestment of distributions
Institutional Class	2	22	5	55
Administrative Class	204	2,312	602	6,772
Cost of shares redeemed
Institutional Class	(17)	(193)	(132)	(1,460)
Administrative Class	(1,910)	(21,916)	(5,400)	(58,859)
Net increase (decrease) resulting from Portfolio share transactions	(944)	$(10,889)	118	$2,650

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	95

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$4,404	$(5,904)	$(1,500)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Low Duration Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	60.9%
Corporate Bonds & Notes	11.7%
Mortgage-Backed Securities	11.6%
Short-Term Instruments	7.4%
Asset-Backed Securities	3.8%
Other	4.6%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Since Inception (02/16/99)
PIMCO Low Duration Portfolio Administrative Class	6.78%	5.15%	4.00%	4.59%	4.55%
Merrill Lynch 1-3 Year U.S. Treasury Index±	-0.02%	4.39%	4.07%	4.59%	4.56%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Administrative Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,067.84	$1,021.27
Expenses Paid During Period†	$3.64	$3.56

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements

»	An above-index duration exposure (or sensitivity to changes in market interest rates) during the period detracted from performance as interest rates increased.

»	An emphasis on high quality Agency mortgage pass-through securities contributed to returns as these securities outperformed during the period.

»	Exposure to corporate securities, with a focus on financials, benefited performance as corporate securities outpaced like-duration U.S. Treasuries.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries as spreads narrowed.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$9.68	$10.30	$10.06	$10.09	$10.30	$10.27
Net investment income (a)	0.19	0.41	0.48	0.43	0.29	0.13
Net realized/unrealized gain (loss) on investments	0.46	(0.46)	0.24	(0.04)	(0.18)	0.06
Total income (loss) from investment operations	0.65	(0.05)	0.72	0.39	0.11	0.19
Dividends from net investment income	(0.21)	(0.41)	(0.48)	(0.42)	(0.29)	(0.13)
Distributions from net realized capital gains	0.00	(0.16)	0.00	0.00	(0.03)	(0.03)
Total distributions	(0.21)	(0.57)	(0.48)	(0.42)	(0.32)	(0.16)
Net asset value end of year or period	$10.12	$9.68	$10.30	$10.06	$10.09	$10.30
Total return	6.78%	(0.42)%	7.36%	3.97%	1.01%	1.85%
Net assets end of year or period (000s)	$586,377	$1,143,209	$1,412,835	$764,846	$458,677	$281,711
Ratio of expenses to average net assets	0.71%*	0.70%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.98%*	4.00%	4.72%	4.24%	2.83%	1.24%
Portfolio turnover rate	340%	293%	72%	200%	184%	483%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$667,088
Investments in Affiliates, at value	39,259
Repurchase agreements, at value	12,095
Cash	558
Foreign currency, at value	1,287
Receivable for investments sold	44,983
Receivable for investments sold on a delayed-delivery basis	32,620
Receivable for Portfolio shares sold	847
Interest and dividends receivable	3,172
Dividends receivable from Affiliates	5
Variation margin receivable	109
Swap premiums paid	616
Unrealized appreciation on foreign currency contracts	263
Unrealized appreciation on swap agreements	3,142
806,044

Liabilities:
Payable for investments purchased	$103,918
Payable for investments in Affiliates purchased	5
Payable for investments purchased on a delayed-delivery basis	38,311
Payable for Portfolio shares redeemed	854
Payable for short sales	2,064
Written options outstanding	27
Dividends payable	11
Deposits from counterparty	2,941
Accrued investment advisory fee	131
Accrued supervisory and administrative fee	131
Accrued distribution fee	1
Accrued servicing fee	78
Variation margin payable	179
Swap premiums received	83
Unrealized depreciation on foreign currency contracts	825
Unrealized depreciation on swap agreements	6,045
155,604

Net Assets	$650,440

Net Assets Consist of:
Paid in capital	$702,750
Undistributed net investment income	11,434
Accumulated undistributed net realized (loss)	(21,160)
Net unrealized (depreciation)	(42,584)
$650,440

Net Assets:
Institutional Class	$55,908
Administrative Class	586,377
Advisor Class	8,155

Shares Issued and Outstanding:
Institutional Class	5,524
Administrative Class	57,938
Advisor Class	806

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.12
Administrative Class	10.12
Advisor Class	10.12

Cost of Investments Owned	$712,374
Cost of Investments in Affiliates Owned	$39,260
Cost of Repurchase Agreements Owned	$12,095
Cost of Foreign Currency Held	$1,252
Proceeds Received on Short Sales	$2,066
Premiums Received on Written Options	$93

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$17,177
Dividends	238
Dividends from Affiliate investments	40
Miscellaneous income	4
Total Income	17,459

Expenses:
Investment advisory fees	926
Supervisory and administrative fees	926
Servicing fees – Administrative Class	524
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	5
Interest expense	218
Total Expenses	2,603

Net Investment Income	14,856

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(43,237)
Net realized gain on Affiliate investments	20
Net realized (loss) on futures contracts, written options and swaps	(1,819)
Net realized (loss) on foreign currency transactions	(1,480)
Net change in unrealized appreciation on investments	50,944
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,060
Net Gain	19,491

Net Increase in Net Assets Resulting from Operations	$34,347

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,856	$58,660
Net realized gain (loss)	(46,536)	68,893
Net realized gain on Affiliate investments	20	0
Net change in unrealized appreciation (depreciation)	66,008	(139,824)
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase (decrease) resulting from operations	34,347	(12,271)

Distributions to Shareholders:
From net investment income
Institutional Class	(900)	(1,135)
Administrative Class	(15,150)	(58,471)
Advisor Class	(65)	(54)
From net realized capital gains
Institutional Class	0	(409)
Administrative Class	0	(21,108)
Advisor Class	0	(47)

Total Distributions	(16,115)	(81,224)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	30,507	5,299
Administrative Class	139,644	371,801
Advisor Class	7,911	4,717
Issued as reinvestment of distributions
Institutional Class	899	1,544
Administrative Class	13,562	79,404
Advisor Class	65	102
Cost of shares redeemed
Institutional Class	(4,496)	(10,101)
Administrative Class	(724,919)	(629,025)
Advisor Class	(2,141)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(538,968)	(179,084)

Total (Decrease) in Net Assets	(520,736)	(272,579)

Net Assets:
Beginning of period	1,171,176	1,443,755
End of period*	$650,440	$1,171,176

*Including undistributed net investment income of:	$11,434	$12,693

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
4.320% due 08/03/2012	$4,912	$4,575

Total Bank Loan Obligations (Cost $4,733)		4,575

CORPORATE BONDS & NOTES 12.9%

BANKING & FINANCE 12.5%

American Express Centurion Bank
0.375% due 09/22/2009	200	199
5.550% due 10/17/2012	3,700	3,700

American General Finance Corp.
4.625% due 09/01/2010	4,000	3,029

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,031

Bank of America Corp.
2.100% due 04/30/2012	2,200	2,205

Bank of America N.A.
6.000% due 10/15/2036	300	241

Calabash Re Ltd.
9.024% due 01/08/2010	1,400	1,336
11.524% due 01/08/2010	1,900	1,852

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	2,000	1,700

Citigroup Funding, Inc.
2.036% due 05/07/2010	100	98

Citigroup, Inc.
1.004% due 05/18/2010	100	98
5.500% due 04/11/2013	7,100	6,662
5.625% due 08/27/2012	2,800	2,624

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,914

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	395

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	9,363

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	50	40
7.375% due 02/01/2011	100	91

General Electric Capital Corp.
0.655% due 10/06/2010	400	393
1.357% due 01/08/2016	300	244
2.250% due 03/12/2012	2,800	2,827

GMAC LLC
6.000% due 12/15/2011	300	252

Goldman Sachs Group, Inc.
0.701% due 06/28/2010	500	497

ICICI Bank Ltd.
1.679% due 01/12/2010	2,300	2,255

ING Bank NV
3.900% due 03/19/2014	1,100	1,122

International Lease Finance Corp.
5.550% due 09/05/2012	8,300	6,454
6.625% due 11/15/2013	1,805	1,391

JPMorgan Chase & Co.
0.964% due 05/16/2011	100	97
1.282% due 01/17/2011	200	198

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	5,200	793
2.911% due 08/21/2009 (a)	1,400	214
3.005% due 07/18/2011 (a)	1,000	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.011% due 12/23/2010 (a)	$900	$137
5.625% due 01/24/2013 (a)	1,700	266

Longpoint Re Ltd.
5.874% due 05/08/2010	700	680

Merrill Lynch & Co., Inc.
0.892% due 09/09/2009	100	100
1.236% due 02/05/2010	100	99

Morgan Stanley
1.411% due 01/15/2010	200	198
3.006% due 05/14/2010	100	100
5.750% due 10/18/2016	15,000	14,401

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	300	285

Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	2,300	2,298
3.000% due 12/09/2011	1,900	1,941

SLM Corp.
0.829% due 03/15/2011	2,500	2,146

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	4,800	4,624

Wells Fargo & Co.
0.729% due 09/15/2009	300	300

		81,042

INDUSTRIALS 0.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	205

Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,423

General Motors Corp.
8.100% due 06/15/2024 (a)	2,800	343

		2,971

Total Corporate Bonds & Notes (Cost $96,578)		84,013

U.S. GOVERNMENT AGENCIES 67.3%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	3,412	3,037
0.664% due 09/25/2042 - 03/25/2044	1,117	1,043
0.714% due 05/25/2031 - 11/25/2032	2,405	2,376
1.375% due 04/28/2011	9,800	9,832
2.638% due 07/01/2042 - 06/01/2043	889	886
2.693% due 09/01/2041	467	464
2.838% due 09/01/2040	4	4
3.392% due 11/01/2035	259	263
4.500% due 01/01/2022	97	99
4.647% due 12/01/2036	60	60
4.648% due 07/01/2035	342	354
4.845% due 09/01/2034	55	55
4.885% due 09/01/2035	828	850
5.000% due 04/25/2033	60	63
5.500% due 12/01/2009 - 04/01/2039	22,650	23,411
6.000% due 08/01/2016 - 07/01/2039	287,309	300,613
6.250% due 02/01/2011	11,100	11,680
6.500% due 10/01/2037 - 12/25/2042	821	875

Federal Home Loan Bank
3.375% due 06/24/2011	400	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 10/01/2020	$7	$7

Freddie Mac
0.354% due 12/25/2036	2,721	2,589
0.469% due 07/15/2019 - 10/15/2020	12,372	12,126
0.574% due 08/25/2031	289	232
0.619% due 05/15/2036	884	854
0.669% due 12/15/2030	325	321
0.719% due 06/15/2018	120	118
0.888% due 02/01/2011	1,000	999
0.926% due 05/04/2011 (d)	33,700	33,787
0.937% due 08/05/2011 (d)	11,800	11,804
1.125% due 06/01/2011	3,000	2,996
1.211% due 04/07/2011	4,000	4,013
1.625% due 04/26/2011	4,100	4,134
2.639% due 02/25/2045	594	566
4.924% due 07/01/2035	673	697
5.000% due 10/01/2018 - 07/15/2024	669	682
5.250% due 07/18/2011	300	324
5.500% due 08/15/2030 - 04/01/2038	1,719	1,777
6.000% due 09/01/2016 - 02/01/2039	1,064	1,113
6.500% due 07/25/2043	125	133

Ginnie Mae
6.000% due 09/15/2038 - 07/01/2039	1,092	1,138

Small Business Administration
5.600% due 09/01/2028	979	1,041

Total U.S. Government Agencies (Cost $436,410)		437,831

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	3,892	3,882

Total U.S. Treasury Obligations (Cost $3,889)		3,882

MORTGAGE-BACKED SECURITIES 12.8%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035	1,670	1,088

American Home Mortgage Investment Trust
4.290% due 10/25/2034	985	700
4.390% due 02/25/2045	382	301

Banc of America Funding Corp.
6.102% due 01/20/2047	1,290	687

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	1,210	1,004
4.185% due 07/25/2034	1,135	911
6.500% due 10/25/2031	45	44

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	7,368	6,332
2.900% due 03/25/2035	279	242
4.179% due 07/25/2034	901	719
4.550% due 08/25/2035	5,844	5,163
4.740% due 10/25/2035	1,486	1,434
4.965% due 01/25/2035	958	809
5.021% due 04/25/2033	17	15
5.088% due 02/25/2033	3	3
5.409% due 01/25/2034	68	55
5.423% due 04/25/2033	38	34

Bear Stearns Alt-A Trust
0.474% due 02/25/2034	920	522

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	$400	$325
5.471% due 01/12/2045	1,200	1,000

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	1,046	806

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	1,851	1,023
5.714% due 12/26/2046	1,038	632

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	451	368
4.669% due 08/25/2035	2,338	694

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	2,635

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	1,002	377
4.500% due 06/25/2035	297	290
6.000% due 10/25/2033	54	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	2,731	2,174
4.786% due 11/25/2034	1,553	1,180
5.250% due 02/20/2036	895	523

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	287

CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	3	3
3.844% due 07/25/2033	10,744	6,774
4.938% due 12/15/2040	222	222

First Horizon Alternative Mortgage Securities
5.292% due 09/25/2034	2,612	1,760

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	845	643

GMAC Mortgage Corp. Loan Trust
5.468% due 11/19/2035	519	336

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	839	691
0.394% due 01/25/2047	993	754

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	961	728

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	171
5.444% due 03/10/2039	1,900	1,520

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	1,827	1,568
5.993% due 08/10/2045	3,900	2,958

GSR Mortgage Loan Trust
4.469% due 09/25/2035	2,454	2,067
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	216	97
3.683% due 06/19/2034	212	206
5.143% due 07/19/2035	1,273	741

Impac CMB Trust
1.314% due 07/25/2033	410	302

Indymac Index Mortgage Loan Trust
4.976% due 12/25/2034	630	478

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	443
5.882% due 02/15/2051	1,300	977
6.007% due 06/15/2049	100	85

JPMorgan Mortgage Trust
5.012% due 02/25/2035	904	791

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	304	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	$163	$145

MASTR Asset Securitization Trust
5.500% due 09/25/2033	58	56

Mellon Residential Funding Corp.
0.799% due 06/15/2030	383	319

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	1,819

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	619	334

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	491	328
1.314% due 10/25/2035	304	243
3.145% due 01/25/2029	57	45
4.250% due 10/25/2035	1,634	1,308

Morgan Stanley Capital I
0.380% due 10/15/2020	1,758	1,304
5.809% due 12/12/2049	300	229

Prime Mortgage Trust
0.714% due 02/25/2019	10	9
0.714% due 02/25/2034	44	35

Residential Funding Mortgage Securities I
5.202% due 09/25/2035	1,843	1,321

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	148	141

Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	507	215
4.802% due 02/25/2034	705	532
5.073% due 08/25/2034	944	670
5.334% due 01/25/2035	1,861	1,252
5.516% due 08/25/2035	553	360

Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	2,007	1,870
0.563% due 07/19/2035	1,339	843
0.594% due 02/25/2036	312	143
0.973% due 09/19/2032	10	8

Structured Asset Securities Corp.
4.504% due 10/25/2035	841	579

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	863	776

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	2,173	1,600
0.409% due 09/15/2021	3,320	2,393
5.509% due 04/15/2047	1,800	1,199

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	283	133
0.604% due 10/25/2045	1,595	837
2.070% due 01/25/2047	648	287
2.540% due 11/25/2042	137	79
2.674% due 05/25/2041	91	74
2.740% due 06/25/2042	81	59
2.740% due 08/25/2042	308	195
2.877% due 02/27/2034	56	46
3.127% due 09/25/2046	876	382

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,969	1,648
4.950% due 03/25/2036	1,132	801
4.981% due 12/25/2034	1,474	1,315

Total Mortgage-Backed Securities (Cost $110,710)		82,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
0.374% due 10/25/2036	$473	$308

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	13	7

Asset-Backed Funding Certificates
0.374% due 10/25/2036	85	83
0.374% due 01/25/2037	344	284

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	492	451
0.589% due 09/25/2034	286	185
1.969% due 03/15/2032	240	142

Atrium CDO Corp.
1.522% due 06/27/2015	6,075	4,682

Bear Stearns Asset-Backed Securities Trust
1.314% due 10/25/2037	4,241	2,286

CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	1	1

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	2,362	2,234
0.364% due 12/25/2046	40	39
0.364% due 03/25/2047	125	122
0.364% due 06/25/2047	2,503	2,323
0.384% due 06/25/2047	515	478
0.394% due 06/25/2037	432	399
0.424% due 10/25/2046	337	317
0.574% due 05/25/2036	3,353	2,507
0.794% due 12/25/2031	50	22

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	10	7

Equity One Asset-Backed Securities, Inc.
0.874% due 11/25/2032	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	611	576

GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036	88	65

GSAMP Trust
0.604% due 03/25/2034	39	39

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	151	147
0.605% due 01/20/2034	1,942	1,346
0.665% due 09/20/2033	166	125

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	179	170

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	85	78

Lehman XS Trust
0.384% due 05/25/2046	1	1
0.394% due 11/25/2046	1,056	884
0.434% due 11/25/2036	252	246

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	34	22

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	332	308

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	271	269

Morgan Stanley ABS Capital I
0.364% due 09/25/2036	872	835
0.374% due 05/25/2037	1,279	1,022

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	3,431	3,051

Option One Mortgage Loan Trust
0.364% due 01/25/2037	240	227

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.384% due 11/25/2036		$140	$138

Saxon Asset Securities Trust
0.374% due 10/25/2046		83	80

Soundview Home Equity Loan Trust
0.394% due 01/25/2037		563	549

Structured Asset Securities Corp.
0.364% due 10/25/2036		469	429

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		27	27

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		37	37

Total Asset-Backed Securities (Cost $34,279)			27,557

SOVEREIGN ISSUES 1.7%

Korea Development Bank
1.317% due 04/03/2010		6,100	5,972

Province of Ontario Canada
4.100% due 06/16/2014		5,100	5,209

Total Sovereign Issues (Cost $11,197)			11,181

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,465
12.500% due 01/05/2022		900	512

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	400	568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	700	$981

Total Foreign Currency-Denominated Issues (Cost $3,543)			3,526

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

General Motors Corp.
5.250% due 03/06/2032		4,000	12

Wells Fargo & Co.
7.500% due 12/31/2049		5,900	4,631

Total Convertible Preferred Stocks (Cost $4,615)			4,643

PREFERRED STOCKS 0.6%

DG Funding Trust
1.343% due 12/31/2049		420	3,633

Total Preferred Stocks (Cost $4,462)			3,633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 1.9%

Barclays Capital, Inc.
0.100% due 07/01/2009		$2,700	2,700
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $2,780. Repurchase proceeds are $2,700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2009	$9,395	$9,395
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $9,584. Repurchase proceeds are $9,395.)

		12,095

U.S. TREASURY BILLS 0.2%
0.101% due 07/09/2009-
07/23/2009 (b)(d)	1,450	1,450

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.0%
	3,922,354	39,259

Total Short-Term Instruments (Cost $52,804)		52,804

PURCHASED OPTIONS (h) 0.3%
(Cost $509)		1,815

Total Investments 110.5% (Cost $763,729)		$718,442

Written Options (i) (0.0%) (Premiums $93)		(27)

Other Assets and Liabilities (Net) (10.5%)		(67,975)

Net Assets 100.0%		$650,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,413 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $187,524 at a weighted average interest rate of 1.041%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,882 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	16	$14
90-Day Euribor March Futures	Long	03/2010	28	38
90-Day Eurodollar December Futures	Long	12/2009	472	891
90-Day Eurodollar December Futures	Long	12/2010	107	(69)
90-Day Eurodollar June Futures	Long	06/2010	88	24
90-Day Eurodollar March Futures	Long	03/2010	103	546
90-Day Eurodollar September Futures	Long	09/2009	548	4,301
90-Day Eurodollar September Futures	Long	09/2010	10	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	306
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	8	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	8	(1)

				$6,056

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	$2,700	$(991)	$0	$(991)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	2,700	(992)	0	(992)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.284%	600	(68)	0	(68)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	200	(32)	0	(32)
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	10.284%	8,300	(701)	0	(701)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	4.121%	900	(49)	0	(49)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	4.347%	700	(69)	0	(69)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	2,200	(25)	0	(25)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	1,600	1	0	1
General Electric Capital Corp.	DUB	0.800%	06/20/2011	4.176%	4,300	(268)	0	(268)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	600	(33)	0	(33)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	2,400	(7)	0	(7)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	4.336%	1,900	42	0	42
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	300	(13)	0	(13)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	1,000	(160)	0	(160)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	500	(85)	0	(85)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	900	(117)	0	(117)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	2,100	(55)	0	(55)
JSC Gazprom	BCLY	1.600%	12/20/2012	4.955%	3,800	(387)	0	(387)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	2,600	(238)	0	(238)
JSC Gazprom	MSC	2.480%	02/20/2013	4.938%	6,500	(448)	0	(448)
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	1,000	10	0	10
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	1,500	(140)	0	(140)
SLM Corp.	CITI	5.600%	09/20/2009	8.948%	4,900	(30)	0	(30)

						$(4,861)	$0	$(4,861)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	$1,100	$(261)	$0	$(261)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,100	(253)	0	(253)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	600	(137)	0	(137)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,068	(50)	0	(50)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	100	0	100
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	1	0	1

					$(832)	$0	$(832)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$63	$0	$63
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	1	21
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,300	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		600	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		300	5	0	5

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,200	$3	$0	$3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,700	4	0	4
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	2	0	2
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,400	44	(6)	50
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,400	44	(5)	49
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,500	26	2	24
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,400	27	1	26
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,230	(55)	2,285
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		$1,000	50	37	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,600	478	364	114
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,300	114	72	42
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		5,000	31	0	31
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		3,000	19	0	19
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM		2,000	12	0	12
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		15,000	93	0	93
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	16,600	(58)	139	(197)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	60	(17)	77

							$3,323	$533	$2,790

(h)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$315
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	219
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	26	82
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,700	139	527
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	96	305
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	367

							$509	$1,815

(i)	Written options outstanding on June 30, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	81	$18	$4
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	24	4	1

				$22	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$3,000	$13	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	6	4
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,000	12	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,500	20	4
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	6	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	8

							$71	$22

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	197	$47,900	EUR	0	$1,299
Sales	421	104,000		10,000	551
Closing Buys	(513)	(133,900)		(10,000)	(1,757)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2009	105	$18,000	EUR	0	$93

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

(j)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$2,000	$2,066	$2,064

(k)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,547	07/2009	GSC	$29	$0	$29
Buy	BRL	2,920	08/2009	HSBC	91	0	91
Sell		4,535	08/2009	HSBC	0	(232)	(232)
Buy		1,696	08/2009	MLP	71	0	71
Buy	CAD	796	08/2009	JPM	0	(42)	(42)
Buy	CNY	1,961	07/2009	BCLY	0	(13)	(13)
Sell		1,961	07/2009	BCLY	0	(15)	(15)
Sell		5,741	07/2009	CITI	0	(21)	(21)
Buy		721	07/2009	DUB	0	(5)	(5)
Sell		11,641	07/2009	DUB	0	(38)	(38)
Buy		914	07/2009	HSBC	0	(6)	(6)
Sell		2,105	07/2009	HSBC	0	(10)	(10)
Buy		19,344	07/2009	JPM	0	(168)	(168)
Sell		1,491	07/2009	JPM	0	(13)	(13)
Buy		3,989	09/2009	BCLY	8	0	8
Sell		10,601	09/2009	BCLY	0	(38)	(38)
Buy		2,568	09/2009	CITI	6	0	6
Sell		9,001	09/2009	CITI	0	(31)	(31)
Buy		11,572	09/2009	DUB	25	0	25
Buy		5,131	09/2009	HSBC	12	0	12
Sell		2,334	09/2009	HSBC	0	(9)	(9)
Buy		2,140	09/2009	JPM	4	0	4
Sell		3,464	09/2009	JPM	0	(14)	(14)
Buy		787	03/2010	BCLY	0	(1)	(1)
Buy		788	03/2010	HSBC	0	0	0
Buy		4,788	03/2010	JPM	0	(2)	(2)
Sell	EUR	167	07/2009	BCLY	0	(1)	(1)
Sell		90	07/2009	GSC	0	0	0
Sell	GBP	1,361	07/2009	CITI	0	(133)	(133)
Buy		1,243	07/2009	MSC	0	(9)	(9)
Buy		118	07/2009	RBS	9	0	9
Sell		1,243	08/2009	MSC	8	0	8
Buy	JPY	21,006	07/2009	BNP	0	0	0
Buy		21,006	08/2009	MSC	0	0	0
Buy	SGD	709	07/2009	HSBC	0	(1)	(1)
Sell		709	07/2009	HSBC	0	(23)	(23)

					$263	$(825)	$(562)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$83,333	$680	$84,013
U.S. Government Agencies	0	437,824	7	437,831
Mortgage-Backed Securities	0	82,403	579	82,982
Short-Term Instruments	39,259	13,545	0	52,804
Other Investments ++	4,631	56,181	0	60,812

Investments, at value	$43,890	$673,286	$1,266	$718,442

Short Sales, at value	$0	$(2,064)	$0	$(2,064)

Financial Derivative Instruments +++	$6,056	$(3,635)	$143	$2,564

Total	$49,946	$667,587	$1,409	$718,942

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$(3)	$683	$680
U.S. Government Agencies	8	(1)	0	0	0	0	7
Mortgage-Backed Securities	0	(77)	1	0	(10)	665	579

Investments, at value	$8	$(78)	$1	$0	$(13)	$1,348	$1,266

Financial Derivative Instruments +++	$506	$0	$0	$0	$(363)	$0	$143

Total	$514	$(78)	$1	$0	$(376)	$1,348	$1,409

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$1,815	$0	$0	$0	$0	$1,815
Variation margin receivable ^^	6,130	0	0	0	0	6,130
Unrealized appreciation on foreign currency contracts	0	263	0	0	0	263
Unrealized appreciation on swap agreements	2,988	0	154	0	0	3,142

	$10,933	$263	$154	$0	$0	$11,350

Liabilities:
Written options outstanding	$27	$0	$0	$0	$0	$27
Variation margin payable ^^	74	0	0	0	0	74
Unrealized depreciation on foreign currency contracts	0	825	0	0	0	825
Unrealized depreciation on swap agreements	197	0	5,848	0	0	6,045

	$298	$825	$5,848	$0	$0	$6,971

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(318)	$0	$0	$0	$0	$(318)
Net realized gain (loss) on futures contracts, written options and swaps	565	0	(2,378)	0	0	(1,813)
Net realized (loss) on foreign currency transactions	0	(1,467)	0	0	0	(1,467)

	$247	$(1,467)	$(2,378)	$0	$0	$(3,598)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,353)	$0	$0	$0	$0	$(1,353)
Net change in unrealized appreciation on futures contracts, written options and swaps	9,111	0	4,893	0	0	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	932	0	0	0	932

	$7,758	$932	$4,893	$0	$0	$13,583

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event

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that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of

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Notes to Financial Statements (Cont.)

ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s

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Notes to Financial Statements (Cont.)

exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$6,603	$538,683

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Low Duration Portfolio	$ 0	$ 283,440	$244,200	$(1)	$39,259	$40	$20

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,937,750	$3,077,316	$377,963	$923,952

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,232	$30,507	521	$5,299
Administrative Class	14,518	139,644	36,415	371,801
Advisor Class	795	7,911	469	4,717
Issued as reinvestment of distributions
Institutional Class	92	899	155	1,544
Administrative Class	1,388	13,562	7,992	79,404
Advisor Class	7	65	11	102
Cost of shares redeemed
Institutional Class	(466)	(4,496)	(983)	(10,101)
Administrative Class	(76,056)	(724,919)	(63,518)	(629,025)
Advisor Class	(219)	(2,141)	(287)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(56,709)	$(538,968)	(19,225)	$(179,084)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	6	78
Advisor Class	3	98

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

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(Unaudited) June 30, 2009

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,470	$(51,757)	$(45,287)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	60.9%
Corporate Bonds & Notes	11.7%
Mortgage-Backed Securities	11.6%
Short-Term Instruments	7.4%
Asset-Backed Securities	3.8%
Other	4.6%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)
PIMCO Low Duration Portfolio Institutional Class	6.86%	5.31%	4.15%	4.85%
Merrill Lynch 1-3 Year U.S. Treasury Index±	-0.02%	4.39%	4.07%	4.62%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.56% for Institutional Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,068.61	$1,022.17
Expenses Paid During Period†	$2.72	$2.66

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements

»	An above-index duration exposure (or sensitivity to changes in market interest rates) during the period detracted from performance as interest rates increased.

»	An emphasis on high quality Agency mortgage pass-through securities contributed to returns as these securities outperformed during the period.

»	Exposure to corporate securities, with a focus on financials, benefited performance as corporate securities outpaced like-duration U.S. Treasuries.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries as spreads narrowed.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$9.68	$10.30	$10.06	$10.09	$10.30	$10.27
Net investment income (a)	0.20	0.42	0.49	0.44	0.30	0.15
Net realized/unrealized gain (loss) on investments	0.45	(0.45)	0.25	(0.03)	(0.18)	0.05
Total income (loss) from investment operations	0.65	(0.03)	0.74	0.41	0.12	0.20
Dividends from net investment income	(0.21)	(0.43)	(0.50)	(0.44)	(0.30)	(0.14)
Distributions from net realized capital gains	0.00	(0.16)	0.00	0.00	(0.03)	(0.03)
Total distributions	(0.21)	(0.59)	(0.50)	(0.44)	(0.33)	(0.17)
Net asset value end of year or period	$10.12	$9.68	$10.30	$10.06	$10.09	$10.30
Total return	6.86%	(0.27)%	7.52%	4.13%	1.16%	2.00%
Net assets end of year or period (000s)	$55,908	$25,813	$30,612	$25,886	$18,093	$12,252
Ratio of expenses to average net assets	0.53%*	0.56%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.09%*	4.17%	4.86%	4.37%	2.92%	1.49%
Portfolio turnover rate	340%	293%	72%	200%	184%	483%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$667,088
Investments in Affiliates, at value	39,259
Repurchase agreements, at value	12,095
Cash	558
Foreign currency, at value	1,287
Receivable for investments sold	44,983
Receivable for investments sold on a delayed-delivery basis	32,620
Receivable for Portfolio shares sold	847
Interest and dividends receivable	3,172
Dividends receivable from Affiliates	5
Variation margin receivable	109
Swap premiums paid	616
Unrealized appreciation on foreign currency contracts	263
Unrealized appreciation on swap agreements	3,142
806,044

Liabilities:
Payable for investments purchased	$103,918
Payable for investments in Affiliates purchased	5
Payable for investments purchased on a delayed-delivery basis	38,311
Payable for Portfolio shares redeemed	854
Payable for short sales	2,064
Written options outstanding	27
Dividends payable	11
Deposits from counterparty	2,941
Accrued investment advisory fee	131
Accrued supervisory and administrative fee	131
Accrued distribution fee	1
Accrued servicing fee	78
Variation margin payable	179
Swap premiums received	83
Unrealized depreciation on foreign currency contracts	825
Unrealized depreciation on swap agreements	6,045
155,604

Net Assets	$650,440

Net Assets Consist of:
Paid in capital	$702,750
Undistributed net investment income	11,434
Accumulated undistributed net realized (loss)	(21,160)
Net unrealized (depreciation)	(42,584)
$650,440

Net Assets:
Institutional Class	$55,908
Administrative Class	586,377
Advisor Class	8,155

Shares Issued and Outstanding:
Institutional Class	5,524
Administrative Class	57,938
Advisor Class	806

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.12
Administrative Class	10.12
Advisor Class	10.12

Cost of Investments Owned	$712,374
Cost of Investments in Affiliates Owned	$39,260
Cost of Repurchase Agreements Owned	$12,095
Cost of Foreign Currency Held	$1,252
Proceeds Received on Short Sales	$2,066
Premiums Received on Written Options	$93

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$17,177
Dividends	238
Dividends from Affiliate investments	40
Miscellaneous income	4
Total Income	17,459

Expenses:
Investment advisory fees	926
Supervisory and administrative fees	926
Servicing fees – Administrative Class	524
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	5
Interest expense	218
Total Expenses	2,603

Net Investment Income	14,856

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(43,237)
Net realized gain on Affiliate investments	20
Net realized (loss) on futures contracts, written options and swaps	(1,819)
Net realized (loss) on foreign currency transactions	(1,480)
Net change in unrealized appreciation on investments	50,944
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,060
Net Gain	19,491

Net Increase in Net Assets Resulting from Operations	$34,347

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,856	$58,660
Net realized gain (loss)	(46,536)	68,893
Net realized gain on Affiliate investments	20	0
Net change in unrealized appreciation (depreciation)	66,008	(139,824)
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase (decrease) resulting from operations	34,347	(12,271)

Distributions to Shareholders:
From net investment income
Institutional Class	(900)	(1,135)
Administrative Class	(15,150)	(58,471)
Advisor Class	(65)	(54)
From net realized capital gains
Institutional Class	0	(409)
Administrative Class	0	(21,108)
Advisor Class	0	(47)

Total Distributions	(16,115)	(81,224)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	30,507	5,299
Administrative Class	139,644	371,801
Advisor Class	7,911	4,717
Issued as reinvestment of distributions
Institutional Class	899	1,544
Administrative Class	13,562	79,404
Advisor Class	65	102
Cost of shares redeemed
Institutional Class	(4,496)	(10,101)
Administrative Class	(724,919)	(629,025)
Advisor Class	(2,141)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(538,968)	(179,084)

Total (Decrease) in Net Assets	(520,736)	(272,579)

Net Assets:
Beginning of period	1,171,176	1,443,755
End of period*	$650,440	$1,171,176

*Including undistributed net investment income of:	$11,434	$12,693

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
4.320% due 08/03/2012	$4,912	$4,575

Total Bank Loan Obligations (Cost $4,733)		4,575

CORPORATE BONDS & NOTES 12.9%

BANKING & FINANCE 12.5%

American Express Centurion Bank
0.375% due 09/22/2009	200	199
5.550% due 10/17/2012	3,700	3,700

American General Finance Corp.
4.625% due 09/01/2010	4,000	3,029

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,031

Bank of America Corp.
2.100% due 04/30/2012	2,200	2,205

Bank of America N.A.
6.000% due 10/15/2036	300	241

Calabash Re Ltd.
9.024% due 01/08/2010	1,400	1,336
11.524% due 01/08/2010	1,900	1,852

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	2,000	1,700

Citigroup Funding, Inc.
2.036% due 05/07/2010	100	98

Citigroup, Inc.
1.004% due 05/18/2010	100	98
5.500% due 04/11/2013	7,100	6,662
5.625% due 08/27/2012	2,800	2,624

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,914

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	395

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	9,363

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	50	40
7.375% due 02/01/2011	100	91

General Electric Capital Corp.
0.655% due 10/06/2010	400	393
1.357% due 01/08/2016	300	244
2.250% due 03/12/2012	2,800	2,827

GMAC LLC
6.000% due 12/15/2011	300	252

Goldman Sachs Group, Inc.
0.701% due 06/28/2010	500	497

ICICI Bank Ltd.
1.679% due 01/12/2010	2,300	2,255

ING Bank NV
3.900% due 03/19/2014	1,100	1,122

International Lease Finance Corp.
5.550% due 09/05/2012	8,300	6,454
6.625% due 11/15/2013	1,805	1,391

JPMorgan Chase & Co.
0.964% due 05/16/2011	100	97
1.282% due 01/17/2011	200	198

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	5,200	793
2.911% due 08/21/2009 (a)	1,400	214
3.005% due 07/18/2011 (a)	1,000	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.011% due 12/23/2010 (a)	$900	$137
5.625% due 01/24/2013 (a)	1,700	266

Longpoint Re Ltd.
5.874% due 05/08/2010	700	680

Merrill Lynch & Co., Inc.
0.892% due 09/09/2009	100	100
1.236% due 02/05/2010	100	99

Morgan Stanley
1.411% due 01/15/2010	200	198
3.006% due 05/14/2010	100	100
5.750% due 10/18/2016	15,000	14,401

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	300	285

Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	2,300	2,298
3.000% due 12/09/2011	1,900	1,941

SLM Corp.
0.829% due 03/15/2011	2,500	2,146

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	4,800	4,624

Wells Fargo & Co.
0.729% due 09/15/2009	300	300

		81,042

INDUSTRIALS 0.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	205

Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,423

General Motors Corp.
8.100% due 06/15/2024 (a)	2,800	343

		2,971

Total Corporate Bonds & Notes (Cost $96,578)		84,013

U.S. GOVERNMENT AGENCIES 67.3%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	3,412	3,037
0.664% due 09/25/2042 - 03/25/2044	1,117	1,043
0.714% due 05/25/2031 - 11/25/2032	2,405	2,376
1.375% due 04/28/2011	9,800	9,832
2.638% due 07/01/2042 - 06/01/2043	889	886
2.693% due 09/01/2041	467	464
2.838% due 09/01/2040	4	4
3.392% due 11/01/2035	259	263
4.500% due 01/01/2022	97	99
4.647% due 12/01/2036	60	60
4.648% due 07/01/2035	342	354
4.845% due 09/01/2034	55	55
4.885% due 09/01/2035	828	850
5.000% due 04/25/2033	60	63
5.500% due 12/01/2009 - 04/01/2039	22,650	23,411
6.000% due 08/01/2016 - 07/01/2039	287,309	300,613
6.250% due 02/01/2011	11,100	11,680
6.500% due 10/01/2037 - 12/25/2042	821	875

Federal Home Loan Bank
3.375% due 06/24/2011	400	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 10/01/2020	$7	$7

Freddie Mac
0.354% due 12/25/2036	2,721	2,589
0.469% due 07/15/2019 - 10/15/2020	12,372	12,126
0.574% due 08/25/2031	289	232
0.619% due 05/15/2036	884	854
0.669% due 12/15/2030	325	321
0.719% due 06/15/2018	120	118
0.888% due 02/01/2011	1,000	999
0.926% due 05/04/2011 (d)	33,700	33,787
0.937% due 08/05/2011 (d)	11,800	11,804
1.125% due 06/01/2011	3,000	2,996
1.211% due 04/07/2011	4,000	4,013
1.625% due 04/26/2011	4,100	4,134
2.639% due 02/25/2045	594	566
4.924% due 07/01/2035	673	697
5.000% due 10/01/2018 - 07/15/2024	669	682
5.250% due 07/18/2011	300	324
5.500% due 08/15/2030 - 04/01/2038	1,719	1,777
6.000% due 09/01/2016 - 02/01/2039	1,064	1,113
6.500% due 07/25/2043	125	133

Ginnie Mae
6.000% due 09/15/2038 - 07/01/2039	1,092	1,138

Small Business Administration
5.600% due 09/01/2028	979	1,041

Total U.S. Government Agencies (Cost $436,410)		437,831

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	3,892	3,882

Total U.S. Treasury Obligations (Cost $3,889)		3,882

MORTGAGE-BACKED SECURITIES 12.8%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035	1,670	1,088

American Home Mortgage Investment Trust
4.290% due 10/25/2034	985	700
4.390% due 02/25/2045	382	301

Banc of America Funding Corp.
6.102% due 01/20/2047	1,290	687

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	1,210	1,004
4.185% due 07/25/2034	1,135	911
6.500% due 10/25/2031	45	44

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	7,368	6,332
2.900% due 03/25/2035	279	242
4.179% due 07/25/2034	901	719
4.550% due 08/25/2035	5,844	5,163
4.740% due 10/25/2035	1,486	1,434
4.965% due 01/25/2035	958	809
5.021% due 04/25/2033	17	15
5.088% due 02/25/2033	3	3
5.409% due 01/25/2034	68	55
5.423% due 04/25/2033	38	34

Bear Stearns Alt-A Trust
0.474% due 02/25/2034	920	522

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	$400	$325
5.471% due 01/12/2045	1,200	1,000

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	1,046	806

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	1,851	1,023
5.714% due 12/26/2046	1,038	632

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	451	368
4.669% due 08/25/2035	2,338	694

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	2,635

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	1,002	377
4.500% due 06/25/2035	297	290
6.000% due 10/25/2033	54	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	2,731	2,174
4.786% due 11/25/2034	1,553	1,180
5.250% due 02/20/2036	895	523

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	287

CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	3	3
3.844% due 07/25/2033	10,744	6,774
4.938% due 12/15/2040	222	222

First Horizon Alternative Mortgage Securities
5.292% due 09/25/2034	2,612	1,760

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	845	643

GMAC Mortgage Corp. Loan Trust
5.468% due 11/19/2035	519	336

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	839	691
0.394% due 01/25/2047	993	754

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	961	728

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	171
5.444% due 03/10/2039	1,900	1,520

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	1,827	1,568
5.993% due 08/10/2045	3,900	2,958

GSR Mortgage Loan Trust
4.469% due 09/25/2035	2,454	2,067
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	216	97
3.683% due 06/19/2034	212	206
5.143% due 07/19/2035	1,273	741

Impac CMB Trust
1.314% due 07/25/2033	410	302

Indymac Index Mortgage Loan Trust
4.976% due 12/25/2034	630	478

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	443
5.882% due 02/15/2051	1,300	977
6.007% due 06/15/2049	100	85

JPMorgan Mortgage Trust
5.012% due 02/25/2035	904	791

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	304	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	$163	$145

MASTR Asset Securitization Trust
5.500% due 09/25/2033	58	56

Mellon Residential Funding Corp.
0.799% due 06/15/2030	383	319

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	1,819

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	619	334

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	491	328
1.314% due 10/25/2035	304	243
3.145% due 01/25/2029	57	45
4.250% due 10/25/2035	1,634	1,308

Morgan Stanley Capital I
0.380% due 10/15/2020	1,758	1,304
5.809% due 12/12/2049	300	229

Prime Mortgage Trust
0.714% due 02/25/2019	10	9
0.714% due 02/25/2034	44	35

Residential Funding Mortgage Securities I
5.202% due 09/25/2035	1,843	1,321

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	148	141

Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	507	215
4.802% due 02/25/2034	705	532
5.073% due 08/25/2034	944	670
5.334% due 01/25/2035	1,861	1,252
5.516% due 08/25/2035	553	360

Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	2,007	1,870
0.563% due 07/19/2035	1,339	843
0.594% due 02/25/2036	312	143
0.973% due 09/19/2032	10	8

Structured Asset Securities Corp.
4.504% due 10/25/2035	841	579

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	863	776

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	2,173	1,600
0.409% due 09/15/2021	3,320	2,393
5.509% due 04/15/2047	1,800	1,199

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	283	133
0.604% due 10/25/2045	1,595	837
2.070% due 01/25/2047	648	287
2.540% due 11/25/2042	137	79
2.674% due 05/25/2041	91	74
2.740% due 06/25/2042	81	59
2.740% due 08/25/2042	308	195
2.877% due 02/27/2034	56	46
3.127% due 09/25/2046	876	382

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,969	1,648
4.950% due 03/25/2036	1,132	801
4.981% due 12/25/2034	1,474	1,315

Total Mortgage-Backed Securities (Cost $110,710)		82,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
0.374% due 10/25/2036	$473	$308

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	13	7

Asset-Backed Funding Certificates
0.374% due 10/25/2036	85	83
0.374% due 01/25/2037	344	284

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	492	451
0.589% due 09/25/2034	286	185
1.969% due 03/15/2032	240	142

Atrium CDO Corp.
1.522% due 06/27/2015	6,075	4,682

Bear Stearns Asset-Backed Securities Trust
1.314% due 10/25/2037	4,241	2,286

CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	1	1

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	2,362	2,234
0.364% due 12/25/2046	40	39
0.364% due 03/25/2047	125	122
0.364% due 06/25/2047	2,503	2,323
0.384% due 06/25/2047	515	478
0.394% due 06/25/2037	432	399
0.424% due 10/25/2046	337	317
0.574% due 05/25/2036	3,353	2,507
0.794% due 12/25/2031	50	22

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	10	7

Equity One Asset-Backed Securities, Inc.
0.874% due 11/25/2032	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	611	576

GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036	88	65

GSAMP Trust
0.604% due 03/25/2034	39	39

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	151	147
0.605% due 01/20/2034	1,942	1,346
0.665% due 09/20/2033	166	125

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	179	170

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	85	78

Lehman XS Trust
0.384% due 05/25/2046	1	1
0.394% due 11/25/2046	1,056	884
0.434% due 11/25/2036	252	246

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	34	22

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	332	308

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	271	269

Morgan Stanley ABS Capital I
0.364% due 09/25/2036	872	835
0.374% due 05/25/2037	1,279	1,022

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	3,431	3,051

Option One Mortgage Loan Trust
0.364% due 01/25/2037	240	227

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.384% due 11/25/2036		$140	$138

Saxon Asset Securities Trust
0.374% due 10/25/2046		83	80

Soundview Home Equity Loan Trust
0.394% due 01/25/2037		563	549

Structured Asset Securities Corp.
0.364% due 10/25/2036		469	429

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		27	27

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		37	37

Total Asset-Backed Securities (Cost $34,279)			27,557

SOVEREIGN ISSUES 1.7%

Korea Development Bank
1.317% due 04/03/2010		6,100	5,972

Province of Ontario Canada
4.100% due 06/16/2014		5,100	5,209

Total Sovereign Issues (Cost $11,197)			11,181

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,465
12.500% due 01/05/2022		900	512

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	400	568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	700	$981

Total Foreign Currency-Denominated Issues (Cost $3,543)			3,526

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

General Motors Corp.
5.250% due 03/06/2032		4,000	12

Wells Fargo & Co.
7.500% due 12/31/2049		5,900	4,631

Total Convertible Preferred Stocks (Cost $4,615)			4,643

PREFERRED STOCKS 0.6%

DG Funding Trust
1.343% due 12/31/2049		420	3,633

Total Preferred Stocks (Cost $4,462)			3,633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 1.9%

Barclays Capital, Inc.
0.100% due 07/01/2009		$2,700	2,700
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $2,780. Repurchase proceeds are $2,700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2009	$9,395	$9,395
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $9,584. Repurchase proceeds are $9,395.)

		12,095

U.S. TREASURY BILLS 0.2%
0.101% due 07/09/2009-
07/23/2009 (b)(d)	1,450	1,450

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.0%
	3,922,354	39,259

Total Short-Term Instruments (Cost $52,804)		52,804

PURCHASED OPTIONS (h) 0.3%
(Cost $509)		1,815

Total Investments 110.5% (Cost $763,729)		$718,442

Written Options (i) (0.0%) (Premiums $93)		(27)

Other Assets and Liabilities (Net) (10.5%)		(67,975)

Net Assets 100.0%		$650,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,413 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $187,524 at a weighted average interest rate of 1.041%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,882 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	16	$14
90-Day Euribor March Futures	Long	03/2010	28	38
90-Day Eurodollar December Futures	Long	12/2009	472	891
90-Day Eurodollar December Futures	Long	12/2010	107	(69)
90-Day Eurodollar June Futures	Long	06/2010	88	24
90-Day Eurodollar March Futures	Long	03/2010	103	546
90-Day Eurodollar September Futures	Long	09/2009	548	4,301
90-Day Eurodollar September Futures	Long	09/2010	10	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	306
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	8	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	8	(1)

				$6,056

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	$2,700	$(991)	$0	$(991)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	2,700	(992)	0	(992)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.284%	600	(68)	0	(68)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	200	(32)	0	(32)
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	10.284%	8,300	(701)	0	(701)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	4.121%	900	(49)	0	(49)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	4.347%	700	(69)	0	(69)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	2,200	(25)	0	(25)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	1,600	1	0	1
General Electric Capital Corp.	DUB	0.800%	06/20/2011	4.176%	4,300	(268)	0	(268)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	600	(33)	0	(33)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	2,400	(7)	0	(7)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	4.336%	1,900	42	0	42
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	300	(13)	0	(13)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	1,000	(160)	0	(160)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	500	(85)	0	(85)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	900	(117)	0	(117)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	2,100	(55)	0	(55)
JSC Gazprom	BCLY	1.600%	12/20/2012	4.955%	3,800	(387)	0	(387)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	2,600	(238)	0	(238)
JSC Gazprom	MSC	2.480%	02/20/2013	4.938%	6,500	(448)	0	(448)
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	1,000	10	0	10
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	1,500	(140)	0	(140)
SLM Corp.	CITI	5.600%	09/20/2009	8.948%	4,900	(30)	0	(30)

						$(4,861)	$0	$(4,861)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	$1,100	$(261)	$0	$(261)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,100	(253)	0	(253)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	600	(137)	0	(137)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,068	(50)	0	(50)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	100	0	100
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	1	0	1

					$(832)	$0	$(832)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$63	$0	$63
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	1	21
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,300	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		600	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		300	5	0	5

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,200	$3	$0	$3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,700	4	0	4
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	2	0	2
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,400	44	(6)	50
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,400	44	(5)	49
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,500	26	2	24
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,400	27	1	26
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,230	(55)	2,285
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		$1,000	50	37	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,600	478	364	114
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,300	114	72	42
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		5,000	31	0	31
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		3,000	19	0	19
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM		2,000	12	0	12
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		15,000	93	0	93
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	16,600	(58)	139	(197)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	60	(17)	77

							$3,323	$533	$2,790

(h)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$315
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	219
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	26	82
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,700	139	527
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	96	305
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	367

							$509	$1,815

(i)	Written options outstanding on June 30, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	81	$18	$4
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	24	4	1

				$22	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$3,000	$13	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	6	4
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,000	12	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,500	20	4
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	6	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	8

							$71	$22

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	197	$47,900	EUR	0	$1,299
Sales	421	104,000		10,000	551
Closing Buys	(513)	(133,900)		(10,000)	(1,757)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2009	105	$18,000	EUR	0	$93

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

(j)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$2,000	$2,066	$2,064

(k)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,547	07/2009	GSC	$29	$0	$29
Buy	BRL	2,920	08/2009	HSBC	91	0	91
Sell		4,535	08/2009	HSBC	0	(232)	(232)
Buy		1,696	08/2009	MLP	71	0	71
Buy	CAD	796	08/2009	JPM	0	(42)	(42)
Buy	CNY	1,961	07/2009	BCLY	0	(13)	(13)
Sell		1,961	07/2009	BCLY	0	(15)	(15)
Sell		5,741	07/2009	CITI	0	(21)	(21)
Buy		721	07/2009	DUB	0	(5)	(5)
Sell		11,641	07/2009	DUB	0	(38)	(38)
Buy		914	07/2009	HSBC	0	(6)	(6)
Sell		2,105	07/2009	HSBC	0	(10)	(10)
Buy		19,344	07/2009	JPM	0	(168)	(168)
Sell		1,491	07/2009	JPM	0	(13)	(13)
Buy		3,989	09/2009	BCLY	8	0	8
Sell		10,601	09/2009	BCLY	0	(38)	(38)
Buy		2,568	09/2009	CITI	6	0	6
Sell		9,001	09/2009	CITI	0	(31)	(31)
Buy		11,572	09/2009	DUB	25	0	25
Buy		5,131	09/2009	HSBC	12	0	12
Sell		2,334	09/2009	HSBC	0	(9)	(9)
Buy		2,140	09/2009	JPM	4	0	4
Sell		3,464	09/2009	JPM	0	(14)	(14)
Buy		787	03/2010	BCLY	0	(1)	(1)
Buy		788	03/2010	HSBC	0	0	0
Buy		4,788	03/2010	JPM	0	(2)	(2)
Sell	EUR	167	07/2009	BCLY	0	(1)	(1)
Sell		90	07/2009	GSC	0	0	0
Sell	GBP	1,361	07/2009	CITI	0	(133)	(133)
Buy		1,243	07/2009	MSC	0	(9)	(9)
Buy		118	07/2009	RBS	9	0	9
Sell		1,243	08/2009	MSC	8	0	8
Buy	JPY	21,006	07/2009	BNP	0	0	0
Buy		21,006	08/2009	MSC	0	0	0
Buy	SGD	709	07/2009	HSBC	0	(1)	(1)
Sell		709	07/2009	HSBC	0	(23)	(23)

					$263	$(825)	$(562)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$83,333	$680	$84,013
U.S. Government Agencies	0	437,824	7	437,831
Mortgage-Backed Securities	0	82,403	579	82,982
Short-Term Instruments	39,259	13,545	0	52,804
Other Investments ++	4,631	56,181	0	60,812

Investments, at value	$43,890	$673,286	$1,266	$718,442

Short Sales, at value	$0	$(2,064)	$0	$(2,064)

Financial Derivative Instruments +++	$6,056	$(3,635)	$143	$2,564

Total	$49,946	$667,587	$1,409	$718,942

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$(3)	$683	$680
U.S. Government Agencies	8	(1)	0	0	0	0	7
Mortgage-Backed Securities	0	(77)	1	0	(10)	665	579

Investments, at value	$8	$(78)	$1	$0	$(13)	$1,348	$1,266

Financial Derivative Instruments +++	$506	$0	$0	$0	$(363)	$0	$143

Total	$514	$(78)	$1	$0	$(376)	$1,348	$1,409

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$1,815	$0	$0	$0	$0	$1,815
Variation margin receivable ^^	6,130	0	0	0	0	6,130
Unrealized appreciation on foreign currency contracts	0	263	0	0	0	263
Unrealized appreciation on swap agreements	2,988	0	154	0	0	3,142

	$10,933	$263	$154	$0	$0	$11,350

Liabilities:
Written options outstanding	$27	$0	$0	$0	$0	$27
Variation margin payable ^^	74	0	0	0	0	74
Unrealized depreciation on foreign currency contracts	0	825	0	0	0	825
Unrealized depreciation on swap agreements	197	0	5,848	0	0	6,045

	$298	$825	$5,848	$0	$0	$6,971

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(318)	$0	$0	$0	$0	$(318)
Net realized gain (loss) on futures contracts, written options and swaps	565	0	(2,378)	0	0	(1,813)
Net realized (loss) on foreign currency transactions	0	(1,467)	0	0	0	(1,467)

	$247	$(1,467)	$(2,378)	$0	$0	$(3,598)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,353)	$0	$0	$0	$0	$(1,353)
Net change in unrealized appreciation on futures contracts, written options and swaps	9,111	0	4,893	0	0	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	932	0	0	0	932

	$7,758	$932	$4,893	$0	$0	$13,583

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of

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Notes to Financial Statements (Cont.)

ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s

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exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$6,603	$538,683

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Low Duration Portfolio	$ 0	$ 283,440	$244,200	$(1)	$39,259	$40	$20

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,937,750	$3,077,316	$377,963	$923,952

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,232	$30,507	521	$5,299
Administrative Class	14,518	139,644	36,415	371,801
Advisor Class	795	7,911	469	4,717
Issued as reinvestment of distributions
Institutional Class	92	899	155	1,544
Administrative Class	1,388	13,562	7,992	79,404
Advisor Class	7	65	11	102
Cost of shares redeemed
Institutional Class	(466)	(4,496)	(983)	(10,101)
Administrative Class	(76,056)	(724,919)	(63,518)	(629,025)
Advisor Class	(219)	(2,141)	(287)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(56,709)	$(538,968)	(19,225)	$(179,084)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	6	78
Advisor Class	3	98

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,470	$(51,757)	$(45,287)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	60.9%
Corporate Bonds & Notes	11.7%
Mortgage-Backed Securities	11.6%
Short-Term Instruments	7.4%
Asset-Backed Securities	3.8%
Other	4.6%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (03/31/06)
PIMCO Low Duration Portfolio Advisor Class	6.73%	5.05%	5.29%
Merrill Lynch 1-3 Year U.S. Treasury Index±	-0.02%	4.39%	5.35%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.84% for Advisor Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,067.34	$1,020.93
Expenses Paid During Period†	$4.00	$3.91

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements

»	An above-index duration exposure (or sensitivity to changes in market interest rates) during the period detracted from performance as interest rates increased.

»	An emphasis on high quality Agency mortgage pass-through securities contributed to returns as these securities outperformed during the period.

»	Exposure to corporate securities, with a focus on financials, benefited performance as corporate securities outpaced like-duration U.S. Treasuries.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries as spreads narrowed.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$9.68	$10.30	$10.06	$10.01
Net investment income (a)	0.19	0.40	0.47	0.35
Net realized/unrealized gain (loss) on investments	0.45	(0.46)	0.25	0.02
Total income (loss) from investment operations	0.64	(0.06)	0.72	0.37
Dividends from net investment income	(0.20)	(0.40)	(0.48)	(0.32)
Distributions from net realized capital gains	0.00	(0.16)	0.00	0.00
Total distributions	(0.20)	(0.56)	(0.48)	(0.32)
Net asset value end of year or period	$10.12	$9.68	$10.30	$10.06
Total return	6.73%	(0.52)%	7.33%	3.75%
Net assets end of year or period (000s)	$8,155	$2,154	$308	$188
Ratio of expenses to average net assets	0.78%*	0.84%	0.65%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.65%	0.75%*
Ratio of net investment income to average net assets	3.82%*	4.06%	4.69%	4.59%*
Portfolio turnover rate	340%	293%	72%	200%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$667,088
Investments in Affiliates, at value	39,259
Repurchase agreements, at value	12,095
Cash	558
Foreign currency, at value	1,287
Receivable for investments sold	44,983
Receivable for investments sold on a delayed-delivery basis	32,620
Receivable for Portfolio shares sold	847
Interest and dividends receivable	3,172
Dividends receivable from Affiliates	5
Variation margin receivable	109
Swap premiums paid	616
Unrealized appreciation on foreign currency contracts	263
Unrealized appreciation on swap agreements	3,142
806,044

Liabilities:
Payable for investments purchased	$103,918
Payable for investments in Affiliates purchased	5
Payable for investments purchased on a delayed-delivery basis	38,311
Payable for Portfolio shares redeemed	854
Payable for short sales	2,064
Written options outstanding	27
Dividends payable	11
Deposits from counterparty	2,941
Accrued investment advisory fee	131
Accrued supervisory and administrative fee	131
Accrued distribution fee	1
Accrued servicing fee	78
Variation margin payable	179
Swap premiums received	83
Unrealized depreciation on foreign currency contracts	825
Unrealized depreciation on swap agreements	6,045
155,604

Net Assets	$650,440

Net Assets Consist of:
Paid in capital	$702,750
Undistributed net investment income	11,434
Accumulated undistributed net realized (loss)	(21,160)
Net unrealized (depreciation)	(42,584)
$650,440

Net Assets:
Institutional Class	$55,908
Administrative Class	586,377
Advisor Class	8,155

Shares Issued and Outstanding:
Institutional Class	5,524
Administrative Class	57,938
Advisor Class	806

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.12
Administrative Class	10.12
Advisor Class	10.12

Cost of Investments Owned	$712,374
Cost of Investments in Affiliates Owned	$39,260
Cost of Repurchase Agreements Owned	$12,095
Cost of Foreign Currency Held	$1,252
Proceeds Received on Short Sales	$2,066
Premiums Received on Written Options	$93

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$17,177
Dividends	238
Dividends from Affiliate investments	40
Miscellaneous income	4
Total Income	17,459

Expenses:
Investment advisory fees	926
Supervisory and administrative fees	926
Servicing fees – Administrative Class	524
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	5
Interest expense	218
Total Expenses	2,603

Net Investment Income	14,856

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(43,237)
Net realized gain on Affiliate investments	20
Net realized (loss) on futures contracts, written options and swaps	(1,819)
Net realized (loss) on foreign currency transactions	(1,480)
Net change in unrealized appreciation on investments	50,944
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,060
Net Gain	19,491

Net Increase in Net Assets Resulting from Operations	$34,347

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,856	$58,660
Net realized gain (loss)	(46,536)	68,893
Net realized gain on Affiliate investments	20	0
Net change in unrealized appreciation (depreciation)	66,008	(139,824)
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase (decrease) resulting from operations	34,347	(12,271)

Distributions to Shareholders:
From net investment income
Institutional Class	(900)	(1,135)
Administrative Class	(15,150)	(58,471)
Advisor Class	(65)	(54)
From net realized capital gains
Institutional Class	0	(409)
Administrative Class	0	(21,108)
Advisor Class	0	(47)

Total Distributions	(16,115)	(81,224)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	30,507	5,299
Administrative Class	139,644	371,801
Advisor Class	7,911	4,717
Issued as reinvestment of distributions
Institutional Class	899	1,544
Administrative Class	13,562	79,404
Advisor Class	65	102
Cost of shares redeemed
Institutional Class	(4,496)	(10,101)
Administrative Class	(724,919)	(629,025)
Advisor Class	(2,141)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(538,968)	(179,084)

Total (Decrease) in Net Assets	(520,736)	(272,579)

Net Assets:
Beginning of period	1,171,176	1,443,755
End of period*	$650,440	$1,171,176

*Including undistributed net investment income of:	$11,434	$12,693

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
4.320% due 08/03/2012	$4,912	$4,575

Total Bank Loan Obligations (Cost $4,733)		4,575

CORPORATE BONDS & NOTES 12.9%

BANKING & FINANCE 12.5%

American Express Centurion Bank
0.375% due 09/22/2009	200	199
5.550% due 10/17/2012	3,700	3,700

American General Finance Corp.
4.625% due 09/01/2010	4,000	3,029

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,031

Bank of America Corp.
2.100% due 04/30/2012	2,200	2,205

Bank of America N.A.
6.000% due 10/15/2036	300	241

Calabash Re Ltd.
9.024% due 01/08/2010	1,400	1,336
11.524% due 01/08/2010	1,900	1,852

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	2,000	1,700

Citigroup Funding, Inc.
2.036% due 05/07/2010	100	98

Citigroup, Inc.
1.004% due 05/18/2010	100	98
5.500% due 04/11/2013	7,100	6,662
5.625% due 08/27/2012	2,800	2,624

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,914

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	395

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	9,363

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	50	40
7.375% due 02/01/2011	100	91

General Electric Capital Corp.
0.655% due 10/06/2010	400	393
1.357% due 01/08/2016	300	244
2.250% due 03/12/2012	2,800	2,827

GMAC LLC
6.000% due 12/15/2011	300	252

Goldman Sachs Group, Inc.
0.701% due 06/28/2010	500	497

ICICI Bank Ltd.
1.679% due 01/12/2010	2,300	2,255

ING Bank NV
3.900% due 03/19/2014	1,100	1,122

International Lease Finance Corp.
5.550% due 09/05/2012	8,300	6,454
6.625% due 11/15/2013	1,805	1,391

JPMorgan Chase & Co.
0.964% due 05/16/2011	100	97
1.282% due 01/17/2011	200	198

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	5,200	793
2.911% due 08/21/2009 (a)	1,400	214
3.005% due 07/18/2011 (a)	1,000	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.011% due 12/23/2010 (a)	$900	$137
5.625% due 01/24/2013 (a)	1,700	266

Longpoint Re Ltd.
5.874% due 05/08/2010	700	680

Merrill Lynch & Co., Inc.
0.892% due 09/09/2009	100	100
1.236% due 02/05/2010	100	99

Morgan Stanley
1.411% due 01/15/2010	200	198
3.006% due 05/14/2010	100	100
5.750% due 10/18/2016	15,000	14,401

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	300	285

Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	2,300	2,298
3.000% due 12/09/2011	1,900	1,941

SLM Corp.
0.829% due 03/15/2011	2,500	2,146

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	4,800	4,624

Wells Fargo & Co.
0.729% due 09/15/2009	300	300

		81,042

INDUSTRIALS 0.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	205

Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,423

General Motors Corp.
8.100% due 06/15/2024 (a)	2,800	343

		2,971

Total Corporate Bonds & Notes (Cost $96,578)		84,013

U.S. GOVERNMENT AGENCIES 67.3%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	3,412	3,037
0.664% due 09/25/2042 - 03/25/2044	1,117	1,043
0.714% due 05/25/2031 - 11/25/2032	2,405	2,376
1.375% due 04/28/2011	9,800	9,832
2.638% due 07/01/2042 - 06/01/2043	889	886
2.693% due 09/01/2041	467	464
2.838% due 09/01/2040	4	4
3.392% due 11/01/2035	259	263
4.500% due 01/01/2022	97	99
4.647% due 12/01/2036	60	60
4.648% due 07/01/2035	342	354
4.845% due 09/01/2034	55	55
4.885% due 09/01/2035	828	850
5.000% due 04/25/2033	60	63
5.500% due 12/01/2009 - 04/01/2039	22,650	23,411
6.000% due 08/01/2016 - 07/01/2039	287,309	300,613
6.250% due 02/01/2011	11,100	11,680
6.500% due 10/01/2037 - 12/25/2042	821	875

Federal Home Loan Bank
3.375% due 06/24/2011	400	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 10/01/2020	$7	$7

Freddie Mac
0.354% due 12/25/2036	2,721	2,589
0.469% due 07/15/2019 - 10/15/2020	12,372	12,126
0.574% due 08/25/2031	289	232
0.619% due 05/15/2036	884	854
0.669% due 12/15/2030	325	321
0.719% due 06/15/2018	120	118
0.888% due 02/01/2011	1,000	999
0.926% due 05/04/2011 (d)	33,700	33,787
0.937% due 08/05/2011 (d)	11,800	11,804
1.125% due 06/01/2011	3,000	2,996
1.211% due 04/07/2011	4,000	4,013
1.625% due 04/26/2011	4,100	4,134
2.639% due 02/25/2045	594	566
4.924% due 07/01/2035	673	697
5.000% due 10/01/2018 - 07/15/2024	669	682
5.250% due 07/18/2011	300	324
5.500% due 08/15/2030 - 04/01/2038	1,719	1,777
6.000% due 09/01/2016 - 02/01/2039	1,064	1,113
6.500% due 07/25/2043	125	133

Ginnie Mae
6.000% due 09/15/2038 - 07/01/2039	1,092	1,138

Small Business Administration
5.600% due 09/01/2028	979	1,041

Total U.S. Government Agencies (Cost $436,410)		437,831

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	3,892	3,882

Total U.S. Treasury Obligations (Cost $3,889)		3,882

MORTGAGE-BACKED SECURITIES 12.8%

Adjustable Rate Mortgage Trust
5.152% due 09/25/2035	1,670	1,088

American Home Mortgage Investment Trust
4.290% due 10/25/2034	985	700
4.390% due 02/25/2045	382	301

Banc of America Funding Corp.
6.102% due 01/20/2047	1,290	687

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	1,210	1,004
4.185% due 07/25/2034	1,135	911
6.500% due 10/25/2031	45	44

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	7,368	6,332
2.900% due 03/25/2035	279	242
4.179% due 07/25/2034	901	719
4.550% due 08/25/2035	5,844	5,163
4.740% due 10/25/2035	1,486	1,434
4.965% due 01/25/2035	958	809
5.021% due 04/25/2033	17	15
5.088% due 02/25/2033	3	3
5.409% due 01/25/2034	68	55
5.423% due 04/25/2033	38	34

Bear Stearns Alt-A Trust
0.474% due 02/25/2034	920	522

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	$400	$325
5.471% due 01/12/2045	1,200	1,000

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	1,046	806

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	1,851	1,023
5.714% due 12/26/2046	1,038	632

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	451	368
4.669% due 08/25/2035	2,338	694

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	2,635

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	1,002	377
4.500% due 06/25/2035	297	290
6.000% due 10/25/2033	54	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	2,731	2,174
4.786% due 11/25/2034	1,553	1,180
5.250% due 02/20/2036	895	523

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	287

CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	3	3
3.844% due 07/25/2033	10,744	6,774
4.938% due 12/15/2040	222	222

First Horizon Alternative Mortgage Securities
5.292% due 09/25/2034	2,612	1,760

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	845	643

GMAC Mortgage Corp. Loan Trust
5.468% due 11/19/2035	519	336

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	839	691
0.394% due 01/25/2047	993	754

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	961	728

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	171
5.444% due 03/10/2039	1,900	1,520

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	1,827	1,568
5.993% due 08/10/2045	3,900	2,958

GSR Mortgage Loan Trust
4.469% due 09/25/2035	2,454	2,067
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	216	97
3.683% due 06/19/2034	212	206
5.143% due 07/19/2035	1,273	741

Impac CMB Trust
1.314% due 07/25/2033	410	302

Indymac Index Mortgage Loan Trust
4.976% due 12/25/2034	630	478

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	443
5.882% due 02/15/2051	1,300	977
6.007% due 06/15/2049	100	85

JPMorgan Mortgage Trust
5.012% due 02/25/2035	904	791

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	304	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	$163	$145

MASTR Asset Securitization Trust
5.500% due 09/25/2033	58	56

Mellon Residential Funding Corp.
0.799% due 06/15/2030	383	319

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	1,819

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	619	334

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	491	328
1.314% due 10/25/2035	304	243
3.145% due 01/25/2029	57	45
4.250% due 10/25/2035	1,634	1,308

Morgan Stanley Capital I
0.380% due 10/15/2020	1,758	1,304
5.809% due 12/12/2049	300	229

Prime Mortgage Trust
0.714% due 02/25/2019	10	9
0.714% due 02/25/2034	44	35

Residential Funding Mortgage Securities I
5.202% due 09/25/2035	1,843	1,321

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	148	141

Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	507	215
4.802% due 02/25/2034	705	532
5.073% due 08/25/2034	944	670
5.334% due 01/25/2035	1,861	1,252
5.516% due 08/25/2035	553	360

Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	2,007	1,870
0.563% due 07/19/2035	1,339	843
0.594% due 02/25/2036	312	143
0.973% due 09/19/2032	10	8

Structured Asset Securities Corp.
4.504% due 10/25/2035	841	579

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	863	776

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	2,173	1,600
0.409% due 09/15/2021	3,320	2,393
5.509% due 04/15/2047	1,800	1,199

WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	283	133
0.604% due 10/25/2045	1,595	837
2.070% due 01/25/2047	648	287
2.540% due 11/25/2042	137	79
2.674% due 05/25/2041	91	74
2.740% due 06/25/2042	81	59
2.740% due 08/25/2042	308	195
2.877% due 02/27/2034	56	46
3.127% due 09/25/2046	876	382

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,969	1,648
4.950% due 03/25/2036	1,132	801
4.981% due 12/25/2034	1,474	1,315

Total Mortgage-Backed Securities (Cost $110,710)		82,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
0.374% due 10/25/2036	$473	$308

Amortizing Residential Collateral Trust
0.604% due 07/25/2032	13	7

Asset-Backed Funding Certificates
0.374% due 10/25/2036	85	83
0.374% due 01/25/2037	344	284

Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	492	451
0.589% due 09/25/2034	286	185
1.969% due 03/15/2032	240	142

Atrium CDO Corp.
1.522% due 06/27/2015	6,075	4,682

Bear Stearns Asset-Backed Securities Trust
1.314% due 10/25/2037	4,241	2,286

CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	1	1

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	2,362	2,234
0.364% due 12/25/2046	40	39
0.364% due 03/25/2047	125	122
0.364% due 06/25/2047	2,503	2,323
0.384% due 06/25/2047	515	478
0.394% due 06/25/2037	432	399
0.424% due 10/25/2046	337	317
0.574% due 05/25/2036	3,353	2,507
0.794% due 12/25/2031	50	22

CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	10	7

Equity One Asset-Backed Securities, Inc.
0.874% due 11/25/2032	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	611	576

GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036	88	65

GSAMP Trust
0.604% due 03/25/2034	39	39

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	151	147
0.605% due 01/20/2034	1,942	1,346
0.665% due 09/20/2033	166	125

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	179	170

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	85	78

Lehman XS Trust
0.384% due 05/25/2046	1	1
0.394% due 11/25/2046	1,056	884
0.434% due 11/25/2036	252	246

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	34	22

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	332	308

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	271	269

Morgan Stanley ABS Capital I
0.364% due 09/25/2036	872	835
0.374% due 05/25/2037	1,279	1,022

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	3,431	3,051

Option One Mortgage Loan Trust
0.364% due 01/25/2037	240	227

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.384% due 11/25/2036		$140	$138

Saxon Asset Securities Trust
0.374% due 10/25/2046		83	80

Soundview Home Equity Loan Trust
0.394% due 01/25/2037		563	549

Structured Asset Securities Corp.
0.364% due 10/25/2036		469	429

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		27	27

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		37	37

Total Asset-Backed Securities (Cost $34,279)			27,557

SOVEREIGN ISSUES 1.7%

Korea Development Bank
1.317% due 04/03/2010		6,100	5,972

Province of Ontario Canada
4.100% due 06/16/2014		5,100	5,209

Total Sovereign Issues (Cost $11,197)			11,181

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,465
12.500% due 01/05/2022		900	512

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	400	568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	700	$981

Total Foreign Currency-Denominated Issues (Cost $3,543)			3,526

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

General Motors Corp.
5.250% due 03/06/2032		4,000	12

Wells Fargo & Co.
7.500% due 12/31/2049		5,900	4,631

Total Convertible Preferred Stocks (Cost $4,615)			4,643

PREFERRED STOCKS 0.6%

DG Funding Trust
1.343% due 12/31/2049		420	3,633

Total Preferred Stocks (Cost $4,462)			3,633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 1.9%

Barclays Capital, Inc.
0.100% due 07/01/2009		$2,700	2,700
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $2,780. Repurchase proceeds are $2,700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2009	$9,395	$9,395
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $9,584. Repurchase proceeds are $9,395.)

		12,095

U.S. TREASURY BILLS 0.2%
0.101% due 07/09/2009-
07/23/2009 (b)(d)	1,450	1,450

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.0%
	3,922,354	39,259

Total Short-Term Instruments (Cost $52,804)		52,804

PURCHASED OPTIONS (h) 0.3%
(Cost $509)		1,815

Total Investments 110.5% (Cost $763,729)		$718,442

Written Options (i) (0.0%) (Premiums $93)		(27)

Other Assets and Liabilities (Net) (10.5%)		(67,975)

Net Assets 100.0%		$650,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,413 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $187,524 at a weighted average interest rate of 1.041%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,882 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	16	$14
90-Day Euribor March Futures	Long	03/2010	28	38
90-Day Eurodollar December Futures	Long	12/2009	472	891
90-Day Eurodollar December Futures	Long	12/2010	107	(69)
90-Day Eurodollar June Futures	Long	06/2010	88	24
90-Day Eurodollar March Futures	Long	03/2010	103	546
90-Day Eurodollar September Futures	Long	09/2009	548	4,301
90-Day Eurodollar September Futures	Long	09/2010	10	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	306
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	8	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	8	(1)

				$6,056

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	$2,700	$(991)	$0	$(991)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	2,700	(992)	0	(992)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.284%	600	(68)	0	(68)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	200	(32)	0	(32)
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	10.284%	8,300	(701)	0	(701)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	4.121%	900	(49)	0	(49)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	4.347%	700	(69)	0	(69)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	2,200	(25)	0	(25)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	1,600	1	0	1
General Electric Capital Corp.	DUB	0.800%	06/20/2011	4.176%	4,300	(268)	0	(268)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	600	(33)	0	(33)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	2,400	(7)	0	(7)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	4.336%	1,900	42	0	42
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	300	(13)	0	(13)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	1,000	(160)	0	(160)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	500	(85)	0	(85)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	900	(117)	0	(117)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	2,100	(55)	0	(55)
JSC Gazprom	BCLY	1.600%	12/20/2012	4.955%	3,800	(387)	0	(387)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	2,600	(238)	0	(238)
JSC Gazprom	MSC	2.480%	02/20/2013	4.938%	6,500	(448)	0	(448)
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	1,000	10	0	10
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	1,500	(140)	0	(140)
SLM Corp.	CITI	5.600%	09/20/2009	8.948%	4,900	(30)	0	(30)

						$(4,861)	$0	$(4,861)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	$1,100	$(261)	$0	$(261)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,100	(253)	0	(253)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	600	(137)	0	(137)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,068	(50)	0	(50)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	100	0	100
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	1	0	1

					$(832)	$0	$(832)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$63	$0	$63
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	1	21
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,300	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		600	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		300	5	0	5

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,200	$3	$0	$3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,700	4	0	4
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	2	0	2
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,400	44	(6)	50
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,400	44	(5)	49
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,500	26	2	24
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,400	27	1	26
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,230	(55)	2,285
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		$1,000	50	37	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,600	478	364	114
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,300	114	72	42
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		5,000	31	0	31
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		3,000	19	0	19
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM		2,000	12	0	12
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		15,000	93	0	93
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	16,600	(58)	139	(197)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	60	(17)	77

							$3,323	$533	$2,790

(h)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$315
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	219
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	26	82
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,700	139	527
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	96	305
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	367

							$509	$1,815

(i)	Written options outstanding on June 30, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	81	$18	$4
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	24	4	1

				$22	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$3,000	$13	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	6	4
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,000	12	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,500	20	4
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	6	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	8

							$71	$22

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2008	197	$47,900	EUR	0	$1,299
Sales	421	104,000		10,000	551
Closing Buys	(513)	(133,900)		(10,000)	(1,757)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2009	105	$18,000	EUR	0	$93

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

(j)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$2,000	$2,066	$2,064

(k)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,547	07/2009	GSC	$29	$0	$29
Buy	BRL	2,920	08/2009	HSBC	91	0	91
Sell		4,535	08/2009	HSBC	0	(232)	(232)
Buy		1,696	08/2009	MLP	71	0	71
Buy	CAD	796	08/2009	JPM	0	(42)	(42)
Buy	CNY	1,961	07/2009	BCLY	0	(13)	(13)
Sell		1,961	07/2009	BCLY	0	(15)	(15)
Sell		5,741	07/2009	CITI	0	(21)	(21)
Buy		721	07/2009	DUB	0	(5)	(5)
Sell		11,641	07/2009	DUB	0	(38)	(38)
Buy		914	07/2009	HSBC	0	(6)	(6)
Sell		2,105	07/2009	HSBC	0	(10)	(10)
Buy		19,344	07/2009	JPM	0	(168)	(168)
Sell		1,491	07/2009	JPM	0	(13)	(13)
Buy		3,989	09/2009	BCLY	8	0	8
Sell		10,601	09/2009	BCLY	0	(38)	(38)
Buy		2,568	09/2009	CITI	6	0	6
Sell		9,001	09/2009	CITI	0	(31)	(31)
Buy		11,572	09/2009	DUB	25	0	25
Buy		5,131	09/2009	HSBC	12	0	12
Sell		2,334	09/2009	HSBC	0	(9)	(9)
Buy		2,140	09/2009	JPM	4	0	4
Sell		3,464	09/2009	JPM	0	(14)	(14)
Buy		787	03/2010	BCLY	0	(1)	(1)
Buy		788	03/2010	HSBC	0	0	0
Buy		4,788	03/2010	JPM	0	(2)	(2)
Sell	EUR	167	07/2009	BCLY	0	(1)	(1)
Sell		90	07/2009	GSC	0	0	0
Sell	GBP	1,361	07/2009	CITI	0	(133)	(133)
Buy		1,243	07/2009	MSC	0	(9)	(9)
Buy		118	07/2009	RBS	9	0	9
Sell		1,243	08/2009	MSC	8	0	8
Buy	JPY	21,006	07/2009	BNP	0	0	0
Buy		21,006	08/2009	MSC	0	0	0
Buy	SGD	709	07/2009	HSBC	0	(1)	(1)
Sell		709	07/2009	HSBC	0	(23)	(23)

					$263	$(825)	$(562)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$83,333	$680	$84,013
U.S. Government Agencies	0	437,824	7	437,831
Mortgage-Backed Securities	0	82,403	579	82,982
Short-Term Instruments	39,259	13,545	0	52,804
Other Investments ++	4,631	56,181	0	60,812

Investments, at value	$43,890	$673,286	$1,266	$718,442

Short Sales, at value	$0	$(2,064)	$0	$(2,064)

Financial Derivative Instruments +++	$6,056	$(3,635)	$143	$2,564

Total	$49,946	$667,587	$1,409	$718,942

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$(3)	$683	$680
U.S. Government Agencies	8	(1)	0	0	0	0	7
Mortgage-Backed Securities	0	(77)	1	0	(10)	665	579

Investments, at value	$8	$(78)	$1	$0	$(13)	$1,348	$1,266

Financial Derivative Instruments +++	$506	$0	$0	$0	$(363)	$0	$143

Total	$514	$(78)	$1	$0	$(376)	$1,348	$1,409

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$1,815	$0	$0	$0	$0	$1,815
Variation margin receivable ^^	6,130	0	0	0	0	6,130
Unrealized appreciation on foreign currency contracts	0	263	0	0	0	263
Unrealized appreciation on swap agreements	2,988	0	154	0	0	3,142

	$10,933	$263	$154	$0	$0	$11,350

Liabilities:
Written options outstanding	$27	$0	$0	$0	$0	$27
Variation margin payable ^^	74	0	0	0	0	74
Unrealized depreciation on foreign currency contracts	0	825	0	0	0	825
Unrealized depreciation on swap agreements	197	0	5,848	0	0	6,045

	$298	$825	$5,848	$0	$0	$6,971

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(318)	$0	$0	$0	$0	$(318)
Net realized gain (loss) on futures contracts, written options and swaps	565	0	(2,378)	0	0	(1,813)
Net realized (loss) on foreign currency transactions	0	(1,467)	0	0	0	(1,467)

	$247	$(1,467)	$(2,378)	$0	$0	$(3,598)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,353)	$0	$0	$0	$0	$(1,353)
Net change in unrealized appreciation on futures contracts, written options and swaps	9,111	0	4,893	0	0	14,004
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	932	0	0	0	932

	$7,758	$932	$4,893	$0	$0	$13,583

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s

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exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general

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Notes to Financial Statements (Cont.)

market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services,

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including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$6,603	$538,683

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Low Duration Portfolio	$ 0	$ 283,440	$244,200	$(1)	$39,259	$40	$20

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,937,750	$3,077,316	$377,963	$923,952

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,232	$30,507	521	$5,299
Administrative Class	14,518	139,644	36,415	371,801
Advisor Class	795	7,911	469	4,717
Issued as reinvestment of distributions
Institutional Class	92	899	155	1,544
Administrative Class	1,388	13,562	7,992	79,404
Advisor Class	7	65	11	102
Cost of shares redeemed
Institutional Class	(466)	(4,496)	(983)	(10,101)
Administrative Class	(76,056)	(724,919)	(63,518)	(629,025)
Advisor Class	(219)	(2,141)	(287)	(2,825)
Net (decrease) resulting from Portfolio share transactions	(56,709)	$(538,968)	(19,225)	$(179,084)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	6	78
Advisor Class	3	98

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$6,470	$(51,757)	$(45,287)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Money Market Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, although certain investments in the Portfolio are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Portfolio acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Commercial Paper	51.1%
Repurchase Agreements	37.7%
U.S. Government Agencies	4.6%
Corporate Bonds & Notes	3.7%
Other	2.9%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Money Market Portfolio Administrative Class	0.05%	0.05%	0.08%	0.84%	3.02%	2.93%
Citigroup 3-Month Treasury Bill Index±	—	—	0.09%	0.78%	3.02%	3.03%
Lipper Money Market Fund Index±±	—	—	0.21%	1.19%	3.00%	2.88%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.48% for Administrative Class shares.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, although certain investments in the Portfolio are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Portfolio acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It is not possible to invest directly in an unmanaged index. Performance does not reflect deduction for taxes.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,000.76	$1,022.91
Expenses Paid During Period†	$1.89	$1.91

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

»	A focus on maintaining a significant exposure to repurchase agreements to meet liquidity needs detracted from performance as overnight yields were less than three-month U.S. Treasury Bill yields.

»	The Portfolio’s weighted average maturity (“WAM”) moved higher over the period to end at 55 days. This longer WAM helped add yield to the Portfolio in a positive yield curve environment.

»	An allocation to commercial paper (“CP”) benefited performance as CP yielded more than U.S. Treasury Bills over the period.

»	Exposure to Agency discount notes helped add yield to the Portfolio, although their yield advantage declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008	12/31/2007		12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income (a)	0.00		0.02	0.05		0.05	0.03	0.01
Dividends from net investment income	0.00		(0.02)	(0.05)		(0.05)	(0.03)	(0.01)
Net asset value end of year or period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return	0.08%		2.24%	4.86%		4.61%	2.77%	0.89%
Net assets end of year or period (000s)	$62,957		$58,511	$167,465		$66,240	$43,434	$32,184
Ratio of expenses to average net assets	0.38	%*(c)	0.48%	0.49	%(b)	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.38	%*(c)	0.48%	0.49	%(b)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.10	%*	2.58%	4.76%		4.61%	2.81%	0.91%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$175,219
Repurchase agreements, at value	106,248
Cash	1
Receivable for Portfolio shares sold	515
Interest and dividends receivable	89
Other assets	45
282,117

Liabilities:
Payable for Portfolio shares redeemed	$3
Accrued investment advisory fee	37
Accrued supervisory administrative fee	19
59

Net Assets	$282,058

Net Assets Consist of:
Paid in capital	$282,019
(Overdistributed) net investment income	(69)
Accumulated undistributed net realized gain	108
$282,058

Net Assets:
Institutional Class	$219,101
Administrative Class	62,957

Shares Issued and Outstanding:
Institutional Class	219,074
Administrative Class	62,943

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$175,219
Cost of Repurchase Agreements Owned	$106,248

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$677
Total Income	677

Expenses:
Investment advisory fees	164
Supervisory and administrative fees	274
Servicing fees – Administrative Class	44
Trustees’ fees	2
Interest expense	3
Miscellaneous expense	56
Total Expenses	543
Reimbursement by Manager	(67)
Net Expenses	476

Net Investment Income	201

Net Realized Gain:
Net realized gain on investments	90
Net Gain	90

Net Increase in Net Assets Resulting from Operations	$291

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$201	$7,776
Net realized gain	90	40
Net increase resulting from operations	291	7,816

Distributions to Shareholders:
From net investment income
Institutional Class	(224)	(5,306)
Administrative Class	(46)	(2,506)

Total Distributions	(270)	(7,812)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	11,922	29,799
Administrative Class	23,673	124,727
Issued as reinvestment of distributions
Institutional Class	224	5,306
Administrative Class	45	2,506
Cost of shares redeemed
Institutional Class	(10,430)	(31,619)
Administrative Class	(19,278)	(236,189)
Net increase (decrease) resulting from Portfolio share transactions	6,156	(105,470)

Total Increase (Decrease) in Net Assets	6,177	(105,466)

Net Assets:
Beginning of period	275,881	381,347
End of period*	$282,058	$275,881

*Including undistributed (overdistributed) net investment income of:	$(69)	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.7%

Merrill Lynch & Co., Inc.
3.188% due 05/12/2010	$7,000	$6,968

Wells Fargo & Co.
0.370% due 08/03/2009	3,500	3,500

Total Corporate Bonds & Notes (Cost $10,468)		10,468

U.S. GOVERNMENT AGENCIES 4.6%

Federal Home Loan Bank
0.601% due 12/02/2009	13,000	13,010

Total U.S. Government Agencies (Cost $13,010)		13,010

SHORT-TERM INSTRUMENTS 91.5%

COMMERCIAL PAPER 51.0%

BNP Paribas Finance, Inc.
0.125% due 07/01/2009	8,000	8,000
0.320% due 09/02/2009	5,600	5,597

Citigroup Funding, Inc.
0.370% due 07/02/2009	1,000	1,000
0.400% due 07/17/2009	4,000	3,999

Dexia Credit Local S.A.
1.160% due 12/23/2009	5,600	5,600

Fannie Mae
0.448% due 02/22/2010	34,600	34,503

Federal Home Loan Bank
0.097% due 07/01/2009	14,300	14,300
0.770% due 01/27/2010	6,800	6,800
0.850% due 03/11/2010	14,000	14,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.448% due 01/06/2010	$6,900	$6,884
0.703% due 01/04/2010	7,000	6,980
1.219% due 10/30/2009	14,000	14,029

JPMorgan Chase & Co.
0.250% due 07/01/2009	5,600	5,600

Nordea North America, Inc.
0.300% due 08/17/2009	5,400	5,397

Rabobank USA Financial Corp.
0.300% due 09/03/2009	5,600	5,597

Societe Generale N.A.
0.400% due 08/21/2009	5,400	5,397

		143,741

REPURCHASE AGREEMENTS 37.7%

Barclays Capital, Inc.
0.100% due 07/01/2009	3,900	3,900
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $4,019. Repurchase proceeds are $3,900.)
0.120% due 07/01/2009	28,200	28,200
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $29,047. Repurchase proceeds are $28,200.)
0.210% due 07/02/2009	11,400	11,400
(Dated 06/03/2009. Collateralized by Freddie Mac 5.500% due 07/18/2016 valued at $11,933. Repurchase proceeds are $11,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	$42,300	$42,300
(Dated 06/30/2009. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $42,865. Repurchase proceeds are $42,300.)
0.090% due 07/01/2009	20,000	20,000
(Dated 06/30/2009. Collateralized by Fannie Mae 1.750% due 03/23/2011 valued at $20,443. Repurchase proceeds are $20,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	448	448
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $460. Repurchase proceeds are $448.)

		106,248

U.S. TREASURY BILLS 2.8%
0.125% due 07/02/2009	8,000	8,000

Total Short-Term Instruments (Cost $257,989)		257,989

Total Investments 99.8% (Cost $281,467)		$281,467

Other Assets and Liabilities (Net) 0.2%		591

Net Assets 100.0%		$282,058

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Short-Term Instruments	$0	$257,989	$0	$257,989
Other Investments ++	0	23,478	0	23,478

Investments, at value	$0	$281,467	$0	$281,467

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s

Semiannual Report	June 30, 2009	11

Notes to Financial Statements (Cont.)

investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the

Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	11,922	$11,922	29,799	$29,799
Administrative Class	23,673	23,673	124,727	124,727
Issued as reinvestment of distributions
Institutional Class	224	224	5,305	5,306
Administrative Class	45	45	2,506	2,506
Cost of shares redeemed
Institutional Class	(10,431)	(10,430)	(31,619)	(31,619)
Administrative Class	(19,277)	(19,278)	(236,189)	(236,189)
Net increase (decrease) resulting from Portfolio share transactions	6,156	$6,156	(105,471)	$(105,470)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	93
Administrative Class	1	94

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

11.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Board of Trustees of the Trust has approved the continued participation by the Portfolio in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program is designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program was initially scheduled to terminate on December 18, 2008, was extended until April 30, 2009, and was extended again until September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) requires a payment to the U.S. Department of the Treasury. The Portfolio paid the Guarantee payment of $56,229 during the period ended June 30, 2009 and was recorded as a component of miscellaneous expense on the Statement of Operations.

12.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, although certain investments in the Portfolio are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Portfolio acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Commercial Paper	51.1%
Repurchase Agreements	37.7%
U.S. Government Agencies	4.6%
Corporate Bonds & Notes	3.7%
Other	2.9%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)
PIMCO Money Market Portfolio Institutional Class	0.05%	0.05%	0.10%	0.94%	3.17%	2.95%
Citigroup 3-Month Treasury Bill Index±	—	—	0.09%	0.78%	3.02%	2.91%	**
Lipper Money Market Fund Index±±	—	—	0.21%	1.19%	3.00%	2.75%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.33% for Institutional Class shares.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, although certain investments in the Portfolio are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Portfolio acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 Month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It is not possible to invest directly in an unmanaged index. Performance does not reflect deduction for taxes.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,001.02	$1,023.16
Expenses Paid During Period†	$1.64	$1.66

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

»	A focus on maintaining a significant exposure to repurchase agreements to meet liquidity needs detracted from performance as overnight yields were less than three-month U.S. Treasury Bill yields.

»	The Portfolio’s weighted average maturity (“WAM”) moved higher over the period to end at 55 days. This longer WAM helped add yield to the Portfolio in a positive yield curve environment.

»	An allocation to commercial paper (“CP”) benefited performance as CP yielded more than U.S. Treasury Bills over the period.

»	Exposure to Agency discount notes helped add yield to the Portfolio, although their yield advantage declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008	12/31/2007		12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income (a)	0.00		0.02	0.05		0.05	0.03	0.01
Dividends from net investment income	0.00		(0.02)	(0.05)		(0.05)	(0.03)	(0.01)
Net asset value end of year or period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return	0.10%		2.39%	5.01%		4.78%	2.93%	1.06%
Net assets end of year or period (000s)	$219,101		$217,370	$213,882		$207,305	$100,195	$12
Ratio of expenses to average net assets	0.33	%*(c)	0.33%	0.34	%(b)	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.33	%*(c)	0.33%	0.34	%(b)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.16	%*	2.35%	4.91%		4.77%	3.23%	1.04%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.36%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$175,219
Repurchase agreements, at value	106,248
Cash	1
Receivable for Portfolio shares sold	515
Interest and dividends receivable	89
Other assets	45
282,117

Liabilities:
Payable for Portfolio shares redeemed	$3
Accrued investment advisory fee	37
Accrued supervisory administrative fee	19
59

Net Assets	$282,058

Net Assets Consist of:
Paid in capital	$282,019
(Overdistributed) net investment income	(69)
Accumulated undistributed net realized gain	108
$282,058

Net Assets:
Institutional Class	$219,101
Administrative Class	62,957

Shares Issued and Outstanding:
Institutional Class	219,074
Administrative Class	62,943

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$175,219
Cost of Repurchase Agreements Owned	$106,248

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$677
Total Income	677

Expenses:
Investment advisory fees	164
Supervisory and administrative fees	274
Servicing fees – Administrative Class	44
Trustees’ fees	2
Interest expense	3
Miscellaneous expense	56
Total Expenses	543
Reimbursement by Manager	(67)
Net Expenses	476

Net Investment Income	201

Net Realized Gain:
Net realized gain on investments	90
Net Gain	90

Net Increase in Net Assets Resulting from Operations	$291

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$201	$7,776
Net realized gain	90	40
Net increase resulting from operations	291	7,816

Distributions to Shareholders:
From net investment income
Institutional Class	(224)	(5,306)
Administrative Class	(46)	(2,506)

Total Distributions	(270)	(7,812)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	11,922	29,799
Administrative Class	23,673	124,727
Issued as reinvestment of distributions
Institutional Class	224	5,306
Administrative Class	45	2,506
Cost of shares redeemed
Institutional Class	(10,430)	(31,619)
Administrative Class	(19,278)	(236,189)
Net increase (decrease) resulting from Portfolio share transactions	6,156	(105,470)

Total Increase (Decrease) in Net Assets	6,177	(105,466)

Net Assets:
Beginning of period	275,881	381,347
End of period*	$282,058	$275,881

*Including undistributed (overdistributed) net investment income of:	$(69)	$0

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.7%

Merrill Lynch & Co., Inc.
3.188% due 05/12/2010	$7,000	$6,968

Wells Fargo & Co.
0.370% due 08/03/2009	3,500	3,500

Total Corporate Bonds & Notes (Cost $10,468)		10,468

U.S. GOVERNMENT AGENCIES 4.6%

Federal Home Loan Bank
0.601% due 12/02/2009	13,000	13,010

Total U.S. Government Agencies (Cost $13,010)		13,010

SHORT-TERM INSTRUMENTS 91.5%

COMMERCIAL PAPER 51.0%

BNP Paribas Finance, Inc.
0.125% due 07/01/2009	8,000	8,000
0.320% due 09/02/2009	5,600	5,597

Citigroup Funding, Inc.
0.370% due 07/02/2009	1,000	1,000
0.400% due 07/17/2009	4,000	3,999

Dexia Credit Local S.A.
1.160% due 12/23/2009	5,600	5,600

Fannie Mae
0.448% due 02/22/2010	34,600	34,503

Federal Home Loan Bank
0.097% due 07/01/2009	14,300	14,300
0.770% due 01/27/2010	6,800	6,800
0.850% due 03/11/2010	14,000	14,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.448% due 01/06/2010	$6,900	$6,884
0.703% due 01/04/2010	7,000	6,980
1.219% due 10/30/2009	14,000	14,029

JPMorgan Chase & Co.
0.250% due 07/01/2009	5,600	5,600

Nordea North America, Inc.
0.300% due 08/17/2009	5,400	5,397

Rabobank USA Financial Corp.
0.300% due 09/03/2009	5,600	5,597

Societe Generale N.A.
0.400% due 08/21/2009	5,400	5,397

		143,741

REPURCHASE AGREEMENTS 37.7%

Barclays Capital, Inc.
0.100% due 07/01/2009	3,900	3,900
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $4,019. Repurchase proceeds are $3,900.)
0.120% due 07/01/2009	28,200	28,200
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $29,047. Repurchase proceeds are $28,200.)
0.210% due 07/02/2009	11,400	11,400
(Dated 06/03/2009. Collateralized by Freddie Mac 5.500% due 07/18/2016 valued at $11,933. Repurchase proceeds are $11,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	$42,300	$42,300
(Dated 06/30/2009. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $42,865. Repurchase proceeds are $42,300.)
0.090% due 07/01/2009	20,000	20,000
(Dated 06/30/2009. Collateralized by Fannie Mae 1.750% due 03/23/2011 valued at $20,443. Repurchase proceeds are $20,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	448	448
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $460. Repurchase proceeds are $448.)

		106,248

U.S. TREASURY BILLS 2.8%
0.125% due 07/02/2009	8,000	8,000

Total Short-Term Instruments (Cost $257,989)		257,989

Total Investments 99.8% (Cost $281,467)		$281,467

Other Assets and Liabilities (Net) 0.2%		591

Net Assets 100.0%		$282,058

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Short-Term Instruments	$0	$257,989	$0	$257,989
Other Investments ++	0	23,478	0	23,478

Investments, at value	$0	$281,467	$0	$281,467

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s

Semiannual Report	June 30, 2009	11

Notes to Financial Statements (Cont.)

investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement

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(Unaudited) June 30, 2009

Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the

Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	11,922	$11,922	29,799	$29,799
Administrative Class	23,673	23,673	124,727	124,727
Issued as reinvestment of distributions
Institutional Class	224	224	5,305	5,306
Administrative Class	45	45	2,506	2,506
Cost of shares redeemed
Institutional Class	(10,431)	(10,430)	(31,619)	(31,619)
Administrative Class	(19,277)	(19,278)	(236,189)	(236,189)
Net increase (decrease) resulting from Portfolio share transactions	6,156	$6,156	(105,471)	$(105,470)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	93
Administrative Class	1	94

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

11.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Board of Trustees of the Trust has approved the continued participation by the Portfolio in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program is designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program was initially scheduled to terminate on December 18, 2008, was extended until April 30, 2009, and was extended again until September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) requires a payment to the U.S. Department of the Treasury. The Portfolio paid the Guarantee payment of $56,229 during the period ended June 30, 2009 and was recorded as a component of miscellaneous expense on the Statement of Operations.

12.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Real Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	64.5%
Corporate Bonds & Notes	11.6%
U.S. Government Agencies	8.3%
Short-Term Instruments	5.5%
Asset-Backed Securities	4.2%
Other	5.9%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Real Return Portfolio Administrative Class	9.56%	-2.45%	4.29%	7.49%
Barclays Capital U.S. TIPS Index±	6.21%	-1.11%	4.94%	7.37%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.71% for Administrative Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,095.60	$1,020.93
Expenses Paid During Period†	$4.05	$3.91

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Positioning for a steeper nominal yield curve in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

»	A nominal yield curve steepening bias in the U.K. benefited performance as the 30-year U.K. Gilt yield increased more than the two-year U.K. Gilt yield.

»	Exposure to U.S. corporate bonds benefited performance as spreads over U.S. Treasuries decreased.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads narrowed.

»	An overweight to total U.S. duration from February 2009 to June 2009 detracted from performance as nominal interest rates rose during that period.

»	An emphasis on nominal bonds versus inflation-linked bonds (“ILBs”) in Europe detracted from performance as ILBs outperformed their nominal counterparts.

»	Exposure to nominal bonds versus ILBs in the U.K. detracted from performance as ILBs outperformed their nominal counterparts.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$11.26	$12.57	$11.93	$12.69	$12.92	$12.36
Net investment income (a)	0.20	0.45	0.56	0.53	0.36	0.13
Net realized/unrealized gain (loss) on investments	0.87	(1.30)	0.67	(0.43)	(0.09)	0.97
Total income (loss) from investment operations	1.07	(0.85)	1.23	0.10	0.27	1.10
Dividends from net investment income	(0.18)	(0.44)	(0.56)	(0.53)	(0.36)	(0.13)
Distributions from net realized capital gains	0.00	(0.02)	(0.03)	(0.33)	(0.14)	(0.41)
Total distributions	(0.18)	(0.46)	(0.59)	(0.86)	(0.50)	(0.54)
Net asset value end of year or period	$12.15	$11.26	$12.57	$11.93	$12.69	$12.92
Total return	9.56%	(7.03)%	10.63%	0.71%	2.09%	8.92%
Net assets end of year or period (000s)	$1,405,918	$1,187,217	$1,082,777	$1,033,666	$1,012,042	$636,565
Ratio of expenses to average net assets	0.78%*	0.71%	0.65%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.51%*	3.62%	4.69%	4.22%	2.79%	1.03%
Portfolio turnover rate	292%	1,014%	901%	963%	1,102%	1,064%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$2,164,683
Investments in Affiliates, at value	7,972
Repurchase agreements, at value	101,561
Cash	1
Deposits with counterparty	2
Foreign currency, at value	2,403
Receivable for investments sold	408,481
Receivable for Portfolio shares sold	12,163
Interest and dividends receivable	16,802
Dividends receivable from Affiliates	4
Swap premiums paid	2,183
Unrealized appreciation on foreign currency contracts	146
Unrealized appreciation on swap agreements	5,708
2,722,109

Liabilities:
Payable for reverse repurchase agreements	$401,867
Payable for investments purchased	399,050
Payable for investments in Affiliates purchased	4
Payable for investments purchased on a delayed-delivery basis	311,927
Payable for Portfolio shares redeemed	17,479
Payable for short sales	52,499
Written options outstanding	1,843
Dividends payable	178
Deposits from counterparty	16,153
Accrued investment advisory fee	303
Accrued supervisory and administrative fee	303
Accrued distribution fee	5
Accrued servicing fee	169
Variation margin payable	133
Swap premiums received	524
Unrealized depreciation on foreign currency contracts	665
Unrealized depreciation on swap agreements	2,276
Other liabilities	307
1,205,685

Net Assets	$1,516,424

Net Assets Consist of:
Paid in capital	$1,591,365
Undistributed net investment income	2,235
Accumulated undistributed net realized (loss)	(89,233)
Net unrealized appreciation	12,057
$1,516,424

Net Assets:
Institutional Class	$85,719
Administrative Class	1,405,918
Advisor Class	24,787

Shares Issued and Outstanding:
Institutional Class	7,055
Administrative Class	115,707
Advisor Class	2,040

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.15
Administrative Class	12.15
Advisor Class	12.15

Cost of Investments Owned	$2,155,222
Cost of Investments in Affiliates Owned	$7,972
Cost of Repurchase Agreements Owned	$101,561
Cost of Foreign Currency Held	$2,384
Proceeds Received on Short Sales	$51,937
Premiums Received on Written Options	$2,210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$29,156
Dividends	48
Dividends from Affiliate investments	31
Miscellaneous income	4
Total Income	29,239

Expenses:
Investment advisory fees	1,696
Supervisory and administrative fees	1,696
Servicing fees – Administrative Class	946
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	10
Interest expense	862
Total Expenses	5,238

Net Investment Income	24,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	53,905
Net realized gain on Affiliate investments	41
Net realized (loss) on futures contracts, written options and swaps	(5,807)
Net realized (loss) on foreign currency transactions	(3,131)
Net change in unrealized appreciation on investments	35,912
Net change in unrealized appreciation on futures contracts, written options and swaps	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,395
Net Gain	102,415

Net Increase in Net Assets Resulting from Operations	$126,416

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$24,001	$50,105
Net realized gain (loss)	44,967	(110,485)
Net realized gain on Affiliate investments	41	0
Net change in unrealized appreciation (depreciation)	57,407	(64,181)
Net increase (decrease) resulting from operations	126,416	(124,561)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,255)	(2,152)
Administrative Class	(20,351)	(45,631)
Advisor Class	(347)	(935)
From net realized capital gains
Institutional Class	0	(105)
Administrative Class	0	(1,861)
Advisor Class	0	(34)

Total Distributions	(21,953)	(50,718)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	17,440	47,376
Administrative Class	328,983	833,470
Advisor Class	7,203	39,984
Issued as reinvestment of distributions
Institutional Class	1,255	2,257
Administrative Class	19,678	46,068
Advisor Class	347	969
Cost of shares redeemed
Institutional Class	(6,515)	(16,587)
Administrative Class	(227,066)	(612,120)
Advisor Class	(6,269)	(28,788)
Net increase resulting from Portfolio share transactions	135,056	312,629

Total Increase in Net Assets	239,519	137,350

Net Assets:
Beginning of period	1,276,905	1,139,555
End of period*	$1,516,424	$1,276,905

*Including undistributed net investment income of:	$2,235	$187

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.319% due 12/20/2012	$56	$53
2.323% due 12/20/2012	190	180
2.650% due 12/20/2012	619	586

Total Bank Loan Obligations (Cost $866)		819

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 13.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,244

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,376
6.000% due 09/13/2017	1,800	1,644

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,101

American Express Co.
7.000% due 03/19/2018	2,310	2,247

American International Group, Inc.
5.850% due 01/16/2018	1,300	689
8.175% due 05/15/2058	4,900	1,399
8.250% due 08/15/2018	1,600	943

ANZ National International Ltd.
6.200% due 07/19/2013	3,200	3,300

Bank of America Corp.
1.127% due 11/06/2009	900	898
1.339% due 04/30/2012	2,000	2,026

Barclays Bank PLC
5.450% due 09/12/2012	1,100	1,148
6.050% due 12/04/2017	2,300	1,998
7.434% due 09/29/2049	700	470

Bear Stearns Cos. LLC
0.842% due 08/21/2009	5,725	5,729

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	256

Calabash Re Ltd.
11.524% due 01/08/2010	250	244

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	13,200	13,044

Citibank N.A.
0.616% due 06/04/2012	30,000	30,107

Citigroup Capital XXI
8.300% due 12/21/2077	1,200	937

Citigroup Funding, Inc.
2.036% due 05/07/2010	13,900	13,616

Citigroup, Inc.
0.631% due 12/28/2009	3,900	3,863
8.400% due 04/29/2049 (a)	4,600	3,456

Commonwealth Bank of Australia
1.108% due 06/25/2014	7,100	7,076

Credit Suisse USA, Inc.
0.865% due 11/20/2009	800	799

Dexia Credit Local
1.262% due 09/23/2011	2,500	2,494

DnB NOR Bank ASA
1.209% due 10/13/2009	1,100	1,093

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	1,039
7.800% due 06/01/2012	100	86

Foundation Re II Ltd.
7.576% due 11/26/2010	800	749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genworth Financial, Inc.
6.515% due 05/22/2018	$2,200	$1,473

GMAC LLC
6.750% due 12/01/2014	1,600	1,232

Goldman Sachs Group, Inc.
0.901% due 06/28/2010	7,500	7,461
6.150% due 04/01/2018	1,900	1,853

Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009	1,000	991

HCP, Inc.
6.700% due 01/30/2018	3,000	2,610

HSBC Finance Corp.
1.162% due 10/21/2009	1,900	1,895

International Lease Finance Corp.
6.625% due 11/15/2013	900	694

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	1,900	313
7.000% due 09/27/2027 (a)	100	15

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	793

Longpoint Re Ltd.
5.874% due 05/08/2010	1,100	1,069

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	4,000	3,817

Merna Reinsurance Ltd.
1.248% due 07/07/2010	4,200	3,909

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	2,400	2,128
6.875% due 04/25/2018	8,800	8,158

Morgan Stanley
1.357% due 01/18/2011	3,000	2,908
1.399% due 01/09/2012	300	271
1.449% due 01/09/2014	1,300	1,168
1.611% due 10/15/2015	1,700	1,459
5.750% due 10/18/2016	1,600	1,536

National Australia Bank Ltd.
5.350% due 06/12/2013	2,600	2,681

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,945

Pricoa Global Funding I
0.734% due 06/26/2012	15,100	14,036

ProLogis
6.625% due 05/15/2018	1,500	1,183

Prudential Financial, Inc.
1.570% due 06/10/2013	2,000	1,654

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,001

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	2,700	2,683

Simon Property Group LP
5.750% due 12/01/2015	800	738

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,312

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,544

UBS AG
1.927% due 05/05/2010	7,700	7,725

Vita Capital III Ltd.
2.328% due 01/01/2012	700	607

Vita Capital Ltd.
2.108% due 01/01/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank N.A.
0.726% due 12/02/2010	$2,400	$2,368

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,616

		199,210

INDUSTRIALS 3.0%

Alcoa, Inc.
6.750% due 07/15/2018	4,000	3,554

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,575

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,469

C8 Capital SPV Ltd.
6.640% due 12/29/2049	500	257

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,285

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	941

CIGNA Corp.
6.350% due 03/15/2018	2,000	1,773

DISH DBS Corp.
7.000% due 10/01/2013	5,000	4,775

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	995

Gaz Capital S.A.
7.343% due 04/11/2013	500	485
8.146% due 04/11/2018	700	640

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,758

Masco Corp.
6.125% due 10/03/2016	1,500	1,261

Oracle Corp.
5.750% due 04/15/2018	2,500	2,642

Rexam PLC
6.750% due 06/01/2013	1,200	1,164

Rockies Express Pipeline LLC
4.500% due 08/20/2009	5,200	5,201

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,517

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	859

UST, Inc.
6.625% due 07/15/2012	2,500	2,677

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,158

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,061

		46,047

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	786

AT&T, Inc.
1.116% due 02/05/2010	2,800	2,802

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	174
7.000% due 04/01/2012	4,100	4,239

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,708

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Corp.
4.900% due 06/15/2015	$1,000	$933

FirstEnergy Corp.
6.450% due 11/15/2011	1,000	1,044

NiSource Finance Corp.
1.231% due 11/23/2009	800	794

Sempra Energy
6.150% due 06/15/2018	1,000	1,007

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	912

		17,399

Total Corporate Bonds & Notes (Cost $274,984)		262,656

MUNICIPAL BONDS & NOTES 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	361

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	535

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	390	354

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,150	3,953

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,060	712

Total Municipal Bonds & Notes (Cost $7,048)		5,915

U.S. GOVERNMENT AGENCIES 12.5%

Fannie Mae
0.374% due 12/25/2036	367	331
0.464% due 08/25/2034	205	196
0.514% due 10/27/2037	5,900	5,373
0.664% due 05/25/2042	224	201
2.638% due 06/01/2043 - 09/01/2044	6,131	6,106
4.203% due 07/01/2035	409	419
4.287% due 11/01/2034	3,286	3,323
4.631% due 05/25/2035	2,129	2,127
4.644% due 01/01/2035	519	535
4.647% due 12/01/2036	3,408	3,429
5.000% due 02/01/2036 - 06/01/2036	2,491	2,541
5.070% due 11/01/2024	16	16
5.273% due 10/01/2035	1,549	1,637
5.500% due 03/01/2034 - 07/01/2039	24,255	25,104
5.500% due 02/01/2038 (i)	810	838
5.950% due 02/25/2044	559	591
6.000% due 10/01/2021 - 07/01/2039	45,158	47,239
6.500% due 10/01/2037 - 07/01/2039	2,349	2,502

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	12,210	11,969
0.549% due 02/15/2019	940	922
0.574% due 08/25/2031	120	97
0.669% due 12/15/2030	296	292
0.888% due 02/01/2011	5,514	5,506
2.638% due 10/25/2044	7,535	7,420
2.639% due 02/25/2045	2,267	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/15/2023	$64	$64
4.033% due 01/01/2034	301	304
4.700% due 06/01/2035	5,709	5,879
5.000% due 12/14/2018 - 08/15/2020	8,349	8,525
5.353% due 08/01/2036	503	519
5.429% due 12/01/2035	1,101	1,153
5.500% due 05/15/2016- 07/01/2039	10,720	11,031
5.500% due 11/01/2038 (i)	344	356
6.500% due 06/01/2036 - 01/01/2039	18,000	19,153

Ginnie Mae
6.000% due 12/15/2031 - 07/01/2039	2,231	2,333

Small Business Administration
4.504% due 02/01/2014	784	801
4.880% due 11/01/2024	2,745	2,857
5.170% due 01/01/2028	1,518	1,603
5.902% due 02/10/2018	933	1,014
6.020% due 08/01/2028	3,036	3,329

Total U.S. Government Agencies (Cost $187,450)		189,796

U.S. TREASURY OBLIGATIONS 96.8%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	10,088	9,968
1.375% due 07/15/2018	3,757	3,644
1.625% due 01/15/2015	23,230	23,114
1.625% due 01/15/2018	19,541	19,334
1.750% due 01/15/2028	83,513	78,816
1.875% due 07/15/2013	32,970	33,805
1.875% due 07/15/2015 (h)	147,987	149,559
2.000% due 04/15/2012	36,777	37,845
2.000% due 01/15/2026	73,374	71,792
2.000% due 01/15/2014 (h)	92,552	94,634
2.000% due 07/15/2014 (h)	107,461	109,946
2.000% due 01/15/2016 (h)	46,302	46,982
2.125% due 01/15/2019	23,239	23,980
2.375% due 04/15/2011	75,519	77,785
2.375% due 01/15/2025	64,477	66,209
2.375% due 01/15/2027	40,812	42,215
2.375% due 01/15/2017 (h)	62,842	65,532
2.500% due 07/15/2016	68,573	71,938
2.500% due 01/15/2029	1,887	2,002
2.625% due 07/15/2017	65,740	69,992
3.000% due 07/15/2012 (h)	78,987	83,701
3.375% due 01/15/2012	11,768	12,518
3.375% due 04/15/2032	1,201	1,504
3.500% due 01/15/2011	60,415	63,096
3.625% due 04/15/2028	75,502	91,829
3.875% due 04/15/2029	89,821	113,679

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	1,810	1,805

Total U.S. Treasury Obligations (Cost $1,415,243)		1,467,224

MORTGAGE-BACKED SECURITIES 5.4%

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,041	638

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	296

Banc of America Funding Corp.
4.585% due 02/20/2036	2,507	1,906
6.102% due 01/20/2047	1,138	606

Banc of America Large Loan, Inc.
0.829% due 08/15/2029	5,060	3,758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036	$1,989	$1,334
6.500% due 09/25/2033	112	106

BCAP LLC Trust
0.484% due 01/25/2037	1,233	471

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	584	502
2.500% due 08/25/2035	1,096	960
2.900% due 03/25/2035	1,583	1,370
4.550% due 08/25/2035	876	774
4.828% due 01/25/2035	5,793	4,885
4.991% due 01/25/2035	1,620	1,201

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	4,225	2,296
5.746% due 03/25/2036	1,366	606

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	13	13

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	3,933	2,174

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	1	1
5.888% due 12/10/2049	91	72

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	135	110
4.098% due 08/25/2035	144	105
4.248% due 08/25/2035	673	536
4.700% due 12/25/2035	3,311	2,675
4.748% due 08/25/2035	622	495
5.994% due 09/25/2037	4,914	2,665

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	160

Countrywide Alternative Loan Trust
0.395% due 09/20/2046	130	127
0.494% due 05/25/2047	385	145
0.495% due 02/20/2047	1,113	433
0.504% due 09/25/2046	13,739	5,254
0.594% due 12/25/2035	81	38
2.340% due 12/25/2035	411	186
6.000% due 01/25/2037	681	372

Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035	520	378
3.759% due 11/19/2033	157	142
5.752% due 05/20/2036	399	202

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	360	361

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.414% due 10/25/2036	239	205

First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	664	430

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	746	568

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	141	141
4.229% due 12/10/2037	4,421	4,434

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	373	307
0.394% due 01/25/2047	3,155	2,396
0.534% due 06/25/2045	702	299
0.584% due 11/25/2045	396	189

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	183	157

GSR Mortgage Loan Trust
4.469% due 09/25/2035	1,869	1,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	$192	$86

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	104	98

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	398	371
0.414% due 01/25/2037	65	63
4.976% due 12/25/2034	450	341

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	251
5.794% due 02/12/2051	1,300	975

JPMorgan Mortgage Trust
5.009% due 07/25/2035	1,073	821
5.012% due 02/25/2035	2,659	2,327

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	300	244
5.424% due 02/15/2040	225	164

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	326	289

MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	700	442

Mellon Residential Funding Corp.
0.669% due 11/15/2031	774	563
0.759% due 12/15/2030	700	565

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	200	138

Merrill Lynch Floating Trust
0.389% due 06/15/2022	166	117

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,064	1,115

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	906	614
1.314% due 10/25/2035	533	425
4.250% due 10/25/2035	3,699	2,986

Morgan Stanley Capital I
0.380% due 10/15/2020	246	183
6.076% due 06/11/2049	600	454

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	2,091	1,708

Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	268	184

Residential Accredit Loans, Inc.
0.614% due 08/25/2035	278	127

Residential Asset Securitization Trust
6.500% due 08/25/2036	1,000	479

Securitized Asset Sales, Inc.
4.848% due 11/26/2023	8	7

Sequoia Mortgage Trust
0.663% due 10/19/2026	226	172

Structured Adjustable Rate Mortgage Loan Trust
0.554% due 06/25/2035	276	172
2.610% due 01/25/2035	269	114
4.802% due 02/25/2034	476	359
5.516% due 08/25/2035	402	262

Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036	204	195
0.414% due 09/25/2047	1,226	1,143
0.504% due 06/25/2036	218	83
0.524% due 04/25/2036	915	385
0.563% due 07/19/2035	2,685	1,704
0.643% due 10/19/2034	175	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.364% due 05/25/2036	$15	$14
4.504% due 10/25/2035	329	227

TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	9	9
0.424% due 01/25/2037	292	265

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	2,860	2,572
0.434% due 09/25/2046	1,638	1,504

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	599	441
5.418% due 01/15/2045	410	329

WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045	410	199
0.604% due 10/25/2045	2,507	1,315
2.070% due 01/25/2047	1,583	702
2.150% due 12/25/2046	206	89
2.340% due 02/25/2046	336	150
2.540% due 11/25/2042	58	33
2.840% due 11/25/2046	226	148
3.127% due 07/25/2046	1,452	612
6.052% due 10/25/2036	3,830	2,669

Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034	396	345
4.722% due 07/25/2034	194	187

Total Mortgage-Backed Securities (Cost $108,837)		81,724

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
2.392% due 10/27/2025	14,709	14,831

ACE Securities Corp.
0.364% due 07/25/2036	14	14
0.364% due 12/25/2036	125	92

American Express Credit Account Master Trust
1.269% due 08/15/2012	10,300	10,325

Argent Securities, Inc.
0.364% due 10/25/2036	19	19

Asset-Backed Funding Certificates
0.374% due 11/25/2036	26	25
0.374% due 01/25/2037	1,238	1,023
0.664% due 06/25/2034	868	426

BA Credit Card Trust
1.519% due 12/16/2013	400	399

Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	51	45
0.644% due 01/25/2036	32	29
0.764% due 03/25/2043	69	62
0.974% due 10/25/2032	41	25

Bravo Mortgage Asset Trust
0.444% due 07/25/2036	30	30

Carrington Mortgage Loan Trust
0.364% due 01/25/2037	380	316

Citigroup Mortgage Loan Trust, Inc.
0.394% due 01/25/2037	852	618

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	423	401
0.364% due 05/25/2047	121	110
0.364% due 06/25/2047	1,153	1,070
0.384% due 06/25/2047	2,641	2,448
0.424% due 10/25/2046	266	250

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	997	815

Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034	96	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	$637	$600
0.364% due 12/25/2036	1	1

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	1,406	1,406
1.739% due 06/15/2012	18,200	18,265

Fremont Home Loan Trust
0.364% due 10/25/2036	36	22
0.374% due 01/25/2037	215	140

GSAMP Trust
0.354% due 10/25/2046	45	43
0.384% due 10/25/2036	8	7
0.384% due 12/25/2036	471	250
0.604% due 03/25/2034	36	35

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	42	41

HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036	96	57
0.364% due 12/25/2036	1,699	1,094

Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036	9	9
0.374% due 04/25/2037	538	511

JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	87	83
0.364% due 08/25/2036	127	118
0.364% due 10/25/2036	1,090	847
0.377% due 11/25/2036	33	31

Lehman XS Trust
0.384% due 05/25/2046	6	6
0.394% due 11/25/2046	428	358

Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	22	21
0.494% due 08/25/2035	17	16

MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036	29	28
0.374% due 11/25/2036	554	514

MBNA Credit Card Master Note Trust
0.419% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037	131	129
0.384% due 08/25/2036	158	157
0.384% due 07/25/2037	143	134
0.394% due 09/25/2037	58	49
0.434% due 02/25/2037	1,232	647

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	152	143
0.364% due 09/25/2036	98	94
0.364% due 10/25/2036	78	73

Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036	481	456

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	801	712

Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	36	32

Option One Mortgage Loan Trust
0.354% due 02/25/2037	67	66

Park Place Securities, Inc.
0.574% due 09/25/2035	31	20

Renaissance Home Equity Loan Trust
0.694% due 12/25/2032	65	37

Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036	65	65

Residential Asset Securities Corp.
0.384% due 11/25/2036	178	175

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
0.374% due 10/25/2046	$159	$153

Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036	33	29
0.374% due 12/25/2036	715	401

SLM Student Loan Trust
1.082% due 07/25/2017	157	157
1.132% due 04/25/2019	6,400	5,883
1.542% due 01/25/2017	1,500	1,468
2.592% due 04/25/2023	22,984	23,471

Soundview Home Equity Loan Trust
0.374% due 11/25/2036	146	79
1.114% due 10/25/2037	371	350

Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9

Structured Asset Investment Loan Trust
0.364% due 07/25/2036	30	27

Structured Asset Securities Corp.
0.364% due 10/25/2036	286	261
4.900% due 04/25/2035	1,039	616

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034	14	13

WaMu Asset-Backed Certificates
0.364% due 01/25/2037	317	226

Wells Fargo Home Equity Trust
0.364% due 01/25/2037	62	61
0.564% due 12/25/2035	190	177

Total Asset-Backed Securities (Cost $98,003)		94,382

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012	350	406

Export-Import Bank of Korea
1.386% due 10/04/2011	1,600	1,604

Total Sovereign Issues (Cost $1,950)		2,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	$2,766

Green Valley Ltd.
5.045% due 01/10/2011		500	679

ING Bank Australia Ltd.
3.884% due 06/24/2014	AUD	800	641

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,240	277
1.100% due 12/10/2016		942,820	8,644
1.200% due 06/10/2017		1,253,640	11,396
1.200% due 12/10/2017		1,325,280	11,988
1.400% due 06/10/2018		739,260	6,707

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	368
5.316% due 04/05/2011 (a)		23	5

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	242

Total Foreign Currency-Denominated Issues (Cost $44,224)			43,713

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	628

Total Convertible Preferred Stocks (Cost $800)		628

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.3%

CERTIFICATES OF DEPOSIT 0.9%

Sao Paolo IMI NY
1.272% due 06/09/2010	$14,000	13,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 6.7%

Greenwich Capital Markets, Inc.
0.100% due 07/01/2009	$7,000	$7,000
(Dated 06/30/2009. Collateralized by Federal Home Loan Bank 0.550% due 06/04/2010 valued at $7,147. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.160% due 07/08/2009	91,906	91,906
(Dated 05/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $94,938. Repurchase proceeds are $91,907.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	2,655	2,655
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $2,710. Repurchase proceeds are $2,655.)

		101,561

U.S. TREASURY BILLS 0.1%
0.100% due 07/02/2009 - 07/23/2009 (b)(e)(f)(g)(i)	1,817	1,817

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.6%
	796,442	7,972

Total Short-Term Instruments (Cost $125,350)		125,349

Total Investments 150.0% (Cost $2,264,755)		$2,274,216

Written Options (k) (0.1%) (Premiums $2,210)		(1,843)

Other Assets and Liabilities (Net) (49.9%)		(755,949)

Net Assets 100.0%		$1,516,424

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,130 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $210 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(g)	Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $328,807 at a weighted average interest rate of 0.466%. On June 30, 2009, securities valued at $417,904 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $2,797 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	74	$(32)
90-Day Euribor June Futures	Long	06/2010	61	30
90-Day Euribor September Futures	Long	09/2010	134	1
90-Day Eurodollar December Futures	Long	12/2009	31	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	248	(71)

				$(75)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	4.093%	$1,000	$168	$0	$168
American Electric Power Co., Inc.	MSC	(0.470%	)	06/20/2015	0.623%	800	7	0	7
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%	4,400	(18)	0	(18)
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.284%	1,400	(3)	0	(3)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.340%	1,300	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.486%	1,000	(7)	0	(7)
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	1.672%	2,000	63	0	63
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	1.822%	4,100	133	0	133
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	1.799%	200	9	0	9
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	3.465%	1,200	(10)	0	(10)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	3.465%	1,500	(12)	0	(12)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	3.465%	2,300	(19)	0	(19)
Exelon Corp.	CITI	(0.960%	)	06/20/2015	2.226%	1,000	64	0	64
Falconbridge Ltd.	BOA	(0.910%	)	06/20/2012	2.181%	1,000	35	0	35
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.861%	1,000	32	0	32
Genworth Financial, Inc.	BCLY	(0.960%	)	06/20/2018	7.880%	900	323	0	323
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	7.880%	1,300	466	0	466
HCP, Inc.	GSC	(2.910%	)	03/20/2018	3.339%	3,000	77	0	77
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	9.030%	900	209	0	209
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	3.887%	1,000	97	0	97
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.919%	5,000	58	0	58
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.552%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.552%	2,000	(6)	0	(6)
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.379%	1,500	121	0	121
ProLogis	MSC	(1.320%	)	06/20/2018	4.347%	1,500	265	0	265
Rexam PLC	BCLY	(1.450%	)	06/20/2013	2.041%	1,200	26	0	26
Sempra Energy	DUB	(0.670%	)	06/20/2018	0.947%	1,000	20	0	20
Simon Property Group LP	RBS	(1.010%	)	12/20/2015	2.294%	800	55	0	55
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.575%	1,500	(19)	0	(19)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.358%	1,000	116	0	116
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	1.962%	900	25	0	25
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.289%	2,500	(4)	0	(4)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	0.785%	3,200	(2)	0	(2)
Yum! Brands, Inc.	BOA	(1.245%	)	03/20/2018	0.722%	2,000	(78)	0	(78)

							$2,152	$0	$2,152

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	$200	$(32)	$0	$(32)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	300	(48)	0	(48)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,000	(6)	0	(6)
GMAC LLC	GSC	3.400%	06/20/2011	11.039%	700	(88)	0	(88)
GMAC LLC	MSC	7.300%	09/20/2012	10.203%	4,200	(291)	0	(291)

						$(465)	$0	$(465)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$39,200	$556	$947	$(391)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	27,200	387	1,039	(652)

						$943	$1,986	$(1,043)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Real Return Portfolio  (Cont.)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,700	$28	$0	$28
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		2,500	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	140	(7)	147
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,700	212	4	208
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		15,000	95	9	86
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		2,700	(86)	0	(86)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		2,500	(82)	0	(82)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	39	9	30
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(275)	(222)	(53)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(247)	(5)	(242)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(168)	(125)	(43)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	133	(35)	168
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	81	(15)	96
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	15	3	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	83	4	79
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$11,000	339	87	252
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		1,200	37	9	28
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		200	1	0	1
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	2,100	147	(22)	169
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		8,500	647	(18)	665
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB	GBP	2,500	194	(74)	268
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		6,500	732	59	673
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS		5,000	98	0	98
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		1,400	64	6	58
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,400	96	6	90
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		3,200	63	0	63
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(45)	0	(45)

							$2,461	$(327)	$2,788

(k)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	269	$99	$111
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	269	178	60
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	131	34	6
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	164	30	8

				$341	$185

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$16,000	$81	$89
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,300	110	153
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,300	145	115
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	3,000	22	17
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	15	16
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,800	95	166
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,800	192	124
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	108
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	11,800	24	43
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	62,300	557	346
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	3,700	59	90
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	3,700	87	67
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	324

							$1,869	$1,658

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	90	$68,300	$1,496
Sales	1,950	270,100	2,559
Closing Buys	(725)	(148,200)	(1,572)
Expirations	(482)	(36,500)	(273)
Exercised	0	0	0

Balance at 06/30/2009	833	$153,700	$2,210

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.000%	07/01/2039	$2,900	$2,906	$2,951
Fannie Mae	5.500%	07/01/2039	27,000	27,572	27,865
Fannie Mae	6.500%	07/01/2039	2,400	2,554	2,556
Treasury Inflation Protected Securities	1.875%	07/15/2015	18,759	18,905	19,127

				$51,937	$52,499

(6)	Market value includes $169 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	800	07/2009	BCLY	$0	$0	$0
Sell		1,710	07/2009	DUB	0	(16)	(16)
Buy		2,184	07/2009	GSC	41	0	41
Buy	BRL	491	08/2009	HSBC	25	0	25
Sell	CHF	910	07/2009	JPM	15	0	15
Sell		910	10/2009	RBC	4	0	4
Sell	CNY	11,806	07/2009	BCLY	0	0	0
Buy		13,392	07/2009	DUB	0	(117)	(117)
Sell		15,493	07/2009	DUB	4	(1)	3
Buy		13,907	07/2009	HSBC	0	(94)	(94)
Buy		24,191	09/2009	BCLY	1	(32)	(31)
Buy		5,860	09/2009	CITI	9	0	9
Buy		5,392	09/2009	DUB	0	0	0
Buy		18,841	09/2009	HSBC	0	(30)	(30)
Sell		8,256	09/2009	JPM	0	(28)	(28)
Buy		5,904	03/2010	BCLY	0	(2)	(2)
Buy		3,644	03/2010	BOA	0	0	0
Buy		2,997	03/2010	CITI	0	(2)	(2)
Buy		12,028	03/2010	DUB	0	(10)	(10)
Buy		2,884	03/2010	HSBC	0	(1)	(1)
Buy		27	03/2010	JPM	0	0	0
Sell	EUR	4,939	07/2009	BCLY	0	(37)	(37)
Sell	GBP	84	07/2009	BCLY	0	(1)	(1)
Sell		2,364	07/2009	CITI	0	(232)	(232)
Sell		105	07/2009	GSC	0	(4)	(4)
Buy		792	07/2009	RBS	34	0	34
Sell		1,761	08/2009	MSC	12	0	12
Sell	JPY	2,492,004	07/2009	BNP	0	(29)	(29)
Sell		19,523	07/2009	CSFB	0	(4)	(4)
Sell		2,511,527	08/2009	MSC	0	0	0
Sell	MXN	531	11/2009	CITI	0	(4)	(4)
Buy		186	11/2009	JPM	1	0	1
Sell	MYR	141	08/2009	BCLY	0	0	0
Buy	PHP	2,834	08/2009	CITI	0	0	0
Sell	SGD	984	07/2009	CITI	0	(20)	(20)
Buy		984	07/2009	HSBC	0	(1)	(1)

					$146	$(665)	$(519)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Real Return Portfolio  (Cont.)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$257,679	$4,977	$262,656
U.S. Government Agencies	0	189,796	0	189,796
U.S. Treasury Obligations	0	1,467,224	0	1,467,224
Mortgage-Backed Securities	0	81,497	227	81,724
Asset-Backed Securities	0	94,382	0	94,382
Short-Term Instruments	7,972	117,377	0	125,349
Other Investments ++	628	52,457	0	53,085

Investments, at value	$8,600	$2,260,412	$5,204	$2,274,216

Short Sales, at value	$0	$(52,499)	$0	$(52,499)

Financial Derivative Instruments +++	$(75)	$592	$478	$995

Total	$8,525	$2,208,505	$5,682	$2,222,712

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$7	$0	$115	$4,855	$4,977
Mortgage-Backed Securities	0	(24)	1	0	(6)	256	227

Investments, at value	$0	$(24)	$8	$0	$109	$5,111	$5,204

Financial Derivative Instruments +++	$3,483	$0	$0	$0	$(2,797)	$(208)	$478

Total	$3,483	$(24)	$8	$0	$(2,688)	$4,903	$5,682

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$31	$0	$0	$0	$0	$31
Unrealized appreciation on foreign currency contracts	0	146	0	0	0	146
Unrealized appreciation on swap agreements	3,340	0	2,368	0	0	5,708

	$3,371	$146	$2,368	$0	$0	$5,885

Liabilities:
Written options outstanding	$1,843	$0	$0	$0	$0	$1,843
Variation margin payable ^^	106	0	0	0	0	106
Unrealized depreciation on foreign currency contracts	0	665	0	0	0	665
Unrealized depreciation on swap agreements	552	0	1,724	0	0	2,276

	$2,501	$665	$1,724	$0	$0	$4,890

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(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$236	$0	$0	$0	$0	$236
Net realized gain (loss) on futures contracts, written options and swaps	(11,276)	0	5,474	0	0	(5,802)
Net realized (loss) on foreign currency transactions	0	(3,012)	0	0	0	(3,012)

	$(11,040)	$(3,012)	$5,474	$0	$0	$(8,578)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(232)	$0	$0	$0	$0	$(232)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	28,518	0	(12,418)	0	0	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,393	0	0	0	4,393

	$28,286	$4,393	$(12,418)	$0	$0	$20,261

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

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(Unaudited) June 30, 2009

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in

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the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure

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Notes to Financial Statements (Cont.)

to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with

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Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Real Return Portfolio	$ 0	$ 755,731	$747,800	$0	$7,972	$31	$41

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements (Cont.)

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,982,424	$6,242,100	$902,686	$1,004,924

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,471	$17,440	3,770	$47,376
Administrative Class	27,990	328,983	65,795	833,470
Advisor Class	616	7,203	3,127	39,984
Issued as reinvestment of distributions
Institutional Class	105	1,255	186	2,257
Administrative Class	1,643	19,678	3,757	46,068
Advisor Class	29	347	79	969
Cost of shares redeemed
Institutional Class	(558)	(6,515)	(1,363)	(16,587)
Administrative Class	(19,391)	(227,066)	(50,219)	(612,120)
Advisor Class	(536)	(6,269)	(2,347)	(28,788)
Net increase resulting from Portfolio share transactions	11,369	$135,056	22,785	$312,629

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	96
Administrative Class	5	63
Advisor Class	4	87

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official

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Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$61,785	$(52,324)	$9,461

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	64.5%
Corporate Bonds & Notes	11.6%
U.S. Government Agencies	8.3%
Short-Term Instruments	5.5%
Asset-Backed Securities	4.2%
Other	5.9%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)
PIMCO Real Return Portfolio Institutional Class	9.64%	-2.31%	4.44%	7.52%
Barclays Capital U.S. TIPS Index±	6.21%	-1.11%	4.94%	7.29%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.57% for Institutional Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,096.42	$1,021.67
Expenses Paid During Period†	$3.27	$3.16

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Positioning for a steeper nominal yield curve in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

»	A nominal yield curve steepening bias in the U.K. benefited performance as the 30-year U.K. Gilt yield increased more than the two-year U.K. Gilt yield.

»	Exposure to U.S. corporate bonds benefited performance as spreads over U.S. Treasuries decreased.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads narrowed.

»	An overweight to total U.S. duration from February 2009 to June 2009 detracted from performance as nominal interest rates rose during that period.

»	An emphasis on nominal bonds versus inflation-linked bonds (“ILBs”) in Europe detracted from performance as ILBs outperformed their nominal counterparts.

»	Exposure to nominal bonds versus ILBs in the U.K. detracted from performance as ILBs outperformed their nominal counterparts.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$11.26	$12.57	$11.93	$12.69	$12.92	$12.36
Net investment income (a)	0.22	0.46	0.58	0.54	0.37	0.15
Net realized/unrealized gain (loss) on investments	0.86	(1.29)	0.67	(0.42)	(0.08)	0.96
Total income (loss) from investment operations	1.08	(0.83)	1.25	0.12	0.29	1.11
Dividends from net investment income	(0.19)	(0.46)	(0.58)	(0.55)	(0.38)	(0.14)
Distributions from net realized capital gains	0.00	(0.02)	(0.03)	(0.33)	(0.14)	(0.41)
Total distributions	(0.19)	(0.48)	(0.61)	(0.88)	(0.52)	(0.55)
Net asset value end of year or period	$12.15	$11.26	$12.57	$11.93	$12.69	$12.92
Total return	9.64%	(6.89)%	10.80%	0.86%	2.24%	9.08%
Net assets end of year or period (000s)	$85,719	$67,953	$43,300	$45,852	$44,659	$36,691
Ratio of expenses to average net assets	0.63%*	0.57%	0.50%	0.50%	0.51%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.70%*	3.75%	4.84%	4.38%	2.88%	1.14%
Portfolio turnover rate	292%	1,014%	901%	963%	1,102%	1,064%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$2,164,683
Investments in Affiliates, at value	7,972
Repurchase agreements, at value	101,561
Cash	1
Deposits with counterparty	2
Foreign currency, at value	2,403
Receivable for investments sold	408,481
Receivable for Portfolio shares sold	12,163
Interest and dividends receivable	16,802
Dividends receivable from Affiliates	4
Swap premiums paid	2,183
Unrealized appreciation on foreign currency contracts	146
Unrealized appreciation on swap agreements	5,708
2,722,109

Liabilities:
Payable for reverse repurchase agreements	$401,867
Payable for investments purchased	399,050
Payable for investments in Affiliates purchased	4
Payable for investments purchased on a delayed-delivery basis	311,927
Payable for Portfolio shares redeemed	17,479
Payable for short sales	52,499
Written options outstanding	1,843
Dividends payable	178
Deposits from counterparty	16,153
Accrued investment advisory fee	303
Accrued supervisory and administrative fee	303
Accrued distribution fee	5
Accrued servicing fee	169
Variation margin payable	133
Swap premiums received	524
Unrealized depreciation on foreign currency contracts	665
Unrealized depreciation on swap agreements	2,276
Other liabilities	307
1,205,685

Net Assets	$1,516,424

Net Assets Consist of:
Paid in capital	$1,591,365
Undistributed net investment income	2,235
Accumulated undistributed net realized (loss)	(89,233)
Net unrealized appreciation	12,057
$1,516,424

Net Assets:
Institutional Class	$85,719
Administrative Class	1,405,918
Advisor Class	24,787

Shares Issued and Outstanding:
Institutional Class	7,055
Administrative Class	115,707
Advisor Class	2,040

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.15
Administrative Class	12.15
Advisor Class	12.15

Cost of Investments Owned	$2,155,222
Cost of Investments in Affiliates Owned	$7,972
Cost of Repurchase Agreements Owned	$101,561
Cost of Foreign Currency Held	$2,384
Proceeds Received on Short Sales	$51,937
Premiums Received on Written Options	$2,210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$29,156
Dividends	48
Dividends from Affiliate investments	31
Miscellaneous income	4
Total Income	29,239

Expenses:
Investment advisory fees	1,696
Supervisory and administrative fees	1,696
Servicing fees – Administrative Class	946
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	10
Interest expense	862
Total Expenses	5,238

Net Investment Income	24,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	53,905
Net realized gain on Affiliate investments	41
Net realized (loss) on futures contracts, written options and swaps	(5,807)
Net realized (loss) on foreign currency transactions	(3,131)
Net change in unrealized appreciation on investments	35,912
Net change in unrealized appreciation on futures contracts, written options and swaps	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,395
Net Gain	102,415

Net Increase in Net Assets Resulting from Operations	$126,416

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$24,001	$50,105
Net realized gain (loss)	44,967	(110,485)
Net realized gain on Affiliate investments	41	0
Net change in unrealized appreciation (depreciation)	57,407	(64,181)
Net increase (decrease) resulting from operations	126,416	(124,561)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,255)	(2,152)
Administrative Class	(20,351)	(45,631)
Advisor Class	(347)	(935)
From net realized capital gains
Institutional Class	0	(105)
Administrative Class	0	(1,861)
Advisor Class	0	(34)

Total Distributions	(21,953)	(50,718)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	17,440	47,376
Administrative Class	328,983	833,470
Advisor Class	7,203	39,984
Issued as reinvestment of distributions
Institutional Class	1,255	2,257
Administrative Class	19,678	46,068
Advisor Class	347	969
Cost of shares redeemed
Institutional Class	(6,515)	(16,587)
Administrative Class	(227,066)	(612,120)
Advisor Class	(6,269)	(28,788)
Net increase resulting from Portfolio share transactions	135,056	312,629

Total Increase in Net Assets	239,519	137,350

Net Assets:
Beginning of period	1,276,905	1,139,555
End of period*	$1,516,424	$1,276,905

*Including undistributed net investment income of:	$2,235	$187

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.319% due 12/20/2012	$56	$53
2.323% due 12/20/2012	190	180
2.650% due 12/20/2012	619	586

Total Bank Loan Obligations (Cost $866)		819

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 13.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,244

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,376
6.000% due 09/13/2017	1,800	1,644

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,101

American Express Co.
7.000% due 03/19/2018	2,310	2,247

American International Group, Inc.
5.850% due 01/16/2018	1,300	689
8.175% due 05/15/2058	4,900	1,399
8.250% due 08/15/2018	1,600	943

ANZ National International Ltd.
6.200% due 07/19/2013	3,200	3,300

Bank of America Corp.
1.127% due 11/06/2009	900	898
1.339% due 04/30/2012	2,000	2,026

Barclays Bank PLC
5.450% due 09/12/2012	1,100	1,148
6.050% due 12/04/2017	2,300	1,998
7.434% due 09/29/2049	700	470

Bear Stearns Cos. LLC
0.842% due 08/21/2009	5,725	5,729

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	256

Calabash Re Ltd.
11.524% due 01/08/2010	250	244

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	13,200	13,044

Citibank N.A.
0.616% due 06/04/2012	30,000	30,107

Citigroup Capital XXI
8.300% due 12/21/2077	1,200	937

Citigroup Funding, Inc.
2.036% due 05/07/2010	13,900	13,616

Citigroup, Inc.
0.631% due 12/28/2009	3,900	3,863
8.400% due 04/29/2049 (a)	4,600	3,456

Commonwealth Bank of Australia
1.108% due 06/25/2014	7,100	7,076

Credit Suisse USA, Inc.
0.865% due 11/20/2009	800	799

Dexia Credit Local
1.262% due 09/23/2011	2,500	2,494

DnB NOR Bank ASA
1.209% due 10/13/2009	1,100	1,093

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	1,039
7.800% due 06/01/2012	100	86

Foundation Re II Ltd.
7.576% due 11/26/2010	800	749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genworth Financial, Inc.
6.515% due 05/22/2018	$2,200	$1,473

GMAC LLC
6.750% due 12/01/2014	1,600	1,232

Goldman Sachs Group, Inc.
0.901% due 06/28/2010	7,500	7,461
6.150% due 04/01/2018	1,900	1,853

Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009	1,000	991

HCP, Inc.
6.700% due 01/30/2018	3,000	2,610

HSBC Finance Corp.
1.162% due 10/21/2009	1,900	1,895

International Lease Finance Corp.
6.625% due 11/15/2013	900	694

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	1,900	313
7.000% due 09/27/2027 (a)	100	15

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	793

Longpoint Re Ltd.
5.874% due 05/08/2010	1,100	1,069

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	4,000	3,817

Merna Reinsurance Ltd.
1.248% due 07/07/2010	4,200	3,909

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	2,400	2,128
6.875% due 04/25/2018	8,800	8,158

Morgan Stanley
1.357% due 01/18/2011	3,000	2,908
1.399% due 01/09/2012	300	271
1.449% due 01/09/2014	1,300	1,168
1.611% due 10/15/2015	1,700	1,459
5.750% due 10/18/2016	1,600	1,536

National Australia Bank Ltd.
5.350% due 06/12/2013	2,600	2,681

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,945

Pricoa Global Funding I
0.734% due 06/26/2012	15,100	14,036

ProLogis
6.625% due 05/15/2018	1,500	1,183

Prudential Financial, Inc.
1.570% due 06/10/2013	2,000	1,654

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,001

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	2,700	2,683

Simon Property Group LP
5.750% due 12/01/2015	800	738

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,312

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,544

UBS AG
1.927% due 05/05/2010	7,700	7,725

Vita Capital III Ltd.
2.328% due 01/01/2012	700	607

Vita Capital Ltd.
2.108% due 01/01/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank N.A.
0.726% due 12/02/2010	$2,400	$2,368

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,616

		199,210

INDUSTRIALS 3.0%

Alcoa, Inc.
6.750% due 07/15/2018	4,000	3,554

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,575

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,469

C8 Capital SPV Ltd.
6.640% due 12/29/2049	500	257

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,285

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	941

CIGNA Corp.
6.350% due 03/15/2018	2,000	1,773

DISH DBS Corp.
7.000% due 10/01/2013	5,000	4,775

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	995

Gaz Capital S.A.
7.343% due 04/11/2013	500	485
8.146% due 04/11/2018	700	640

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,758

Masco Corp.
6.125% due 10/03/2016	1,500	1,261

Oracle Corp.
5.750% due 04/15/2018	2,500	2,642

Rexam PLC
6.750% due 06/01/2013	1,200	1,164

Rockies Express Pipeline LLC
4.500% due 08/20/2009	5,200	5,201

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,517

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	859

UST, Inc.
6.625% due 07/15/2012	2,500	2,677

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,158

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,061

		46,047

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	786

AT&T, Inc.
1.116% due 02/05/2010	2,800	2,802

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	174
7.000% due 04/01/2012	4,100	4,239

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,708

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Corp.
4.900% due 06/15/2015	$1,000	$933

FirstEnergy Corp.
6.450% due 11/15/2011	1,000	1,044

NiSource Finance Corp.
1.231% due 11/23/2009	800	794

Sempra Energy
6.150% due 06/15/2018	1,000	1,007

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	912

		17,399

Total Corporate Bonds & Notes (Cost $274,984)		262,656

MUNICIPAL BONDS & NOTES 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	361

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	535

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	390	354

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,150	3,953

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,060	712

Total Municipal Bonds & Notes (Cost $7,048)		5,915

U.S. GOVERNMENT AGENCIES 12.5%

Fannie Mae
0.374% due 12/25/2036	367	331
0.464% due 08/25/2034	205	196
0.514% due 10/27/2037	5,900	5,373
0.664% due 05/25/2042	224	201
2.638% due 06/01/2043 - 09/01/2044	6,131	6,106
4.203% due 07/01/2035	409	419
4.287% due 11/01/2034	3,286	3,323
4.631% due 05/25/2035	2,129	2,127
4.644% due 01/01/2035	519	535
4.647% due 12/01/2036	3,408	3,429
5.000% due 02/01/2036 - 06/01/2036	2,491	2,541
5.070% due 11/01/2024	16	16
5.273% due 10/01/2035	1,549	1,637
5.500% due 03/01/2034 - 07/01/2039	24,255	25,104
5.500% due 02/01/2038 (i)	810	838
5.950% due 02/25/2044	559	591
6.000% due 10/01/2021 - 07/01/2039	45,158	47,239
6.500% due 10/01/2037 - 07/01/2039	2,349	2,502

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	12,210	11,969
0.549% due 02/15/2019	940	922
0.574% due 08/25/2031	120	97
0.669% due 12/15/2030	296	292
0.888% due 02/01/2011	5,514	5,506
2.638% due 10/25/2044	7,535	7,420
2.639% due 02/25/2045	2,267	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/15/2023	$64	$64
4.033% due 01/01/2034	301	304
4.700% due 06/01/2035	5,709	5,879
5.000% due 12/14/2018 - 08/15/2020	8,349	8,525
5.353% due 08/01/2036	503	519
5.429% due 12/01/2035	1,101	1,153
5.500% due 05/15/2016- 07/01/2039	10,720	11,031
5.500% due 11/01/2038 (i)	344	356
6.500% due 06/01/2036 - 01/01/2039	18,000	19,153

Ginnie Mae
6.000% due 12/15/2031 - 07/01/2039	2,231	2,333

Small Business Administration
4.504% due 02/01/2014	784	801
4.880% due 11/01/2024	2,745	2,857
5.170% due 01/01/2028	1,518	1,603
5.902% due 02/10/2018	933	1,014
6.020% due 08/01/2028	3,036	3,329

Total U.S. Government Agencies (Cost $187,450)		189,796

U.S. TREASURY OBLIGATIONS 96.8%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	10,088	9,968
1.375% due 07/15/2018	3,757	3,644
1.625% due 01/15/2015	23,230	23,114
1.625% due 01/15/2018	19,541	19,334
1.750% due 01/15/2028	83,513	78,816
1.875% due 07/15/2013	32,970	33,805
1.875% due 07/15/2015 (h)	147,987	149,559
2.000% due 04/15/2012	36,777	37,845
2.000% due 01/15/2026	73,374	71,792
2.000% due 01/15/2014 (h)	92,552	94,634
2.000% due 07/15/2014 (h)	107,461	109,946
2.000% due 01/15/2016 (h)	46,302	46,982
2.125% due 01/15/2019	23,239	23,980
2.375% due 04/15/2011	75,519	77,785
2.375% due 01/15/2025	64,477	66,209
2.375% due 01/15/2027	40,812	42,215
2.375% due 01/15/2017 (h)	62,842	65,532
2.500% due 07/15/2016	68,573	71,938
2.500% due 01/15/2029	1,887	2,002
2.625% due 07/15/2017	65,740	69,992
3.000% due 07/15/2012 (h)	78,987	83,701
3.375% due 01/15/2012	11,768	12,518
3.375% due 04/15/2032	1,201	1,504
3.500% due 01/15/2011	60,415	63,096
3.625% due 04/15/2028	75,502	91,829
3.875% due 04/15/2029	89,821	113,679

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	1,810	1,805

Total U.S. Treasury Obligations (Cost $1,415,243)		1,467,224

MORTGAGE-BACKED SECURITIES 5.4%

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,041	638

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	296

Banc of America Funding Corp.
4.585% due 02/20/2036	2,507	1,906
6.102% due 01/20/2047	1,138	606

Banc of America Large Loan, Inc.
0.829% due 08/15/2029	5,060	3,758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036	$1,989	$1,334
6.500% due 09/25/2033	112	106

BCAP LLC Trust
0.484% due 01/25/2037	1,233	471

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	584	502
2.500% due 08/25/2035	1,096	960
2.900% due 03/25/2035	1,583	1,370
4.550% due 08/25/2035	876	774
4.828% due 01/25/2035	5,793	4,885
4.991% due 01/25/2035	1,620	1,201

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	4,225	2,296
5.746% due 03/25/2036	1,366	606

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	13	13

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	3,933	2,174

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	1	1
5.888% due 12/10/2049	91	72

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	135	110
4.098% due 08/25/2035	144	105
4.248% due 08/25/2035	673	536
4.700% due 12/25/2035	3,311	2,675
4.748% due 08/25/2035	622	495
5.994% due 09/25/2037	4,914	2,665

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	160

Countrywide Alternative Loan Trust
0.395% due 09/20/2046	130	127
0.494% due 05/25/2047	385	145
0.495% due 02/20/2047	1,113	433
0.504% due 09/25/2046	13,739	5,254
0.594% due 12/25/2035	81	38
2.340% due 12/25/2035	411	186
6.000% due 01/25/2037	681	372

Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035	520	378
3.759% due 11/19/2033	157	142
5.752% due 05/20/2036	399	202

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	360	361

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.414% due 10/25/2036	239	205

First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	664	430

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	746	568

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	141	141
4.229% due 12/10/2037	4,421	4,434

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	373	307
0.394% due 01/25/2047	3,155	2,396
0.534% due 06/25/2045	702	299
0.584% due 11/25/2045	396	189

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	183	157

GSR Mortgage Loan Trust
4.469% due 09/25/2035	1,869	1,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	$192	$86

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	104	98

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	398	371
0.414% due 01/25/2037	65	63
4.976% due 12/25/2034	450	341

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	251
5.794% due 02/12/2051	1,300	975

JPMorgan Mortgage Trust
5.009% due 07/25/2035	1,073	821
5.012% due 02/25/2035	2,659	2,327

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	300	244
5.424% due 02/15/2040	225	164

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	326	289

MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	700	442

Mellon Residential Funding Corp.
0.669% due 11/15/2031	774	563
0.759% due 12/15/2030	700	565

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	200	138

Merrill Lynch Floating Trust
0.389% due 06/15/2022	166	117

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,064	1,115

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	906	614
1.314% due 10/25/2035	533	425
4.250% due 10/25/2035	3,699	2,986

Morgan Stanley Capital I
0.380% due 10/15/2020	246	183
6.076% due 06/11/2049	600	454

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	2,091	1,708

Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	268	184

Residential Accredit Loans, Inc.
0.614% due 08/25/2035	278	127

Residential Asset Securitization Trust
6.500% due 08/25/2036	1,000	479

Securitized Asset Sales, Inc.
4.848% due 11/26/2023	8	7

Sequoia Mortgage Trust
0.663% due 10/19/2026	226	172

Structured Adjustable Rate Mortgage Loan Trust
0.554% due 06/25/2035	276	172
2.610% due 01/25/2035	269	114
4.802% due 02/25/2034	476	359
5.516% due 08/25/2035	402	262

Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036	204	195
0.414% due 09/25/2047	1,226	1,143
0.504% due 06/25/2036	218	83
0.524% due 04/25/2036	915	385
0.563% due 07/19/2035	2,685	1,704
0.643% due 10/19/2034	175	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.364% due 05/25/2036	$15	$14
4.504% due 10/25/2035	329	227

TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	9	9
0.424% due 01/25/2037	292	265

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	2,860	2,572
0.434% due 09/25/2046	1,638	1,504

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	599	441
5.418% due 01/15/2045	410	329

WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045	410	199
0.604% due 10/25/2045	2,507	1,315
2.070% due 01/25/2047	1,583	702
2.150% due 12/25/2046	206	89
2.340% due 02/25/2046	336	150
2.540% due 11/25/2042	58	33
2.840% due 11/25/2046	226	148
3.127% due 07/25/2046	1,452	612
6.052% due 10/25/2036	3,830	2,669

Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034	396	345
4.722% due 07/25/2034	194	187

Total Mortgage-Backed Securities (Cost $108,837)		81,724

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
2.392% due 10/27/2025	14,709	14,831

ACE Securities Corp.
0.364% due 07/25/2036	14	14
0.364% due 12/25/2036	125	92

American Express Credit Account Master Trust
1.269% due 08/15/2012	10,300	10,325

Argent Securities, Inc.
0.364% due 10/25/2036	19	19

Asset-Backed Funding Certificates
0.374% due 11/25/2036	26	25
0.374% due 01/25/2037	1,238	1,023
0.664% due 06/25/2034	868	426

BA Credit Card Trust
1.519% due 12/16/2013	400	399

Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	51	45
0.644% due 01/25/2036	32	29
0.764% due 03/25/2043	69	62
0.974% due 10/25/2032	41	25

Bravo Mortgage Asset Trust
0.444% due 07/25/2036	30	30

Carrington Mortgage Loan Trust
0.364% due 01/25/2037	380	316

Citigroup Mortgage Loan Trust, Inc.
0.394% due 01/25/2037	852	618

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	423	401
0.364% due 05/25/2047	121	110
0.364% due 06/25/2047	1,153	1,070
0.384% due 06/25/2047	2,641	2,448
0.424% due 10/25/2046	266	250

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	997	815

Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034	96	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	$637	$600
0.364% due 12/25/2036	1	1

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	1,406	1,406
1.739% due 06/15/2012	18,200	18,265

Fremont Home Loan Trust
0.364% due 10/25/2036	36	22
0.374% due 01/25/2037	215	140

GSAMP Trust
0.354% due 10/25/2046	45	43
0.384% due 10/25/2036	8	7
0.384% due 12/25/2036	471	250
0.604% due 03/25/2034	36	35

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	42	41

HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036	96	57
0.364% due 12/25/2036	1,699	1,094

Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036	9	9
0.374% due 04/25/2037	538	511

JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	87	83
0.364% due 08/25/2036	127	118
0.364% due 10/25/2036	1,090	847
0.377% due 11/25/2036	33	31

Lehman XS Trust
0.384% due 05/25/2046	6	6
0.394% due 11/25/2046	428	358

Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	22	21
0.494% due 08/25/2035	17	16

MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036	29	28
0.374% due 11/25/2036	554	514

MBNA Credit Card Master Note Trust
0.419% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037	131	129
0.384% due 08/25/2036	158	157
0.384% due 07/25/2037	143	134
0.394% due 09/25/2037	58	49
0.434% due 02/25/2037	1,232	647

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	152	143
0.364% due 09/25/2036	98	94
0.364% due 10/25/2036	78	73

Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036	481	456

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	801	712

Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	36	32

Option One Mortgage Loan Trust
0.354% due 02/25/2037	67	66

Park Place Securities, Inc.
0.574% due 09/25/2035	31	20

Renaissance Home Equity Loan Trust
0.694% due 12/25/2032	65	37

Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036	65	65

Residential Asset Securities Corp.
0.384% due 11/25/2036	178	175

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
0.374% due 10/25/2046	$159	$153

Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036	33	29
0.374% due 12/25/2036	715	401

SLM Student Loan Trust
1.082% due 07/25/2017	157	157
1.132% due 04/25/2019	6,400	5,883
1.542% due 01/25/2017	1,500	1,468
2.592% due 04/25/2023	22,984	23,471

Soundview Home Equity Loan Trust
0.374% due 11/25/2036	146	79
1.114% due 10/25/2037	371	350

Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9

Structured Asset Investment Loan Trust
0.364% due 07/25/2036	30	27

Structured Asset Securities Corp.
0.364% due 10/25/2036	286	261
4.900% due 04/25/2035	1,039	616

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034	14	13

WaMu Asset-Backed Certificates
0.364% due 01/25/2037	317	226

Wells Fargo Home Equity Trust
0.364% due 01/25/2037	62	61
0.564% due 12/25/2035	190	177

Total Asset-Backed Securities (Cost $98,003)		94,382

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012	350	406

Export-Import Bank of Korea
1.386% due 10/04/2011	1,600	1,604

Total Sovereign Issues (Cost $1,950)		2,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	$2,766

Green Valley Ltd.
5.045% due 01/10/2011		500	679

ING Bank Australia Ltd.
3.884% due 06/24/2014	AUD	800	641

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,240	277
1.100% due 12/10/2016		942,820	8,644
1.200% due 06/10/2017		1,253,640	11,396
1.200% due 12/10/2017		1,325,280	11,988
1.400% due 06/10/2018		739,260	6,707

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	368
5.316% due 04/05/2011 (a)		23	5

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	242

Total Foreign Currency-Denominated Issues (Cost $44,224)			43,713

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	628

Total Convertible Preferred Stocks (Cost $800)		628

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.3%

CERTIFICATES OF DEPOSIT 0.9%

Sao Paolo IMI NY
1.272% due 06/09/2010	$14,000	13,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 6.7%

Greenwich Capital Markets, Inc.
0.100% due 07/01/2009	$7,000	$7,000
(Dated 06/30/2009. Collateralized by Federal Home Loan Bank 0.550% due 06/04/2010 valued at $7,147. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.160% due 07/08/2009	91,906	91,906
(Dated 05/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $94,938. Repurchase proceeds are $91,907.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	2,655	2,655
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $2,710. Repurchase proceeds are $2,655.)

		101,561

U.S. TREASURY BILLS 0.1%
0.100% due 07/02/2009 - 07/23/2009 (b)(e)(f)(g)(i)	1,817	1,817

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.6%
	796,442	7,972

Total Short-Term Instruments (Cost $125,350)		125,349

Total Investments 150.0% (Cost $2,264,755)		$2,274,216

Written Options (k) (0.1%) (Premiums $2,210)		(1,843)

Other Assets and Liabilities (Net) (49.9%)		(755,949)

Net Assets 100.0%		$1,516,424

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,130 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $210 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(g)	Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $328,807 at a weighted average interest rate of 0.466%. On June 30, 2009, securities valued at $417,904 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $2,797 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	74	$(32)
90-Day Euribor June Futures	Long	06/2010	61	30
90-Day Euribor September Futures	Long	09/2010	134	1
90-Day Eurodollar December Futures	Long	12/2009	31	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	248	(71)

				$(75)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	4.093%	$1,000	$168	$0	$168
American Electric Power Co., Inc.	MSC	(0.470%	)	06/20/2015	0.623%	800	7	0	7
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%	4,400	(18)	0	(18)
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.284%	1,400	(3)	0	(3)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.340%	1,300	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.486%	1,000	(7)	0	(7)
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	1.672%	2,000	63	0	63
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	1.822%	4,100	133	0	133
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	1.799%	200	9	0	9
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	3.465%	1,200	(10)	0	(10)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	3.465%	1,500	(12)	0	(12)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	3.465%	2,300	(19)	0	(19)
Exelon Corp.	CITI	(0.960%	)	06/20/2015	2.226%	1,000	64	0	64
Falconbridge Ltd.	BOA	(0.910%	)	06/20/2012	2.181%	1,000	35	0	35
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.861%	1,000	32	0	32
Genworth Financial, Inc.	BCLY	(0.960%	)	06/20/2018	7.880%	900	323	0	323
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	7.880%	1,300	466	0	466
HCP, Inc.	GSC	(2.910%	)	03/20/2018	3.339%	3,000	77	0	77
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	9.030%	900	209	0	209
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	3.887%	1,000	97	0	97
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.919%	5,000	58	0	58
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.552%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.552%	2,000	(6)	0	(6)
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.379%	1,500	121	0	121
ProLogis	MSC	(1.320%	)	06/20/2018	4.347%	1,500	265	0	265
Rexam PLC	BCLY	(1.450%	)	06/20/2013	2.041%	1,200	26	0	26
Sempra Energy	DUB	(0.670%	)	06/20/2018	0.947%	1,000	20	0	20
Simon Property Group LP	RBS	(1.010%	)	12/20/2015	2.294%	800	55	0	55
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.575%	1,500	(19)	0	(19)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.358%	1,000	116	0	116
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	1.962%	900	25	0	25
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.289%	2,500	(4)	0	(4)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	0.785%	3,200	(2)	0	(2)
Yum! Brands, Inc.	BOA	(1.245%	)	03/20/2018	0.722%	2,000	(78)	0	(78)

							$2,152	$0	$2,152

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	$200	$(32)	$0	$(32)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	300	(48)	0	(48)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,000	(6)	0	(6)
GMAC LLC	GSC	3.400%	06/20/2011	11.039%	700	(88)	0	(88)
GMAC LLC	MSC	7.300%	09/20/2012	10.203%	4,200	(291)	0	(291)

						$(465)	$0	$(465)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$39,200	$556	$947	$(391)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	27,200	387	1,039	(652)

						$943	$1,986	$(1,043)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Real Return Portfolio  (Cont.)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,700	$28	$0	$28
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		2,500	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	140	(7)	147
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,700	212	4	208
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		15,000	95	9	86
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		2,700	(86)	0	(86)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		2,500	(82)	0	(82)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	39	9	30
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(275)	(222)	(53)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(247)	(5)	(242)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(168)	(125)	(43)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	133	(35)	168
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	81	(15)	96
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	15	3	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	83	4	79
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$11,000	339	87	252
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		1,200	37	9	28
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		200	1	0	1
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	2,100	147	(22)	169
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		8,500	647	(18)	665
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB	GBP	2,500	194	(74)	268
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		6,500	732	59	673
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS		5,000	98	0	98
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		1,400	64	6	58
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,400	96	6	90
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		3,200	63	0	63
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(45)	0	(45)

							$2,461	$(327)	$2,788

(k)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	269	$99	$111
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	269	178	60
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	131	34	6
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	164	30	8

				$341	$185

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$16,000	$81	$89
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,300	110	153
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,300	145	115
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	3,000	22	17
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	15	16
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,800	95	166
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,800	192	124
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	108
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	11,800	24	43
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	62,300	557	346
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	3,700	59	90
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	3,700	87	67
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	324

							$1,869	$1,658

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	90	$68,300	$1,496
Sales	1,950	270,100	2,559
Closing Buys	(725)	(148,200)	(1,572)
Expirations	(482)	(36,500)	(273)
Exercised	0	0	0

Balance at 06/30/2009	833	$153,700	$2,210

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.000%	07/01/2039	$2,900	$2,906	$2,951
Fannie Mae	5.500%	07/01/2039	27,000	27,572	27,865
Fannie Mae	6.500%	07/01/2039	2,400	2,554	2,556
Treasury Inflation Protected Securities	1.875%	07/15/2015	18,759	18,905	19,127

				$51,937	$52,499

(6)	Market value includes $169 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	800	07/2009	BCLY	$0	$0	$0
Sell		1,710	07/2009	DUB	0	(16)	(16)
Buy		2,184	07/2009	GSC	41	0	41
Buy	BRL	491	08/2009	HSBC	25	0	25
Sell	CHF	910	07/2009	JPM	15	0	15
Sell		910	10/2009	RBC	4	0	4
Sell	CNY	11,806	07/2009	BCLY	0	0	0
Buy		13,392	07/2009	DUB	0	(117)	(117)
Sell		15,493	07/2009	DUB	4	(1)	3
Buy		13,907	07/2009	HSBC	0	(94)	(94)
Buy		24,191	09/2009	BCLY	1	(32)	(31)
Buy		5,860	09/2009	CITI	9	0	9
Buy		5,392	09/2009	DUB	0	0	0
Buy		18,841	09/2009	HSBC	0	(30)	(30)
Sell		8,256	09/2009	JPM	0	(28)	(28)
Buy		5,904	03/2010	BCLY	0	(2)	(2)
Buy		3,644	03/2010	BOA	0	0	0
Buy		2,997	03/2010	CITI	0	(2)	(2)
Buy		12,028	03/2010	DUB	0	(10)	(10)
Buy		2,884	03/2010	HSBC	0	(1)	(1)
Buy		27	03/2010	JPM	0	0	0
Sell	EUR	4,939	07/2009	BCLY	0	(37)	(37)
Sell	GBP	84	07/2009	BCLY	0	(1)	(1)
Sell		2,364	07/2009	CITI	0	(232)	(232)
Sell		105	07/2009	GSC	0	(4)	(4)
Buy		792	07/2009	RBS	34	0	34
Sell		1,761	08/2009	MSC	12	0	12
Sell	JPY	2,492,004	07/2009	BNP	0	(29)	(29)
Sell		19,523	07/2009	CSFB	0	(4)	(4)
Sell		2,511,527	08/2009	MSC	0	0	0
Sell	MXN	531	11/2009	CITI	0	(4)	(4)
Buy		186	11/2009	JPM	1	0	1
Sell	MYR	141	08/2009	BCLY	0	0	0
Buy	PHP	2,834	08/2009	CITI	0	0	0
Sell	SGD	984	07/2009	CITI	0	(20)	(20)
Buy		984	07/2009	HSBC	0	(1)	(1)

					$146	$(665)	$(519)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Real Return Portfolio  (Cont.)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$257,679	$4,977	$262,656
U.S. Government Agencies	0	189,796	0	189,796
U.S. Treasury Obligations	0	1,467,224	0	1,467,224
Mortgage-Backed Securities	0	81,497	227	81,724
Asset-Backed Securities	0	94,382	0	94,382
Short-Term Instruments	7,972	117,377	0	125,349
Other Investments ++	628	52,457	0	53,085

Investments, at value	$8,600	$2,260,412	$5,204	$2,274,216

Short Sales, at value	$0	$(52,499)	$0	$(52,499)

Financial Derivative Instruments +++	$(75)	$592	$478	$995

Total	$8,525	$2,208,505	$5,682	$2,222,712

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$7	$0	$115	$4,855	$4,977
Mortgage-Backed Securities	0	(24)	1	0	(6)	256	227

Investments, at value	$0	$(24)	$8	$0	$109	$5,111	$5,204

Financial Derivative Instruments +++	$3,483	$0	$0	$0	$(2,797)	$(208)	$478

Total	$3,483	$(24)	$8	$0	$(2,688)	$4,903	$5,682

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$31	$0	$0	$0	$0	$31
Unrealized appreciation on foreign currency contracts	0	146	0	0	0	146
Unrealized appreciation on swap agreements	3,340	0	2,368	0	0	5,708

	$3,371	$146	$2,368	$0	$0	$5,885

Liabilities:
Written options outstanding	$1,843	$0	$0	$0	$0	$1,843
Variation margin payable ^^	106	0	0	0	0	106
Unrealized depreciation on foreign currency contracts	0	665	0	0	0	665
Unrealized depreciation on swap agreements	552	0	1,724	0	0	2,276

	$2,501	$665	$1,724	$0	$0	$4,890

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$236	$0	$0	$0	$0	$236
Net realized gain (loss) on futures contracts, written options and swaps	(11,276)	0	5,474	0	0	(5,802)
Net realized (loss) on foreign currency transactions	0	(3,012)	0	0	0	(3,012)

	$(11,040)	$(3,012)	$5,474	$0	$0	$(8,578)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(232)	$0	$0	$0	$0	$(232)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	28,518	0	(12,418)	0	0	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,393	0	0	0	4,393

	$28,286	$4,393	$(12,418)	$0	$0	$20,261

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

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repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in

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Notes to Financial Statements (Cont.)

value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in

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the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure

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Notes to Financial Statements (Cont.)

to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with

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Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Real Return Portfolio	$ 0	$ 755,731	$747,800	$0	$7,972	$31	$41

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,982,424	$6,242,100	$902,686	$1,004,924

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,471	$17,440	3,770	$47,376
Administrative Class	27,990	328,983	65,795	833,470
Advisor Class	616	7,203	3,127	39,984
Issued as reinvestment of distributions
Institutional Class	105	1,255	186	2,257
Administrative Class	1,643	19,678	3,757	46,068
Advisor Class	29	347	79	969
Cost of shares redeemed
Institutional Class	(558)	(6,515)	(1,363)	(16,587)
Administrative Class	(19,391)	(227,066)	(50,219)	(612,120)
Advisor Class	(536)	(6,269)	(2,347)	(28,788)
Net increase resulting from Portfolio share transactions	11,369	$135,056	22,785	$312,629

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	96
Administrative Class	5	63
Advisor Class	4	87

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$61,785	$(52,324)	$9,461

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	64.5%
Corporate Bonds & Notes	11.6%
U.S. Government Agencies	8.3%
Short-Term Instruments	5.5%
Asset-Backed Securities	4.2%
Other	5.9%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (02/28/06)
PIMCO Real Return Portfolio Advisor Class	9.51%	-2.55%	3.58%
Barclays Capital U.S. TIPS Index±	6.21%	-1.11%	4.64%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.80% for Advisor Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,095.08	$1,020.43
Expenses Paid During Period†	$4.57	$4.41

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Positioning for a steeper nominal yield curve in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

»	A nominal yield curve steepening bias in the U.K. benefited performance as the 30-year U.K. Gilt yield increased more than the two-year U.K. Gilt yield.

»	Exposure to U.S. corporate bonds benefited performance as spreads over U.S. Treasuries decreased.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads narrowed.

»	An overweight to total U.S. duration from February 2009 to June 2009 detracted from performance as nominal interest rates rose during that period.

»	An emphasis on nominal bonds versus inflation-linked bonds (“ILBs”) in Europe detracted from performance as ILBs outperformed their nominal counterparts.

»	Exposure to nominal bonds versus ILBs in the U.K. detracted from performance as ILBs outperformed their nominal counterparts.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$11.26	$12.57	$11.93	$12.69
Net investment income (a)	0.20	0.44	0.56	0.47
Net realized/unrealized gain (loss) on investments	0.87	(1.30)	0.66	(0.46)
Total income (loss) from investment operations	1.07	(0.86)	1.22	0.01
Dividends from net investment income	(0.18)	(0.43)	(0.55)	(0.44)
Distributions from net realized capital gains	0.00	(0.02)	(0.03)	(0.33)
Total distributions	(0.18)	(0.45)	(0.58)	(0.77)
Net asset value end of year or period	$12.15	$11.26	$12.57	$11.93
Total return	9.51%	(7.13)%	10.53%	0.04%
Net assets end of year or period (000s)	$24,787	$21,735	$13,478	$2,684
Ratio of expenses to average net assets	0.88%*	0.80%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	3.36%*	3.52%	4.59%	4.49%*
Portfolio turnover rate	292%	1,014%	901%	963%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$2,164,683
Investments in Affiliates, at value	7,972
Repurchase agreements, at value	101,561
Cash	1
Deposits with counterparty	2
Foreign currency, at value	2,403
Receivable for investments sold	408,481
Receivable for Portfolio shares sold	12,163
Interest and dividends receivable	16,802
Dividends receivable from Affiliates	4
Swap premiums paid	2,183
Unrealized appreciation on foreign currency contracts	146
Unrealized appreciation on swap agreements	5,708
2,722,109

Liabilities:
Payable for reverse repurchase agreements	$401,867
Payable for investments purchased	399,050
Payable for investments in Affiliates purchased	4
Payable for investments purchased on a delayed-delivery basis	311,927
Payable for Portfolio shares redeemed	17,479
Payable for short sales	52,499
Written options outstanding	1,843
Dividends payable	178
Deposits from counterparty	16,153
Accrued investment advisory fee	303
Accrued supervisory and administrative fee	303
Accrued distribution fee	5
Accrued servicing fee	169
Variation margin payable	133
Swap premiums received	524
Unrealized depreciation on foreign currency contracts	665
Unrealized depreciation on swap agreements	2,276
Other liabilities	307
1,205,685

Net Assets	$1,516,424

Net Assets Consist of:
Paid in capital	$1,591,365
Undistributed net investment income	2,235
Accumulated undistributed net realized (loss)	(89,233)
Net unrealized appreciation	12,057
$1,516,424

Net Assets:
Institutional Class	$85,719
Administrative Class	1,405,918
Advisor Class	24,787

Shares Issued and Outstanding:
Institutional Class	7,055
Administrative Class	115,707
Advisor Class	2,040

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.15
Administrative Class	12.15
Advisor Class	12.15

Cost of Investments Owned	$2,155,222
Cost of Investments in Affiliates Owned	$7,972
Cost of Repurchase Agreements Owned	$101,561
Cost of Foreign Currency Held	$2,384
Proceeds Received on Short Sales	$51,937
Premiums Received on Written Options	$2,210

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$29,156
Dividends	48
Dividends from Affiliate investments	31
Miscellaneous income	4
Total Income	29,239

Expenses:
Investment advisory fees	1,696
Supervisory and administrative fees	1,696
Servicing fees – Administrative Class	946
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	10
Interest expense	862
Total Expenses	5,238

Net Investment Income	24,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	53,905
Net realized gain on Affiliate investments	41
Net realized (loss) on futures contracts, written options and swaps	(5,807)
Net realized (loss) on foreign currency transactions	(3,131)
Net change in unrealized appreciation on investments	35,912
Net change in unrealized appreciation on futures contracts, written options and swaps	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,395
Net Gain	102,415

Net Increase in Net Assets Resulting from Operations	$126,416

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$24,001	$50,105
Net realized gain (loss)	44,967	(110,485)
Net realized gain on Affiliate investments	41	0
Net change in unrealized appreciation (depreciation)	57,407	(64,181)
Net increase (decrease) resulting from operations	126,416	(124,561)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,255)	(2,152)
Administrative Class	(20,351)	(45,631)
Advisor Class	(347)	(935)
From net realized capital gains
Institutional Class	0	(105)
Administrative Class	0	(1,861)
Advisor Class	0	(34)

Total Distributions	(21,953)	(50,718)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	17,440	47,376
Administrative Class	328,983	833,470
Advisor Class	7,203	39,984
Issued as reinvestment of distributions
Institutional Class	1,255	2,257
Administrative Class	19,678	46,068
Advisor Class	347	969
Cost of shares redeemed
Institutional Class	(6,515)	(16,587)
Administrative Class	(227,066)	(612,120)
Advisor Class	(6,269)	(28,788)
Net increase resulting from Portfolio share transactions	135,056	312,629

Total Increase in Net Assets	239,519	137,350

Net Assets:
Beginning of period	1,276,905	1,139,555
End of period*	$1,516,424	$1,276,905

*Including undistributed net investment income of:	$2,235	$187

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.319% due 12/20/2012	$56	$53
2.323% due 12/20/2012	190	180
2.650% due 12/20/2012	619	586

Total Bank Loan Obligations (Cost $866)		819

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 13.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,244

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,376
6.000% due 09/13/2017	1,800	1,644

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,101

American Express Co.
7.000% due 03/19/2018	2,310	2,247

American International Group, Inc.
5.850% due 01/16/2018	1,300	689
8.175% due 05/15/2058	4,900	1,399
8.250% due 08/15/2018	1,600	943

ANZ National International Ltd.
6.200% due 07/19/2013	3,200	3,300

Bank of America Corp.
1.127% due 11/06/2009	900	898
1.339% due 04/30/2012	2,000	2,026

Barclays Bank PLC
5.450% due 09/12/2012	1,100	1,148
6.050% due 12/04/2017	2,300	1,998
7.434% due 09/29/2049	700	470

Bear Stearns Cos. LLC
0.842% due 08/21/2009	5,725	5,729

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	256

Calabash Re Ltd.
11.524% due 01/08/2010	250	244

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	13,200	13,044

Citibank N.A.
0.616% due 06/04/2012	30,000	30,107

Citigroup Capital XXI
8.300% due 12/21/2077	1,200	937

Citigroup Funding, Inc.
2.036% due 05/07/2010	13,900	13,616

Citigroup, Inc.
0.631% due 12/28/2009	3,900	3,863
8.400% due 04/29/2049 (a)	4,600	3,456

Commonwealth Bank of Australia
1.108% due 06/25/2014	7,100	7,076

Credit Suisse USA, Inc.
0.865% due 11/20/2009	800	799

Dexia Credit Local
1.262% due 09/23/2011	2,500	2,494

DnB NOR Bank ASA
1.209% due 10/13/2009	1,100	1,093

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	1,039
7.800% due 06/01/2012	100	86

Foundation Re II Ltd.
7.576% due 11/26/2010	800	749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genworth Financial, Inc.
6.515% due 05/22/2018	$2,200	$1,473

GMAC LLC
6.750% due 12/01/2014	1,600	1,232

Goldman Sachs Group, Inc.
0.901% due 06/28/2010	7,500	7,461
6.150% due 04/01/2018	1,900	1,853

Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009	1,000	991

HCP, Inc.
6.700% due 01/30/2018	3,000	2,610

HSBC Finance Corp.
1.162% due 10/21/2009	1,900	1,895

International Lease Finance Corp.
6.625% due 11/15/2013	900	694

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	1,900	313
7.000% due 09/27/2027 (a)	100	15

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	793

Longpoint Re Ltd.
5.874% due 05/08/2010	1,100	1,069

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	4,000	3,817

Merna Reinsurance Ltd.
1.248% due 07/07/2010	4,200	3,909

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	2,400	2,128
6.875% due 04/25/2018	8,800	8,158

Morgan Stanley
1.357% due 01/18/2011	3,000	2,908
1.399% due 01/09/2012	300	271
1.449% due 01/09/2014	1,300	1,168
1.611% due 10/15/2015	1,700	1,459
5.750% due 10/18/2016	1,600	1,536

National Australia Bank Ltd.
5.350% due 06/12/2013	2,600	2,681

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,945

Pricoa Global Funding I
0.734% due 06/26/2012	15,100	14,036

ProLogis
6.625% due 05/15/2018	1,500	1,183

Prudential Financial, Inc.
1.570% due 06/10/2013	2,000	1,654

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,001

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	2,700	2,683

Simon Property Group LP
5.750% due 12/01/2015	800	738

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,312

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,544

UBS AG
1.927% due 05/05/2010	7,700	7,725

Vita Capital III Ltd.
2.328% due 01/01/2012	700	607

Vita Capital Ltd.
2.108% due 01/01/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank N.A.
0.726% due 12/02/2010	$2,400	$2,368

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,616

		199,210

INDUSTRIALS 3.0%

Alcoa, Inc.
6.750% due 07/15/2018	4,000	3,554

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,575

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,469

C8 Capital SPV Ltd.
6.640% due 12/29/2049	500	257

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,285

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	941

CIGNA Corp.
6.350% due 03/15/2018	2,000	1,773

DISH DBS Corp.
7.000% due 10/01/2013	5,000	4,775

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	995

Gaz Capital S.A.
7.343% due 04/11/2013	500	485
8.146% due 04/11/2018	700	640

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,758

Masco Corp.
6.125% due 10/03/2016	1,500	1,261

Oracle Corp.
5.750% due 04/15/2018	2,500	2,642

Rexam PLC
6.750% due 06/01/2013	1,200	1,164

Rockies Express Pipeline LLC
4.500% due 08/20/2009	5,200	5,201

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,517

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	859

UST, Inc.
6.625% due 07/15/2012	2,500	2,677

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,158

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,061

		46,047

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	786

AT&T, Inc.
1.116% due 02/05/2010	2,800	2,802

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	174
7.000% due 04/01/2012	4,100	4,239

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,708

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Corp.
4.900% due 06/15/2015	$1,000	$933

FirstEnergy Corp.
6.450% due 11/15/2011	1,000	1,044

NiSource Finance Corp.
1.231% due 11/23/2009	800	794

Sempra Energy
6.150% due 06/15/2018	1,000	1,007

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	912

		17,399

Total Corporate Bonds & Notes (Cost $274,984)		262,656

MUNICIPAL BONDS & NOTES 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	361

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	535

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	390	354

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,150	3,953

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,060	712

Total Municipal Bonds & Notes (Cost $7,048)		5,915

U.S. GOVERNMENT AGENCIES 12.5%

Fannie Mae
0.374% due 12/25/2036	367	331
0.464% due 08/25/2034	205	196
0.514% due 10/27/2037	5,900	5,373
0.664% due 05/25/2042	224	201
2.638% due 06/01/2043 - 09/01/2044	6,131	6,106
4.203% due 07/01/2035	409	419
4.287% due 11/01/2034	3,286	3,323
4.631% due 05/25/2035	2,129	2,127
4.644% due 01/01/2035	519	535
4.647% due 12/01/2036	3,408	3,429
5.000% due 02/01/2036 - 06/01/2036	2,491	2,541
5.070% due 11/01/2024	16	16
5.273% due 10/01/2035	1,549	1,637
5.500% due 03/01/2034 - 07/01/2039	24,255	25,104
5.500% due 02/01/2038 (i)	810	838
5.950% due 02/25/2044	559	591
6.000% due 10/01/2021 - 07/01/2039	45,158	47,239
6.500% due 10/01/2037 - 07/01/2039	2,349	2,502

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	12,210	11,969
0.549% due 02/15/2019	940	922
0.574% due 08/25/2031	120	97
0.669% due 12/15/2030	296	292
0.888% due 02/01/2011	5,514	5,506
2.638% due 10/25/2044	7,535	7,420
2.639% due 02/25/2045	2,267	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/15/2023	$64	$64
4.033% due 01/01/2034	301	304
4.700% due 06/01/2035	5,709	5,879
5.000% due 12/14/2018 - 08/15/2020	8,349	8,525
5.353% due 08/01/2036	503	519
5.429% due 12/01/2035	1,101	1,153
5.500% due 05/15/2016- 07/01/2039	10,720	11,031
5.500% due 11/01/2038 (i)	344	356
6.500% due 06/01/2036 - 01/01/2039	18,000	19,153

Ginnie Mae
6.000% due 12/15/2031 - 07/01/2039	2,231	2,333

Small Business Administration
4.504% due 02/01/2014	784	801
4.880% due 11/01/2024	2,745	2,857
5.170% due 01/01/2028	1,518	1,603
5.902% due 02/10/2018	933	1,014
6.020% due 08/01/2028	3,036	3,329

Total U.S. Government Agencies (Cost $187,450)		189,796

U.S. TREASURY OBLIGATIONS 96.8%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	10,088	9,968
1.375% due 07/15/2018	3,757	3,644
1.625% due 01/15/2015	23,230	23,114
1.625% due 01/15/2018	19,541	19,334
1.750% due 01/15/2028	83,513	78,816
1.875% due 07/15/2013	32,970	33,805
1.875% due 07/15/2015 (h)	147,987	149,559
2.000% due 04/15/2012	36,777	37,845
2.000% due 01/15/2026	73,374	71,792
2.000% due 01/15/2014 (h)	92,552	94,634
2.000% due 07/15/2014 (h)	107,461	109,946
2.000% due 01/15/2016 (h)	46,302	46,982
2.125% due 01/15/2019	23,239	23,980
2.375% due 04/15/2011	75,519	77,785
2.375% due 01/15/2025	64,477	66,209
2.375% due 01/15/2027	40,812	42,215
2.375% due 01/15/2017 (h)	62,842	65,532
2.500% due 07/15/2016	68,573	71,938
2.500% due 01/15/2029	1,887	2,002
2.625% due 07/15/2017	65,740	69,992
3.000% due 07/15/2012 (h)	78,987	83,701
3.375% due 01/15/2012	11,768	12,518
3.375% due 04/15/2032	1,201	1,504
3.500% due 01/15/2011	60,415	63,096
3.625% due 04/15/2028	75,502	91,829
3.875% due 04/15/2029	89,821	113,679

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	1,810	1,805

Total U.S. Treasury Obligations (Cost $1,415,243)		1,467,224

MORTGAGE-BACKED SECURITIES 5.4%

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,041	638

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	296

Banc of America Funding Corp.
4.585% due 02/20/2036	2,507	1,906
6.102% due 01/20/2047	1,138	606

Banc of America Large Loan, Inc.
0.829% due 08/15/2029	5,060	3,758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036	$1,989	$1,334
6.500% due 09/25/2033	112	106

BCAP LLC Trust
0.484% due 01/25/2037	1,233	471

Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	584	502
2.500% due 08/25/2035	1,096	960
2.900% due 03/25/2035	1,583	1,370
4.550% due 08/25/2035	876	774
4.828% due 01/25/2035	5,793	4,885
4.991% due 01/25/2035	1,620	1,201

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	4,225	2,296
5.746% due 03/25/2036	1,366	606

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	13	13

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	3,933	2,174

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	1	1
5.888% due 12/10/2049	91	72

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	135	110
4.098% due 08/25/2035	144	105
4.248% due 08/25/2035	673	536
4.700% due 12/25/2035	3,311	2,675
4.748% due 08/25/2035	622	495
5.994% due 09/25/2037	4,914	2,665

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	160

Countrywide Alternative Loan Trust
0.395% due 09/20/2046	130	127
0.494% due 05/25/2047	385	145
0.495% due 02/20/2047	1,113	433
0.504% due 09/25/2046	13,739	5,254
0.594% due 12/25/2035	81	38
2.340% due 12/25/2035	411	186
6.000% due 01/25/2037	681	372

Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035	520	378
3.759% due 11/19/2033	157	142
5.752% due 05/20/2036	399	202

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	360	361

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.414% due 10/25/2036	239	205

First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	664	430

First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	746	568

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	141	141
4.229% due 12/10/2037	4,421	4,434

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	373	307
0.394% due 01/25/2047	3,155	2,396
0.534% due 06/25/2045	702	299
0.584% due 11/25/2045	396	189

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	183	157

GSR Mortgage Loan Trust
4.469% due 09/25/2035	1,869	1,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	$192	$86

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	104	98

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	398	371
0.414% due 01/25/2037	65	63
4.976% due 12/25/2034	450	341

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	251
5.794% due 02/12/2051	1,300	975

JPMorgan Mortgage Trust
5.009% due 07/25/2035	1,073	821
5.012% due 02/25/2035	2,659	2,327

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	300	244
5.424% due 02/15/2040	225	164

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	326	289

MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	700	442

Mellon Residential Funding Corp.
0.669% due 11/15/2031	774	563
0.759% due 12/15/2030	700	565

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	200	138

Merrill Lynch Floating Trust
0.389% due 06/15/2022	166	117

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,064	1,115

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	906	614
1.314% due 10/25/2035	533	425
4.250% due 10/25/2035	3,699	2,986

Morgan Stanley Capital I
0.380% due 10/15/2020	246	183
6.076% due 06/11/2049	600	454

Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036	2,091	1,708

Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	268	184

Residential Accredit Loans, Inc.
0.614% due 08/25/2035	278	127

Residential Asset Securitization Trust
6.500% due 08/25/2036	1,000	479

Securitized Asset Sales, Inc.
4.848% due 11/26/2023	8	7

Sequoia Mortgage Trust
0.663% due 10/19/2026	226	172

Structured Adjustable Rate Mortgage Loan Trust
0.554% due 06/25/2035	276	172
2.610% due 01/25/2035	269	114
4.802% due 02/25/2034	476	359
5.516% due 08/25/2035	402	262

Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036	204	195
0.414% due 09/25/2047	1,226	1,143
0.504% due 06/25/2036	218	83
0.524% due 04/25/2036	915	385
0.563% due 07/19/2035	2,685	1,704
0.643% due 10/19/2034	175	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.364% due 05/25/2036	$15	$14
4.504% due 10/25/2035	329	227

TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	9	9
0.424% due 01/25/2037	292	265

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	2,860	2,572
0.434% due 09/25/2046	1,638	1,504

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	599	441
5.418% due 01/15/2045	410	329

WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045	410	199
0.604% due 10/25/2045	2,507	1,315
2.070% due 01/25/2047	1,583	702
2.150% due 12/25/2046	206	89
2.340% due 02/25/2046	336	150
2.540% due 11/25/2042	58	33
2.840% due 11/25/2046	226	148
3.127% due 07/25/2046	1,452	612
6.052% due 10/25/2036	3,830	2,669

Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034	396	345
4.722% due 07/25/2034	194	187

Total Mortgage-Backed Securities (Cost $108,837)		81,724

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
2.392% due 10/27/2025	14,709	14,831

ACE Securities Corp.
0.364% due 07/25/2036	14	14
0.364% due 12/25/2036	125	92

American Express Credit Account Master Trust
1.269% due 08/15/2012	10,300	10,325

Argent Securities, Inc.
0.364% due 10/25/2036	19	19

Asset-Backed Funding Certificates
0.374% due 11/25/2036	26	25
0.374% due 01/25/2037	1,238	1,023
0.664% due 06/25/2034	868	426

BA Credit Card Trust
1.519% due 12/16/2013	400	399

Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	51	45
0.644% due 01/25/2036	32	29
0.764% due 03/25/2043	69	62
0.974% due 10/25/2032	41	25

Bravo Mortgage Asset Trust
0.444% due 07/25/2036	30	30

Carrington Mortgage Loan Trust
0.364% due 01/25/2037	380	316

Citigroup Mortgage Loan Trust, Inc.
0.394% due 01/25/2037	852	618

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	423	401
0.364% due 05/25/2047	121	110
0.364% due 06/25/2047	1,153	1,070
0.384% due 06/25/2047	2,641	2,448
0.424% due 10/25/2046	266	250

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	997	815

Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034	96	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	$637	$600
0.364% due 12/25/2036	1	1

Ford Credit Auto Owner Trust
0.919% due 07/15/2010	1,406	1,406
1.739% due 06/15/2012	18,200	18,265

Fremont Home Loan Trust
0.364% due 10/25/2036	36	22
0.374% due 01/25/2037	215	140

GSAMP Trust
0.354% due 10/25/2046	45	43
0.384% due 10/25/2036	8	7
0.384% due 12/25/2036	471	250
0.604% due 03/25/2034	36	35

HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	42	41

HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036	96	57
0.364% due 12/25/2036	1,699	1,094

Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036	9	9
0.374% due 04/25/2037	538	511

JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	87	83
0.364% due 08/25/2036	127	118
0.364% due 10/25/2036	1,090	847
0.377% due 11/25/2036	33	31

Lehman XS Trust
0.384% due 05/25/2046	6	6
0.394% due 11/25/2046	428	358

Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	22	21
0.494% due 08/25/2035	17	16

MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036	29	28
0.374% due 11/25/2036	554	514

MBNA Credit Card Master Note Trust
0.419% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037	131	129
0.384% due 08/25/2036	158	157
0.384% due 07/25/2037	143	134
0.394% due 09/25/2037	58	49
0.434% due 02/25/2037	1,232	647

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	152	143
0.364% due 09/25/2036	98	94
0.364% due 10/25/2036	78	73

Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036	481	456

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	801	712

Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	36	32

Option One Mortgage Loan Trust
0.354% due 02/25/2037	67	66

Park Place Securities, Inc.
0.574% due 09/25/2035	31	20

Renaissance Home Equity Loan Trust
0.694% due 12/25/2032	65	37

Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036	65	65

Residential Asset Securities Corp.
0.384% due 11/25/2036	178	175

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
0.374% due 10/25/2046	$159	$153

Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036	33	29
0.374% due 12/25/2036	715	401

SLM Student Loan Trust
1.082% due 07/25/2017	157	157
1.132% due 04/25/2019	6,400	5,883
1.542% due 01/25/2017	1,500	1,468
2.592% due 04/25/2023	22,984	23,471

Soundview Home Equity Loan Trust
0.374% due 11/25/2036	146	79
1.114% due 10/25/2037	371	350

Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9

Structured Asset Investment Loan Trust
0.364% due 07/25/2036	30	27

Structured Asset Securities Corp.
0.364% due 10/25/2036	286	261
4.900% due 04/25/2035	1,039	616

Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034	14	13

WaMu Asset-Backed Certificates
0.364% due 01/25/2037	317	226

Wells Fargo Home Equity Trust
0.364% due 01/25/2037	62	61
0.564% due 12/25/2035	190	177

Total Asset-Backed Securities (Cost $98,003)		94,382

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012	350	406

Export-Import Bank of Korea
1.386% due 10/04/2011	1,600	1,604

Total Sovereign Issues (Cost $1,950)		2,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	$2,766

Green Valley Ltd.
5.045% due 01/10/2011		500	679

ING Bank Australia Ltd.
3.884% due 06/24/2014	AUD	800	641

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,240	277
1.100% due 12/10/2016		942,820	8,644
1.200% due 06/10/2017		1,253,640	11,396
1.200% due 12/10/2017		1,325,280	11,988
1.400% due 06/10/2018		739,260	6,707

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	368
5.316% due 04/05/2011 (a)		23	5

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	242

Total Foreign Currency-Denominated Issues (Cost $44,224)			43,713

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	628

Total Convertible Preferred Stocks (Cost $800)		628

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.3%

CERTIFICATES OF DEPOSIT 0.9%

Sao Paolo IMI NY
1.272% due 06/09/2010	$14,000	13,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 6.7%

Greenwich Capital Markets, Inc.
0.100% due 07/01/2009	$7,000	$7,000
(Dated 06/30/2009. Collateralized by Federal Home Loan Bank 0.550% due 06/04/2010 valued at $7,147. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.160% due 07/08/2009	91,906	91,906
(Dated 05/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $94,938. Repurchase proceeds are $91,907.)

State Street Bank and Trust Co.
0.010% due 07/01/2009	2,655	2,655
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $2,710. Repurchase proceeds are $2,655.)

		101,561

U.S. TREASURY BILLS 0.1%
0.100% due 07/02/2009 - 07/23/2009 (b)(e)(f)(g)(i)	1,817	1,817

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.6%
	796,442	7,972

Total Short-Term Instruments (Cost $125,350)		125,349

Total Investments 150.0% (Cost $2,264,755)		$2,274,216

Written Options (k) (0.1%) (Premiums $2,210)		(1,843)

Other Assets and Liabilities (Net) (49.9%)		(755,949)

Net Assets 100.0%		$1,516,424

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,130 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $210 have been pledged as collateral for delayed-delivery securities on June 30, 2009.
(g)	Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $328,807 at a weighted average interest rate of 0.466%. On June 30, 2009, securities valued at $417,904 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $2,797 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	74	$(32)
90-Day Euribor June Futures	Long	06/2010	61	30
90-Day Euribor September Futures	Long	09/2010	134	1
90-Day Eurodollar December Futures	Long	12/2009	31	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	248	(71)

				$(75)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	4.093%	$1,000	$168	$0	$168
American Electric Power Co., Inc.	MSC	(0.470%	)	06/20/2015	0.623%	800	7	0	7
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.502%	4,400	(18)	0	(18)
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.284%	1,400	(3)	0	(3)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.340%	1,300	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.486%	1,000	(7)	0	(7)
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	1.672%	2,000	63	0	63
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	1.822%	4,100	133	0	133
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	1.799%	200	9	0	9
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	3.465%	1,200	(10)	0	(10)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	3.465%	1,500	(12)	0	(12)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	3.465%	2,300	(19)	0	(19)
Exelon Corp.	CITI	(0.960%	)	06/20/2015	2.226%	1,000	64	0	64
Falconbridge Ltd.	BOA	(0.910%	)	06/20/2012	2.181%	1,000	35	0	35
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.861%	1,000	32	0	32
Genworth Financial, Inc.	BCLY	(0.960%	)	06/20/2018	7.880%	900	323	0	323
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	7.880%	1,300	466	0	466
HCP, Inc.	GSC	(2.910%	)	03/20/2018	3.339%	3,000	77	0	77
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	9.030%	900	209	0	209
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	3.887%	1,000	97	0	97
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.919%	5,000	58	0	58
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.552%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.552%	2,000	(6)	0	(6)
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.379%	1,500	121	0	121
ProLogis	MSC	(1.320%	)	06/20/2018	4.347%	1,500	265	0	265
Rexam PLC	BCLY	(1.450%	)	06/20/2013	2.041%	1,200	26	0	26
Sempra Energy	DUB	(0.670%	)	06/20/2018	0.947%	1,000	20	0	20
Simon Property Group LP	RBS	(1.010%	)	12/20/2015	2.294%	800	55	0	55
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.575%	1,500	(19)	0	(19)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.358%	1,000	116	0	116
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	1.962%	900	25	0	25
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.289%	2,500	(4)	0	(4)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	0.785%	3,200	(2)	0	(2)
Yum! Brands, Inc.	BOA	(1.245%	)	03/20/2018	0.722%	2,000	(78)	0	(78)

							$2,152	$0	$2,152

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	$200	$(32)	$0	$(32)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	300	(48)	0	(48)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,000	(6)	0	(6)
GMAC LLC	GSC	3.400%	06/20/2011	11.039%	700	(88)	0	(88)
GMAC LLC	MSC	7.300%	09/20/2012	10.203%	4,200	(291)	0	(291)

						$(465)	$0	$(465)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$39,200	$556	$947	$(391)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	27,200	387	1,039	(652)

						$943	$1,986	$(1,043)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Real Return Portfolio  (Cont.)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,700	$28	$0	$28
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		2,500	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	140	(7)	147
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,700	212	4	208
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		15,000	95	9	86
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		2,700	(86)	0	(86)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		2,500	(82)	0	(82)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	39	9	30
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(275)	(222)	(53)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(247)	(5)	(242)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(168)	(125)	(43)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	133	(35)	168
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	81	(15)	96
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	15	3	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	83	4	79
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$11,000	339	87	252
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		1,200	37	9	28
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		200	1	0	1
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	2,100	147	(22)	169
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		8,500	647	(18)	665
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB	GBP	2,500	194	(74)	268
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		6,500	732	59	673
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS		5,000	98	0	98
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		1,400	64	6	58
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,400	96	6	90
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		3,200	63	0	63
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(45)	0	(45)

							$2,461	$(327)	$2,788

(k)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	269	$99	$111
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	269	178	60
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	131	34	6
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	164	30	8

				$341	$185

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$16,000	$81	$89
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,300	110	153
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,300	145	115
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	3,000	22	17
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	15	16
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	6,800	95	166
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,800	192	124
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	108
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	11,800	24	43
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	62,300	557	346
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	3,700	59	90
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	3,700	87	67
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	324

							$1,869	$1,658

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	90	$68,300	$1,496
Sales	1,950	270,100	2,559
Closing Buys	(725)	(148,200)	(1,572)
Expirations	(482)	(36,500)	(273)
Exercised	0	0	0

Balance at 06/30/2009	833	$153,700	$2,210

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.000%	07/01/2039	$2,900	$2,906	$2,951
Fannie Mae	5.500%	07/01/2039	27,000	27,572	27,865
Fannie Mae	6.500%	07/01/2039	2,400	2,554	2,556
Treasury Inflation Protected Securities	1.875%	07/15/2015	18,759	18,905	19,127

				$51,937	$52,499

(6)	Market value includes $169 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	800	07/2009	BCLY	$0	$0	$0
Sell		1,710	07/2009	DUB	0	(16)	(16)
Buy		2,184	07/2009	GSC	41	0	41
Buy	BRL	491	08/2009	HSBC	25	0	25
Sell	CHF	910	07/2009	JPM	15	0	15
Sell		910	10/2009	RBC	4	0	4
Sell	CNY	11,806	07/2009	BCLY	0	0	0
Buy		13,392	07/2009	DUB	0	(117)	(117)
Sell		15,493	07/2009	DUB	4	(1)	3
Buy		13,907	07/2009	HSBC	0	(94)	(94)
Buy		24,191	09/2009	BCLY	1	(32)	(31)
Buy		5,860	09/2009	CITI	9	0	9
Buy		5,392	09/2009	DUB	0	0	0
Buy		18,841	09/2009	HSBC	0	(30)	(30)
Sell		8,256	09/2009	JPM	0	(28)	(28)
Buy		5,904	03/2010	BCLY	0	(2)	(2)
Buy		3,644	03/2010	BOA	0	0	0
Buy		2,997	03/2010	CITI	0	(2)	(2)
Buy		12,028	03/2010	DUB	0	(10)	(10)
Buy		2,884	03/2010	HSBC	0	(1)	(1)
Buy		27	03/2010	JPM	0	0	0
Sell	EUR	4,939	07/2009	BCLY	0	(37)	(37)
Sell	GBP	84	07/2009	BCLY	0	(1)	(1)
Sell		2,364	07/2009	CITI	0	(232)	(232)
Sell		105	07/2009	GSC	0	(4)	(4)
Buy		792	07/2009	RBS	34	0	34
Sell		1,761	08/2009	MSC	12	0	12
Sell	JPY	2,492,004	07/2009	BNP	0	(29)	(29)
Sell		19,523	07/2009	CSFB	0	(4)	(4)
Sell		2,511,527	08/2009	MSC	0	0	0
Sell	MXN	531	11/2009	CITI	0	(4)	(4)
Buy		186	11/2009	JPM	1	0	1
Sell	MYR	141	08/2009	BCLY	0	0	0
Buy	PHP	2,834	08/2009	CITI	0	0	0
Sell	SGD	984	07/2009	CITI	0	(20)	(20)
Buy		984	07/2009	HSBC	0	(1)	(1)

					$146	$(665)	$(519)

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Real Return Portfolio  (Cont.)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$257,679	$4,977	$262,656
U.S. Government Agencies	0	189,796	0	189,796
U.S. Treasury Obligations	0	1,467,224	0	1,467,224
Mortgage-Backed Securities	0	81,497	227	81,724
Asset-Backed Securities	0	94,382	0	94,382
Short-Term Instruments	7,972	117,377	0	125,349
Other Investments ++	628	52,457	0	53,085

Investments, at value	$8,600	$2,260,412	$5,204	$2,274,216

Short Sales, at value	$0	$(52,499)	$0	$(52,499)

Financial Derivative Instruments +++	$(75)	$592	$478	$995

Total	$8,525	$2,208,505	$5,682	$2,222,712

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$7	$0	$115	$4,855	$4,977
Mortgage-Backed Securities	0	(24)	1	0	(6)	256	227

Investments, at value	$0	$(24)	$8	$0	$109	$5,111	$5,204

Financial Derivative Instruments +++	$3,483	$0	$0	$0	$(2,797)	$(208)	$478

Total	$3,483	$(24)	$8	$0	$(2,688)	$4,903	$5,682

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$31	$0	$0	$0	$0	$31
Unrealized appreciation on foreign currency contracts	0	146	0	0	0	146
Unrealized appreciation on swap agreements	3,340	0	2,368	0	0	5,708

	$3,371	$146	$2,368	$0	$0	$5,885

Liabilities:
Written options outstanding	$1,843	$0	$0	$0	$0	$1,843
Variation margin payable ^^	106	0	0	0	0	106
Unrealized depreciation on foreign currency contracts	0	665	0	0	0	665
Unrealized depreciation on swap agreements	552	0	1,724	0	0	2,276

	$2,501	$665	$1,724	$0	$0	$4,890

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$236	$0	$0	$0	$0	$236
Net realized gain (loss) on futures contracts, written options and swaps	(11,276)	0	5,474	0	0	(5,802)
Net realized (loss) on foreign currency transactions	0	(3,012)	0	0	0	(3,012)

	$(11,040)	$(3,012)	$5,474	$0	$0	$(8,578)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(232)	$0	$0	$0	$0	$(232)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	28,518	0	(12,418)	0	0	16,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,393	0	0	0	4,393

	$28,286	$4,393	$(12,418)	$0	$0	$20,261

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and

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Notes to Financial Statements (Cont.)

takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

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repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in

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Notes to Financial Statements (Cont.)

value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in

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the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure

Semiannual Report	June 30, 2009	23

Notes to Financial Statements (Cont.)

to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Real Return Portfolio	$ 0	$ 755,731	$747,800	$0	$7,972	$31	$41

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

(which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,982,424	$6,242,100	$902,686	$1,004,924

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,471	$17,440	3,770	$47,376
Administrative Class	27,990	328,983	65,795	833,470
Advisor Class	616	7,203	3,127	39,984
Issued as reinvestment of distributions
Institutional Class	105	1,255	186	2,257
Administrative Class	1,643	19,678	3,757	46,068
Advisor Class	29	347	79	969
Cost of shares redeemed
Institutional Class	(558)	(6,515)	(1,363)	(16,587)
Administrative Class	(19,391)	(227,066)	(50,219)	(612,120)
Advisor Class	(536)	(6,269)	(2,347)	(28,788)
Net increase resulting from Portfolio share transactions	11,369	$135,056	22,785	$312,629

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	96
Administrative Class	5	63
Advisor Class	4	87

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official

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(Unaudited) June 30, 2009

Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$61,785	$(52,324)	$9,461

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Short-Term Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	60.1%
Corporate Bonds & Notes	24.6%
Asset-Backed Securities	5.5%
Short-Term Instruments	4.6%
Mortgage-Backed Securities	3.5%
Other	1.7%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Short-Term Portfolio Administrative Class	5.33%	4.01%	3.44%	3.76%
Citigroup 3-Month Treasury Bill Index±	0.09%	0.78%	3.02%	3.03%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,053.25	$1,021.82
Expenses Paid During Period†	$3.05	$3.01

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An above-benchmark U.S. duration detracted from returns as interest rates moved higher in all but the shortest maturities.

»	A curve-steepening bias benefited performance as the yield curve steepened over the period with longer maturity rates moving higher than shorter maturities.

»	An emphasis on mortgage-backed securities (“MBS”) benefited performance as the MBS sector posted strong performance over the period.

»	Exposure to the corporate sector, specifically to the financial sector, added to returns as the sector performed well over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$9.62	$10.01	$10.04	$10.05	$10.08	$10.10
Net investment income (a)	0.13	0.36	0.47	0.44	0.28	0.12
Net realized/unrealized gain (loss) on investments	0.38	(0.39)	(0.03)	(0.02)	(0.03)	0.01
Total income (loss) from investment operations	0.51	(0.03)	0.44	0.42	0.25	0.13
Dividends from net investment income	(0.13)	(0.36)	(0.47)	(0.43)	(0.28)	(0.13)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions	(0.13)	(0.36)	(0.47)	(0.43)	(0.28)	(0.15)
Net asset value end of year or period	$10.00	$9.62	$10.01	$10.04	$10.05	$10.08
Total return	5.33%	(0.31)%	4.49%	4.27%	2.52%	1.30%
Net assets end of year or period (000s)	$17,861	$12,385	$12,991	$9,211	$8,186	$8,274
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.61%*	3.65%	4.73%	4.40%	2.77%	1.18%
Portfolio turnover rate	257%	191%	160%	111%	154%	251%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$34,230
Investments in Affiliates, at value	802
Repurchase agreements, at value	545
Deposits with counterparty	100
Foreign currency, at value	33
Receivable for investments sold on a delayed-delivery basis	1,001
Receivable for Portfolio shares sold	32
Interest and dividends receivable	71
Unrealized appreciation on foreign currency contracts	25
Unrealized appreciation on swap agreements	10
36,849

Liabilities:
Payable for investments purchased	$6
Payable for investments purchased on a delayed-delivery basis	8,926
Payable for Portfolio shares redeemed	2
Overdraft due to custodian	420
Written options outstanding	93
Accrued investment advisory fee	5
Accrued supervisory and administrative fee	4
Accrued servicing fee	2
Variation margin payable	2
Swap premiums received	12
Unrealized depreciation on foreign currency contracts	58
Unrealized depreciation on swap agreements	22
9,552

Net Assets	$27,297

Net Assets Consist of:
Paid in capital	$27,532
Undistributed net investment income	353
Accumulated undistributed net realized (loss)	(56)
Net unrealized (depreciation)	(532)
$27,297

Net Assets:
Institutional Class	$9,436
Administrative Class	17,861

Shares Issued and Outstanding:
Institutional Class	944
Administrative Class	1,786

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00
Administrative Class	10.00

Cost of Investments Owned	$34,708
Cost of Investments in Affiliates Owned	$802
Cost of Repurchase Agreements Owned	$545
Cost of Foreign Currency Held	$32
Premiums Received on Written Options	$97

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$398
Dividends from Affiliate investments	3
Total Income	401

Expenses:
Investment advisory fees	31
Supervisory and administrative fees	25
Servicing fees – Administrative Class	12
Total Expenses	68

Net Investment Income	333

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	406
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts, written options and swaps	484
Net realized (loss) on foreign currency transactions	(101)
Net change in unrealized appreciation on investments	243
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(208)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	114
Net Gain	941

Net Increase in Net Assets Resulting from Operations	$1,274

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$333	$910
Net realized gain (loss)	789	(283)
Net realized gain on Affiliate investments	3	0
Net change in unrealized appreciation (depreciation)	149	(711)
Net increase (decrease) resulting from operations	1,274	(84)

Distributions to Shareholders:
From net investment income
Institutional Class	(129)	(391)
Administrative Class	(205)	(515)

Total Distributions	(334)	(906)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	2,583	6,034
Administrative Class	15,411	11,091
Issued as reinvestment of distributions
Institutional Class	129	391
Administrative Class	205	515
Cost of shares redeemed
Institutional Class	(4,771)	(8,220)
Administrative Class	(10,695)	(11,620)
Net increase (decrease) resulting from Portfolio share transactions	2,862	(1,809)

Total Increase (Decrease) in Net Assets	3,802	(2,799)

Net Assets:
Beginning of period	23,495	26,294
End of period*	$27,297	$23,495

*Including undistributed net investment income of:	$353	$354

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 32.1%

BANKING & FINANCE 25.7%

American Express Centurion Bank
0.399% due 07/13/2010	$200	$195

American Honda Finance Corp.
1.359% due 06/20/2011	300	290

American International Group, Inc.
1.094% due 01/29/2010	200	171

ASIF I
1.242% due 07/26/2010	300	261

Bear Stearns Cos. LLC
1.093% due 08/15/2011	100	97

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	200	198

Citigroup Funding, Inc.
0.936% due 05/05/2011	600	601

Citigroup, Inc.
0.749% due 03/16/2012	200	182
5.500% due 04/11/2013	160	150

Dexia Credit Local
1.262% due 09/23/2011	300	299

General Electric Capital Corp.
0.889% due 09/15/2014	200	170
1.616% due 05/22/2013	100	90

Goldman Sachs Group, Inc.
1.187% due 02/06/2012	300	287

John Deere Capital Corp.
1.400% due 06/10/2011	250	248

JPMorgan Chase & Co.
0.854% due 12/26/2012	800	809

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	15

Macquarie Bank Ltd.
1.322% due 02/16/2010	200	200

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	100	100

Metropolitan Life Global Funding I
0.879% due 03/15/2012	170	161
0.894% due 05/17/2010	100	99

Morgan Stanley
1.357% due 01/18/2011	100	97
5.300% due 03/01/2013	100	101

National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010	200	200

Pricoa Global Funding I
1.446% due 06/04/2010	200	198

Royal Bank of Scotland Group PLC
1.638% due 05/11/2012	300	303

SLM Corp.
1.252% due 07/26/2010	100	91

State Street Bank and Trust Co.
0.829% due 09/15/2011	800	807

Swedbank AB
1.045% due 01/14/2013	300	299

Wachovia Bank N.A.
1.806% due 05/14/2010	300	300

		7,019

INDUSTRIALS 4.4%

GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Depot, Inc.
0.749% due 12/16/2009	$100	$100

Honeywell International, Inc.
1.142% due 07/27/2009	100	100

Roche Holdings, Inc.
2.661% due 02/25/2011	200	202

Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009	100	100
5.750% due 10/17/2016	100	104

Southern Co.
1.485% due 08/20/2010	200	200

Walt Disney Co.
0.750% due 09/10/2009	100	100

XTO Energy, Inc.
4.625% due 06/15/2013	200	201

		1,208

UTILITIES 2.0%

Enel Finance International S.A.
5.700% due 01/15/2013	100	105

Midwest Generation LLC
8.300% due 07/02/2009	18	18

Telecom Italia Capital S.A.
6.175% due 06/18/2014	200	202

Verizon Wireless Capital LLC
3.316% due 05/20/2011	200	206

		531

Total Corporate Bonds & Notes (Cost $8,810)		8,758

MUNICIPAL BONDS & NOTES 1.1%

New York City, New York General Obligation Notes, Series 2003
1.612% due 01/15/2010	300	301

Total Municipal Bonds & Notes (Cost $299)		301

U.S. GOVERNMENT AGENCIES 78.3%

Fannie Mae
0.374% due 12/25/2036	61	55
0.429% due 03/25/2034	24	22
0.464% due 08/25/2034	6	6
0.514% due 10/27/2037	100	91
0.664% due 05/25/2042	19	17
0.800% due 05/13/2011	7,000	7,002
2.638% due 03/01/2044 - 07/01/2044	88	87
5.000% due 10/01/2031 - 03/01/2037	402	410
5.500% due 11/01/2016 - 07/01/2038	657	680
6.000% due 06/01/2017 - 10/01/2037	1,748	1,831

Freddie Mac
0.354% due 12/25/2036	92	88
0.549% due 02/15/2019	268	264
0.580% due 09/24/2010	100	100
0.669% due 06/15/2031	43	42
0.702% due 03/09/2011	3,300	3,312
0.926% due 05/04/2011	6,000	6,016
0.937% due 08/05/2011	800	800
2.638% due 10/25/2044	207	204
2.639% due 02/25/2045	216	206
2.838% due 07/25/2044	83	82
5.000% due 01/15/2018	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/15/2030	$1	$1
9.500% due 12/01/2019	3	3

Ginnie Mae
4.000% due 02/20/2032	17	17
6.000% due 03/15/2032	8	8

Total U.S. Government Agencies (Cost $21,278)		21,375

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	3	3
0.875% due 05/31/2011 (d)	16	16

Total U.S. Treasury Obligations (Cost $19)		19

MORTGAGE-BACKED SECURITIES 4.6%

Banc of America Mortgage Securities, Inc.
4.765% due 07/20/2032	2	2
5.500% due 07/25/2035	179	162

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	53	47
4.740% due 10/25/2035	106	102
5.106% due 01/25/2034	8	6

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	47	25

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	35	27

Countrywide Alternative Loan Trust
0.465% due 05/20/2046	19	16
0.594% due 02/25/2037	136	62

Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035	47	34

CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	10	8
3.044% due 05/25/2032	2	1
3.755% due 06/25/2033	37	31

First Republic Mortgage Loan Trust
0.619% due 08/15/2032	30	26

Greenpoint Mortgage Funding Trust
0.534% due 06/25/2045	60	26

GSR Mortgage Loan Trust
4.469% due 09/25/2035	58	49

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	72	32

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	21	20

Indymac Index Mortgage Loan Trust
0.414% due 01/25/2037	7	6

JPMorgan Mortgage Trust
5.012% due 02/25/2035	160	140

Mellon Residential Funding Corp.
0.759% due 12/15/2030	17	14

Merrill Lynch Floating Trust
0.389% due 06/15/2022	55	39

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	29	16

MLCC Mortgage Investors, Inc.
1.314% due 10/25/2035	25	20

Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2036	72	28

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.544% due 05/25/2045	$89	$40
0.563% due 07/19/2035	11	7
0.973% due 09/19/2032	8	6

Structured Asset Securities Corp.
0.364% due 05/25/2036	15	14

Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	73	64
0.424% due 11/25/2046	54	49
0.444% due 06/25/2037	71	62

WaMu Mortgage Pass-Through Certificates
0.854% due 12/25/2027	27	20
2.340% due 02/25/2046	42	19
2.340% due 08/25/2046	60	22
2.540% due 11/25/2042	27	15
2.740% due 06/25/2042	6	4

Total Mortgage-Backed Securities (Cost $1,732)		1,263

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
0.364% due 12/25/2036	31	23

Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	26	23
0.394% due 10/25/2036	31	28
0.974% due 10/25/2032	3	2

Capital Auto Receivables Asset Trust
1.019% due 09/15/2010	168	168

Carrington Mortgage Loan Trust
0.414% due 06/25/2037	57	46

Chase Issuance Trust
0.969% due 11/15/2011	100	100
2.129% due 09/15/2015	200	200

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	51	48
0.474% due 02/25/2036	11	11
0.794% due 12/25/2031	3	1
1.054% due 05/25/2032	1	0

CS First Boston Mortgage Securities Corp.
1.054% due 08/25/2032	3	1

Daimler Chrysler Auto Trust
1.248% due 07/08/2011	259	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.519% due 12/15/2010	$159	$159
1.739% due 06/15/2012	200	201

Fremont Home Loan Trust
0.374% due 01/25/2037	36	23

Irwin Home Equity Corp.
0.854% due 07/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036	33	26

Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	11	10
0.494% due 08/25/2035	3	3

MASTR Asset-Backed Securities Trust
0.364% due 11/25/2036	22	18

New Century Home Equity Loan Trust
0.574% due 06/25/2035	21	10

Option One Mortgage Loan Trust
0.354% due 02/25/2037	2	2

Renaissance Home Equity Loan Trust
0.674% due 11/25/2034	13	9
0.754% due 08/25/2033	12	6
0.814% due 12/25/2033	56	27

SLC Student Loan Trust
0.863% due 02/15/2015	22	22

SLM Student Loan Trust
1.082% due 07/25/2017	216	216
1.092% due 10/25/2013	67	67
2.592% due 04/25/2023	196	201

Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9

Structured Asset Investment Loan Trust
0.364% due 07/25/2036	15	13

Structured Asset Securities Corp.
0.604% due 01/25/2033	4	3

Wells Fargo Home Equity Trust
0.554% due 10/25/2035	11	10

Total Asset-Backed Securities (Cost $2,048)		1,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Kommunalbanken AS
3.375% due 11/15/2011	$200	$205

Total Sovereign Issues (Cost $206)		205

SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 1.1%

Bank of Ireland
1.171% due 01/15/2010	100	99

Barclays Bank PLC
1.066% due 08/10/2009	200	200

		299

REPURCHASE AGREEMENTS 2.0%

State Street Bank and Trust Co.
0.010% due 07/01/2009	545	545

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $560. Repurchase proceeds are $545.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.9%
	80,166	802

Total Short-Term Instruments (Cost $1,648)		1,646

PURCHASED OPTIONS (f) 0.2%
(Cost $15)		64

Total Investments 130.3% (Cost $36,055)		$35,577

Written Options (g) (0.3%) (Premiums $97)		(93)

Other Assets and Liabilities (Net) (30.0%)		(8,187)

Net Assets 100.0%		$27,297

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,079 at a weighted average interest rate of 0.370%. On June 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $19 and cash of $100 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor June Futures	Long	06/2011	6	$(4)
90-Day Eurodollar June Futures	Long	06/2010	4	(2)
90-Day Eurodollar June Futures	Long	06/2011	6	(7)

				$(13)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(e)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	3.927%	$100	$(3)	$0	$(3)
General Electric Capital Corp.	MSC	5.000%	06/20/2011	4.022%	100	2	(6)	8
Morgan Stanley	JPM	0.850%	09/20/2012	2.256%	200	(8)	0	(8)

						$(9)	$(6)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$ 194	$2	$0	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(17)	$(6)	$(11)

(f)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$500	$5	$20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	10	44

							$15	$64

(g)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	28	$7	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$2,000	$41	$49
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	42	36
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	500	7	7

							$90	$92

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$800	$23
Sales	136	4,500	129
Closing Buys	(76)	(500)	(35)
Expirations	(32)	(300)	(20)
Exercised	0	0	0

Balance at 06/30/2009	28	$4,500	$97

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

(h)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	51	07/2009	DUB	$0	$(1)	$(1)
Buy		78	07/2009	GSC	1	0	1
Buy	CLP	10,534	11/2009	BCLY	2	0	2
Buy	CNY	704	07/2009	BCLY	0	(5)	(5)
Sell		3,032	07/2009	BCLY	0	(22)	(22)
Buy		1,796	07/2009	DUB	0	(12)	(12)
Sell		374	07/2009	DUB	0	0	0
Buy		906	07/2009	HSBC	0	(7)	(7)
Buy		153	09/2009	BCLY	0	0	0
Buy		130	09/2009	DUB	0	0	0
Buy		132	03/2010	BCLY	0	0	0
Buy		241	03/2010	DUB	0	0	0
Sell	EUR	12	07/2009	BCLY	0	0	0
Sell	GBP	100	07/2009	CITI	0	(10)	(10)
Buy		47	07/2009	RBS	4	0	4
Sell		53	08/2009	MSC	0	0	0
Buy	MXN	1,760	11/2009	CITI	13	0	13
Buy	SGD	29	07/2009	HSBC	0	0	0
Sell		25	07/2009	HSBC	0	(1)	(1)
Buy	ZAR	213	11/2009	BCLY	5	0	5

					$25	$(58)	$(33)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$8,758	$0	$8,758
U.S. Government Agencies	0	21,375	0	21,375
Asset-Backed Securities	0	1,946	0	1,946
Short-Term Instruments	802	844	0	1,646
Other Investments ++	0	1,852	0	1,852

Investments, at value	$802	$34,775	$0	$35,577

Financial Derivative Instruments +++	$(13)	$(138)	$0	$(151)

Total	$789	$34,637	$0	$35,426

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$244	$0	$15	$0	$2	$(261)	$0

Investments, at value	$244	$0	$15	$0	$2	$(261)	$0

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$244	$0	$15	$0	$2	$(261)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$64	$0	$0	$0	$0	$64
Unrealized appreciation on foreign currency contracts	0	25	0	0	0	25
Unrealized appreciation on swap agreements	0	0	10	0	0	10

	$64	$25	$10	$0	$0	$99

Liabilities:
Written options outstanding	$93	$0	$0	$0	$0	$93
Variation margin payable ^^	13	0	0	0	0	13
Unrealized depreciation on foreign currency contracts	0	58	0	0	0	58
Unrealized depreciation on swap agreements	11	0	11	0	0	22

	$117	$58	$11	$0	$0	$186

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(8)	$0	$0	$0	$0	$(8)
Net realized gain (loss) on futures contracts, written options and swaps	487	0	(3)	0	0	484
Net realized (loss) on foreign currency transactions	0	(76)	0	0	0	(76)

	$479	$(76)	$(3)	$0	$0	$400

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(11)	$0	$0	$0	$0	$(11)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(237)	0	29	0	0	(208)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	105	0	0	0	105

	$(248)	$105	$29	$0	$0	$(114)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of

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Notes to Financial Statements (Cont.)

ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute

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interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if

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Notes to Financial Statements (Cont.)

any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from

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Notes to Financial Statements (Cont.)

the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss)

on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$101	$552

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Short-Term Portfolio	$ 0	$ 12,803	$12,003	$0	$802	$3	$3

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$63,253	$55,695	$20,750	$18,204

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	264	$2,583	610	$6,034
Administrative Class	1,568	15,411	1,120	11,091
Issued as reinvestment of distributions
Institutional Class	13	129	39	391
Administrative Class	21	205	53	515
Cost of shares redeemed
Institutional Class	(487)	(4,771)	(824)	(8,220)
Administrative Class	(1,090)	(10,695)	(1,183)	(11,620)
Net increase (decrease) resulting from Portfolio share transactions	289	$2,862	(185)	$(1,809)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	96
Administrative Class	3	79

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$322	$(800)	$(478)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	60.1%
Corporate Bonds & Notes	24.6%
Asset-Backed Securities	5.5%
Short-Term Instruments	4.6%
Mortgage-Backed Securities	3.5%
Other	1.7%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/28/00)
PIMCO Short-Term Portfolio Institutional Class	5.40%	4.16%	3.60%	3.81%
Citigroup 3-Month Treasury Bill Index±	0.09%	0.78%	3.02%	2.89%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,054.03	$1,022.56
Expenses Paid During Period†	$2.29	$2.26

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An above-benchmark U.S. duration detracted from returns as interest rates moved higher in all but the shortest maturities.

»	A curve-steepening bias benefited performance as the yield curve steepened over the period with longer maturity rates moving higher than shorter maturities.

»	An emphasis on mortgage-backed securities (“MBS”) benefited performance as the MBS sector posted strong performance over the period.

»	Exposure to the corporate sector, specifically to the financial sector, added to returns as the sector performed well over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$9.62	$10.01	$10.04	$10.05	$10.08	$10.10
Net investment income (a)	0.14	0.38	0.49	0.45	0.30	0.14
Net realized/unrealized gain (loss) on investments	0.38	(0.39)	(0.03)	(0.01)	(0.03)	0.00
Total income (loss) from investment operations	0.52	(0.01)	0.46	0.44	0.27	0.14
Dividends from net investment income	(0.14)	(0.38)	(0.49)	(0.45)	(0.30)	(0.14)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions	(0.14)	(0.38)	(0.49)	(0.45)	(0.30)	(0.16)
Net asset value end of year or period	$10.00	$9.62	$10.01	$10.04	$10.05	$10.08
Total return	5.40%	(0.16)%	4.65%	4.43%	2.67%	1.45%
Net assets end of year or period (000s)	$9,436	$11,110	$13,303	$17,372	$32,419	$25,320
Ratio of expenses to average net assets	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	2.80%*	3.84%	4.87%	4.44%	2.95%	1.34%
Portfolio turnover rate	257%	191%	160%	111%	154%	251%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$34,230
Investments in Affiliates, at value	802
Repurchase agreements, at value	545
Deposits with counterparty	100
Foreign currency, at value	33
Receivable for investments sold on a delayed-delivery basis	1,001
Receivable for Portfolio shares sold	32
Interest and dividends receivable	71
Unrealized appreciation on foreign currency contracts	25
Unrealized appreciation on swap agreements	10
36,849

Liabilities:
Payable for investments purchased	$6
Payable for investments purchased on a delayed-delivery basis	8,926
Payable for Portfolio shares redeemed	2
Overdraft due to custodian	420
Written options outstanding	93
Accrued investment advisory fee	5
Accrued supervisory and administrative fee	4
Accrued servicing fee	2
Variation margin payable	2
Swap premiums received	12
Unrealized depreciation on foreign currency contracts	58
Unrealized depreciation on swap agreements	22
9,552

Net Assets	$27,297

Net Assets Consist of:
Paid in capital	$27,532
Undistributed net investment income	353
Accumulated undistributed net realized (loss)	(56)
Net unrealized (depreciation)	(532)
$27,297

Net Assets:
Institutional Class	$9,436
Administrative Class	17,861

Shares Issued and Outstanding:
Institutional Class	944
Administrative Class	1,786

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00
Administrative Class	10.00

Cost of Investments Owned	$34,708
Cost of Investments in Affiliates Owned	$802
Cost of Repurchase Agreements Owned	$545
Cost of Foreign Currency Held	$32
Premiums Received on Written Options	$97

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$398
Dividends from Affiliate investments	3
Total Income	401

Expenses:
Investment advisory fees	31
Supervisory and administrative fees	25
Servicing fees – Administrative Class	12
Total Expenses	68

Net Investment Income	333

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	406
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts, written options and swaps	484
Net realized (loss) on foreign currency transactions	(101)
Net change in unrealized appreciation on investments	243
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(208)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	114
Net Gain	941

Net Increase in Net Assets Resulting from Operations	$1,274

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$333	$910
Net realized gain (loss)	789	(283)
Net realized gain on Affiliate investments	3	0
Net change in unrealized appreciation (depreciation)	149	(711)
Net increase (decrease) resulting from operations	1,274	(84)

Distributions to Shareholders:
From net investment income
Institutional Class	(129)	(391)
Administrative Class	(205)	(515)

Total Distributions	(334)	(906)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	2,583	6,034
Administrative Class	15,411	11,091
Issued as reinvestment of distributions
Institutional Class	129	391
Administrative Class	205	515
Cost of shares redeemed
Institutional Class	(4,771)	(8,220)
Administrative Class	(10,695)	(11,620)
Net increase (decrease) resulting from Portfolio share transactions	2,862	(1,809)

Total Increase (Decrease) in Net Assets	3,802	(2,799)

Net Assets:
Beginning of period	23,495	26,294
End of period*	$27,297	$23,495

*Including undistributed net investment income of:	$353	$354

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 32.1%

BANKING & FINANCE 25.7%

American Express Centurion Bank
0.399% due 07/13/2010	$200	$195

American Honda Finance Corp.
1.359% due 06/20/2011	300	290

American International Group, Inc.
1.094% due 01/29/2010	200	171

ASIF I
1.242% due 07/26/2010	300	261

Bear Stearns Cos. LLC
1.093% due 08/15/2011	100	97

Caterpillar Financial Services Corp.
1.354% due 06/24/2011	200	198

Citigroup Funding, Inc.
0.936% due 05/05/2011	600	601

Citigroup, Inc.
0.749% due 03/16/2012	200	182
5.500% due 04/11/2013	160	150

Dexia Credit Local
1.262% due 09/23/2011	300	299

General Electric Capital Corp.
0.889% due 09/15/2014	200	170
1.616% due 05/22/2013	100	90

Goldman Sachs Group, Inc.
1.187% due 02/06/2012	300	287

John Deere Capital Corp.
1.400% due 06/10/2011	250	248

JPMorgan Chase & Co.
0.854% due 12/26/2012	800	809

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	15

Macquarie Bank Ltd.
1.322% due 02/16/2010	200	200

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	100	100

Metropolitan Life Global Funding I
0.879% due 03/15/2012	170	161
0.894% due 05/17/2010	100	99

Morgan Stanley
1.357% due 01/18/2011	100	97
5.300% due 03/01/2013	100	101

National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010	200	200

Pricoa Global Funding I
1.446% due 06/04/2010	200	198

Royal Bank of Scotland Group PLC
1.638% due 05/11/2012	300	303

SLM Corp.
1.252% due 07/26/2010	100	91

State Street Bank and Trust Co.
0.829% due 09/15/2011	800	807

Swedbank AB
1.045% due 01/14/2013	300	299

Wachovia Bank N.A.
1.806% due 05/14/2010	300	300

		7,019

INDUSTRIALS 4.4%

GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Depot, Inc.
0.749% due 12/16/2009	$100	$100

Honeywell International, Inc.
1.142% due 07/27/2009	100	100

Roche Holdings, Inc.
2.661% due 02/25/2011	200	202

Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009	100	100
5.750% due 10/17/2016	100	104

Southern Co.
1.485% due 08/20/2010	200	200

Walt Disney Co.
0.750% due 09/10/2009	100	100

XTO Energy, Inc.
4.625% due 06/15/2013	200	201

		1,208

UTILITIES 2.0%

Enel Finance International S.A.
5.700% due 01/15/2013	100	105

Midwest Generation LLC
8.300% due 07/02/2009	18	18

Telecom Italia Capital S.A.
6.175% due 06/18/2014	200	202

Verizon Wireless Capital LLC
3.316% due 05/20/2011	200	206

		531

Total Corporate Bonds & Notes (Cost $8,810)		8,758

MUNICIPAL BONDS & NOTES 1.1%

New York City, New York General Obligation Notes, Series 2003
1.612% due 01/15/2010	300	301

Total Municipal Bonds & Notes (Cost $299)		301

U.S. GOVERNMENT AGENCIES 78.3%

Fannie Mae
0.374% due 12/25/2036	61	55
0.429% due 03/25/2034	24	22
0.464% due 08/25/2034	6	6
0.514% due 10/27/2037	100	91
0.664% due 05/25/2042	19	17
0.800% due 05/13/2011	7,000	7,002
2.638% due 03/01/2044 - 07/01/2044	88	87
5.000% due 10/01/2031 - 03/01/2037	402	410
5.500% due 11/01/2016 - 07/01/2038	657	680
6.000% due 06/01/2017 - 10/01/2037	1,748	1,831

Freddie Mac
0.354% due 12/25/2036	92	88
0.549% due 02/15/2019	268	264
0.580% due 09/24/2010	100	100
0.669% due 06/15/2031	43	42
0.702% due 03/09/2011	3,300	3,312
0.926% due 05/04/2011	6,000	6,016
0.937% due 08/05/2011	800	800
2.638% due 10/25/2044	207	204
2.639% due 02/25/2045	216	206
2.838% due 07/25/2044	83	82
5.000% due 01/15/2018	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/15/2030	$1	$1
9.500% due 12/01/2019	3	3

Ginnie Mae
4.000% due 02/20/2032	17	17
6.000% due 03/15/2032	8	8

Total U.S. Government Agencies (Cost $21,278)		21,375

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	3	3
0.875% due 05/31/2011 (d)	16	16

Total U.S. Treasury Obligations (Cost $19)		19

MORTGAGE-BACKED SECURITIES 4.6%

Banc of America Mortgage Securities, Inc.
4.765% due 07/20/2032	2	2
5.500% due 07/25/2035	179	162

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	53	47
4.740% due 10/25/2035	106	102
5.106% due 01/25/2034	8	6

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	47	25

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	35	27

Countrywide Alternative Loan Trust
0.465% due 05/20/2046	19	16
0.594% due 02/25/2037	136	62

Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035	47	34

CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	10	8
3.044% due 05/25/2032	2	1
3.755% due 06/25/2033	37	31

First Republic Mortgage Loan Trust
0.619% due 08/15/2032	30	26

Greenpoint Mortgage Funding Trust
0.534% due 06/25/2045	60	26

GSR Mortgage Loan Trust
4.469% due 09/25/2035	58	49

Harborview Mortgage Loan Trust
0.533% due 05/19/2035	72	32

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	21	20

Indymac Index Mortgage Loan Trust
0.414% due 01/25/2037	7	6

JPMorgan Mortgage Trust
5.012% due 02/25/2035	160	140

Mellon Residential Funding Corp.
0.759% due 12/15/2030	17	14

Merrill Lynch Floating Trust
0.389% due 06/15/2022	55	39

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	29	16

MLCC Mortgage Investors, Inc.
1.314% due 10/25/2035	25	20

Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2036	72	28

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.544% due 05/25/2045	$89	$40
0.563% due 07/19/2035	11	7
0.973% due 09/19/2032	8	6

Structured Asset Securities Corp.
0.364% due 05/25/2036	15	14

Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	73	64
0.424% due 11/25/2046	54	49
0.444% due 06/25/2037	71	62

WaMu Mortgage Pass-Through Certificates
0.854% due 12/25/2027	27	20
2.340% due 02/25/2046	42	19
2.340% due 08/25/2046	60	22
2.540% due 11/25/2042	27	15
2.740% due 06/25/2042	6	4

Total Mortgage-Backed Securities (Cost $1,732)		1,263

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
0.364% due 12/25/2036	31	23

Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	26	23
0.394% due 10/25/2036	31	28
0.974% due 10/25/2032	3	2

Capital Auto Receivables Asset Trust
1.019% due 09/15/2010	168	168

Carrington Mortgage Loan Trust
0.414% due 06/25/2037	57	46

Chase Issuance Trust
0.969% due 11/15/2011	100	100
2.129% due 09/15/2015	200	200

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	51	48
0.474% due 02/25/2036	11	11
0.794% due 12/25/2031	3	1
1.054% due 05/25/2032	1	0

CS First Boston Mortgage Securities Corp.
1.054% due 08/25/2032	3	1

Daimler Chrysler Auto Trust
1.248% due 07/08/2011	259	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.519% due 12/15/2010	$159	$159
1.739% due 06/15/2012	200	201

Fremont Home Loan Trust
0.374% due 01/25/2037	36	23

Irwin Home Equity Corp.
0.854% due 07/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036	33	26

Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	11	10
0.494% due 08/25/2035	3	3

MASTR Asset-Backed Securities Trust
0.364% due 11/25/2036	22	18

New Century Home Equity Loan Trust
0.574% due 06/25/2035	21	10

Option One Mortgage Loan Trust
0.354% due 02/25/2037	2	2

Renaissance Home Equity Loan Trust
0.674% due 11/25/2034	13	9
0.754% due 08/25/2033	12	6
0.814% due 12/25/2033	56	27

SLC Student Loan Trust
0.863% due 02/15/2015	22	22

SLM Student Loan Trust
1.082% due 07/25/2017	216	216
1.092% due 10/25/2013	67	67
2.592% due 04/25/2023	196	201

Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9

Structured Asset Investment Loan Trust
0.364% due 07/25/2036	15	13

Structured Asset Securities Corp.
0.604% due 01/25/2033	4	3

Wells Fargo Home Equity Trust
0.554% due 10/25/2035	11	10

Total Asset-Backed Securities (Cost $2,048)		1,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Kommunalbanken AS
3.375% due 11/15/2011	$200	$205

Total Sovereign Issues (Cost $206)		205

SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 1.1%

Bank of Ireland
1.171% due 01/15/2010	100	99

Barclays Bank PLC
1.066% due 08/10/2009	200	200

		299

REPURCHASE AGREEMENTS 2.0%

State Street Bank and Trust Co.
0.010% due 07/01/2009	545	545

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $560. Repurchase proceeds are $545.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.9%
	80,166	802

Total Short-Term Instruments (Cost $1,648)		1,646

PURCHASED OPTIONS (f) 0.2%
(Cost $15)		64

Total Investments 130.3% (Cost $36,055)		$35,577

Written Options (g) (0.3%) (Premiums $97)		(93)

Other Assets and Liabilities (Net) (30.0%)		(8,187)

Net Assets 100.0%		$27,297

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,079 at a weighted average interest rate of 0.370%. On June 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $19 and cash of $100 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor June Futures	Long	06/2011	6	$(4)
90-Day Eurodollar June Futures	Long	06/2010	4	(2)
90-Day Eurodollar June Futures	Long	06/2011	6	(7)

				$(13)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(e)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	3.927%	$100	$(3)	$0	$(3)
General Electric Capital Corp.	MSC	5.000%	06/20/2011	4.022%	100	2	(6)	8
Morgan Stanley	JPM	0.850%	09/20/2012	2.256%	200	(8)	0	(8)

						$(9)	$(6)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$ 194	$2	$0	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(17)	$(6)	$(11)

(f)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$500	$5	$20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	10	44

							$15	$64

(g)	Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	28	$7	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$2,000	$41	$49
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	42	36
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	500	7	7

							$90	$92

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	0	$800	$23
Sales	136	4,500	129
Closing Buys	(76)	(500)	(35)
Expirations	(32)	(300)	(20)
Exercised	0	0	0

Balance at 06/30/2009	28	$4,500	$97

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

(h)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	51	07/2009	DUB	$0	$(1)	$(1)
Buy		78	07/2009	GSC	1	0	1
Buy	CLP	10,534	11/2009	BCLY	2	0	2
Buy	CNY	704	07/2009	BCLY	0	(5)	(5)
Sell		3,032	07/2009	BCLY	0	(22)	(22)
Buy		1,796	07/2009	DUB	0	(12)	(12)
Sell		374	07/2009	DUB	0	0	0
Buy		906	07/2009	HSBC	0	(7)	(7)
Buy		153	09/2009	BCLY	0	0	0
Buy		130	09/2009	DUB	0	0	0
Buy		132	03/2010	BCLY	0	0	0
Buy		241	03/2010	DUB	0	0	0
Sell	EUR	12	07/2009	BCLY	0	0	0
Sell	GBP	100	07/2009	CITI	0	(10)	(10)
Buy		47	07/2009	RBS	4	0	4
Sell		53	08/2009	MSC	0	0	0
Buy	MXN	1,760	11/2009	CITI	13	0	13
Buy	SGD	29	07/2009	HSBC	0	0	0
Sell		25	07/2009	HSBC	0	(1)	(1)
Buy	ZAR	213	11/2009	BCLY	5	0	5

					$25	$(58)	$(33)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$8,758	$0	$8,758
U.S. Government Agencies	0	21,375	0	21,375
Asset-Backed Securities	0	1,946	0	1,946
Short-Term Instruments	802	844	0	1,646
Other Investments ++	0	1,852	0	1,852

Investments, at value	$802	$34,775	$0	$35,577

Financial Derivative Instruments +++	$(13)	$(138)	$0	$(151)

Total	$789	$34,637	$0	$35,426

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$244	$0	$15	$0	$2	$(261)	$0

Investments, at value	$244	$0	$15	$0	$2	$(261)	$0

Financial Derivative Instruments +++	$0	$0	$0	$0	$0	$0	$0

Total	$244	$0	$15	$0	$2	$(261)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$64	$0	$0	$0	$0	$64
Unrealized appreciation on foreign currency contracts	0	25	0	0	0	25
Unrealized appreciation on swap agreements	0	0	10	0	0	10

	$64	$25	$10	$0	$0	$99

Liabilities:
Written options outstanding	$93	$0	$0	$0	$0	$93
Variation margin payable ^^	13	0	0	0	0	13
Unrealized depreciation on foreign currency contracts	0	58	0	0	0	58
Unrealized depreciation on swap agreements	11	0	11	0	0	22

	$117	$58	$11	$0	$0	$186

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(8)	$0	$0	$0	$0	$(8)
Net realized gain (loss) on futures contracts, written options and swaps	487	0	(3)	0	0	484
Net realized (loss) on foreign currency transactions	0	(76)	0	0	0	(76)

	$479	$(76)	$(3)	$0	$0	$400

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(11)	$0	$0	$0	$0	$(11)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(237)	0	29	0	0	(208)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	105	0	0	0	105

	$(248)	$105	$29	$0	$0	$(114)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute

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interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if

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Notes to Financial Statements (Cont.)

any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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(Unaudited) June 30, 2009

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from

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Notes to Financial Statements (Cont.)

the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss)

on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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(Unaudited) June 30, 2009

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$101	$552

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Short-Term Portfolio	$ 0	$ 12,803	$12,003	$0	$802	$3	$3

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$63,253	$55,695	$20,750	$18,204

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	264	$2,583	610	$6,034
Administrative Class	1,568	15,411	1,120	11,091
Issued as reinvestment of distributions
Institutional Class	13	129	39	391
Administrative Class	21	205	53	515
Cost of shares redeemed
Institutional Class	(487)	(4,771)	(824)	(8,220)
Administrative Class	(1,090)	(10,695)	(1,183)	(11,620)
Net increase (decrease) resulting from Portfolio share transactions	289	$2,862	(185)	$(1,809)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	96
Administrative Class	3	79

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$322	$(800)	$(478)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

Semiannual Report	June 30, 2009	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2009	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	43.4%
Corporate Bonds & Notes	27.7%
Short-Term Instruments	11.3%
U.S. Treasury Obligations	6.3%
Asset-Backed Securities	4.9%
Other	6.4%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009

	6 Months*	1 Year	Since Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Administrative Class	7.40%	-20.80%	-11.81%
Russell 2000® Index±	2.63%	-25.02%	-15.94%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 2.16% for Administrative Class shares.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,074.04	$1,019.14
Expenses Paid During Period†	$5.86	$5.71

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed income instruments actively managed by PIMCO. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index.

»	The Portfolio’s equity futures exposure to the Russell 2000 Index added to absolute returns as the Index rose by 2.63% for the period.

»	Curve-steepening strategies benefited performance as the U.S. dollar swap curve steepened over the course of the period.

»	Positive duration detracted from performance as yields over two years on the U.S. dollar swap curve increased.

»	A yield advantage over LIBOR provided incremental income to the Portfolio, which benefited performance.

»	An allocation to mortgage-backed securities (“MBS”) benefited performance as MBS holdings outperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporate bonds was a major contributor to returns as this sector significantly outperformed like-duration U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Small Cap StocksPLUS® TR Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	01/31/2007-12/31/2007

Administrative Class
Net asset value beginning of year or period	$6.08	$9.93	$10.00
Net investment income (a)	0.09	0.34	0.41
Net realized/unrealized gain (loss) on investments	0.34	(3.54)	(0.24)
Total income (loss) from investment operations	0.43	(3.20)	0.17
Dividends from net investment income	(0.12)	(0.36)	(0.24)
Distributions from net realized capital gains	0.00	(0.29)	0.00
Total distributions	(0.12)	(0.65)	(0.24)
Net asset value end of year or period	$6.39	$6.08	$9.93
Total return	7.40%	(32.35)%	1.64%
Net assets end of year or period (000s)	$2,189	$2,033	$3,011
Ratio of expenses to average net assets	1.14%*	2.16%	1.07	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.84%*	0.84%	0.88	%*(b)(d)
Ratio of net investment income to average net assets	3.33%*	4.00%	4.40	%*
Portfolio turnover rate	186%	271%	462%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.40%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.21%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$2,364
Investments in Affiliates, at value	300
Cash	130
Deposits with counterparty	246
Foreign currency, at value	6
Receivable for investments sold	100
Interest and dividends receivable	12
Unrealized appreciation on foreign currency contracts	2
Unrealized appreciation on swap agreements	3
3,163

Liabilities:
Payable for reverse repurchase agreements	$500
Payable for investments purchased	102
Payable for investments purchased on a delayed-delivery basis	114
Accrued investment advisory fee	1
Accrued supervisory and administrative fee	1
Accrued servicing fee	1
Variation margin payable	4
Swap premiums received	2
Unrealized depreciation on foreign currency contracts	4
Unrealized depreciation on swap agreements	7
736

Net Assets	$2,427

Net Assets Consist of:
Paid in capital	$3,734
Undistributed net investment income	70
Accumulated undistributed net realized (loss)	(1,219)
Net unrealized (depreciation)	(158)
$2,427

Net Assets:
Administrative Class	$2,189
Advisor Class	238

Shares Issued and Outstanding:
Administrative Class	343
Advisor Class	37

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$6.39
Advisor Class	6.39

Cost of Investments Owned	$2,467
Cost of Investments in Affiliates Owned	$300
Cost of Foreign Currency Held	$6

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$48
Dividends	1
Total Income	49

Expenses:
Investment advisory fees	5
Supervisory and administrative fees	3
Servicing fees – Administrative Class	1
Interest expense	4
Total Expenses	13

Net Investment Income	36

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(44)
Net realized gain on futures contracts, written options and swaps	375
Net realized (loss) on foreign currency transactions	(8)
Net change in unrealized appreciation on investments	62
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(268)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	9
Net Gain	126

Net Increase in Net Assets Resulting from Operations	$162

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$36	$113
Net realized gain (loss)	323	(1,273)
Net change in unrealized (depreciation)	(197)	(18)
Net increase (decrease) resulting from operations	162	(1,178)

Distributions to Shareholders:
From net investment income
Administrative Class	(41)	(113)
Advisor Class	(5)	(11)
From net realized capital gains
Administrative Class	0	(91)
Advisor Class	0	(11)

Total Distributions	(46)	(226)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	57	11
Advisor Class	530	1,047
Issued as reinvestment of distributions
Administrative Class	41	204
Advisor Class	5	22
Cost of shares redeemed
Administrative Class	(47)	(20)
Advisor Class	(596)	(723)
Net increase (decrease) resulting from Portfolio share transactions	(10)	541

Total Increase (Decrease) in Net Assets	106	(863)

Net Assets:
Beginning of period	2,321	3,184
End of period*	$2,427	$2,321

*Including undistributed net investment income of:	$70	$80

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 22.5%

American International Group, Inc.
5.850% due 01/16/2018	$20	$11

Bank of America Corp.
5.750% due 12/01/2017	30	27
6.000% due 09/01/2017	10	9

Barclays Bank PLC
6.050% due 12/04/2017	10	9

Bear Stearns Cos. LLC
0.902% due 09/09/2009	30	30
0.974% due 05/18/2010	30	30

CIT Group, Inc.
0.759% due 03/12/2010	20	17

Citigroup Capital XXI
8.300% due 12/21/2077	10	8

Citigroup, Inc.
1.004% due 05/18/2010	30	29
5.500% due 04/11/2013	20	19

Credit Suisse USA, Inc.
1.083% due 08/15/2010	30	30

Deutsche Bank AG
1.154% due 02/17/2015	20	17

Duke University
5.150% due 04/01/2019	20	21

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	26

General Electric Capital Corp.
5.875% due 01/14/2038	20	16

Goldman Sachs Group, Inc.
1.430% due 07/23/2009	30	30

HSBC Finance Corp.
1.134% due 11/16/2009	20	20
1.206% due 05/10/2010	30	29

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	10	1

Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	29

Morgan Stanley
1.411% due 01/15/2010	50	50

SLM Corp.
1.232% due 07/27/2009	30	30

Wachovia Corp.
0.718% due 12/01/2009	30	30
5.750% due 02/01/2018	30	29

		547

INDUSTRIALS 5.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	31

Home Depot, Inc.
0.749% due 12/16/2009	20	20

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	30	29

Petroleos Mexicanos
8.000% due 05/03/2019	20	22

Roche Holdings, Inc.
2.661% due 02/25/2011	20	20

UST, Inc.
5.750% due 03/01/2018	10	9

		131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.5%

NiSource Finance Corp.
1.231% due 11/23/2009	$30	$30

Ohio Power Co.
0.775% due 04/05/2010	30	29

		59

Total Corporate Bonds & Notes (Cost $765)		737

MUNICIPAL BONDS & NOTES 1.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	18

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	10	12

Total Municipal Bonds & Notes (Cost $38)		30

U.S. GOVERNMENT AGENCIES 47.6%

Fannie Mae
5.000% due 12/25/2016 - 07/01/2039	118	120
5.500% due 12/01/2038 (d)	410	423
6.000% due 11/01/2037 (d)	274	287

Freddie Mac
0.926% due 05/04/2011	100	100
0.937% due 08/05/2011	100	100
1.211% due 04/07/2011	100	101
4.250% due 09/15/2024	5	5

Small Business Administration
4.430% due 05/01/2029	20	21

Total U.S. Government Agencies (Cost $1,134)		1,157

U.S. TREASURY OBLIGATIONS 6.9%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	116	119

U.S. Treasury Bonds
4.250% due 05/15/2039	50	50

Total U.S. Treasury Obligations (Cost $160)		169

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	30	21

Banc of America Funding Corp.
5.890% due 03/20/2036	15	9

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046	24	15

Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037	10	8

Countrywide Alternative Loan Trust
0.514% due 06/25/2037	24	9

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	12	10

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	15	8

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		$3	$3

Morgan Stanley Capital I
6.076% due 06/11/2049		30	23

Total Mortgage-Backed Securities (Cost $182)			128

ASSET-BACKED SECURITIES 5.4%

Bear Stearns Asset-Backed Securities Trust
0.404% due 06/25/2047		13	10

BNC Mortgage Loan Trust
0.414% due 05/25/2037		17	13

Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		12	10
0.424% due 03/25/2037		11	8

Countrywide Asset-Backed Certificates
0.394% due 10/25/2047		13	11
0.494% due 09/25/2036		18	13

First Franklin Mortgage Loan Asset- Backed Certificates
0.364% due 10/25/2036		6	5

MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		2	2
0.394% due 05/25/2037		11	9

Morgan Stanley ABS Capital I
0.354% due 01/25/2037		9	8
0.364% due 10/25/2036		5	4

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037		11	10

Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		9	8

Soundview Home Equity Loan Trust
0.394% due 06/25/2037		14	12

Structured Asset Securities Corp.
0.414% due 01/25/2037		13	9

Total Asset-Backed Securities (Cost $165)			132

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	10	9

Total Foreign Currency-Denominated Issues (Cost $8)			9

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		200	2

Total Convertible Preferred Stocks (Cost $15)			2

SHORT-TERM INSTRUMENTS 12.4%

SHORT-TERM FLOATING NAV PORTFOLIO (c) 12.4%
		30,019	300

Total Short-Term Instruments (Cost $300)			300

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $0)	0

Total Investments 109.7% (Cost $2,767)	$2,664

Other Assets and Liabilities (Net) (9.7%)	(237)

Net Assets 100.0%	$2,427

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $771 at a weighted average interest rate of 0.748%. On June 30, 2009, securities valued at $574 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $246 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1	$7
90-Day Eurodollar June Futures	Long	06/2010	2	0
90-Day Eurodollar September Futures	Long	09/2009	2	15
E-Mini Russell 2000 Index September Futures	Long	09/2009	47	(69)

				$(47)

(f)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	2.416%	$100	$(5)	$0	$(5)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	2.953%	30	(2)	0	(2)

						$(7)	$0	$(7)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	30	$1	$0	$1
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	100	0	0	0
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$100	0	(2)	2

							$1	$(2)	$3

(g)	Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYFE Mini Russell 2000 Index September Futures	$ 220.000	09/18/2009	20	$0	$0

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 09/01/2039	$90.000	09/08/2009	$800	$0	$0

(h)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4	07/2009	GSC	$0	$0	$0
Buy	BRL	21	08/2009	HSBC	1	0	1
Buy		9	08/2009	MLP	0	0	0
Buy	CAD	4	08/2009	JPM	0	0	0
Buy	CNY	78	07/2009	BCLY	0	(1)	(1)
Sell		22	07/2009	BCLY	0	0	0
Sell		35	07/2009	CITI	0	0	0
Buy		51	07/2009	DUB	0	(1)	(1)
Sell		70	07/2009	DUB	0	0	0
Buy		13	07/2009	HSBC	0	0	0
Sell		23	07/2009	HSBC	0	0	0
Buy		20	07/2009	JPM	0	0	0
Sell		12	07/2009	JPM	0	0	0
Buy		48	09/2009	BCLY	0	0	0
Sell		22	09/2009	BCLY	0	0	0
Sell		11	09/2009	CITI	0	0	0
Sell		7	09/2009	HSBC	0	0	0
Sell		7	09/2009	JPM	0	0	0
Buy		3	03/2010	BCLY	0	0	0
Buy		3	03/2010	HSBC	0	0	0
Buy		20	03/2010	JPM	0	0	0
Sell	EUR	1	07/2009	BCLY	0	0	0
Sell	GBP	15	07/2009	CITI	0	(2)	(2)
Buy		9	07/2009	MSC	1	0	1
Sell		6	08/2009	MSC	0	0	0
Buy	JPY	98	07/2009	BNP	0	0	0
Buy		98	08/2009	MSC	0	0	0

					$ 2	$(4)	$(2)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$737	$0	$737
U.S. Government Agencies	0	1,157	0	1,157
U.S. Treasury Obligations	0	169	0	169
Mortgage-Backed Securities	0	128	0	128
Asset-Backed Securities	0	132	0	132
Short-Term Instruments	300	0	0	300
Other Investments ++	2	39	0	41

Investments, at value	$302	$2,362	$0	$2,664

Financial Derivative Instruments +++	$(47)	$(7)	$1	$(53)

Total	$255	$2,355	$1	$2,611

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments +++	$1	$0	$0	$0	$0	$0	$1

Total	$1	$0	$0	$0	$0	$0	$1

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$22	$0	$0	$0	$0	$22
Unrealized appreciation on foreign currency contracts	0	2	0	0	0	2
Unrealized appreciation on swap agreements	3	0	0	0	0	3

	$25	$2	$0	$0	$0	$27

Liabilities:
Variation margin payable ^^	$0	$0	$0	$69	$0	$69
Unrealized depreciation on foreign currency contracts	0	4	0	0	0	4
Unrealized depreciation on swap agreements	0	0	7	0	0	7

	$0	$4	$7	$69	$0	$80

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5)	$0	$(5)
Net realized gain on futures contracts, written options and swaps	67	0	0	308	0	375
Net realized (loss) on foreign currency transactions	0	(8)	0	0	0	(8)

	$67	$(8)	$0	$303	$0	$362

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(53)	$0	$8	$(223)	$0	$(268)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	9	0	0	0	9

	$(53)	$9	$8	$(223)	$0	$(259)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

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Notes to Financial Statements (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

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(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual

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Notes to Financial Statements (Cont.)

savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation

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methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.44%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2009, the recoverable amount to the Administrator was $68,057.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Small Cap StocksPLUS® TR Portfolio	$0	$1,800	$1,500	$0	$300	$0	$0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,998	$3,723	$2,023	$1,835

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

10.   SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	10	$57	2	$11
Advisor Class	96	530	132	1,047
Issued as reinvestment of distributions
Administrative Class	8	41	31	204
Advisor Class	1	5	4	22
Cost of shares redeemed
Administrative Class	(9)	(47)	(2)	(20)
Advisor Class	(108)	(596)	(105)	(723)
Net increase (decrease) resulting from Portfolio share transactions	(2)	$(10)	62	$541

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	99	*
Advisor Class	1	94

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$43	$(146)	$(103)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Small Cap StocksPLUS® TR Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	43.4%
Corporate Bonds & Notes	27.7%
Short-Term Instruments	11.3%
U.S. Treasury Obligations	6.3%
Asset-Backed Securities	4.9%
Other	6.4%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Advisor Class	7.25%	-20.99%	-11.99%
Russell 2000® Index±	2.63%	-25.02%	-15.94%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 2.20% for Advisor Class shares.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,072.55	$1,018.65
Expenses Paid During Period†	$6.37	$6.21

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed income instruments actively managed by PIMCO. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index.

»	The Portfolio’s equity futures exposure to the Russell 2000 Index added to absolute returns as the Index rose by 2.63% for the period.

»	Curve-steepening strategies benefited performance as the U.S. dollar swap curve steepened over the course of the period.

»	Positive duration detracted from performance as yields over two years on the U.S. dollar swap curve increased.

»	A yield advantage over LIBOR provided incremental income to the Portfolio, which benefited performance.

»	An allocation to mortgage-backed securities (“MBS”) benefited performance as MBS holdings outperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporate bonds was a major contributor to returns as this sector significantly outperformed like-duration U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Small Cap Stocks PLUS® TR Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	01/31/2007-12/31/2007

Advisor Class
Net asset value beginning of year or period	$6.08	$9.94	$10.00
Net investment income (a)	0.09	0.30	0.39
Net realized/unrealized gain (loss) on investments	0.33	(3.53)	(0.22)
Total income (loss) from investment operations	0.42	(3.23)	0.17
Dividends from net investment income	(0.11)	(0.34)	(0.23)
Distributions from net realized capital gains	0.00	(0.29)	0.00
Total distributions	(0.11)	(0.63)	(0.23)
Net asset value end of year or period	$6.39	$6.08	$9.94
Total return	7.25%	(32.59)%	1.66%
Net assets end of year or period (000s)	$238	$288	$173
Ratio of expenses to average net assets	1.24%*	2.20%	1.39	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.94%*	0.94%	0.98	%*(b)(d)
Ratio of net investment income to average net assets	3.27%*	3.76%	4.26	%*
Portfolio turnover rate	186%	271%	462%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.21%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 6.80%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$2,364
Investments in Affiliates, at value	300
Cash	130
Deposits with counterparty	246
Foreign currency, at value	6
Receivable for investments sold	100
Interest and dividends receivable	12
Unrealized appreciation on foreign currency contracts	2
Unrealized appreciation on swap agreements	3
3,163

Liabilities:
Payable for reverse repurchase agreements	$500
Payable for investments purchased	102
Payable for investments purchased on a delayed-delivery basis	114
Accrued investment advisory fee	1
Accrued supervisory and administrative fee	1
Accrued servicing fee	1
Variation margin payable	4
Swap premiums received	2
Unrealized depreciation on foreign currency contracts	4
Unrealized depreciation on swap agreements	7
736

Net Assets	$2,427

Net Assets Consist of:
Paid in capital	$3,734
Undistributed net investment income	70
Accumulated undistributed net realized (loss)	(1,219)
Net unrealized (depreciation)	(158)
$2,427

Net Assets:
Administrative Class	$2,189
Advisor Class	238

Shares Issued and Outstanding:
Administrative Class	343
Advisor Class	37

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$6.39
Advisor Class	6.39

Cost of Investments Owned	$2,467
Cost of Investments in Affiliates Owned	$300
Cost of Foreign Currency Held	$6

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$48
Dividends	1
Total Income	49

Expenses:
Investment advisory fees	5
Supervisory and administrative fees	3
Servicing fees – Administrative Class	1
Interest expense	4
Total Expenses	13

Net Investment Income	36

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(44)
Net realized gain on futures contracts, written options and swaps	375
Net realized (loss) on foreign currency transactions	(8)
Net change in unrealized appreciation on investments	62
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(268)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	9
Net Gain	126

Net Increase in Net Assets Resulting from Operations	$162

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$36	$113
Net realized gain (loss)	323	(1,273)
Net change in unrealized (depreciation)	(197)	(18)
Net increase (decrease) resulting from operations	162	(1,178)

Distributions to Shareholders:
From net investment income
Administrative Class	(41)	(113)
Advisor Class	(5)	(11)
From net realized capital gains
Administrative Class	0	(91)
Advisor Class	0	(11)

Total Distributions	(46)	(226)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	57	11
Advisor Class	530	1,047
Issued as reinvestment of distributions
Administrative Class	41	204
Advisor Class	5	22
Cost of shares redeemed
Administrative Class	(47)	(20)
Advisor Class	(596)	(723)
Net increase (decrease) resulting from Portfolio share transactions	(10)	541

Total Increase (Decrease) in Net Assets	106	(863)

Net Assets:
Beginning of period	2,321	3,184
End of period*	$2,427	$2,321

*Including undistributed net investment income of:	$70	$80

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 22.5%

American International Group, Inc.
5.850% due 01/16/2018	$20	$11

Bank of America Corp.
5.750% due 12/01/2017	30	27
6.000% due 09/01/2017	10	9

Barclays Bank PLC
6.050% due 12/04/2017	10	9

Bear Stearns Cos. LLC
0.902% due 09/09/2009	30	30
0.974% due 05/18/2010	30	30

CIT Group, Inc.
0.759% due 03/12/2010	20	17

Citigroup Capital XXI
8.300% due 12/21/2077	10	8

Citigroup, Inc.
1.004% due 05/18/2010	30	29
5.500% due 04/11/2013	20	19

Credit Suisse USA, Inc.
1.083% due 08/15/2010	30	30

Deutsche Bank AG
1.154% due 02/17/2015	20	17

Duke University
5.150% due 04/01/2019	20	21

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	26

General Electric Capital Corp.
5.875% due 01/14/2038	20	16

Goldman Sachs Group, Inc.
1.430% due 07/23/2009	30	30

HSBC Finance Corp.
1.134% due 11/16/2009	20	20
1.206% due 05/10/2010	30	29

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	10	1

Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	29

Morgan Stanley
1.411% due 01/15/2010	50	50

SLM Corp.
1.232% due 07/27/2009	30	30

Wachovia Corp.
0.718% due 12/01/2009	30	30
5.750% due 02/01/2018	30	29

		547

INDUSTRIALS 5.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	31

Home Depot, Inc.
0.749% due 12/16/2009	20	20

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	30	29

Petroleos Mexicanos
8.000% due 05/03/2019	20	22

Roche Holdings, Inc.
2.661% due 02/25/2011	20	20

UST, Inc.
5.750% due 03/01/2018	10	9

		131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.5%

NiSource Finance Corp.
1.231% due 11/23/2009	$30	$30

Ohio Power Co.
0.775% due 04/05/2010	30	29

		59

Total Corporate Bonds & Notes (Cost $765)		737

MUNICIPAL BONDS & NOTES 1.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	18

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	10	12

Total Municipal Bonds & Notes (Cost $38)		30

U.S. GOVERNMENT AGENCIES 47.6%

Fannie Mae
5.000% due 12/25/2016 - 07/01/2039	118	120
5.500% due 12/01/2038 (d)	410	423
6.000% due 11/01/2037 (d)	274	287

Freddie Mac
0.926% due 05/04/2011	100	100
0.937% due 08/05/2011	100	100
1.211% due 04/07/2011	100	101
4.250% due 09/15/2024	5	5

Small Business Administration
4.430% due 05/01/2029	20	21

Total U.S. Government Agencies (Cost $1,134)		1,157

U.S. TREASURY OBLIGATIONS 6.9%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	116	119

U.S. Treasury Bonds
4.250% due 05/15/2039	50	50

Total U.S. Treasury Obligations (Cost $160)		169

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	30	21

Banc of America Funding Corp.
5.890% due 03/20/2036	15	9

Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046	24	15

Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037	10	8

Countrywide Alternative Loan Trust
0.514% due 06/25/2037	24	9

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	12	10

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	15	8

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		$3	$3

Morgan Stanley Capital I
6.076% due 06/11/2049		30	23

Total Mortgage-Backed Securities (Cost $182)			128

ASSET-BACKED SECURITIES 5.4%

Bear Stearns Asset-Backed Securities Trust
0.404% due 06/25/2047		13	10

BNC Mortgage Loan Trust
0.414% due 05/25/2037		17	13

Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		12	10
0.424% due 03/25/2037		11	8

Countrywide Asset-Backed Certificates
0.394% due 10/25/2047		13	11
0.494% due 09/25/2036		18	13

First Franklin Mortgage Loan Asset- Backed Certificates
0.364% due 10/25/2036		6	5

MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		2	2
0.394% due 05/25/2037		11	9

Morgan Stanley ABS Capital I
0.354% due 01/25/2037		9	8
0.364% due 10/25/2036		5	4

Nationstar Home Equity Loan Trust
0.434% due 04/25/2037		11	10

Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		9	8

Soundview Home Equity Loan Trust
0.394% due 06/25/2037		14	12

Structured Asset Securities Corp.
0.414% due 01/25/2037		13	9

Total Asset-Backed Securities (Cost $165)			132

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	10	9

Total Foreign Currency-Denominated Issues (Cost $8)			9

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		200	2

Total Convertible Preferred Stocks (Cost $15)			2

SHORT-TERM INSTRUMENTS 12.4%

SHORT-TERM FLOATING NAV PORTFOLIO (c) 12.4%
		30,019	300

Total Short-Term Instruments (Cost $300)			300

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $0)	0

Total Investments 109.7% (Cost $2,767)	$2,664

Other Assets and Liabilities (Net) (9.7%)	(237)

Net Assets 100.0%	$2,427

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $771 at a weighted average interest rate of 0.748%. On June 30, 2009, securities valued at $574 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $246 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1	$7
90-Day Eurodollar June Futures	Long	06/2010	2	0
90-Day Eurodollar September Futures	Long	09/2009	2	15
E-Mini Russell 2000 Index September Futures	Long	09/2009	47	(69)

				$(47)

(f)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	2.416%	$100	$(5)	$0	$(5)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	2.953%	30	(2)	0	(2)

						$(7)	$0	$(7)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	30	$1	$0	$1
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	100	0	0	0
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$100	0	(2)	2

							$1	$(2)	$3

(g)	Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYFE Mini Russell 2000 Index September Futures	$ 220.000	09/18/2009	20	$0	$0

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 09/01/2039	$90.000	09/08/2009	$800	$0	$0

(h)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4	07/2009	GSC	$0	$0	$0
Buy	BRL	21	08/2009	HSBC	1	0	1
Buy		9	08/2009	MLP	0	0	0
Buy	CAD	4	08/2009	JPM	0	0	0
Buy	CNY	78	07/2009	BCLY	0	(1)	(1)
Sell		22	07/2009	BCLY	0	0	0
Sell		35	07/2009	CITI	0	0	0
Buy		51	07/2009	DUB	0	(1)	(1)
Sell		70	07/2009	DUB	0	0	0
Buy		13	07/2009	HSBC	0	0	0
Sell		23	07/2009	HSBC	0	0	0
Buy		20	07/2009	JPM	0	0	0
Sell		12	07/2009	JPM	0	0	0
Buy		48	09/2009	BCLY	0	0	0
Sell		22	09/2009	BCLY	0	0	0
Sell		11	09/2009	CITI	0	0	0
Sell		7	09/2009	HSBC	0	0	0
Sell		7	09/2009	JPM	0	0	0
Buy		3	03/2010	BCLY	0	0	0
Buy		3	03/2010	HSBC	0	0	0
Buy		20	03/2010	JPM	0	0	0
Sell	EUR	1	07/2009	BCLY	0	0	0
Sell	GBP	15	07/2009	CITI	0	(2)	(2)
Buy		9	07/2009	MSC	1	0	1
Sell		6	08/2009	MSC	0	0	0
Buy	JPY	98	07/2009	BNP	0	0	0
Buy		98	08/2009	MSC	0	0	0

					$ 2	$(4)	$(2)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$737	$0	$737
U.S. Government Agencies	0	1,157	0	1,157
U.S. Treasury Obligations	0	169	0	169
Mortgage-Backed Securities	0	128	0	128
Asset-Backed Securities	0	132	0	132
Short-Term Instruments	300	0	0	300
Other Investments ++	2	39	0	41

Investments, at value	$302	$2,362	$0	$2,664

Financial Derivative Instruments +++	$(47)	$(7)	$1	$(53)

Total	$255	$2,355	$1	$2,611

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments +++	$1	$0	$0	$0	$0	$0	$1

Total	$1	$0	$0	$0	$0	$0	$1

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$22	$0	$0	$0	$0	$22
Unrealized appreciation on foreign currency contracts	0	2	0	0	0	2
Unrealized appreciation on swap agreements	3	0	0	0	0	3

	$25	$2	$0	$0	$0	$27

Liabilities:
Variation margin payable ^^	$0	$0	$0	$69	$0	$69
Unrealized depreciation on foreign currency contracts	0	4	0	0	0	4
Unrealized depreciation on swap agreements	0	0	7	0	0	7

	$0	$4	$7	$69	$0	$80

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5)	$0	$(5)
Net realized gain on futures contracts, written options and swaps	67	0	0	308	0	375
Net realized (loss) on foreign currency transactions	0	(8)	0	0	0	(8)

	$67	$(8)	$0	$303	$0	$362

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(53)	$0	$8	$(223)	$0	$(268)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	9	0	0	0	9

	$(53)	$9	$8	$(223)	$0	$(259)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2009	13

Notes to Financial Statements (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual

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Notes to Financial Statements (Cont.)

savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation

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methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity

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Notes to Financial Statements (Cont.)

reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.44%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2009, the recoverable amount to the Administrator was $68,057.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Small Cap StocksPLUS® TR Portfolio	$0	$1,800	$1,500	$0	$300	$0	$0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,998	$3,723	$2,023	$1,835

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

10.   SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	10	$57	2	$11
Advisor Class	96	530	132	1,047
Issued as reinvestment of distributions
Administrative Class	8	41	31	204
Advisor Class	1	5	4	22
Cost of shares redeemed
Administrative Class	(9)	(47)	(2)	(20)
Advisor Class	(108)	(596)	(105)	(723)
Net increase (decrease) resulting from Portfolio share transactions	(2)	$(10)	62	$541

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	99	*
Advisor Class	1	94

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$43	$(146)	$(103)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	31.9%
Short-Term Instruments	21.0%
Mortgage-Backed Securities	11.3%
Preferred Stocks	10.7%
U.S. Government Agencies	8.6%
Asset-Backed Securities	7.7%
Other	8.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Since Inception (12/31/97)
PIMCO StocksPLUS® Growth and Income Portfolio Administrative Class	5.87%	-30.13%	-3.64%	-2.62%	0.93%
S&P 500 Index±	3.16%	-26.21%	-2.24%	-2.22%	1.25%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.84% for Administrative Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,058.72	$1,021.57
Expenses Paid During Period†	$3.32	$3.26

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS Growth and Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500.

»	The Portfolio’s equity futures exposure to the S&P 500 Index added to absolute returns as the Index rose by 3.16% for the period.

»	Curve-steepening strategies benefited performance as the U.S. dollar swap curve steepened over the course of the period.

»	Positive duration detracted from performance as yields over two years on the U.S. dollar swap curve increased.

»	A yield advantage over LIBOR provided incremental income to the Portfolio, which benefited performance.

»	An allocation to mortgage-backed securities (“MBS”) benefited performance as MBS holdings outperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporate bonds was a major contributor to returns as this sector significantly outperformed like-duration U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008	12/31/2007		12/31/2006		12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$5.90		$11.04	$11.15		$10.20		$10.09	$9.26
Net investment income (a)	0.09		0.50	0.53		0.42		0.29	0.13
Net realized/unrealized gain (loss) on investments	0.25		(5.00)	0.23		1.06		0.06	0.86
Total income (loss) from investment operations	0.34		(4.50)	0.76		1.48		0.35	0.99
Dividends from net investment income	(0.07)		(0.64)	(0.87)		(0.53)		(0.24)	(0.16)
Net asset value end of year or period	$6.17		$5.90	$11.04		$11.15		$10.20	$10.09
Total return	5.87%		(42.63)%	6.86%		14.90%		3.49%	10.81%
Net assets end of year or period (000s)	$27,754		$36,243	$78,125		$85,425		$229,193	$266,851
Ratio of expenses to average net assets	0.65	%*	0.84%	0.54	%(c)	0.59	%(b)	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.54	%(c)	0.59	%(b)	0.65%	0.65%
Ratio of net investment income to average net assets	3.23	%*	5.66%	4.67%		3.95%		2.87%	1.39%
Portfolio turnover rate	326%		486%	54%		135%		264%	249%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(c)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$11,269
Investments in Affiliates, at value	1,807
Repurchase agreements, at value	926
Cash	9,946
Deposits with counterparty	44
Foreign currency, at value	76
Receivable for investments sold	8,331
Receivable for Portfolio shares sold	59
Interest and dividends receivable	42
Dividends receivable from Affiliates	2
Variation margin receivable	744
Swap premiums paid	6
Unrealized appreciation on foreign currency contracts	25
Unrealized appreciation on swap agreements	1,947
35,224

Liabilities:
Payable for investments purchased	$3,566
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	230
Deposits from counterparty	1,950
Accrued investment advisory fee	6
Accrued supervisory and administrative fee	3
Accrued servicing fee	6
Variation margin payable	781
Swap premiums received	8
Unrealized depreciation on foreign currency contracts	53
Unrealized depreciation on swap agreements	433
7,038

Net Assets	$28,186

Net Assets Consist of:
Paid in capital	$109,930
Undistributed net investment income	754
Accumulated undistributed net realized (loss)	(81,485)
Net unrealized (depreciation)	(1,013)
$28,186

Net Assets:
Institutional Class	$432
Administrative Class	27,754

Shares Issued and Outstanding:
Institutional Class	69
Administrative Class	4,498

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$6.26
Administrative Class	6.17

Cost of Investments Owned	$13,632
Cost of Investments in Affiliates Owned	$1,807
Cost of Repurchase Agreements Owned	$926
Cost of Foreign Currency Held	$76

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$586
Dividends	27
Dividends from Affiliate investments	5
Total Income	618

Expenses:
Investment advisory fees	40
Supervisory and administrative fees	16
Servicing fees – Administrative Class	24
Interest expense	23
Total Expenses	103

Net Investment Income	515

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,597)
Net realized gain on Affiliate investments	2
Net realized (loss) on futures contracts, written options and swaps	(452)
Net realized (loss) on foreign currency transactions	(212)
Net change in unrealized appreciation on investments	1,792
Net change in unrealized appreciation on futures contracts, written options and swaps	1,381
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	158
Net Gain	1,072

Net Increase in Net Assets Resulting from Operations	$1,587

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

(Decrease) in Net Assets from:

Operations:
Net investment income	$515	$3,346
Net realized (loss)	(2,261)	(28,835)
Net realized gain on Affiliate investments	2	0
Net change in unrealized appreciation (depreciation)	3,331	(4,750)
Net increase (decrease) resulting from operations	1,587	(30,239)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(39)
Administrative Class	(364)	(4,188)

Total Distributions	(368)	(4,227)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	80	139
Administrative Class	1,259	3,812
Issued as reinvestment of distributions
Institutional Class	4	39
Administrative Class	364	4,188
Cost of shares redeemed
Institutional Class	(87)	(3,876)
Administrative Class	(11,310)	(15,876)
Net (decrease) resulting from Portfolio share transactions	(9,690)	(11,574)

Total (Decrease) in Net Assets	(8,471)	(46,040)

Net Assets:
Beginning of period	36,657	82,697
End of period*	$28,186	$36,657

*Including undistributed net investment income of:	$754	$607

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 12.8%

CIT Group, Inc.
1.170% due 02/13/2012	$100	$59

Citigroup Funding, Inc.
0.639% due 09/22/2009	200	198

Countrywide Financial Corp.
1.426% due 05/07/2012	100	91

Dexia Credit Local
1.262% due 09/23/2011	900	898

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	200	173
7.375% due 02/01/2011	100	91

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	500	76
3.005% due 07/18/2011 (a)	100	15

Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	800	799
2.625% due 05/11/2012	600	605

SLM Corp.
0.829% due 03/15/2011	100	86

Sun Life Financial Global Funding LP
0.755% due 07/06/2011	300	270

Wells Fargo & Co.
7.980% due 03/29/2049	300	249

		3,610

INDUSTRIALS 0.7%

Daimler Finance North America LLC
5.750% due 09/08/2011	100	102

Home Depot, Inc.
0.749% due 12/16/2009	100	100

		202

UTILITIES 2.4%

Pepco Holdings, Inc.
1.292% due 06/01/2010	300	294

Qwest Corp.
3.879% due 06/15/2013	300	270

Telecom Italia Capital S.A.
1.508% due 02/01/2011	100	96

		660

Total Corporate Bonds & Notes (Cost $4,964)		4,472

U.S. GOVERNMENT AGENCIES 4.3%

Freddie Mac
0.937% due 08/05/2011 (d)	833	833
5.500% due 08/15/2030	3	3
6.500% due 10/25/2043	349	372

Total U.S. Government Agencies (Cost $1,208)		1,208

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	662	660

Total U.S. Treasury Obligations (Cost $661)		660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.6%

Bear Stearns Adjustable Rate Mortgage Trust
5.088% due 02/25/2033	$37	$33

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	108	83

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	1	1

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	154	58
2.340% due 02/25/2036	249	115
6.000% due 10/25/2033	161	156

CS First Boston Mortgage Securities Corp.
3.044% due 05/25/2032	48	45

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	87	79

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	93	77

Harborview Mortgage Loan Trust
0.403% due 01/19/2038	91	84
0.503% due 01/19/2038	286	122

Impac CMB Trust
1.074% due 10/25/2033	12	7

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	66	62

Morgan Stanley Capital I
0.380% due 10/15/2020	35	26

Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037	221	80
0.563% due 07/19/2035	103	65
0.594% due 02/25/2036	125	57

Thornburg Mortgage Securities Trust
0.439% due 06/25/2037	145	129

WaMu Mortgage Pass-Through Certificates
3.127% due 12/25/2046	704	299

Total Mortgage-Backed Securities (Cost $2,732)		1,578

ASSET-BACKED SECURITIES 3.8%

Asset-Backed Funding Certificates
0.374% due 10/25/2036	16	16

Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037	148	120

Chase Issuance Trust
0.359% due 04/15/2013	300	295

Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037	6	5
0.424% due 08/25/2036	328	234

HSBC Asset Loan Obligation
0.374% due 12/25/2036	340	300

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	27	16

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	5	3

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	19	18

Option One Mortgage Loan Trust
0.364% due 01/25/2037	25	24

Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036	71	40

Total Asset-Backed Securities (Cost $1,256)		1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

American International Group, Inc.
2.875% due 06/20/2011	CHF	100	$66

ASB Finance Ltd.
1.349% due 02/13/2012	EUR	200	257

SLM Corp.
4.750% due 03/17/2014	EUR	100	102

Total Foreign Currency-Denominated Issues (Cost $396)			425

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%

General Motors Corp.
5.250% due 03/06/2032		20,000	58

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		300	0

Total Convertible Preferred Stocks (Cost $363)			58

PREFERRED STOCKS 5.3%
BANKING & FINANCE 5.3%

DG Funding Trust
1.343% due 12/31/2049		173	1,496

Total Preferred Stocks (Cost $1,823)			1,496

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.4%

REPURCHASE AGREEMENTS 3.3%

State Street Bank and Trust Co.
0.010% due 07/01/2009		$926	926

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $945. Repurchase proceeds are $926.)

U.S. TREASURY BILLS 0.7%
0.115% due 07/02/2009 - 07/23/2009 (b)(d)		207	207

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.4%
		180,498	1,807

Total Short-Term Instruments (Cost $2,940)			2,940

PURCHASED OPTIONS (h) 0.3%
(Cost $22)			94

Total Investments 49.7% (Cost $16,365)			$14,002

Other Assets and Liabilities (Net) 50.3%			14,184

Net Assets 100.0%			$28,186

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $933 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $6,438 at a weighted average interest rate of 0.998%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $660 and cash of $44 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index September Futures	Short	09/2009	6	$8
S&P 500 Index September Futures	Long	09/2009	27	(145)

				$(137)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	2.750%	03/20/2014	2.335%	$200	$4	$0	$4
American Express Co.	DUB	2.060%	03/20/2013	2.406%	300	(4)	0	(4)
American International Group, Inc.	BOA	0.930%	12/20/2012	16.302%	100	(36)	0	(36)
American International Group, Inc.	RBS	0.780%	12/20/2012	16.302%	100	(36)	0	(36)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	DUB	0.850%	09/20/2009	2.632%	500	(2)	0	(2)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	2.416%	100	(5)	0	(5)
California State General Obligation Notes, Series 2005	GSC	0.530%	03/20/2018	2.950%	100	(11)	0	(11)
CIT Group, Inc.	BCLY	5.000%	03/20/2014	16.237%	100	(29)	(8)	(21)
CIT Group, Inc.	JPM	5.750%	03/20/2013	17.180%	100	(26)	0	(26)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%	100	2	2	0
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	300	(4)	0	(4)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	100	3	4	(1)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	4.336%	100	(1)	0	(1)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	3.899%	200	2	0	2
HSBC Finance Corp.	RBS	1.800%	03/20/2010	4.882%	100	(2)	0	(2)
MBIA, Inc.	BOA	2.800%	12/20/2012	37.168%	100	(57)	0	(57)
MBIA, Inc.	DUB	3.400%	12/20/2012	44.795%	100	(63)	0	(63)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.554%	100	(12)	0	(12)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.850%	100	(11)	0	(11)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.450%	100	(10)	0	(10)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	5.559%	100	(12)	0	(12)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	5.559%	100	(11)	0	(11)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	5.559%	300	(33)	0	(33)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	5.559%	400	(39)	0	(39)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	5.559%	100	(11)	0	(11)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	5.559%	100	(10)	0	(10)

						$(429)	$(2)	$(427)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$389	$5	$0	$5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	0	0	0

					$5	$0	$5

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	5,274	3-Month USD-LIBOR less 0.300%	$6,819	09/30/2009	MLP	$1,071
Receive	S&P 500 Index	10,822	3-Month USD-LIBOR less 0.070%	15,332	01/29/2010	MLP	865

							$1,936

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$2,300	$22	$94

(i)	Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	131	$1,800	$98
Sales	73	2,400	27
Closing Buys	(49)	(4,200)	(66)
Expirations	(155)	0	(59)
Exercised	0	0	0

Balance at 06/30/2009	0	$0	$0

(j)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	307	08/2009	HSBC	$11	$0	$11
Sell		307	08/2009	HSBC	1	0	1
Buy		115	08/2009	MLP	5	0	5
Sell		116	08/2009	MLP	0	0	0
Buy	CAD	44	08/2009	JPM	0	(2)	(2)
Buy	CNY	520	07/2009	BCLY	0	(4)	(4)
Sell		1,877	07/2009	BCLY	0	(4)	(4)
Sell		282	07/2009	CITI	0	(1)	(1)
Buy		1,556	07/2009	DUB	0	(13)	(13)
Sell		982	07/2009	DUB	0	(3)	(3)
Buy		1,045	07/2009	HSBC	2	(4)	(2)
Sell		234	07/2009	HSBC	0	(1)	(1)
Buy		714	07/2009	JPM	0	(4)	(4)
Sell		460	07/2009	JPM	0	(1)	(1)
Buy		511	09/2009	BCLY	1	0	1
Sell		511	09/2009	BCLY	0	(2)	(2)
Buy		493	09/2009	CITI	0	0	0
Sell		493	09/2009	CITI	0	(2)	(2)
Buy		416	09/2009	DUB	1	0	1
Sell		416	09/2009	DUB	0	0	0
Buy		277	09/2009	HSBC	1	0	1
Sell		277	09/2009	HSBC	0	0	0
Buy		84	09/2009	JPM	0	0	0
Sell		84	09/2009	JPM	0	0	0
Sell	EUR	335	07/2009	BCLY	0	(3)	(3)
Buy		87	07/2009	RBC	2	0	2
Buy		40	07/2009	RBS	0	0	0
Sell	GBP	85	07/2009	CITI	0	(8)	(8)
Buy		15	07/2009	RBS	1	0	1
Sell		114	07/2009	RBS	0	0	0
Buy	JPY	1,265	07/2009	BNP	0	0	0
Buy		1,265	07/2009	RBS	0	0	0
Buy	SGD	29	07/2009	HSBC	0	0	0
Sell		29	07/2009	HSBC	0	(1)	(1)

					$25	$(53)	$(28)

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2009
Corporate Bonds & Notes	$0	$4,472	$0	$4,472
Mortgage-Backed Securities	0	1,578	0	1,578
Preferred Stocks	0	1,496	0	1,496
Short-Term Instruments	1,807	1,133	0	2,940
Other Investments ++	0	3,516	0	3,516

Investments, at value	$1,807	$12,195	$0	$14,002

Financial Derivative Instruments +++	$(137)	$1,486	$0	$1,349

Total	$1,670	$13,681	$0	$15,351

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$192	$(200)	$1	$0	$7	$0	$0

Investments, at value	$192	$(200)	$1	$0	$7	$0	$0

Financial Derivative Instruments +++	$52	$0	$0	$0	$(52)	$0	$0

Total	$244	$(200)	$1	$0	$(45)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$94	$0	$0	$0	$0	$94
Variation margin receivable ^^	0	0	0	8	0	8
Unrealized appreciation on foreign currency contracts	0	25	0	0	0	25
Unrealized appreciation on swap agreements	0	0	11	1,936	0	1,947

	$94	$25	$11	$1,944	$0	$2,074

Liabilities:
Variation margin payable ^^	$0	$0	$0	$145	$0	$145
Unrealized depreciation on foreign currency contracts	0	53	0	0	0	53
Unrealized depreciation on swap agreements	0	0	433	0	0	433

	$0	$53	$433	$145	$0	$631

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$12	$0	$0	$(29)	$0	$(17)
Net realized (loss) on futures contracts, written options and swaps	(310)	0	(1,517)	1,375	0	(452)
Net realized (loss) on foreign currency transactions	0	(135)	0	0	0	(135)

	$(298)	$(135)	$(1,517)	$1,346	$0	$(604)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(250)	$0	$0	$17	$0	$(233)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,128	0	1,365	(1,112)	0	1,381
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	158	0	0	0	158

	$878	$158	$1,365	$(1,095)	$0	$1,306

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the

Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign

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Notes to Financial Statements (Cont.)

exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$721	$15,686

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(Unaudited) June 30, 2009

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
StocksPLUS® Growth and Income Portfolio	$ 0	$ 26,005	$24,200	$0	$1,807	$5	$2

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$77,220	$84,208	$36,937	$52,322

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	14	$80	16	$139
Administrative Class	222	1,259	444	3,812
Issued as reinvestment of distributions
Institutional Class	1	4	4	39
Administrative Class	66	364	469	4,188
Cost of shares redeemed
Institutional Class	(15)	(87)	(361)	(3,876)
Administrative Class	(1,932)	(11,310)	(1,849)	(15,876)
Net (decrease) resulting from Portfolio share transactions	(1,644)	$(9,690)	(1,277)	$(11,574)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	5	87

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO)

and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases,

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$243	$(2,606)	$(2,363)

13.  SUBSEQUENT EVENTS

The Portfolio was liquidated on July 17, 2009. In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	31.9%
Short-Term Instruments	21.0%
Mortgage-Backed Securities	11.3%
Preferred Stocks	10.7%
U.S. Government Agencies	8.6%
Asset-Backed Securities	7.7%
Other	8.8%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/28/00)
PIMCO StocksPLUS® Growth and Income Portfolio Institutional Class	5.96%	-30.06%	-3.49%	-3.30%
S&P 500 Index±	3.16%	-26.21%	-2.24%	-3.13%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.67% for Institutional Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,059.64	$1,022.32
Expenses Paid During Period†	$2.55	$2.51

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS Growth and Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500.

»	The Portfolio’s equity futures exposure to the S&P 500 Index added to absolute returns as the Index rose by 3.16% for the period.

»	Curve-steepening strategies benefited performance as the U.S. dollar swap curve steepened over the course of the period.

»	Positive duration detracted from performance as yields over two years on the U.S. dollar swap curve increased.

»	A yield advantage over LIBOR provided incremental income to the Portfolio, which benefited performance.

»	An allocation to mortgage-backed securities (“MBS”) benefited performance as MBS holdings outperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporate bonds was a major contributor to returns as this sector significantly outperformed like-duration U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+		12/31/2008	12/31/2007		12/31/2006		12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$5.98		$11.16	$11.25		$10.27		$10.14	$9.29
Net investment income (a)	0.09		0.49	0.55		0.45		0.31	0.15
Net realized/unrealized gain (loss) on investments	0.26		(5.03)	0.23		1.06		0.06	0.86
Total income (loss) from investment operations	0.35		(4.54)	0.78		1.51		0.37	1.01
Dividends from net investment income	(0.07)		(0.64)	(0.87)		(0.53)		(0.24)	(0.16)
Net asset value end of year or period	$6.26		$5.98	$11.16		$11.25		$10.27	$10.14
Total return	5.96%		(42.53)%	6.97%		15.11%		3.68%	10.99%
Net assets end of year or period (000s)	$432		$414	$4,572		$5,910		$5,735	$3,560
Ratio of expenses to average net assets	0.50	%*	0.67%	0.39	%(c)	0.44	%(b)	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.35	%*	0.35%	0.39	%(c)	0.44	%(b)	0.50%	0.50%
Ratio of net investment income to average net assets	3.34	%*	5.41%	4.80%		4.23%		3.12%	1.55%
Portfolio turnover rate	326%		486%	54%		135%		264%	249%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(c)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$11,269
Investments in Affiliates, at value	1,807
Repurchase agreements, at value	926
Cash	9,946
Deposits with counterparty	44
Foreign currency, at value	76
Receivable for investments sold	8,331
Receivable for Portfolio shares sold	59
Interest and dividends receivable	42
Dividends receivable from Affiliates	2
Variation margin receivable	744
Swap premiums paid	6
Unrealized appreciation on foreign currency contracts	25
Unrealized appreciation on swap agreements	1,947
35,224

Liabilities:
Payable for investments purchased	$3,566
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	230
Deposits from counterparty	1,950
Accrued investment advisory fee	6
Accrued supervisory and administrative fee	3
Accrued servicing fee	6
Variation margin payable	781
Swap premiums received	8
Unrealized depreciation on foreign currency contracts	53
Unrealized depreciation on swap agreements	433
7,038

Net Assets	$28,186

Net Assets Consist of:
Paid in capital	$109,930
Undistributed net investment income	754
Accumulated undistributed net realized (loss)	(81,485)
Net unrealized (depreciation)	(1,013)
$28,186

Net Assets:
Institutional Class	$432
Administrative Class	27,754

Shares Issued and Outstanding:
Institutional Class	69
Administrative Class	4,498

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$6.26
Administrative Class	6.17

Cost of Investments Owned	$13,632
Cost of Investments in Affiliates Owned	$1,807
Cost of Repurchase Agreements Owned	$926
Cost of Foreign Currency Held	$76

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$586
Dividends	27
Dividends from Affiliate investments	5
Total Income	618

Expenses:
Investment advisory fees	40
Supervisory and administrative fees	16
Servicing fees – Administrative Class	24
Interest expense	23
Total Expenses	103

Net Investment Income	515

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,597)
Net realized gain on Affiliate investments	2
Net realized (loss) on futures contracts, written options and swaps	(452)
Net realized (loss) on foreign currency transactions	(212)
Net change in unrealized appreciation on investments	1,792
Net change in unrealized appreciation on futures contracts, written options and swaps	1,381
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	158
Net Gain	1,072

Net Increase in Net Assets Resulting from Operations	$1,587

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

(Decrease) in Net Assets from:

Operations:
Net investment income	$515	$3,346
Net realized (loss)	(2,261)	(28,835)
Net realized gain on Affiliate investments	2	0
Net change in unrealized appreciation (depreciation)	3,331	(4,750)
Net increase (decrease) resulting from operations	1,587	(30,239)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(39)
Administrative Class	(364)	(4,188)

Total Distributions	(368)	(4,227)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	80	139
Administrative Class	1,259	3,812
Issued as reinvestment of distributions
Institutional Class	4	39
Administrative Class	364	4,188
Cost of shares redeemed
Institutional Class	(87)	(3,876)
Administrative Class	(11,310)	(15,876)
Net (decrease) resulting from Portfolio share transactions	(9,690)	(11,574)

Total (Decrease) in Net Assets	(8,471)	(46,040)

Net Assets:
Beginning of period	36,657	82,697
End of period*	$28,186	$36,657

*Including undistributed net investment income of:	$754	$607

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 12.8%

CIT Group, Inc.
1.170% due 02/13/2012	$100	$59

Citigroup Funding, Inc.
0.639% due 09/22/2009	200	198

Countrywide Financial Corp.
1.426% due 05/07/2012	100	91

Dexia Credit Local
1.262% due 09/23/2011	900	898

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	200	173
7.375% due 02/01/2011	100	91

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	500	76
3.005% due 07/18/2011 (a)	100	15

Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	800	799
2.625% due 05/11/2012	600	605

SLM Corp.
0.829% due 03/15/2011	100	86

Sun Life Financial Global Funding LP
0.755% due 07/06/2011	300	270

Wells Fargo & Co.
7.980% due 03/29/2049	300	249

		3,610

INDUSTRIALS 0.7%

Daimler Finance North America LLC
5.750% due 09/08/2011	100	102

Home Depot, Inc.
0.749% due 12/16/2009	100	100

		202

UTILITIES 2.4%

Pepco Holdings, Inc.
1.292% due 06/01/2010	300	294

Qwest Corp.
3.879% due 06/15/2013	300	270

Telecom Italia Capital S.A.
1.508% due 02/01/2011	100	96

		660

Total Corporate Bonds & Notes (Cost $4,964)		4,472

U.S. GOVERNMENT AGENCIES 4.3%

Freddie Mac
0.937% due 08/05/2011 (d)	833	833
5.500% due 08/15/2030	3	3
6.500% due 10/25/2043	349	372

Total U.S. Government Agencies (Cost $1,208)		1,208

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	662	660

Total U.S. Treasury Obligations (Cost $661)		660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.6%

Bear Stearns Adjustable Rate Mortgage Trust
5.088% due 02/25/2033	$37	$33

Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	108	83

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	1	1

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	154	58
2.340% due 02/25/2036	249	115
6.000% due 10/25/2033	161	156

CS First Boston Mortgage Securities Corp.
3.044% due 05/25/2032	48	45

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	87	79

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	93	77

Harborview Mortgage Loan Trust
0.403% due 01/19/2038	91	84
0.503% due 01/19/2038	286	122

Impac CMB Trust
1.074% due 10/25/2033	12	7

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	66	62

Morgan Stanley Capital I
0.380% due 10/15/2020	35	26

Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037	221	80
0.563% due 07/19/2035	103	65
0.594% due 02/25/2036	125	57

Thornburg Mortgage Securities Trust
0.439% due 06/25/2037	145	129

WaMu Mortgage Pass-Through Certificates
3.127% due 12/25/2046	704	299

Total Mortgage-Backed Securities (Cost $2,732)		1,578

ASSET-BACKED SECURITIES 3.8%

Asset-Backed Funding Certificates
0.374% due 10/25/2036	16	16

Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037	148	120

Chase Issuance Trust
0.359% due 04/15/2013	300	295

Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037	6	5
0.424% due 08/25/2036	328	234

HSBC Asset Loan Obligation
0.374% due 12/25/2036	340	300

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	27	16

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	5	3

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	19	18

Option One Mortgage Loan Trust
0.364% due 01/25/2037	25	24

Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036	71	40

Total Asset-Backed Securities (Cost $1,256)		1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

American International Group, Inc.
2.875% due 06/20/2011	CHF	100	$66

ASB Finance Ltd.
1.349% due 02/13/2012	EUR	200	257

SLM Corp.
4.750% due 03/17/2014	EUR	100	102

Total Foreign Currency-Denominated Issues (Cost $396)			425

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%

General Motors Corp.
5.250% due 03/06/2032		20,000	58

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		300	0

Total Convertible Preferred Stocks (Cost $363)			58

PREFERRED STOCKS 5.3%
BANKING & FINANCE 5.3%

DG Funding Trust
1.343% due 12/31/2049		173	1,496

Total Preferred Stocks (Cost $1,823)			1,496

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.4%

REPURCHASE AGREEMENTS 3.3%

State Street Bank and Trust Co.
0.010% due 07/01/2009		$926	926

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $945. Repurchase proceeds are $926.)

U.S. TREASURY BILLS 0.7%
0.115% due 07/02/2009 - 07/23/2009 (b)(d)		207	207

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.4%
		180,498	1,807

Total Short-Term Instruments (Cost $2,940)			2,940

PURCHASED OPTIONS (h) 0.3%
(Cost $22)			94

Total Investments 49.7% (Cost $16,365)			$14,002

Other Assets and Liabilities (Net) 50.3%			14,184

Net Assets 100.0%			$28,186

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $933 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $6,438 at a weighted average interest rate of 0.998%. On June 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $660 and cash of $44 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index September Futures	Short	09/2009	6	$8
S&P 500 Index September Futures	Long	09/2009	27	(145)

				$(137)

(g)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	2.750%	03/20/2014	2.335%	$200	$4	$0	$4
American Express Co.	DUB	2.060%	03/20/2013	2.406%	300	(4)	0	(4)
American International Group, Inc.	BOA	0.930%	12/20/2012	16.302%	100	(36)	0	(36)
American International Group, Inc.	RBS	0.780%	12/20/2012	16.302%	100	(36)	0	(36)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	DUB	0.850%	09/20/2009	2.632%	500	(2)	0	(2)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	2.416%	100	(5)	0	(5)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	2.416%	100	(5)	0	(5)
California State General Obligation Notes, Series 2005	GSC	0.530%	03/20/2018	2.950%	100	(11)	0	(11)
CIT Group, Inc.	BCLY	5.000%	03/20/2014	16.237%	100	(29)	(8)	(21)
CIT Group, Inc.	JPM	5.750%	03/20/2013	17.180%	100	(26)	0	(26)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%	100	2	2	0
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	300	(4)	0	(4)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	100	3	4	(1)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	4.336%	100	(1)	0	(1)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	3.899%	200	2	0	2
HSBC Finance Corp.	RBS	1.800%	03/20/2010	4.882%	100	(2)	0	(2)
MBIA, Inc.	BOA	2.800%	12/20/2012	37.168%	100	(57)	0	(57)
MBIA, Inc.	DUB	3.400%	12/20/2012	44.795%	100	(63)	0	(63)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.554%	100	(12)	0	(12)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.850%	100	(11)	0	(11)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.450%	100	(10)	0	(10)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	5.559%	100	(12)	0	(12)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	5.559%	100	(11)	0	(11)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	5.559%	300	(33)	0	(33)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	5.559%	400	(39)	0	(39)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	5.559%	100	(11)	0	(11)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	5.559%	100	(10)	0	(10)

						$(429)	$(2)	$(427)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$389	$5	$0	$5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	0	0	0

					$5	$0	$5

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	5,274	3-Month USD-LIBOR less 0.300%	$6,819	09/30/2009	MLP	$1,071
Receive	S&P 500 Index	10,822	3-Month USD-LIBOR less 0.070%	15,332	01/29/2010	MLP	865

							$1,936

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$2,300	$22	$94

(i)	Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	131	$1,800	$98
Sales	73	2,400	27
Closing Buys	(49)	(4,200)	(66)
Expirations	(155)	0	(59)
Exercised	0	0	0

Balance at 06/30/2009	0	$0	$0

(j)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	307	08/2009	HSBC	$11	$0	$11
Sell		307	08/2009	HSBC	1	0	1
Buy		115	08/2009	MLP	5	0	5
Sell		116	08/2009	MLP	0	0	0
Buy	CAD	44	08/2009	JPM	0	(2)	(2)
Buy	CNY	520	07/2009	BCLY	0	(4)	(4)
Sell		1,877	07/2009	BCLY	0	(4)	(4)
Sell		282	07/2009	CITI	0	(1)	(1)
Buy		1,556	07/2009	DUB	0	(13)	(13)
Sell		982	07/2009	DUB	0	(3)	(3)
Buy		1,045	07/2009	HSBC	2	(4)	(2)
Sell		234	07/2009	HSBC	0	(1)	(1)
Buy		714	07/2009	JPM	0	(4)	(4)
Sell		460	07/2009	JPM	0	(1)	(1)
Buy		511	09/2009	BCLY	1	0	1
Sell		511	09/2009	BCLY	0	(2)	(2)
Buy		493	09/2009	CITI	0	0	0
Sell		493	09/2009	CITI	0	(2)	(2)
Buy		416	09/2009	DUB	1	0	1
Sell		416	09/2009	DUB	0	0	0
Buy		277	09/2009	HSBC	1	0	1
Sell		277	09/2009	HSBC	0	0	0
Buy		84	09/2009	JPM	0	0	0
Sell		84	09/2009	JPM	0	0	0
Sell	EUR	335	07/2009	BCLY	0	(3)	(3)
Buy		87	07/2009	RBC	2	0	2
Buy		40	07/2009	RBS	0	0	0
Sell	GBP	85	07/2009	CITI	0	(8)	(8)
Buy		15	07/2009	RBS	1	0	1
Sell		114	07/2009	RBS	0	0	0
Buy	JPY	1,265	07/2009	BNP	0	0	0
Buy		1,265	07/2009	RBS	0	0	0
Buy	SGD	29	07/2009	HSBC	0	0	0
Sell		29	07/2009	HSBC	0	(1)	(1)

					$25	$(53)	$(28)

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2009
Corporate Bonds & Notes	$0	$4,472	$0	$4,472
Mortgage-Backed Securities	0	1,578	0	1,578
Preferred Stocks	0	1,496	0	1,496
Short-Term Instruments	1,807	1,133	0	2,940
Other Investments ++	0	3,516	0	3,516

Investments, at value	$1,807	$12,195	$0	$14,002

Financial Derivative Instruments +++	$(137)	$1,486	$0	$1,349

Total	$1,670	$13,681	$0	$15,351

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$192	$(200)	$1	$0	$7	$0	$0

Investments, at value	$192	$(200)	$1	$0	$7	$0	$0

Financial Derivative Instruments +++	$52	$0	$0	$0	$(52)	$0	$0

Total	$244	$(200)	$1	$0	$(45)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$94	$0	$0	$0	$0	$94
Variation margin receivable ^^	0	0	0	8	0	8
Unrealized appreciation on foreign currency contracts	0	25	0	0	0	25
Unrealized appreciation on swap agreements	0	0	11	1,936	0	1,947

	$94	$25	$11	$1,944	$0	$2,074

Liabilities:
Variation margin payable ^^	$0	$0	$0	$145	$0	$145
Unrealized depreciation on foreign currency contracts	0	53	0	0	0	53
Unrealized depreciation on swap agreements	0	0	433	0	0	433

	$0	$53	$433	$145	$0	$631

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$12	$0	$0	$(29)	$0	$(17)
Net realized (loss) on futures contracts, written options and swaps	(310)	0	(1,517)	1,375	0	(452)
Net realized (loss) on foreign currency transactions	0	(135)	0	0	0	(135)

	$(298)	$(135)	$(1,517)	$1,346	$0	$(604)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(250)	$0	$0	$17	$0	$(233)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,128	0	1,365	(1,112)	0	1,381
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	158	0	0	0	158

	$878	$158	$1,365	$(1,095)	$0	$1,306

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or

Semiannual Report	June 30, 2009	15

Notes to Financial Statements (Cont.)

adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or

Semiannual Report	June 30, 2009	17

Notes to Financial Statements (Cont.)

losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$721	$15,686

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
StocksPLUS® Growth and Income Portfolio	$ 0	$ 26,005	$24,200	$0	$1,807	$5	$2

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$77,220	$84,208	$36,937	$52,322

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	14	$80	16	$139
Administrative Class	222	1,259	444	3,812
Issued as reinvestment of distributions
Institutional Class	1	4	4	39
Administrative Class	66	364	469	4,188
Cost of shares redeemed
Institutional Class	(15)	(87)	(361)	(3,876)
Administrative Class	(1,932)	(11,310)	(1,849)	(15,876)
Net (decrease) resulting from Portfolio share transactions	(1,644)	$(9,690)	(1,277)	$(11,574)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	5	87

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO)

and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases,

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$243	$(2,606)	$(2,363)

13.  SUBSEQUENT EVENTS

The Portfolio was liquidated on July 17, 2009. In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Administrative

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust Total Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	64.2%
Corporate Bonds & Notes	17.1%
Short-Term Instruments	5.0%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	3.8%
Other	5.7%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Since Inception (12/31/97)
PIMCO Total Return Portfolio Administrative Class	7.06%	9.80%	6.28%	6.54%	6.26%
Barclays Capital U.S. Aggregate Index±	1.90%	6.05%	5.01%	5.98%	5.82%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.88% for Administrative Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,070.56	$1,020.58
Expenses Paid During Period†	$4.36	$4.26

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark U.S. duration detracted from returns as the ten-year U.S. Treasury yield rose during the period.

»	A curve-steepening strategy in the U.S. benefited performance as the yield curve steepened, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities (“MBS”) added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»	An overweight to corporate securities, with a focus on financials, added to performance as corporates outperformed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, particularly in the U.K. and Europe, detracted from returns as yields increased in these regions.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Administrative Class
Net asset value beginning of year or period	$10.31	$10.49	$10.12	$10.24	$10.51	$10.36
Net investment income (a)	0.29	0.46	0.49	0.44	0.35	0.19
Net realized/unrealized gain (loss) on investments	0.43	0.03	0.37	(0.06)	(0.09)	0.31
Total income from investment operations	0.72	0.49	0.86	0.38	0.26	0.50
Dividends from net investment income	(0.32)	(0.47)	(0.49)	(0.45)	(0.36)	(0.20)
Distributions from net realized capital gains	0.00	(0.20)	0.00	(0.05)	(0.17)	(0.15)
Total distributions	(0.32)	(0.67)	(0.49)	(0.50)	(0.53)	(0.35)
Net asset value end of year or period	$10.71	$10.31	$10.49	$10.12	$10.24	$10.51
Total return	7.06%	4.79%	8.74%	3.84%	2.45%	4.89%
Net assets end of year or period (000s)	$4,494,941	$4,057,408	$3,893,715	$3,114,697	$2,704,383	$2,352,679
Ratio of expenses to average net assets	0.85%*	0.88%	0.83%	0.67%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	5.53%*	4.38%	4.78%	4.36%	3.38%	1.79%
Portfolio turnover rate	128%	355%	298%	303%	344%	373%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$5,954,057
Investments in Affiliates, at value	58,104
Repurchase agreements, at value	257,919
Cash	5,075
Foreign currency, at value	8,787
Receivable for investments sold	1,198,638
Receivable for investments sold on a delayed-delivery basis	10,111
Receivable for Portfolio shares sold	145,998
Interest and dividends receivable	35,084
Dividends receivable from Affiliates	13
Variation margin receivable	48
Swap premiums paid	3,424
Unrealized appreciation on foreign currency contracts	1,966
Unrealized appreciation on swap agreements	34,179
7,713,403

Liabilities:
Payable for reverse repurchase agreements	$914,105
Payable for investments purchased	1,613,192
Payable for investments in Affiliates purchased	13
Payable for investments purchased on a delayed-delivery basis	214,086
Payable for Portfolio shares redeemed	9,225
Payable for short sales	112,491
Written options outstanding	207
Dividends payable	2,350
Deposits from counterparty	35,734
Accrued investment advisory fee	924
Accrued supervisory and administrative fee	924
Accrued distribution fee	36
Accrued servicing fee	469
Variation margin payable	661
Swap premiums received	6,611
Unrealized depreciation on foreign currency contracts	5,308
Unrealized depreciation on swap agreements	12,623
2,928,959

Net Assets	$4,784,444

Net Assets Consist of:
Paid in capital	$4,599,327
Undistributed net investment income	32,669
Accumulated undistributed net realized gain	119,483
Net unrealized appreciation	32,965
$4,784,444

Net Assets:
Institutional Class	$165,387
Administrative Class	4,494,941
Advisor Class	124,116

Shares Issued and Outstanding:
Institutional Class	15,440
Administrative Class	419,636
Advisor Class	11,587

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.71
Administrative Class	10.71
Advisor Class	10.71

Cost of Investments Owned	$5,967,737
Cost of Investments in Affiliates Owned	$58,104
Cost of Repurchase Agreements Owned	$257,919
Cost of Foreign Currency Held	$8,692
Proceeds Received on Short Sales	$112,534
Premiums Received on Written Options	$575

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$140,724
Dividends	62
Dividends from Affiliate investments	72
Miscellaneous income	14
Total Income	140,872

Expenses:
Investment advisory fees	5,487
Supervisory and administrative fees	5,487
Servicing fees – Administrative Class	3,095
Distribution and/or servicing fees – Advisor Class	129
Trustees’ fees	32
Interest expense	4,447
Total Expenses	18,677
Net Expenses	18,677

Net Investment Income	122,195

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,801
Net realized gain on Affiliate investments	33
Net realized gain on futures contracts, written options and swaps	10,384
Net realized (loss) on foreign currency transactions	(6,718)
Net change in unrealized appreciation on investments	86,068
Net change in unrealized appreciation on futures contracts, written options and swaps	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,045
Net Gain	180,235

Net Increase in Net Assets Resulting from Operations	$302,430

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$122,195	$193,387
Net realized gain	34,467	226,397
Net realized gain on Affiliate investments	33	0
Net change in unrealized appreciation (depreciation)	145,735	(220,889)
Net increase resulting from operations	302,430	198,895

Distributions to Shareholders:
From net investment income
Institutional Class	(5,007)	(9,778)
Administrative Class	(126,740)	(185,493)
Advisor Class	(3,149)	(2,294)
From net realized capital gains
Institutional Class	0	(3,026)
Administrative Class	0	(79,740)
Advisor Class	0	(1,414)

Total Distributions	(134,896)	(281,745)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	43,452	74,836
Administrative Class	1,160,698	1,343,001
Advisor Class	76,431	62,477
Issued as reinvestment of distributions
Institutional Class	5,005	12,803
Administrative Class	112,230	234,388
Advisor Class	3,149	3,708
Cost of shares redeemed
Institutional Class	(45,756)	(134,610)
Administrative Class	(992,371)	(1,335,400)
Advisor Class	(34,902)	(23,085)
Net increase resulting from Portfolio share transactions	327,936	238,118

Total Increase in Net Assets	495,470	155,268

Net Assets:
Beginning of period	4,288,974	4,133,706
End of period*	$4,784,444	$4,288,974

*Including undistributed net investment income of:	$32,669	$45,370

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
2.069% due 03/29/2016	$2,844	$2,731
2.250% due 03/29/2016	8	7

Daimler Finance North America LLC
4.320% due 08/03/2012	17,685	16,469

Fresenius Medical Care Capital Trust
1.972% due 03/31/2013	360	346
1.985% due 03/22/2013	71	68
2.514% due 03/22/2013	14	14

HCA, Inc.
1.848% due 11/18/2012	3,124	2,845

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	40	28
3.821% due 10/10/2014	3,888	2,788

Total Bank Loan Obligations (Cost $27,160)		25,296

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 17.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	6,004

American Express Bank FSB
0.375% due 10/20/2009	6,800	6,800
6.000% due 09/13/2017	3,900	3,563

American Express Centurion Bank
0.375% due 09/22/2009	400	399
0.377% due 03/23/2010	11,600	11,375
5.550% due 10/17/2012	9,840	9,841
6.000% due 09/13/2017	3,900	3,563

American Express Co.
7.000% due 03/19/2018	200	195

American Express Credit Corp.
0.381% due 11/09/2009	6,700	6,655
0.478% due 06/16/2011	500	466
0.496% due 12/02/2010	200	191

American International Group, Inc.
1.217% due 10/18/2011	100	65
4.950% due 03/20/2012	1,700	1,157
5.050% due 10/01/2015	1,800	972
5.450% due 05/18/2017	400	211
6.250% due 03/15/2037	2,100	551
8.175% due 05/15/2058	3,000	856
8.250% due 08/15/2018	12,000	7,071

ANZ National International Ltd.
6.200% due 07/19/2013	7,400	7,632

Bank of America Corp.
0.813% due 09/18/2009	6,100	6,089
1.127% due 11/06/2009	3,900	3,893
1.213% due 08/15/2016	2,800	2,199
2.375% due 06/22/2012	6,500	6,572
6.000% due 09/01/2017	7,000	6,374

Bank of America N.A.
6.000% due 10/15/2036	2,100	1,686

Bank of Scotland PLC
0.689% due 12/08/2010	6,300	6,003
1.152% due 07/17/2009	10,400	10,394

Barclays Bank PLC
5.450% due 09/12/2012	40,000	41,747
6.050% due 12/04/2017	16,800	14,591

Bear Stearns Cos. LLC
0.842% due 08/21/2009	17,400	17,413
0.974% due 05/18/2010	12,200	12,185
1.093% due 08/15/2011	900	877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.507% due 07/19/2010	$10,400	$10,411
6.400% due 10/02/2017	27,900	27,994

BNP Paribas
5.186% due 06/29/2049	15,600	10,166

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	2,204

Caelus Re Ltd.
6.918% due 06/07/2011	2,700	2,456

CIT Group, Inc.
0.974% due 08/17/2009	7,100	6,901

Citibank N.A.
1.625% due 03/30/2011	5,100	5,143

Citigroup Capital XXI
8.300% due 12/21/2077	19,500	15,230

Citigroup Funding, Inc.
2.036% due 05/07/2010	16,800	16,457

Citigroup, Inc.
0.631% due 12/28/2009	5,300	5,250
0.749% due 03/16/2012	5,500	4,998
0.902% due 06/09/2016	13,100	9,327
2.125% due 04/30/2012	3,100	3,116
5.300% due 10/17/2012	2,200	2,124
5.500% due 08/27/2012	5,500	5,335
5.500% due 04/11/2013	40,900	38,378
5.625% due 08/27/2012	4,400	4,123
5.850% due 07/02/2013	1,400	1,326
6.000% due 02/21/2012	3,789	3,749
6.125% due 05/15/2018	3,000	2,628
6.125% due 08/25/2036	15,000	11,189

Countrywide Financial Corp.
4.500% due 06/15/2010	2,400	2,377
5.800% due 06/07/2012	10,300	10,373

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	2,100	2,107
5.625% due 07/15/2009	100	100

Credit Agricole S.A.
0.714% due 05/28/2010	6,800	6,765

DBS Bank Ltd.
1.074% due 05/16/2017	1,000	878

Deutsche Bank AG
6.000% due 09/01/2017	24,600	25,135

Dexia Credit Local
1.262% due 09/23/2011	15,200	15,161

DnB NOR Bank ASA
1.209% due 10/13/2009	5,700	5,665

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	965
7.250% due 10/25/2011	200	173
7.375% due 10/28/2009	5,000	4,958
7.375% due 02/01/2011	200	181
7.875% due 06/15/2010	600	570
8.625% due 11/01/2010	400	376

General Electric Capital Corp.
0.655% due 10/06/2010	800	786
0.953% due 08/15/2011	600	568
1.122% due 10/26/2009	600	600
1.177% due 01/20/2010	4,800	4,773
1.800% due 03/11/2011	2,200	2,221
3.000% due 12/09/2011	21,200	21,884
5.875% due 01/14/2038	8,100	6,422
6.375% due 11/15/2067	12,200	8,151

GMAC LLC
6.000% due 12/15/2011	1,100	924

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	17,300	16,808
6.250% due 09/01/2017	14,900	14,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
5.375% due 11/29/2049	$5,100	$2,467

HSBC Finance Corp.
1.162% due 10/21/2009	4,500	4,487

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,250
6.500% due 09/15/2037	2,900	2,811

JPMorgan Chase & Co.
1.026% due 05/07/2010	9,700	9,687
6.000% due 01/15/2018	3,900	3,881

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,799

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	956

KeyBank N.A.
2.906% due 06/02/2010	10,300	10,002

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	15,260	2,327
2.911% due 08/21/2009 (a)	10,600	1,617
2.950% due 05/25/2010 (a)	5,200	793
3.005% due 07/18/2011 (a)	4,800	732
3.053% due 11/10/2009 (a)	4,500	686
5.625% due 01/24/2013 (a)	3,800	594
6.875% due 05/02/2018 (a)	3,200	528

Lloyds Banking Group PLC
5.920% due 09/29/2049	1,100	391

Longpoint Re Ltd.
5.874% due 05/08/2010	2,900	2,819

Merrill Lynch & Co., Inc.
0.726% due 12/04/2009	7,300	7,287
0.996% due 08/14/2009	6,200	6,200
1.292% due 07/25/2011	8,500	7,875
6.150% due 04/25/2013	10,000	10,026
6.875% due 04/25/2018	17,800	16,501

MetLife, Inc.
6.400% due 12/15/2066	1,700	1,219

Metropolitan Life Global Funding I
0.894% due 05/17/2010	15,200	15,079
5.125% due 11/09/2011	8,200	8,482

Morgan Stanley
1.221% due 01/15/2010	8,200	8,135
3.006% due 05/14/2010	20,700	20,645
5.950% due 12/28/2017	10,600	10,188

Mystic Re Ltd.
10.668% due 06/07/2011	2,200	2,049

National Australia Bank Ltd.
0.688% due 09/11/2009	5,300	5,296
5.350% due 06/12/2013	6,100	6,290

National Westminster Bank PLC
7.375% due 10/01/2009	12,935	12,795

Osiris Capital PLC
6.131% due 01/15/2010	3,100	3,056

Petroleum Export Ltd.
5.265% due 06/15/2011	529	510

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,194

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	1,200	1,140

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	907

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	8,819

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	$10,900	$10,832

SLM Corp.
1.322% due 10/25/2011	200	162

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,298

State Street Capital Trust III
8.250% due 03/15/2042	6,800	5,748

State Street Capital Trust IV
1.629% due 06/01/2077	1,000	580

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,113

UBS AG
5.750% due 04/25/2018	4,600	4,196
5.875% due 12/20/2017	4,700	4,384

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	311

USB Capital IX
6.189% due 04/15/2049	900	608

Wachovia Corp.
0.718% due 12/01/2009	4,400	4,392
0.749% due 03/15/2011	10,400	10,040
1.261% due 10/15/2011	8,100	7,698
5.500% due 05/01/2013	8,300	8,584
5.750% due 02/01/2018	16,900	16,625

Wells Fargo & Co.
0.729% due 09/15/2009	915	916

ZFS Finance USA Trust I
5.875% due 05/09/2062	4,400	3,191

		834,980

INDUSTRIALS 3.4%

Amgen, Inc.
6.150% due 06/01/2018	1,200	1,307

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,681
6.450% due 09/15/2037	2,400	2,667

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,158

CODELCO, Inc.
6.150% due 10/24/2036	700	689

Comcast Corp.
1.439% due 07/14/2009	7,700	7,702
5.875% due 02/15/2018	1,700	1,726
6.450% due 03/15/2037	1,700	1,679

Daimler Finance North America LLC
1.466% due 08/03/2009	6,300	6,281

Dell, Inc.
5.650% due 04/15/2018	11,200	11,397

El Paso Corp.
7.800% due 08/01/2031	900	738
7.875% due 06/15/2012	3,000	2,958
9.625% due 05/15/2012	800	810

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,008
7.343% due 04/11/2013	1,700	1,649
8.146% due 04/11/2018	6,700	6,130

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,552

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	23,532

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
4.950% due 04/15/2013	$13,100	$13,734
5.750% due 04/15/2018	12,900	13,631

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	13,708

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,313

Time Warner, Inc.
1.150% due 11/13/2009	6,600	6,585

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,853

United Airlines, Inc.
6.071% due 03/01/2013	146	144
8.030% due 01/01/2013 (a)	465	461

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,262

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,317
6.875% due 11/21/2036	1,300	1,240

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,001

		162,015

UTILITIES 1.6%

AT&T, Inc.
1.116% due 02/05/2010	3,600	3,603
4.950% due 01/15/2013	5,200	5,414
5.500% due 02/01/2018	5,200	5,200
6.300% due 01/15/2038	3,600	3,486

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,867

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,089
6.000% due 12/01/2012	6,500	6,509

Korea Electric Power Corp.
5.125% due 04/23/2034	90	83

NGPL PipeCo. LLC
6.514% due 12/15/2012	5,800	6,086

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,141

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	641

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,184

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,576

		74,879

Total Corporate Bonds & Notes (Cost $1,137,439)		1,071,874

CONVERTIBLE BONDS & NOTES 0.3%

National City Corp.
4.000% due 02/01/2011	12,900	12,739

Total Convertible Bonds & Notes (Cost $11,204)		12,739

MUNICIPAL BONDS & NOTES 3.4%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041	2,550	2,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	$3,700	$4,098

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	12,095

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	6,300	6,189

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	17,404

Garden State, New Jersey Preservation Trust Revenue Bonds, (FSA Insured), Series 2003
5.500% due 11/01/2014	7,725	8,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	758

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	719

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,237

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,571

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	28,557

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	10,000	9,822

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	10,000	9,650

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.847% due 06/15/2031	5,130	5,414

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	70

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	6,200	6,227

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	4,185	3,637

Southern California State Metropolitan Water District Revenue Bonds, Series 2007
5.000% due 07/01/2024	7,100	7,467

Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	359

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031	3,390	3,818

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.813% due 02/01/2027	2,575	2,822
9.902% due 10/01/2031	6,240	6,925

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	$6,600	$6,454

Total Municipal Bonds & Notes (Cost $149,528)		161,866

U.S. GOVERNMENT AGENCIES 84.1%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	12,209	10,873
0.664% due 03/25/2044	4,167	3,929
2.638% due 06/01/2043 - 07/01/2044	4,407	4,374
2.838% due 09/01/2040	20	20
4.000% due 10/01/2018	302	309
4.042% due 01/01/2025	21	21
4.187% due 10/01/2032	1,171	1,173
4.308% due 11/01/2035	220	222
4.500% due 03/01/2023 - 04/01/2035	5,399	5,496
4.631% due 05/25/2035	954	954
4.647% due 12/01/2036	1,814	1,826
4.721% due 04/01/2035	3,323	3,401
4.752% due 04/01/2035	2,086	2,153
4.805% due 08/01/2035	4,034	4,147
4.845% due 09/01/2034 - 09/01/2039	1,770	1,781
5.000% due 02/25/2017 - 07/01/2039	425,114	434,824
5.051% due 09/01/2035	1,634	1,700
5.145% due 11/01/2025	1	1
5.154% due 08/01/2035	1,695	1,766
5.500% due 04/01/2014 - 07/01/2039	652,727	675,466
5.500% due 11/01/2034 (h)	27,664	28,684
5.500% due 07/01/2036 - 09/01/2038 (g)	687,817	712,324
5.500% due 06/01/2038 (e)	77,878	80,494
6.000% due 04/01/2016 - 07/01/2039	1,029,378	1,078,088
6.000% due 12/01/2036 (h)	27,610	28,926
6.000% due 10/01/2038 (g)	212,691	222,632
6.500% due 06/01/2029 - 07/01/2039	34,570	36,826
7.000% due 04/25/2023 - 06/01/2032	2,269	2,468

Federal Home Loan Bank
3.375% due 06/24/2011	1,400	1,453

Federal Housing Administration
7.430% due 01/25/2023	47	47

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	40,692	39,872
0.619% due 05/15/2036	4,099	3,960
0.702% due 03/09/2011 (e)	4,771	4,789
0.769% due 11/15/2030	25	25
0.819% due 09/15/2030	21	21
0.926% due 05/04/2011 (e)	2,210	2,216
0.937% due 08/05/2011 (e)	69,500	69,525
1.125% due 06/01/2011	8,800	8,789
1.625% due 04/26/2011	6,200	6,251
2.639% due 02/25/2045	540	514
4.204% due 07/01/2027	1	1
4.500% due 04/01/2018 - 10/01/2018	1,619	1,676
4.751% due 07/01/2030	1	1
4.895% due 01/01/2028	1	1
5.000% due 04/01/2018 - 08/01/2039	238,557	242,933
5.250% due 07/18/2011	800	864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2034 - 01/01/2039	$107,150	$110,748
5.500% due 02/01/2038 (g)	117,689	121,642
6.000% due 07/01/2016 - 07/01/2039	47,614	49,748
6.500% due 03/01/2013 - 10/01/2037	604	643
7.000% due 06/15/2023	1,286	1,404
7.500% due 07/15/2030 - 03/01/2032	202	218
8.500% due 08/01/2024	12	13

Ginnie Mae
0.815% due 09/20/2030	17	17
0.918% due 02/16/2030	183	183
3.750% due 02/20/2032	421	426
4.125% due 10/20/2029 - 11/20/2029	164	167
4.375% due 02/20/2027	4	3
4.625% due 07/20/2030	8	8
5.375% due 04/20/2026 - 05/20/2030	73	76
5.500% due 04/15/2033 - 09/15/2033	400	416
6.000% due 02/15/2038 - 11/15/2038	8,744	9,123
6.500% due 03/15/2031 - 04/15/2032	147	158

Small Business Administration
5.130% due 09/01/2023	58	61
6.030% due 02/01/2012	1,911	1,999
6.290% due 01/01/2021	131	140
6.344% due 08/01/2011	144	150
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	526	576
8.017% due 02/10/2010	39	40

Total U.S. Government Agencies (Cost $3,919,274)		4,025,780

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015 (g)	24,348	24,226
1.625% due 01/15/2018	13,852	13,705
1.750% due 01/15/2028 (g)	8,651	8,165
1.875% due 07/15/2015 (g)	52,748	53,308
2.000% due 01/15/2014	12,587	12,871
2.000% due 01/15/2016 (g)	11,066	11,228
2.375% due 04/15/2011	13,447	13,850
2.375% due 01/15/2025 (g)	55,767	57,266
2.500% due 01/15/2029	18,982	20,139
2.625% due 07/15/2017	16,781	17,867

U.S. Treasury Notes
0.875% due 04/30/2011 (h)	5,368	5,354
0.875% due 05/31/2011 (h)	2,400	2,392

Total U.S. Treasury Obligations (Cost $237,151)		240,371

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,386	1,881

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	331	330
4.875% due 06/10/2039	27	27
5.451% due 01/15/2049	11,600	8,686
5.929% due 05/10/2045	6,400	5,356
5.935% due 02/10/2051	3,200	2,590

Banc of America Funding Corp.
3.781% due 05/25/2035	3,791	3,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	$4,136	$3,431
6.500% due 10/25/2031	660	649
6.500% due 09/25/2033	305	289

Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030	5	4
4.179% due 07/25/2034	3,104	2,476
4.740% due 10/25/2035	9,835	9,488
4.808% due 11/25/2034	2,591	2,147
4.965% due 01/25/2035	3,207	2,708
5.021% due 04/25/2033	774	693
5.063% due 11/25/2034	7,725	6,489
5.088% due 02/25/2033	100	90
5.409% due 01/25/2034	1,589	1,281
5.609% due 02/25/2033	172	160

Bear Stearns Alt-A Trust
5.362% due 05/25/2035	5,116	3,319
5.490% due 09/25/2035	3,051	1,658

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	812
5.471% due 01/12/2045	2,800	2,333
5.700% due 06/11/2050	9,400	7,493
5.703% due 06/11/2050	8,600	7,695

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	6,246	3,452
5.714% due 12/26/2046	3,673	2,238

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	36	31

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,419	1,147

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,222

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	3,587

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	4,546	1,709

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	9,415	7,495
4.786% due 11/25/2034	5,261	3,998
5.250% due 02/20/2036	1,608	1,093
5.750% due 05/25/2033	156	154

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	646

CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032	22	18

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	3,727	3,071
0.394% due 01/25/2047	4,148	3,150

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	3,299	2,497

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	342
5.317% due 06/10/2036	915	847
5.444% due 03/10/2039	4,400	3,519

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	7,096	6,088
5.396% due 08/10/2038	905	809
5.993% due 08/10/2045	6,300	4,779

GSR Mortgage Loan Trust
4.469% due 09/25/2035	16,416	13,827
5.241% due 11/25/2035	6,697	5,217

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.403% due 01/19/2038	$3,587	$3,316
0.503% due 01/19/2038	11,299	4,830
0.533% due 05/19/2035	1,009	452
5.143% due 07/19/2035	4,406	2,564

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	1,355	1,272

Indymac ARM Trust
3.708% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	2,055	1,914

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	5,232
5.420% due 01/15/2049	20,956	15,485
5.882% due 02/15/2051	2,300	1,729
6.007% due 06/15/2049	300	256

JPMorgan Mortgage Trust
5.012% due 02/25/2035	4,308	3,770

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	773	684

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	10,991
5.485% due 03/12/2051	5,500	3,705

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,889	1,561

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	211	204

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	794	548
1.314% due 10/25/2035	1,446	1,153

Morgan Stanley Capital I
0.380% due 10/15/2020	1,723	1,278
4.050% due 01/13/2041	302	306
5.809% due 12/12/2049	600	459
6.076% due 06/11/2049	3,100	2,344

Prime Mortgage Trust
0.714% due 02/25/2019	119	112
0.714% due 02/25/2034	727	589

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	614	618

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,058

Structured Adjustable Rate Mortgage Loan Trust
5.497% due 07/25/2035	1,277	875

Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035	6,178	3,889
0.973% due 09/19/2032	118	89

Structured Asset Securities Corp.
4.093% due 07/25/2032	12	9
4.687% due 02/25/2032	18	16

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	3,670	3,299

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	8,092	5,959
0.409% due 09/15/2021	17,864	12,874
5.308% due 11/15/2048	2,000	1,533
5.509% due 04/15/2047	3,200	2,132

WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045	1,139	598
2.540% due 11/25/2042	606	350
2.740% due 08/25/2042	1,393	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	$6,663	$5,578
4.950% due 03/25/2036	6,456	4,568
4.981% due 12/25/2034	4,982	4,443

Total Mortgage-Backed Securities (Cost $326,987)		260,778

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.364% due 12/25/2036	1,000	735

Amortizing Residential Collateral Trust
0.584% due 06/25/2032	239	111

Asset-Backed Funding Certificates
0.374% due 11/25/2036	1,143	1,093
0.374% due 01/25/2037	1,513	1,250

Bear Stearns Asset-Backed Securities Trust
0.394% due 10/25/2036	1,084	961
0.404% due 06/25/2047	2,144	1,630

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	1,493	1,413
0.364% due 12/25/2046	187	183
0.364% due 05/25/2047	1,485	1,352

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	1,856	1,518

EMC Mortgage Loan Trust
0.684% due 05/25/2040	492	344

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	2,675	2,520

Fremont Home Loan Trust
0.374% due 01/25/2037	2,010	1,304

HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034	5,923	4,104

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	1,106	670

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	807	766

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	380	353
0.374% due 03/25/2047	4,119	2,965

Lehman XS Trust
0.384% due 05/25/2046	6	6

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	156	100

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	1,422	1,320

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	499	496

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	761	714
0.364% due 10/25/2036	564	525

Nelnet Student Loan Trust
0.669% due 12/22/2016	6,256	6,198

Park Place Securities, Inc.
0.626% due 10/25/2034	2,583	1,930

Residential Asset Securities Corp.
0.384% due 11/25/2036	617	609

Saxon Asset Securities Trust
0.374% due 10/25/2046	370	356

SBI HELOC Trust
0.484% due 08/25/2036	1,175	1,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		$4,604	$2,873

SLM Student Loan Trust
1.092% due 10/25/2016		3,832	3,819

Structured Asset Securities Corp.
0.364% due 10/25/2036		2,039	1,863
0.604% due 01/25/2033		73	52

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		168	165

Total Asset-Backed Securities (Cost $54,679)			45,355

SOVEREIGN ISSUES 0.6%

China Development Bank Corp.
5.000% due 10/15/2015		900	932

Export-Import Bank of China
4.875% due 07/21/2015		900	938

Korea Development Bank
1.317% due 04/03/2010		25,000	24,478

South Africa Government International Bond
5.875% due 05/30/2022		500	460

Total Sovereign Issues (Cost $27,287)			26,808

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,223

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	970

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	7,900	11,206

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	19,609

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	200
5.316% due 04/05/2011 (a)		10	2

MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	700	823

SLM Corp.
1.531% due 11/15/2011	EUR	1,000	1,101

Wachovia Corp.
1.449% due 02/13/2014		5,200	6,315
1.465% due 08/01/2011		400	531

Total Foreign Currency-Denominated Issues (Cost $54,610)			42,980

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

General Motors Corp.
5.250% due 03/06/2032		316,000	910

Total Convertible Preferred Stocks (Cost $988)			910

PREFERRED STOCKS 0.2%

DG Funding Trust
1.343% due 12/31/2049		1,239	10,717

Total Preferred Stocks (Cost $13,056)			10,717

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS 5.4%

Barclays Capital, Inc.
0.020% due 07/01/2009	$26,000	$26,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $26,916. Repurchase proceeds are $26,000.)

Goldman Sachs & Co.
0.050% due 07/01/2009	22,700	22,700
(Dated 06/30/2009. Collateralized by Fannie Mae 4.000% due 06/01/2024 valued at $23,262. Repurchase proceeds are $22,700.)
0.250% due 07/13/2009	145,000	145,000
(Dated 06/25/2009. Collateralized by Fannie Mae 6.000% due 10/01/2038 valued at $145,679. Repurchase proceeds are $145,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.170% due 07/08/2009	$64,219	$64,219
(Dated 06/08/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2016 - 01/15/2025 valued at $68,533. Repurchase proceeds are $64,219.)

		257,919

U.S. TREASURY BILLS 0.0%
0.178% due 07/09/2009 - 12/24/2009 (b)(f)(h)	629	629

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.2%
	5,805,191	58,104

Total Short-Term Instruments (Cost $316,652)		316,652

MARKET VALUE (000S)
PURCHASED OPTIONS (j) 0.6%
(Cost $7,745)	$27,954

Total Investments 131.1% (Cost $6,283,760)	$6,270,080

Written Options (k) (0.0%) (Premiums $575)	(207)

Other Assets and Liabilities (Net) (31.1%)	(1,485,429)

Net Assets 100.0%	$4,784,444

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $11,053 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $150 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $1,427,856 at a weighted average interest rate of 0.628%. On June 30, 2009, securities valued at $954,437 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $9,088 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	117	$105
90-Day Euribor March Futures	Long	03/2010	205	283
90-Day Eurodollar December Futures	Long	12/2009	2,322	9,047
90-Day Eurodollar December Futures	Long	12/2010	855	(597)
90-Day Eurodollar June Futures	Long	06/2010	749	471
90-Day Eurodollar March Futures	Long	03/2010	1,028	6,416
90-Day Eurodollar September Futures	Long	09/2009	1,980	11,593
90-Day Eurodollar September Futures	Long	09/2010	119	284
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	449
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	122	(102)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	122	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	62	39
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	60	(78)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	122	(60)

				$27,838

(i)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	16.024%	$1,100	$(386)	$0	$(386)
American International Group, Inc.	DUB	5.000%	12/20/2013	15.312%	9,700	(2,734)	(873)	(1,861)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	2.416%	3,900	(205)	0	(205)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	2,000	26	0	26
El Paso Corp.	CITI	5.000%	06/20/2012	6.705%	900	(38)	(45)	7
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	10.284%	2,500	(377)	0	(377)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.284%	500	(55)	0	(55)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	500	(79)	0	(79)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	10.284%	2,500	(392)	0	(392)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.284%	500	(55)	0	(55)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.284%	$1,500	$(171)	$0	$(171)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	2,900	(87)	0	(87)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	3,400	(117)	0	(117)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	600	(26)	0	(26)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	9,600	(124)	0	(124)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	2,200	(96)	0	(96)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	400	(8)	0	(8)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	800	(33)	0	(33)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	4.022%	2,000	39	(97)	136
General Electric Capital Corp.	CITI	3.850%	03/20/2014	4.336%	5,000	(89)	0	(89)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	3,500	(118)	0	(118)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	4.048%	1,000	(44)	0	(44)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	1,600	(89)	0	(89)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	11,100	183	0	183
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	1,000	(14)	0	(14)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	700	(31)	0	(31)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	4.022%	10,000	194	(500)	694
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,300	(8)	0	(8)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	2,500	(400)	0	(400)
GMAC LLC	CITI	3.720%	09/20/2012	10.203%	2,500	(395)	0	(395)
GMAC LLC	DUB	3.200%	09/20/2012	10.203%	2,000	(342)	0	(342)
GMAC LLC	JPM	3.250%	09/20/2012	10.203%	2,500	(424)	0	(424)
GMAC LLC	JPM	3.670%	09/20/2012	10.203%	2,500	(398)	0	(398)
GMAC LLC	JPM	3.750%	09/20/2012	10.203%	1,000	(157)	0	(157)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	3,200	(416)	0	(416)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	5,400	(141)	0	(141)
JSC Gazprom	JPM	0.970%	10/20/2012	4.963%	700	(81)	0	(81)
JSC Gazprom	JPM	1.020%	10/20/2012	4.963%	700	(79)	0	(79)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	2,000	(160)	0	(160)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	700	(56)	0	(56)
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%	1,200	(79)	0	(79)
Panama Government International Bond	CSFB	1.200%	02/20/2017	2.199%	400	(23)	0	(23)
Panama Government International Bond	JPM	0.730%	01/20/2012	1.532%	1,000	(17)	0	(17)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	1,200	(64)	0	(64)
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	2,000	(207)	(270)	63
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	11,300	(1,171)	(1,610)	439
Wells Fargo & Co	DUB	1.520%	03/20/2013	1.568%	2,700	(3)	0	(3)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	700	(13)	(18)	5

						$(9,564)	$(3,413)	$(6,151)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$1,000	$(236)	$0	$(236)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	1,100	(252)	0	(252)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	700	(159)	0	(159)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,700	(639)	0	(639)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	1,400	(323)	0	(323)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(115)	0	(115)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(230)	0	(230)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	1,900	(435)	0	(435)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,274	(688)	0	(688)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(234)	0	(234)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,690	(173)	0	(173)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	195	0	195
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	45	0	45
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	40	0	40
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,877	492	0	492
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,529	281	0	281
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,084	15	0	15
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,570	38	0	38
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,737	33	0	33

					$(2,499)	$0	$(2,499)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$492	$(6)	$498
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	78	0	78
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	109	0	109
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,400	165	3	162
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		1,800	31	0	31
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,500	25	0	25
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		2,400	45	0	45
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		1,200	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	12	0	12
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	17	0	17
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	8	0	8
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	125	(18)	143
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	127	(14)	141
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	245	15	230
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	114	5	109
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(314)	(422)	108
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(10)	0	(10)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(6)	0	(6)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(14)	0	(14)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	177	0	177
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	375	(160)	535
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	353	(12)	365
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	45	8	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	155	17	138
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	134,200	(397)	51	(448)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$306,400	9,142	0	9,142
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		29,800	1,266	582	684
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		210,300	7,307	(2,068)	9,375
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		97,200	3,377	(288)	3,665
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		17,700	882	670	212
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		12,800	638	403	235
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,000	499	360	139
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		17,300	862	396	466
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	49,300	(171)	414	(585)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		8,700	(179)	33	(212)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,007	(133)	1,140
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	6,300	232	(66)	298
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	308	(6)	314
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	178	14	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	1,071	97	974
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,600	406	2	404
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	343	0	343
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	790	(5)	795

							$30,432	$226	$30,206

(j)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$125,100	$1,338	$4,485
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	3,086
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	1,201
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	7,421
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	2,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	122,300	1,386	4,384
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	5,319

							$7,745	$27,954

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Total Return Portfolio  (Cont.)

(k)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$12,000	$50	$10
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	19,200	91	40
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	26,000	117	35
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,000	48	10
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	16,500	71	13
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	6,000	26	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	45,500	172	94

							$575	$207

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	1,807	$445,600	$12,824
Sales	1,067	206,700	1,460
Closing Buys	0	(403,600)	(11,543)
Expirations	(2,874)	(111,500)	(2,166)
Exercised	0	0	0

Balance at 06/30/2009	0	$137,200	$575

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	07/01/2039	$109,000	$112,534	$112,491

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,010	07/2009	DUB	$9	$0	$9
Buy		9,238	07/2009	GSC	173	0	173
Buy	BRL	37,754	08/2009	HSBC	1,503	0	1,503
Buy	CAD	8,313	08/2009	JPM	0	(443)	(443)
Buy	CNY	34,581	07/2009	BCLY	0	(284)	(284)
Sell		19,373	07/2009	BCLY	0	(129)	(129)
Sell		56,062	07/2009	CITI	0	(211)	(211)
Buy		117,459	07/2009	DUB	0	(956)	(956)
Sell		91,586	07/2009	DUB	0	(341)	(341)
Buy		37,534	07/2009	HSBC	0	(264)	(264)
Sell		40,019	07/2009	HSBC	0	(147)	(147)
Buy		36,762	07/2009	JPM	0	(322)	(322)
Sell		19,296	07/2009	JPM	0	(129)	(129)
Buy		11,649	09/2009	BCLY	23	0	23
Sell		29,103	09/2009	BCLY	0	(105)	(105)
Buy		7,496	09/2009	CITI	18	0	18
Sell		22,056	09/2009	CITI	0	(75)	(75)
Buy		33,884	09/2009	DUB	74	0	74
Buy		15,116	09/2009	HSBC	35	0	35
Sell		9,302	09/2009	HSBC	0	(36)	(36)
Buy		6,144	09/2009	JPM	10	0	10
Sell		13,827	09/2009	JPM	0	(54)	(54)
Buy		7,168	03/2010	BCLY	0	(5)	(5)
Buy		7,185	03/2010	HSBC	0	(2)	(2)
Buy		43,733	03/2010	JPM	0	(21)	(21)
Sell	EUR	17,348	07/2009	BCLY	0	(130)	(130)
Sell		662	07/2009	GSC	0	(1)	(1)
Sell	GBP	14,472	07/2009	CITI	0	(1,418)	(1,418)
Sell		344	07/2009	GSC	0	(14)	(14)
Buy		14,613	07/2009	MSC	0	(100)	(100)
Buy		203	07/2009	RBS	16	0	16
Sell		14,613	08/2009	MSC	100	0	100
Buy	JPY	432,350	07/2009	BNP	5	0	5
Buy		432,350	08/2009	MSC	0	0	0
Buy	SGD	3,558	07/2009	HSBC	0	(4)	(4)
Sell		3,558	07/2009	HSBC	0	(117)	(117)

					$1,966	$(5,308)	$(3,342)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,065,994	$5,880	$1,071,874
U.S. Government Agencies	0	4,025,733	47	4,025,780
U.S. Treasury Obligations	0	240,371	0	240,371
Mortgage-Backed Securities	0	260,778	0	260,778
Short-Term Instruments	58,104	258,548	0	316,652
Other Investments ++	0	354,625	0	354,625

Investments, at value	$58,104	$6,206,049	$5,927	$6,270,080

Short Sales, at value	$0	$(112,491)	$0	$(112,491)

Financial Derivative Instruments +++	$27,838	$17,135	$872	$45,845

Total	$85,942	$6,110,693	$6,799	$6,203,434

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$(935)	$0	$0	$(75)	$6,890	$5,880
U.S. Government Agencies	22,780	(23,071)	(1)	651	(312)	0	47

Investments, at value	$22,780	$(24,006)	$(1)	$651	$(387)	$6,890	$5,927

Financial Derivative Instruments +++	$1,421	$0	$0	$0	$(440)	$(109)	$872

Total	$24,201	$(24,006)	$(1)	$651	$(827)	$6,781	$6,799

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$27,954	$0	$0	$0	$0	$27,954
Variation margin receivable ^^	28,687	0	0	0	0	28,687
Unrealized appreciation on foreign currency contracts	0	1,966	0	0	0	1,966
Unrealized appreciation on swap agreements	31,481	0	2,698	0	0	34,179

	$88,122	$1,966	$2,698	$0	$0	$92,786

Liabilities:
Written options outstanding	$207	$0	$0	$0	$0	$207
Variation margin payable ^^	849	0	0	0	0	849
Unrealized depreciation on foreign currency contracts	0	5,308	0	0	0	5,308
Unrealized depreciation on swap agreements	1,275	0	11,348	0	0	12,623

	$2,331	$5,308	$11,348	$0	$0	$18,987

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Total Return Portfolio  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(262)	$0	$0	$0	$0	$(262)
Net realized gain (loss) on futures contracts, written options and swaps	21,287	0	(10,894)	0	0	10,393
Net realized (loss) on foreign currency transactions	0	(6,667)	0	0	0	(6,667)

	$21,025	$(6,667)	$(10,894)	$0	$0	$3,464

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(11,542)	$0	$0	$0	$0	$(11,542)
Net change in unrealized appreciation on futures contracts, written options and swaps	40,211	0	12,411	0	0	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	6,964	0	0	0	6,964

	$28,669	$6,964	$12,411	$0	$0	$48,044

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Asset and Liabilities.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may

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dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase

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obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass- through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are

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recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

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Notes to Financial Statements (Cont.)

settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the

Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,202	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Total Return Portfolio	$ 0	$ 651,772	$593,700	$0	$58,104	$72	$33

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,705,475	$7,448,105	$888,681	$862,220

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,152	$43,452	7,090	$74,836
Administrative Class	110,466	1,160,698	128,060	1,343,001
Advisor Class	7,321	76,431	6,006	62,477
Issued as reinvestment of distributions
Institutional Class	477	5,005	1,231	12,803
Administrative Class	10,702	112,230	22,615	234,388
Advisor Class	300	3,149	359	3,708
Cost of shares redeemed
Institutional Class	(4,387)	(45,756)	(12,881)	(134,610)
Administrative Class	(94,928)	(992,371)	(128,367)	(1,335,400)
Advisor Class	(3,288)	(34,902)	(2,226)	(23,085)
Net increase resulting from Portfolio share transactions	30,815	$327,936	21,887	$238,118

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	95
Administrative Class	5	58
Advisor Class	5	85

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2009	27

Notes to Financial Statements (Cont.)

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$172,945	$(186,625)	$(13,680)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	29

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

30	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class Institutional

Semiannual Report June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	64.2%
Corporate Bonds & Notes	17.1%
Short-Term Instruments	5.0%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	3.8%
Other	5.7%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)
PIMCO Total Return Portfolio Institutional Class	7.14%	9.96%	6.44%	6.87%
Barclays Capital U.S. Aggregate Index±	1.90%	6.05%	5.01%	6.16%	**

* Cumulative return. All Portfolio returns are net of fees and expenses.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.73% for Institutional Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,071.35	$1,021.32
Expenses Paid During Period†	$3.60	$3.51

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark U.S. duration detracted from returns as the ten-year U.S. Treasury yield rose during the period.

»	A curve-steepening strategy in the U.S. benefited performance as the yield curve steepened, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities (“MBS”) added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»	An overweight to corporate securities, with a focus on financials, added to performance as corporates outperformed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, particularly in the U.K. and Europe, detracted from returns as yields increased in these regions.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Institutional Class
Net asset value beginning of year or period	$10.31	$10.49	$10.12	$10.24	$10.51	$10.36
Net investment income (a)	0.29	0.48	0.50	0.46	0.39	0.20
Net realized/unrealized gain (loss) on investments	0.43	0.02	0.37	(0.07)	(0.12)	0.31
Total income from investment operations	0.72	0.50	0.87	0.39	0.27	0.51
Dividends from net investment income	(0.32)	(0.48)	(0.50)	(0.46)	(0.37)	(0.21)
Distributions from net realized capital gains	0.00	(0.20)	0.00	(0.05)	(0.17)	(0.15)
Total distributions	(0.32)	(0.68)	(0.50)	(0.51)	(0.54)	(0.36)
Net asset value end of year or period	$10.71	$10.31	$10.49	$10.12	$10.24	$10.51
Total return	7.14%	4.95%	8.90%	4.00%	2.60%	5.05%
Net assets end of year or period (000s)	$165,387	$156,745	$207,312	$158,748	$143,720	$63,646
Ratio of expenses to average net assets	0.70%*	0.73%	0.68%	0.52%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.68%*	4.52%	4.93%	4.51%	3.69%	1.92%
Portfolio turnover rate	128%	355%	298%	303%	344%	373%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$5,954,057
Investments in Affiliates, at value	58,104
Repurchase agreements, at value	257,919
Cash	5,075
Foreign currency, at value	8,787
Receivable for investments sold	1,198,638
Receivable for investments sold on a delayed-delivery basis	10,111
Receivable for Portfolio shares sold	145,998
Interest and dividends receivable	35,084
Dividends receivable from Affiliates	13
Variation margin receivable	48
Swap premiums paid	3,424
Unrealized appreciation on foreign currency contracts	1,966
Unrealized appreciation on swap agreements	34,179
7,713,403

Liabilities:
Payable for reverse repurchase agreements	$914,105
Payable for investments purchased	1,613,192
Payable for investments in Affiliates purchased	13
Payable for investments purchased on a delayed-delivery basis	214,086
Payable for Portfolio shares redeemed	9,225
Payable for short sales	112,491
Written options outstanding	207
Dividends payable	2,350
Deposits from counterparty	35,734
Accrued investment advisory fee	924
Accrued supervisory and administrative fee	924
Accrued distribution fee	36
Accrued servicing fee	469
Variation margin payable	661
Swap premiums received	6,611
Unrealized depreciation on foreign currency contracts	5,308
Unrealized depreciation on swap agreements	12,623
2,928,959

Net Assets	$4,784,444

Net Assets Consist of:
Paid in capital	$4,599,327
Undistributed net investment income	32,669
Accumulated undistributed net realized gain	119,483
Net unrealized appreciation	32,965
$4,784,444

Net Assets:
Institutional Class	$165,387
Administrative Class	4,494,941
Advisor Class	124,116

Shares Issued and Outstanding:
Institutional Class	15,440
Administrative Class	419,636
Advisor Class	11,587

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.71
Administrative Class	10.71
Advisor Class	10.71

Cost of Investments Owned	$5,967,737
Cost of Investments in Affiliates Owned	$58,104
Cost of Repurchase Agreements Owned	$257,919
Cost of Foreign Currency Held	$8,692
Proceeds Received on Short Sales	$112,534
Premiums Received on Written Options	$575

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$140,724
Dividends	62
Dividends from Affiliate investments	72
Miscellaneous income	14
Total Income	140,872

Expenses:
Investment advisory fees	5,487
Supervisory and administrative fees	5,487
Servicing fees – Administrative Class	3,095
Distribution and/or servicing fees – Advisor Class	129
Trustees’ fees	32
Interest expense	4,447
Total Expenses	18,677
Net Expenses	18,677

Net Investment Income	122,195

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,801
Net realized gain on Affiliate investments	33
Net realized gain on futures contracts, written options and swaps	10,384
Net realized (loss) on foreign currency transactions	(6,718)
Net change in unrealized appreciation on investments	86,068
Net change in unrealized appreciation on futures contracts, written options and swaps	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,045
Net Gain	180,235

Net Increase in Net Assets Resulting from Operations	$302,430

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$122,195	$193,387
Net realized gain	34,467	226,397
Net realized gain on Affiliate investments	33	0
Net change in unrealized appreciation (depreciation)	145,735	(220,889)
Net increase resulting from operations	302,430	198,895

Distributions to Shareholders:
From net investment income
Institutional Class	(5,007)	(9,778)
Administrative Class	(126,740)	(185,493)
Advisor Class	(3,149)	(2,294)
From net realized capital gains
Institutional Class	0	(3,026)
Administrative Class	0	(79,740)
Advisor Class	0	(1,414)

Total Distributions	(134,896)	(281,745)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	43,452	74,836
Administrative Class	1,160,698	1,343,001
Advisor Class	76,431	62,477
Issued as reinvestment of distributions
Institutional Class	5,005	12,803
Administrative Class	112,230	234,388
Advisor Class	3,149	3,708
Cost of shares redeemed
Institutional Class	(45,756)	(134,610)
Administrative Class	(992,371)	(1,335,400)
Advisor Class	(34,902)	(23,085)
Net increase resulting from Portfolio share transactions	327,936	238,118

Total Increase in Net Assets	495,470	155,268

Net Assets:
Beginning of period	4,288,974	4,133,706
End of period*	$4,784,444	$4,288,974

*Including undistributed net investment income of:	$32,669	$45,370

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
2.069% due 03/29/2016	$2,844	$2,731
2.250% due 03/29/2016	8	7

Daimler Finance North America LLC
4.320% due 08/03/2012	17,685	16,469

Fresenius Medical Care Capital Trust
1.972% due 03/31/2013	360	346
1.985% due 03/22/2013	71	68
2.514% due 03/22/2013	14	14

HCA, Inc.
1.848% due 11/18/2012	3,124	2,845

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	40	28
3.821% due 10/10/2014	3,888	2,788

Total Bank Loan Obligations (Cost $27,160)		25,296

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 17.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	6,004

American Express Bank FSB
0.375% due 10/20/2009	6,800	6,800
6.000% due 09/13/2017	3,900	3,563

American Express Centurion Bank
0.375% due 09/22/2009	400	399
0.377% due 03/23/2010	11,600	11,375
5.550% due 10/17/2012	9,840	9,841
6.000% due 09/13/2017	3,900	3,563

American Express Co.
7.000% due 03/19/2018	200	195

American Express Credit Corp.
0.381% due 11/09/2009	6,700	6,655
0.478% due 06/16/2011	500	466
0.496% due 12/02/2010	200	191

American International Group, Inc.
1.217% due 10/18/2011	100	65
4.950% due 03/20/2012	1,700	1,157
5.050% due 10/01/2015	1,800	972
5.450% due 05/18/2017	400	211
6.250% due 03/15/2037	2,100	551
8.175% due 05/15/2058	3,000	856
8.250% due 08/15/2018	12,000	7,071

ANZ National International Ltd.
6.200% due 07/19/2013	7,400	7,632

Bank of America Corp.
0.813% due 09/18/2009	6,100	6,089
1.127% due 11/06/2009	3,900	3,893
1.213% due 08/15/2016	2,800	2,199
2.375% due 06/22/2012	6,500	6,572
6.000% due 09/01/2017	7,000	6,374

Bank of America N.A.
6.000% due 10/15/2036	2,100	1,686

Bank of Scotland PLC
0.689% due 12/08/2010	6,300	6,003
1.152% due 07/17/2009	10,400	10,394

Barclays Bank PLC
5.450% due 09/12/2012	40,000	41,747
6.050% due 12/04/2017	16,800	14,591

Bear Stearns Cos. LLC
0.842% due 08/21/2009	17,400	17,413
0.974% due 05/18/2010	12,200	12,185
1.093% due 08/15/2011	900	877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.507% due 07/19/2010	$10,400	$10,411
6.400% due 10/02/2017	27,900	27,994

BNP Paribas
5.186% due 06/29/2049	15,600	10,166

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	2,204

Caelus Re Ltd.
6.918% due 06/07/2011	2,700	2,456

CIT Group, Inc.
0.974% due 08/17/2009	7,100	6,901

Citibank N.A.
1.625% due 03/30/2011	5,100	5,143

Citigroup Capital XXI
8.300% due 12/21/2077	19,500	15,230

Citigroup Funding, Inc.
2.036% due 05/07/2010	16,800	16,457

Citigroup, Inc.
0.631% due 12/28/2009	5,300	5,250
0.749% due 03/16/2012	5,500	4,998
0.902% due 06/09/2016	13,100	9,327
2.125% due 04/30/2012	3,100	3,116
5.300% due 10/17/2012	2,200	2,124
5.500% due 08/27/2012	5,500	5,335
5.500% due 04/11/2013	40,900	38,378
5.625% due 08/27/2012	4,400	4,123
5.850% due 07/02/2013	1,400	1,326
6.000% due 02/21/2012	3,789	3,749
6.125% due 05/15/2018	3,000	2,628
6.125% due 08/25/2036	15,000	11,189

Countrywide Financial Corp.
4.500% due 06/15/2010	2,400	2,377
5.800% due 06/07/2012	10,300	10,373

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	2,100	2,107
5.625% due 07/15/2009	100	100

Credit Agricole S.A.
0.714% due 05/28/2010	6,800	6,765

DBS Bank Ltd.
1.074% due 05/16/2017	1,000	878

Deutsche Bank AG
6.000% due 09/01/2017	24,600	25,135

Dexia Credit Local
1.262% due 09/23/2011	15,200	15,161

DnB NOR Bank ASA
1.209% due 10/13/2009	5,700	5,665

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	965
7.250% due 10/25/2011	200	173
7.375% due 10/28/2009	5,000	4,958
7.375% due 02/01/2011	200	181
7.875% due 06/15/2010	600	570
8.625% due 11/01/2010	400	376

General Electric Capital Corp.
0.655% due 10/06/2010	800	786
0.953% due 08/15/2011	600	568
1.122% due 10/26/2009	600	600
1.177% due 01/20/2010	4,800	4,773
1.800% due 03/11/2011	2,200	2,221
3.000% due 12/09/2011	21,200	21,884
5.875% due 01/14/2038	8,100	6,422
6.375% due 11/15/2067	12,200	8,151

GMAC LLC
6.000% due 12/15/2011	1,100	924

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	17,300	16,808
6.250% due 09/01/2017	14,900	14,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
5.375% due 11/29/2049	$5,100	$2,467

HSBC Finance Corp.
1.162% due 10/21/2009	4,500	4,487

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,250
6.500% due 09/15/2037	2,900	2,811

JPMorgan Chase & Co.
1.026% due 05/07/2010	9,700	9,687
6.000% due 01/15/2018	3,900	3,881

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,799

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	956

KeyBank N.A.
2.906% due 06/02/2010	10,300	10,002

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	15,260	2,327
2.911% due 08/21/2009 (a)	10,600	1,617
2.950% due 05/25/2010 (a)	5,200	793
3.005% due 07/18/2011 (a)	4,800	732
3.053% due 11/10/2009 (a)	4,500	686
5.625% due 01/24/2013 (a)	3,800	594
6.875% due 05/02/2018 (a)	3,200	528

Lloyds Banking Group PLC
5.920% due 09/29/2049	1,100	391

Longpoint Re Ltd.
5.874% due 05/08/2010	2,900	2,819

Merrill Lynch & Co., Inc.
0.726% due 12/04/2009	7,300	7,287
0.996% due 08/14/2009	6,200	6,200
1.292% due 07/25/2011	8,500	7,875
6.150% due 04/25/2013	10,000	10,026
6.875% due 04/25/2018	17,800	16,501

MetLife, Inc.
6.400% due 12/15/2066	1,700	1,219

Metropolitan Life Global Funding I
0.894% due 05/17/2010	15,200	15,079
5.125% due 11/09/2011	8,200	8,482

Morgan Stanley
1.221% due 01/15/2010	8,200	8,135
3.006% due 05/14/2010	20,700	20,645
5.950% due 12/28/2017	10,600	10,188

Mystic Re Ltd.
10.668% due 06/07/2011	2,200	2,049

National Australia Bank Ltd.
0.688% due 09/11/2009	5,300	5,296
5.350% due 06/12/2013	6,100	6,290

National Westminster Bank PLC
7.375% due 10/01/2009	12,935	12,795

Osiris Capital PLC
6.131% due 01/15/2010	3,100	3,056

Petroleum Export Ltd.
5.265% due 06/15/2011	529	510

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,194

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	1,200	1,140

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	907

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	8,819

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	$10,900	$10,832

SLM Corp.
1.322% due 10/25/2011	200	162

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,298

State Street Capital Trust III
8.250% due 03/15/2042	6,800	5,748

State Street Capital Trust IV
1.629% due 06/01/2077	1,000	580

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,113

UBS AG
5.750% due 04/25/2018	4,600	4,196
5.875% due 12/20/2017	4,700	4,384

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	311

USB Capital IX
6.189% due 04/15/2049	900	608

Wachovia Corp.
0.718% due 12/01/2009	4,400	4,392
0.749% due 03/15/2011	10,400	10,040
1.261% due 10/15/2011	8,100	7,698
5.500% due 05/01/2013	8,300	8,584
5.750% due 02/01/2018	16,900	16,625

Wells Fargo & Co.
0.729% due 09/15/2009	915	916

ZFS Finance USA Trust I
5.875% due 05/09/2062	4,400	3,191

		834,980

INDUSTRIALS 3.4%

Amgen, Inc.
6.150% due 06/01/2018	1,200	1,307

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,681
6.450% due 09/15/2037	2,400	2,667

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,158

CODELCO, Inc.
6.150% due 10/24/2036	700	689

Comcast Corp.
1.439% due 07/14/2009	7,700	7,702
5.875% due 02/15/2018	1,700	1,726
6.450% due 03/15/2037	1,700	1,679

Daimler Finance North America LLC
1.466% due 08/03/2009	6,300	6,281

Dell, Inc.
5.650% due 04/15/2018	11,200	11,397

El Paso Corp.
7.800% due 08/01/2031	900	738
7.875% due 06/15/2012	3,000	2,958
9.625% due 05/15/2012	800	810

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,008
7.343% due 04/11/2013	1,700	1,649
8.146% due 04/11/2018	6,700	6,130

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,552

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	23,532

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
4.950% due 04/15/2013	$13,100	$13,734
5.750% due 04/15/2018	12,900	13,631

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	13,708

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,313

Time Warner, Inc.
1.150% due 11/13/2009	6,600	6,585

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,853

United Airlines, Inc.
6.071% due 03/01/2013	146	144
8.030% due 01/01/2013 (a)	465	461

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,262

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,317
6.875% due 11/21/2036	1,300	1,240

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,001

		162,015

UTILITIES 1.6%

AT&T, Inc.
1.116% due 02/05/2010	3,600	3,603
4.950% due 01/15/2013	5,200	5,414
5.500% due 02/01/2018	5,200	5,200
6.300% due 01/15/2038	3,600	3,486

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,867

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,089
6.000% due 12/01/2012	6,500	6,509

Korea Electric Power Corp.
5.125% due 04/23/2034	90	83

NGPL PipeCo. LLC
6.514% due 12/15/2012	5,800	6,086

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,141

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	641

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,184

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,576

		74,879

Total Corporate Bonds & Notes (Cost $1,137,439)		1,071,874

CONVERTIBLE BONDS & NOTES 0.3%

National City Corp.
4.000% due 02/01/2011	12,900	12,739

Total Convertible Bonds & Notes (Cost $11,204)		12,739

MUNICIPAL BONDS & NOTES 3.4%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041	2,550	2,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	$3,700	$4,098

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	12,095

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	6,300	6,189

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	17,404

Garden State, New Jersey Preservation Trust Revenue Bonds, (FSA Insured), Series 2003
5.500% due 11/01/2014	7,725	8,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	758

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	719

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,237

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,571

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	28,557

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	10,000	9,822

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	10,000	9,650

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.847% due 06/15/2031	5,130	5,414

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	70

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	6,200	6,227

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	4,185	3,637

Southern California State Metropolitan Water District Revenue Bonds, Series 2007
5.000% due 07/01/2024	7,100	7,467

Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	359

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031	3,390	3,818

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.813% due 02/01/2027	2,575	2,822
9.902% due 10/01/2031	6,240	6,925

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	$6,600	$6,454

Total Municipal Bonds & Notes (Cost $149,528)		161,866

U.S. GOVERNMENT AGENCIES 84.1%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	12,209	10,873
0.664% due 03/25/2044	4,167	3,929
2.638% due 06/01/2043 - 07/01/2044	4,407	4,374
2.838% due 09/01/2040	20	20
4.000% due 10/01/2018	302	309
4.042% due 01/01/2025	21	21
4.187% due 10/01/2032	1,171	1,173
4.308% due 11/01/2035	220	222
4.500% due 03/01/2023 - 04/01/2035	5,399	5,496
4.631% due 05/25/2035	954	954
4.647% due 12/01/2036	1,814	1,826
4.721% due 04/01/2035	3,323	3,401
4.752% due 04/01/2035	2,086	2,153
4.805% due 08/01/2035	4,034	4,147
4.845% due 09/01/2034 - 09/01/2039	1,770	1,781
5.000% due 02/25/2017 - 07/01/2039	425,114	434,824
5.051% due 09/01/2035	1,634	1,700
5.145% due 11/01/2025	1	1
5.154% due 08/01/2035	1,695	1,766
5.500% due 04/01/2014 - 07/01/2039	652,727	675,466
5.500% due 11/01/2034 (h)	27,664	28,684
5.500% due 07/01/2036 - 09/01/2038 (g)	687,817	712,324
5.500% due 06/01/2038 (e)	77,878	80,494
6.000% due 04/01/2016 - 07/01/2039	1,029,378	1,078,088
6.000% due 12/01/2036 (h)	27,610	28,926
6.000% due 10/01/2038 (g)	212,691	222,632
6.500% due 06/01/2029 - 07/01/2039	34,570	36,826
7.000% due 04/25/2023 - 06/01/2032	2,269	2,468

Federal Home Loan Bank
3.375% due 06/24/2011	1,400	1,453

Federal Housing Administration
7.430% due 01/25/2023	47	47

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	40,692	39,872
0.619% due 05/15/2036	4,099	3,960
0.702% due 03/09/2011 (e)	4,771	4,789
0.769% due 11/15/2030	25	25
0.819% due 09/15/2030	21	21
0.926% due 05/04/2011 (e)	2,210	2,216
0.937% due 08/05/2011 (e)	69,500	69,525
1.125% due 06/01/2011	8,800	8,789
1.625% due 04/26/2011	6,200	6,251
2.639% due 02/25/2045	540	514
4.204% due 07/01/2027	1	1
4.500% due 04/01/2018 - 10/01/2018	1,619	1,676
4.751% due 07/01/2030	1	1
4.895% due 01/01/2028	1	1
5.000% due 04/01/2018 - 08/01/2039	238,557	242,933
5.250% due 07/18/2011	800	864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2034 - 01/01/2039	$107,150	$110,748
5.500% due 02/01/2038 (g)	117,689	121,642
6.000% due 07/01/2016 - 07/01/2039	47,614	49,748
6.500% due 03/01/2013 - 10/01/2037	604	643
7.000% due 06/15/2023	1,286	1,404
7.500% due 07/15/2030 - 03/01/2032	202	218
8.500% due 08/01/2024	12	13

Ginnie Mae
0.815% due 09/20/2030	17	17
0.918% due 02/16/2030	183	183
3.750% due 02/20/2032	421	426
4.125% due 10/20/2029 - 11/20/2029	164	167
4.375% due 02/20/2027	4	3
4.625% due 07/20/2030	8	8
5.375% due 04/20/2026 - 05/20/2030	73	76
5.500% due 04/15/2033 - 09/15/2033	400	416
6.000% due 02/15/2038 - 11/15/2038	8,744	9,123
6.500% due 03/15/2031 - 04/15/2032	147	158

Small Business Administration
5.130% due 09/01/2023	58	61
6.030% due 02/01/2012	1,911	1,999
6.290% due 01/01/2021	131	140
6.344% due 08/01/2011	144	150
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	526	576
8.017% due 02/10/2010	39	40

Total U.S. Government Agencies (Cost $3,919,274)		4,025,780

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015 (g)	24,348	24,226
1.625% due 01/15/2018	13,852	13,705
1.750% due 01/15/2028 (g)	8,651	8,165
1.875% due 07/15/2015 (g)	52,748	53,308
2.000% due 01/15/2014	12,587	12,871
2.000% due 01/15/2016 (g)	11,066	11,228
2.375% due 04/15/2011	13,447	13,850
2.375% due 01/15/2025 (g)	55,767	57,266
2.500% due 01/15/2029	18,982	20,139
2.625% due 07/15/2017	16,781	17,867

U.S. Treasury Notes
0.875% due 04/30/2011 (h)	5,368	5,354
0.875% due 05/31/2011 (h)	2,400	2,392

Total U.S. Treasury Obligations (Cost $237,151)		240,371

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,386	1,881

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	331	330
4.875% due 06/10/2039	27	27
5.451% due 01/15/2049	11,600	8,686
5.929% due 05/10/2045	6,400	5,356
5.935% due 02/10/2051	3,200	2,590

Banc of America Funding Corp.
3.781% due 05/25/2035	3,791	3,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	$4,136	$3,431
6.500% due 10/25/2031	660	649
6.500% due 09/25/2033	305	289

Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030	5	4
4.179% due 07/25/2034	3,104	2,476
4.740% due 10/25/2035	9,835	9,488
4.808% due 11/25/2034	2,591	2,147
4.965% due 01/25/2035	3,207	2,708
5.021% due 04/25/2033	774	693
5.063% due 11/25/2034	7,725	6,489
5.088% due 02/25/2033	100	90
5.409% due 01/25/2034	1,589	1,281
5.609% due 02/25/2033	172	160

Bear Stearns Alt-A Trust
5.362% due 05/25/2035	5,116	3,319
5.490% due 09/25/2035	3,051	1,658

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	812
5.471% due 01/12/2045	2,800	2,333
5.700% due 06/11/2050	9,400	7,493
5.703% due 06/11/2050	8,600	7,695

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	6,246	3,452
5.714% due 12/26/2046	3,673	2,238

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	36	31

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,419	1,147

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,222

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	3,587

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	4,546	1,709

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	9,415	7,495
4.786% due 11/25/2034	5,261	3,998
5.250% due 02/20/2036	1,608	1,093
5.750% due 05/25/2033	156	154

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	646

CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032	22	18

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	3,727	3,071
0.394% due 01/25/2047	4,148	3,150

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	3,299	2,497

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	342
5.317% due 06/10/2036	915	847
5.444% due 03/10/2039	4,400	3,519

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	7,096	6,088
5.396% due 08/10/2038	905	809
5.993% due 08/10/2045	6,300	4,779

GSR Mortgage Loan Trust
4.469% due 09/25/2035	16,416	13,827
5.241% due 11/25/2035	6,697	5,217

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.403% due 01/19/2038	$3,587	$3,316
0.503% due 01/19/2038	11,299	4,830
0.533% due 05/19/2035	1,009	452
5.143% due 07/19/2035	4,406	2,564

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	1,355	1,272

Indymac ARM Trust
3.708% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	2,055	1,914

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	5,232
5.420% due 01/15/2049	20,956	15,485
5.882% due 02/15/2051	2,300	1,729
6.007% due 06/15/2049	300	256

JPMorgan Mortgage Trust
5.012% due 02/25/2035	4,308	3,770

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	773	684

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	10,991
5.485% due 03/12/2051	5,500	3,705

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,889	1,561

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	211	204

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	794	548
1.314% due 10/25/2035	1,446	1,153

Morgan Stanley Capital I
0.380% due 10/15/2020	1,723	1,278
4.050% due 01/13/2041	302	306
5.809% due 12/12/2049	600	459
6.076% due 06/11/2049	3,100	2,344

Prime Mortgage Trust
0.714% due 02/25/2019	119	112
0.714% due 02/25/2034	727	589

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	614	618

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,058

Structured Adjustable Rate Mortgage Loan Trust
5.497% due 07/25/2035	1,277	875

Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035	6,178	3,889
0.973% due 09/19/2032	118	89

Structured Asset Securities Corp.
4.093% due 07/25/2032	12	9
4.687% due 02/25/2032	18	16

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	3,670	3,299

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	8,092	5,959
0.409% due 09/15/2021	17,864	12,874
5.308% due 11/15/2048	2,000	1,533
5.509% due 04/15/2047	3,200	2,132

WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045	1,139	598
2.540% due 11/25/2042	606	350
2.740% due 08/25/2042	1,393	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	$6,663	$5,578
4.950% due 03/25/2036	6,456	4,568
4.981% due 12/25/2034	4,982	4,443

Total Mortgage-Backed Securities (Cost $326,987)		260,778

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.364% due 12/25/2036	1,000	735

Amortizing Residential Collateral Trust
0.584% due 06/25/2032	239	111

Asset-Backed Funding Certificates
0.374% due 11/25/2036	1,143	1,093
0.374% due 01/25/2037	1,513	1,250

Bear Stearns Asset-Backed Securities Trust
0.394% due 10/25/2036	1,084	961
0.404% due 06/25/2047	2,144	1,630

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	1,493	1,413
0.364% due 12/25/2046	187	183
0.364% due 05/25/2047	1,485	1,352

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	1,856	1,518

EMC Mortgage Loan Trust
0.684% due 05/25/2040	492	344

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	2,675	2,520

Fremont Home Loan Trust
0.374% due 01/25/2037	2,010	1,304

HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034	5,923	4,104

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	1,106	670

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	807	766

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	380	353
0.374% due 03/25/2047	4,119	2,965

Lehman XS Trust
0.384% due 05/25/2046	6	6

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	156	100

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	1,422	1,320

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	499	496

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	761	714
0.364% due 10/25/2036	564	525

Nelnet Student Loan Trust
0.669% due 12/22/2016	6,256	6,198

Park Place Securities, Inc.
0.626% due 10/25/2034	2,583	1,930

Residential Asset Securities Corp.
0.384% due 11/25/2036	617	609

Saxon Asset Securities Trust
0.374% due 10/25/2046	370	356

SBI HELOC Trust
0.484% due 08/25/2036	1,175	1,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		$4,604	$2,873

SLM Student Loan Trust
1.092% due 10/25/2016		3,832	3,819

Structured Asset Securities Corp.
0.364% due 10/25/2036		2,039	1,863
0.604% due 01/25/2033		73	52

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		168	165

Total Asset-Backed Securities (Cost $54,679)			45,355

SOVEREIGN ISSUES 0.6%

China Development Bank Corp.
5.000% due 10/15/2015		900	932

Export-Import Bank of China
4.875% due 07/21/2015		900	938

Korea Development Bank
1.317% due 04/03/2010		25,000	24,478

South Africa Government International Bond
5.875% due 05/30/2022		500	460

Total Sovereign Issues (Cost $27,287)			26,808

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,223

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	970

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	7,900	11,206

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	19,609

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	200
5.316% due 04/05/2011 (a)		10	2

MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	700	823

SLM Corp.
1.531% due 11/15/2011	EUR	1,000	1,101

Wachovia Corp.
1.449% due 02/13/2014		5,200	6,315
1.465% due 08/01/2011		400	531

Total Foreign Currency-Denominated Issues (Cost $54,610)			42,980

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

General Motors Corp.
5.250% due 03/06/2032		316,000	910

Total Convertible Preferred Stocks (Cost $988)			910

PREFERRED STOCKS 0.2%

DG Funding Trust
1.343% due 12/31/2049		1,239	10,717

Total Preferred Stocks (Cost $13,056)			10,717

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS 5.4%

Barclays Capital, Inc.
0.020% due 07/01/2009	$26,000	$26,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $26,916. Repurchase proceeds are $26,000.)

Goldman Sachs & Co.
0.050% due 07/01/2009	22,700	22,700
(Dated 06/30/2009. Collateralized by Fannie Mae 4.000% due 06/01/2024 valued at $23,262. Repurchase proceeds are $22,700.)
0.250% due 07/13/2009	145,000	145,000
(Dated 06/25/2009. Collateralized by Fannie Mae 6.000% due 10/01/2038 valued at $145,679. Repurchase proceeds are $145,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.170% due 07/08/2009	$64,219	$64,219
(Dated 06/08/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2016 - 01/15/2025 valued at $68,533. Repurchase proceeds are $64,219.)

		257,919

U.S. TREASURY BILLS 0.0%
0.178% due 07/09/2009 - 12/24/2009 (b)(f)(h)	629	629

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.2%
	5,805,191	58,104

Total Short-Term Instruments (Cost $316,652)		316,652

MARKET VALUE (000S)
PURCHASED OPTIONS (j) 0.6%
(Cost $7,745)	$27,954

Total Investments 131.1% (Cost $6,283,760)	$6,270,080

Written Options (k) (0.0%) (Premiums $575)	(207)

Other Assets and Liabilities (Net) (31.1%)	(1,485,429)

Net Assets 100.0%	$4,784,444

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $11,053 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $150 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $1,427,856 at a weighted average interest rate of 0.628%. On June 30, 2009, securities valued at $954,437 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $9,088 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	117	$105
90-Day Euribor March Futures	Long	03/2010	205	283
90-Day Eurodollar December Futures	Long	12/2009	2,322	9,047
90-Day Eurodollar December Futures	Long	12/2010	855	(597)
90-Day Eurodollar June Futures	Long	06/2010	749	471
90-Day Eurodollar March Futures	Long	03/2010	1,028	6,416
90-Day Eurodollar September Futures	Long	09/2009	1,980	11,593
90-Day Eurodollar September Futures	Long	09/2010	119	284
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	449
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	122	(102)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	122	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	62	39
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	60	(78)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	122	(60)

				$27,838

(i)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	16.024%	$1,100	$(386)	$0	$(386)
American International Group, Inc.	DUB	5.000%	12/20/2013	15.312%	9,700	(2,734)	(873)	(1,861)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	2.416%	3,900	(205)	0	(205)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	2,000	26	0	26
El Paso Corp.	CITI	5.000%	06/20/2012	6.705%	900	(38)	(45)	7
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	10.284%	2,500	(377)	0	(377)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.284%	500	(55)	0	(55)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	500	(79)	0	(79)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	10.284%	2,500	(392)	0	(392)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.284%	500	(55)	0	(55)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.284%	$1,500	$(171)	$0	$(171)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	2,900	(87)	0	(87)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	3,400	(117)	0	(117)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	600	(26)	0	(26)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	9,600	(124)	0	(124)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	2,200	(96)	0	(96)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	400	(8)	0	(8)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	800	(33)	0	(33)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	4.022%	2,000	39	(97)	136
General Electric Capital Corp.	CITI	3.850%	03/20/2014	4.336%	5,000	(89)	0	(89)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	3,500	(118)	0	(118)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	4.048%	1,000	(44)	0	(44)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	1,600	(89)	0	(89)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	11,100	183	0	183
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	1,000	(14)	0	(14)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	700	(31)	0	(31)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	4.022%	10,000	194	(500)	694
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,300	(8)	0	(8)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	2,500	(400)	0	(400)
GMAC LLC	CITI	3.720%	09/20/2012	10.203%	2,500	(395)	0	(395)
GMAC LLC	DUB	3.200%	09/20/2012	10.203%	2,000	(342)	0	(342)
GMAC LLC	JPM	3.250%	09/20/2012	10.203%	2,500	(424)	0	(424)
GMAC LLC	JPM	3.670%	09/20/2012	10.203%	2,500	(398)	0	(398)
GMAC LLC	JPM	3.750%	09/20/2012	10.203%	1,000	(157)	0	(157)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	3,200	(416)	0	(416)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	5,400	(141)	0	(141)
JSC Gazprom	JPM	0.970%	10/20/2012	4.963%	700	(81)	0	(81)
JSC Gazprom	JPM	1.020%	10/20/2012	4.963%	700	(79)	0	(79)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	2,000	(160)	0	(160)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	700	(56)	0	(56)
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%	1,200	(79)	0	(79)
Panama Government International Bond	CSFB	1.200%	02/20/2017	2.199%	400	(23)	0	(23)
Panama Government International Bond	JPM	0.730%	01/20/2012	1.532%	1,000	(17)	0	(17)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	1,200	(64)	0	(64)
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	2,000	(207)	(270)	63
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	11,300	(1,171)	(1,610)	439
Wells Fargo & Co	DUB	1.520%	03/20/2013	1.568%	2,700	(3)	0	(3)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	700	(13)	(18)	5

						$(9,564)	$(3,413)	$(6,151)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$1,000	$(236)	$0	$(236)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	1,100	(252)	0	(252)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	700	(159)	0	(159)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,700	(639)	0	(639)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	1,400	(323)	0	(323)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(115)	0	(115)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(230)	0	(230)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	1,900	(435)	0	(435)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,274	(688)	0	(688)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(234)	0	(234)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,690	(173)	0	(173)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	195	0	195
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	45	0	45
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	40	0	40
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,877	492	0	492
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,529	281	0	281
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,084	15	0	15
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,570	38	0	38
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,737	33	0	33

					$(2,499)	$0	$(2,499)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$492	$(6)	$498
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	78	0	78
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	109	0	109
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,400	165	3	162
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		1,800	31	0	31
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,500	25	0	25
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		2,400	45	0	45
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		1,200	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	12	0	12
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	17	0	17
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	8	0	8
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	125	(18)	143
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	127	(14)	141
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	245	15	230
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	114	5	109
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(314)	(422)	108
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(10)	0	(10)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(6)	0	(6)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(14)	0	(14)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	177	0	177
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	375	(160)	535
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	353	(12)	365
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	45	8	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	155	17	138
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	134,200	(397)	51	(448)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$306,400	9,142	0	9,142
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		29,800	1,266	582	684
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		210,300	7,307	(2,068)	9,375
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		97,200	3,377	(288)	3,665
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		17,700	882	670	212
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		12,800	638	403	235
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,000	499	360	139
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		17,300	862	396	466
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	49,300	(171)	414	(585)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		8,700	(179)	33	(212)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,007	(133)	1,140
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	6,300	232	(66)	298
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	308	(6)	314
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	178	14	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	1,071	97	974
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,600	406	2	404
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	343	0	343
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	790	(5)	795

							$30,432	$226	$30,206

(j)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$125,100	$1,338	$4,485
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	3,086
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	1,201
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	7,421
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	2,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	122,300	1,386	4,384
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	5,319

							$7,745	$27,954

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Total Return Portfolio  (Cont.)

(k)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$12,000	$50	$10
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	19,200	91	40
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	26,000	117	35
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,000	48	10
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	16,500	71	13
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	6,000	26	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	45,500	172	94

							$575	$207

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	1,807	$445,600	$12,824
Sales	1,067	206,700	1,460
Closing Buys	0	(403,600)	(11,543)
Expirations	(2,874)	(111,500)	(2,166)
Exercised	0	0	0

Balance at 06/30/2009	0	$137,200	$575

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	07/01/2039	$109,000	$112,534	$112,491

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,010	07/2009	DUB	$9	$0	$9
Buy		9,238	07/2009	GSC	173	0	173
Buy	BRL	37,754	08/2009	HSBC	1,503	0	1,503
Buy	CAD	8,313	08/2009	JPM	0	(443)	(443)
Buy	CNY	34,581	07/2009	BCLY	0	(284)	(284)
Sell		19,373	07/2009	BCLY	0	(129)	(129)
Sell		56,062	07/2009	CITI	0	(211)	(211)
Buy		117,459	07/2009	DUB	0	(956)	(956)
Sell		91,586	07/2009	DUB	0	(341)	(341)
Buy		37,534	07/2009	HSBC	0	(264)	(264)
Sell		40,019	07/2009	HSBC	0	(147)	(147)
Buy		36,762	07/2009	JPM	0	(322)	(322)
Sell		19,296	07/2009	JPM	0	(129)	(129)
Buy		11,649	09/2009	BCLY	23	0	23
Sell		29,103	09/2009	BCLY	0	(105)	(105)
Buy		7,496	09/2009	CITI	18	0	18
Sell		22,056	09/2009	CITI	0	(75)	(75)
Buy		33,884	09/2009	DUB	74	0	74
Buy		15,116	09/2009	HSBC	35	0	35
Sell		9,302	09/2009	HSBC	0	(36)	(36)
Buy		6,144	09/2009	JPM	10	0	10
Sell		13,827	09/2009	JPM	0	(54)	(54)
Buy		7,168	03/2010	BCLY	0	(5)	(5)
Buy		7,185	03/2010	HSBC	0	(2)	(2)
Buy		43,733	03/2010	JPM	0	(21)	(21)
Sell	EUR	17,348	07/2009	BCLY	0	(130)	(130)
Sell		662	07/2009	GSC	0	(1)	(1)
Sell	GBP	14,472	07/2009	CITI	0	(1,418)	(1,418)
Sell		344	07/2009	GSC	0	(14)	(14)
Buy		14,613	07/2009	MSC	0	(100)	(100)
Buy		203	07/2009	RBS	16	0	16
Sell		14,613	08/2009	MSC	100	0	100
Buy	JPY	432,350	07/2009	BNP	5	0	5
Buy		432,350	08/2009	MSC	0	0	0
Buy	SGD	3,558	07/2009	HSBC	0	(4)	(4)
Sell		3,558	07/2009	HSBC	0	(117)	(117)

					$1,966	$(5,308)	$(3,342)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,065,994	$5,880	$1,071,874
U.S. Government Agencies	0	4,025,733	47	4,025,780
U.S. Treasury Obligations	0	240,371	0	240,371
Mortgage-Backed Securities	0	260,778	0	260,778
Short-Term Instruments	58,104	258,548	0	316,652
Other Investments ++	0	354,625	0	354,625

Investments, at value	$58,104	$6,206,049	$5,927	$6,270,080

Short Sales, at value	$0	$(112,491)	$0	$(112,491)

Financial Derivative Instruments +++	$27,838	$17,135	$872	$45,845

Total	$85,942	$6,110,693	$6,799	$6,203,434

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$(935)	$0	$0	$(75)	$6,890	$5,880
U.S. Government Agencies	22,780	(23,071)	(1)	651	(312)	0	47

Investments, at value	$22,780	$(24,006)	$(1)	$651	$(387)	$6,890	$5,927

Financial Derivative Instruments +++	$1,421	$0	$0	$0	$(440)	$(109)	$872

Total	$24,201	$(24,006)	$(1)	$651	$(827)	$6,781	$6,799

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$27,954	$0	$0	$0	$0	$27,954
Variation margin receivable ^^	28,687	0	0	0	0	28,687
Unrealized appreciation on foreign currency contracts	0	1,966	0	0	0	1,966
Unrealized appreciation on swap agreements	31,481	0	2,698	0	0	34,179

	$88,122	$1,966	$2,698	$0	$0	$92,786

Liabilities:
Written options outstanding	$207	$0	$0	$0	$0	$207
Variation margin payable ^^	849	0	0	0	0	849
Unrealized depreciation on foreign currency contracts	0	5,308	0	0	0	5,308
Unrealized depreciation on swap agreements	1,275	0	11,348	0	0	12,623

	$2,331	$5,308	$11,348	$0	$0	$18,987

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Total Return Portfolio  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(262)	$0	$0	$0	$0	$(262)
Net realized gain (loss) on futures contracts, written options and swaps	21,287	0	(10,894)	0	0	10,393
Net realized (loss) on foreign currency transactions	0	(6,667)	0	0	0	(6,667)

	$21,025	$(6,667)	$(10,894)	$0	$0	$3,464

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(11,542)	$0	$0	$0	$0	$(11,542)
Net change in unrealized appreciation on futures contracts, written options and swaps	40,211	0	12,411	0	0	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	6,964	0	0	0	6,964

	$28,669	$6,964	$12,411	$0	$0	$48,044

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Asset and Liabilities.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase

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obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass- through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are

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recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

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settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will

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decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

Semiannual Report	June 30, 2009	25

Notes to Financial Statements (Cont.)

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the

Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,202	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Total Return Portfolio	$ 0	$ 651,772	$593,700	$0	$58,104	$72	$33

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,705,475	$7,448,105	$888,681	$862,220

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,152	$43,452	7,090	$74,836
Administrative Class	110,466	1,160,698	128,060	1,343,001
Advisor Class	7,321	76,431	6,006	62,477
Issued as reinvestment of distributions
Institutional Class	477	5,005	1,231	12,803
Administrative Class	10,702	112,230	22,615	234,388
Advisor Class	300	3,149	359	3,708
Cost of shares redeemed
Institutional Class	(4,387)	(45,756)	(12,881)	(134,610)
Administrative Class	(94,928)	(992,371)	(128,367)	(1,335,400)
Advisor Class	(3,288)	(34,902)	(2,226)	(23,085)
Net increase resulting from Portfolio share transactions	30,815	$327,936	21,887	$238,118

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	95
Administrative Class	5	58
Advisor Class	5	85

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2009	27

Notes to Financial Statements (Cont.)

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$172,945	$(186,625)	$(13,680)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	29

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

30	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Share Class

Advisor

Semiannual Report

June 30, 2009

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz

Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product Prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We believe that investors should prepare for a challenging journey to what we call the “new normal”, marked by the likelihood of secular slower economic growth, lower U.S. consumption, below historically average asset price returns, and greater government regulation and market activity worldwide. To navigate this journey requires a steadfast determination to diversify across multiple and forecast congruent asset classes, and to recognize a new order in financial markets and economies. We remain highly focused and committed to guiding our clients through this period of uncertainty, while staying at the forefront of risk management and opportunities in this demanding investment environment.

On the following pages of this Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2009, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the reporting period include:

■

Global central banks reduced or maintained their key-lending rates at historic lows, while also resorting to a policy of “quantitative easing” in an effort to add significant liquidity to money markets worldwide and encourage bank lending to consumers and businesses. The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.00%; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan maintained its lending rate at 0.10%.

■

As demand to accept risk and assets with more risk returned to the market in the latter part of the reporting period, government bonds underperformed most riskier assets, partially reversing the flight-to-quality that occurred during the second half of 2008. Government bonds of most developed economies fared better than U.S. Treasury securities as investor anxiety regarding fiscal imbalances and potential inflation was especially pronounced in the U.S. The benchmark ten-year U.S. Treasury note yielded 3.53% at the end of the reporting period, or 1.32% higher than at the end of 2008. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90% for the reporting period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive as investors favored this asset class in response to attractive valuations and concerns about long-term inflation risk. The Barclays Capital U.S. TIPS Index returned 6.21% for the reporting period. Commodities index returns were positive over the reporting period, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 4.62% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities. Purchases of Agency MBS by the Federal Reserve caused mortgage yields to decline relative to U.S. Treasury securities since the beginning of the year. Non-Agency MBS also performed well during the reporting period due to perceived improvements in the stability of financial markets, which reduced balance sheet pressures and improved liquidity in the MBS sector.

■

Amid improved market sentiment and increased appetite for risk, yields on emerging market (“EM”) bonds narrowed sharply, helping to produce gains in both local and external EM securities. In U.S. dollar denominated debt, despite generally weak economic data, lower-rated credits outperformed, fueled by the rally in risk sectors. EM local debt posted strong positive returns amid monetary easing, receding inflationary pressures, and appreciating emerging market currencies.

■

Equity markets worldwide generally trended higher as investors took on more risk during the latter part of the reporting period. U.S. equities, as measured by the S&P 500 Index, returned 3.16% for the reporting period.

Thank you for the trust you have placed in us. We value that and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO Variable Insurance Trust

August 17, 2009

Semiannual Report	June 30, 2009	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2009	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2009

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	64.2%
Corporate Bonds & Notes	17.1%
Short-Term Instruments	5.0%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	3.8%
Other	5.7%
‡	% of Total Investments as of 06/30/09

Average Annual Total Return for the period ended June 30, 2009
	6 Months*	1 Year	Since Inception (02/28/06)
PIMCO Total Return Portfolio Advisor Class	7.00%	9.69%	7.04%
Barclays Capital U.S. Aggregate Index±	1.90%	6.05%	5.43%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.97% for Advisor Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$1,070.04	$1,020.08
Expenses Paid During Period†	$4.88	$4.76

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark U.S. duration detracted from returns as the ten-year U.S. Treasury yield rose during the period.

»	A curve-steepening strategy in the U.S. benefited performance as the yield curve steepened, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities (“MBS”) added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»	An overweight to corporate securities, with a focus on financials, added to performance as corporates outperformed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, particularly in the U.K. and Europe, detracted from returns as yields increased in these regions.

»	An allocation to emerging market bonds added to returns as the sector outperformed like-duration U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2009+	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.31	$10.49	$10.12	$10.24
Net investment income (a)	0.28	0.45	0.48	0.38
Net realized/unrealized gain (loss) on investments	0.43	0.03	0.37	(0.08)
Total income from investment operations	0.71	0.48	0.85	0.30
Dividends from net investment income	(0.31)	(0.46)	(0.48)	(0.37)
Distributions from net realized capital gains	0.00	(0.20)	0.00	(0.05)
Total distributions	(0.31)	(0.66)	(0.48)	(0.42)
Net asset value end of year or period	$10.71	$10.31	$10.49	$10.12
Total return	7.00%	4.69%	8.63%	3.09%
Net assets end of year or period (000s)	$124,116	$74,821	$32,679	$18,811
Ratio of expenses to average net assets	0.95%*	0.97%	0.93%	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	5.45%*	4.27%	4.69%	4.49%*
Portfolio turnover rate	128%	355%	298%	303%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2009	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2009 (Unaudited)

Assets:
Investments, at value	$5,954,057
Investments in Affiliates, at value	58,104
Repurchase agreements, at value	257,919
Cash	5,075
Foreign currency, at value	8,787
Receivable for investments sold	1,198,638
Receivable for investments sold on a delayed-delivery basis	10,111
Receivable for Portfolio shares sold	145,998
Interest and dividends receivable	35,084
Dividends receivable from Affiliates	13
Variation margin receivable	48
Swap premiums paid	3,424
Unrealized appreciation on foreign currency contracts	1,966
Unrealized appreciation on swap agreements	34,179
7,713,403

Liabilities:
Payable for reverse repurchase agreements	$914,105
Payable for investments purchased	1,613,192
Payable for investments in Affiliates purchased	13
Payable for investments purchased on a delayed-delivery basis	214,086
Payable for Portfolio shares redeemed	9,225
Payable for short sales	112,491
Written options outstanding	207
Dividends payable	2,350
Deposits from counterparty	35,734
Accrued investment advisory fee	924
Accrued supervisory and administrative fee	924
Accrued distribution fee	36
Accrued servicing fee	469
Variation margin payable	661
Swap premiums received	6,611
Unrealized depreciation on foreign currency contracts	5,308
Unrealized depreciation on swap agreements	12,623
2,928,959

Net Assets	$4,784,444

Net Assets Consist of:
Paid in capital	$4,599,327
Undistributed net investment income	32,669
Accumulated undistributed net realized gain	119,483
Net unrealized appreciation	32,965
$4,784,444

Net Assets:
Institutional Class	$165,387
Administrative Class	4,494,941
Advisor Class	124,116

Shares Issued and Outstanding:
Institutional Class	15,440
Administrative Class	419,636
Advisor Class	11,587

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.71
Administrative Class	10.71
Advisor Class	10.71

Cost of Investments Owned	$5,967,737
Cost of Investments in Affiliates Owned	$58,104
Cost of Repurchase Agreements Owned	$257,919
Cost of Foreign Currency Held	$8,692
Proceeds Received on Short Sales	$112,534
Premiums Received on Written Options	$575

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$140,724
Dividends	62
Dividends from Affiliate investments	72
Miscellaneous income	14
Total Income	140,872

Expenses:
Investment advisory fees	5,487
Supervisory and administrative fees	5,487
Servicing fees – Administrative Class	3,095
Distribution and/or servicing fees – Advisor Class	129
Trustees’ fees	32
Interest expense	4,447
Total Expenses	18,677
Net Expenses	18,677

Net Investment Income	122,195

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,801
Net realized gain on Affiliate investments	33
Net realized gain on futures contracts, written options and swaps	10,384
Net realized (loss) on foreign currency transactions	(6,718)
Net change in unrealized appreciation on investments	86,068
Net change in unrealized appreciation on futures contracts, written options and swaps	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,045
Net Gain	180,235

Net Increase in Net Assets Resulting from Operations	$302,430

See Accompanying Notes	Semiannual Report	June 30, 2009	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$122,195	$193,387
Net realized gain	34,467	226,397
Net realized gain on Affiliate investments	33	0
Net change in unrealized appreciation (depreciation)	145,735	(220,889)
Net increase resulting from operations	302,430	198,895

Distributions to Shareholders:
From net investment income
Institutional Class	(5,007)	(9,778)
Administrative Class	(126,740)	(185,493)
Advisor Class	(3,149)	(2,294)
From net realized capital gains
Institutional Class	0	(3,026)
Administrative Class	0	(79,740)
Advisor Class	0	(1,414)

Total Distributions	(134,896)	(281,745)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	43,452	74,836
Administrative Class	1,160,698	1,343,001
Advisor Class	76,431	62,477
Issued as reinvestment of distributions
Institutional Class	5,005	12,803
Administrative Class	112,230	234,388
Advisor Class	3,149	3,708
Cost of shares redeemed
Institutional Class	(45,756)	(134,610)
Administrative Class	(992,371)	(1,335,400)
Advisor Class	(34,902)	(23,085)
Net increase resulting from Portfolio share transactions	327,936	238,118

Total Increase in Net Assets	495,470	155,268

Net Assets:
Beginning of period	4,288,974	4,133,706
End of period*	$4,784,444	$4,288,974

*Including undistributed net investment income of:	$32,669	$45,370

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
2.069% due 03/29/2016	$2,844	$2,731
2.250% due 03/29/2016	8	7

Daimler Finance North America LLC
4.320% due 08/03/2012	17,685	16,469

Fresenius Medical Care Capital Trust
1.972% due 03/31/2013	360	346
1.985% due 03/22/2013	71	68
2.514% due 03/22/2013	14	14

HCA, Inc.
1.848% due 11/18/2012	3,124	2,845

Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	40	28
3.821% due 10/10/2014	3,888	2,788

Total Bank Loan Obligations (Cost $27,160)		25,296

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 17.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	6,004

American Express Bank FSB
0.375% due 10/20/2009	6,800	6,800
6.000% due 09/13/2017	3,900	3,563

American Express Centurion Bank
0.375% due 09/22/2009	400	399
0.377% due 03/23/2010	11,600	11,375
5.550% due 10/17/2012	9,840	9,841
6.000% due 09/13/2017	3,900	3,563

American Express Co.
7.000% due 03/19/2018	200	195

American Express Credit Corp.
0.381% due 11/09/2009	6,700	6,655
0.478% due 06/16/2011	500	466
0.496% due 12/02/2010	200	191

American International Group, Inc.
1.217% due 10/18/2011	100	65
4.950% due 03/20/2012	1,700	1,157
5.050% due 10/01/2015	1,800	972
5.450% due 05/18/2017	400	211
6.250% due 03/15/2037	2,100	551
8.175% due 05/15/2058	3,000	856
8.250% due 08/15/2018	12,000	7,071

ANZ National International Ltd.
6.200% due 07/19/2013	7,400	7,632

Bank of America Corp.
0.813% due 09/18/2009	6,100	6,089
1.127% due 11/06/2009	3,900	3,893
1.213% due 08/15/2016	2,800	2,199
2.375% due 06/22/2012	6,500	6,572
6.000% due 09/01/2017	7,000	6,374

Bank of America N.A.
6.000% due 10/15/2036	2,100	1,686

Bank of Scotland PLC
0.689% due 12/08/2010	6,300	6,003
1.152% due 07/17/2009	10,400	10,394

Barclays Bank PLC
5.450% due 09/12/2012	40,000	41,747
6.050% due 12/04/2017	16,800	14,591

Bear Stearns Cos. LLC
0.842% due 08/21/2009	17,400	17,413
0.974% due 05/18/2010	12,200	12,185
1.093% due 08/15/2011	900	877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.507% due 07/19/2010	$10,400	$10,411
6.400% due 10/02/2017	27,900	27,994

BNP Paribas
5.186% due 06/29/2049	15,600	10,166

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	2,204

Caelus Re Ltd.
6.918% due 06/07/2011	2,700	2,456

CIT Group, Inc.
0.974% due 08/17/2009	7,100	6,901

Citibank N.A.
1.625% due 03/30/2011	5,100	5,143

Citigroup Capital XXI
8.300% due 12/21/2077	19,500	15,230

Citigroup Funding, Inc.
2.036% due 05/07/2010	16,800	16,457

Citigroup, Inc.
0.631% due 12/28/2009	5,300	5,250
0.749% due 03/16/2012	5,500	4,998
0.902% due 06/09/2016	13,100	9,327
2.125% due 04/30/2012	3,100	3,116
5.300% due 10/17/2012	2,200	2,124
5.500% due 08/27/2012	5,500	5,335
5.500% due 04/11/2013	40,900	38,378
5.625% due 08/27/2012	4,400	4,123
5.850% due 07/02/2013	1,400	1,326
6.000% due 02/21/2012	3,789	3,749
6.125% due 05/15/2018	3,000	2,628
6.125% due 08/25/2036	15,000	11,189

Countrywide Financial Corp.
4.500% due 06/15/2010	2,400	2,377
5.800% due 06/07/2012	10,300	10,373

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	2,100	2,107
5.625% due 07/15/2009	100	100

Credit Agricole S.A.
0.714% due 05/28/2010	6,800	6,765

DBS Bank Ltd.
1.074% due 05/16/2017	1,000	878

Deutsche Bank AG
6.000% due 09/01/2017	24,600	25,135

Dexia Credit Local
1.262% due 09/23/2011	15,200	15,161

DnB NOR Bank ASA
1.209% due 10/13/2009	5,700	5,665

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	965
7.250% due 10/25/2011	200	173
7.375% due 10/28/2009	5,000	4,958
7.375% due 02/01/2011	200	181
7.875% due 06/15/2010	600	570
8.625% due 11/01/2010	400	376

General Electric Capital Corp.
0.655% due 10/06/2010	800	786
0.953% due 08/15/2011	600	568
1.122% due 10/26/2009	600	600
1.177% due 01/20/2010	4,800	4,773
1.800% due 03/11/2011	2,200	2,221
3.000% due 12/09/2011	21,200	21,884
5.875% due 01/14/2038	8,100	6,422
6.375% due 11/15/2067	12,200	8,151

GMAC LLC
6.000% due 12/15/2011	1,100	924

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	17,300	16,808
6.250% due 09/01/2017	14,900	14,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
5.375% due 11/29/2049	$5,100	$2,467

HSBC Finance Corp.
1.162% due 10/21/2009	4,500	4,487

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,250
6.500% due 09/15/2037	2,900	2,811

JPMorgan Chase & Co.
1.026% due 05/07/2010	9,700	9,687
6.000% due 01/15/2018	3,900	3,881

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,799

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	956

KeyBank N.A.
2.906% due 06/02/2010	10,300	10,002

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	15,260	2,327
2.911% due 08/21/2009 (a)	10,600	1,617
2.950% due 05/25/2010 (a)	5,200	793
3.005% due 07/18/2011 (a)	4,800	732
3.053% due 11/10/2009 (a)	4,500	686
5.625% due 01/24/2013 (a)	3,800	594
6.875% due 05/02/2018 (a)	3,200	528

Lloyds Banking Group PLC
5.920% due 09/29/2049	1,100	391

Longpoint Re Ltd.
5.874% due 05/08/2010	2,900	2,819

Merrill Lynch & Co., Inc.
0.726% due 12/04/2009	7,300	7,287
0.996% due 08/14/2009	6,200	6,200
1.292% due 07/25/2011	8,500	7,875
6.150% due 04/25/2013	10,000	10,026
6.875% due 04/25/2018	17,800	16,501

MetLife, Inc.
6.400% due 12/15/2066	1,700	1,219

Metropolitan Life Global Funding I
0.894% due 05/17/2010	15,200	15,079
5.125% due 11/09/2011	8,200	8,482

Morgan Stanley
1.221% due 01/15/2010	8,200	8,135
3.006% due 05/14/2010	20,700	20,645
5.950% due 12/28/2017	10,600	10,188

Mystic Re Ltd.
10.668% due 06/07/2011	2,200	2,049

National Australia Bank Ltd.
0.688% due 09/11/2009	5,300	5,296
5.350% due 06/12/2013	6,100	6,290

National Westminster Bank PLC
7.375% due 10/01/2009	12,935	12,795

Osiris Capital PLC
6.131% due 01/15/2010	3,100	3,056

Petroleum Export Ltd.
5.265% due 06/15/2011	529	510

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,194

Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010	1,200	1,140

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	907

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	8,819

See Accompanying Notes	Semiannual Report	June 30, 2009	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	$10,900	$10,832

SLM Corp.
1.322% due 10/25/2011	200	162

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,298

State Street Capital Trust III
8.250% due 03/15/2042	6,800	5,748

State Street Capital Trust IV
1.629% due 06/01/2077	1,000	580

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,113

UBS AG
5.750% due 04/25/2018	4,600	4,196
5.875% due 12/20/2017	4,700	4,384

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	311

USB Capital IX
6.189% due 04/15/2049	900	608

Wachovia Corp.
0.718% due 12/01/2009	4,400	4,392
0.749% due 03/15/2011	10,400	10,040
1.261% due 10/15/2011	8,100	7,698
5.500% due 05/01/2013	8,300	8,584
5.750% due 02/01/2018	16,900	16,625

Wells Fargo & Co.
0.729% due 09/15/2009	915	916

ZFS Finance USA Trust I
5.875% due 05/09/2062	4,400	3,191

		834,980

INDUSTRIALS 3.4%

Amgen, Inc.
6.150% due 06/01/2018	1,200	1,307

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,681
6.450% due 09/15/2037	2,400	2,667

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,158

CODELCO, Inc.
6.150% due 10/24/2036	700	689

Comcast Corp.
1.439% due 07/14/2009	7,700	7,702
5.875% due 02/15/2018	1,700	1,726
6.450% due 03/15/2037	1,700	1,679

Daimler Finance North America LLC
1.466% due 08/03/2009	6,300	6,281

Dell, Inc.
5.650% due 04/15/2018	11,200	11,397

El Paso Corp.
7.800% due 08/01/2031	900	738
7.875% due 06/15/2012	3,000	2,958
9.625% due 05/15/2012	800	810

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,008
7.343% due 04/11/2013	1,700	1,649
8.146% due 04/11/2018	6,700	6,130

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,552

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	23,532

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
4.950% due 04/15/2013	$13,100	$13,734
5.750% due 04/15/2018	12,900	13,631

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	13,708

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,313

Time Warner, Inc.
1.150% due 11/13/2009	6,600	6,585

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,853

United Airlines, Inc.
6.071% due 03/01/2013	146	144
8.030% due 01/01/2013 (a)	465	461

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,262

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,317
6.875% due 11/21/2036	1,300	1,240

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,001

		162,015

UTILITIES 1.6%

AT&T, Inc.
1.116% due 02/05/2010	3,600	3,603
4.950% due 01/15/2013	5,200	5,414
5.500% due 02/01/2018	5,200	5,200
6.300% due 01/15/2038	3,600	3,486

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,867

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,089
6.000% due 12/01/2012	6,500	6,509

Korea Electric Power Corp.
5.125% due 04/23/2034	90	83

NGPL PipeCo. LLC
6.514% due 12/15/2012	5,800	6,086

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,141

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	641

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,184

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,576

		74,879

Total Corporate Bonds & Notes (Cost $1,137,439)		1,071,874

CONVERTIBLE BONDS & NOTES 0.3%

National City Corp.
4.000% due 02/01/2011	12,900	12,739

Total Convertible Bonds & Notes (Cost $11,204)		12,739

MUNICIPAL BONDS & NOTES 3.4%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041	2,550	2,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	$3,700	$4,098

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	12,095

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	6,300	6,189

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	17,404

Garden State, New Jersey Preservation Trust Revenue Bonds, (FSA Insured), Series 2003
5.500% due 11/01/2014	7,725	8,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	758

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	719

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,237

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,571

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	28,557

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	10,000	9,822

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	10,000	9,650

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.847% due 06/15/2031	5,130	5,414

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	70

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	6,200	6,227

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	4,185	3,637

Southern California State Metropolitan Water District Revenue Bonds, Series 2007
5.000% due 07/01/2024	7,100	7,467

Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	359

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031	3,390	3,818

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.813% due 02/01/2027	2,575	2,822
9.902% due 10/01/2031	6,240	6,925

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,575

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	$6,600	$6,454

Total Municipal Bonds & Notes (Cost $149,528)		161,866

U.S. GOVERNMENT AGENCIES 84.1%

Fannie Mae
0.374% due 12/25/2036 - 07/25/2037	12,209	10,873
0.664% due 03/25/2044	4,167	3,929
2.638% due 06/01/2043 - 07/01/2044	4,407	4,374
2.838% due 09/01/2040	20	20
4.000% due 10/01/2018	302	309
4.042% due 01/01/2025	21	21
4.187% due 10/01/2032	1,171	1,173
4.308% due 11/01/2035	220	222
4.500% due 03/01/2023 - 04/01/2035	5,399	5,496
4.631% due 05/25/2035	954	954
4.647% due 12/01/2036	1,814	1,826
4.721% due 04/01/2035	3,323	3,401
4.752% due 04/01/2035	2,086	2,153
4.805% due 08/01/2035	4,034	4,147
4.845% due 09/01/2034 - 09/01/2039	1,770	1,781
5.000% due 02/25/2017 - 07/01/2039	425,114	434,824
5.051% due 09/01/2035	1,634	1,700
5.145% due 11/01/2025	1	1
5.154% due 08/01/2035	1,695	1,766
5.500% due 04/01/2014 - 07/01/2039	652,727	675,466
5.500% due 11/01/2034 (h)	27,664	28,684
5.500% due 07/01/2036 - 09/01/2038 (g)	687,817	712,324
5.500% due 06/01/2038 (e)	77,878	80,494
6.000% due 04/01/2016 - 07/01/2039	1,029,378	1,078,088
6.000% due 12/01/2036 (h)	27,610	28,926
6.000% due 10/01/2038 (g)	212,691	222,632
6.500% due 06/01/2029 - 07/01/2039	34,570	36,826
7.000% due 04/25/2023 - 06/01/2032	2,269	2,468

Federal Home Loan Bank
3.375% due 06/24/2011	1,400	1,453

Federal Housing Administration
7.430% due 01/25/2023	47	47

Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	40,692	39,872
0.619% due 05/15/2036	4,099	3,960
0.702% due 03/09/2011 (e)	4,771	4,789
0.769% due 11/15/2030	25	25
0.819% due 09/15/2030	21	21
0.926% due 05/04/2011 (e)	2,210	2,216
0.937% due 08/05/2011 (e)	69,500	69,525
1.125% due 06/01/2011	8,800	8,789
1.625% due 04/26/2011	6,200	6,251
2.639% due 02/25/2045	540	514
4.204% due 07/01/2027	1	1
4.500% due 04/01/2018 - 10/01/2018	1,619	1,676
4.751% due 07/01/2030	1	1
4.895% due 01/01/2028	1	1
5.000% due 04/01/2018 - 08/01/2039	238,557	242,933
5.250% due 07/18/2011	800	864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2034 - 01/01/2039	$107,150	$110,748
5.500% due 02/01/2038 (g)	117,689	121,642
6.000% due 07/01/2016 - 07/01/2039	47,614	49,748
6.500% due 03/01/2013 - 10/01/2037	604	643
7.000% due 06/15/2023	1,286	1,404
7.500% due 07/15/2030 - 03/01/2032	202	218
8.500% due 08/01/2024	12	13

Ginnie Mae
0.815% due 09/20/2030	17	17
0.918% due 02/16/2030	183	183
3.750% due 02/20/2032	421	426
4.125% due 10/20/2029 - 11/20/2029	164	167
4.375% due 02/20/2027	4	3
4.625% due 07/20/2030	8	8
5.375% due 04/20/2026 - 05/20/2030	73	76
5.500% due 04/15/2033 - 09/15/2033	400	416
6.000% due 02/15/2038 - 11/15/2038	8,744	9,123
6.500% due 03/15/2031 - 04/15/2032	147	158

Small Business Administration
5.130% due 09/01/2023	58	61
6.030% due 02/01/2012	1,911	1,999
6.290% due 01/01/2021	131	140
6.344% due 08/01/2011	144	150
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	526	576
8.017% due 02/10/2010	39	40

Total U.S. Government Agencies (Cost $3,919,274)		4,025,780

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015 (g)	24,348	24,226
1.625% due 01/15/2018	13,852	13,705
1.750% due 01/15/2028 (g)	8,651	8,165
1.875% due 07/15/2015 (g)	52,748	53,308
2.000% due 01/15/2014	12,587	12,871
2.000% due 01/15/2016 (g)	11,066	11,228
2.375% due 04/15/2011	13,447	13,850
2.375% due 01/15/2025 (g)	55,767	57,266
2.500% due 01/15/2029	18,982	20,139
2.625% due 07/15/2017	16,781	17,867

U.S. Treasury Notes
0.875% due 04/30/2011 (h)	5,368	5,354
0.875% due 05/31/2011 (h)	2,400	2,392

Total U.S. Treasury Obligations (Cost $237,151)		240,371

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,386	1,881

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	331	330
4.875% due 06/10/2039	27	27
5.451% due 01/15/2049	11,600	8,686
5.929% due 05/10/2045	6,400	5,356
5.935% due 02/10/2051	3,200	2,590

Banc of America Funding Corp.
3.781% due 05/25/2035	3,791	3,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033	$4,136	$3,431
6.500% due 10/25/2031	660	649
6.500% due 09/25/2033	305	289

Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030	5	4
4.179% due 07/25/2034	3,104	2,476
4.740% due 10/25/2035	9,835	9,488
4.808% due 11/25/2034	2,591	2,147
4.965% due 01/25/2035	3,207	2,708
5.021% due 04/25/2033	774	693
5.063% due 11/25/2034	7,725	6,489
5.088% due 02/25/2033	100	90
5.409% due 01/25/2034	1,589	1,281
5.609% due 02/25/2033	172	160

Bear Stearns Alt-A Trust
5.362% due 05/25/2035	5,116	3,319
5.490% due 09/25/2035	3,051	1,658

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	812
5.471% due 01/12/2045	2,800	2,333
5.700% due 06/11/2050	9,400	7,493
5.703% due 06/11/2050	8,600	7,695

Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	6,246	3,452
5.714% due 12/26/2046	3,673	2,238

Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	36	31

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,419	1,147

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,222

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	3,587

Countrywide Alternative Loan Trust
0.494% due 05/25/2047	4,546	1,709

Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	9,415	7,495
4.786% due 11/25/2034	5,261	3,998
5.250% due 02/20/2036	1,608	1,093
5.750% due 05/25/2033	156	154

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	646

CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032	22	18

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	3,727	3,071
0.394% due 01/25/2047	4,148	3,150

Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	3,299	2,497

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	342
5.317% due 06/10/2036	915	847
5.444% due 03/10/2039	4,400	3,519

GS Mortgage Securities Corp. II
0.408% due 03/06/2020	7,096	6,088
5.396% due 08/10/2038	905	809
5.993% due 08/10/2045	6,300	4,779

GSR Mortgage Loan Trust
4.469% due 09/25/2035	16,416	13,827
5.241% due 11/25/2035	6,697	5,217

See Accompanying Notes	Semiannual Report	June 30, 2009	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.403% due 01/19/2038	$3,587	$3,316
0.503% due 01/19/2038	11,299	4,830
0.533% due 05/19/2035	1,009	452
5.143% due 07/19/2035	4,406	2,564

Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	1,355	1,272

Indymac ARM Trust
3.708% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	2,055	1,914

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	5,232
5.420% due 01/15/2049	20,956	15,485
5.882% due 02/15/2051	2,300	1,729
6.007% due 06/15/2049	300	256

JPMorgan Mortgage Trust
5.012% due 02/25/2035	4,308	3,770

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	773	684

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	10,991
5.485% due 03/12/2051	5,500	3,705

Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	2,889	1,561

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	211	204

MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	794	548
1.314% due 10/25/2035	1,446	1,153

Morgan Stanley Capital I
0.380% due 10/15/2020	1,723	1,278
4.050% due 01/13/2041	302	306
5.809% due 12/12/2049	600	459
6.076% due 06/11/2049	3,100	2,344

Prime Mortgage Trust
0.714% due 02/25/2019	119	112
0.714% due 02/25/2034	727	589

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	614	618

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,058

Structured Adjustable Rate Mortgage Loan Trust
5.497% due 07/25/2035	1,277	875

Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035	6,178	3,889
0.973% due 09/19/2032	118	89

Structured Asset Securities Corp.
4.093% due 07/25/2032	12	9
4.687% due 02/25/2032	18	16

Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	3,670	3,299

Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	8,092	5,959
0.409% due 09/15/2021	17,864	12,874
5.308% due 11/15/2048	2,000	1,533
5.509% due 04/15/2047	3,200	2,132

WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045	1,139	598
2.540% due 11/25/2042	606	350
2.740% due 08/25/2042	1,393	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	$6,663	$5,578
4.950% due 03/25/2036	6,456	4,568
4.981% due 12/25/2034	4,982	4,443

Total Mortgage-Backed Securities (Cost $326,987)		260,778

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.364% due 12/25/2036	1,000	735

Amortizing Residential Collateral Trust
0.584% due 06/25/2032	239	111

Asset-Backed Funding Certificates
0.374% due 11/25/2036	1,143	1,093
0.374% due 01/25/2037	1,513	1,250

Bear Stearns Asset-Backed Securities Trust
0.394% due 10/25/2036	1,084	961
0.404% due 06/25/2047	2,144	1,630

Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	1,493	1,413
0.364% due 12/25/2046	187	183
0.364% due 05/25/2047	1,485	1,352

Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	1,856	1,518

EMC Mortgage Loan Trust
0.684% due 05/25/2040	492	344

First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	2,675	2,520

Fremont Home Loan Trust
0.374% due 01/25/2037	2,010	1,304

HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034	5,923	4,104

HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	1,106	670

Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	807	766

JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	380	353
0.374% due 03/25/2047	4,119	2,965

Lehman XS Trust
0.384% due 05/25/2046	6	6

Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	156	100

MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	1,422	1,320

Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	499	496

Morgan Stanley ABS Capital I
0.354% due 10/25/2036	761	714
0.364% due 10/25/2036	564	525

Nelnet Student Loan Trust
0.669% due 12/22/2016	6,256	6,198

Park Place Securities, Inc.
0.626% due 10/25/2034	2,583	1,930

Residential Asset Securities Corp.
0.384% due 11/25/2036	617	609

Saxon Asset Securities Trust
0.374% due 10/25/2046	370	356

SBI HELOC Trust
0.484% due 08/25/2036	1,175	1,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		$4,604	$2,873

SLM Student Loan Trust
1.092% due 10/25/2016		3,832	3,819

Structured Asset Securities Corp.
0.364% due 10/25/2036		2,039	1,863
0.604% due 01/25/2033		73	52

Wells Fargo Home Equity Trust
0.364% due 01/25/2037		168	165

Total Asset-Backed Securities (Cost $54,679)			45,355

SOVEREIGN ISSUES 0.6%

China Development Bank Corp.
5.000% due 10/15/2015		900	932

Export-Import Bank of China
4.875% due 07/21/2015		900	938

Korea Development Bank
1.317% due 04/03/2010		25,000	24,478

South Africa Government International Bond
5.875% due 05/30/2022		500	460

Total Sovereign Issues (Cost $27,287)			26,808

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,223

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	970

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	7,900	11,206

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	19,609

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	200
5.316% due 04/05/2011 (a)		10	2

MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	700	823

SLM Corp.
1.531% due 11/15/2011	EUR	1,000	1,101

Wachovia Corp.
1.449% due 02/13/2014		5,200	6,315
1.465% due 08/01/2011		400	531

Total Foreign Currency-Denominated Issues (Cost $54,610)			42,980

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

General Motors Corp.
5.250% due 03/06/2032		316,000	910

Total Convertible Preferred Stocks (Cost $988)			910

PREFERRED STOCKS 0.2%

DG Funding Trust
1.343% due 12/31/2049		1,239	10,717

Total Preferred Stocks (Cost $13,056)			10,717

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS 5.4%

Barclays Capital, Inc.
0.020% due 07/01/2009	$26,000	$26,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $26,916. Repurchase proceeds are $26,000.)

Goldman Sachs & Co.
0.050% due 07/01/2009	22,700	22,700
(Dated 06/30/2009. Collateralized by Fannie Mae 4.000% due 06/01/2024 valued at $23,262. Repurchase proceeds are $22,700.)
0.250% due 07/13/2009	145,000	145,000
(Dated 06/25/2009. Collateralized by Fannie Mae 6.000% due 10/01/2038 valued at $145,679. Repurchase proceeds are $145,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.170% due 07/08/2009	$64,219	$64,219
(Dated 06/08/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2016 - 01/15/2025 valued at $68,533. Repurchase proceeds are $64,219.)

		257,919

U.S. TREASURY BILLS 0.0%
0.178% due 07/09/2009 - 12/24/2009 (b)(f)(h)	629	629

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.2%
	5,805,191	58,104

Total Short-Term Instruments (Cost $316,652)		316,652

MARKET VALUE (000S)
PURCHASED OPTIONS (j) 0.6%
(Cost $7,745)	$27,954

Total Investments 131.1% (Cost $6,283,760)	$6,270,080

Written Options (k) (0.0%) (Premiums $575)	(207)

Other Assets and Liabilities (Net) (31.1%)	(1,485,429)

Net Assets 100.0%	$4,784,444

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $11,053 have been pledged as collateral for swap and swaption contracts on June 30, 2009.
(f)	Securities with an aggregate market value of $150 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2009 was $1,427,856 at a weighted average interest rate of 0.628%. On June 30, 2009, securities valued at $954,437 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $9,088 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	117	$105
90-Day Euribor March Futures	Long	03/2010	205	283
90-Day Eurodollar December Futures	Long	12/2009	2,322	9,047
90-Day Eurodollar December Futures	Long	12/2010	855	(597)
90-Day Eurodollar June Futures	Long	06/2010	749	471
90-Day Eurodollar March Futures	Long	03/2010	1,028	6,416
90-Day Eurodollar September Futures	Long	09/2009	1,980	11,593
90-Day Eurodollar September Futures	Long	09/2010	119	284
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	449
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	122	(102)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	122	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	62	39
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	60	(78)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	122	(60)

				$27,838

(i)	Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	16.024%	$1,100	$(386)	$0	$(386)
American International Group, Inc.	DUB	5.000%	12/20/2013	15.312%	9,700	(2,734)	(873)	(1,861)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	2.416%	3,900	(205)	0	(205)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	2,000	26	0	26
El Paso Corp.	CITI	5.000%	06/20/2012	6.705%	900	(38)	(45)	7
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	10.284%	2,500	(377)	0	(377)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.284%	500	(55)	0	(55)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	500	(79)	0	(79)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	10.284%	2,500	(392)	0	(392)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.284%	500	(55)	0	(55)

See Accompanying Notes	Semiannual Report	June 30, 2009	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.284%	$1,500	$(171)	$0	$(171)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	2,900	(87)	0	(87)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	3,400	(117)	0	(117)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	600	(26)	0	(26)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	9,600	(124)	0	(124)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	2,200	(96)	0	(96)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	400	(8)	0	(8)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	800	(33)	0	(33)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	4.022%	2,000	39	(97)	136
General Electric Capital Corp.	CITI	3.850%	03/20/2014	4.336%	5,000	(89)	0	(89)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	3,500	(118)	0	(118)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	4.048%	1,000	(44)	0	(44)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	1,600	(89)	0	(89)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	11,100	183	0	183
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	1,000	(14)	0	(14)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	700	(31)	0	(31)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	4.022%	10,000	194	(500)	694
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,300	(8)	0	(8)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	2,500	(400)	0	(400)
GMAC LLC	CITI	3.720%	09/20/2012	10.203%	2,500	(395)	0	(395)
GMAC LLC	DUB	3.200%	09/20/2012	10.203%	2,000	(342)	0	(342)
GMAC LLC	JPM	3.250%	09/20/2012	10.203%	2,500	(424)	0	(424)
GMAC LLC	JPM	3.670%	09/20/2012	10.203%	2,500	(398)	0	(398)
GMAC LLC	JPM	3.750%	09/20/2012	10.203%	1,000	(157)	0	(157)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	3,200	(416)	0	(416)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	5,400	(141)	0	(141)
JSC Gazprom	JPM	0.970%	10/20/2012	4.963%	700	(81)	0	(81)
JSC Gazprom	JPM	1.020%	10/20/2012	4.963%	700	(79)	0	(79)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	2,000	(160)	0	(160)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	700	(56)	0	(56)
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%	1,200	(79)	0	(79)
Panama Government International Bond	CSFB	1.200%	02/20/2017	2.199%	400	(23)	0	(23)
Panama Government International Bond	JPM	0.730%	01/20/2012	1.532%	1,000	(17)	0	(17)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	1,200	(64)	0	(64)
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	2,000	(207)	(270)	63
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	11,300	(1,171)	(1,610)	439
Wells Fargo & Co	DUB	1.520%	03/20/2013	1.568%	2,700	(3)	0	(3)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	700	(13)	(18)	5

						$(9,564)	$(3,413)	$(6,151)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$1,000	$(236)	$0	$(236)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	1,100	(252)	0	(252)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	700	(159)	0	(159)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,700	(639)	0	(639)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	1,400	(323)	0	(323)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(115)	0	(115)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(230)	0	(230)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	1,900	(435)	0	(435)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,274	(688)	0	(688)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(234)	0	(234)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,690	(173)	0	(173)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	195	0	195
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	45	0	45
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	40	0	40
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,877	492	0	492
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,529	281	0	281
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,084	15	0	15
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,570	38	0	38
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,737	33	0	33

					$(2,499)	$0	$(2,499)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$492	$(6)	$498
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	78	0	78
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	109	0	109
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,400	165	3	162
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		1,800	31	0	31
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,500	25	0	25
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		2,400	45	0	45
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		1,200	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	12	0	12
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	17	0	17
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	8	0	8
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	125	(18)	143
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	127	(14)	141
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	245	15	230
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	114	5	109
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(314)	(422)	108
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(10)	0	(10)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(6)	0	(6)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(14)	0	(14)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	177	0	177
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	375	(160)	535
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	353	(12)	365
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	45	8	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	155	17	138
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	134,200	(397)	51	(448)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$306,400	9,142	0	9,142
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		29,800	1,266	582	684
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		210,300	7,307	(2,068)	9,375
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		97,200	3,377	(288)	3,665
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		17,700	882	670	212
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		12,800	638	403	235
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,000	499	360	139
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		17,300	862	396	466
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	49,300	(171)	414	(585)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		8,700	(179)	33	(212)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,007	(133)	1,140
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	6,300	232	(66)	298
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	308	(6)	314
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	178	14	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	1,071	97	974
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,600	406	2	404
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	343	0	343
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	790	(5)	795

							$30,432	$226	$30,206

(j)	Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$125,100	$1,338	$4,485
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	3,086
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	1,201
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	7,421
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	2,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	122,300	1,386	4,384
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	5,319

							$7,745	$27,954

See Accompanying Notes	Semiannual Report	June 30, 2009	15

Schedule of Investments  Total Return Portfolio  (Cont.)

(k)	Written options outstanding on June 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$12,000	$50	$10
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	19,200	91	40
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	26,000	117	35
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,000	48	10
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	16,500	71	13
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	6,000	26	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	45,500	172	94

							$575	$207

Transactions in written call and put options for the period ended June 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2008	1,807	$445,600	$12,824
Sales	1,067	206,700	1,460
Closing Buys	0	(403,600)	(11,543)
Expirations	(2,874)	(111,500)	(2,166)
Exercised	0	0	0

Balance at 06/30/2009	0	$137,200	$575

(l)	Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	07/01/2039	$109,000	$112,534	$112,491

(m)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,010	07/2009	DUB	$9	$0	$9
Buy		9,238	07/2009	GSC	173	0	173
Buy	BRL	37,754	08/2009	HSBC	1,503	0	1,503
Buy	CAD	8,313	08/2009	JPM	0	(443)	(443)
Buy	CNY	34,581	07/2009	BCLY	0	(284)	(284)
Sell		19,373	07/2009	BCLY	0	(129)	(129)
Sell		56,062	07/2009	CITI	0	(211)	(211)
Buy		117,459	07/2009	DUB	0	(956)	(956)
Sell		91,586	07/2009	DUB	0	(341)	(341)
Buy		37,534	07/2009	HSBC	0	(264)	(264)
Sell		40,019	07/2009	HSBC	0	(147)	(147)
Buy		36,762	07/2009	JPM	0	(322)	(322)
Sell		19,296	07/2009	JPM	0	(129)	(129)
Buy		11,649	09/2009	BCLY	23	0	23
Sell		29,103	09/2009	BCLY	0	(105)	(105)
Buy		7,496	09/2009	CITI	18	0	18
Sell		22,056	09/2009	CITI	0	(75)	(75)
Buy		33,884	09/2009	DUB	74	0	74
Buy		15,116	09/2009	HSBC	35	0	35
Sell		9,302	09/2009	HSBC	0	(36)	(36)
Buy		6,144	09/2009	JPM	10	0	10
Sell		13,827	09/2009	JPM	0	(54)	(54)
Buy		7,168	03/2010	BCLY	0	(5)	(5)
Buy		7,185	03/2010	HSBC	0	(2)	(2)
Buy		43,733	03/2010	JPM	0	(21)	(21)
Sell	EUR	17,348	07/2009	BCLY	0	(130)	(130)
Sell		662	07/2009	GSC	0	(1)	(1)
Sell	GBP	14,472	07/2009	CITI	0	(1,418)	(1,418)
Sell		344	07/2009	GSC	0	(14)	(14)
Buy		14,613	07/2009	MSC	0	(100)	(100)
Buy		203	07/2009	RBS	16	0	16
Sell		14,613	08/2009	MSC	100	0	100
Buy	JPY	432,350	07/2009	BNP	5	0	5
Buy		432,350	08/2009	MSC	0	0	0
Buy	SGD	3,558	07/2009	HSBC	0	(4)	(4)
Sell		3,558	07/2009	HSBC	0	(117)	(117)

					$1,966	$(5,308)	$(3,342)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,065,994	$5,880	$1,071,874
U.S. Government Agencies	0	4,025,733	47	4,025,780
U.S. Treasury Obligations	0	240,371	0	240,371
Mortgage-Backed Securities	0	260,778	0	260,778
Short-Term Instruments	58,104	258,548	0	316,652
Other Investments ++	0	354,625	0	354,625

Investments, at value	$58,104	$6,206,049	$5,927	$6,270,080

Short Sales, at value	$0	$(112,491)	$0	$(112,491)

Financial Derivative Instruments +++	$27,838	$17,135	$872	$45,845

Total	$85,942	$6,110,693	$6,799	$6,203,434

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$(935)	$0	$0	$(75)	$6,890	$5,880
U.S. Government Agencies	22,780	(23,071)	(1)	651	(312)	0	47

Investments, at value	$22,780	$(24,006)	$(1)	$651	$(387)	$6,890	$5,927

Financial Derivative Instruments +++	$1,421	$0	$0	$0	$(440)	$(109)	$872

Total	$24,201	$(24,006)	$(1)	$651	$(827)	$6,781	$6,799

+	See note 2 in the Notes to Financial Statements for additional information.
++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$27,954	$0	$0	$0	$0	$27,954
Variation margin receivable ^^	28,687	0	0	0	0	28,687
Unrealized appreciation on foreign currency contracts	0	1,966	0	0	0	1,966
Unrealized appreciation on swap agreements	31,481	0	2,698	0	0	34,179

	$88,122	$1,966	$2,698	$0	$0	$92,786

Liabilities:
Written options outstanding	$207	$0	$0	$0	$0	$207
Variation margin payable ^^	849	0	0	0	0	849
Unrealized depreciation on foreign currency contracts	0	5,308	0	0	0	5,308
Unrealized depreciation on swap agreements	1,275	0	11,348	0	0	12,623

	$2,331	$5,308	$11,348	$0	$0	$18,987

See Accompanying Notes	Semiannual Report	June 30, 2009	17

Schedule of Investments  Total Return Portfolio  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(262)	$0	$0	$0	$0	$(262)
Net realized gain (loss) on futures contracts, written options and swaps	21,287	0	(10,894)	0	0	10,393
Net realized (loss) on foreign currency transactions	0	(6,667)	0	0	0	(6,667)

	$21,025	$(6,667)	$(10,894)	$0	$0	$3,464

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(11,542)	$0	$0	$0	$0	$(11,542)
Net change in unrealized appreciation on futures contracts, written options and swaps	40,211	0	12,411	0	0	52,622
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	6,964	0	0	0	6,964

	$28,669	$6,964	$12,411	$0	$0	$48,044

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Asset and Liabilities.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2009

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Portfolio has adopted the following new accounting standards and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Staff Position No. 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 133”)

FAS 161 requires disclosures about the objectives and strategies for using derivative instruments, credit-risk-related contingent features in derivative instruments, location of fair value amounts of and gains and losses on derivative instruments as reported within the financial statements, and volume of derivative activity. The disclosures within Note 4, Financial Derivative Instruments, contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Portfolio to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet through the date that the financial statements are available to be issued, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset

Semiannual Report	June 30, 2009	19

Notes to Financial Statements (Cont.)

will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2009

dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase

Semiannual Report	June 30, 2009	21

Notes to Financial Statements (Cont.)

obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass- through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are

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recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodity or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

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Notes to Financial Statements (Cont.)

settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will

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decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment advisor, minimizes credit risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the credit risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

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Notes to Financial Statements (Cont.)

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the

Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2009, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,202	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2009 (amounts in thousands):

Fund Name	Market Value 12/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2009	Dividend Income	Net Capital and Realized Gain
Total Return Portfolio	$ 0	$ 651,772	$593,700	$0	$58,104	$72	$33

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(Unaudited) June 30, 2009

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,705,475	$7,448,105	$888,681	$862,220

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2009		Year Ended 12/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,152	$43,452	7,090	$74,836
Administrative Class	110,466	1,160,698	128,060	1,343,001
Advisor Class	7,321	76,431	6,006	62,477
Issued as reinvestment of distributions
Institutional Class	477	5,005	1,231	12,803
Administrative Class	10,702	112,230	22,615	234,388
Advisor Class	300	3,149	359	3,708
Cost of shares redeemed
Institutional Class	(4,387)	(45,756)	(12,881)	(134,610)
Administrative Class	(94,928)	(992,371)	(128,367)	(1,335,400)
Advisor Class	(3,288)	(34,902)	(2,226)	(23,085)
Net increase resulting from Portfolio share transactions	30,815	$327,936	21,887	$238,118

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	95
Administrative Class	5	58
Advisor Class	5	85

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2009	27

Notes to Financial Statements (Cont.)

PIMCO, a subsidiary of AGI and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2009, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$172,945	$(186,625)	$(13,680)

13.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, PIMCO has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 18, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements through this date.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Semiannual Report	June 30, 2009	29

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

30	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, Missouri 64106

P I M C O

Item 2.	Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures

	(a)	The Principal Executive Officer and Principal Financial Officer of PIMCO Variable Insurance Trust (“Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Code of Ethics. Not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 20, 2009